UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07988

LORD ABBETT INVESTMENT TRUST

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 11/30

Date of reporting period: 11/30/11

Item 1:	Reports to Shareholders.

2011

LORD ABBETT

ANNUAL

REPORT

Lord Abbett

Strategic Allocation Funds:

Balanced Strategy Fund

Diversified Equity Strategy Fund

Diversified Income Strategy Fund

Growth & Income Strategy Fund

For the fiscal year ended November 30, 2011

Lord Abbett Investment Trust

Lord Abbett Balanced Strategy Fund,

Lord Abbett Diversified Equity Strategy Fund,

Lord Abbett Diversified Income Strategy Fund,

and Lord Abbett Growth & Income Strategy Fund

Annual Report

For the fiscal year ended November 30, 2011

From left to right: Robert S. Dow, Director and Chairman of the Lord Abbett Funds; E. Thayer Bigelow, Independent Lead Director of the Lord Abbett Funds; and Daria L. Foster, Director and President of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this overview of the performance of the Funds for the fiscal year ended November 30, 2011. On this page and the following pages, we discuss the major factors that influenced fiscal year performance. For detailed and more timely information about the Funds, please visit our Website at www.lordabbett.com, where you also can access the quarterly commentaries that provide updates on each Fund’s performance and other portfolio related updates.

        Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best Regards,

Robert S. Dow

Chairman

Balanced Strategy Fund

For the fiscal year ended November 30, 2011, the Fund returned 1.21%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared to its benchmark, the 60% Russell 3000® Index1/40% Barclays Capital U.S. Universal Index,2 which returned 6.69% over the same period.

For the 12-month period, domestic equities (as represented by the S&P 500® Index3) outperformed fixed income (as represented by the Barclays Capital U.S. Aggregate Bond Index4). Furthermore, domestic equities outperformed international equities (as represented by the MSCI EAFE Index with Gross Dividends5). Investment-grade corporates (as represented by the Barclays Capital U.S.

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Credit Baa Bond Index6) outperformed high-yield corporates (as represented by the BofA Merrill Lynch High Yield Master II Constrained Index7). The most significant exposure from an equity perspective was to the domestic U.S. large-cap asset class, and from a fixed income perspective was to high yield bonds.

The most significant detractor from Fund performance was exposure to domestic mid-cap value equities. Within this asset class, the financials and telecommunications services sectors were the weakest performers on an absolute basis. In addition, the Fund’s exposure to convertible securities and international large-cap core equities, as well as stock selection within domestic large-cap equities, detracted from Fund performance. Within these equity asset classes the significant weighting in the financials and consumer discretionary sectors negatively affected fund performance as they were among the worst performing sectors for the period on an absolute basis.

Contributing to performance was the Fund’s exposure to domestic multi-cap value equities and multi-sector bonds. Within domestic multi cap value equities, energy and materials were the best performing sectors on an absolute basis for the period. Within the multi-sector bond blend, high-grade corporate bonds outperformed lower-rated bonds due to a flight to quality.

Diversified Equity Strategy Fund

For the fiscal year ended November 30, 2011, the Fund returned -0.06%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared to its benchmark, the 85% Russell 3000® Index1/ 15% MSCI EAFE Index with Gross Dividends,5 which returned 5.36% over the same period.

For the 12-month period, domestic equity markets (as represented by the S&P 500® Index3) outperformed foreign equity markets (as represented by the MSCI EAFE Index with Gross Dividends5). Furthermore, growth stocks (as represented by the Russell 3000® Growth Index8) outperformed value stocks (as represented by the Russell 3000® Value Index9), while large-cap stocks (as represented by the Russell 1000® Index10) outperformed small-cap stocks (as represented by the Russell 2000® Index11) for the period.

Detracting from Fund performance was exposure to international equities and stock selection within domestic large-cap core equities. Within these asset classes, the financials and consumer discretionary sectors hindered Fund performance, as these were among the worst performing sectors on an absolute basis for the period. In addition, international markets declined significantly during the period due to a range of factors such as, the natural disasters in Japan resulting in major supply

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disruption, a slowing economy in China, and uncertainty surrounding the European sovereign debt crisis.

The most significant contributor to Fund performance was exposure to domestic small-cap growth equities. Within this asset class, the energy and industrials sectors bolstered performance, as they were the best performing sectors on an absolute basis. The energy sector also positively contributed to Fund performance among domestic smid-cap value equities, in addition to the health care sector, which was also a significant contributor to Fund performance during the period.

Diversified Income Strategy Fund

For the fiscal year ended November 30, 2011, the Fund returned 2.74%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared to its benchmark, the 45% BofA Merrill Lynch High Yield Master II Constrained Index7/40% Barclays Capital U.S. Universal Index2/15% Russell 1000 Index,10 which returned 5.03% over the same period.

For the 12-month period, domestic equity markets (as represented by the S&P 500® Index3) outperformed fixed-income markets (as represented by the Barclays Capital U.S. Aggregate Bond Index4). Furthermore, domestic equity markets outperformed foreign equity markets (as represented by the MSCI EAFE Index5 with Gross Dividends). In addition, higher-quality fixed-income outperformed high-yield bonds (as represented by the BofA Merrill Lynch High Yield Master II Constrained Index7).

The most significant detractor from Fund performance was exposure to the convertibles and domestic mid-cap value equities asset classes. Within convertibles, consumer discretionary and financials were the worst performing sectors on an absolute basis, and detracted from performance. Furthermore, the telecommunication services and financials sectors within domestic mid-cap value equities were the weakest performing sectors on an absolute basis, and also detracted from Fund performance.

Contributing to Fund performance was exposure to the corporate bond sector and domestic multi-cap value equities. Within the corporate bond sector, contributing to performance was exposure to high-yield corporate bonds and the Fund’s security selection within the sector, where the Fund held the more highly rated ‘BB’ and ‘B’ credits, which outperformed lower-rated bonds. Positioning within corporate mortgage-backed securities and high-yield corporates drove performance, as these were the best performing sectors for the period. Within the domestic multi-cap value asset class, positioning within the energy and materials sectors contributed to performance, as these were among the strongest performing sectors on an absolute basis.

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Growth & Income Strategy Fund

For the fiscal year ended November 30, 2011, the Fund returned 1.07% , reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared to its benchmark, the 55% Russell 3000® Index1/30% Barclays Capital U.S. Universal Index2/15% MSCI EAFE Index with Gross Dividends Index,5 which returned 5.21% over the same period.

For the 12-month period, domestic equity markets (as represented by the S&P 500® Index3) outperformed fixed-income markets (as represented by the Barclays Capital U.S. Aggregate Bond Index4). Furthermore, domestic equity markets outperformed foreign equity markets (as represented by the MSCI EAFE Index with Gross Dividends5). In addition, large-cap stocks (as represented by the Russell 1000® Index10) outperformed small-cap stocks (as represented by the Russell 2000® Index11).

Detracting from performance was the Fund’s exposure to domestic mid-cap value equities, which was the worst performing asset class for the period. Within this asset class, positioning in telecommunication services and financials hurt performance, as these were the two worst performing sectors on an absolute basis. Another significant detractor from performance was the Fund’s exposure to international small cap core equities. Again, positioning within the financials sector hurt performance, as it was the worst performing sector on an absolute basis. The utilities and consumer discretionary sectors were also significant detractors from Fund performance.

Contributing to performance during the period was the Fund’s exposure to emerging markets currencies. The best performing currencies were the Peruvian new sol, Argentine peso, and Russian ruble. Also contributing to the Fund’s performance was exposure to domestic smid-cap value equities. Positioning within this asset class, specifically in energy and health care, helped performance, as they were the best performing sectors on an absolute basis for the period.

Each Fund’s portfolio is actively managed and, therefore, its holdings and the weightings of a particular issuer or particular sector as a percentage of portfolio assets are subject to change. Sectors may include many industries.

1  The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies representing approximately 98% of the investable U.S. equity market.

2  The Barclays Capital U.S. Universal Index represents the union of the U.S. Aggregate Index, the U.S. High-Yield Corporate Index, the 144A Index, the Eurodollar index, the Emerging Markets Index, the non-ERISA portion of the CMBS Index, and the CMBS High-Yield Index. The index covers U.S. dollar-denominated, taxable bonds that are related either investment-grade or below investment-grade.

3  The S&P 500® Index is widely regarded as the standard for measuring large-cap U.S. stock market performance and includes a representative sample of leading companies in leading industries.

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4  The Barclays Capital U.S. Aggregate Bond Index is an unmanaged index composed of securities from the Barclays Capital Government/Corporate Bond Index, Mortgage-Backed Securities Index and the Asset-Backed Securities Index. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indexes are rebalanced monthly by market capitalization.

5  The MSCI EAFE Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada. As of May 30, 2011, the MSCI EAFE Index consisted of the following 22 developed market country indexes: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom.

The MSCI EAFE Index is calculated with both gross and net dividends. The MSCI EAFE Index with Gross Dividends approximates the maximum possible dividend reinvestment. The amount reinvested is the entire dividend distributed to individuals resident in the country of the company, but does not include tax credits. The MSCI EAFE Index with Net Dividends approximates the minimum possible dividend reinvestment. The dividend is reinvested after deduction of withholding tax, applying the rate to non-resident individuals who do not benefit from double taxation treaties. MSCI uses withholding tax rates applicable to Luxembourg holding companies, as Luxembourg applies the highest rates.

6  The Barclays Capital U.S. Credit Baa Bond Index is a subset of the Barclays Capital Aggregate Bond Index, which includes only corporate bonds with a rating of Baa1, Baa2, or Baa3.

7  The BofA Merrill Lynch High Yield Master II Constrained Index is a market value-weighted index of all domestic and Yankee high-yield bonds, including deferred interest bonds and payment–in-kind securities. Issues included in the index have maturities of one year or more and have a credit rating lower than BB-/Baa3, but are not in default. The BofA Merrill Lynch High Yield Master II Constrained Index limits any individual issuer to a maximum of 2% benchmark exposure.

8  The Russell 3000® Growth Index measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values.

9  The Russell 3000® Value Index measures the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values. The stocks in this index are also members of either the Russell 1000 Value or the Russell 2000 Value indexes.

10  The Russell 1000® Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 90% of the total market capitalization of the Russell 3000 Index.

11  The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 10% of the total market capitalization of the Russell 3000 Index.

Unless otherwise specified, indexes reflect total return, with all dividends reinvested. Indexes are unmanaged, do not reflect the deduction of fees or expenses, and are not available for direct investment.

Important Performance and Other Information

Performance data quoted in the following pages reflect past performance and are no guarantee of future results. Current performance may be higher or lower than the performance quoted. The investment return and principal value of an investment in the Fund will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost. You can obtain performance data current to the most recent month end by calling Lord Abbett at 888-522-2388 or referring to www.lordabbett.com.

Except where noted, comparative Fund performance does not account for the deduction of sales charges and would be different if sales charges were included. The Fund offers several classes of shares with distinct pricing options. For a full description of the differences in pricing alternatives, please see the Fund’s prospectus.

During certain periods shown, expense waivers and reimbursements were in place. Without such expense reimbursements, the Funds’ returns would have been lower.

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The annual commentary above discusses the views of the Funds’ management and various portfolio holdings of the Funds as of November 30, 2011. These views and portfolio holdings may have changed after this date. Information provided in the commentary is not a recommendation to buy or sell securities. Because the Funds’ portfolio is actively managed and may change significantly, the Funds may no longer own the securities described above or may have otherwise changed their positions in the securities. For more recent information about the Funds’ portfolio holdings, please visit www.lordabbett.com.

A Note about Risk: See Notes to Financial Statements for a discussion of investment risks. For a more detailed discussion of the risks associated with the Fund, please see the Fund’s prospectus.

Mutual funds are not insured by the FDIC, are not deposits or other obligations of, or guaranteed by, banks, and are subject to investment risks including possible loss of principal amount invested.

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Balanced Strategy Fund

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares with the same investment in the 60% Russell 3000® Index/40% Barclays Capital U.S. Universal Index and the Russell 3000® Index, assuming reinvestment of all dividends and distributions. The performance of the other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During certain periods, expenses of the Fund have been waived or reimbursed by Lord Abbett and reimbursed by the Underlying Funds; without such waiver or reimbursement of expenses, the Fund’s returns would have been lower. Past performance is no guarantee of future results.

Average Annual Total Returns at Maximum Applicable

Sales Charge for the Periods Ended November 30, 2011

	1 Year	5 Years	10 Years	Life of Class
Class A3	-4.60%	0.49%	3.73%	–
Class B4	-3.42%	0.86%	3.82%	–
Class C5	0.53%	1.03%	3.69%	–
Class F6	1.49%	–	–	0.22%
Class I7	1.49%	2.02%	–	4.46%
Class P8	1.04%	1.58%	–	5.98%
Class R2[9]	0.81%	–	–	0.02%
Class R3[10]	1.01%	–	–	-0.19%

1    Reflects the deduction of the maximum initial sales charge of 5.75%.

2    Performance of each unmanaged index does not reflect any fees or expenses. The performance of each index is not necessarily representative of the Fund’s performance.

3    Total return, which is the percentage change in net asset value, after deduction of the maximum initial sales charge of 5.75% applicable to Class A shares, with all dividends and distributions reinvested for the periods shown ended November 30, 2011, is calculated using the SEC-required uniform method to compute such return.

4    Performance reflects the deduction of a CDSC of 4% for 1 year, 1% for 5 years and 0% for 10 years. Class B shares automatically convert to Class A shares after approximately 8 years. (There is no initial sales charge for automatic conversions.) All returns for periods greater than 8 years reflect this conversion.

5    The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance is at net asset value.

6    Class F shares commenced operations on September 7, 2007 and performance for the Class began on September 28, 2007. Performance is at net asset value.

7    Class I shares commenced operations and performance for the Class began on October 19, 2004. Performance is at net asset value.

8    Class P shares commenced operations and performance for the Class began on December 31, 2002. Performance is at net asset value.

9    Class R2 shares commenced operations on September 7, 2007 and performance for the Class began on September 28, 2007. Performance is at net asset value.

10   Class R3 shares commenced operations on September 7, 2007 and performance for the Class began on September 28, 2007. Performance is at net asset value.

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Diversified Equity Strategy Fund

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares with the same investment in the 85% Russell 3000® Index/15% MSCI EAFE® Index (with Gross Dividends), the 85% Russell 3000® Index/15% MSCI EAFE® Index (with Net Dividends), the Russell 3000® Index, the MSCI EAFE® Index (with Gross Dividends) and the MSCI EAFE® Index (with Net Dividends), assuming reinvestment of all dividends and distributions. The performance of the other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During certain periods, expenses of the Fund have been waived by Lord Abbett and reimbursed by the Underlying Funds; without such waiver or reimbursement of expenses, the Fund’s returns would have been lower. Past performance is no guarantee of future results.

Average Annual Total Returns at Maximum Applicable

Sales Charge for the Periods Ended November 30, 2011

	1 Year	5 Years	Life of Class
Class A3	-5.80%	-0.43%	1.34%
Class B4	-4.76%	-0.09%	1.62%
Class C5	-0.79%	0.10%	1.80%
Class F6	0.11%	–	-2.08%
Class I7	0.24%	1.10%	2.81%
Class P8	-0.28%	0.64%	2.34%
Class R2[9]	-0.39%	–	-2.20%
Class R3[10]	-0.31%	–	-2.45%

1    Reflects the deduction of the maximum initial sales charge of 5.75%.

2    Performance of each unmanaged index does not reflect any fees or expenses. The performance of each index is not necessarily representative of the Fund’s performance.

3    Class A shares commenced operations on June 29, 2006 and performance for the Class began June 30, 2006. Total return, which is the percentage change in net asset value, after deduction of the maximum initial sales charge of 5.75% applicable to Class A shares, with all dividends and distributions reinvested for the periods shown ended November 30, 2011, is calculated using the SEC-required uniform method to compute such return.

4    Class B shares commenced operations on June 29, 2006 and performance for the Class began June 30, 2006. Performance reflects the deduction of a CDSC of 4% for 1 year and 1% for the Life of Class. Class B shares automatically convert to Class A shares after approximately 8 years. (There is no initial sales charge for automatic conversions.)

5    Class C shares commenced operations on June 29, 2006 and performance for the Class began June 30, 2006. The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance is at net asset value.

6    Class F shares commenced operations and performance for the Class began on September 28, 2007. Performance is at net asset value.

7    Class I shares commenced operations on June 29, 2006 and performance for the Class began on June 30, 2006. Performance is at net asset value.

8    Class P shares commenced operations on June 29, 2006 and performance for the Class began on June 30, 2006. Performance is at net asset value.

9    Class R2 shares commenced operations and performance for the Class began on September 28, 2007. Performance is at net asset value.

10   Class R3 shares commenced operations and performance for the Class began on September 28, 2007. Performance is at net asset value.

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Diversified Income Strategy Fund

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares with the same investment in the 45% BofA Merrill Lynch High Yield Master II Constrained Index/40% Barclays Capital U.S. Universal Index/15% Russell 1000® Index, the Russell 1000® Index, the BofA Merrill Lynch High Yield Master II Constrained Index, and the Barclays Capital U.S. Universal Index, assuming reinvestment of all dividends and distributions. The performance of the other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During certain periods, expenses of the Fund have been waived or reimbursed by Lord Abbett and reimbursed by the Underlying Funds; without such waiver or reimbursement of expenses, the Fund’s returns would have been lower. Past performance is no guarantee of future results.

Average Annual Total Returns at Maximum Applicable

Sales Charge for the Periods Ended November 30, 2011

	1 Year	5 Years	Life of Class
Class A3	-3.18%	2.79%	3.79%
Class B4	-1.92%	3.18%	4.08%
Class C5	2.08%	3.35%	4.09%
Class F6	2.92%	–	3.79%
Class I7	3.03%	4.38%	5.12%
Class P8	2.55%	3.94%	4.74%
Class R2[9]	2.48%	–	3.69%
Class R3[10]	2.53%	–	3.39%

1    Reflects the deduction of the maximum initial sales charge of 5.75%.

2    Performance of each unmanaged index does not reflect any fees or expenses. The performance of each index is not necessarily representative of the Fund’s performance.

3    Class A shares commenced operations on June 29, 2005 and performance for the Class began June 30, 2005. Total return, which is the percentage change in net asset value, after deduction of the maximum initial sales charge of 5.75% applicable to Class A shares, with all dividends and distributions reinvested for the periods shown ended November 30, 2011, is calculated using the SEC-required uniform method to compute such return.

4    Class B shares commenced operations on June 29, 2005 and performance for the Class began June 30, 2005. Performance reflects the deduction of a CDSC of 4% for 1 year, 1% for 5 years and 0% for the Life of Class. Class B shares automatically convert to Class A shares after approximately 8 years. (There is no initial sales charge for automatic conversions.)

5    Class C shares commenced operations on June 29, 2005 and performance for the Class began June 30, 2005. The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance is at net asset value.

6    Class F shares commenced operations and performance for the Class began on September 28, 2007. Performance is at net asset value.

7    Class I shares commenced operations on June 29, 2005 and performance for the Class began on June 30, 2005. Performance is at net asset value.

8    Class P shares commenced operations on June 29, 2005 and performance for the Class began on June 30, 2005. Performance is at net asset value.

9    Class R2 shares commenced operations and performance for the Class began on September 28, 2007. Performance is at net asset value.

10   Class R3 shares commenced operations and performance for the Class began on September 28, 2007. Performance is at net asset value.

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Growth & Income Strategy Fund

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares with the same investment in the 55% Russell 3000® Index/30% Barclays Capital U.S. Universal Index/15% MSCI EAFE® Index (with Gross Dividends), the 55% Russell 3000® Index/30% Barclays Capital U.S. Universal Index/15% MSCI EAFE® Index (with Net Dividends), the MSCI EAFE® Index (with Gross Dividends), the MSCI EAFE® Index (with Net Dividends), and the Russell 3000® Index, assuming reinvestment of all dividends and distributions. The performance of the other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During certain periods, expenses of the Fund have been waived by Lord Abbett and reimbursed by the Underlying Funds; without such waiver or reimbursement of expenses, the Fund’s returns would have been lower. Past performance is no guarantee of future results.

Average Annual Total Returns at Maximum Applicable

Sales Charge for the Periods Ended November 30, 2011

	1 Year	5 Years	Life of Class
Class A3	-4.77%	0.42%	2.95%
Class B4	-3.60%	0.78%	3.21%
Class C5	0.41%	0.94%	3.22%
Class F6	1.26%	–	-0.64%
Class I7	1.35%	1.95%	4.24%
Class P8	0.91%	1.53%	3.84%
Class R2[9]	0.77%	–	-0.84%
Class R3[10]	0.88%	–	-1.00%

1    Reflects the deduction of the maximum initial sales charge of 5.75%.

2    Performance of each unmanaged index does not reflect any fees or expenses. The performance of each index is not necessarily representative of the Fund’s performance.

3    Class A shares commenced operations on June 29, 2005 and performance for the Class began June 30, 2005. Total return, which is the percentage change in net asset value, after deduction of the maximum initial sales charge of 5.75% applicable to Class A shares, with all dividends and distributions reinvested for the periods shown ended November 30, 2011, is calculated using the SEC-required uniform method to compute such return.

4    Class B shares commenced operations on June 29, 2005 and performance for the Class began June 30, 2005. Performance reflects the deduction of a CDSC of 4% for 1 year, 1% for 5 years and 0% for the Life of Class. Class B shares automatically convert to Class A shares after approximately 8 years. (There is no initial sales charge for automatic conversions.)

5    Class C shares commenced operations on June 29, 2005 and performance for the Class began June 30, 2005. The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance is at net asset value.

6    Class F shares commenced operations and performance for the Class began on September 28, 2007. Performance is at net asset value.

7    Class I shares commenced operations on June 29, 2005 and performance for the Class began on June 30, 2005. Performance is at net asset value.

8    Class P shares commenced operations on June 29, 2005 and performance for the Class began on June 30, 2005. Performance is at net asset value.

9    Class R2 shares commenced operations and performance for the Class began on September 28, 2007. Performance is at net asset value.

10   Class R3 shares commenced operations and performance for the Class began on September 28, 2007. Performance is at net asset value.

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Expense Examples

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2011 through November 30, 2011).

Actual Expenses

For each class of each Fund, the first line of the applicable table on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period 6/1/11 – 11/30/11” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of each Fund, the second line of the applicable table on the following pages provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

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Balanced Strategy Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†#
	6/1/11	11/30/11	6/1/11 - 11/30/11
Class A
Actual	$1,000.00	$907.00	$1.20
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.81	$1.27
Class B
Actual	$1,000.00	$904.20	$4.77
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.06	$5.06
Class C
Actual	$1,000.00	$905.00	$4.68
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.16	$4.96
Class F
Actual	$1,000.00	$908.50	$0.48
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,024.57	$0.51
Class I
Actual	$1,000.00	$908.90	$0.00
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,025.07	$0.00
Class P
Actual	$1,000.00	$906.50	$2.15
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.80	$2.28
Class R2
Actual	$1,000.00	$905.70	$2.87
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.05	$3.04
Class R3
Actual	$1,000.00	$906.60	$2.34
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.61	$2.48

†

For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.25% for Class A, 1.00% for Class B, 0.98% for Class C, 0.10% for Class F, 0.00% for Class I, 0.45% for Class P, 0.60% for Class R2 and 0.49% for Class R3) multiplied by the average account value over the period, multiplied by 183/365 (to reflect one-half year period).

#	Does not include expense of Underlying Funds in which Balanced Strategy Fund invests.

Portfolio Holdings Presented by Portfolio Allocation

November 30, 2011

Portfolio Allocation	%*
Equity	56.21%
Fixed Income	43.79%
Total	100.00%

*	Represents percent of total investments.

12

Diversified Equity Strategy Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†#
	6/1/11	11/30/11	6/1/11 - 11/30/11
Class A
Actual	$1,000.00	$874.50	$1.17
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.82	$1.27
Class B
Actual	$1,000.00	$870.70	$4.69
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.04	$5.06
Class C
Actual	$1,000.00	$871.00	$4.55
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.21	$4.91
Class F
Actual	$1,000.00	$875.10	$0.47
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,024.57	$0.51
Class I
Actual	$1,000.00	$875.80	$0.00
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,025.07	$0.00
Class P
Actual	$1,000.00	$873.20	$2.11
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.80	$2.28
Class R2
Actual	$1,000.00	$872.80	$2.82
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.05	$3.04
Class R3
Actual	$1,000.00	$873.30	$2.35
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.56	$2.54

†

For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.25% for Class A, 1.00% for Class B, 0.97% for Class C, 0.10% for Class F, 0.00% for Class I, 0.45% for Class P, 0.60% for Class R2 and 0.50% for Class R3) multiplied by the average account value over the period, multiplied by 183/365 (to reflect one-half year period).

#	Does not include expenses of Underlying Funds in which Diversified Equity Strategy Fund invests.

Portfolio Holdings Presented by Portfolio Allocation

November 30, 2011

Portfolio Allocation	%*
Equity	100.00%
Total	100.00%

*	Represents percent of total investments.

13

Diversified Income Strategy Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†#
	6/1/11	11/30/11	6/1/11 - 11/30/11
Class A
Actual	$1,000.00	$944.30	$1.22
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.82	$1.27
Class B
Actual	$1,000.00	$940.50	$4.86
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.05	$5.06
Class C
Actual	$1,000.00	$941.30	$4.82
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.09	$5.01
Class F
Actual	$1,000.00	$945.00	$0.49
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,024.57	$0.51
Class I
Actual	$1,000.00	$945.30	$0.00
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,025.07	$0.00
Class P
Actual	$1,000.00	$943.10	$2.19
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.81	$2.28
Class R2
Actual	$1,000.00	$943.20	$2.92
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.08	$3.04
Class R3
Actual	$1,000.00	$943.20	$2.39
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.59	$2.48

†

For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.25% for Class A, 1.00% for Class B, 0.99% for Class C, 0.10% for Class F, 0.00% for Class I, 0.45% for Class P, 0.60% for Class R2 and 0.49% for Class R3) multiplied by the average account value over the period, multiplied by 183/365 (to reflect one-half year period).

#	Does not include expenses of Underlying Funds in which Diversified Income Strategy Fund invests.

Portfolio Holdings Presented by Portfolio Allocation

November 30, 2011

Portfolio Allocation	%*
Equity	24.21%
Fixed Income	75.68%
Short-Term Investment	0.11%
Total	100.00%

*	Represents percent of total investments.

14

Growth & Income Strategy Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†#
	6/1/11	11/30/11	6/1/11 - 11/30/11
Class A
Actual	$1,000.00	$899.00	$1.19
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.82	$1.27
Class B
Actual	$1,000.00	$895.80	$4.75
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.05	$5.06
Class C
Actual	$1,000.00	$895.50	$4.66
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.17	$4.96
Class F
Actual	$1,000.00	$899.60	$0.48
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,024.57	$0.51
Class I
Actual	$1,000.00	$899.90	$0.00
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,025.07	$0.00
Class P
Actual	$1,000.00	$898.10	$1.95
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.02	$2.08
Class R2
Actual	$1,000.00	$897.50	$2.85
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.06	$3.04
Class R3
Actual	$1,000.00	$898.20	$2.38
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.58	$2.54

†

For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.25% for Class A, 1.00% for Class B, 0.98% for Class C, 0.10% for Class F, 0.00% for Class I, 0.41% for Class P, 0.60% for Class R2 and 0.50% for Class R3) multiplied by the average account value over the period, multiplied by 183/365 (to reflect one-half year period).

#	Does not include expenses of Underlying Funds in which Growth & Income Strategy Fund invests.

Portfolio Holdings Presented by Portfolio Allocation

November 30, 2011

Sector*	%*
Equity	76.48%
Fixed Income	23.44%
Short-Term Investment	0.08%
Total	100.00%

*	Represents percent of total investments.

15

Schedule of Investments

BALANCED STRATEGY FUND November 30, 2011

Investments	Shares	Fair Value (000)
INVESTMENTS IN UNDERLYING FUNDS(a) 100.07%
Lord Abbett Affiliated Fund, Inc.–Class I(b)	20,974,502	$220,232
Lord Abbett Bond Debenture Fund, Inc.–Class I(c)	17,219,599	128,975
Lord Abbett Research Fund, Inc.–Capital Structure Fund– Class I(d)	2,172,061	24,979
Lord Abbett Research Fund, Inc.–Classic Stock Fund–Class I(e)	5,889,287	160,012
Lord Abbett Investment Trust–Convertible Fund–Class I(f)	6,722,843	69,716
Lord Abbett Investment Trust–Core Fixed Income Fund–Class I(g)	2,415,640	27,055
Lord Abbett Global Fund, Inc.–Emerging Markets Currency Fund (formerly, Developing Local Markets Fund)–Class I(h)	6,273,455	39,209
Lord Abbett Investment Trust–Floating Rate Fund–Class I(i)	6,815,766	61,206
Lord Abbett Investment Trust–High Yield Fund–Class I(j)	31,272,280	229,851
Lord Abbett Securities Trust–International Core Equity Fund–Class I(k)	4,392,659	48,846
Lord Abbett Securities Trust–International Dividend Income Fund– Class I(l)	21,283,091	164,093
Lord Abbett Mid-Cap Value Fund, Inc.–Class I(m)	7,048,454	$112,141
Lord Abbett Investment Trust–Short Duration Income Fund–Class I(n)	2,843,415	12,852

Total Investments in Underlying Funds 100.07% (cost $1,344,492,515)		1,299,167

Liabilities in Excess of Other Assets (0.07%)		(937)

Net Assets 100.00%		$1,298,230

(a)	Affiliated issuers (See Note 8).
(b)	Fund investment objective is long-term growth of capital and income without excessive fluctuations in market value.
(c)	Fund investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return.
(d)	Fund investment objective is to seek current income and capital appreciation.
(e)	Fund investment objective is growth of capital and growth of income consistent with reasonable risk.
(f)	Fund investment objective is to seek current income and the opportunity for capital appreciation to produce a high total return.
(g)	Fund investment objective is to seek income and capital appreciation to produce a high total return.
(h)	Fund investment objective is to seek high total return.
(i)	Fund investment objective is to seek a high level of current income.
(j)	Fund investment objective is to seek a high current income and the opportunity for capital appreciation to produce a high total return.
(k)	Fund investment objective is to seek long-term capital appreciation.
(l)	Fund investment objective is to seek a high level of total return.
(m)	Fund investment objective is to seek capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.
(n)	Fund investment objective is to seek a high level of income consistent with preservation of capital.

See Notes to Financial Statements.

16

Schedule of Investments

DIVERSIFIED EQUITY STRATEGY FUND November 30, 2011

Investments	Shares	Fair Value (000)
INVESTMENTS IN UNDERLYING FUNDS(a) 99.95%
Lord Abbett Affiliated Fund, Inc.–Class I(b)	2,419,478	$25,404
Lord Abbett Research Fund, Inc.–Classic Stock Fund–Class I(c)	1,240,763	33,712
Lord Abbett Developing Growth Fund, Inc.–Class I*(d)	407,301	8,761
Lord Abbett Securities Trust–Fundamental Equity Fund–Class I(b)	1,401,531	17,169
Lord Abbett Research Fund, Inc.–Growth Opportunities Fund–Class I*(e)	767,838	17,184
Lord Abbett Securities Trust–International Core Equity Fund–Class I(f)	1,843,907	20,504
Lord Abbett Securities Trust–International Opportunities Fund–Class I(g)	1,140,723	13,643
Lord Abbett Stock Appreciation Fund–Class I*(h)	2,924,133	16,872
Lord Abbett Securities Trust–Value Opportunities Fund–Class I*(g)	1,110,284	17,143

Total Investments in Underlying Funds 99.95% (cost $155,214,692)		170,392

Other Assets in Excess of Liabilities 0.05%		89

Net Assets 100.00%		$170,481

*	Non-income producing security.
(a)	Affiliated issuers (See Note 8).
(b)	Fund investment objective is long-term growth of capital and income without excessive fluctuations in market value.
(c)	Fund investment objective is growth of capital and growth of income consistent with reasonable risk.
(d)	Fund investment objective is long-term growth of capital through a diversified and actively managed portfolio consisting of developing growth companies, many of which are traded over the counter.
(e)	Fund investment objective is capital appreciation.
(f)	Fund investment objective is to seek long-term capital appreciation.
(g)	Fund investment objective is long-term capital appreciation.
(h)	Fund investment objective is long-term capital growth.

See Notes to Financial Statements.

17

Schedule of Investments

DIVERSIFIED INCOME STRATEGY FUND November 30, 2011

Investments	Shares	Fair Value (000)
INVESTMENTS IN UNDERLYING FUNDS(a) 99.91%
Lord Abbett Bond Debenture Fund, Inc.–Class I(b)	3,207,720	$24,026
Lord Abbett Research Fund, Inc.–Capital Structure Fund–Class I(c)	2,148,640	24,709
Lord Abbett Investment Trust–Convertible Fund–Class I(d)	3,096,469	32,110
Lord Abbett Global Fund, Inc.–Emerging Markets Currency Fund (formerly, Developing Local Markets Fund)–Class I(e)	3,687,678	23,048
Lord Abbett Investment Trust–High Yield Fund–Class I(f)	22,337,133	164,178
Lord Abbett Securities Trust–International Dividend Income Fund–Class I(g)	5,492,430	42,347
Lord Abbett Mid-Cap Value Fund, Inc.–Class I(h)	2,148,868	34,189
Lord Abbett Investment Trust–Short Duration Income Fund–Class I(i)	16,190,293	73,180

Total Investments in Underlying Funds (cost $426,257,991)		417,787

Investments	Principal Amount (000)	Fair Value (000)
SHORT-TERM INVESTMENT 0.11%

Repurchase Agreement
Repurchase Agreement dated 11/30/2011, 0.01% due 12/1/2011 with Fixed Income Clearing Corp. collateralized by $480,000 of Federal Home Loan Bank at 0.38% due 8/22/2012; value: $480,600; proceeds: $469,068 (cost $469,068)	$469	$469

Total Investments in Securities 100.02% (cost $426,727,059)		418,256

Liabilities in Excess of Other Assets (0.02%)		(83)

Net Assets 100.00%		$418,173

(a)	Affiliated issuers (See Note 8).
(b)	Fund investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return.
(c)	Fund investment objective is to seek current income and capital appreciation.
(d)	Fund investment objective is to seek current income and the opportunity for capital appreciation to produce a high total return.
(e)	Fund investment objective is to seek high total return.
(f)	Fund investment objective is to seek a high current income and the opportunity for capital appreciation to produce a high total return.
(g)	Fund investment objective is to seek a high level of total return.
(h)	Fund investment objective is to seek capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.
(i)	Fund investment objective is to seek a high level of income consistent with preservation of capital.

See Notes to Financial Statements.

18

Schedule of Investments

GROWTH & INCOME STRATEGY FUND November 30, 2011

Investments	Shares	Fair Value (000)
INVESTMENTS IN UNDERLYING FUNDS(a) 100.01%
Lord Abbett Affiliated Fund, Inc.–Class I(b)	4,809,047	$50,495
Lord Abbett Research Fund, Inc.–Capital Structure Fund–Class I(c)	4,254,188	48,923
Lord Abbett Research Fund, Inc.–Classic Stock Fund–Class I(d)	3,820,926	103,815
Lord Abbett Investment Trust–Floating Rate Fund–Class I(e)	1,178,450	10,583
Lord Abbett Securities Trust–Fundamental Equity Fund–Class I(b)	2,572,953	31,519
Lord Abbett Investment Trust–High Yield Fund–Class I(f)	17,131,467	125,916
Lord Abbett Securities Trust–International Core Equity Fund–Class I(g)	3,166,469	35,211
Lord Abbett Securities Trust–International Dividend Income Fund–Class I(h)	10,419,495	80,334
Lord Abbett Securities Trust–International Opportunities Fund–Class I(i)	1,720,162	20,573
Lord Abbett Mid–Cap Value Fund, Inc.–Class I(j)	3,821,042	60,793
Lord Abbett Investment Trust–Short Duration Income Fund–Class I(k)	2,842,210	12,847
Lord Abbett Stock Appreciation Fund–Class I*(l)	3,887,426	22,430
Lord Abbett Investment Trust–Total Return Fund–Class I(m)	52,104	571
Lord Abbett Securities Trust–Value Opportunities Fund–Class I*(i)	2,275,501	35,134

Total Investments in Underlying Funds (cost $650,318,916)		639,144

Investments	Principal Amount (000)	Fair Value (000)
SHORT-TERM INVESTMENT 0.08%

Repurchase Agreement
Repurchase Agreement dated 11/30/2011, 0.01% due 12/1/2011 with Fixed Income Clearing Corp. collateralized by $490,000 of Federal Home Loan Bank at 0.38% due 8/22/2012; value: $490,613; proceeds: $480,111 (cost $480,111)	$480	$480

Total Investments in Securities 100.09% (cost $650,799,027)		639,624

Liabilities in Excess of Other Assets (0.09%)		(577)

Net Assets 100.00%		$639,047

*	Non-income producing security.
(a)	Affiliated issuers (See Note 8).
(b)	Fund investment objective is long-term growth of capital and income without excessive fluctuations in market value.
(c)	Fund investment objective is to seek current income and capital appreciation.
(d)	Fund investment objective is growth of capital and growth of income consistent with reasonable risk.
(e)	Fund investment objective is to seek a high level of current income.
(f)	Fund investment objective is to seek a high current income and the opportunity for capital appreciation to produce a high total return.
(g)	Fund investment objective is to seek long-term capital appreciation.
(h)	Fund investment objective is to seek a high level of total return.
(i)	Fund investment objective is long-term capital appreciation.
(j)	Fund investment objective is to seek capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.
(k)	Fund investment objective is to seek a high level of income consistent with preservation of capital.
(l)	Fund investment objective is long-term capital growth.
(m)	Fund investment objective is to seek income and capital appreciation to produce a high total return.

See Notes to Financial Statements.

19

Statements of Assets and Liabilities

November 30, 2011

	Balanced Strategy Fund	Diversified Equity Strategy Fund
ASSETS:
Investments in securities, at cost	$1,344,492,515	$155,214,692
Investments in securities, at fair value	$1,299,166,831	$170,392,384
Receivables:
Investment securities sold	56,231,027	223,779
Interest and dividends	2,623,724	–
Capital shares sold	9,120,711	179,736
From affiliates (See Note 3)	156,121	37,358
Prepaid expenses and other assets	87,656	30,985
Total assets	1,367,386,070	170,864,242
LIABILITIES:
Payables:
To bank	1,662,511	55,923
Investment securities purchased	56,243,856	–
Capital shares reacquired	8,068,542	185,814
12b-1 distribution fees	391,563	56,625
Trustees’ fees	120,526	3,874
Distributions payable	2,369,713	–
Accrued expenses and other liabilities	299,144	81,350
Total liabilities	69,155,855	383,586
NET ASSETS	$1,298,230,215	$170,480,656
COMPOSITION OF NET ASSETS:
Paid-in capital	$1,442,088,207	$169,534,655
Undistributed (distributions in excess of) net investment income	(47,050)	27,909
Accumulated net realized loss on investments	(98,485,258)	(14,259,600)
Net unrealized appreciation (depreciation) on investments	(45,325,684)	15,177,692
Net Assets	$1,298,230,215	$170,480,656

See Notes to Financial Statements.

20

Statements of Assets and Liabilities (continued)

November 30, 2011

	Balanced Strategy Fund	Diversified Equity Strategy Fund

Net assets by class:
Class A Shares	$997,494,214	$110,754,130
Class B Shares	$60,611,528	$8,126,258
Class C Shares	$179,605,210	$40,198,266
Class F Shares	$8,633,750	$5,023,138
Class I Shares	$28,707,660	$2,201,514
Class P Shares	$2,435,437	$132,796
Class R2 Shares	$1,147,818	$440,066
Class R3 Shares	$19,594,598	$3,604,488
Outstanding shares by class (unlimited number of authorized shares of beneficial interest):
Class A Shares	100,435,623	7,191,512
Class B Shares	6,106,483	538,715
Class C Shares	18,151,169	2,668,919
Class F Shares	869,864	325,958
Class I Shares	2,892,023	141,870
Class P Shares	245,973	8,572
Class R2 Shares	113,958	28,634
Class R3 Shares	1,975,867	235,607
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$9.93	$15.40
Class A Shares-Maximum offering price (Net asset value plus sales charge of 5.75%)	$10.54	$16.34
Class B Shares-Net asset value	$9.93	$15.08
Class C Shares-Net asset value	$9.89	$15.06
Class F Shares-Net asset value	$9.93	$15.41
Class I Shares-Net asset value	$9.93	$15.52
Class P Shares-Net asset value	$9.90	$15.49
Class R2 Shares-Net asset value	$10.07	$15.37
Class R3 Shares-Net asset value	$9.92	$15.30

See Notes to Financial Statements.

21

Statements of Assets and Liabilities (continued)

November 30, 2011

	Diversified Income Strategy Fund	Growth & Income Strategy Fund
ASSETS:
Investments in securities, at cost	$426,727,059	$650,799,027
Investments in securities, at fair value	$418,255,803	$639,623,656
Receivables:
Investment securities sold	8,070,632	18,227,328
Interest and dividends	1,518,575	870,942
Capital shares sold	3,126,249	803,577
From affiliates (See Note 3)	64,879	79,955
Prepaid expenses and other assets	43,811	59,966
Total assets	431,079,949	659,665,424
LIABILITIES:
Payables:
Investment securities purchased	9,962,532	19,095,314
Capital shares reacquired	1,222,923	1,119,703
12b-1 distribution fees	153,345	195,263
Trustees’ fees	3,405	20,795
Distributions payable	1,459,792	–
Accrued expenses and other liabilities	105,056	187,251
Total liabilities	12,907,053	20,618,326
NET ASSETS	$418,172,896	$639,047,098
COMPOSITION OF NET ASSETS:
Paid-in capital	$429,348,179	$685,572,343
Undistributed net investment income	42,108	1,523,408
Accumulated net realized loss on investments	(2,746,135)	(36,873,282)
Net unrealized depreciation on investments	(8,471,256)	(11,175,371)
Net Assets	$418,172,896	$639,047,098

See Notes to Financial Statements.

22

Statements of Assets and Liabilities (concluded)

November 30, 2011

	Diversified Income Strategy Fund	Growth & Income Strategy Fund

Net assets by class:
Class A Shares	$257,747,325	$491,865,121
Class B Shares	$9,080,664	$29,160,201
Class C Shares	$113,984,398	$100,378,642
Class F Shares	$32,387,052	$4,149,821
Class I Shares	$426,451	$1,363,842
Class P Shares	$8,458	$4,984
Class R2 Shares	$190,104	$155,926
Class R3 Shares	$4,348,444	$11,968,561
Outstanding shares by class (unlimited number of authorized shares of beneficial interest):
Class A Shares	18,393,226	33,242,677
Class B Shares	641,529	1,983,798
Class C Shares	8,045,895	6,829,020
Class F Shares	2,311,807	280,541
Class I Shares	30,550	91,836
Class P Shares	598	335.422
Class R2 Shares	13,315	10,410
Class R3 Shares	310,234	810,594
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$14.01	$14.80
Class A Shares-Maximum offering price (Net asset value plus sales charge of 5.75%)	$14.86	$15.70
Class B Shares-Net asset value	$14.15	$14.70
Class C Shares-Net asset value	$14.17	$14.70
Class F Shares-Net asset value	$14.01	$14.79
Class I Shares-Net asset value	$13.96	$14.85
Class P Shares-Net asset value	$14.14	$14.86
Class R2 Shares-Net asset value	$14.28	$14.98
Class R3 Shares-Net asset value	$14.02	$14.77

See Notes to Financial Statements.

23

Statements of Operations

For the Year Ended November 30, 2011

	Balanced Strategy Fund	Diversified Equity Strategy Fund
Investment income:
Dividends	$53,578,800	$1,053,556
Interest	77	24
Total investment income	53,578,877	1,053,580
Expenses:
Management fee	1,393,934	180,512
12b-1 distribution plan-Class A	3,037,154	331,006
12b-1 distribution plan-Class B	735,810	92,564
12b-1 distribution plan-Class C	1,861,540	414,632
12b-1 distribution plan-Class F	8,925	4,679
12b-1 distribution plan-Class P	19,229	647
12b-1 distribution plan-Class R2	5,009	2,352
12b-1 distribution plan-Class R3	88,463	15,758
Shareholder servicing	1,800,052	329,703
Professional	36,960	31,805
Reports to shareholders	128,090	20,257
Custody	23,852	5,301
Trustees’ fees	8,166	939
Registration	157,239	86,029
Other	32,400	7,331
Gross expenses	9,336,823	1,523,515
Expense reductions (See Note 7)	(1,359)	(142)
Expenses assumed by Underlying Funds (See Note 3)	(2,185,400)	(481,223)
Management fee waived (See Note 3)	(1,393,934)	(180,512)
Net expenses	5,756,130	861,638
Net investment income	47,822,747	191,942
Net realized and unrealized gain (loss):
Capital gain distributions received from Underlying Funds	1,093,967	910,455
Net realized loss on investments	(21,496,874)	(2,170,113)
Net change in unrealized appreciation/depreciation on investments	(11,175,230)	(1,683,967)
Net realized and unrealized loss	(31,578,137)	(2,943,625)
Increase (Decrease) in Net Assets Resulting From Operations	$16,244,610	$(2,751,683)

See Notes to Financial Statements.

24

Statements of Operations (concluded)

For the Year Ended November 30, 2011

	Diversified Income Strategy Fund	Growth & Income Strategy Fund
Investment income:
Dividends	$20,422,299	$16,612,955
Interest	85	69
Total investment income	20,422,384	16,613,024
Expenses:
Management fee	368,938	649,064
12b-1 distribution plan-Class A	647,767	1,388,706
12b-1 distribution plan-Class B	99,065	333,896
12b-1 distribution plan-Class C	930,199	1,002,495
12b-1 distribution plan-Class F	29,802	5,536
12b-1 distribution plan-Class P	33	17
12b-1 distribution plan-Class R2	467	916
12b-1 distribution plan-Class R3	16,225	56,916
Shareholder servicing	385,824	991,447
Professional	32,609	33,908
Reports to shareholders	38,944	72,429
Custody	7,193	11,376
Trustees’ fees	176	2,928
Registration	126,061	135,330
Other	9,786	16,470
Gross expenses	2,693,089	4,701,434
Expense reductions (See Note 7)	(347)	(619)
Expenses assumed by Underlying Funds (See Note 3)	(600,246)	(1,263,269)
Management fee waived (See Note 3)	(368,938)	(649,064)
Net expenses	1,723,558	2,788,482
Net investment income	18,698,826	13,824,542
Net realized and unrealized gain (loss):
Capital gain distributions received from Underlying Funds	1,147,931	1,230,679
Net realized loss on investments	(333,148)	(18,534,039)
Net change in unrealized appreciation/depreciation on investments	(16,163,960)	3,010,855
Net realized and unrealized loss	(15,349,177)	(14,292,505)
Increase (Decrease) in Net Assets Resulting From Operations	$3,349,649	$(467,963)

See Notes to Financial Statements.

25

Statements of Changes in Net Assets

	Balanced Strategy Fund
INCREASE (DECREASE) IN NET ASSETS	For the Year Ended November 30, 2011	For the Year Ended November 30, 2010
Operations:
Net investment income	$47,822,747	$44,859,198
Capital gains distributions received from Underlying Funds	1,093,967	182,528
Net realized loss on investments	(21,496,874)	(32,483,748)
Net change in unrealized appreciation/depreciation on investments	(11,175,230)	88,881,914
Net increase in net assets resulting from operations	16,244,610	101,439,892
Distributions to shareholders from:
Net investment income
Class A	(39,476,548)	(35,554,408)
Class B	(2,197,509)	(2,540,810)
Class C	(5,793,336)	(5,379,370)
Class F	(345,067)	(268,046)
Class I	(1,028,661)	(129,792)
Class P	(153,219)	(193,953)
Class R2	(28,362)	(5,098)
Class R3	(623,789)	(293,232)
Total distributions to shareholders	(49,646,491)	(44,634,709)
Capital share transactions (Net of share conversions) (See Note 11):
Net proceeds from sales of shares	324,052,197	330,289,725
Reinvestment of distributions	47,380,748	42,094,002
Cost of shares reacquired	(357,185,989)	(364,072,907)
Net increase in net assets resulting from capital share transactions	14,246,956	8,310,820
Net increase (decrease) in net assets	(19,154,925)	65,386,003
NET ASSETS:
Beginning of year	$1,317,385,140	$1,251,999,137
End of year	$1,298,230,215	$1,317,385,140
Undistributed (distributions in excess of) net investment income	$(47,050)	$1,133,465

See Notes to Financial Statements.

26

Statements of Changes in Net Assets (continued)

	Diversified Equity Strategy Fund
INCREASE IN NET ASSETS	For the Year Ended November 30, 2011	For the Year Ended November 30, 2010
Operations:
Net investment income (loss)	$191,942	$(61,815)
Capital gains distributions received from Underlying Funds	910,455	77,191
Net realized loss on investments	(2,170,113)	(3,154,590)
Net change in unrealized appreciation/depreciation on investments	(1,683,967)	20,001,785
Net increase (decrease) in net assets resulting from operations	(2,751,683)	16,862,571
Distributions to shareholders from:
Net investment income
Class A	(142,233)	(95,878)
Class F	(6,290)	(2,224)
Class I	(6,120)	(4,149)
Class P	(41)	(10)
Class R2	(512)	(31)
Class R3	(2,884)	(301)
Total distributions to shareholders	(158,080)	(102,593)
Capital share transactions (Net of share conversions) (See Note 11):
Net proceeds from sales of shares	77,886,704	50,856,325
Reinvestment of distributions	143,855	93,072
Cost of shares reacquired	(57,597,566)	(43,445,473)
Net increase in net assets resulting from capital share transactions	20,432,993	7,503,924
Net increase in net assets	17,523,230	24,263,902
NET ASSETS:
Beginning of year	$152,957,426	$128,693,524
End of year	$170,480,656	$152,957,426
Undistributed (distributions in excess of) net investment income	$27,909	$(5,953)

See Notes to Financial Statements.

27

Statements of Changes in Net Assets (continued)

	Diversified Income Strategy Fund
INCREASE IN NET ASSETS	For the Year Ended November 30, 2011	For the Year Ended November 30, 2010
Operations:
Net investment income	$18,698,826	$10,927,177
Capital gains distributions received from Underlying Funds	1,147,931	168,156
Net realized loss on investments	(333,148)	(175,447)
Net change in unrealized appreciation/depreciation on investments	(16,163,960)	11,536,735
Net increase in net assets resulting from operations	3,349,649	22,456,621
Distributions to shareholders from:
Net investment income
Class A	(12,692,073)	(7,983,397)
Class B	(462,621)	(500,093)
Class C	(4,410,738)	(2,166,493)
Class F	(1,685,468)	(404,487)
Class I	(19,095)	(13,504)
Class P	(386)	(323)
Class R2	(4,339)	(670)
Class R3	(173,712)	(71,874)
Total distributions to shareholders	(19,448,432)	(11,140,841)
Capital share transactions (Net of share conversions) (See Note 11):
Net proceeds from sales of shares	267,268,164	153,031,832
Reinvestment of distributions	15,587,319	9,593,078
Cost of shares reacquired	(118,410,613)	(54,509,392)
Net increase in net assets resulting from capital share transactions	164,444,870	108,115,518
Net increase in net assets	148,346,087	119,431,298
NET ASSETS:
Beginning of year	$269,826,809	$150,395,511
End of year	$418,172,896	$269,826,809
Undistributed net investment income	$42,108	$65,414

See Notes to Financial Statements.

28

Statements of Changes in Net Assets (concluded)

	Growth & Income Strategy Fund
INCREASE IN NET ASSETS	For the Year Ended November 30, 2011	For the Year Ended November 30, 2010
Operations:
Net investment income	$13,824,542	$11,160,421
Capital gains distributions received from Underlying Funds	1,230,679	209,249
Net realized loss on investments	(18,534,039)	(8,502,100)
Net change in unrealized appreciation/depreciation on investments	3,010,855	45,959,364
Net increase (decrease) in net assets resulting from operations	(467,963)	48,826,934
Distributions to shareholders from:
Net investment income
Class A	(11,517,797)	(7,637,324)
Class B	(569,590)	(492,063)
Class C	(1,763,790)	(1,241,566)
Class F	(139,808)	(28,800)
Class I	(19,589)	(13,837)
Class P	(71)	(27)
Class R2	(2,971)	(1,259)
Class R3	(246,386)	(92,003)
Total distributions to shareholders	(14,260,002)	(9,506,879)
Capital share transactions (Net of share conversions) (See Note 11):
Net proceeds from sales of shares	227,351,804	205,108,274
Reinvestment of distributions	13,732,848	9,184,186
Cost of shares reacquired	(148,119,369)	(145,578,307)
Net increase in net assets resulting from capital share transactions	92,965,283	68,714,153
Net increase in net assets	78,237,318	108,034,208
NET ASSETS:
Beginning of year	$560,809,780	$452,775,572
End of year	$639,047,098	$560,809,780
Undistributed net investment income	$1,523,408	$1,700,324

See Notes to Financial Statements.

29

Financial Highlights

BALANCED STRATEGY FUND

	Class A Shares
	Year Ended 11/30
	2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of year	$10.18	$ 9.73	$7.62	$12.27	$12.13

Investment operations:

Net investment income(a)	.37	.36	.36	.42	.36

Net realized and unrealized gain (loss)	(.23)	.45	2.16	(3.99)	.53

Total from investment operations	.14	.81	2.52	(3.57)	.89

Distributions to shareholders from:

Net investment income	(.39)	(.36)	(.36)	(.56)	(.40)

Net realized gain	—	—	(.05)	(.52)	(.35)

Total distributions	(.39)	(.36)	(.41)	(1.08)	(.75)

Net asset value, end of year	$ 9.93	$10.18	$9.73	$ 7.62	$12.27

Total Return(b)	1.21%	8.48%	34.52%	(31.62)%	7.66%

Ratios to Average Net Assets:*

Expenses, excluding expense reductions and including expenses assumed, management fee waived and expenses reimbursed	.28%	.35%	.27%	.31%	.32%

Expenses, including expense reductions, expenses assumed, management fee waived and expenses reimbursed	.28%	.35%	.27%	.31%	.32%

Expenses, excluding expense reductions, expenses assumed, management fee waived and expenses reimbursed	.54%	.61%	.67%	.65%	.63%

Net investment income	3.56%	3.64%	4.28%	4.06%	2.98%

Supplemental Data:
Net assets, end of year (000)	$997,494	$1,022,992	$970,528	$744,325	$1,124,757

Portfolio turnover rate	27.86%	11.29%	21.69%	14.88%	40.85%

*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Calculated using average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

See Notes to Financial Statements.

30

Financial Highlights (continued)

BALANCED STRATEGY FUND

	Class B Shares
	Year Ended 11/30
	2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of year	$10.18	$ 9.72	$7.62	$12.25	$12.12

Investment operations:

Net investment income(a)	.30	.30	.30	.35	.28

Net realized and unrealized gain (loss)	(.24)	.45	2.15	(3.97)	.52

Total from investment operations	.06	.75	2.45	(3.62)	.80

Distributions to shareholders from:

Net investment income	(.31)	(.29)	(.30)	(.49)	(.32)

Net realized gain	–	–	(.05)	(.52)	(.35)

Total distributions	(.31)	(.29)	(.35)	(1.01)	(.67)

Net asset value, end of year	$ 9.93	$10.18	$9.72	$ 7.62	$12.25

Total Return(b)	.49%	7.88%	33.47%	(31.99)%	6.90%

Ratios to Average Net Assets:*

Expenses, excluding expense reductions and including expenses assumed, management fee waived and expenses reimbursed	1.00%	1.00%	.92%	.96%	.97%

Expenses, including expense reductions, expenses assumed, management fee waived and expenses reimbursed	1.00%	1.00%	.92%	.96%	.97%

Expenses, excluding expense reductions, expenses assumed, management fee waived and expenses reimbursed	1.25%	1.27%	1.32%	1.30%	1.28%

Net investment income	2.87%	3.00%	3.65%	3.41%	2.34%

Supplemental Data:
Net assets, end of year (000)	$60,612	$79,950	$89,402	$73,656	$120,103

Portfolio turnover rate	27.86%	11.29%	21.69%	14.88%	40.85%

*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Calculated using average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

See Notes to Financial Statements.

31

Financial Highlights (continued)

BALANCED STRATEGY FUND

	Class C Shares
	Year Ended 11/30
	2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of year	$10.15	$ 9.70	$7.60	$12.23	$12.10

Investment operations:

Net investment income(a)	.30	.30	.30	.35	.28

Net realized and unrealized gain (loss)	(.24)	.44	2.16	(3.97)	.53

Total from investment operations	.06	.74	2.46	(3.62)	.81

Distributions to shareholders from:

Net investment income	(.32)	(.29)	(.31)	(.49)	(.33)

Net realized gain	–	–	(.05)	(.52)	(.35)

Total distributions	(.32)	(.29)	(.36)	(1.01)	(.68)

Net asset value, end of year	$ 9.89	$10.15	$9.70	$ 7.60	$12.23

Total Return(b)	.53%	7.81%	33.59%	(32.03)%	6.95%

Ratios to Average Net Assets:*

Expenses, excluding expense reductions and including expenses assumed, management fee waived and expenses reimbursed	.97%	1.00%	.92%	.96%	.97%

Expenses, including expense reductions, expenses assumed, management fee waived and expenses reimbursed	.97%	1.00%	.92%	.96%	.97%

Expenses, excluding expense reductions, expenses assumed, management fee waived and expenses reimbursed	1.23%	1.26%	1.32%	1.30%	1.29%

Net investment income	2.87%	2.99%	3.62%	3.41%	2.32%

Supplemental Data:
Net assets, end of year (000)	$179,605	$182,662	$178,371	$131,719	$198,510

Portfolio turnover rate	27.86%	11.29%	21.69%	14.88%	40.85%

*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Calculated using average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

See Notes to Financial Statements.

32

Financial Highlights (continued)

BALANCED STRATEGY FUND

	Class F Shares
	Year Ended 11/30				9/7/2007(a) to 11/30/2007
	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$10.17	$ 9.72	$7.62	$12.27	$11.99

Investment operations:

Net investment income(b)					–	(c)

Net realized and unrealized gain					.16

Total from investment operations					.16

Net asset value on SEC Effective Date, September 14, 2007					$12.15

Investment operations:

Net investment income(b)	.39	.38	.35	.43	.09

Net realized and unrealized gain (loss)	(.22)	.45	2.18	(3.97)	.09

Total from investment operations	.17	.83	2.53	(3.54)	.18

Distributions to shareholders from:

Net investment income	(.41)	(.38)	(.38)	(.59)	(.06)

Net realized gain	–	–	(.05)	(.52)	–

Total distributions	(.41)	(.38)	(.43)	(1.11)	(.06)

Net asset value, beginning of period	$ 9.93	$10.17	$9.72	$ 7.62	$12.27

Total Return(d)					1.33	%(e)(f)

Total Return(d)	1.49%	8.76%	34.74%	(31.43)%	1.48	%(e)(g)

Ratios to Average Net Assets:*

Expenses, excluding expense reductions and including expenses assumed, management fee waived and expenses reimbursed	.10%	.10%	.01%	.10%	.00	%(e)

Expenses, including expense reductions, expenses assumed, management fee waived and expenses reimbursed	.10%	.10%	.01%	.10%	.00	%(e)

Expenses, excluding expense reductions, expenses assumed, management fee waived and expenses reimbursed	.36%	.36%	.41%	.41%	.09	%(e)

Net investment income	3.74%	3.80%	4.18%	4.57%	.72	%(e)

Supplemental Data:
Net assets, end of period (000)	$8,634	$8,039	$4,024	$1,355	$10

Portfolio turnover rate	27.86%	11.29%	21.69%	14.88%	40.85%

*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Commencement of operations was 9/7/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Amount is less than $.01.
(d)	Total return assumes the reinvestment of all distributions.
(e)	Not annualized.
(f)	Total return for the period 9/7/2007 through 9/14/2007.
(g)	Total return for the period 9/14/2007 through 11/30/2007.

See Notes to Financial Statements.

33

Financial Highlights (continued)

BALANCED STRATEGY FUND

	Class I Shares
	Year Ended 11/30
	2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of year	$10.18	$ 9.73	$7.63	$12.28	$12.14

Investment operations:

Net investment income(a)	.41	.39	.37	.36	.41

Net realized and unrealized gain (loss)	(.24)	.45	2.17	(3.89)	.52

Total from investment operations	.17	.84	2.54	(3.53)	.93

Distributions to shareholders from:

Net investment income	(.42)	(.39)	(.39)	(.60)	(.44)

Net realized gain	–	–	(.05)	(.52)	(.35)

Total distributions	(.42)	(.39)	(.44)	(1.12)	(.79)

Net asset value, end of year	$ 9.93	$10.18	$9.73	$ 7.63	$12.28

Total Return(b)	1.49%	8.86%	34.82%	(31.32)%	8.02%

Ratios to Average Net Assets:*

Expenses, excluding expense reductions and including expenses assumed and management fee waived	.00%	.00%	.00%	.00%	.00%

Expenses, including expense reductions, expenses assumed and management fee waived	.00%	.00%	.00%	.00%	.00%

Expenses, excluding expense reductions, expenses assumed and management fee waived	.26%	.26%	.32%	.30%	.29%

Net investment income	3.86%	3.96%	4.32%	3.49%	3.34%

Supplemental Data:
Net assets, end of year (000)	$28,708	$3,731	$2,737	$823	$1,289

Portfolio turnover rate	27.86%	11.29%	21.69%	14.88%	40.85%

*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Calculated using average shares outstanding during the year.
(b)	Total return assumes the reinvestment of all distributions.

See Notes to Financial Statements.

34

Financial Highlights (continued)

BALANCED STRATEGY FUND

	Class P Shares
	Year Ended 11/30
	2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of year	$10.15	$ 9.70	$7.60	$12.23	$12.10

Investment operations:

Net investment income(a)	.37	.35	.35	.40	.33

Net realized and unrealized gain (loss)	(.25)	.45	2.15	(3.96)	.54

Total from investment operations	.12	.80	2.50	(3.56)	.87

Distributions to shareholders from:

Net investment income	(.37)	(.35)	(.35)	(.55)	(.39)

Net realized gain	–	–	(.05)	(.52)	(.35)

Total distributions	(.37)	(.35)	(.40)	(1.07)	(.74)

Net asset value, end of year	$ 9.90	$10.15	$9.70	$ 7.60	$12.23

Total Return(b)	1.04%	8.39%	34.33%	(31.62)%	7.51%

Ratios to Average Net Assets:*

Expenses, excluding expense reductions and including expenses assumed, management fee waived and expenses reimbursed	.45%	.45%	.38%	.41%	.42%

Expenses, including expense reductions, expenses assumed, management fee waived and expenses reimbursed	.45%	.45%	.38%	.41%	.42%

Expenses, excluding expense reductions, expenses assumed, management fee waived and expenses reimbursed	.70%	.71%	.77%	.75%	.74%

Net investment income	3.45%	3.55%	4.23%	3.90%	2.74%

Supplemental Data:
Net assets, end of year (000)	$2,435	$5,503	$5,813	$5,255	$8,686

Portfolio turnover rate	27.86%	11.29%	21.69%	14.88%	40.85%

*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Calculated using average shares outstanding during the year.
(b)	Total return assumes the reinvestment of all distributions.

See Notes to Financial Statements.

35

Financial Highlights (continued)

BALANCED STRATEGY FUND

	Class R2 Shares
	Year Ended 11/30				9/7/2007(a) to 11/30/2007
	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$10.33	$ 9.84	$7.67	$12.27	$11.99

Investment operations:

Net investment income(b)					–	(c)

Net realized and unrealized gain					.16

Total from investment operations					.16

Net asset value on SEC Effective Date, September 14, 2007					$12.15

Investment operations:

Net investment income(b)	.35	.32	.38	.44	.08

Net realized and unrealized gain (loss)	(.25)	.50	2.18	(3.99)	.09

Total from investment operations	.10	.82	2.56	(3.55)	.17

Distributions to shareholders from:

Net investment income	(.36)	(.33)	(.34)	(.53)	(.05)

Net realized gain	–	–	(.05)	(.52)	–

Total distributions	(.36)	(.33)	(.39)	(1.05)	(.05)

Net asset value, end of period	$10.07	$10.33	$9.84	$ 7.67	$12.27

Total Return(d)					1.33	%(e)(f)

Total Return(d)	.81%	8.55%	34.77%	(31.35)%	1.39	%(e)(g)

Ratios to Average Net Assets:*

Expenses, excluding expense reductions and including expenses assumed, management fee waived and expenses reimbursed	.60%	.56%	.00%	.05%	.11	%(e)

Expenses, including expense reductions, expenses assumed, management fee waived and expenses reimbursed	.60%	.56%	.00%	.05%	.11	%(e)

Expenses, excluding expense reductions, expenses assumed, management fee waived and expenses reimbursed	.86%	.81%	.29%	.39%	.20	%(e)

Net investment income	3.33%	3.15%	4.54%	4.32%	.61	%(e)

Supplemental Data:
Net assets, end of period (000)	$1,148	$338	$10	$7	$10

Portfolio turnover rate	27.86%	11.29%	21.69%	14.88%	40.85%

*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Commencement of operations was 9/7/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Amount is less than $.01.
(d)	Total return assumes the reinvestment of all distributions.
(e)	Not annualized.
(f)	Total return for the period 9/7/2007 through 9/14/2007.
(g)	Total return for the period 9/14/2007 through 11/30/2007.

See Notes to Financial Statements.

36

Financial Highlights (concluded)

BALANCED STRATEGY FUND

	Class R3 Shares
	Year Ended 11/30				9/7/2007(a) to 11/30/2007
	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$10.17	$ 9.71	$7.61	$12.27	$11.99

Investment operations:

Net investment income(b)					–	(c)

Net realized and unrealized gain					.16

Total from investment operations					.16

Net asset value on SEC Effective Date, September 14, 2007					$12.15

Investment operations:

Net investment income(b)	.35	.32	.31	.37	.08

Net realized and unrealized gain (loss)	(.23)	.48	2.19	(3.95)	.09

Total from investment operations	.12	.80	2.50	(3.58)	.17

Distributions to shareholders from:

Net investment income	(.37)	(.34)	(.35)	(.56)	(.05)

Net realized gain	–	–	(.05)	(.52)	–

Total distributions	(.37)	(.34)	(.40)	(1.08)	(.05)

Net asset value, end of period	$ 9.92	$10.17	$9.71	$ 7.61	$12.27

Total Return(d)					1.33	%(e)(f)

Total Return(d)	1.01%	8.39%	34.26%	(31.75)%	1.41	%(e)(g)

Ratios to Average Net Assets:*

Expenses, excluding expense reductions and including expenses assumed, management fee waived and expenses reimbursed	.49%	.50%	.40%	.49%	.08	%(e)

Expenses, including expense reductions, expenses assumed, management fee waived and expenses reimbursed	.49%	.50%	.40%	.49%	.08	%(e)

Expenses, excluding expense reductions, expenses assumed, management fee waived and expenses reimbursed	.75%	.76%	.81%	.80%	.17	%(e)

Net investment income	3.32%	3.27%	3.63%	3.85%	.64	%(e)

Supplemental Data:
Net assets, end of period (000)	$19,595	$14,172	$1,116	$423	$10

Portfolio turnover rate	27.86%	11.29%	21.69%	14.88%	40.85%

*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Commencement of operations was 9/7/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Amount is less than $.01.
(d)	Total return assumes the reinvestment of all distributions.
(e)	Not annualized.
(f)	Total return for the period 9/7/2007 through 9/14/2007.
(g)	Total return for the period 9/14/2007 through 11/30/2007.

See Notes to Financial Statements.

37

Financial Highlights

DIVERSIFIED EQUITY STRATEGY FUND

	Class A Shares
	Year Ended 11/30
	2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of year	$15.43	$13.66	$10.68	$18.26	$16.48

Investment operations:

Net investment income(a)	.05	.02	.06	.07	.09

Net realized and unrealized gain (loss)	(.06)	1.77	3.32	(6.82)	1.98

Total from investment operations	(.01)	1.79	3.38	(6.75)	2.07

Distributions to shareholders from:

Net investment income	(.02)	(.02)	(.24)	(.16)	(.22)

Net realized gain	–	–	(.16)	(.67)	(.07)

Total distributions	(.02)	(.02)	(.40)	(.83)	(.29)

Net asset value, end of year	$15.40	$15.43	$13.66	$10.68	$18.26

Total Return(b)	(.06)%	13.08%	32.96%	(38.72)%	12.80%

Ratios to Average Net Assets:*

Expenses, excluding expense reductions and including expenses assumed and management fee waived	.28%	.35%	.35%	.35%	.35%

Expenses, including expense reductions, expenses assumed and management fee waived	.28%	.35%	.35%	.35%	.35%

Expenses, excluding expense reductions, expenses assumed and management fee waived	.65%	.76%	.90%	.98%	1.04%

Net investment income	.31%	.16%	.55%	.50%	.48%

Supplemental Data:
Net assets, end of year (000)	$110,754	$100,469	$85,270	$61,965	$40,864

Portfolio turnover rate	12.93%	7.72%	12.84%	4.73%	49.07%

*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Calculated using average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

See Notes to Financial Statements.

38

Financial Highlights (continued)

DIVERSIFIED EQUITY STRATEGY FUND

	Class B Shares
	Year Ended 11/30
	2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of year	$15.20	$13.53	$10.56	$18.11	$16.44

Investment operations:

Net investment loss(a)	(.06)	(.07)	(.02)	(.03)	(.04)

Net realized and unrealized gain (loss)	(.06)	1.74	3.30	(6.75)	1.99

Total from investment operations	(.12)	1.67	3.28	(6.78)	1.95

Distributions to shareholders from:

Net investment income	–	–	(.15)	(.10)	(.21)

Net realized gain	–	–	(.16)	(.67)	(.07)

Total distributions	–	–	(.31)	(.77)	(.28)

Net asset value, end of year	$15.08	$15.20	$13.53	$10.56	$18.11

Total Return(b)	(.79)%	12.34%	32.08%	(39.12)%	12.09%

Ratios to Average Net Assets:*

Expenses, excluding expense reductions and including expenses assumed and management fee waived	1.00%	1.00%	1.00%	1.00%	1.00%

Expenses, including expense reductions, expenses assumed and management fee waived	1.00%	1.00%	1.00%	1.00%	1.00%

Expenses, excluding expense reductions, expenses assumed and management fee waived	1.37%	1.41%	1.55%	1.63%	1.70%

Net investment loss	(.37)%	(.49)%	(.17)%	(.23)%	(.25)%

Supplemental Data:
Net assets, end of year (000)	$8,126	$9,215	$8,451	$5,399	$5,446

Portfolio turnover rate	12.93%	7.72%	12.84%	4.73%	49.07%

*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Calculated using average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

See Notes to Financial Statements.

39

Financial Highlights (continued)

DIVERSIFIED EQUITY STRATEGY FUND

	Class C Shares
	Year Ended 11/30
	2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of year	$15.18	$13.50	$10.55	$18.11	$16.44

Investment operations:

Net investment loss(a)	(.06)	(.07)	(.03)	(.03)	(.05)

Net realized and unrealized gain (loss)	(.06)	1.75	3.30	(6.75)	2.00

Total from investment operations	(.12)	1.68	3.27	(6.78)	1.95

Distributions to shareholders from:

Net investment income	–	–	(.16)	(.11)	(.21)

Net realized gain	–	–	(.16)	(.67)	(.07)

Total distributions	–	–	(.32)	(.78)	(.28)

Net asset value, end of year	$15.06	$15.18	$13.50	$10.55	$18.11

Total Return(b)	(.79)%	12.44%	32.00%	(39.11)%	12.08%

Ratios to Average Net Assets:*

Expenses, excluding expense reductions and including expenses assumed and management fee waived	.96%	1.00%	1.00%	1.00%	1.00%

Expenses, including expense reductions, expenses assumed and management fee waived	.96%	1.00%	1.00%	1.00%	1.00%

Expenses, excluding expense reductions, expenses assumed and management fee waived	1.32%	1.41%	1.55%	1.63%	1.70%

Net investment loss	(.36)%	(.48)%	(.23)%	(.23)%	(.28)%

Supplemental Data:
Net assets, end of year (000)	$40,198	$38,646	$33,007	$18,194	$16,992

Portfolio turnover rate	12.93%	7.72%	12.84%	4.73%	49.07%

*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Calculated using average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

See Notes to Financial Statements.

40

Financial Highlights (continued)

DIVERSIFIED EQUITY STRATEGY FUND

	Class F Shares
	Year Ended 11/30				9/28/2007(a) to 11/30/2007
	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$15.45	$13.67	$10.69	$18.27	$18.53

Investment operations:

Net investment income(b)	.05	.05	.02	.11	.04

Net realized and unrealized gain (loss)	(.03)	1.77	3.38	(6.82)	(.30)

Total from investment operations	.02	1.82	3.40	(6.71)	(.26)

Distributions to shareholders from:

Net investment income	(.06)	(.04)	(.26)	(.20)	–

Net realized gain	–	–	(.16)	(.67)	–

Total distributions	(.06)	(.04)	(.42)	(.87)	–

Net asset value, end of period	$15.41	$15.45	$13.67	$10.69	$18.27

Total Return(c)	.11%	13.38%	33.27%	(38.58)%	(1.40	)%(d)

Ratios to Average Net Assets:*

Expenses, excluding expense reductions and including expenses assumed and management fee waived	.10%	.10%	.10%	.09%	.02	%(d)

Expenses, including expense reductions, expenses assumed and management fee waived	.10%	.10%	.10%	.09%	.02	%(d)

Expenses, excluding expense reductions, expenses assumed and management fee waived	.47%	.51%	.64%	.77%	.16	%(d)

Net investment income	.29%	.34%	.20%	.78%	.21	%(d)

Supplemental Data:
Net assets, end of period (000)	$5,023	$1,214	$650	$54	$10

Portfolio turnover rate	12.93%	7.72%	12.84%	4.73%	49.07%

*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Commencement of operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.

41

Financial Highlights (continued)

DIVERSIFIED EQUITY STRATEGY FUND

	Class I Shares
	Year Ended 11/30
	2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of year	$15.55	$13.75	$10.75	$18.35	$16.51

Investment operations:

Net investment income(a)	.09	.07	.11	.55	.19

Net realized and unrealized gain (loss)	(.05)	1.78	3.32	(7.28)	1.95

Total from investment operations	.04	1.85	3.43	(6.73)	2.14

Distributions to shareholders from:

Net investment income	(.07)	(.05)	(.27)	(.20)	(.23)

Net realized gain	–	–	(.16)	(.67)	(.07)

Total distributions	(.07)	(.05)	(.43)	(.87)	(.30)

Net asset value, end of year	$15.52	$15.55	$13.75	$10.75	$18.35

Total Return(b)	.24%	13.53%	33.35%	(38.50)%	13.20%

Ratios to Average Net Assets:*

Expenses, excluding expense reductions and including expenses assumed and management fee waived	.00%	.00%	.00%	.00%	.00%

Expenses, including expense reductions, expenses assumed and management fee waived	.00%	.00%	.00%	.00%	.00%

Expenses, excluding expense reductions, expenses assumed and management fee waived	.37%	.41%	.53%	.60%	.67%

Net investment income	.56%	.51%	.91%	3.55%	1.06%

Supplemental Data:
Net assets, end of year (000)	$2,202	$1,300	$1,020	$268	$351

Portfolio turnover rate	12.93%	7.72%	12.84%	4.73%	49.07%

*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Calculated using average shares outstanding during the year.
(b)	Total return assumes the reinvestment of all distributions.

See Notes to Financial Statements.

42

Financial Highlights (continued)

DIVERSIFIED EQUITY STRATEGY FUND

	Class P Shares
	Year Ended 11/30
	2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of year	$15.54	$13.75	$10.72	$18.26	$16.48

Investment operations:

Net investment income (loss)(a)	.01	.01	.06	.04	(.02)

Net realized and unrealized gain (loss)	(.05)	1.78	3.33	(6.83)	2.07

Total from investment operations	(.04)	1.79	3.39	(6.79)	2.05

Distributions to shareholders from:

Net investment income	(.01)	– (b)	(.20)	(.08)	(.20)

Net realized gain	–	–	(.16)	(.67)	(.07)

Total distributions	(.01)	– (b)	(.36)	(.75)	(.27)

Net asset value, end of year	$15.49	$15.54	$13.75	$10.72	$18.26

Total Return(c)	(.28)%	13.03%	32.81%	(38.77)%	12.66%

Ratios to Average Net Assets:*

Expenses, excluding expense reductions and including expenses assumed and management fee waived	.45%	.45%	.45%	.45%	.45%

Expenses, including expense reductions, expenses assumed and management fee waived	.45%	.45%	.45%	.45%	.45%

Expenses, excluding expense reductions, expenses assumed and management fee waived	.82%	.86%	1.01%	1.07%	1.08%

Net investment income (loss)	.05%	.06%	.51%	.25%	(.12)%

Supplemental Data:
Net assets, end of year (000)	$133	$96	$80	$71	$99

Portfolio turnover rate	12.93%	7.72%	12.84%	4.73%	49.07%

*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Calculated using average shares outstanding during the year.
(b)	Amount is less than $.01.
(c)	Total return assumes the reinvestment of all distributions.

See Notes to Financial Statements.

43

Financial Highlights (continued)

DIVERSIFIED EQUITY STRATEGY FUND

	Class R2 Shares
	Year Ended 11/30				9/28/2007(a) to 11/30/2007
	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$15.46	$13.72	$10.71	$18.26	$18.53

Investment operations:

Net investment income (loss)(b)	(.02)	(.03)	.10	.10	.03

Net realized and unrealized gain (loss)	(.04)	1.82	3.33	(6.80)	(.30)

Total from investment operations	(.06)	1.79	3.43	(6.70)	(.27)

Distributions to shareholders from:

Net investment income	(.03)	(.05)	(.26)	(.18)	–

Net realized gain	–	–	(.16)	(.67)	–

Total distributions	(.03)	(.05)	(.42)	(.85)	–

Net asset value, end of period	$15.37	$15.46	$13.72	$10.71	$18.26

Total Return(c)	(.39)%	13.10%	33.42%	(38.47)%	(1.46	)%(d)

Ratios to Average Net Assets:*

Expenses, excluding expense reductions and including expenses assumed and management fee waived	.60%	.55%	.00%	.10%	.10	%(d)

Expenses, including expense reductions, expenses assumed and management fee waived	.60%	.55%	.00%	.10%	.10	%(d)

Expenses, excluding expense reductions, expenses assumed and management fee waived	.97%	.94%	.51%	.71%	.24	%(d)

Net investment income (loss)	(.09)%	(.23)%	.86%	.67%	.15	%(d)

Supplemental Data:
Net assets, end of period (000)	$440	$243	$8	$6	$10

Portfolio turnover rate	12.93%	7.72%	12.84%	4.73%	49.07%

*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Commencement of operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.

44

Financial Highlights (concluded)

DIVERSIFIED EQUITY STRATEGY FUND

	Class R3 Shares
	Year Ended 11/30				9/28/2007(a) to 11/30/2007
	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$15.37	$13.62	$10.66	$18.26	$18.53

Investment operations:

Net investment income (loss)(b)	– (c)	(.02)	.01	.04	.03

Net realized and unrealized gain (loss)	(.05)	1.79	3.33	(6.78)	(.30)

Total from investment operations	(.05)	1.77	3.34	(6.74)	(.27)

Distributions to shareholders from:

Net investment income	(.02)	(.02)	(.22)	(.19)	–

Net realized gain	–	–	(.16)	(.67)	–

Total distributions	(.02)	(.02)	(.38)	(.86)	–

Net asset value, end of period	$15.30	$15.37	$13.62	$10.66	$18.26

Total Return(d)	(.31)%	13.00%	32.62%	(38.75)%	(1.46	)%(e)

Ratios to Average Net Assets:*

Expenses, excluding expense reductions and including expenses assumed and management fee waived	.50%	.50%	.50%	.45%	.08	%(e)

Expenses, including expense reductions, expenses assumed and management fee waived	.50%	.50%	.50%	.45%	.08	%(e)

Expenses, excluding expense reductions, expenses assumed and management fee waived	.87%	.90%	1.02%	1.09%	.22	%(e)

Net investment income (loss)	(.01)%	(.17)%	.12%	.25%	.17	%(e)

Supplemental Data:
Net assets, end of period (000)	$3,604	$1,775	$208	$45	$10

Portfolio turnover rate	12.93%	7.72%	12.84%	4.73%	49.07%

*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Commencement of operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Amount is less than $.01.
(d)	Total return assumes the reinvestment of all distributions.
(e)	Not annualized.

See Notes to Financial Statements.

45

Financial Highlights

DIVERSIFIED INCOME STRATEGY FUND

	Class A Shares
	Year Ended 11/30
	2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of year	$14.40	$13.57	$10.50	$15.49	$15.69

Investment operations:

Net investment income(a)	.77	.79	.81	.84	.79

Net realized and unrealized gain (loss)	(.36)	.83	3.14	(4.83)	(.17)

Total from investment operations	.41	1.62	3.95	(3.99)	.62

Distributions to shareholders from:

Net investment income	(.80)	(.79)	(.81)	(.87)	(.79)

Net realized gain	–	–	(.07)	(.13)	(.03)

Total distributions	(.80)	(.79)	(.88)	(1.00)	(.82)

Net asset value, end of year	$14.01	$14.40	$13.57	$10.50	$15.49

Total Return(b)	2.74%	12.25%	39.35%	(27.14)%	4.00%

Ratios to Average Net Assets:*

Expenses, excluding expense reductions and including expenses assumed, management fee waived and expenses reimbursed	.28%	.35%	.34%	.35%	.35%

Expenses, including expense reductions, expenses assumed, management fee waived and expenses reimbursed	.28%	.35%	.34%	.35%	.35%

Expenses, excluding expense reductions, expenses assumed, management fee waived and expenses reimbursed	.54%	.66%	.81%	.84%	.79%

Net investment income	5.25%	5.60%	6.75%	6.07%	4.98%

Supplemental Data:
Net assets, end of year (000)	$257,747	$183,275	$107,807	$53,884	$63,034

Portfolio turnover rate	46.47%	6.88%	4.09%	14.45%	44.63%

*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Calculated using average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

See Notes to Financial Statements.

46

Financial Highlights (continued)

DIVERSIFIED INCOME STRATEGY FUND

	Class B Shares
	Year Ended 11/30
	2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of year	$14.54	$13.70	$10.60	$15.61	$15.78

Investment operations:

Net investment income(a)	.67	.71	.74	.76	.69

Net realized and unrealized gain (loss)	(.37)	.83	3.17	(4.86)	(.17)

Total from investment operations	.30	1.54	3.91	(4.10)	.52

Distributions to shareholders from:

Net investment income	(.69)	(.70)	(.74)	(.78)	(.66)

Net realized gain	–	–	(.07)	(.13)	(.03)

Total distributions	(.69)	(.70)	(.81)	(.91)	(.69)

Net asset value, end of year	$14.15	$14.54	$13.70	$10.60	$15.61

Total Return(b)	1.97%	11.54%	38.39%	(27.55)%	3.33%

Ratios to Average Net Assets:*

Expenses, excluding expense reductions and including expenses assumed, management fee waived and expenses reimbursed	1.00%	1.00%	.99%	1.00%	1.00%

Expenses, including expense reductions, expenses assumed, management fee waived and expenses reimbursed	1.00%	1.00%	.99%	1.00%	1.00%

Expenses, excluding expense reductions, expenses assumed, management fee waived and expenses reimbursed	1.26%	1.31%	1.46%	1.49%	1.44%

Net investment income	4.55%	4.99%	6.10%	5.40%	4.35%

Supplemental Data:
Net assets, end of year (000)	$9,081	$10,162	$8,846	$4,396	$6,063

Portfolio turnover rate	46.47%	6.88%	4.09%	14.45%	44.63%

*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Calculated using average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

See Notes to Financial Statements.

47

Financial Highlights (continued)

DIVERSIFIED INCOME STRATEGY FUND

	Class C Shares
	Year Ended 11/30
	2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of year	$14.55	$13.71	$10.61	$15.62	$15.79

Investment operations:

Net investment income(a)	.67	.70	.74	.76	.69

Net realized and unrealized gain (loss)	(.35)	.84	3.17	(4.86)	(.17)

Total from investment operations	.32	1.54	3.91	(4.10)	.52

Distributions to shareholders from:

Net investment income	(.70)	(.70)	(.74)	(.78)	(.66)

Net realized gain	–	–	(.07)	(.13)	(.03)

Total distributions	(.70)	(.70)	(.81)	(.91)	(.69)

Net asset value, end of year	$14.17	$14.55	$13.71	$10.61	$15.62

Total Return(b)	2.08%	11.53%	38.36%	(27.54)%	3.31%

Ratios to Average Net Assets:*

Expenses, excluding expense reductions and including expenses assumed, management fee waived and expenses reimbursed	.99%	1.00%	.99%	1.00%	1.00%

Expenses, including expense reductions, expenses assumed, management fee waived and expenses reimbursed	.99%	1.00%	.99%	1.00%	1.00%

Expenses, excluding expense reductions, expenses assumed, management fee waived and expenses reimbursed	1.25%	1.31%	1.46%	1.49%	1.44%

Net investment income	4.53%	4.93%	6.10%	5.42%	4.35%

Supplemental Data:
Net assets, end of year (000)	$113,984	$60,542	$32,275	$16,527	$20,037

Portfolio turnover rate	46.47%	6.88%	4.09%	14.45%	44.63%

*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Calculated using average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

See Notes to Financial Statements.

48

Financial Highlights (continued)

DIVERSIFIED INCOME STRATEGY FUND

	Class F Shares
	Year Ended 11/30				9/28/2007(a) to 11/30/2007
	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$14.40	$13.56	$10.50	$15.48	$15.82

Investment operations:

Net investment income(b)	.80	.81	.84	.95	.12

Net realized and unrealized gain (loss)	(.36)	.85	3.13	(4.89)	(.32)

Total from investment operations	.44	1.66	3.97	(3.94)	(.20)

Distributions to shareholders from:

Net investment income	(.83)	(.82)	(.84)	(.91)	(.14)

Net realized gain	–	–	(.07)	(.13)	–

Total distributions	(.83)	(.82)	(.91)	(1.04)	(.14)

Net asset value, end of period	$14.01	$14.40	$13.56	$10.50	$15.48

Total Return(c)	2.92%	12.61%	39.59%	(26.89)%	(1.28	)%(d)

Ratios to Average Net Assets:*

Expenses, excluding expense reductions and including expenses assumed, management fee waived and expenses reimbursed	.10%	.10%	.09%	.09%	.02	%(d)

Expenses, including expense reductions, expenses assumed, management fee waived and expenses reimbursed	.10%	.10%	.09%	.09%	.02	%(d)

Expenses, excluding expense reductions, expenses assumed, management fee waived and expenses reimbursed	.36%	.41%	.54%	.59%	.12	%(d)

Net investment income	5.44%	5.70%	6.71%	7.23%	.77	%(d)

Supplemental Data:
Net assets, end of period (000)	$32,387	$13,237	$1,071	$104	$10

Portfolio turnover rate	46.47%	6.88%	4.09%	14.45%	44.63%

*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Commencement of operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.

49

Financial Highlights (continued)

DIVERSIFIED INCOME STRATEGY FUND

	Class I Shares
	Year Ended 11/30
	2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of year	$14.35	$13.52	$10.47	$15.44	$15.63

Investment operations:

Net investment income(a)	.80	.84	.85	.88	.82

Net realized and unrealized gain (loss)	(.35)	.83	3.12	(4.79)	(.15)

Total from investment operations	.45	1.67	3.97	(3.91)	.67

Distributions to shareholders from:

Net investment income	(.84)	(.84)	(.85)	(.93)	(.83)

Net realized gain	–	–	(.07)	(.13)	(.03)

Total distributions	(.84)	(.84)	(.92)	(1.06)	(.86)

Net asset value, end of year	$13.96	$14.35	$13.52	$10.47	$15.44

Total Return(b)	3.03%	12.66%	39.75%	(26.82)%	4.35%

Ratios to Average Net Assets:*

Expenses, excluding expense reductions and including expenses assumed and management fee waived	.00%	.00%	.00%	.00%	.00%

Expenses, including expense reductions, expenses assumed and management fee waived	.00%	.00%	.00%	.00%	.00%

Expenses, excluding expense reductions, expenses assumed and management fee waived	.26%	.31%	.45%	.49%	.44%

Net investment income	5.50%	6.01%	6.85%	6.36%	5.23%

Supplemental Data:
Net assets, end of year (000)	$426	$197	$269	$69	$101

Portfolio turnover rate	46.47%	6.88%	4.09%	14.45%	44.63%

*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Calculated using average shares outstanding during the year.
(b)	Total return assumes the reinvestment of all distributions.

See Notes to Financial Statements.

50

Financial Highlights (continued)

DIVERSIFIED INCOME STRATEGY FUND

	Class P Shares
	Year Ended 11/30
	2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of year	$14.53	$13.68	$10.58	$15.59	$15.77

Investment operations:

Net investment income(a)	.75	.80	.81	.83	.75

Net realized and unrealized gain (loss)	(.36)	.83	3.16	(4.85)	(.13)

Total from investment operations	.39	1.63	3.97	(4.02)	.62

Distributions to shareholders from:

Net investment income	(.78)	(.78)	(.80)	(.86)	(.77)

Net realized gain	–	–	(.07)	(.13)	(.03)

Total distributions	(.78)	(.78)	(.87)	(.99)	(.80)

Net asset value, end of year	$14.14	$14.53	$13.68	$10.58	$15.59

Total Return(b)	2.55%	12.23%	39.21%	(27.17)%	3.95%

Ratios to Average Net Assets:*

Expenses, excluding expense reductions and including expenses assumed, management fee waived and expenses reimbursed	.44%	.42%	.42%	.45%	.45%

Expenses, including expense reductions, expenses assumed, management fee waived and expenses reimbursed	.44%	.42%	.42%	.45%	.45%

Expenses, excluding expense reductions, expenses assumed, management fee waived and expenses reimbursed	.69%	.72%	.89%	.94%	.89%

Net investment income	5.08%	5.67%	6.79%	5.92%	4.72%

Supplemental Data:
Net assets, end of year (000)	$8	$4	$10	$8	$9

Portfolio turnover rate	46.47%	6.88%	4.09%	14.45%	44.63%

*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Calculated using average shares outstanding during the year.
(b)	Total return assumes the reinvestment of all distributions.

See Notes to Financial Statements.

51

Financial Highlights (continued)

DIVERSIFIED INCOME STRATEGY FUND

	Class R2 Shares
	Year Ended 11/30				9/28/2007(a) to 11/30/2007
	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$14.66	$13.74	$10.56	$15.49	$15.82

Investment operations:

Net investment income(b)	.74	.83	.87	.87	.11

Net realized and unrealized gain (loss)	(.36)	.85	3.16	(4.83)	(.31)

Total from investment operations	.38	1.68	4.03	(3.96)	(.20)

Distributions to shareholders from:

Net investment income	(.76)	(.76)	(.78)	(.84)	(.13)

Net realized gain	–	–	(.07)	(.13)	–

Total distributions	(.76)	(.76)	(.85)	(.97)	(.13)

Net asset value, end of period	$14.28	$14.66	$13.74	$10.56	$15.49

Total Return(c)	2.48%	12.51%	39.87%	(26.93)%	(1.29	)%(d)

Ratios to Average Net Assets:*

Expenses, excluding expense reductions and including expenses assumed, management fee waived and expenses reimbursed	.59%	.11%	.00%	.11%	.10	%(d)

Expenses, including expense reductions, expenses assumed, management fee waived and expenses reimbursed	.59%	.11%	.00%	.11%	.10	%(d)

Expenses, excluding expense reductions, expenses assumed, management fee waived and expenses reimbursed	.87%	.42%	.44%	.61%	.20	%(d)

Net investment income	5.02%	5.83%	7.20%	6.29%	.70	%(d)

Supplemental Data:
Net assets, end of period (000)	$190	$16	$10	$7	$10

Portfolio turnover rate	46.47%	6.88%	4.09%	14.45%	44.63%

*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Commencement of operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.

52

Financial Highlights (concluded)

DIVERSIFIED INCOME STRATEGY FUND

	Class R3 Shares
	Year Ended 11/30				9/28/2007(a) to 11/30/2007
	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$14.41	$13.57	$10.51	$15.49	$15.82

Investment operations:

Net investment income(b)	.74	.75	.80	.79	.11

Net realized and unrealized gain (loss)	(.36)	.86	3.13	(4.79)	(.31)

Total from investment operations	.38	1.61	3.93	(4.00)	(.20)

Distributions to shareholders from:

Net investment income	(.77)	(.77)	(.80)	(.85)	(.13)

Net realized gain	–	–	(.07)	(.13)	–

Total distributions	(.77)	(.77)	(.87)	(.98)	(.13)

Net asset value, end of period	$14.02	$14.41	$13.57	$10.51	$15.49

Total Return(c)	2.53%	12.16%	39.01%	(27.19)%	(1.28	)%(d)

Ratios to Average Net Assets:*

Expenses, excluding expense reductions and including expenses assumed, management fee waived and expenses reimbursed	.49%	.50%	.50%	.46%	.09	%(d)

Expenses, including expense reductions, expenses assumed, management fee waived and expenses reimbursed	.49%	.50%	.50%	.46%	.09	%(d)

Expenses, excluding expense reductions, expenses assumed, management fee waived and expenses reimbursed	.76%	.80%	.98%	.96%	.19	%(d)

Net investment income	5.04%	5.29%	6.82%	5.89%	.72	%(d)

Supplemental Data:
Net assets, end of period (000)	$4,348	$2,394	$107	$108	$10

Portfolio turnover rate	46.47%	6.88%	4.09%	14.45%	44.63%

*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Commencement of operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.

53

Financial Highlights

GROWTH & INCOME STRATEGY FUND

	Class A Shares
	Year Ended 11/30
	2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of year	$15.00	$13.87	$10.97	$18.71	$17.38

Investment operations:

Net investment income(a)	.35	.34	.36	.41	.29

Net realized and unrealized gain (loss)	(.18)	1.08	3.44	(6.64)	1.51

Total from investment operations	.17	1.42	3.80	(6.23)	1.80

Distributions to shareholders from:

Net investment income	(.37)	(.29)	(.69)	(.43)	(.43)

Net realized gain	–	–	(.21)	(1.08)	(.04)

Total distributions	(.37)	(.29)	(.90)	(1.51)	(.47)

Net asset value, end of year	$14.80	$15.00	$13.87	$10.97	$18.71

Total Return(b)	1.07%	10.42%	37.35%	(36.06)%	10.56%

Ratios to Average Net Assets:*

Expenses, excluding expense reductions and including expenses assumed and management fee waived	.28%	.35%	.35%	.35%	.35%

Expenses, including expense reductions, expenses assumed and management fee waived	.28%	.35%	.35%	.35%	.35%

Expenses, excluding expense reductions, expenses assumed and management fee waived	.58%	.66%	.76%	.74%	.72%

Net investment income	2.28%	2.37%	3.06%	2.65%	1.60%

Supplemental Data:
Net assets, end of year (000)	$491,865	$423,573	$336,387	$217,985	$282,545

Portfolio turnover rate	25.26%	7.69%	6.64%	11.95%	58.38%

*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Calculated using average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

See Notes to Financial Statements.

54

Financial Highlights (continued)

GROWTH & INCOME STRATEGY FUND

	Class B Shares
	Year Ended 11/30
	2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of year	$14.90	$13.78	$10.90	$18.61	$17.30

Investment operations:

Net investment income(a)	.25	.25	.28	.30	.17

Net realized and unrealized gain (loss)	(.19)	1.08	3.43	(6.61)	1.51

Total from investment operations	.06	1.33	3.71	(6.31)	1.68

Distributions to shareholders from:

Net investment income	(.26)	(.21)	(.62)	(.32)	(.33)

Net realized gain	–	–	(.21)	(1.08)	(.04)

Total distributions	(.26)	(.21)	(.83)	(1.40)	(.37)

Net asset value, end of year	$14.70	$14.90	$13.78	$10.90	$18.61

Total Return(b)	.35%	9.73%	36.49%	(36.52)%	9.85%

Ratios to Average Net Assets:*

Expenses, excluding expense reductions and including expenses assumed and management fee waived	1.00%	1.00%	1.00%	1.00%	1.00%

Expenses, including expense reductions, expenses assumed and management fee waived	1.00%	1.00%	1.00%	1.00%	1.00%

Expenses, excluding expense reductions, expenses assumed and management fee waived	1.29%	1.31%	1.41%	1.39%	1.37%

Net investment income	1.59%	1.73%	2.40%	2.00%	.96%

Supplemental Data:
Net assets, end of year (000)	$29,160	$33,841	$31,299	$19,549	$25,246

Portfolio turnover rate	25.26%	7.69%	6.64%	11.95%	58.38%

*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Calculated using average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

See Notes to Financial Statements.

55

Financial Highlights (continued)

GROWTH & INCOME STRATEGY FUND

	Class C Shares
	Year Ended 11/30
	2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of year	$14.90	$13.78	$10.90	$18.61	$17.31

Investment operations:

Net investment income(a)	.25	.25	.28	.31	.17

Net realized and unrealized gain (loss)	(.18)	1.08	3.43	(6.62)	1.50

Total from investment operations	.07	1.33	3.71	(6.31)	1.67

Distributions to shareholders from:

Net investment income	(.27)	(.21)	(.62)	(.32)	(.33)

Net realized gain	–	–	(.21)	(1.08)	(.04)

Total distributions	(.27)	(.21)	(.83)	(1.40)	(.37)

Net asset value, end of year	$14.70	$14.90	$13.78	$10.90	$18.61

Total Return(b)	.41%	9.63%	36.59%	(36.53)%	9.81%

Ratios to Average Net Assets:*

Expenses, excluding expense reductions and including expenses assumed and management fee waived	.97%	1.00%	1.00%	1.00%	1.00%

Expenses, including expense reductions, expenses assumed and management fee waived	.97%	1.00%	1.00%	1.00%	1.00%

Expenses, excluding expense reductions, expenses assumed and management fee waived	1.26%	1.31%	1.41%	1.39%	1.37%

Net investment income	1.59%	1.74%	2.42%	2.00%	.92%

Supplemental Data:
Net assets, end of year (000)	$100,379	$90,833	$83,366	$56,468	$77,376

Portfolio turnover rate	25.26%	7.69%	6.64%	11.95%	58.38%

*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Calculated using average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

See Notes to Financial Statements.

56

Financial Highlights (continued)

GROWTH & INCOME STRATEGY FUND

	Class F Shares
	Year Ended 11/30				9/28/2007(a) to 11/30/2007
	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$14.99	$13.86	$10.97	$18.72	$19.00

Investment operations:

Net investment income(b)	.38	.37	.34	.44	.08

Net realized and unrealized gain (loss)	(.18)	1.09	3.48	(6.65)	(.36)

Total from investment operations	.20	1.46	3.82	(6.21)	(.28)

Distributions to shareholders from:

Net investment income	(.40)	(.33)	(.72)	(.46)	–

Net realized gain	–	–	(.21)	(1.08)	–

Total distributions	(.40)	(.33)	(.93)	(1.54)	–

Net asset value, end of period	$14.79	$14.99	$13.86	$10.97	$18.72

Total Return(c)	1.26%	10.69%	37.61%	(35.94)%	(1.47	)%(d)

Ratios to Average Net Assets:*

Expenses, excluding expense reductions and including expenses assumed and management fee waived	.10%	.10%	.10%	.10%	.03	%(d)

Expenses, including expense reductions, expenses assumed and management fee waived	.10%	.10%	.10%	.10%	.02	%(d)

Expenses, excluding expense reductions, expenses assumed and management fee waived	.40%	.41%	.49%	.51%	.10	%(d)

Net investment income	2.43%	2.54%	2.77%	3.09%	.44	%(d)

Supplemental Data:
Net assets, end of period (000)	$4,150	$2,595	$751	$58	$10

Portfolio turnover rate	25.26%	7.69%	6.64%	11.95%	58.38%

*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Commencement of operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.

57

Financial Highlights (continued)

GROWTH & INCOME STRATEGY FUND

	Class I Shares
	Year Ended 11/30
	2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of year	$15.05	$13.91	$11.00	$18.77	$17.43

Investment operations:

Net investment income(a)	.39	.39	.41	.45	.38

Net realized and unrealized gain (loss)	(.17)	1.09	3.44	(6.66)	1.49

Total from investment operations	.22	1.48	3.85	(6.21)	1.87

Distributions to shareholders from:

Net investment income	(.42)	(.34)	(.73)	(.48)	(.49)

Net realized gain	–	–	(.21)	(1.08)	(.04)

Total distributions	(.42)	(.34)	(.94)	(1.56)	(.53)

Net asset value, end of year	$14.85	$15.05	$13.91	$11.00	$18.77

Total Return(b)	1.35%	10.83%	37.83%	(35.88)%	10.94%

Ratios to Average Net Assets:*

Expenses, excluding expense reductions and including expenses assumed and management fee waived	.00%	.00%	.00%	.00%	.00%

Expenses, including expense reductions, expenses assumed and management fee waived	.00%	.00%	.00%	.00%	.00%

Expenses, excluding expense reductions, expenses assumed and management fee waived	.30%	.31%	.41%	.38%	.37%

Net investment income	2.49%	2.72%	3.50%	2.85%	2.07%

Supplemental Data:
Net assets, end of year (000)	$1,364	$617	$490	$230	$1,385

Portfolio turnover rate	25.26%	7.69%	6.64%	11.95%	58.38%

*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Calculated using average shares outstanding during the year.
(b)	Total return assumes the reinvestment of all distributions.

See Notes to Financial Statements.

58

Financial Highlights (continued)

GROWTH & INCOME STRATEGY FUND

	Class P Shares
	Year Ended 11/30
	2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of year	$15.06	$13.90	$10.99	$18.74	$17.41

Investment operations:

Net investment income(a)	.32	.36	.46	.40	.29

Net realized and unrealized gain (loss)	(.17)	1.08	3.34	(6.66)	1.50

Total from investment operations	.15	1.44	3.80	(6.26)	1.79

Distributions to shareholders from:

Net investment income	(.35)	(.28)	(.68)	(.41)	(.42)

Net realized gain	–	–	(.21)	(1.08)	(.04)

Total distributions	(.35)	(.28)	(.89)	(1.49)	(.46)

Net asset value, end of year	$14.86	$15.06	$13.90	$10.99	$18.74

Total Return(b)	.91%	10.47%	37.20%	(36.13)%	10.44%

Ratios to Average Net Assets:*

Expenses, excluding expense reductions and including expenses assumed and management fee waived	.40%	.34%	.44%	.44%	.45%

Expenses, including expense reductions, expenses assumed and management fee waived	.40%	.34%	.44%	.44%	.45%

Expenses, excluding expense reductions, expenses assumed and management fee waived	.70%	.63%	.89%	.83%	.82%

Net investment income	2.04%	2.50%	4.34%	2.62%	1.62%

Supplemental Data:
Net assets, end of year (000)	$5	$1	$2	$21	$33

Portfolio turnover rate	25.26%	7.69%	6.64%	11.95%	58.38%

*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Calculated using average shares outstanding during the year.
(b)	Total return assumes the reinvestment of all distributions.

See Notes to Financial Statements.

59

Financial Highlights (continued)

GROWTH & INCOME STRATEGY FUND

	Class R2 Shares
	Year Ended 11/30				9/28/2007(a) to 11/30/2007
	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$15.18	$14.03	$11.02	$18.70	$19.00

Investment operations:

Net investment income(b)	.30	.30	.44	.45	.07

Net realized and unrealized gain (loss)	(.17)	1.11	3.44	(6.67)	(.37)

Total from investment operations	.13	1.41	3.88	(6.22)	(.30)

Distributions to shareholders from:

Net investment income	(.33)	(.26)	(.66)	(.38)	–

Net realized gain	–	–	(.21)	(1.08)	–

Total distributions	(.33)	(.26)	(.87)	(1.46)	–

Net asset value, end of period	$14.98	$15.18	$14.03	$11.02	$18.70

Total Return(c)	.77%	10.17%	37.89%	(35.91)%	(1.58	)%(d)

Ratios to Average Net Assets:*

Expenses, excluding expense reductions and including expenses assumed and management fee waived	.60%	.58%	.08%	.11%	.10	%(d)

Expenses, including expense reductions, expenses assumed and management fee waived	.60%	.58%	.08%	.11%	.10	%(d)

Expenses, excluding expense reductions, expenses assumed and management fee waived	.90%	.89%	.47%	.49%	.17	%(d)

Net investment income	1.92%	2.08%	3.62%	2.92%	.37	%(d)

Supplemental Data:
Net assets, end of period (000)	$156	$110	$41	$6	$10

Portfolio turnover rate	25.26%	7.69%	6.64%	11.95%	58.38%

*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Commencement of operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.

60

Financial Highlights (concluded)

GROWTH & INCOME STRATEGY FUND

	Class R3 Shares
	Year Ended 11/30				9/28/2007(a) to 11/30/2007
	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$14.97	$13.84	$10.95	$18.71	$19.00

Investment operations:

Net investment income(b)	.32	.28	.32	.36	.07

Net realized and unrealized gain (loss)	(.18)	1.13	3.46	(6.62)	(.36)

Total from investment operations	.14	1.41	3.78	(6.26)	(.29)

Distributions to shareholders from:

Net investment income	(.34)	(.28)	(.68)	(.42)	–

Net realized gain	–	–	(.21)	(1.08)	–

Total distributions	(.34)	(.28)	(.89)	(1.50)	–

Net asset value, end of period	$14.77	$14.97	$13.84	$10.95	$18.71

Total Return(c)	.88%	10.31%	37.16%	(36.21)%	(1.53	)%(d)

Ratios to Average Net Assets:*

Expenses, excluding expense reductions and including expenses assumed and management fee waived	.50%	.50%	.50%	.48%	.09	%(d)

Expenses, including expense reductions, expenses assumed and management fee waived	.50%	.50%	.50%	.48%	.08	%(d)

Expenses, excluding expense reductions, expenses assumed and management fee waived	.79%	.81%	.90%	.89%	.16	%(d)

Net investment income	2.06%	1.97%	2.69%	2.47%	.38	%(d)

Supplemental Data:
Net assets, end of period (000)	$11,969	$9,240	$439	$165	$10

Portfolio turnover rate	25.26%	7.69%	6.64%	11.95%	58.38%

*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Commencement of operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.

61

Notes to Financial Statements

1.    ORGANIZATION

Lord Abbett Investment Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was organized as a Delaware statutory trust on August 16, 1993. The Trust consists of twelve funds. This report covers the following four funds (separately, a “Fund” and collectively, the “Funds”) and their respective classes: Lord Abbett Balanced Strategy Fund (“Balanced Strategy Fund”), Lord Abbett Diversified Equity Strategy Fund (“Diversified Equity Strategy Fund”), Lord Abbett Diversified Income Strategy Fund (“Diversified Income Strategy Fund”) and Lord Abbett Growth & Income Strategy Fund (“Growth & Income Strategy Fund”), Class A, B, C, F, I, P, R2 and R3 shares. The Funds’ Class P shares are closed to substantially all investors, with certain exceptions as set forth in the Funds’ prospectus. The Funds no longer issue Class B shares for purchase.

Balanced Strategy Fund’s investment objective is to seek current income and capital growth. Diversified Equity Strategy Fund’s investment objective is to seek capital appreciation. Diversified Income Strategy Fund’s investment objective is to seek a high level of current income. Growth & Income Strategy Fund’s investment objective is to seek long-term capital appreciation and growth of income. The Funds invest in other mutual funds (“Underlying Funds”) managed by Lord, Abbett & Co. LLC (“Lord Abbett”).

Each class of shares has different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class B, C, F, I, P, R2 and R3 shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in each Fund’s prospectus); Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will automatically convert to Class A shares on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.    SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Investments in the Underlying Funds are valued at their NAV each business day at the close of regular trading on the New York Stock Exchange LLC, normally 4:00 p.m. Eastern time. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

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Notes to Financial Statements (continued)

(c)	Investment Income–Dividend income and capital gain distributions are recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest income on the Statements of Operations. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)	Income Taxes–It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Funds’ filed U.S. federal tax returns remains open for the fiscal years ended November 30, 2008 through November 30, 2011. The statutes of limitations on the Trust’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses incurred by the Trust that do not specifically relate to an individual fund are generally allocated to the Funds within the Trust on a pro rata basis by relative net assets. Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, B, C, F, P, R2 and R3 shares bear their class-specific share of all expenses and fees relating to the Funds’ 12b-1 Distribution Plan.

(f)	Repurchase Agreements–Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

(g)

Fair Value Measurements–Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk – for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own

63

Notes to Financial Statements (continued)

assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 - unadjusted quoted prices in active markets for identical investments;

•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 - significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2011 in valuing each Fund’s investments carried at fair value:

	Balanced Strategy Fund				Diversified Equity Strategy Fund
Investment Type	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Investments in Underlying Funds	$1,299,167	$–	$–	$1,299,167	$170,392	$–	$–	$170,392
Total	$1,299,167	$–	$–	$1,299,167	$170,392	$–	$–	$170,392

	Diversified Income Strategy Fund				Growth & Income Strategy Fund
Investment Type	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Investments in Underlying Funds	$417,787	$–	$–	$417,787	$639,144	$–	$–	$639,144
Repurchase Agreement	–	469	–	469	–	480	–	480
Total	$417,787	$469	$–	$418,256	$639,144	$480	$–	$639,624

3.    MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Trust has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies each Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of each Fund’s investment portfolio.

The management fee is based on each Fund’s average daily net assets at an annual rate of .10%. Lord Abbett waived the entire management fee for each Fund for the fiscal year ended November 30, 2011.(1)

(1)

For the period from April 1, 2011 through September 25, 2012, Lord Abbett has contractually agreed to waive .05% of its management fee for each Fund. This agreement may be terminated only upon the approval of the Fund’s Board of Trustees. Effective April 1, 2011, Lord Abbett also voluntarily agreed to waive an additional .05% of its management fee for each Fund. Lord Abbett may discontinue the voluntary waiver or change the level of its voluntary waiver at any time. Effective January 1, 2012, Lord Abbett discontinued the voluntary waiver for Balanced Strategy Fund, Diversified Income Strategy Fund and Growth & Income Strategy Fund.

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Notes to Financial Statements (continued)

The Funds have each entered into a Servicing Arrangement with the Underlying Funds in which they each invest, pursuant to which each Underlying Fund will pay a portion of the expenses (excluding management fees and distribution and service fees) of the Funds in proportion to the average daily value of total Underlying Fund shares owned by each of the Funds. The expenses assumed by the Underlying Funds are reflected in Expenses assumed by Underlying Funds on each Fund’s Statement of Operations and Receivables from affiliates on each Fund’s Statement of Assets and Liabilities.

12b-1 Distribution Plan

Each Fund has adopted a distribution plan with respect to Class A, B, C, F, P, R2 and R3 shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The fees are accrued daily at annual rates based upon each Fund’s average daily net assets as follows:

Fees*	Class A(1)	Class B	Class C	Class F	Class P	Class R2	Class R3
Service	.25%	.25%	.25%	–	.25%	.25%	.25%
Distribution	–	.75%	.75%	.10%	.20%	.35%	.25%

*	The Fund may designate a portion of the aggregate fee as attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. (“FINRA”) sales charge limitations.
(1)

Effective April 1, 2011, Class A 12b-1 fees were reduced from .35% (.25% service, .10% distribution) of the Funds’ average daily net assets attributable to Class A shares to .25% (.25% service, .00% distribution).

Class I shares do not have a distribution plan.

Commissions

Distributor received the following commissions on sales of shares of the Funds, after concessions were paid to authorized dealers, for the fiscal year ended November 30, 2011:

	Distributor Commissions	Dealers’ Concessions
Balanced Strategy Fund	$905,142	$4,917,770
Diversified Equity Strategy Fund	133,465	745,023
Diversified Income Strategy Fund	494,043	2,709,253
Growth & Income Strategy Fund	737,823	4,085,746

Distributor received the following amount of CDSCs for the fiscal year ended November 30, 2011:

	Class A	Class C
Balanced Strategy Fund	$23,826	$30,093
Diversified Equity Strategy Fund	1,356	35,300
Diversified Income Strategy Fund	19,801	14,651
Growth & Income Strategy Fund	2,906	25,981

Two Trustees and certain of the Trust’s officers have an interest in Lord Abbett.

4.    DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid monthly for Balanced Strategy Fund and Diversified Income Strategy Fund; declared and paid quarterly for Growth & Income Strategy Fund; and declared and paid annually for Diversified Equity Strategy Fund. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any,

65

Notes to Financial Statements (continued)

are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the fiscal years ended November 30, 2011 and 2010 was as follows:

	Balanced Strategy Fund		Diversified Equity Strategy Fund
	11/30/2011	11/30/2010	11/30/2011	11/30/2010
Distributions paid from:
Ordinary income	$49,646,491	$44,364,709	$158,080	$102,593
Total distributions paid	$49,646,491	$44,364,709	$158,080	$102,593
	Diversified Income Strategy Fund		Growth & Income Strategy Fund
	11/30/2011	11/30/2010	11/30/2011	11/30/2010
Distributions paid from:
Ordinary income	$19,448,432	$11,140,841	$14,260,002	$9,506,879
Total distributions paid	$19,448,432	$11,140,841	$14,260,002	$9,506,879

Subsequent to the Funds’ fiscal year ended November 30, 2011, distributions were declared on December 14, 2011 and paid on December 21, 2011 to shareholders of record on December 20, 2011. The approximate amounts were as follows:

	Net Investment Income	Long-Term Capital Gains
Balanced Strategy Fund	$1,551,000	$–
Diversified Equity Strategy Fund	709,000	–
Diversified Income Strategy Fund	320,000	1,993,000
Growth & Income Strategy Fund	260,000	–

As of November 30, 2011, the components of accumulated gains (losses) on a tax-basis were as follows:

	Balanced Strategy Fund	Diversified Equity Strategy Fund
Undistributed ordinary income–net	$73,476	$31,783
Total undistributed earnings	$73,476	$31,783
Capital loss carryforwards*	(82,619,504)	(7,078,262)
Temporary differences	(120,526)	(3,874)
Unrealized gains (losses)–net	(61,191,438)	7,996,354
Total accumulated gains (losses)–net	$(143,857,992)	$946,001

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Notes to Financial Statements (continued)

	Diversified Income Strategy Fund	Growth & Income Strategy Fund
Undistributed ordinary income–net	$45,511	$1,544,203
Undistributed long-term capital gains	1,990,052	–
Total undistributed earnings	$2,035,563	$1,544,203
Capital loss carryforwards*	–	(28,936,885)
Temporary differences	(907,196)	(20,795)
Unrealized losses–net	(12,303,650)	(19,111,768)
Total accumulated losses–net	$(11,175,283)	$(46,525,245)

*	As of November 30, 2011, the capital loss carryforwards, along with the related expiration dates, were as follows:

	2017	2018	2019	Total
Balanced Strategy Fund	$33,706,074	$26,925,680	$21,987,750	$82,619,504
Diversified Equity Strategy Fund	5,747,274	1,246,451	84,537	7,078,262
Growth & Income Strategy Fund	5,626,829	6,048,710	17,261,346	28,936,885

Certain losses incurred after October 31 (“Post-October Losses”) within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year. Diversified Income Strategy Fund incurred and will elect to defer net capital losses of $903,793 during fiscal 2011.

As of November 30, 2011, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Fund	Tax Cost	Gross Unrealized Gain	Gross Unrealized Loss	Net Unrealized Gain (Loss)
Balanced Strategy Fund	$1,360,358,269	$2,450,609	$(63,642,047)	$(61,191,438)
Diversified Equity Strategy Fund	162,396,030	8,282,974	(286,620)	7,996,354
Diversified Income Strategy Fund	430,559,453	2,666,290	(14,969,940)	(12,303,650)
Growth & Income Strategy Fund	658,735,424	14,077,406	(33,189,174)	(19,111,768)

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of certain distributions received and wash sales.

Permanent items identified during the fiscal year ended November 30, 2011 have been reclassified among the components of net assets based on their tax-basis treatment as follows:

	Undistributed (Distributions in Excess of) Net Investment Income	Accumulated Net Realized Loss
Balanced Strategy Fund	$643,229	$(643,229)
Diversified Income Strategy Fund	726,300	(726,300)
Growth & Income Strategy Fund	258,544	(258,544)

The permanent differences are attributable to the tax treatment of certain distributions received.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed by the President of the United States. The Modernization Act includes numerous provisions that generally become effective for taxable years beginning after the date of enactment. Management is currently assessing the impact of the Modernization Act as it relates to the Funds.

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Notes to Financial Statements (continued)

5.    PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the fiscal year ended November 30, 2011 were as follows:

	Purchases	Sales
Balanced Strategy Fund	$401,793,708	$388,913,843
Diversified Equity Strategy Fund	44,620,282	23,300,466
Diversified Income Strategy Fund	336,931,056	170,841,553
Growth & Income Strategy Fund	258,695,171	164,200,597

There were no purchases or sales of U.S. Government securities for the fiscal year ended November 30, 2011.

6.    TRUSTEES’ REMUNERATION

The Trust’s officers and the two Trustees who are associated with Lord Abbett do not receive any compensation from the Trust for serving in such capacities. Outside Trustees’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all outside Trustees under which outside Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Trustees’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Trustees’ fees on the Statements of Operations and in Trustees’ fees payable on the Statements of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

7.    EXPENSE REDUCTIONS

The Trust has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of each Fund’s expenses.

8.    TRANSACTIONS WITH AFFILIATED ISSUERS

An affiliated issuer is one in which a Fund has ownership of at least 5% of the outstanding voting securities of the underlying issuer at any point during the fiscal year or any company which is under common ownership or control. Balanced Strategy Fund, Diversified Equity Strategy Fund, Diversified Income Strategy Fund and Growth & Income Strategy Fund had the following transactions with affiliated issuers (i.e., the Underlying Funds) during the fiscal year ended November 30, 2011:

Balanced Strategy Fund

Affiliated Issuer	Balance of Shares Held at 11/30/2010	Gross Additions	Gross Sales	Balance of Shares Held at 11/30/2011	Value at 11/30/2011	Net Realized Gain (Loss) 12/1/2010 to 11/30/2011	Dividend Income 12/1/2010 to 11/30/2011
Lord Abbett Affiliated Fund, Inc. – Class I	20,935,809	1,037,981	(999,288)	20,974,502	$220,232,271	$(594,377)	$3,323,497
Lord Abbett Bond Debenture Fund, Inc. – Class I	24,256,419	2,616,884	(9,653,704)	17,219,599	128,974,797	(2,064,649)	11,817,632

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Notes to Financial Statements (continued)

Affiliated Issuer	Balance of Shares Held at 11/30/2010	Gross Additions	Gross Sales	Balance of Shares Held at 11/30/2011	Value at 11/30/2011	Net Realized Gain (Loss) 12/1/2010 to 11/30/2011		Dividend Income 12/1/2010 to 11/30/2011
Lord Abbett Research Fund, Inc. – Capital Structure Fund – Class I	19,886,800	503,231	(18,217,970)	2,172,061	$24,978,699	$(9,942,485)		$5,940,988
Lord Abbett Research Fund, Inc. – Classic Stock Fund – Class I	5,845,513	184,293	(140,519)	5,889,287	160,011,937	558,408		1,177,243
Lord Abbett Investment Trust – Convertible Fund – Class I	–	6,722,843	–	6,722,843	69,715,887	–		165,661
Lord Abbett Investment Trust – Core Fixed Income Fund – Class I	–	2,415,640	–	2,415,640	27,055,172	–		66,071
Lord Abbett Global Fund, Inc. – Emerging Markets Currency Fund (formerly, Developing Local Markets Fund) – Class I	3,822,506	2,450,949	–	6,273,455	39,209,096	710,295	(a)	871,562
Lord Abbett Investment Trust – Floating Rate Fund – Class I	7,149,156	4,430,255	(4,763,645)	6,815,766	61,205,582	(2,160,949	)(b)	4,005,853
Lord Abbett Investment Trust – High Yield Fund – Class I	25,830,603	7,391,024	(1,949,347)	31,272,280	229,851,256	(394,023)		16,209,852
Lord Abbett Securities Trust – International Core Equity Fund – Class I	5,665,629	124,768	(1,397,738)	4,392,659	48,846,373	(5,583,786)		993,093
Lord Abbett Securities Trust – International Dividend Income Fund – Class I	20,309,340	2,183,995	(1,210,244)	21,283,091	164,092,631	(931,341)		8,993,696
Lord Abbett Mid-Cap Value Fund, Inc. – Class I	–	7,048,454	–	7,048,454	112,140,895	–		–
Lord Abbett Investment Trust – Short Duration Income Fund – Class I	–	2,843,415	–	2,843,415	12,852,235	–		13,652
Total					$1,299,166,831	$(20,402,907)		$53,578,800

(a)	Amount represents distributed capital gains.
(b)	Includes $383,672 of distributed capital gains.

Diversified Equity Strategy Fund

Affiliated Issuer	Balance of Shares Held at 11/30/2010	Gross Additions	Gross Sales	Balance of Shares Held at 11/30/2011	Value at 11/30/2011	Net Realized Gain (Loss) 12/1/2010 to 11/30/2011	Dividend Income 12/1/2010 to 11/30/2011
Lord Abbett Affiliated Fund, Inc. – Class I	2,131,278	555,614	(267,414)	2,419,478	$25,404,524	$(1,247,152)	$382,550
Lord Abbett Research Fund, Inc. – Classic Stock Fund – Class I	1,097,606	295,114	(151,957)	1,240,763	33,711,542	(700,003)	221,295

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Notes to Financial Statements (continued)

Affiliated Issuer	Balance of Shares Held at 11/30/2010	Gross Additions	Gross Sales	Balance of Shares Held at 11/30/2011	Value at 11/30/2011	Net Realized Gain (Loss) 12/1/2010 to 11/30/2011	Dividend Income 12/1/2010 to 11/30/2011
Lord Abbett Developing Growth Fund, Inc. – Class I	378,521	73,589	(44,809)	407,301	$8,761,042	$638,074 (a)	$–
Lord Abbett Securities Trust – Fundamental Equity Fund – Class I	1,258,096	280,465	(137,030)	1,401,531	17,168,750	284,968 (b)	88,408
Lord Abbett Research Fund, Inc. – Growth Opportunities Fund – Class I	697,372	194,365	(123,899)	767,838	17,184,205	(32,747)	–
Lord Abbett Securities Trust – International Core Equity Fund – Class I	1,547,367	580,456	(283,916)	1,843,907	20,504,242	(573,962)	271,202
Lord Abbett Securities Trust – International Opportunities Fund – Class I	935,709	371,538	(166,524)	1,140,723	13,643,045	(16,524)	90,101
Lord Abbett Stock Appreciation Fund – Class I	2,658,585	599,321	(333,773)	2,924,133	16,872,247	75,818	–
Lord Abbett Securities Trust – Value Opportunities Fund – Class I	1,041,396	210,099	(141,211)	1,110,284	17,142,787	311,870 (c)	–
Total					$170,392,384	$(1,259,658)	$1,053,556

(a)	Includes $484,521 of distributed capital gains.
(b)	Includes $363,347 of distributed capital gains.
(c)	Includes $62,587 of distributed capital gains.

Diversified Income Strategy Fund

Affiliated Issuer	Balance of Shares Held at 11/30/2010	Gross Additions	Gross Sales	Balance of Shares Held at 11/30/2011	Value at 11/30/2011	Net Realized Gain (Loss) 12/1/2010 to 11/30/2011		Dividend Income 12/1/2010 to 11/30/2011
Lord Abbett Bond Debenture Fund, Inc. – Class I	4,745,360	2,618,000	(4,155,640)	3,207,720	$24,025,824	$505,205		$2,884,654
Lord Abbett Research Fund, Inc. – Capital Structure Fund – Class I	5,873,971	3,182,610	(6,907,941)	2,148,640	24,709,365	(316,622)		2,130,117
Lord Abbett Investment Trust – Convertible Fund – Class I	–	3,096,469	–	3,096,469	32,110,384	–		134,790
Lord Abbett Global Fund, Inc. – Emerging Markets Currency Fund (formerly, Developing Local Markets Fund) – Class I	814,893	2,872,785	–	3,687,678	23,047,987	175,095	(a)	360,945

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Notes to Financial Statements (continued)

Affiliated Issuer	Balance of Shares Held at 11/30/2010	Gross Additions	Gross Sales	Balance of Shares Held at 11/30/2011	Value at 11/30/2011	Net Realized Gain (Loss) 12/1/2010 to 11/30/2011		Dividend Income 12/1/2010 to 11/30/2011
Lord Abbett Investment Trust – Floating Rate Fund – Class I	1,290,382	740,743	(2,031,125)	–	$–	$(360,520	)(b)	$782,014
Lord Abbett Investment Trust – High Yield Fund – Class I	14,580,073	9,052,139	(1,295,079)	22,337,133	164,177,930	(592,378)		11,683,637
Lord Abbett Securities Trust – International Dividend Income Fund – Class I	1,663,318	3,829,112	–	5,492,430	42,346,639	–		1,075,445
Lord Abbett Mid-Cap Value Fund, Inc. – Class I	–	2,148,868	–	2,148,868	34,188,483	–		–
Lord Abbett Investment Trust – Short Duration Income Fund – Class I	–	16,190,293	–	16,190,293	73,180,123	–		452,535
Lord Abbett Investment Trust – Total Return Fund – Class I	1,916,248	1,190,511	(3,106,759)	–	–	1,404,003	(c)	918,162
Total					$417,786,735	$814,783		$20,422,299

(a)	Amount represents distributed capital gains.
(b)	Includes $71,684 of distributed capital gains.
(c)	Includes $901,152 of distributed capital gains.

Growth & Income Strategy Fund

Affiliated Issuer	Balance of Shares Held at 11/30/2010	Gross Additions	Gross Sales	Balance of Shares Held at 11/30/2011	Value at 11/30/2011	Net Realized Gain (Loss) 12/1/2010 to 11/30/2011		Dividend Income 12/1/2010 to 11/30/2011
Lord Abbett Affiliated Fund, Inc. – Class I	4,149,599	659,448	–	4,809,047	$50,494,995	$–		$730,460
Lord Abbett Research Fund, Inc. – Capital Structure Fund – Class I	3,928,710	607,826	(282,348)	4,254,188	48,923,160	(746,724)		1,413,425
Lord Abbett Research Fund, Inc. – Classic Stock Fund – Class I	3,244,385	595,559	(19,018)	3,820,926	103,814,556	32,444		651,473
Lord Abbett Global Fund, Inc. – Emerging Markets Currency Fund (formerly, Developing Local Markets Fund) – Class I	1,583,767	450,797	(2,034,564)	–	–	319,520	(a)	298,616
Lord Abbett Investment Trust – Floating Rate Fund – Class I	2,464,927	2,190,957	(3,477,434)	1,178,450	10,582,477	(875,864	)(b)	1,490,616
Lord Abbett Securities Trust – Fundamental Equity Fund – Class I	4,681,541	498,454	(2,607,042)	2,572,953	31,518,678	(4,106,040	)(c)	161,594
Lord Abbett Research Fund, Inc. – Growth Opportunities Fund – Class I	1,040,923	105,810	(1,146,733)	–	–	1,807,275		–

71

Notes to Financial Statements (continued)

Affiliated Issuer	Balance of Shares Held at 11/30/2010	Gross Additions	Gross Sales	Balance of Shares Held at 11/30/2011	Value at 11/30/2011	Net Realized Gain (Loss) 12/1/2010 to 11/30/2011	Dividend Income 12/1/2010 to 11/30/2011
Lord Abbett Investment Trust – High Yield Fund – Class I	12,076,437	5,675,407	(620,377)	17,131,467	$125,916,282	$(146,624)	$8,341,907
Lord Abbett Securities Trust – International Core Equity Fund – Class I	6,151,740	808,421	(3,793,692)	3,166,469	35,211,132	(7,894,635)	1,100,956
Lord Abbett Securities Trust – International Dividend Income Fund – Class I	3,351,318	7,068,177	–	10,419,495	80,334,310	–	2,156,045
Lord Abbett Securities Trust – International Opportunities Fund – Class I	2,215,564	245,041	(740,443)	1,720,162	20,573,138	(5,819,878)	212,112
Lord Abbett Mid-Cap Value Fund, Inc. – Class I	–	3,821,042	–	3,821,042	60,792,783	–	–
Lord Abbett Investment Trust – Short Duration Fund – Class I	–	2,842,210	–	2,842,210	12,846,788	–	52,590
Lord Abbett Stock Appreciation Fund – Class I	3,363,811	523,615	–	3,887,426	22,430,448	–	–
Lord Abbett Investment Trust – Total Return Fund – Class I	–	52,104	–	52,104	571,058	–	3,161
Lord Abbett Securities Trust – Value Opportunities Fund – Class I	1,912,977	362,524	–	2,275,501	35,133,739	127,166 (d)	–
Total					$639,143,544	$(17,303,360)	$16,612,955

(a)	Includes $309,226 of distributed capital gains.
(b)	Includes $130,148 of distributed capital gains.
(c)	Includes $664,139 of distributed capital gains.
(d)	Amount represents distributed capital gains.

9.    CUSTODIAN AND ACCOUNTING AGENT

State Street Bank and Trust Company (“SSB”) is the Trust’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating each Fund’s NAV.

10.    INVESTMENT RISKS

The Funds’ investments are each concentrated in the Underlying Funds and, as a result, a Fund’s performance is directly related to the Underlying Fund’s performance. Each Fund’s ability to meet its investment objective depends on the ability of the Underlying Funds to achieve their investment objectives and on the Fund’s particular allocation of assets among the Underlying Funds and the asset classes they represent. Consequently, a Fund is subject to the particular risks of the Underlying Funds in the proportion in which the Fund invests in them. The value of the Underlying Funds’ investments and the net asset values of the shares of both the Funds and their Underlying Funds will fluctuate in response to various market and economic factors related to the domestic and foreign equity and fixed income markets, as well as the financial condition and prospects of issuers in which the Underlying Funds invest.

72

Notes to Financial Statements (continued)

Balanced Strategy Fund, Diversified Income Strategy Fund, and Growth & Income Strategy Fund are subject to the general risks and considerations associated with investing in fixed income securities. The value of an investment will change as interest rates fluctuate and in response to market movements. When interest rates rise, the prices of fixed income securities are likely to decline; when rates fall, such prices tend to rise. Longer-term securities are usually more sensitive to interest rate changes. There is also the risk that an issuer of a fixed income security will fail to make timely payments of principal and/or interest to an Underlying Fund, a risk that is greater with high yield bonds (sometimes called “junk bonds”) in which one or more of the Underlying Funds may invest. Some issuers, particularly of high yield bonds, may default as to principal and/or interest payments after an Underlying Fund purchases their securities. A default, or concerns in the market about an increase in risk of default, may result in losses to the Underlying Fund. High yield bonds are subject to greater price fluctuations, as well as additional risks.

Each Fund is subject to the general risks and considerations associated with equity investing. The value of an investment will fluctuate in response to movements in the equity securities market in general and to the changing prospects of individual companies in which the Underlying Funds invest. If an Underlying Fund’s assessment of market conditions or companies held in the Underlying Fund fail to produce the intended result, a Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.

Each Fund’s investment exposure to foreign (which may include emerging market) companies generally is subject to the risk that the value of securities issued by foreign companies may be adversely affected by political, economic and social volatility, lack of transparency, or inadequate regulatory and accounting standards, inadequate exchange control regulations, foreign taxes, higher transaction and other costs, and delays in settlement. The Underlying Fund’s investments in emerging market companies generally are subject to more risks than investments in developed market companies.

Because the Diversified Income Strategy Fund will be more heavily invested in fixed income funds than equity funds, it will be more affected by the risks associated with debt securities. Similarly, since the Diversified Equity Strategy Fund generally will be invested in equity funds and the Growth & Income Strategy Fund will be more heavily invested in equity funds than fixed income funds, they will be more affected by the risks associated with stocks and other equity investments. Given the Balanced Strategy Fund’s more balanced allocation among fixed income funds and equity funds, it will be affected by risks associated with both equity and fixed income investments.

These factors can affect each Fund’s performance.

73

Notes to Financial Statements (continued)

11.    SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of beneficial interest were as follows:

Balanced Strategy Fund	Year Ended November 30, 2011		Year Ended November 30, 2010
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	21,258,370	$225,055,444	24,328,279	$241,969,726
Converted from Class B*	862,688	9,056,535	678,507	6,634,510
Reinvestment of distributions	3,655,792	38,466,257	3,511,067	34,588,448
Shares reacquired	(25,809,482)	(272,490,695)	(27,792,546)	(275,233,080)
Increase (decrease)	(32,632)	$87,541	725,307	$7,959,604

Class B Shares
Shares sold	407,462	$4,312,841	1,145,554	$11,350,096
Reinvestment of distributions	193,525	2,038,501	237,750	2,339,428
Shares reacquired	(1,488,324)	(15,717,677)	(2,041,248)	(20,288,278)
Converted to Class A*	(863,648)	(9,056,535)	(679,321)	(6,634,510)
Decrease	(1,750,985)	$(18,422,870)	(1,337,265)	$(13,233,264)

Class C Shares
Shares sold	4,130,610	$43,501,447	4,891,757	$48,447,808
Reinvestment of distributions	465,861	4,880,528	449,827	4,415,665
Shares reacquired	(4,448,468)	(46,432,981)	(5,730,828)	(56,369,043)
Increase (decrease)	148,003	$1,948,994	(389,244)	$(3,505,570)

Class F Shares
Shares sold	449,891	$4,779,912	834,461	$8,346,089
Reinvestment of distributions	25,285	265,431	13,081	129,145
Shares reacquired	(395,431)	(4,119,329)	(471,224)	(4,709,417)
Increase	79,745	$926,014	376,318	$3,765,817

Class I Shares
Shares sold	3,311,184	$34,319,299	138,232	$1,389,279
Reinvestment of distributions	89,331	942,136	13,170	129,723
Shares reacquired	(875,005)	(9,390,438)	(66,259)	(652,161)
Increase	2,525,510	$25,870,997	85,143	$866,841

Class P Shares
Shares sold	81,750	$880,131	91,352	$908,052
Reinvestment of distributions	14,417	153,111	19,755	193,918
Shares reacquired	(392,567)	(4,232,286)	(168,245)	(1,658,355)
Decrease	(296,400)	$(3,199,044)	(57,138)	$(556,385)

Class R2 Shares
Shares sold	178,545	$1,955,595	34,944	$357,521
Reinvestment of distributions	1,072	11,379	458	4,584
Shares reacquired	(98,349)	(1,064,714)	(3,680)	(35,800)
Increase	81,268	$902,260	31,722	$326,305

74

Notes to Financial Statements (continued)

Balanced Strategy Fund	Year Ended November 30, 2011		Year Ended November 30, 2010
Class R3 Shares	Shares	Amount	Shares	Amount
Shares sold	878,626	$9,247,528	1,764,231	$17,521,154
Reinvestment of distributions	59,513	623,405	29,752	293,091
Shares reacquired	(356,036)	(3,737,869)	(515,122)	(5,126,773)
Increase	582,103	$6,133,064	1,278,861	$12,687,472
*

Automatic conversion of Class B shares occurs on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

Diversified Equity Strategy Fund	Year Ended November 30, 2011		Year Ended November 30, 2010
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	3,129,107	$51,701,321	2,237,409	$32,248,702
Converted from Class B*	15,428	252,317	12,472	178,300
Reinvestment of distributions	7,952	131,137	6,220	87,824
Shares reacquired	(2,471,459)	(40,460,807)	(1,988,782)	(28,413,795)
Increase	681,028	$11,623,968	267,319	$4,101,031

Class B Shares
Shares sold	35,695	$574,713	107,146	$1,523,853
Shares reacquired	(87,331)	(1,402,910)	(113,205)	(1,598,799)
Converted to Class A*	(15,697)	(252,317)	(12,620)	(178,300)
Decrease	(67,333)	$(1,080,514)	(18,679)	$(253,246)

Class C Shares
Shares sold	839,865	$13,616,858	937,166	$13,292,865
Shares reacquired	(717,662)	(11,282,238)	(834,964)	(11,911,636)
Increase	122,203	$2,334,620	102,202	$1,381,229

Class F Shares
Shares sold	354,844	$6,003,911	63,482	$910,644
Reinvestment of distributions	217	3,574	54	759
Shares reacquired	(107,659)	(1,694,445)	(32,549)	(451,671)
Increase	247,402	$4,313,040	30,987	$459,732

Class I Shares
Shares sold	165,168	$2,816,423	12,731	$187,059
Reinvestment of distributions	369	6,120	292	4,147
Shares reacquired	(107,275)	(1,867,108)	(3,575)	(52,602)
Increase	58,262	$955,435	9,448	$138,604

Class P Shares
Shares sold	5,024	$83,281	1,917	$28,112
Reinvestment of distributions	2	41	1	10
Shares reacquired	(2,611)	(39,617)	(1,553)	(21,401)
Increase	2,415	$43,705	365	$6,721

75

Notes to Financial Statements (continued)

Diversified Equity Strategy Fund	Year Ended November 30, 2011		Year Ended November 30, 2010
Class R2 Shares	Shares	Amount	Shares	Amount
Shares sold	14,732	$245,677	17,963	$246,656
Reinvestment of distributions	6	100	2	31
Shares reacquired	(1,799)	(28,721)	(2,861)	(38,902)
Increase	12,939	$217,056	15,104	$207,785

Class R3 Shares
Shares sold	172,264	$2,844,520	167,369	$2,418,434
Reinvestment of distributions	176	2,883	21	301
Shares reacquired	(52,301)	(821,720)	(67,180)	(956,667)
Increase	120,139	$2,025,683	100,210	$1,462,068
*

Automatic conversion of Class B shares occurs on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

Diversified Income Strategy Fund	Year Ended November 30, 2011		Year Ended November 30, 2010
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	9,874,732	$145,344,527	6,915,314	$97,525,994
Converted from Class B*	38,436	564,217	50,182	702,499
Reinvestment of distributions	754,887	11,037,411	519,294	7,292,079
Shares reacquired	(5,000,762)	(73,626,209)	(2,704,701)	(38,062,847)
Increase	5,667,293	$83,319,946	4,780,089	$67,457,725

Class B Shares
Shares sold	92,761	$1,377,788	233,815	$3,285,828
Reinvestment of distributions	29,061	429,986	32,584	461,178
Shares reacquired	(141,174)	(2,109,141)	(163,513)	(2,319,815)
Converted to Class A*	(38,083)	(564,217)	(49,718)	(702,499)
Increase (decrease)	(57,435)	$(865,584)	53,168	$724,692

Class C Shares
Shares sold	5,125,009	$76,301,709	2,554,819	$36,533,376
Reinvestment of distributions	218,823	3,222,660	116,680	1,656,116
Shares reacquired	(1,457,551)	(21,428,974)	(865,771)	(12,304,841)
Increase	3,886,281	$58,095,395	1,805,728	$25,884,651

Class F Shares
Shares sold	2,756,047	$40,645,079	894,277	$12,675,703
Reinvestment of distributions	48,771	709,182	6,899	97,345
Shares reacquired	(1,412,417)	(19,998,213)	(60,757)	(865,259)
Increase	1,392,401	$21,356,048	840,419	$11,907,789

Class I Shares
Shares sold	30,887	$458,912	13,131	$182,355
Reinvestment of distributions	849	12,351	968	13,500
Shares reacquired	(14,908)	(221,403)	(20,273)	(281,565)
Increase (decrease)	16,828	$249,860	(6,174)	$(85,710)

76

Notes to Financial Statements (continued)

Diversified Income Strategy Fund	Year Ended November 30, 2011		Year Ended November 30, 2010
Class P Shares	Shares	Amount	Shares	Amount
Shares sold	338	$5,099	156.145	$2,223
Reinvestment of distributions	26	384	23.000	321
Shares reacquired	(70)	(1,015)	(598.000)	(8,319)
Increase (decrease)	294	$4,468	(418.855)	$(5,775)

Class R2 Shares
Shares sold	17,311	$254,875	416	$6,106
Reinvestment of distributions	122	1,821	47	668
Shares reacquired	(5,200)	(75,057)	(117)	(1,703)
Increase	12,233	$181,639	346	$5,071

Class R3 Shares
Shares sold	198,117	$2,880,175	200,472	$2,820,247
Reinvestment of distributions	11,905	173,524	5,092	71,871
Shares reacquired	(65,927)	(950,601)	(47,324)	(665,043)
Increase	144,095	$2,103,098	158,240	$2,227,075
*

Automatic conversion of Class B shares occurs on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

Growth & Income Strategy Fund	Year Ended November 30, 2011		Year Ended November 30, 2010
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	11,179,161	$175,700,576	10,874,510	$156,126,641
Converted from Class B*	125,396	1,931,560	103,155	1,461,440
Reinvestment of distributions	731,588	11,245,479	527,856	7,460,641
Shares reacquired	(7,039,046)	(109,169,768)	(7,520,570)	(107,341,348)
Increase	4,997,099	$79,707,847	3,984,951	$57,707,374

Class B Shares
Shares sold	223,465	$3,468,520	517,615	$7,339,406
Reinvestment of distributions	35,392	543,138	33,634	472,810
Shares reacquired	(419,933)	(6,559,702)	(447,272)	(6,389,396)
Converted to Class A*	(126,234)	(1,931,560)	(103,796)	(1,461,440)
Increase (decrease)	(287,310)	$(4,479,604)	181	$(38,620)

Class C Shares
Shares sold	2,228,588	$34,931,747	1,968,747	$28,110,313
Reinvestment of distributions	105,618	1,617,141	80,024	1,126,209
Shares reacquired	(1,600,026)	(24,559,362)	(2,002,120)	(28,432,276)
Increase	734,180	$11,989,526	46,651	$804,246

Class F Shares
Shares sold	402,751	$6,324,673	168,204	$2,438,197
Reinvestment of distributions	4,509	68,861	1,292	18,317
Shares reacquired	(299,818)	(4,513,378)	(50,586)	(722,251)
Increase	107,442	$1,880,156	118,910	$1,734,263

77

Notes to Financial Statements (concluded)

Growth & Income Strategy Fund	Year Ended November 30, 2011		Year Ended November 30, 2010
Class I Shares	Shares	Amount	Shares	Amount
Shares sold	103,935	$1,592,741	11,585	$164,787
Reinvestment of distributions	599	9,590	930	13,190
Shares reacquired	(53,700)	(867,152)	(6,730)	(99,665)
Increase	50,834	$735,179	5,785	$78,312

Class P Shares
Shares sold	262.890	$4,344	2.987	$41
Reinvestment of distributions	4.585	70	2.000	26
Shares reacquired	(21.427)	(347)	(43.000)	(583)
Increase (decrease)	246.048	$4,067	(38.013)	$(516)

Class R2 Shares
Shares sold	6,888	$107,911	4,251	$61,239
Reinvestment of distributions	150	2,304	69	991
Shares reacquired	(3,859)	(58,811)	(6)	(85)
Increase	3,179	$51,404	4,314	$62,145

Class R3 Shares
Shares sold	334,601	$5,221,292	761,878	$10,867,650
Reinvestment of distributions	16,068	246,265	6,530	92,002
Shares reacquired	(157,291)	(2,390,849)	(182,908)	(2,592,703)
Increase	193,378	$3,076,708	585,500	$8,366,949
*

Automatic conversion of Class B shares occurs on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

78

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Lord Abbett Investment Trust and the Shareholders of the Lord Abbett Balanced Strategy Fund, Lord Abbett Diversified Equity Strategy Fund, Lord Abbett Diversified Income Strategy Fund and Lord Abbett Growth & Income Strategy Fund:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Lord Abbett Balanced Strategy Fund, Lord Abbett Diversified Equity Strategy Fund, Lord Abbett Diversified Income Strategy Fund and Lord Abbett Growth & Income Strategy Fund (collectively the “Funds”), four of the portfolios constituting the Lord Abbett Investment Trust (the “Trust”) as of November 30, 2011, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of November 30, 2011, by correspondence with the custodian and transfer agent. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds as of November 30, 2011, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

New York, New York

January 26, 2012

79

Investments in Underlying Funds (unaudited)

The Funds invest in Underlying Funds managed by Lord Abbett. As of November 30, 2011, each Fund’s long-term investments were allocated among the Underlying Funds as follows:

Balanced Strategy Fund’s Investments:

Underlying Fund Name	% of Investments
Lord Abbett Affiliated Fund, Inc. – Class I	16.95%
Lord Abbett Bond Debenture Fund, Inc. – Class I	9.93%
Lord Abbett Research Fund, Inc. – Capital Structure Fund – Class I	1.92%
Lord Abbett Research Fund, Inc. – Classic Stock Fund – Class I	12.32%
Lord Abbett Investment Trust – Convertible Fund – Class I	5.37%
Lord Abbett Investment Trust – Core Fixed Income Fund – Class I	2.08%
Lord Abbett Global Fund, Inc. – Emerging Markets Currency Fund – Class I (formerly, Developing Local Markets Fund)	3.02%
Lord Abbett Investment Trust – Floating Rate Fund – Class I	4.71%
Lord Abbett Investment Trust – High Yield Fund – Class I	17.69%
Lord Abbett Securities Trust – International Core Equity Fund – Class I	3.76%
Lord Abbett Securities Trust – International Dividend Income Fund – Class I	12.63%
Lord Abbett Mid-Cap Value Fund, Inc. – Class I	8.63%
Lord Abbett Investment Trust – Short Duration Income Fund – Class I	0.99%

Diversified Equity Strategy Fund’s Investments:

Underlying Fund Name	% of Investments
Lord Abbett Affiliated Fund, Inc. – Class I	14.91%
Lord Abbett Research Fund, Inc. – Classic Stock Fund – Class I	19.78%
Lord Abbett Developing Growth Fund, Inc – Class I	5.14%
Lord Abbett Securities Trust – Fundamental Equity Fund – Class I	10.08%
Lord Abbett Research Fund, Inc. – Growth Opportunities Fund – Class I	10.09%
Lord Abbett Securities Trust – International Core Equity Fund – Class I	12.03%
Lord Abbett Securities Trust – International Opportunities Fund – Class I	8.01%
Lord Abbett Stock Appreciation Fund – Class I	9.90%
Lord Abbett Securities Trust – Value Opportunities Fund – Class I	10.06%

Diversified Income Strategy Fund’s Investments:

Underlying Fund Name	% of Investments
Lord Abbett Bond Debenture Fund, Inc. – Class I	5.75%
Lord Abbett Research Fund, Inc. – Capital Structure Fund – Class I	5.91%
Lord Abbett Investment Trust – Convertible Fund – Class I	7.69%
Lord Abbett Global Fund, Inc. – Emerging Markets Currency Fund – Class I (formerly, Developing Local Markets Fund)	5.52%
Lord Abbett Investment Trust – High Yield Fund – Class I	39.29%
Lord Abbett Securities Trust – International Dividend Income Fund – Class I	10.14%
Lord Abbett Mid-Cap Value Fund, Inc. – Class I	8.18%
Lord Abbett Investment Trust – Short Duration Income Fund – Class I	17.52%

80

Investments in Underlying Funds (unaudited)(continued)

Growth & Income Strategy Fund’s Investments:

Underlying Fund Name	% of Investments
Lord Abbett Affiliated Fund, Inc. – Class I	7.90%
Lord Abbett Research Fund, Inc. – Capital Structure Fund – Class I	7.65%
Lord Abbett Research Fund, Inc. – Classic Stock Fund – Class I	16.24%
Lord Abbett Investment Trust – Floating Rate Fund – Class I	1.66%
Lord Abbett Securities Trust – Fundamental Equity Fund – Class I	4.93%
Lord Abbett Investment Trust – High Yield Fund – Class I	19.70%
Lord Abbett Securities Trust – International Core Equity Fund – Class I	5.51%
Lord Abbett Securities Trust – International Dividend Income Fund – Class I	12.57%
Lord Abbett Securities Trust – International Opportunities Fund – Class I	3.22%
Lord Abbett Mid-Cap Value Fund, Inc. – Class I	9.51%
Lord Abbett Investment Trust – Short Duration Income Fund – Class I	2.01%
Lord Abbett Stock Appreciation Fund – Class I	3.51%
Lord Abbett Investment Trust – Total Return Fund – Class I	0.09%
Lord Abbett Securities Trust – Value Opportunities Fund – Class I	5.50%

The Ten Largest Holdings and the Holdings by Sector, as of November 30, 2011, for each Underlying Fund are presented below. Each Underlying Fund’s annual and semiannual reports, which are sent to shareholders and filed with the SEC, contain information about the Fund’s portfolio holdings, including a complete schedule of holdings. A complete schedule of holdings for each Underlying Fund is also filed with the SEC on Form N-Q as of the end of each respective Underlying Fund’s first and third quarters. In addition, on or about the first day of the second month following each calendar quarter-end, each Fund makes publicly available a complete schedule of its portfolio holdings as of the last day of each such quarter. The information for the most recently ended calendar quarter may be viewed at www.lordabbett.com or requested at no charge by calling Lord Abbett at 888-522-2388.

Lord Abbett Affiliated Fund, Inc.

Ten Largest Holdings	% of Investments
Chevron Corp.	3.61%
Pfizer, Inc.	3.09%
Wells Fargo & Co.	3.05%
JPMorgan Chase & Co.	2.71%
AT&T, Inc.	2.33%
Goldman Sachs Group, Inc. (The)	1.93%
General Electric Co.	1.88%
Johnson & Johnson	1.85%
Walt Disney Co. (The)	1.80%
UnitedHealth Group, Inc.	1.72%

81

Investments in Underlying Funds (unaudited)(continued)

Holdings by Sector*	% of Investments
Consumer Discretionary	11.35%
Consumer Staples	7.40%
Energy	15.69%
Financials	21.26%
Health Care	12.53%
Industrials	8.30%
Information Technology	8.26%
Materials	6.21%
Telecommunication Services	4.54%
Utilities	2.54%
Short-Term Investment	1.92%
Total	100.00%

*	A sector may comprise several industries.

Lord Abbett Bond Debenture Fund, Inc.

Ten Largest Holdings	% of Investments
Crown Cork & Seal Co., Inc.,7.375%, 12/15/2026	0.66%
SBA Communications Corp., 4.00%, 10/1/2014	0.65%
SunGard Data Systems, Inc., 10.25%, 8/15/2015	0.58%
CC Holdings GS V LLC/Crown Castle GS III Corp., 7.75%, 10/1/2014	0.58%
OGX Petroleo e Gas Participacoes SA, 8.50%, 6/1/2018	0.54%
Apache Corp., 6.00%, 8/1/2013	0.51%
EMC Corp., 1.75%, 12/1/2013	0.50%
Sprint Capital Corp., 6.90%, 5/1/2019	0.47%
Forest Oil Corp., 7.25%, 6/15/2019	0.47%
International Lease Finance Corp., 8.75%, 3/15/2017	0.46%

Holdings by Sector*	% of Investments
Agency	0.01%
Automotive	3.96%
Banking	4.08%
Basic Industry	9.47%
Capital Goods	7.88%
Consumer Cyclical	5.08%
Consumer Non-Cyclical	2.74%
Energy	14.72%
Financial Services	4.79%
Foreign Government	0.14%
Health Care	8.14%
Insurance	1.84%
Local Authority	0.36%
Media	6.53%
Real Estate	1.33%
Services	10.84%
Technology & Electronics	7.08%
Telecommunications	8.35%
Utility	1.96%
Short-Term Investment	0.70%
Total	100.00%

*	A sector may comprise several industries.

82

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Research Fund, Inc. – Capital Structure Fund

Ten Largest Holdings	% of Investments
Chevron Corp.	2.55%
ConocoPhillips	1.93%
Exxon Mobil Corp.	1.81%
Mylan, Inc.	1.57%
Microsoft Corp.	1.35%
Apple, Inc.	1.31%
Pfizer, Inc.	1.18%
JPMorgan Chase & Co.	1.05%
Johnson & Johnson	1.02%
McDonald’s Corp.	0.95%

Holdings by Sector*	% of Investments
Consumer Discretionary	11.35%
Consumer Staples	6.79%
Energy	16.04%
Financials	12.37%
Health Care	12.01%
Industrials	10.65%
Information Technology	14.58%
Materials	7.76%
Telecommunication Services	5.52%
Utilities	2.54%
Short-Term Investment	0.39%
Total	100.00%

*	A sector may comprise several industries.

Lord Abbett Research Fund, Inc. – Classic Stock Fund

Ten Largest Holdings	% of Investments
Apple, Inc.	4.57%
Google, Inc. Class A	2.36%
Johnson & Johnson	2.10%
Union Pacific Corp.	2.09%
Exxon Mobil Corp.	2.04%
Pfizer, Inc.	2.01%
QUALCOMM, Inc.	1.93%
Procter & Gamble Co. (The)	1.87%
Chevron Corp.	1.55%
Schlumberger Ltd.	1.54%

83

Investments in Underlying Funds (unaudited)(continued)

Holdings by Sector*	% of Investments
Consumer Discretionary	10.49%
Consumer Staples	8.07%
Energy	12.93%
Financials	13.42%
Health Care	11.36%
Industrials	12.16%
Information Technology	19.67%
Materials	6.82%
Telecommunication Services	2.89%
Utilities	1.47%
Short-Term Investment	0.72%
Total	100.00%

*	A sector may comprise several industries.

Lord Abbett Investment Trust – Convertible Fund

Ten Largest Holdings	% of Investments
EMC Corp., 1.75%, 12/1/2013	2.68%
MetLife, Inc., 5.00%	2.37%
Newmont Mining Corp., 3.00%, 2/15/2012	2.07%
Apache Corp., 6.00%	2.04%
Symantec Corp., 1.00%, 6/15/2013	1.96%
Intel Corp., 3.25%, 8/1/2039	1.96%
Chesapeake Energy Corp., 2.75%, 11/15/2035	1.93%
Bank of America Corp., 7.25%	1.76%
Digital River, Inc., 2.00%, 11/1/2030	1.72%
Amgen, Inc., 0.375%, 2/1/2013	1.70%

Holdings by Sector*	% of Investments
Consumer Discretionary	8.40%
Consumer Staples	3.43%
Energy	11.05%
Financials	18.56%
Healthcare	13.65%
Industrials	4.34%
Materials	5.80%
Media	2.26%
Technology	24.44%
Telecommunications	1.10%
Utilities	3.84%
Short-Term Investment	3.13%
Total	100.00%

*	A sector may comprise several industries.

84

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Developing Growth Fund, Inc.

Ten Largest Holdings	% of Investments
Kodiak Oil & Gas Corp.	2.17%
SolarWinds, Inc.	1.96%
Clean Harbors, Inc.	1.95%
Robbins & Myers, Inc.	1.94%
Fortinet, Inc.	1.82%
Endologix, Inc.	1.78%
Cubist Pharmaceuticals, Inc.	1.73%
Rosetta Resources, Inc.	1.72%
NetSuite, Inc.	1.70%
Synchronoss Technologies, Inc.	1.69%

Holdings by Sector*	% of Investments
Consumer Discretionary	13.57%
Consumer Staples	0.72%
Energy	9.76%
Financials	8.44%
Health Care	14.19%
Industrials	17.07%
Information Technology	32.15%
Materials	1.93%
Short-Term Investment	2.17%
Total	100.00%

*	A sector may comprise several industries

Lord Abbett Global Fund, Inc. – Emerging Markets Currency Fund

(formerly, Developing Local Markets Fund)

Ten Largest Holdings	% of Investments
Turkey Government Bond, Zero Coupon, 1/25/2012	4.66%
Poland Government Bond, Zero Coupon, 1/25/2012	3.94%
Federal National Mortgage Assoc., 5.00%, 3/15/2016	1.58%
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 7.625%, 5/15/2016	1.20%
Historic TW, Inc., 9.125%, 1/15/2013	1.16%
Federal National Mortgage Assoc., 5.50%, TBA	1.08%
Allied Waste North America, Inc., 6.875%, 6/1/2017	1.05%
Western Union Co. (The), 1.114%, 3/7/2013	1.04%
Energy Transfer Partners LP, 6.00%, 7/1/2013	1.02%
Federal National Mortgage Assoc., 5.50%, TBA	0.97%

85

Investments in Underlying Funds (unaudited)(continued)

Holdings by Sector*	% of Investments
Asset Backed	14.99%
Automotive	0.15%
Banking	5.86%
Basic Industry	2.86%
Capital Goods	0.81%
Consumer Cyclical	1.63%
Consumer Non-Cyclical	1.73%
Energy	7.19%
Financial Services	1.68%
Foreign Government	9.49%
Healthcare	2.35%
Insurance	1.31%
Media	2.84%
Mortgage Backed	35.16%
Real Estate	2.95%
Services	3.29%
Technology & Electronics	3.83%
Telecommunications	0.78%
Utility	1.10%
Total	100.00%

*	A sector may comprise several industries.

Lord Abbett Investment Trust – Floating Rate Fund

Ten Largest Holdings	% of Investments
HCA, Inc. Extended Term Loan B3, 3.617%, 5/1/2018	1.59%
Texas Competitive Electric Holdings Co. LLC Extended Term Loan, 4.748%, 10/10/2017	1.44%
Intelsat Jackson Holdings SA Tranche B Term Loan, 5.25%, 4/2/2018	1.14%
Avaya, Inc. Non Extended Term Loan B1, 3.256%, 10/24/2014	1.13%
CommScope, Inc. New Term Loan B, 5.00%, 1/14/2018	1.13%
Freescale Semiconductor, Inc. Extended Term Loan B, 4.496%, 12/1/2016	0.97%
Del Monte Foods Co. Term Loan, 4.50%, 3/8/2018	0.94%
Drumm Investors LLC Term Loan, 5.00%, 5/4/2018	0.90%
Advantage Sales & Marketing, Inc. Term Loan B, 5.25%, 12/18/2017	0.85%
Clear Channel Communication Term Loan B, 3.91%, 1/28/2016	0.82%

86

Investments in Underlying Funds (unaudited)(continued)

Holdings by Sector*	% of Investments
Aerospace	3.07%
Chemicals	3.56%
Consumer Durables	0.08%
Consumer Non-Durables	1.16%
Energy	1.88%
Financial	4.44%
Food/Tobacco	4.77%
Forest Products	2.11%
Gaming/Leisure	4.88%
Healthcare	12.14%
Housing	2.54%
Information Technology	8.11%
Manufacturing	4.07%
Media/Telecommunications	16.59%
Metals/Minerals	2.71%
Retail	5.18%
Service	13.88%
Transportation	4.72%
Utility	3.03%
Short-Term Investment	1.08%
Total	100.00%

*	A sector may comprise several industries.

Lord Abbett Securities Trust – Fundamental Equity Fund

Ten Largest Holdings	% of Investments
Exxon Mobil Corp.	3.30%
Anadarko Petroleum Corp.	2.35%
Archer-Daniels-Midland Co.	2.22%
Berkshire Hathaway, Inc. Class B	2.13%
PNC Financial Services Group, Inc. (The)	2.04%
State Street Corp.	1.94%
Halliburton Co.	1.85%
Bunge Ltd.	1.81%
Teva Pharmaceutical Industries Ltd. ADR	1.76%
Omnicom Group, Inc.	1.76%

Holdings by Sector*	% of Investments
Consumer Discretionary	10.26%
Consumer Staples	9.00%
Energy	21.05%
Financials	15.95%
Health Care	14.24%
Industrials	11.38%
Information Technology	6.25%
Materials	8.81%
Utilities	1.45%
Short-Term Investment	1.61%
Total	100.00%

*	A sector may comprise several industries.

87

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Research Fund, Inc. – Growth Opportunities Fund

Ten Largest Holdings	% of Investments
Citrix Systems, Inc.	2.16%
Agilent Technologies, Inc.	2.02%
Affiliated Managers Group, Inc.	1.98%
Rockwell Automation, Inc.	1.85%
Red Hat, Inc.	1.77%
Kansas City Southern	1.74%
Range Resources Corp.	1.72%
Starwood Hotels & Resorts Worldwide, Inc.	1.66%
Flowserve Corp.	1.64%
CONSOL Energy, Inc.	1.64%

Holdings by Sector*	% of Investments
Consumer Discretionary	20.22%
Consumer Staples	1.52%
Energy	14.12%
Financials	6.18%
Health Care	10.09%
Industrials	15.82%
Information Technology	23.10%
Materials	8.51%
Short-Term Investment	0.44%
Total	100.00%

*	A sector may comprise several industries.

Lord Abbett Investment Trust – High Yield Fund

Ten Largest Holdings	% of Investments
OGX Petroleo e Gas Participacoes SA, 8.50%, 6/1/2018	0.98%
Ford Motor Credit Co. LLC, 12.00%, 5/15/2015	0.95%
El Paso Corp., 8.05%, 10/15/2030	0.77%
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 10.625%, 4/1/2017	0.74%
Intelsat Jackson Holdings SA, 11.25%, 6/15/2016	0.64%
AMC Networks, Inc., 7.75%, 7/15/2021	0.60%
Liberty Mutual Group, Inc., 10.75%, 6/15/2058	0.58%
MEG Energy Corp., 6.50%, 3/15/2021	0.58%
Foodcorp Ltd., 8.75%, 3/1/2018	0.57%
HCA, Inc., 7.875%, 2/15/2020	0.57%

88

Investments in Underlying Funds (unaudited)(continued)

Holdings by Sector*	% of Investments
Agency	0.00%	**
Automotive	6.32%
Banking	1.26%
Basic Industry	10.86%
Capital Goods	6.01%
Consumer Cyclical	7.65%
Consumer Non-Cyclical	4.32%
Energy	14.33%
Financial Services	5.32%
Foreign Government	0.77%
Healthcare	4.57%
Insurance	0.72%
Media	6.35%
Real Estate	0.39%
Services	14.10%
Technology & Electronics	4.60%
Telecommunications	6.86%
Utility	4.25%
Short-Term Investment	1.32%
Total	100.00%

*	A sector may comprise several industries
**	Amount is less than .01%.

Lord Abbett Securities Trust – International Core Equity Fund

Ten Largest Holdings	% of Investments
Tullow Oil plc	2.46%
Yamana Gold, Inc.	2.14%
Anheuser-Busch InBev NV	2.11%
Novartis AG Registered Shares	1.97%
GlaxoSmithKline plc ADR	1.95%
Honda Motor Co., Ltd.	1.92%
Vodafone Group plc	1.91%
Telenor ASA	1.85%
Nippon Telegraph & Telephone Corp.	1.82%
East Japan Railway Co.	1.72%

Holdings by Sector*	% of Investments
Consumer Discretionary	9.15%
Consumer Staples	12.69%
Energy	7.41%
Financials	18.85%
Health Care	9.64%
Industrials	10.91%
Information Technology	6.51%
Materials	8.05%
Telecommunication Services	7.11%
Utilities	6.62%
Short-Term Investment	3.06%
Total	100.00%

*	A sector may comprise several industries.

89

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Securities Trust – International Dividend Income Fund

Ten Largest Holdings	% of Investments
E. On AG	2.44%
Seven West Media Ltd.	2.11%
Vodafone Group plc	2.02%
Spark Infrastructure Group	1.77%
Tele2 AB B Shares	1.74%
Telenor ASA	1.73%
Seadrill Ltd.	1.69%
KT&G Corp.	1.67%
Telstra Corp., Ltd.	1.65%
Vodafone Group plc	1.64%

Holdings by Sector*	% of Investments
Consumer Discretionary	6.99%
Consumer Staples	10.78%
Energy	8.36%
Financials	19.41%
Health Care	5.22%
Industrials	7.12%
Information Technology	3.71%
Materials	2.03%
Telecommunication Services	18.58%
Utilities	13.04%
Short-Term Investment	4.76%
Total	100.00%

*	A sector may comprise several industries.

Lord Abbett Securities Trust – International Opportunities Fund

Ten Largest Holdings	% of Investments
Intrum Justitia AB	2.85%
Gemalto NV	2.23%
FP Corp.	2.11%
Don Quijote Co., Ltd.	1.81%
Incitec Pivot Ltd.	1.76%
Capcom Co., Ltd.	1.65%
Ebro Foods SA	1.57%
Elia System Operator SA	1.53%
Benesse Holdings, Inc.	1.52%
Aggreko plc	1.50%

90

Investments in Underlying Funds (unaudited)(continued)

Holdings by Sector*	% of Investments
Consumer Discretionary	16.46%
Consumer Staples	10.93%
Energy	6.90%
Financials	11.29%
Health Care	3.13%
Industrials	23.58%
Information Technology	11.70%
Materials	9.63%
Telecommunication Services	0.74%
Utilities	2.58%
Short-Term Investment	3.06%
Total	100.00%

*	A sector may comprise several industries.

Lord Abbett Mid-Cap Value Fund, Inc.

Ten Largest Holdings	% of Investments
EQT Corp.	2.55%
Interpublic Group of Cos., Inc. (The)	2.42%
Bunge Ltd.	2.16%
Mylan, Inc.	2.08%
Omnicom Group, Inc.	1.91%
Fiserv, Inc.	1.65%
QEP Resources, Inc.	1.63%
Macy’s, Inc.	1.61%
Lazard Ltd. Class A	1.49%
Republic Services, Inc.	1.48%

Holdings by Sector*	% of Investments
Consumer Discretionary	12.72%
Consumer Staples	3.91%
Energy	13.16%
Financials	16.04%
Health Care	9.24%
Industrials	15.85%
Information Technology	8.71%
Materials	12.09%
Telecommunication Services	1.12%
Utilities	3.62%
Short-Term Investment	3.54%
Total	100.00%

*	A sector may comprise several industries.

91

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Investment Trust – Short Duration Income Fund

Ten Largest Holdings	% of Investments
Georgia-Pacific LLC, 8.25%, 5/1/2016	0.97%
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 7.625%, 5/15/2016	0.94%
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 4/1/2017	0.92%
Georgia-Pacific LLC, 7.125%, 1/15/2017	0.88%
Anglo American Capital plc, 9.375%, 4/8/2014	0.59%
Teck Resources Ltd., 10.75%, 5/15/2019	0.53%
Morgan Stanley Capital I 2007-IQ15 A4, 5.879%, 7/11/2017	0.50%
Teck Resources Ltd., 10.25%, 5/15/2016	0.49%
Bank of America Corp., 7.375%, 5/15/2014	0.48%
Federal Home Loan Mortgage Corp. K006 A1, 3.398%, 7/25/2019	0.48%

Holdings by Sector*	% of Investments
Auto	0.25%
Basic Industry	3.93%
Capital Goods	0.26%
Consumer Cyclical	3.13%
Consumer Discretionary	1.85%
Consumer Non-Cyclical	0.11%
Consumer Services	1.78%
Consumer Staples	1.52%
Energy	5.86%
Financial Services	50.92%
Foreign Government	0.54%
Health Care	1.86%
Integrated Oils	2.46%
Materials & Processing	6.52%
Municipal	0.63%
Producer Durables	0.76%
Technology	1.96%
Telecommunications	1.38%
Transportation	1.29%
U.S. Government	8.26%
Utilities	3.12%
Short-Term Investments	1.61%
Total	100.00%

*	A sector may comprise several industries

92

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Stock Appreciation Fund

Ten Largest Holdings	% of Investments
Apple, Inc.	5.66%
QUALCOMM, Inc.	3.41%
Google, Inc. Class A	3.01%
Schlumberger Ltd.	2.43%
Cameron International Corp.	2.15%
MasterCard, Inc. Class A	1.95%
Citrix Systems, Inc.	1.87%
Amazon.com, Inc.	1.70%
Honeywell International, Inc.	1.69%
SanDisk Corp.	1.61%

Holdings by Sector*	% of Investments
Consumer Discretionary	12.73%
Consumer Staples	2.57%
Energy	14.12%
Financials	2.15%
Health Care	10.72%
Industrials	13.63%
Information Technology	35.62%
Materials	7.92%
Short-Term Investment	0.54%
Total	100.00%

*	A sector may comprise several industries.

Lord Abbett Investment Trust – Total Return Fund

Ten Largest Holdings	% of Investments
U.S. Treasury Note, 0.875%, 11/30/2016	4.41%
Federal Home Loan Mortgage Corp., 4.00%, TBA	4.25%
Federal Home Loan Mortgage Corp., 4.00%, TBA	4.05%
Federal National Mortgage Assoc., 3.50%, TBA	2.94%
U.S. Treasury Bond, 3.75%, 8/15/2041	2.43%
Federal Home Loan Mortgage Corp., 3.50%, TBA	2.08%
U.S. Treasury Note, 0.50%, 10/15/2014	1.27%
Federal National Mortgage Assoc., 6.00%, 10/01/2038	1.15%
Federal Home Loan Mortgage Corp., 5.00%, TBA	0.99%
U.S. Treasury Note, 1.00%, 10/31/2016	0.96%

93

Investments in Underlying Funds (unaudited)(continued)

Holdings by Sector*	% of Investments
Auto	0.78%
Basic Industry	0.88%
Capital Goods	0.22%
Consumer Cyclical	1.42%
Consumer Discretionary	0.85%
Consumer Non-Cyclical	0.02%
Consumer Services	1.15%
Consumer Staples	1.25%
Energy	4.66%
Financial Services	28.10%
Foreign Government	2.16%
Health Care	0.79%
Integrated Oils	1.08%
Materials and Processing	3.43%
Municipal	1.30%
Producer Durables	0.53%
Technology	1.14%
Telecommunications	1.30%
Transportation	1.09%
U.S. Government	36.51%
Utilities	2.22%
Short-Term Investments	9.12%
Total	100.00%

*	A sector may comprise several industries.

Lord Abbett Securities Trust – Value Opportunities Fund

Ten Largest Holdings	% of Investments
Beam, Inc.	2.06%
Global Payments, Inc.	1.91%
Alliance Data Systems Corp.	1.86%
Alterra Capital Holdings Ltd.	1.78%
Range Resources Corp.	1.72%
Coventry Health Care, Inc.	1.72%
Temple-Inland, Inc.	1.72%
Chicago Bridge & Iron Co. NV	1.71%
Nuance Communications, Inc.	1.68%
Celanese Corp. Series A	1.61%

94

Investments in Underlying Funds (unaudited)(concluded)

Holdings by Sector*	% of Investments
Consumer Discretionary	8.78%
Consumer Staples	3.93%
Energy	8.90%
Financials	15.55%
Health Care	9.42%
Industrials	18.43%
Information Technology	15.20%
Materials	11.98%
Utilities	5.35%
Short-Term Investment	2.46%
Total	100.00%

*	A sector may comprise several industries.

95

Basic Information About Management

The Board of Trustees (the “Board”) is responsible for the management of the business and affairs of the Trust in accordance with the laws of the State of Delaware. The Board appoints officers who are responsible for the day-to-day operations of the Trust and who execute policies authorized by the Board. The Board also approves an investment adviser to the Trust and continues to monitor the cost and quality of the services the investment adviser provides, and annually considers whether to renew the contract with the adviser. Generally, each Trustee holds office until his/her successor is elected and qualified or until his/her earlier resignation or removal, as provided in the Trust’s organizational documents.

Lord, Abbett & Co. LLC (“Lord Abbett”), a Delaware limited liability company, is the Trust’s investment adviser.

Interested Trustees

The following Trustees are associated with Lord Abbett and are “interested persons” of the Trust as defined in the Act. Mr. Dow and Ms. Foster are officers and directors or trustees of each of the 13 Lord Abbett-sponsored funds, which consist of 57 portfolios or series.

Name, Address and Year of Birth	Current Position and Length of Service with the Trust	Principal Occupation and Other Directorships During Past Five Years

Robert S. Dow Lord, Abbett & Co. LLC 90 Hudson Street Jersey City, NJ 07302 (1945)	Trustee since 1993 and Chairman since 1996

Principal Occupation: Senior Partner of Lord Abbett (since 2007) and was formerly Managing Partner (1996 - 2007) and Chief Investment Officer (1995 - 2007), joined Lord Abbett in 1972.

Other Directorships: None.

Daria L. Foster Lord, Abbett & Co. LLC 90 Hudson Street Jersey City, NJ 07302 (1954)	Trustee and President since 2006	Principal Occupation: Managing Partner of Lord Abbett (since 2007), and was formerly Director of Marketing and Client Service, joined Lord Abbett in 1990. Other Directorships: None.

Independent Trustees

The following Independent Trustees also are directors or trustees of each of the 13 Lord Abbett-sponsored funds, which consist of 57 portfolios or series.

Name, Address and Year of Birth	Current Position and Length of Service with the Trust	Principal Occupation and Other Directorships During Past Five Years

E. Thayer Bigelow Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1941)	Trustee since 1994

Principal Occupation: Managing General Partner, Bigelow Media, LLC (since 2000); Senior Adviser, Time Warner Inc. (1998 - 2000).

Other Directorships: Currently serves as director of Crane Co. (since 1984) and Huttig Building Products Inc. (since 1998). Previously served as a director of R.H. Donnelley Inc. (2009 - 2010) and Adelphia Communications Inc. (2003 - 2007).

96

Basic Information About Management (continued)

Name, Address and Year of Birth	Current Position and Length of Service with the Trust	Principal Occupation and Other Directorships During Past Five Years

Robert B. Calhoun, Jr. Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1942)	Trustee since 1998

Principal Occupation: Senior Advisor of Monitor Clipper Partners, a private equity investment fund (since 1997); President of Clipper Asset Management Corp. (1991 - 2009).

Other Directorships: Previously served as a director of Interstate Bakeries Corp. (1991 - 2008).

Evelyn E. Guernsey Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1955)	Trustee since 2011	Principal Occupation: CEO, Americas of J.P. Morgan Asset Management (2004 - 2010). Other Directorships: None.

Julie A. Hill Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1946)	Trustee since 2004

Principal Occupation: Owner and CEO of The Hill Company, a business consulting firm (since 1998).

Other Directorships: Currently serves as director of WellPoint, Inc., a health benefits company (since 1994). Previously served as a director of Resources Connection, Inc., a consulting firm (2004 - 2007).

Franklin W. Hobbs Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1947)	Trustee since 2000

Principal Occupation: Advisor of One Equity Partners, a private equity firm (since 2004).

Other Directorships: Currently serves as a director and Chairman of the Board of Ally Financial Inc., a financial services firm (since 2009) and as a director of Molson Coors Brewing Company (since 2002).

Thomas J. Neff Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1937)	Trustee since 1993

Principal Occupation: Chairman of Spencer Stuart (U.S.), an executive search consulting firm (since 1996).

Other Directorships: Currently serves as director of Ace, Ltd. (since 1997). Previously served as a director of Hewitt Associates, Inc. (2004 - 2010).

James L.L. Tullis Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1947)	Trustee since 2006

Principal Occupation: CEO of Tullis-Dickerson and Co. Inc., a venture capital management firm (since 1990).

Other Directorships: Currently serves as director of Crane Co. (since 1998). Previously served as a director of ViaCell, Inc. (2003 - 2007).

97

Basic Information About Management (continued)

Officers

None of the officers listed below have received compensation from the Trust. All of the officers of the Trust also may be officers of the other Lord Abbett-sponsored funds and maintain offices at 90 Hudson Street, Jersey City, NJ 07302. Unless otherwise indicated, the position(s) and title(s) listed under the “Principal Occupation During Past Five Years” column indicate each officer’s position(s) and title(s) with Lord Abbett.

Name and Year of Birth	Current Position with the Trust	Length of Service of Current Position	Principal Occupation During Past Five Years

Robert S. Dow (1945)	Chief Executive Officer and Chairman	Elected in 1996	Senior Partner of Lord Abbett (since 2007), and was formerly Managing Partner (1996 - 2007) and Chief Investment Officer (1995 - 2007), joined Lord Abbett in 1972.

Daria L. Foster (1954)	President	Elected in 2006	Managing Partner of Lord Abbett (since 2007), and was formerly Director of Marketing and Client Service, joined Lord Abbett in 1990.

Robert I. Gerber (1954)	Executive Vice President	Elected in 1998	Partner and Chief Investment Officer (since 2007), joined Lord Abbett in 1997 as Director of Taxable Fixed Income Management.

Robert A. Lee (1969)	Executive Vice President	Elected in 1998	Partner and Director, joined Lord Abbett in 1997.

Andrew H. O’Brien (1973)	Executive Vice President	Elected in 2007	Partner and Portfolio Manager, joined Lord Abbett in 1998.

Steven F. Rocco (1979)	Executive Vice President	Elected in 2010	Partner and Portfolio Manager, joined Lord Abbett in 2004.

Joel G. Serebransky (1958)	Executive Vice President	Elected in 2011	Portfolio Manager, joined Lord Abbett in 2011 and was formerly a founding partner and Managing Director of Navigare Partners, LLC (2005 - 2010).

Harold E. Sharon (1960)	Executive Vice President	Elected in 2005	Partner and Director, joined Lord Abbett in 2003.

Stacy P. Allen (1967)	Vice President	Elected in 2009	Partner and Chief Administrative Officer, joined Lord Abbett in 2003.

98

Basic Information About Management (continued)

Name and Year of Birth	Current Position with the Trust	Length of Service of Current Position	Principal Occupation During Past Five Years

James W. Bernaiche (1956)	Chief Compliance Officer	Elected in 2004	Partner and Chief Compliance Officer, joined Lord Abbett in 2001.

Joan A. Binstock (1954)	Chief Financial Officer and Vice President	Elected in 1999	Partner and Chief Operations Officer, joined Lord Abbett in 1999.

John K. Forst (1960)	Vice President and Assistant Secretary	Elected in 2005	Deputy General Counsel, joined Lord Abbett in 2004.

Lawrence H. Kaplan (1957)	Vice President and Secretary	Elected in 1997	Partner and General Counsel, joined Lord Abbett in 1997.

David J. Linsen (1974)	Vice President	Elected in 2011	Partner and Director, joined Lord Abbett in 2001.

Steven M. Lipper (1961)	Vice President	Elected in 2011	Director, Product Management, joined Lord Abbett in 2004.

A. Edward Oberhaus, III (1959)	Vice President	Elected in 1996	Partner and Director, joined Lord Abbett in 1983.

Thomas R. Phillips (1960)	Vice President and Assistant Secretary	Elected in 2008	Partner and Deputy General Counsel, joined Lord Abbett in 2006.

Walter H. Prahl (1958)	Vice President	Elected in 1998	Partner and Director, joined Lord Abbett in 1997.

Frederick J. Ruvkun (1957)	Vice President	Elected in 2011	Partner and Director, joined Lord Abbett in 2006.

Lawrence B. Stoller (1963)	Vice President and Assistant Secretary	Elected in 2007	Partner and Senior Deputy General Counsel, joined Lord Abbett in 2007 and was formerly an Executive Vice President and the General Counsel at Cohen & Steers Capital Management, Inc. (1999 - 2007).

99

Basic Information About Management (concluded)

Name and Year of Birth	Current Position with the Trust	Length of Service of Current Position	Principal Occupation During Past Five Years

Leah G. Traub (1979)	Vice President	Elected in 2011	Director of Currency Management, joined Lord Abbett in 2007 and was formerly a Research Economist at Princeton Economics Group (2006 - 2007) and Research Assistant and Lecturer at Rutgers University (2003 -2007).

Kewjin Yuoh (1971)	Vice President	Elected in 2011	Portfolio Manager, joined Lord Abbett in 2010 and was formerly a Senior Vice President – Director of Fundamental Research and Senior Portfolio Manager at Alliance Bernstein, LLP (2003 - 2010).

Bernard J. Grzelak (1971)	Treasurer	Elected in 2003	Partner and Director of Fund Administration, joined Lord Abbett in 2003.

Please call 888-522-2388 for a copy of the statement of additional information (“SAI”), which contains further information about the Trust’s Trustees. It is available free upon request.

100

Householding

The Trust has adopted a policy that allows it to send only one copy of each Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to each Fund’s portfolio securities, and information on how Lord Abbett voted each Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330).

Tax Information

The percentages below reflect the portion of ordinary income distributions that are eligible for the corporate dividend received deduction (DRD) and the qualified dividend income (QDI) for individual shareholders.

Fund Name	DRD	QDI
Balanced Strategy Fund	13.97%	35.36%
Diversified Equity Strategy Fund	100.00%	100.00%
Diversified Income Strategy Fund	5.89%	12.30%
Growth & Income Strategy Fund	16.92%	44.61%

101

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Investment Trust

Lord Abbett Balanced Strategy Fund

Lord Abbett Diversified Equity Strategy Fund

Lord Abbett Diversified Income Strategy Fund

Lord Abbett Growth & Income Strategy Fund

LASAF-2-1111

(01/12)

2011

LORD ABBETT

ANNUAL

REPORT

Lord Abbett

Core Fixed Income Fund

Total Return Fund

For the fiscal year ended November 30, 2011

Lord Abbett Investment Trust

Lord Abbett Core Fixed Income Fund

and Lord Abbett Total Return Fund

Annual Report

For the fiscal year ended November 30, 2011

From left to right: Robert S. Dow, Director and Chairman of the Lord Abbett Funds; E. Thayer Bigelow, Independent Lead Director of the Lord Abbett Funds; and Daria L. Foster, Director and President of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this overview of the performance of the Funds for the fiscal year ended November 30, 2011. On this page and the following pages, we discuss the major factors that influenced fiscal year performance. For detailed and more timely information about the Funds, please visit our Website at www.lordabbett.com, where you also can access the quarterly commentaries that provide updates on each Fund’s performance and other portfolio related updates.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Robert S. Dow

Chairman

For the fiscal year ended November 30, 2011, the Core Fixed Income Fund returned 5.41%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared to its benchmark, the Barclays Capital U.S. Aggregate Bond Index,1 which returned 5.52% over the same period.

During the same 12-month period, the Total Return Fund returned 5.16%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared to its benchmark, the Barclays Capital U.S. Universal Index,2 which returned 5.22% over the same period.

Slower global economic growth and European sovereign debt concerns led to a general flight to quality and aversion to credit risk during the period. As a result, Treasuries and municipal bonds were two of the best performing sectors of the bond market for the period. Despite strong credit fundamentals, the investment-grade and

1

high-yield corporate bond markets underperformed Treasuries during the period.

Detracting from performance was the Funds’ underweight to agency debentures. Another detractor from performance was the Funds’ security selection in commercial mortgage-backed securities (CMBS), where the Funds concentrated on those securities with higher levels of credit enhancement. The Funds’ security selection within the municipals sector was also a detractor from performance. For Core Fixed Income Fund, the Fund’s positioning in investment-grade corporate bonds was also a detractor from Fund performance. As valuations became more attractive throughout the period, Core Fixed Income Fund added to its overweight position in the investment-grade corporate bond sector.

The most significant factor contributing to performance was the Funds’ overweight in commercial mortgage-backed securities (CMBS). While the Funds’ overall exposure to the sector was reduced during the period, the Funds still maintain an overweight position in CMBS. In addition, the Funds’ overweight in municipal bonds contributed to the Funds’ performance, as the municipal markets recovered from volatility earlier in the period and the issuance of debt was much lower compared with a year ago. For the Total Return Fund, contributing to performance was the Fund’s exposure to high-yield corporate bonds and the Fund’s security selection within the sector, where we favor the more highly rated ‘BB’ and ‘B’ credits, which outperformed lower-rated bonds.

Each Fund’s portfolio is actively managed and, therefore, its holdings and the weightings of a particular issuer or particular sector as a percentage of portfolio assets are subject to change. Sectors may include many industries.

1  The Barclays Capital U.S. Aggregate Bond Index is an unmanaged index composed of securities from the Barclays Capital Government/Corporate Bond Index, Mortgage-Backed Securities Index and the Asset-Backed Securities Index. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indexes are rebalanced monthly by market capitalization.

2  The Barclays Capital U.S. Universal Index represents the union of the U.S. Aggregate Index, the U.S. High-Yield Corporate Index, the 144A Index, the Eurodollar index, the Emerging Markets Index, the non-ERISA portion of the CMBS Index, and the CMBS High-Yield Index. The index covers U.S. dollar-denominated, taxable bonds that are related either investment-grade or below investment-grade.

2

Unless otherwise specified, indexes reflect total return, with all dividends reinvested. Indexes are unmanaged, do not reflect the deduction of fees or expenses, and are not available for direct investment.

Important Performance and Other Information

Performance data quoted in the following pages reflect past performance and are no guarantee of future results. Current performance may be higher or lower than the performance quoted. The investment return and principal value of an investment in the Fund will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost. You can obtain performance data current to the most recent month end by calling Lord Abbett at 888-522-2388 or referring to www.lordabbett.com.

Except where noted, comparative Fund performance does not account for the deduction of sales charges and would be different if sales charges were included. The Fund offers several classes of shares with distinct pricing options. For a full description of the differences in pricing alternatives, please see the Fund’s prospectus.

During certain periods shown, expense waivers and reimbursements were in place for Core Fixed Income Fund. Without such expense reimbursements, the Fund’s returns would have been lower.

The annual commentary above discusses the views of the Funds’ management and various portfolio holdings of the Fund as of November 30, 2011. These views and portfolio holdings may have changed after this date. Information provided in the commentary is not a recommendation to buy or sell securities. Because the Funds’ portfolio is actively managed and may change significantly, the Funds’ may no longer own the securities described above or may have otherwise changed their positions in the securities. For more recent information about the Funds’ portfolio holdings, please visit www.lordabbett.com.

A Note about Risk: See Notes to Financial Statements for a discussion of investment risks. For a more detailed discussion of the risks associated with the Fund, please see the Fund’s prospectus.

Mutual funds are not insured by the FDIC, are not deposits or other obligations of, or guaranteed by, banks, and are subject to investment risks including possible loss of principal amount invested.

3

Core Fixed Income Fund

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares with the same investment in the Barclays Capital U.S. Aggregate Bond Index, assuming reinvestment of all dividends and distributions. The performance of other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. During certain periods, expenses of the Fund have been waived or reimbursed by Lord Abbett; without such waiver or reimbursement of expenses, the Fund’s returns would have been lower. Past performance is no guarantee of future results.

Average Annual Total Returns at Maximum Applicable

Sales Charge for the Periods Ended November 30, 2011

	1 Year	5 Years	10 Years	Life of Class
Class A3	3.06%	5.93%	5.22%	–
Class B4	0.65%	5.50%	4.94%	–
Class C5	4.74%	5.70%	4.81%	–
Class F6	5.50%	–	–	7.14%
Class I7	5.52%	6.70%	5.81%	–
Class P7	5.14%	6.23%	5.34%	–
Class R2[8]	4.99%	–	–	6.67%
Class R3[9]	5.10%	–	–	6.77%

Standardized Yield for the Period Ended November 30, 2011

Class A	Class B	Class C	Class F	Class I	Class P	Class R2	Class R3
1.89%	1.15%	1.29%	2.03%	2.13%	1.69%	1.54%	1.64%

1    Reflects the deduction of the maximum initial sales charge of 2.25%.

2    Performance of the unmanaged index does not reflect any fees or expenses. The performance of the index is not necessarily representative of the Fund’s performance.

3    Total return, which is the percentage change in net asset value, after deduction of the maximum initial sales charge of 2.25% applicable to Class A shares, with all dividends and distributions reinvested for the periods shown ended November 30, 2011, is calculated using the SEC-required uniform method to compute such return.

4    Performance reflects the deduction of a CDSC of 4% for 1 year, 1% for 5 years and 0% for 10 years. Class B shares automatically convert to Class A shares after approximately 8 years. (There is no initial sales charge for automatic conversions.) All returns for periods greater than 8 years reflect this conversion.

5    The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance is at net asset value.

6    Class F shares commenced operations and performance for the Class began on September 28, 2007. Performance is at net asset value.

7    Performance is at net asset value.

8    Class R2 shares commenced operations and performance for the Class began on September 28, 2007. Performance is at net asset value.

9    Class R3 shares commenced operations and performance for the Class began on September 28, 2007. Performance is at net asset value.

4

Total Return Fund

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares with the same investment in the Barclays Capital U.S. Universal Index and the Barclays Capital U.S. Aggregate Bond Index, assuming reinvestment of all dividends and distributions. The performance of other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. During certain periods, expenses of the Fund have been waived or reimbursed by Lord Abbett; without such waiver or reimbursement of expenses, the Fund’s returns would have been lower. Past performance is no guarantee of future results.

Average Annual Total Returns at Maximum Applicable

Sales Charge for the Periods Ended November 30, 2011

	1 Year	5 Years	10 Years	Life of Class
Class A3	2.78%	6.00%	5.43%	–
Class B4	0.39%	5.57%	5.14%	–
Class C5	4.48%	5.78%	5.01%	–
Class F6	5.26%	–	–	7.25%
Class I7	5.36%	6.80%	6.02%	–
Class P7	4.89%	6.32%	5.58%	–
Class R2[8]	4.74%	–	–	6.78%
Class R3[9]	4.86%	–	–	6.88%

Standardized Yield for the Period Ended November 30, 2011

Class A	Class B	Class C	Class F	Class I	Class P	Class R2	Class R3
2.77%	2.03%	2.18%	2.93%	3.03%	2.58%	2.43%	2.53%

1    Reflects the deduction of the maximum initial sales charge of 2.25%.

2    Performance for each unmanaged index does not reflect any fees or expenses. The performance of each index is not necessarily representative of the Fund’s performance.

3    Total return, which is the percentage change in net asset value, after deduction of the maximum initial sales charge of 2.25% applicable to Class A shares, with all dividends and distributions reinvested for the periods shown ended November 30, 2011, is calculated using the SEC-required uniform method to compute such return.

4    Performance reflects the deduction of a CDSC of 4% for 1 year, 1% for 5 years and 0% for 10 years. Class B shares automatically convert to Class A shares after approximately 8 years. (There is no initial sales charge for automatic conversions.) All returns for periods greater than 8 years reflect this conversion.

5    The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance is at net asset value.

6    Class F shares commenced operations and performance for the Class began on September 28, 2007. Performance is at net asset value.

7    Performance is at net asset value.

8    Class R2 shares commenced operations and performance for the Class began on September 28, 2007. Performance is at net asset value.

9    Class R3 shares commenced operations and performance for the Class began on September 28, 2007. Performance is at net asset value.

5

Expense Examples

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2011 through November 30, 2011).

Actual Expenses

For each class of each Fund, the first line of the table on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During the Period 6/1/11 – 11/30/11” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of each Fund, the second line of the table on the following pages provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

6

Core Fixed Income Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	6/1/11	11/30/11	6/1/11 - 11/30/11
Class A
Actual	$1,000.00	$1,030.70	$4.53
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.59	$4.51
Class B
Actual	$1,000.00	$1,026.70	$8.59
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.58	$8.54
Class C
Actual	$1,000.00	$1,027.40	$7.83
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.34	$7.79
Class F
Actual	$1,000.00	$1,030.30	$4.02
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.10	$4.00
Class I
Actual	$1,000.00	$1,030.80	$3.51
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.60	$3.50
Class P
Actual	$1,000.00	$1,029.40	$5.80
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.34	$5.77
Class R2
Actual	$1,000.00	$1,028.70	$6.56
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.58	$6.53
Class R3
Actual	$1,000.00	$1,029.20	$6.05
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.10	$6.02

†

For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.89% for Class A, 1.69% for Class B, 1.54% for Class C, 0.79% for Class F, 0.69% for Class I, 1.14% for Class P, 1.29% for Class R2 and 1.19% for Class R3) multiplied by the average account value over the period, multiplied by 183/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

November 30, 2011

Sector*	%**	Sector*	%**
Auto	0.33%	Integrated Oils	1.29%
Basic Industry	0.54%	Materials and Processing	2.71%
Capital Goods	0.09%	Municipal	1.15%
Consumer Cyclicals	0.90%	Producer Durables	0.50%
Consumer Discretionary	0.67%	Technology	0.83%
Consumer Services	0.88%	Telecommunications	0.70%
Consumer Staples	1.16%	Transportation	0.73%
Energy	2.25%	U.S. Government	43.59%
Financial Services	26.81%	Utilities	1.13%
Foreign Government	0.79%	Short-Term Investments	12.26%
Health Care	0.69%	Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

7

Total Return Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	6/1/11	11/30/11	6/1/11 - 11/30/11
Class A
Actual	$1,000.00	$1,021.90	$4.26
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.87	$4.26
Class B
Actual	$1,000.00	$1,017.60	$8.24
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.87	$8.24
Class C
Actual	$1,000.00	$1,018.60	$7.49
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.63	$7.49
Class F
Actual	$1,000.00	$1,023.30	$3.75
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.38	$3.75
Class I
Actual	$1,000.00	$1,022.90	$3.25
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.84	$3.24
Class P
Actual	$1,000.00	$1,020.60	$5.52
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.62	$5.52
Class R2
Actual	$1,000.00	$1,020.80	$6.28
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.86	$6.28
Class R3
Actual	$1,000.00	$1,020.40	$5.72
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.40	$5.72

†

For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.84% for Class A, 1.63% for Class B, 1.48% for Class C, 0.74% for Class F, 0.64% for Class I, 1.09% for Class P, 1.24% for Class R2 and 1.13% for Class R3) multiplied by the average account value over the period, multiplied by 183/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

November 30, 2011

Sector*	%**	Sector*	%**
Auto	0.78%	Integrated Oils	1.08%
Basic Industry	0.88%	Materials and Processing	3.43%
Capital Goods	0.22%	Municipal	1.30%
Consumer Cyclicals	1.42%	Producer Durables	0.53%
Consumer Discretionary	0.85%	Technology	1.14%
Consumer Non-Cyclical	0.02%	Telecommunications	1.30%
Consumer Services	1.15%	Transportation	1.09%
Consumer Staples	1.25%	U.S. Government	36.51%
Energy	4.66%	Utilities	2.22%
Financial Services	28.10%	Short-Term Investments	9.12%
Foreign Government	2.16%	Total	100.00%
Health Care	0.79%

*	A sector may comprise several industries.
**	Represents percent of total investments.

8

Schedule of Investments

CORE FIXED INCOME FUND November 30, 2011

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 107.12%

ASSET-BACKED SECURITIES 11.60%

Automobiles 5.81%
Ally Auto Receivables Trust 2011-2 A2	0.67%		10/15/2013	$2,336	$2,335,976
Ally Auto Receivables Trust 2011-3 A2	0.369%	#	1/15/2014	750	750,059
AmeriCredit Automobile Receivables Trust 2010-3 A2	0.77%		12/9/2013	682	681,616
AmeriCredit Automobile Receivables Trust 2011-2 A2	0.90%		9/8/2014	1,775	1,774,015
AmeriCredit Automobile Receivables Trust 2011-3 A2	0.84%		11/10/2014	2,035	2,032,654
AmeriCredit Automobile Receivables Trust 2011-4 A2	0.92%		3/9/2015	2,210	2,208,451
BMW Vehicle Lease Trust 2010-1 A2	0.58%		9/17/2012	426	426,283
Capital Auto Receivables Asset Trust 2008-CPA A1†	1.099%	#	1/15/2013	292	292,285
CarMax Auto Owner Trust 2010-3 A2	0.75%		9/16/2013	1,509	1,509,187
CarMax Auto Owner Trust 2011-1 A2	0.72%		11/15/2013	1,972	1,972,817
CarMax Auto Owner Trust 2011-3 A2	0.70%		11/17/2014	2,150	2,149,177
Chrysler Financial Auto Securitization Trust 2010-A A2	0.69%		1/8/2013	722	722,263
Ford Credit Auto Lease Trust 2010-B A2†	0.75%		10/15/2012	1,124	1,123,746
Ford Credit Auto Lease Trust 2011-A A2	0.74%		9/15/2013	3,240	3,238,525
Ford Credit Auto Owner Trust 2009-E A3	1.51%		1/15/2014	1,386	1,391,562
Ford Credit Auto Owner Trust 2010-B A2	0.65%		12/15/2012	21	20,849
Ford Credit Auto Owner Trust 2011-B A2	0.68%		1/15/2014	1,800	1,800,433
Harley-Davidson Motorcycle Trust 2009-2 A3	2.62%		3/15/2014	2,295	2,303,520
Harley-Davidson Motorcycle Trust 2011-2 A2	0.71%		5/15/2015	2,100	2,099,071
Huntington Auto Trust 2011-1A A2†	0.76%		4/15/2014	1,500	1,499,455
Mercedes-Benz Auto Lease Trust 2011-B A2†	0.90%		1/15/2014	2,215	2,215,807
Nissan Auto Lease Trust 2010-B A2	0.90%		5/15/2013	2,436	2,438,336
Nissan Auto Receivables Owner Trust 2010-A A2	0.55%		3/15/2013	652	652,299
Santander Consumer Acquired Receivables Trust 2011-WO A2†	0.91%		11/15/2013	1,624	1,624,268
Santander Drive Auto Receivables Trust 2010-2 A2	0.95%		8/15/2013	1,293	1,293,348
Santander Drive Auto Receivables Trust 2010-3 A2	0.93%		6/17/2013	1,256	1,256,566

See Notes to Financial Statements.

9

Schedule of Investments (continued)

CORE FIXED INCOME FUND November 30, 2011

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)
Santander Drive Auto Receivables Trust 2010-A A2†	1.37%		8/15/2013	$812	$812,596
Santander Drive Auto Receivables Trust 2011-1 A2	0.94%		2/18/2014	2,250	2,248,036
Santander Drive Auto Receivables Trust 2011-2 A2	1.04%		4/15/2014	2,000	1,998,468
Volkswagen Auto Lease Trust 2010-A A2	0.77%		1/22/2013	1,452	1,452,529
Volkswagen Auto Lease Trust 2011-A A2	1.00%		2/20/2014	2,750	2,750,000
World Omni Automobile Lease Securitization Trust 2011-A A2	0.81%		10/15/2013	2,200	2,200,892

Total					51,275,089

Credit Cards 4.26%
Cabela’s Master Credit Card Trust 2009-1A A†	2.249%	#	3/16/2015	4,350	4,373,236
Capital One Multi-Asset Execution Trust 2005-A1	0.319%	#	1/15/2015	3,805	3,804,430
Capital One Multi-Asset Execution Trust 2007-A4	0.279%	#	3/16/2015	3,700	3,698,243
Chase Issuance Trust 2009-A2	1.799%	#	4/15/2014	2,795	2,811,128
Citibank Credit Card Issuance Trust 2009-A1	1.999%	#	3/17/2014	2,200	2,210,750
Citibank Omni Master Trust 2009-A14A†	2.998%	#	8/15/2018	1,700	1,786,222
Citibank Omni Master Trust 2009-A8†	2.348%	#	5/16/2016	4,300	4,333,447
Discover Card Master Trust 2009-A1	1.549%	#	12/15/2014	2,905	2,925,387
Discover Card Master Trust 2009-A2 A	1.549%	#	2/17/2015	1,800	1,815,680
GE Capital Credit Card Master Note Trust 2009-1 A	2.349%	#	4/15/2015	3,712	3,740,462
GE Capital Credit Card Master Note Trust 2009-2 A	3.69%		7/15/2015	2,650	2,700,482
Nordstrom Private Label Credit Card Master Note Trust 2007-2A A†	0.309%	#	5/15/2015	2,500	2,498,438
World Financial Network Credit Card Master Trust 2006-A†	0.379%	#	2/15/2017	900	891,336

Total					37,589,241

Home Equity 0.04%
Option One Mortgage Loan Trust 2007-FXD2 2A1	5.90%		3/25/2037	346	330,425

Other 1.49%
Illinois Student Assistance Commission 2010-1 A2	1.468%	#	4/25/2022	1,495	1,482,068
SLM Student Loan Trust 2006-2 A5	0.528%	#	7/25/2025	2,600	2,474,692
SLM Student Loan Trust 2006-6 A1	0.408%	#	10/25/2018	178	178,414
SLM Student Loan Trust 2007-8 A1	0.648%	#	7/27/2015	73	72,366

See Notes to Financial Statements.

10

Schedule of Investments (continued)

CORE FIXED INCOME FUND November 30, 2011

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)
SLM Student Loan Trust 2008-3 A3	1.418%	#	10/25/2021	$1,020	$1,019,898
SLM Student Loan Trust 2008-5 A4	2.118%	#	7/25/2023	1,735	1,783,596
SLM Student Loan Trust 2008-7 A1	0.818%	#	10/27/2014	36	36,286
SLM Student Loan Trust 2008-8 A1	0.918%	#	10/27/2014	97	97,219
SLM Student Loan Trust 2010-A 2A†	3.499%	#	5/16/2044	906	929,854
SLM Student Loan Trust 2010-C A1†	1.898%	#	12/15/2017	1,951	1,956,957
SLM Student Loan Trust 2011-1 A2	1.407%	#	10/25/2034	1,600	1,585,531
SLM Student Loan Trust 2011-B A2†	3.74%		2/15/2029	1,500	1,494,726

Total					13,111,607

Total Asset-Backed Securities (cost $102,524,505)					102,306,362

CORPORATE BONDS 31.23%

Aerospace/Defense 0.03%
Embraer Overseas Ltd. (Brazil)(a)	6.375%		1/15/2020	228	250,230

Air Transportation 0.06%
Qantas Airways Ltd. (Australia)†(a)	6.05%		4/15/2016	506	539,619

Auto Parts: Original Equipment 0.33%
BorgWarner, Inc.	8.00%		10/1/2019	2,342	2,921,952

Automotive 0.08%
Kia Motors Corp. (South Korea)†(a)	3.625%		6/14/2016	700	684,155

Banks: Diversified 5.37%
Banco Bradesco SA†	5.90%		1/16/2021	300	303,750
Banco do Brasil SA (Brazil)†(a)	5.875%		1/26/2022	600	597,000
BanColombia SA (Colombia)(a)	4.25%		1/12/2016	650	651,625
Bank of America Corp.	5.625%		7/1/2020	205	181,178
Bank of America Corp.	7.625%		6/1/2019	3,460	3,379,372
Bank of Nova Scotia (Canada)†(a)	1.45%		7/26/2013	3,800	3,824,890
Barclays Bank plc (United Kingdom)†(a)	2.50%		9/21/2015	2,193	2,151,017
Citigroup, Inc.	8.50%		5/22/2019	2,107	2,441,408
Discover Bank	8.70%		11/18/2019	3,185	3,563,263
DnB NOR Boligkreditt AS (Norway)†(a)	2.10%		10/14/2015	3,500	3,548,846
First Citizens St. Lucia Ltd. (Saint Lucia)†(a)	4.903%		2/9/2016	425	437,810
Goldman Sachs Group, Inc. (The)	7.50%		2/15/2019	4,800	5,129,890
HSBC Bank Brasil SA–Banco Multiplo (Brazil)†(a)	4.00%		5/11/2016	325	322,563
JPMorgan Chase & Co.	4.35%		8/15/2021	2,426	2,372,339

See Notes to Financial Statements.

11

Schedule of Investments (continued)

CORE FIXED INCOME FUND November 30, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Banks: Diversified (continued)
JPMorgan Chase & Co.	6.30%	4/23/2019	$603	$667,517
Morgan Stanley	5.75%	1/25/2021	3,613	3,233,870
Morgan Stanley	6.25%	8/28/2017	1,570	1,491,657
National Agricultural Cooperative Federation (South Korea)†(a)	3.50%	2/8/2017	300	290,404
Nordea Eiendomskreditt AS (Norway)†(a)	1.875%	4/7/2014	1,730	1,741,781
Sparebank 1 Boligkreditt AS (Norway)†(a)	2.625%	5/27/2016	3,200	3,274,326
Toronto-Dominion Bank (The) (Canada)†(a)	1.625%	9/14/2016	3,630	3,563,542
Westpac Banking Corp. (Australia)†(a)	2.90%	9/10/2014	4,000	4,225,968

Total				47,394,016

Banks: Money Center 0.38%
Akbank TAS (Turkey)†(a)	6.50%	3/9/2018	200	198,750
Export-Import Bank of Korea (South Korea)(a)	3.75%	10/20/2016	650	653,114
Huntington Bancshares, Inc.	7.00%	12/15/2020	1,457	1,616,868
SVB Financial Group	5.375%	9/15/2020	860	870,729

Total				3,339,461

Beverages 0.11%
Anheuser-Busch InBev Worldwide, Inc.	2.50%	3/26/2013	938	957,113

Biotechnology Research & Production 0.48%
Amgen, Inc.	3.875%	11/15/2021	2,042	2,017,043
Amgen, Inc.	5.65%	6/15/2042	1,797	1,826,721
Laboratory Corp. of America Holdings	5.50%	2/1/2013	367	384,923

Total				4,228,687

Broadcasting 0.39%
Cox Communications, Inc.	7.125%	10/1/2012	3,235	3,402,715

Brokers 0.30%
Raymond James Financial, Inc.	8.60%	8/15/2019	2,256	2,667,740

Building Materials 0.13%
Owens Corning, Inc.	9.00%	6/15/2019	500	590,611
Voto-Votorantim Ltd.†	6.75%	4/5/2021	500	530,000

Total				1,120,611

Business Services 0.31%
ERAC USA Finance LLC†	5.80%	10/15/2012	639	659,013

See Notes to Financial Statements.

12

Schedule of Investments (continued)

CORE FIXED INCOME FUND November 30, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Business Services (continued)
Hillenbrand, Inc.	5.50%	7/15/2020	$1,420	$1,526,145
Verisk Analytics, Inc.	5.80%	5/1/2021	500	559,755

Total				2,744,913

Cable Services 0.63%
Historic TW, Inc.	9.125%	1/15/2013	2,398	2,591,154
Time Warner Cable, Inc.	5.50%	9/1/2041	735	733,132
Time Warner Cable, Inc.	7.30%	7/1/2038	1,824	2,190,381

Total				5,514,667

Chemicals 0.90%
Airgas, Inc.	7.125%	10/1/2018	1,046	1,118,120
Braskem Finance Ltd. (Brazil)†(a)	5.75%	4/15/2021	600	597,000
Dow Chemical Co. (The)	4.85%	8/15/2012	1,500	1,538,574
Dow Chemical Co. (The)	8.55%	5/15/2019	1,176	1,483,342
Incitec Pivot Finance LLC†	6.00%	12/10/2019	2,540	2,755,717
Sociedad Quimica y Minera de Chile SA (Chile)†(a)	5.50%	4/21/2020	400	424,778

Total				7,917,531

Computer Hardware 0.22%
Hewlett-Packard Co.	4.50%	3/1/2013	1,881	1,954,252

Computer Software 0.28%
BMC Software, Inc.	7.25%	6/1/2018	1,792	2,061,759
Intuit, Inc.	5.40%	3/15/2012	395	399,428

Total				2,461,187

Construction/Homebuilding 0.05%
Odebrecht Finance Ltd.†	6.00%	4/5/2023	400	402,000

Consumer Electronics 0.05%
PerkinElmer, Inc.	5.00%	11/15/2021	475	479,159

Consumer Products 0.07%
Tupperware Brands Corp.†	4.75%	6/1/2021	628	628,234

Drugs 0.16%
Aristotle Holding, Inc.†	4.75%	11/15/2021	1,356	1,372,612

Electric: Equipment/Components 0.05%
Enel Finance International SA (Italy)†(a)	6.80%	9/15/2037	500	431,612

See Notes to Financial Statements.

13

Schedule of Investments (continued)

CORE FIXED INCOME FUND November 30, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electric: Power 1.09%
Bruce Mansfield Unit 1	6.85%	6/1/2034	$1,080	$1,162,292
Duquesne Light Holdings, Inc.†	6.40%	9/15/2020	2,944	3,095,878
Empresa de Energia de Bogota SA (Colombia)†(a)	6.125%	11/10/2021	500	512,500
National Fuel Gas Co.	6.50%	4/15/2018	257	292,060
National Fuel Gas Co.	8.75%	5/1/2019	825	1,049,967
NiSource Finance Corp.	4.45%	12/1/2021	660	668,081
PPL WEM Holdings plc (United Kingdom)†(a)	5.375%	5/1/2021	670	686,363
Texas-New Mexico Power Co.†	9.50%	4/1/2019	1,650	2,166,488

Total				9,633,629

Electrical Equipment 0.11%
Public Service Co. of New Mexico	7.95%	5/15/2018	867	1,017,075

Electrical: Household 0.11%
Legrand France SA (France)(a)	8.50%	2/15/2025	840	1,008,439

Electronics: Semi-Conductors/Components 0.43%
Agilent Technologies, Inc.	4.45%	9/14/2012	541	552,869
KLA-Tencor Corp.	6.90%	5/1/2018	2,859	3,229,392

Total				3,782,261

Energy Equipment & Services 0.46%
Alta Wind Holdings LLC†	7.00%	6/30/2035	1,180	1,263,220
Cameron International Corp.	6.375%	7/15/2018	310	364,280
Cameron International Corp.	7.00%	7/15/2038	283	352,749
EQT Corp.	6.50%	4/1/2018	400	448,350
IFM US Colonial Pipeline 2 LLC†	6.45%	5/1/2021	1,500	1,598,355

Total				4,026,954

Fertilizers 0.02%
Mosaic Global Holdings, Inc.	7.30%	1/15/2028	175	221,022

Financial Services 3.38%
BM&FBOVESPA SA (Brazil)†(a)	5.50%	7/16/2020	400	410,000
FMR LLC†	6.45%	11/15/2039	1,475	1,556,690
General Electric Capital Corp.	2.00%	9/28/2012	8,610	8,744,299
General Electric Capital Corp.	6.75%	3/15/2032	1,227	1,331,398
General Electric Capital Corp.	6.875%	1/10/2039	6,265	6,987,693
Hyundai Capital Services, Inc. (South Korea)†(a)	4.375%	7/27/2016	700	711,619
IPIC GMTN Ltd.†	3.75%	3/1/2017	500	497,500

See Notes to Financial Statements.

14

Schedule of Investments (continued)

CORE FIXED INCOME FUND November 30, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Financial Services (continued)
IPIC GMTN Ltd.†	6.875%	11/1/2041	$400	$406,000
Merrill Lynch & Co., Inc.	5.70%	5/2/2017	525	474,288
Merrill Lynch & Co., Inc.	6.05%	8/15/2012	2,042	2,060,819
Petrobras International Finance Co. (Brazil)(a)	5.375%	1/27/2021	400	408,762
Petrobras International Finance Co. (Brazil)(a)	6.875%	1/20/2040	517	576,281
Scottrade Financial Services, Inc.†	6.125%	7/11/2021	820	812,913
TD Ameritrade Holding Corp.	5.60%	12/1/2019	1,600	1,723,121
Western Union Co. (The)	3.65%	8/22/2018	398	402,838
Woodside Finance Ltd. (Australia)†(a)	8.75%	3/1/2019	2,120	2,702,052

Total				29,806,273

Financial: Miscellaneous 0.83%
Compagnie de Financement Foncier (France)†(a)	1.625%	7/23/2012	2,200	2,201,415
Compagnie de Financement Foncier (France)†(a)	2.125%	4/22/2013	2,200	2,192,430
NASDAQ OMX Group, Inc. (The)	5.25%	1/16/2018	2,010	2,093,509
NASDAQ OMX Group, Inc. (The)	5.55%	1/15/2020	811	811,208

Total				7,298,562

Food 0.79%
Kellogg Co.	4.25%	3/6/2013	1,171	1,217,368
Kellogg Co.	5.125%	12/3/2012	3,748	3,909,044
Kraft Foods, Inc.	6.00%	2/11/2013	1,711	1,805,319

Total				6,931,731

Health Care Services 0.20%
Express Scripts, Inc.	5.25%	6/15/2012	1,752	1,790,819

Industrial Products 0.08%
Hyundai Steel Co. (South Korea)†(a)	4.625%	4/21/2016	700	713,822

Insurance 0.82%
Aflac, Inc.	8.50%	5/15/2019	1,144	1,381,202
American International Group, Inc.	4.875%	9/15/2016	395	370,050
Fidelity National Financial, Inc.	6.60%	5/15/2017	437	461,456
Liberty Mutual Group, Inc.†	5.00%	6/1/2021	1,025	973,322
Liberty Mutual Group, Inc.†	6.50%	3/15/2035	231	221,964
Markel Corp.	7.125%	9/30/2019	1,727	1,986,665
Validus Holdings Ltd.	8.875%	1/26/2040	448	490,618
Willis North America, Inc.	7.00%	9/29/2019	1,180	1,307,316

Total				7,192,593

See Notes to Financial Statements.

15

Schedule of Investments (continued)

CORE FIXED INCOME FUND November 30, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Investment Management Companies 0.35%
Lazard Group LLC	7.125%	5/15/2015	$2,583	$2,777,823
Oaktree Capital Management LP†	6.75%	12/2/2019	319	328,004

Total				3,105,827

Leisure 0.08%
Carnival plc (United Kingdom)(a)	7.875%	6/1/2027	605	700,536

Lodging 0.08%
Hyatt Hotels Corp.†	6.875%	8/15/2019	665	737,275

Machinery: Agricultural 0.38%
Lorillard Tobacco Co.	8.125%	6/23/2019	1,140	1,323,201
Lorillard Tobacco Co.	8.125%	5/1/2040	1,788	2,001,557

Total				3,324,758

Machinery: Industrial/Specialty 0.10%
Xylem, Inc.†	4.875%	10/1/2021	827	865,044

Machinery: Oil Well Equipment & Services 0.41%
Pride International, Inc.	6.875%	8/15/2020	1,350	1,557,990
Pride International, Inc.	8.50%	6/15/2019	1,652	2,064,571

Total				3,622,561

Media 0.69%
DirecTV Holdings LLC/DirecTV Financing Co., Inc.	7.625%	5/15/2016	3,747	3,999,001
NBCUniversal Media LLC	6.40%	4/30/2040	1,250	1,437,054
News America, Inc.	6.90%	8/15/2039	581	670,546

Total				6,106,601

Metal Fabricating 0.17%
Xstrata Canada Corp. (Canada)(a)	7.35%	6/5/2012	1,439	1,482,668

Metals & Minerals: Miscellaneous 1.16%
AngloGold Ashanti Holdings plc (United Kingdom)(a)	6.50%	4/15/2040	1,948	1,882,571
Corp. Nacional del Cobre de Chile (Chile)†(a)	3.875%	11/3/2021	1,400	1,399,555
Freeport-McMoRan Copper & Gold, Inc.	8.375%	4/1/2017	3,596	3,829,348
Gold Fields Orogen Holding BVI Ltd.†	4.875%	10/7/2020	2,325	2,013,596
Newcrest Finance Pty Ltd. (Australia)†(a)	4.45%	11/15/2021	1,100	1,078,753

Total				10,203,823

See Notes to Financial Statements.

16

Schedule of Investments (continued)

CORE FIXED INCOME FUND November 30, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Natural Gas 0.38%
Florida Gas Transmission Co. LLC†	7.90%	5/15/2019	$700	$887,417
SourceGas LLC†	5.90%	4/1/2017	886	917,623
Tennessee Gas Pipeline Co.	6.00%	12/15/2011	280	280,350
Tennessee Gas Pipeline Co.	8.375%	6/15/2032	1,000	1,249,924

Total				3,335,314

Oil 1.13%
Canadian Oil Sands Ltd. (Canada)†(a)	7.75%	5/15/2019	1,526	1,886,263
CNOOC Finance 2011 Ltd.†	5.75%	1/26/2041	300	341,003
CNPC HK Overseas Capital Ltd. (China)†(a)	5.95%	4/28/2041	500	534,989
Dolphin Energy Ltd. (United Arab Emirates)†(a)	5.888%	6/15/2019	795	860,887
Ecopetrol SA (Colombia)(a)	7.625%	7/23/2019	504	612,360
Petroleum Co. of Trinidad & Tobago Ltd. (Trinidad/Tobago)†(a)	9.75%	8/14/2019	350	414,750
Petronas Global Sukuk Ltd. (Malaysia)†(a)	4.25%	8/12/2014	1,200	1,266,454
Ras Laffan Liquefied Natural Gas Co., Ltd. III (Qatar)†(a)	6.75%	9/30/2019	500	599,375
Reliance Holdings USA, Inc.†	4.50%	10/19/2020	650	592,207
TNK-BP Finance SA (Luxembourg)†(a)	7.50%	7/18/2016	600	647,100
Valero Energy Corp.	9.375%	3/15/2019	645	802,140
Valero Energy Corp.	10.50%	3/15/2039	505	732,213
Williams Cos., Inc. (The)	8.75%	3/15/2032	500	676,894

Total				9,966,635

Oil: Crude Producers 0.42%
AK Transneft OJSC via TransCapitalInvest Ltd. (Ireland)†(a)	5.67%	3/5/2014	650	679,250
Enterprise Products Operating LLC	7.55%	4/15/2038	878	1,095,710
Maritimes & Northeast Pipeline LLC†	7.50%	5/31/2014	1,761	1,907,626

Total				3,682,586

Oil: Integrated Domestic 0.97%
Kinder Morgan Energy Partners LP	5.85%	9/15/2012	1,762	1,823,591
Korea National Oil Corp. (South Korea)†(a)	2.875%	11/9/2015	1,600	1,582,886
Korea National Oil Corp. (South Korea)†(a)	5.375%	7/30/2014	1,000	1,066,296
Questar Gas Co.	7.20%	4/1/2038	350	479,871
Rockies Express Pipeline LLC†	6.85%	7/15/2018	1,742	1,784,031
Rowan Cos., Inc.	7.875%	8/1/2019	1,548	1,823,207

Total				8,559,882

See Notes to Financial Statements.

17

Schedule of Investments (continued)

CORE FIXED INCOME FUND November 30, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil: Integrated International 0.60%
ENI SpA (Italy)†(a)	5.70%	10/1/2040	$4,025	$4,043,390
Transocean, Inc.	6.375%	12/15/2021	354	353,809
Weatherford International Ltd.	9.875%	3/1/2039	660	906,144

Total				5,303,343

Paper & Forest Products 0.64%
Georgia-Pacific LLC†	7.125%	1/15/2017	700	728,290
Georgia-Pacific LLC†	8.25%	5/1/2016	1,320	1,451,246
Georgia-Pacific LLC	8.875%	5/15/2031	586	793,001
International Paper Co.	9.375%	5/15/2019	829	1,063,124
Plum Creek Timberlands LP	4.70%	3/15/2021	1,607	1,595,565

Total				5,631,226

Railroads 0.16%
Canadian Pacific Railway Ltd. (Canada)(a)	4.50%	1/15/2022	1,473	1,451,129

Real Estate Investment Trusts 0.76%
Entertainment Properties Trust	7.75%	7/15/2020	503	538,210
Federal Realty Investment Trust	5.90%	4/1/2020	465	497,578
Goodman Funding Pty Ltd. (Australia)†(a)	6.375%	11/12/2020	1,600	1,630,435
HCP, Inc.	6.00%	1/30/2017	1,421	1,516,682
Health Care REIT, Inc.	5.25%	1/15/2022	500	481,556
Weyerhaeuser Co.	7.375%	10/1/2019	1,849	2,028,011

Total				6,692,472

Restaurants 0.52%
Darden Restaurants, Inc.	5.625%	10/15/2012	2,052	2,129,900
Yum! Brands, Inc.	7.70%	7/1/2012	2,383	2,467,625

Total				4,597,525

Retail 0.31%
Family Dollar Stores, Inc.	5.00%	2/1/2021	938	949,974
Macy’s Retail Holdings, Inc.	5.35%	3/15/2012	1,750	1,766,924

Total				2,716,898

Steel 0.91%
Allegheny Ludlum Corp.	6.95%	12/15/2025	165	183,968
Allegheny Technologies, Inc.	9.375%	6/1/2019	3,280	4,110,057
POSCO (South Korea)†(a)	5.25%	4/14/2021	750	773,793

See Notes to Financial Statements.

18

Schedule of Investments (continued)

CORE FIXED INCOME FUND November 30, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Steel (continued)
Valmont Industries, Inc.	6.625%	4/20/2020	$2,559	$2,931,910

Total				7,999,728

Telecommunications 0.85%
CC Holdings GS V LLC/Crown Castle GS III Corp.†	7.75%	5/1/2017	692	749,090
Comcast Cable Communications Holdings, Inc.	8.375%	3/15/2013	5,544	6,060,268
Qtel International Finance Ltd. (Qatar)†(a)	4.75%	2/16/2021	200	200,000
Telemar Norte Leste SA (Brazil)†(a)	5.50%	10/23/2020	479	471,815

Total				7,481,173

Tobacco 0.52%
Altria Group, Inc.	8.50%	11/10/2013	619	702,679
Altria Group, Inc.	9.95%	11/10/2038	2,748	3,874,045

Total				4,576,724

Transportation: Miscellaneous 0.66%
Asciano Finance Ltd. (Australia)†(a)	4.625%	9/23/2020	1,420	1,358,473
Asciano Finance Ltd. (Australia)†(a)	5.00%	4/7/2018	512	518,875
SCF Capital Ltd. (Ireland)†(a)	5.375%	10/27/2017	400	355,000
Viterra, Inc. (Canada)†(a)	5.95%	8/1/2020	3,475	3,606,692

Total				5,839,040

Utilities 0.05%
Commonwealth Edison Co.	6.95%	7/15/2018	407	484,057

Utilities: Electrical 0.23%
TAQA Abu Dhabi National Energy Co. (United Arab Emirates)†(a)	6.165%	10/25/2017	566	621,185
TAQA Abu Dhabi National Energy Co. (United Arab Emirates)†(a)	6.25%	9/16/2019	150	163,312
TAQA Abu Dhabi National Energy Co. (United Arab Emirates)†(a)	6.50%	10/27/2036	1,250	1,231,250

Total				2,015,747

Total Corporate Bonds (cost $272,402,784)				275,318,218

FOREIGN GOVERNMENT OBLIGATIONS 0.97%

Bahamas 0.07%
Commonwealth of Bahamas†	6.95%	11/20/2029	588	656,184

See Notes to Financial Statements.

19

Schedule of Investments (continued)

CORE FIXED INCOME FUND November 30, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Bermuda 0.13%
Bermuda Government†	5.603%	7/20/2020	$1,000	$1,106,911

Brazil 0.08%
Federal Republic of Brazil(a)	5.625%	1/7/2041	625	710,937

Cayman Islands 0.14%
Cayman Islands Government†	5.95%	11/24/2019	1,200	1,248,173

Lithuania 0.09%
Republic of Lithuania†(a)	6.125%	3/9/2021	800	782,000

Namibia 0.07%
Republic of Namibia†(a)	5.50%	11/3/2021	600	606,000

Panama 0.09%
Republic of Panama(a)	6.70%	1/26/2036	645	838,500

Peru 0.06%
Republic of Peru(a)	6.55%	3/14/2037	411	503,475

Poland 0.10%
Republic of Poland(a)	5.00%	3/23/2022	900	876,375

Russia 0.14%
Russia Eurobonds†(a)	3.625%	4/29/2015	1,200	1,224,000

Total Foreign Government Obligations (cost $8,373,367)				8,552,555

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 3.84%
Federal Home Loan Mortgage Corp. K003 A5	5.085%	3/25/2019	4,766	5,430,325
Federal Home Loan Mortgage Corp. K004 A2	4.186%	8/25/2019	2,622	2,901,826
Federal Home Loan Mortgage Corp. K005 A2	4.317%	11/25/2019	6,492	7,173,164
Federal Home Loan Mortgage Corp. K007 A2	4.224%	3/25/2020	2,705	2,985,704
Federal Home Loan Mortgage Corp. K012 A2	4.186%	12/25/2020	1,825	2,002,454
Federal Home Loan Mortgage Corp. K015 A2	3.23%	7/25/2021	1,795	1,847,728
Federal Home Loan Mortgage Corp. K703 A2	2.699%	5/25/2018	1,085	1,111,816
Federal Home Loan Mortgage Corp. KAIV A2	3.989%	6/25/2046	5,627	6,150,772
Federal National Mortgage Assoc. 2009-M2 A2	3.334%	1/25/2019	2,850	3,046,921
Federal National Mortgage Assoc. 2011-M8 AB	2.905%	8/25/2021	1,225	1,219,928

Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $32,707,530)				33,870,638

See Notes to Financial Statements.

20

Schedule of Investments (continued)

CORE FIXED INCOME FUND November 30, 2011

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 30.68%
Federal Home Loan Mortgage Corp.	2.452%	#	12/1/2035	$2,277	$2,396,275
Federal Home Loan Mortgage Corp.	2.498%	#	9/1/2035	1,167	1,229,085
Federal Home Loan Mortgage Corp.(b)	3.50%		TBA	27,520	28,023,101
Federal Home Loan Mortgage Corp.(b)	4.00%		TBA	91,500	95,085,855
Federal Home Loan Mortgage Corp.	4.74%	#	4/1/2034	92	97,897
Federal Home Loan Mortgage Corp.(b)	5.00%		TBA	11,800	12,605,722
Federal Home Loan Mortgage Corp.	5.021%	#	6/1/2036	1,414	1,486,571
Federal Home Loan Mortgage Corp.	5.062%	#	7/1/2036	2,083	2,228,417
Federal Home Loan Mortgage Corp.	5.083%	#	9/1/2035	1,848	1,953,979
Federal Home Loan Mortgage Corp.(b)	5.50%		TBA	20,000	21,584,380
Federal Home Loan Mortgage Corp.	5.867%	#	2/1/2037	3,586	3,794,889
Federal National Mortgage Assoc.	2.483%	#	11/1/2035	1,510	1,595,654
Federal National Mortgage Assoc.	2.933%	#	5/1/2037	1,694	1,795,077
Federal National Mortgage Assoc.(b)	3.50%		TBA	29,500	30,094,611
Federal National Mortgage Assoc.	4.123%	#	9/1/2037	1,627	1,717,666
Federal National Mortgage Assoc.(b)	4.50%		TBA	3,600	3,828,937
Federal National Mortgage Assoc.	4.796%	#	3/1/2037	1,081	1,152,247
Federal National Mortgage Assoc.	5.00%		3/15/2016	3,720	4,316,498
Federal National Mortgage Assoc.	5.50%		9/1/2034 - 2/1/2038	44,764	48,827,432
Federal National Mortgage Assoc.	6.00%		10/1/2038	5,858	6,453,709
Federal National Mortgage Assoc.	6.50%		1/1/2036	160	180,150

Total Government Sponsored Enterprises Pass-Throughs (cost $268,734,029)					270,448,152

MUNICIPAL BONDS 1.46%

Education 0.10%
Univ of CA Rev Build America Bds Regents Univ	5.77%		5/15/2043	780	881,689

Health Care 0.08%
CA Infrastr & Econ Dev Bk Build America Bds Regents Univ	6.486%		5/15/2049	630	726,982

Other Revenue 0.33%
Dallas TX Convtn Ctr Hotel Dev Corp Build America Bds	7.088%		1/1/2042	1,045	1,161,956

See Notes to Financial Statements.

21

Schedule of Investments (continued)

CORE FIXED INCOME FUND November 30, 2011

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other Revenue (continued)
Metro Govt of Nashville & Davidson Cnty TN Convtn Ctr Auth Build America Bds Ser B	6.731%		7/1/2043	$1,470	$1,708,199

Total					2,870,155

Transportation 0.53%
Bay Area Toll Auth CA Build America Bds Ser S1	6.918%		4/1/2040	460	579,154
Bay Area Toll Auth CA Build America Bds Ser S3	6.907%		10/1/2050	575	754,343
Chicago IL O’Hare Intl Arpt Build America Bds Ser B	6.845%		1/1/2038	890	973,811
Clark Cnty NV Arpt Rev Build America Bds Ser B	6.881%		7/1/2042	1,470	1,620,072
Metro WA DC Arpts Auth Build America Bds	7.462%		10/1/2046	695	747,924

Total					4,675,304

Utilities 0.42%
Grant Cnty WA Pub Util Dist No 2 Build America Bds	5.83%		1/1/2040	730	805,197
Las Vegas NV Vly Wtr Dist Build America Bds	7.013%		6/1/2039	440	547,373
Muni Elec Auth GA Build America Bds	7.055%		4/1/2057	1,880	1,876,353
New York City NY Muni Wtr Fin Auth Build America Bds	6.282%		6/15/2042	465	520,786

Total					3,749,709

Total Municipal Bonds (cost $11,701,240)					12,903,839

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 8.63%
Banc of America Commercial Mortgage, Inc. 2003-1 A1	3.878%		9/11/2036	353	353,278
Banc of America Large Loan, Inc. 2009-FDG A†	5.204%		1/25/2042	2,325	2,541,028
Bear Stearns Commercial Mortgage Securities, Inc. 2003-T10 A1	4.00%		3/13/2040	347	348,109
Bear Stearns Commercial Mortgage Securities, Inc. 2005-T20 A2	5.127%		10/12/2042	1,064	1,063,301
Citigroup/Deutsche Bank Commercial Mortgage Trust 2006-CD2 A4	5.526%	#	1/15/2046	1,505	1,619,892
Commercial Mortgage Pass-Through Certificates 2005-C6 A5B	5.167%		6/10/2044	325	340,886
Commercial Mortgage Pass-Through Certificates 2006-C8 A4	5.306%		12/10/2046	1,400	1,500,573
Commercial Mortgage Pass-Through Certificates 2006-C8 AM	5.347%		12/10/2046	2,345	2,227,073
Commercial Mortgage Pass-Through Certificates 2007-C9 A4	5.814%	#	12/10/2049	3,040	3,338,473

See Notes to Financial Statements.

22

Schedule of Investments (continued)

CORE FIXED INCOME FUND November 30, 2011

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Commercial Mortgage Pass-Through Certificates 2007-FL14 AJ†	0.429%	#	6/15/2022	$1,789	$1,655,679
Credit Suisse Mortgage Capital Certificates 2006-C4 A3	5.467%		9/15/2039	460	481,755
Credit Suisse Mortgage Capital Certificates 2006-C5 A3	5.311%		12/15/2039	915	967,622
Credit Suisse Mortgage Capital Certificates 2008-C1 A3	6.411%	#	2/15/2041	1,665	1,802,086
CS First Boston Mortgage Securities Corp. 2002-CKS4 A2	5.183%		11/15/2036	2,302	2,347,959
GE Capital Commercial Mortgage Corp. 2005-C1 A2	4.353%		6/10/2048	362	362,210
GE Capital Commercial Mortgage Corp. 2006-C1 A2	5.33%	#	3/10/2044	1,484	1,502,272
GMAC Commercial Mortgage Securities, Inc. 2003-C1 A1	3.337%		5/10/2036	276	277,250
Gracechurch Mortgage Financing plc 2011-1A 2A1†(a)	2.03%	#	11/20/2056	1,750	1,750,700
Greenwich Capital Commercial Funding Corp. 2006-GG7 AM	5.882%	#	7/10/2038	1,570	1,563,687
Greenwich Capital Commercial Funding Corp. 2007-GG9 A2	5.381%		3/10/2039	1,899	1,908,977
GS Mortgage Securities Corp. II 2005-GG4 AABA	4.68%		7/10/2039	2,616	2,651,985
GS Mortgage Securities Corp. II 2006-GG6 A2	5.506%		4/10/2038	861	868,198
GS Mortgage Securities Corp. II 2006-GG6 AM	5.622%		4/10/2038	1,900	1,826,896
GS Mortgage Securities Corp. II 2006-GG8 AM	5.591%		11/10/2039	1,240	1,200,512
Holmes Master Issuer plc 2010-1A A2†	1.803%	#	10/15/2054	1,700	1,697,351
JPMorgan Chase Commercial Mortgage Securities Corp. 2002-C1 A3	5.376%		7/12/2037	2,018	2,041,458
JPMorgan Chase Commercial Mortgage Securities Corp. 2004-LN2 A1	4.475%		7/15/2041	1,207	1,218,188
JPMorgan Chase Commercial Mortgage Securities Corp. 2006-LDP7 A4	6.072%	#	4/15/2045	1,250	1,384,734
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-CB20 A4	5.794%		2/12/2051	2,000	2,161,163
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-LD11 A2	5.99%	#	6/15/2049	2,697	2,732,741
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-LD11 A4	6.005%	#	6/15/2049	350	366,477
LB-UBS Commercial Mortgage Trust 2007-C1 A2	5.318%		2/15/2040	596	597,284

See Notes to Financial Statements.

23

Schedule of Investments (continued)

CORE FIXED INCOME FUND November 30, 2011

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
LB-UBS Commercial Mortgage Trust 2007-C1 AM	5.455%		2/15/2040	$1,250	$1,201,225
Merrill Lynch Floating Trust 2008-LAQA A1†	0.786%	#	7/9/2021	2,130	1,951,047
Merrill Lynch Mortgage Trust 2002-MW1 A4	5.619%		7/12/2034	1,385	1,400,201
Merrill Lynch Mortgage Trust 2005-CKI1 A4FL	0.498%	#	11/12/2037	2,450	2,409,502
Merrill Lynch Mortgage Trust 2005-MCP1 A2	4.556%		6/12/2043	525	528,558
Merrill Lynch Mortgage Trust 2005-MKB2 A2	4.806%		9/12/2042	341	340,712
Merrill Lynch Mortgage Trust 2007-C1 A2FL†	0.558%	#	6/12/2050	1,849	1,829,513
Merrill Lynch/Countrywide Commercial Mortgage Trust 2006-1 A2	5.439%		2/12/2039	92	91,703
Merrill Lynch/Countrywide Commercial Mortgage Trust 2007-5 A4	5.378%		8/12/2048	1,080	1,114,183
Morgan Stanley Capital I 2005-HQ7 AAB	5.35%	#	11/14/2042	1,107	1,132,073
Morgan Stanley Capital I 2006-T21 A2	5.09%		10/12/2052	963	962,183
Morgan Stanley Capital I 2007 IQ14 A5	5.696%		4/15/2049	1,200	1,228,380
Morgan Stanley Dean Witter Capital I 2002-HQ A3	6.51%		4/15/2034	353	353,403
Nelnet Student Loan Trust 2010-1A A†	1.306%	#	11/25/2043	2,038	2,032,153
Silverstone Master Issuer plc 2011-1A 1A†	1.96%	#	1/21/2055	1,350	1,351,442
Wachovia Bank Commercial Mortgage Trust 2003-C5 A1	2.986%		6/15/2035	126	126,180
Wachovia Bank Commercial Mortgage Trust 2006-C27 A3	5.765%		7/15/2045	1,000	1,097,920
Wachovia Bank Commercial Mortgage Trust 2006-C27 AM	5.795%		7/15/2045	1,510	1,463,509
Wachovia Bank Commercial Mortgage Trust 2006-C28 A4	5.572%		10/15/2048	1,850	1,985,860
Wachovia Bank Commercial Mortgage Trust 2006-C28 AM	5.603%		10/15/2048	1,495	1,406,481
Wachovia Bank Commercial Mortgage Trust 2007-C30 A3	5.246%		12/15/2043	2,100	2,119,504
Wachovia Bank Commercial Mortgage Trust 2007-C32 A3	5.931%	#	6/15/2049	3,155	3,280,859

Total Non-Agency Commercial Mortgage-Backed Securities (cost $76,722,782)					76,106,388

U.S. TREASURY OBLIGATIONS 18.71%
U.S. Treasury Bond	3.75%		8/15/2041	28,147	32,030,414
U.S. Treasury Note	0.50%		10/15/2014	34,711	34,830,336
U.S. Treasury Note	0.875%		11/30/2016	67,995	67,745,322
U.S. Treasury Note	1.00%		10/31/2016	18,621	18,687,924

See Notes to Financial Statements.

24

Schedule of Investments (concluded)

CORE FIXED INCOME FUND November 30, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Note	2.00%	11/15/2021	$6,183	$6,145,321
U.S. Treasury Note	2.75%	12/31/2017	5,059	5,503,246

Total U.S. Treasury Obligations (cost $164,587,567)				164,942,563

Total Long-Term Investments (cost $937,753,804)				944,448,715

SHORT-TERM INVESTMENTS 14.98%

Repurchase Agreements
Repurchase Agreement dated 11/30/2011, 0.01% due 12/1/2011 with Federal Income Clearing Corp. collateralized by $980,000 of Federal Home Loan Bank at 1.750% due 8/22/2012; value: $995,925			973	973,306
Repurchase Agreement dated 11/30/2011, 0.07% due 12/1/2011 with Bank of America Corp. collateralized by $1,506,000 of U.S. Treasury Bond at 6.125% due 11/15/2027 and $102,595,000 of U.S Treasury Bond at 4.500% due 5/15/2038; value: $133,913,362; proceeds: $131,068,255			131,068	131,068,000

Total Short-Term Investments (cost $132,041,306)				132,041,306

Total Investments in Securities 122.10% (cost $1,069,795,110)				1,076,490,021

Liabilities in Excess of Cash and Other Assets (22.10%)				(194,819,767)

Net Assets 100.00%				$881,670,254

#	Variable rate security. The interest rate represents the rate in effect at November 30, 2011.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
(a)	Foreign security traded in U.S. dollars.
(b)

To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.

See Notes to Financial Statements.

25

Schedule of Investments

TOTAL RETURN FUND November 30, 2011

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 108.41%

ASSET-BACKED SECURITIES 11.15%

Automobiles 5.02%
Ally Auto Receivables Trust 2011-4 A2	0.65%		3/17/2014	$2,250	$2,248,412
AmeriCredit Automobile Receivables Trust 2010-2 A2	1.22%		10/8/2013	1,750	1,750,854
AmeriCredit Automobile Receivables Trust 2010-3 A2	0.77%		12/9/2013	1,818	1,817,643
AmeriCredit Automobile Receivables Trust 2011-2 A2	0.90%		9/8/2014	3,451	3,449,474
AmeriCredit Automobile Receivables Trust 2011-4 A2	0.92%		3/9/2015	4,500	4,496,847
Capital Auto Receivables Asset Trust 2008-CPA A1†	1.099%	#	1/15/2013	1,060	1,061,697
CarMax Auto Owner Trust 2010-2 A3	1.41%		2/16/2015	3,267	3,285,231
CarMax Auto Owner Trust 2010-3 A2	0.75%		9/16/2013	2,799	2,800,114
CarMax Auto Owner Trust 2011-1 A2	0.72%		11/15/2013	6,538	6,540,509
CarMax Auto Owner Trust 2011-3 A2	0.70%		11/17/2014	4,450	4,448,296
Chrysler Financial Auto Securitization Trust 2010-A A2	0.69%		1/8/2013	2,699	2,698,981
Ford Credit Auto Lease Trust 2010-B A2†	0.75%		10/15/2012	4,029	4,028,821
Ford Credit Auto Lease Trust 2011-A A2	0.74%		9/15/2013	6,825	6,821,892
Ford Credit Auto Owner Trust 2009-E A3	1.51%		1/15/2014	1,670	1,676,581
Harley-Davidson Motorcycle Trust 2011-2 A2	0.71%		5/15/2015	3,500	3,498,452
Huntington Auto Trust 2011-1A A2†	0.76%		4/15/2014	2,000	1,999,273
Mercedes-Benz Auto Lease Trust 2011-B A2†	0.90%		1/15/2014	4,490	4,491,636
Nissan Auto Lease Trust 2010-B A2	0.90%		5/15/2013	5,102	5,106,768
Nissan Auto Receivables Owner Trust 2010-A A2	0.55%		3/15/2013	2,174	2,174,331
Santander Consumer Acquired Receivables Trust 2011-WO A2†	0.91%		11/15/2013	3,433	3,432,621
Santander Drive Auto Receivables Trust 2010-2 A2	0.95%		8/15/2013	2,116	2,116,388
Santander Drive Auto Receivables Trust 2010-3 A2	0.93%		6/17/2013	1,540	1,540,684
Santander Drive Auto Receivables Trust 2011-1 A2	0.94%		2/18/2014	5,300	5,295,374
Santander Drive Auto Receivables Trust 2011-2 A2	1.04%		4/15/2014	4,000	3,996,935
Santander Drive Auto Receivables Trust 2011-3 A2	1.11%		8/15/2014	4,250	4,247,697

See Notes to Financial Statements.

26

Schedule of Investments (continued)

TOTAL RETURN FUND November 30, 2011

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)
Volkswagen Auto Lease Trust 2011-A A2	1.00%		2/20/2014	$5,600	$5,600,000

Total					90,625,511

Credit Cards 4.10%
Cabela’s Master Credit Card Trust 2009-1A A†	2.249%	#	3/16/2015	8,950	8,997,808
Capital One Multi-Asset Execution Trust 2005-A1	0.319%	#	1/15/2015	6,550	6,549,018
Capital One Multi-Asset Execution Trust 2007-A4	0.279%	#	3/16/2015	11,000	10,994,777
Chase Issuance Trust 2009-A2	1.799%	#	4/15/2014	7,500	7,543,279
Citibank Omni Master Trust 2009-A14A†	2.998%	#	8/15/2018	5,865	6,162,467
Citibank Omni Master Trust 2009-A8†	2.348%	#	5/16/2016	8,925	8,994,422
Discover Card Master Trust 2009-A1	1.549%	#	12/15/2014	5,000	5,035,089
GE Capital Credit Card Master Note Trust 2009-1 A	2.349%	#	4/15/2015	5,950	5,995,622
GE Capital Credit Card Master Note Trust 2009-2 A	3.69%		7/15/2015	5,565	5,671,012
Nordstrom Private Label Credit Card Master Note Trust 2007-2A A†	0.309%	#	5/15/2015	5,600	5,596,500
World Financial Network Credit Card Master Trust 2006-A†	0.379%	#	2/15/2017	2,600	2,574,970

Total					74,114,964

Home Equity 0.09%
Option One Mortgage Loan Trust 2007-FXD2 2A1	5.90%		3/25/2037	1,704	1,626,340

Other 1.94%
Illinois Student Assistance Commission 2010-1 A2	1.468%	#	4/25/2022	5,435	5,387,987
SLM Student Loan Trust 2006-2 A5	0.528%	#	7/25/2025	6,735	6,410,405
SLM Student Loan Trust 2008-2 A1	0.718%	#	1/25/2015	1,318	1,318,566
SLM Student Loan Trust 2008-3 A3	1.418%	#	10/25/2021	4,000	3,999,600
SLM Student Loan Trust 2008-7 A1	0.818%	#	10/27/2014	84	83,948
SLM Student Loan Trust 2008-8 A1	0.918%	#	10/27/2014	399	399,258
SLM Student Loan Trust 2010-A 2A†	3.499%	#	5/16/2044	3,171	3,254,488
SLM Student Loan Trust 2010-C A1†	1.898%	#	12/15/2017	3,938	3,950,955
SLM Student Loan Trust 2011-1 A2	1.407%	#	10/25/2034	5,300	5,252,071
SLM Student Loan Trust 2011-B A2†	3.74%		2/15/2029	5,000	4,982,421

Total					35,039,699

Total Asset-Backed Securities (cost $201,896,610)					201,406,514

See Notes to Financial Statements.

27

Schedule of Investments (continued)

TOTAL RETURN FUND November 30, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
CORPORATE BONDS 40.01%

Aerospace/Defense 0.02%
Embraer Overseas Ltd. (Brazil)(a)	6.375%	1/15/2020	$355	$389,613

Air Transportation 0.06%
Qantas Airways Ltd. (Australia)†(a)	6.05%	4/15/2016	993	1,058,975

Apparel 0.13%
PVH Corp.	7.75%	11/15/2023	1,790	1,945,041
Texhong Textile Group Ltd. (Hong Kong)†(a)	7.625%	1/19/2016	650	474,500

Total				2,419,541

Auto Parts: Original Equipment 0.48%
BorgWarner, Inc.	8.00%	10/1/2019	4,721	5,890,066
Hertz Corp. (The)	7.50%	10/15/2018	2,767	2,787,752

Total				8,677,818

Automotive 0.35%
Chrysler Group LLC/CG Co-Issuer, Inc.†	8.25%	6/15/2021	2,200	1,859,000
Cooper-Standard Automotive, Inc.	8.50%	5/1/2018	500	527,500
Ford Motor Co.	7.45%	7/16/2031	3,368	3,965,820

Total				6,352,320

Banks: Diversified 5.34%
Banco Bradesco SA†	5.90%	1/16/2021	600	607,500
Banco do Brasil SA (Brazil)†(a)	5.875%	1/26/2022	1,800	1,791,000
BanColombia SA (Colombia)(a)	4.25%	1/12/2016	1,600	1,604,000
Bank of America Corp.	5.625%	7/1/2020	1,035	914,730
Bank of America Corp.	7.625%	6/1/2019	5,455	5,327,882
Bank of Nova Scotia (Canada)†(a)	1.45%	7/26/2013	7,770	7,820,894
Barclays Bank plc (United Kingdom)†(a)	2.50%	9/21/2015	4,500	4,413,852
BBVA Bancomer SA†	4.50%	3/10/2016	400	396,000
Citigroup, Inc.	8.50%	5/22/2019	3,825	4,432,077
Discover Bank	8.70%	11/18/2019	5,320	5,951,824
DnB NOR Boligkreditt AS (Norway)†(a)	2.10%	10/14/2015	7,110	7,209,227
Finansbank AS (Turkey)†(a)	5.50%	5/11/2016	700	619,500
First Citizens St. Lucia Ltd. (Saint Lucia)†(a)	4.903%	2/9/2016	1,000	1,030,140
Goldman Sachs Group, Inc. (The)	7.50%	2/15/2019	9,003	9,621,749
HSBC Bank Brasil SA–Banco Multiplo (Brazil)†(a)	4.00%	5/11/2016	500	496,250

See Notes to Financial Statements.

28

Schedule of Investments (continued)

TOTAL RETURN FUND November 30, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Banks: Diversified (continued)
Itau Unibanco Holding SA (Brazil)†(a)	6.20%	4/15/2020	$1,700	$1,742,752
JPMorgan Chase & Co.	4.35%	8/15/2021	4,698	4,594,085
JPMorgan Chase & Co.	6.30%	4/23/2019	447	494,826
Morgan Stanley	5.75%	1/25/2021	7,922	7,090,705
Morgan Stanley	6.25%	8/28/2017	1,885	1,790,939
National Agricultural Cooperative Federation (South Korea)†(a)	3.50%	2/8/2017	1,000	968,012
Nordea Eiendomskreditt AS (Norway)†(a)	1.875%	4/7/2014	3,560	3,584,244
Regions Financial Corp.	7.75%	11/10/2014	1,042	1,065,445
Sparebank 1 Boligkreditt AS (Norway)†(a)	2.625%	5/27/2016	6,850	7,009,105
Toronto-Dominion Bank (The) (Canada)†(a)	1.625%	9/14/2016	7,450	7,313,605
Westpac Banking Corp. (Australia)†(a)	2.90%	9/10/2014	8,100	8,557,585

Total				96,447,928

Banks: Money Center 0.43%
Akbank TAS (Turkey)†(a)	6.50%	3/9/2018	450	447,188
Export-Import Bank of Korea (South Korea)(a)	3.75%	10/20/2016	1,600	1,607,666
Huntington Bancshares, Inc.	7.00%	12/15/2020	2,456	2,725,482
SVB Financial Group	5.375%	9/15/2020	3,009	3,046,537

Total				7,826,873

Beverages 0.12%
Anheuser-Busch InBev Worldwide, Inc.	2.50%	3/26/2013	1,893	1,931,572
CEDC Finance Corp. International, Inc.†	9.125%	12/1/2016	475	308,750

Total				2,240,322

Biotechnology Research & Production 0.42%
Amgen, Inc.	3.875%	11/15/2021	4,258	4,205,959
Amgen, Inc.	5.65%	6/15/2042	2,809	2,855,458
Laboratory Corp. of America Holdings	5.50%	2/1/2013	461	483,514

Total				7,544,931

Broadcasting 0.39%
Cox Communications, Inc.	7.125%	10/1/2012	6,753	7,103,103

Brokers 0.27%
Raymond James Financial, Inc.	8.60%	8/15/2019	4,120	4,871,937

See Notes to Financial Statements.

29

Schedule of Investments (continued)

TOTAL RETURN FUND November 30, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Building Materials 0.25%
Building Materials Corp. of America†	7.00%	2/15/2020	$1,233	$1,282,320
Owens Corning, Inc.	9.00%	6/15/2019	1,055	1,246,189
Voto-Votorantim Ltd.†	6.75%	4/5/2021	1,870	1,982,200

Total				4,510,709

Business Services 0.55%
ERAC USA Finance LLC†	5.80%	10/15/2012	1,400	1,443,848
Great Lakes Dredge & Dock Corp.	7.375%	2/1/2019	580	564,050
Hillenbrand, Inc.	5.50%	7/15/2020	4,350	4,675,162
Seminole Indian Tribe of Florida†	7.75%	10/1/2017	286	296,010
StoneMor Operating LLC/Cornerstone Family Services/Osiris Holdings	10.25%	12/1/2017	1,106	1,074,203
Verisk Analytics, Inc.	5.80%	5/1/2021	1,700	1,903,167

Total				9,956,440

Cable Services 0.28%
Time Warner Cable, Inc.	5.50%	9/1/2041	1,241	1,237,845
Time Warner Cable, Inc.	7.30%	7/1/2038	3,215	3,860,788

Total				5,098,633

Chemicals 1.21%
Airgas, Inc.	7.125%	10/1/2018	5,200	5,558,530
Basell Finance Co. BV (Netherlands)†(a)	8.10%	3/15/2027	1,710	1,889,550
Braskem Finance Ltd. (Brazil)†(a)	5.75%	4/15/2021	450	447,750
Dow Chemical Co. (The)	4.85%	8/15/2012	2,416	2,478,130
Dow Chemical Co. (The)	8.55%	5/15/2019	2,234	2,817,845
Incitec Pivot Finance LLC†	6.00%	12/10/2019	4,980	5,402,941
Methanex Corp. (Canada)(a)	6.00%	8/15/2015	2,765	2,804,951
Sociedad Quimica y Minera de Chile SA (Chile)†(a)	5.50%	4/21/2020	450	477,876

Total				21,877,573

Coal 0.10%
Bumi Investment Pte Ltd. (Singapore)†(a)	10.75%	10/6/2017	1,000	990,000
Peabody Energy Corp.†	6.00%	11/15/2018	875	878,281

Total				1,868,281

Computer Hardware 0.23%
Hewlett-Packard Co.	4.50%	3/1/2013	3,924	4,076,812

See Notes to Financial Statements.

30

Schedule of Investments (continued)

TOTAL RETURN FUND November 30, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Computer Software 0.58%
BMC Software, Inc.	7.25%	6/1/2018	$5,982	$6,882,500
Intuit, Inc.	5.40%	3/15/2012	197	199,209
SunGard Data Systems, Inc.	10.25%	8/15/2015	3,329	3,445,515

Total				10,527,224

Construction/Homebuilding 0.09%
Empresas ICA SAB de CV (Mexico)†(a)	8.90%	2/4/2021	819	745,290
Odebrecht Finance Ltd.†	6.00%	4/5/2023	800	804,000

Total				1,549,290

Consumer Electronics 0.06%
PerkinElmer, Inc.	5.00%	11/15/2021	1,025	1,033,974

Consumer Products 0.16%
Scotts Miracle-Gro Co. (The)	7.25%	1/15/2018	497	519,365
Tupperware Brands Corp.†	4.75%	6/1/2021	2,310	2,310,859

Total				2,830,224

Containers 0.34%
Crown Cork & Seal Co., Inc.	7.50%	12/15/2096	4,386	3,486,870
Pactiv Corp.	7.95%	12/15/2025	2,267	1,722,920
Sealed Air Corp.†	8.125%	9/15/2019	870	926,550

Total				6,136,340

Diversified 0.09%
Bombardier, Inc. (Canada)†(a)	7.75%	3/15/2020	1,450	1,558,750

Drugs 0.20%
Aristotle Holding, Inc.†	4.75%	11/15/2021	2,698	2,731,053
Valeant Pharmaceuticals International†	6.50%	7/15/2016	814	791,615

Total				3,522,668

Electric: Equipment/Components 0.09%
Enel Finance International SA (Italy)†(a)	6.80%	9/15/2037	1,905	1,644,442

Electric: Power 2.35%
AES Andres Dominicana/Itabo Dominicana (Dominican Republic)†(a)	9.50%	11/12/2020	800	806,000
AES Red Oak LLC	8.54%	11/30/2019	1,618	1,674,561
Astoria Depositor Corp.†	8.144%	5/1/2021	1,900	1,672,000

See Notes to Financial Statements.

31

Schedule of Investments (continued)

TOTAL RETURN FUND November 30, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electric: Power (continued)
Black Hills Corp.	9.00%	5/15/2014	$3,190	$3,648,923
Bruce Mansfield Unit 1	6.85%	6/1/2034	2,256	2,426,833
Coso Geothermal Power Holdings LLC†	7.00%	7/15/2026	4,784	3,476,794
Duquesne Light Holdings, Inc.†	5.90%	12/1/2021	1,150	1,172,148
Duquesne Light Holdings, Inc.†	6.40%	9/15/2020	5,009	5,267,409
EGE Haina Finance Co. (Dominican Republic)†(a)	9.50%	4/26/2017	600	621,000
Elwood Energy LLC	8.159%	7/5/2026	1,335	1,313,558
Empresa de Energia de Bogota SA (Colombia)†(a)	6.125%	11/10/2021	1,000	1,025,000
Entergy Arkansas, Inc.	3.75%	2/15/2021	1,440	1,468,607
Indiantown Cogeneration LP	9.77%	12/15/2020	2,806	2,904,589
National Fuel Gas Co.	6.50%	4/15/2018	1,373	1,560,305
National Fuel Gas Co.	8.75%	5/1/2019	3,452	4,393,315
NiSource Finance Corp.	4.45%	12/1/2021	1,367	1,383,738
North American Energy Alliance LLC/North American Energy Alliance Finance Corp.†	10.875%	6/1/2016	1,465	1,560,225
PPL WEM Holdings plc (United Kingdom)†(a)	5.375%	5/1/2021	1,650	1,690,296
Texas-New Mexico Power Co.†	9.50%	4/1/2019	3,300	4,332,976

Total				42,398,277

Electrical Equipment 0.26%
Public Service Co. of New Mexico	7.95%	5/15/2018	3,038	3,563,869
STATS ChipPAC Ltd. (Singapore)†(a)	7.50%	8/12/2015	1,150	1,190,250

Total				4,754,119

Electrical: Household 0.16%
Legrand France SA (France)(a)	8.50%	2/15/2025	2,368	2,842,838

Electronics: Semi-Conductors/Components 0.39%
Agilent Technologies, Inc.	4.45%	9/14/2012	1,129	1,153,769
KLA-Tencor Corp.	6.90%	5/1/2018	5,217	5,892,878

Total				7,046,647

Energy Equipment & Services 0.48%
Alta Wind Holdings LLC†	7.00%	6/30/2035	3,269	3,500,925
Cameron International Corp.	6.375%	7/15/2018	974	1,144,545
Cameron International Corp.	7.00%	7/15/2038	198	246,799
IFM US Colonial Pipeline 2 LLC†	6.45%	5/1/2021	3,500	3,729,495

Total				8,621,764

See Notes to Financial Statements.

32

Schedule of Investments (continued)

TOTAL RETURN FUND November 30, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Engineering & Contracting Services 0.19%
Aeropuertos Argentina 2000 SA (Argentina)†(a)	10.75%	12/1/2020	$1,295	$1,333,798
AGCO Corp.†	5.875%	12/1/2021	2,060	2,054,850

Total				3,388,648

Environmental Services 0.09%
Casella Waste Systems, Inc.	11.00%	7/15/2014	1,499	1,626,415

Fertilizers 0.01%
Mosaic Global Holdings, Inc.	7.30%	1/15/2028	145	183,132

Financial Services 3.11%
BM&FBOVESPA SA (Brazil)†(a)	5.50%	7/16/2020	1,100	1,127,500
EDP Finance BV (Netherlands)†(a)	6.00%	2/2/2018	7,855	6,421,502
FMR LLC†	6.45%	11/15/2039	2,750	2,902,303
General Electric Capital Corp.	2.00%	9/28/2012	17,840	18,118,268
General Electric Capital Corp.	6.75%	3/15/2032	2,587	2,807,112
General Electric Capital Corp.	6.875%	1/10/2039	1,688	1,882,718
IPIC GMTN Ltd.†	6.875%	11/1/2041	1,100	1,116,500
Merrill Lynch & Co., Inc.	5.70%	5/2/2017	1,455	1,314,456
Merrill Lynch & Co., Inc.	6.05%	8/15/2012	4,098	4,135,767
Petrobras International Finance Co. (Brazil)(a)	5.375%	1/27/2021	1,051	1,074,022
Petrobras International Finance Co. (Brazil)(a)	6.875%	1/20/2040	1,598	1,781,233
Scottrade Financial Services, Inc.†	6.125%	7/11/2021	2,720	2,696,491
TD Ameritrade Holding Corp.	5.60%	12/1/2019	2,971	3,199,621
Western Union Co. (The)	3.65%	8/22/2018	952	963,573
Woodside Finance Ltd. (Australia)†(a)	8.75%	3/1/2019	5,157	6,572,870

Total				56,113,936

Financial: Miscellaneous 0.99%
Compagnie de Financement Foncier (France)†(a)	1.625%	7/23/2012	4,500	4,502,894
Compagnie de Financement Foncier (France)†(a)	2.125%	4/22/2013	4,600	4,584,171
NASDAQ OMX Group, Inc. (The)	5.25%	1/16/2018	5,270	5,488,953
NASDAQ OMX Group, Inc. (The)	5.55%	1/15/2020	924	924,237
SLM Corp.	8.45%	6/15/2018	2,325	2,320,845

Total				17,821,100

Food 0.87%
CCL Finance Ltd.†	9.50%	8/15/2014	700	794,500
Corporacion Pesquera Inca SAC (Peru)†(a)	9.00%	2/10/2017	1,710	1,748,475

See Notes to Financial Statements.

33

Schedule of Investments (continued)

TOTAL RETURN FUND November 30, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Food (continued)
Kellogg Co.	4.25%	3/6/2013	$2,452	$2,549,092
Kellogg Co.	5.125%	12/3/2012	8,462	8,825,595
Kraft Foods, Inc.	6.00%	2/11/2013	1,700	1,793,713

Total				15,711,375

Gaming 0.08%
CCM Merger, Inc.†	8.00%	8/1/2013	1,596	1,504,230

Health Care Products 0.04%
Biomet, Inc.	11.625%	10/15/2017	745	800,875

Health Care Services 0.22%
Centene Corp.	5.75%	6/1/2017	856	838,880
Omega Healthcare Investors, Inc.	7.00%	1/15/2016	2,875	2,939,687
Omega Healthcare Investors, Inc.	7.50%	2/15/2020	161	167,843

Total				3,946,410

Hospital Management 0.07%
Universal Health Services, Inc.	7.125%	6/30/2016	1,130	1,214,750

Household Equipment/Products 0.04%
American Standard Americas†	10.75%	1/15/2016	1,148	763,420

Household Furnishings 0.01%
Sealy Mattress Co.†	10.875%	4/15/2016	242	264,990

Industrial Products 0.05%
Hyundai Steel Co. (South Korea)†(a)	4.625%	4/21/2016	850	866,783

Insurance 0.99%
Aflac, Inc.	8.50%	5/15/2019	2,145	2,589,755
American International Group, Inc.	4.875%	9/15/2016	863	808,489
Fidelity National Financial, Inc.	6.60%	5/15/2017	1,883	1,988,378
Liberty Mutual Group, Inc.†	5.00%	6/1/2021	3,450	3,276,061
Liberty Mutual Group, Inc.†	6.50%	3/15/2035	502	482,363
Markel Corp.	7.125%	9/30/2019	3,600	4,141,282
Validus Holdings Ltd.	8.875%	1/26/2040	1,455	1,593,413
Willis North America, Inc.	7.00%	9/29/2019	2,730	3,024,553

Total				17,904,294

See Notes to Financial Statements.

34

Schedule of Investments (continued)

TOTAL RETURN FUND November 30, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Investment Management Companies 0.24%
Lazard Group LLC	7.125%	5/15/2015	$3,130	$3,366,080
Oaktree Capital Management LP†	6.75%	12/2/2019	921	946,996

Total				4,313,076

Jewelry, Watches & Gemstones 0.02%
ALROSA Finance SA (Luxembourg)†(a)	7.75%	11/3/2020	400	400,000

Leasing 0.01%
International Lease Finance Corp.	8.625%	9/15/2015	120	120,150

Leisure 0.25%
Carnival plc (United Kingdom)(a)	7.875%	6/1/2027	3,957	4,581,854

Lodging 0.20%
Downstream Development Authority of the Quapaw Tribe of Oklahoma†	10.50%	7/1/2019	703	667,850
Hyatt Hotels Corp.†	6.875%	8/15/2019	2,640	2,926,926

Total				3,594,776

Machinery: Agricultural 0.38%
Lorillard Tobacco Co.	8.125%	6/23/2019	2,322	2,695,152
Lorillard Tobacco Co.	8.125%	5/1/2040	2,884	3,228,462
Virgolino de Oliveira Finance Ltd.†	10.50%	1/28/2018	1,025	989,125

Total				6,912,739

Machinery: Industrial/Specialty 0.10%
Amkor Technology, Inc.	6.625%	6/1/2021	199	184,573
CPM Holdings, Inc.	10.625%	9/1/2014	758	810,112
Xylem, Inc.†	4.875%	10/1/2021	851	890,148

Total				1,884,833

Machinery: Oil Well Equipment & Services 0.42%
Pride International, Inc.	6.875%	8/15/2020	604	697,056
Pride International, Inc.	7.875%	8/15/2040	1,300	1,627,994
Pride International, Inc.	8.50%	6/15/2019	4,148	5,183,922

Total				7,508,972

Media 0.75%
DirecTV Holdings LLC/DirecTV Financing Co., Inc.	7.625%	5/15/2016	7,362	7,857,124
Globo Comunicacao e Participacoes SA (Brazil)†(a)	7.25%	4/26/2022	150	158,250

See Notes to Financial Statements.

35

Schedule of Investments (continued)

TOTAL RETURN FUND November 30, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Media (continued)
NBCUniversal Media LLC	6.40%	4/30/2040	$2,000	$2,299,286
NET Servicos de Comunicacao SA (Brazil)(a)	7.50%	1/27/2020	1,400	1,603,000
News America, Inc.	6.90%	8/15/2039	890	1,027,170
Videotron Ltee (Canada)(a)	6.375%	12/15/2015	643	654,253

Total				13,599,083

Metal Fabricating 0.26%
Xstrata Canada Corp. (Canada)(a)	7.25%	7/15/2012	4,552	4,713,291

Metals & Minerals: Miscellaneous 1.06%
AngloGold Ashanti Holdings plc (United Kingdom)(a)	6.50%	4/15/2040	4,497	4,345,955
Compass Minerals International, Inc.	8.00%	6/1/2019	775	821,500
Corp. Nacional del Cobre de Chile (Chile)†(a)	3.875%	11/3/2021	2,100	2,099,332
Freeport-McMoRan Copper & Gold, Inc.	8.375%	4/1/2017	4,748	5,056,103
Gold Fields Orogen Holding BVI Ltd.†	4.875%	10/7/2020	5,355	4,637,767
Newcrest Finance Pty Ltd. (Australia)†(a)	4.45%	11/15/2021	2,310	2,265,382

Total				19,226,039

Natural Gas 0.51%
SourceGas LLC†	5.90%	4/1/2017	3,984	4,126,197
Tennessee Gas Pipeline Co.	6.00%	12/15/2011	1,485	1,486,856
Tennessee Gas Pipeline Co.	8.375%	6/15/2032	2,915	3,643,529

Total				9,256,582

Oil 3.09%
Antero Resources Finance Corp.†	7.25%	8/1/2019	580	582,900
Canadian Oil Sands Ltd. (Canada)†(a)	7.75%	5/15/2019	3,762	4,650,144
CNOOC Finance 2011 Ltd.†	5.75%	1/26/2041	1,200	1,364,012
CNPC HK Overseas Capital Ltd. (China)†(a)	5.95%	4/28/2041	1,300	1,390,973
Continental Resources, Inc.	8.25%	10/1/2019	1,000	1,110,000
Dolphin Energy Ltd. (United Arab Emirates)†(a)	5.888%	6/15/2019	2,783	3,013,105
Ecopetrol SA (Colombia)(a)	7.625%	7/23/2019	1,320	1,603,800
Gazprom OAO via Gaz Capital SA (Luxembourg)†(a)	8.125%	7/31/2014	3,093	3,348,172
HollyFrontier Corp.	9.875%	6/15/2017	2,100	2,315,250
Kodiak Oil & Gas Corp.†	8.125%	12/1/2019	390	396,338
LUKOIL International Finance BV (Netherlands)†(a)	6.375%	11/5/2014	1,595	1,698,675
LUKOIL International Finance BV (Netherlands)†(a)	6.656%	6/7/2022	825	855,937

See Notes to Financial Statements.

36

Schedule of Investments (continued)

TOTAL RETURN FUND November 30, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil (continued)
Pan American Energy LLC (Argentina)†(a)	7.875%	5/7/2021	$4,403	$4,425,015
Petroleos de Venezuela SA (Venezuela)(a)	5.25%	4/12/2017	3,515	2,240,812
Petroleum Co. of Trinidad & Tobago Ltd. (Trinidad/Tobago)†(a)	6.00%	5/8/2022	525	522,375
Petroleum Co. of Trinidad & Tobago Ltd. (Trinidad/Tobago)†(a)	9.75%	8/14/2019	1,475	1,747,875
Petronas Global Sukuk Ltd. (Malaysia)†(a)	4.25%	8/12/2014	3,050	3,218,903
QEP Resources, Inc.	6.875%	3/1/2021	2,110	2,247,150
Ras Laffan Liquefied Natural Gas Co., Ltd. II (Qatar)†(a)	5.298%	9/30/2020	1,322	1,420,935
Ras Laffan Liquefied Natural Gas Co., Ltd. III (Qatar)†(a)	6.75%	9/30/2019	1,800	2,157,750
Reliance Holdings USA, Inc.†	4.50%	10/19/2020	2,400	2,186,609
SEACOR Holdings, Inc.	7.375%	10/1/2019	3,822	4,122,329
TNK-BP Finance SA (Luxembourg)†(a)	7.50%	7/18/2016	2,200	2,372,700
Valero Energy Corp.	9.375%	3/15/2019	2,162	2,688,724
Valero Energy Corp.	10.50%	3/15/2039	910	1,319,434
Williams Cos., Inc. (The)	8.75%	3/15/2032	1,325	1,793,770
WPX Energy, Inc.†	5.25%	1/15/2017	1,050	1,036,875

Total				55,830,562

Oil: Crude Producers 0.96%
AK Transneft OJSC via TransCapitalInvest Ltd. (Ireland)†(a)	5.67%	3/5/2014	1,800	1,881,000
Enterprise Products Operating LLC	7.55%	4/15/2038	1,769	2,207,645
Kinder Morgan Finance Co. LLC†	6.00%	1/15/2018	858	879,450
Maritimes & Northeast Pipeline LLC†	7.50%	5/31/2014	5,471	5,927,265
OGX Petroleo e Gas Participacoes SA (Brazil)†(a)	8.50%	6/1/2018	5,000	4,800,000
Pacific Rubiales Energy Corp. (Canada)†(a)	8.75%	11/10/2016	1,450	1,620,375

Total				17,315,735

Oil: Integrated Domestic 0.59%
Kinder Morgan Energy Partners LP	5.85%	9/15/2012	2,569	2,658,799
Korea National Oil Corp. (South Korea)†(a)	2.875%	11/9/2015	1,050	1,038,769
Rockies Express Pipeline LLC†	6.85%	7/15/2018	4,855	4,972,142
Rowan Cos., Inc.	7.875%	8/1/2019	1,500	1,766,673
Trinidad Drilling Ltd. (Canada)†(a)	7.875%	1/15/2019	274	280,850

Total				10,717,233

See Notes to Financial Statements.

37

Schedule of Investments (continued)

TOTAL RETURN FUND November 30, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil: Integrated International 0.70%
ENI SpA (Italy)†(a)	5.70%	10/1/2040	$10,400	$10,447,518
Transocean, Inc.	6.375%	12/15/2021	724	723,609
Weatherford International Ltd.	9.875%	3/1/2039	1,057	1,451,204

Total				12,622,331

Paper & Forest Products 0.71%
Georgia-Pacific LLC†	7.125%	1/15/2017	2,700	2,809,121
Georgia-Pacific LLC	8.875%	5/15/2031	2,000	2,706,488
International Paper Co.	9.375%	5/15/2019	1,598	2,049,302
Plum Creek Timberlands LP	4.70%	3/15/2021	4,500	4,467,978
Smurfit Kappa Funding plc (Ireland)(a)	7.75%	4/1/2015	765	772,650

Total				12,805,539

Plastics 0.06%
Plastipak Holdings, Inc.†	10.625%	8/15/2019	890	990,125

Pollution Control 0.07%
Clean Harbors, Inc.	7.625%	8/15/2016	1,250	1,325,000

Printing 0.11%
Quebecor Media, Inc. (Canada)(a)	7.75%	3/15/2016	1,976	2,015,520

Railroads 0.17%
Canadian Pacific Railway Ltd. (Canada)(a)	4.50%	1/15/2022	3,026	2,981,070

Real Estate Investment Trusts 1.05%
Entertainment Properties Trust	7.75%	7/15/2020	1,694	1,812,580
Federal Realty Investment Trust	5.90%	4/1/2020	1,390	1,487,385
Goodman Funding Pty Ltd. (Australia)†(a)	6.375%	11/12/2020	1,760	1,793,479
HCP, Inc.	6.00%	1/30/2017	4,020	4,290,683
Health Care REIT, Inc.	5.25%	1/15/2022	1,295	1,247,229
Kilroy Realty LP	6.625%	6/1/2020	517	549,006
Rouse Co. LP (The)	6.75%	11/9/2015	2,553	2,565,765
Weyerhaeuser Co.	6.95%	8/1/2017	1,192	1,298,506
Weyerhaeuser Co.	7.375%	10/1/2019	3,500	3,838,852

Total				18,883,485

Restaurants 0.57%
Darden Restaurants, Inc.	5.625%	10/15/2012	4,283	4,445,595
OSI Restaurant Partners LLC	10.00%	6/15/2015	2,998	3,102,930

See Notes to Financial Statements.

38

Schedule of Investments (continued)

TOTAL RETURN FUND November 30, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Restaurants (continued)
Yum! Brands, Inc.	7.70%	7/1/2012	$2,570	$2,661,266

Total				10,209,791

Retail 0.48%
Family Dollar Stores, Inc.	5.00%	2/1/2021	1,958	1,982,994
Macy’s Retail Holdings, Inc.	5.35%	3/15/2012	2,723	2,749,334
QVC, Inc.†	7.50%	10/1/2019	2,178	2,325,015
Ticketmaster Entertainment LLC/Ticketmaster Noteco, Inc.	10.75%	8/1/2016	1,225	1,300,950
Wendy’s Co. (The)	10.00%	7/15/2016	252	277,200

Total				8,635,493

Retail: Specialty 0.08%
Sally Holdings LLC/Sally Capital, Inc.†	6.875%	11/15/2019	1,450	1,489,875

Services 0.14%
FireKeepers Development Authority†	13.875%	5/1/2015	600	680,250
Iron Mountain, Inc.	6.625%	1/1/2016	1,901	1,905,753

Total				2,586,003

Steel 0.89%
Allegheny Ludlum Corp.	6.95%	12/15/2025	835	930,991
Allegheny Technologies, Inc.	9.375%	6/1/2019	5,681	7,118,668
POSCO (South Korea)†(a)	5.25%	4/14/2021	1,425	1,470,207
Valmont Industries, Inc.	6.625%	4/20/2020	5,651	6,474,492

Total				15,994,358

Technology 0.08%
Atlantic Broadband Finance LLC	9.375%	1/15/2014	1,504	1,505,880

Telecommunications 1.55%
CC Holdings GS V LLC/Crown Castle GS III Corp.†	7.75%	5/1/2017	3,109	3,365,492
Comcast Cable Communications Holdings, Inc.	8.375%	3/15/2013	12,908	14,110,019
GeoEye, Inc.	9.625%	10/1/2015	280	312,200
Qtel International Finance Ltd. (Qatar)†(a)	4.75%	2/16/2021	875	875,000
Telemar Norte Leste SA (Brazil)†(a)	5.50%	10/23/2020	2,529	2,491,065
Telemovil Finance Co., Ltd. (El Salvador)†(a)	8.00%	10/1/2017	2,600	2,665,000
Vimpel Communications OJSC via UBS Luxembourg SA (Luxembourg)†(a)	8.25%	5/23/2016	700	701,750

See Notes to Financial Statements.

39

Schedule of Investments (continued)

TOTAL RETURN FUND November 30, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Telecommunications (continued)
Vimpel Communications via VIP Finance Ireland Ltd. OJSC (Luxembourg)†(a)	7.748%	2/2/2021	$1,000	$893,750
Wind Acquisition Finance SA (Italy)†(a)	11.75%	7/15/2017	2,950	2,559,125

Total				27,973,401

Tobacco 0.50%
Altria Group, Inc.	8.50%	11/10/2013	1,290	1,464,387
Altria Group, Inc.	9.95%	11/10/2038	5,400	7,612,753

Total				9,077,140

Transportation: Miscellaneous 1.07%
Asciano Finance Ltd. (Australia)†(a)	4.625%	9/23/2020	2,485	2,377,327
Asciano Finance Ltd. (Australia)†(a)	5.00%	4/7/2018	1,955	1,981,252
Kansas City Southern de Mexico SA de CV (Mexico)(a)	6.125%	6/15/2021	530	548,550
Kansas City Southern de Mexico SA de CV (Mexico)(a)	6.625%	12/15/2020	250	265,000
Kansas City Southern de Mexico SA de CV (Mexico)(a)	8.00%	2/1/2018	1,270	1,397,000
SCF Capital Ltd. (Ireland)†(a)	5.375%	10/27/2017	1,000	887,500
Transportadora de Gas del Sur SA (Argentina)†(a)	7.875%	5/14/2017	2,869	2,589,273
Viterra, Inc. (Canada)†(a)	5.95%	8/1/2020	8,940	9,278,799

Total				19,324,701

Utilities 0.04%
Commonwealth Edison Co.	6.95%	7/15/2018	595	707,651

Utilities: Electrical 0.26%
TAQA Abu Dhabi National Energy Co. (United Arab Emirates)†(a)	6.165%	10/25/2017	1,792	1,966,720
TAQA Abu Dhabi National Energy Co. (United Arab Emirates)†(a)	6.50%	10/27/2036	2,735	2,693,975

Total				4,660,695

Total Corporate Bonds (cost $714,601,691)				722,661,707

FLOATING RATE LOANS(b) 0.19%

Financial Services 0.02%
Styron S.A.R.L. LLC New Term Loan B	6.00%	8/2/2017	496	429,256

See Notes to Financial Statements.

40

Schedule of Investments (continued)

TOTAL RETURN FUND November 30, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Retail 0.02%
J. Crew Operating Corp. New Term Loan B	4.75%	3/7/2018	$498	$456,812

Services 0.09%
Brickman Group Holdings, Inc. New Term Loan B	7.25%	10/14/2016	1,588	1,582,045

Technology 0.06%
ILC Industries LLC Term Loan	7.25%	12/23/2016	1,040	1,006,603

Total Floating Rate Loans (cost $3,612,609)				3,474,716

FOREIGN GOVERNMENT OBLIGATIONS 2.57%

Argentina 0.28%
Provincia de Buenos Aires†(a)	10.875%	1/26/2021	1,440	1,036,800
Provincia de Buenos Aires†(a)	11.75%	10/5/2015	1,205	1,054,375
Provincia de Neuquen†(a)	7.875%	4/26/2021	500	501,250
Republic of Argentina(a)	8.28%	12/31/2033	3,272	2,388,647

Total				4,981,072

Bahamas 0.12%
Commonwealth of Bahamas†	6.95%	11/20/2029	1,943	2,168,308

Belize 0.03%
Belize Government (8.50% after 2/20/2012)~†(a)	6.00%	2/20/2029	892	539,660

Bermuda 0.16%
Bermuda Government†	5.603%	7/20/2020	2,550	2,822,623

Brazil 0.11%
Federal Republic of Brazil(a)	5.625%	1/7/2041	1,200	1,365,000
Federal Republic of Brazil(a)	8.25%	1/20/2034	400	591,000

Total				1,956,000

Cayman Islands 0.14%
Cayman Islands Government†	5.95%	11/24/2019	2,520	2,621,163

Colombia 0.06%
Republic of Colombia(a)	6.125%	1/18/2041	867	1,033,898

Dominican Republic 0.18%
Dominican Republic†(a)	7.50%	5/6/2021	1,550	1,561,625
Dominican Republic†(a)	9.04%	1/23/2018	1,570	1,742,161

Total				3,303,786

See Notes to Financial Statements.

41

Schedule of Investments (continued)

TOTAL RETURN FUND November 30, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Ghana 0.12%
Republic of Ghana†(a)	8.50%	10/4/2017	$2,000	$2,225,000

Indonesia 0.11%
Perusahaan Penerbit SBSN†(a)	4.00%	11/21/2018	1,500	1,496,250
Republic of Indonesia†(a)	11.625%	3/4/2019	300	440,250

Total				1,936,500

Lithuania 0.08%
Republic of Lithuania†(a)	6.125%	3/9/2021	1,500	1,466,250

Mexico 0.03%
United Mexican States(a)	5.95%	3/19/2019	400	470,400

Namibia 0.09%
Republic of Namibia†(a)	5.50%	11/3/2021	1,650	1,666,500

Panama 0.11%
Republic of Panama(a)	6.70%	1/26/2036	1,541	2,003,300

Peru 0.07%
Republic of Peru(a)	6.55%	3/14/2037	1,105	1,353,625

Poland 0.07%
Republic of Poland(a)	5.00%	3/23/2022	1,330	1,295,087

Russia 0.43%
Russia Eurobonds†(a)	3.625%	4/29/2015	3,310	3,376,200
Russia Eurobonds†(a)	5.00%	4/29/2020	4,250	4,403,000

Total				7,779,200

Sri Lanka 0.07%
Republic of Sri Lanka†(a)	6.25%	10/4/2020	1,218	1,218,000

Turkey 0.10%
Republic of Turkey(a)	5.625%	3/30/2021	1,771	1,806,420

Ukraine 0.09%
Ukraine Government†(a)	6.25%	6/17/2016	1,920	1,680,000

Venezuela 0.12%
Republic of Venezuela(a)	9.375%	1/13/2034	3,247	2,159,255

Total Foreign Government Obligations (cost $46,898,665)				46,486,047

See Notes to Financial Statements.

42

Schedule of Investments (continued)

TOTAL RETURN FUND November 30, 2011

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 3.68%
Federal Home Loan Mortgage Corp. K003 A5	5.085%		3/25/2019	$8,915	$10,157,647
Federal Home Loan Mortgage Corp. K004 A2	4.186%		8/25/2019	12,640	13,988,972
Federal Home Loan Mortgage Corp. K005 A2	4.317%		11/25/2019	11,780	13,016,000
Federal Home Loan Mortgage Corp. K007 A2	4.224%		3/25/2020	5,675	6,263,907
Federal Home Loan Mortgage Corp. K012 A2	4.186%		12/25/2020	3,760	4,125,605
Federal Home Loan Mortgage Corp. K015 A2	3.23%		7/25/2021	6,150	6,330,656
Federal Home Loan Mortgage Corp. K703 A2	2.699%		5/25/2018	1,755	1,798,374
Federal National Mortgage Assoc. 2009-M2 A2	3.334%		1/25/2019	7,660	8,189,268
Federal National Mortgage Assoc. 2011-M8 AB	2.905%		8/25/2021	2,550	2,539,442

Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $63,102,998)					66,409,871

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 28.75%
Federal Home Loan Mortgage Corp.	2.498%	#	9/1/2035	2,501	2,633,754
Federal Home Loan Mortgage Corp.(c)	3.00%		TBA	20,000	20,468,750
Federal Home Loan Mortgage Corp.(c)	3.50%		TBA	44,000	44,804,377
Federal Home Loan Mortgage Corp.(c)	4.00%		TBA	172,000	178,776,867
Federal Home Loan Mortgage Corp.	4.735%	#	4/1/2034	324	343,708
Federal Home Loan Mortgage Corp.(c)	5.00%		TBA	20,000	21,365,630
Federal Home Loan Mortgage Corp.	5.021%	#	6/1/2036	4,677	4,915,989
Federal Home Loan Mortgage Corp.	5.083%	#	9/1/2035	6,720	7,103,223
Federal Home Loan Mortgage Corp.(c)	5.50%		TBA	4,000	4,316,876
Federal National Mortgage Assoc.	2.468%		7/1/2035	4,280	4,417,208
Federal National Mortgage Assoc.	2.483%	#	11/1/2035	3,290	3,475,805
Federal National Mortgage Assoc.	2.933%	#	5/1/2037	5,002	5,298,981
Federal National Mortgage Assoc.(c)	3.50%		TBA	62,000	63,249,691
Federal National Mortgage Assoc.	4.123%	#	9/1/2037	5,423	5,725,552
Federal National Mortgage Assoc.(c)	4.50%		TBA	9,000	9,572,343
Federal National Mortgage Assoc.	4.741%	#	4/1/2038	6,837	7,331,444
Federal National Mortgage Assoc.	5.00%		3/15/2016	7,720	8,957,894
Federal National Mortgage Assoc.	5.50%		9/1/2034 - 9/1/2038	93,224	101,676,017
Federal National Mortgage Assoc.	6.00%		10/1/2038	22,442	24,725,080

Total Government Sponsored Enterprises Pass-Throughs (cost $514,867,255)					519,159,189

See Notes to Financial Statements.

43

Schedule of Investments (continued)

TOTAL RETURN FUND November 30, 2011

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
MUNICIPAL BONDS 1.55%

Education 0.10%
Univ of CA Rev Build America Bds Regents Univ	5.77%		5/15/2043	$1,595	$1,802,940

Health Care 0.17%
CA Infrastr & Econ Dev Bk Build America Bds Regents Univ	6.486%		5/15/2049	2,580	2,977,165

Other Revenue 0.33%
Dallas TX Convtn Ctr Hotel Dev Corp Build America Bds	7.088%		1/1/2042	1,349	1,499,980
Metro Govt of Nashville & Davidson Cnty TN Convtn Ctr Auth Build America Bds Ser B	6.731%		7/1/2043	3,800	4,415,752

Total					5,915,732

Transportation 0.58%
Bay Area Toll Auth CA Build America Bds Ser S1	6.918%		4/1/2040	590	742,828
Bay Area Toll Auth CA Build America Bds Ser S3	6.907%		10/1/2050	1,414	1,855,026
Chicago IL O’Hare Intl Arpt Build America Bds Ser B	6.845%		1/1/2038	2,310	2,527,533
Clark Cnty NV Arpt Rev Build America Bds Ser B	6.881%		7/1/2042	2,305	2,540,317
Metro WA DC Arpts Auth Build America Bds	7.462%		10/1/2046	2,645	2,846,417

Total					10,512,121

Utilities 0.37%
Grant Cnty WA Pub Util Dist No 2 Build America Bds	5.83%		1/1/2040	1,570	1,731,726
Muni Elec Auth GA Build America Bds	7.055%		4/1/2057	5,000	4,990,300

Total					6,722,026

Total Municipal Bonds (cost $25,287,387)					27,929,984

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 9.38%
Banc of America Commercial Mortgage, Inc. 2003-1 A1	3.878%		9/11/2036	1,153	1,153,712
Banc of America Large Loan, Inc. 2009-FDG A†	5.204%		1/25/2042	7,829	8,554,793
Bear Stearns Commercial Mortgage Securities, Inc. 2005-T20 A2	5.127%		10/12/2042	2,033	2,032,145
Citigroup/Deutsche Bank Commercial Mortgage Trust 2005-CD1 AJ	5.40%	#	7/15/2044	2,185	1,922,585
Commercial Mortgage Pass-Through Certificates 2006-C7 A2	5.69%		6/10/2046	565	565,096

See Notes to Financial Statements.

44

Schedule of Investments (continued)

TOTAL RETURN FUND November 30, 2011

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Commercial Mortgage Pass-Through Certificates 2006-C8 AM	5.347%		12/10/2046	$5,100	$4,843,529
Commercial Mortgage Pass-Through Certificates 2007-C9 A4	6.007%	#	12/10/2049	3,775	4,145,637
Commercial Mortgage Pass-Through Certificates 2007-FL14 AJ†	0.423%	#	6/15/2022	4,431	4,101,944
Credit Suisse Mortgage Capital Certificates 2007-C4 A4	5.965%	#	9/15/2039	3,565	3,640,147
Credit Suisse Mortgage Capital Certificates 2008-C1 A3	6.411%	#	2/15/2041	3,425	3,706,994
CS First Boston Mortgage Securities Corp. 2002-CKS4 A2	5.183%		11/15/2036	6,369	6,494,759
GE Capital Commercial Mortgage Corp. 2005-C1 A2	4.353%		6/10/2048	906	905,526
GE Capital Commercial Mortgage Corp. 2006-C1 A2	5.51%	#	3/10/2044	4,536	4,589,843
GMAC Commercial Mortgage Securities, Inc. 2003-C1 A1	3.337%		5/10/2036	1,602	1,610,180
Gracechurch Mortgage Financing plc 2011-1A 2A1†	2.03%		11/20/2056	3,600	3,601,440
Greenwich Capital Commercial Funding Corp. 2006-GG7 AM	6.073%	#	7/10/2038	4,950	4,930,096
Greenwich Capital Commercial Funding Corp. 2007-GG9 A2	5.381%		3/10/2039	7,338	7,375,593
GS Mortgage Securities Corp. II 2006-GG6 A2	5.506%		4/10/2038	2,664	2,686,728
GS Mortgage Securities Corp. II 2006-GG6 AM	5.622%		4/10/2038	5,130	4,932,618
GS Mortgage Securities Corp. II 2006-GG8 AM	5.591%		11/10/2039	4,000	3,872,618
Holmes Master Issuer plc 2010-1A A2†	1.803%	#	10/15/2054	3,500	3,494,547
JPMorgan Chase Commercial Mortgage Securities Corp. 2002-C1 A3	5.376%		7/12/2037	7,523	7,609,490
JPMorgan Chase Commercial Mortgage Securities Corp. 2004-LN2 A1	4.475%		7/15/2041	2,260	2,281,250
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-LDP3 AJ	5.144%	#	8/15/2042	1,500	1,355,468
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-LD11 A2	5.99%	#	6/15/2049	6,999	7,091,994
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-LD11 AM	6.005%	#	6/15/2049	6,235	5,072,572
LB-UBS Commercial Mortgage Trust 2006-C6 AJ	5.452%		9/15/2039	2,691	2,020,271
LB-UBS Commercial Mortgage Trust 2007-C1 A2	5.318%		2/15/2040	2,187	2,192,696

See Notes to Financial Statements.

45

Schedule of Investments (continued)

TOTAL RETURN FUND November 30, 2011

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Merrill Lynch Floating Trust 2008-LAQA A1†	0.781%	#	7/9/2021	$7,024		$6,434,792
Merrill Lynch Mortgage Trust 2005-CKI1 A4FL	0.493%	#	11/12/2037	8,175		8,039,867
Merrill Lynch Mortgage Trust 2005-CKI1 AJ	5.391%	#	11/12/2037	2,700		2,349,940
Merrill Lynch Mortgage Trust 2005-MCP1 A2	4.556%		6/12/2043	1,752		1,765,448
Merrill Lynch Mortgage Trust 2005-MKB2 A2	4.806%		9/12/2042	1,684		1,682,924
Merrill Lynch Mortgage Trust 2007-C1 A2FL†	0.553%	#	6/12/2050	6,124		6,058,236
Merrill Lynch/Countrywide Commercial Mortgage Trust 2006-1 A2	5.439%		2/12/2039	444		443,902
Merrill Lynch/Countrywide Commercial Mortgage Trust 2006-1 AJ	5.704%	#	2/12/2039	2,000		1,470,962
Merrill Lynch/Countrywide Commercial Mortgage Trust 2007-5 A4	5.378%		8/12/2048	2,945		3,038,212
Morgan Stanley Capital I 2005-HQ7 AAB	5.35%	#	11/14/2042	4,068		4,162,032
Morgan Stanley Capital I 2006-T21 A2	5.09%		10/12/2052	2,508		2,506,362
Morgan Stanley Capital I 2007-HQ11 A4	5.447%		2/12/2044	3,500		3,746,043
Wachovia Bank Commercial Mortgage Trust 2003-C5 A1	2.986%		6/15/2035	524		523,948
Wachovia Bank Commercial Mortgage Trust 2005-C20 B	5.41%	#	7/15/2042	3,340		2,888,888
Wachovia Bank Commercial Mortgage Trust 2005-C22 A2	5.242%		12/15/2044	89		88,456
Wachovia Bank Commercial Mortgage Trust 2006-C23 AJ	5.515%		1/15/2045	2,115		1,656,739
Wachovia Bank Commercial Mortgage Trust 2006-C27 AM	5.795%		7/15/2045	5,000		4,846,055
Wachovia Bank Commercial Mortgage Trust 2006-C28 AM	5.603%		10/15/2048	2,920		2,747,107
Wachovia Bank Commercial Mortgage Trust 2007-C30 A3	5.246%		12/15/2043	3,500		3,532,506
Wachovia Bank Commercial Mortgage Trust 2007-C32 A3	5.931%	#	6/15/2049	4,515		4,695,112

Total Non-Agency Commercial Mortgage-Backed Securities (cost $174,206,230)						169,461,802

PASS-THROUGH AGENCY 0.00%
Government National Mortgage Assoc. (cost $16)	12.00%		8/15/2013	–	(d)	24

U.S. TREASURY OBLIGATIONS 11.13%
U.S. Treasury Bond	3.75%		8/15/2041	46,060		52,414,852
U.S. Treasury Note	0.50%		10/15/2014	27,193		27,286,490
U.S. Treasury Note	0.875%		11/30/2016	95,416		95,065,632

See Notes to Financial Statements.

46

Schedule of Investments (concluded)

TOTAL RETURN FUND November 30, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Note	1.00%	10/31/2016	$20,511	$20,584,717
U.S. Treasury Note	2.00%	11/15/2021	5,712	5,677,191

Total U.S. Treasury Obligations (cost $200,687,142)				201,028,882

Total Long-Term Investments (cost $1,945,160,603)				1,958,018,736

SHORT-TERM INVESTMENTS 10.87%

Repurchase Agreements
Repurchase Agreement dated 11/30/2011, 0.01% due 12/1/2011 with Fixed Income Clearing Corp. collateralized by $1,185,000 of Federal Home Loan Mortgage Corp. at 1.375% due 2/25/2014; value: $1,210,181; proceeds: $1,182,469			1,182	1,182,469
Repurchase Agreement dated 11/30/2011, 0.07% due 12/1/2011 with Bank of America Corp. collateralized by $121,563,000 of U.S. Treasury Bond at 4.50% due 5/15/2038 and $33,782,000 of U.S. Treasury Bond at 4.50% due 8/15/2039; value: $199,877,532; proceeds: $195,259,380			195,259	195,259,000

Total Short-Term Investments (cost $196,441,469)				196,441,469

Total Investments in Securities 119.28% (cost $2,141,602,072)				2,154,460,205

Liabilities in Excess of Cash, Foreign Cash and Other Assets (19.28%)				(348,249,618)

Net Assets 100.00%				$1,806,210,587

#	Variable rate security. The interest rate represents the rate in effect at November 30, 2011.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under the Act or exempted from registration, may only be resold to qualified institutional buyers.
~	Deferred interest debentures pay the stated rate, after which they pay a predetermined interest rate.
(a)	Foreign security traded in U.S. dollars.
(b)	Floating Rate Loans in which the Fund invests generally pay interest at rates that are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate shown is the rate in effect at November 30, 2011.
(c)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(d)	Amount is less than $1,000.

See Notes to Financial Statements.

47

Statements of Assets and Liabilities

November 30, 2011

	Core Fixed Income Fund	Total Return Fund
ASSETS:
Investments in securities, at cost	$1,069,795,110	$2,141,602,072
Investments in securities, at fair value	$1,076,490,021	$2,154,460,205
Cash	107,506	8,431,362
Foreign cash, at value (cost $0 and $381, respectively)	–	384
Receivables:
Investment securities sold	92,582,203	179,188,428
Interest	5,366,766	14,994,701
Capital shares sold	5,377,469	10,384,250
Prepaid expenses and other assets	76,162	108,334
Total assets	1,180,000,127	2,367,567,664
LIABILITIES:
Payables:
Investment securities purchased	293,284,481	550,747,913
Capital shares reacquired	2,355,556	3,692,329
Management fee	320,631	632,463
12b-1 distribution fees	201,440	379,644
Fund administration	28,500	59,137
Trustees’ fees	17,686	80,090
To affiliates (See Note 3)	1,537	49
Distributions payable	1,903,278	5,289,697
Accrued expenses	216,764	475,755
Total liabilities	298,329,873	561,357,077
NET ASSETS	$881,670,254	$1,806,210,587
COMPOSITION OF NET ASSETS:
Paid-in capital	$855,542,323	$1,720,890,732
Distributions in excess of net investment income	(32,829)	(162,386)
Accumulated net realized gain on investments, futures contracts and foreign currency related transactions	19,465,849	72,624,105
Net unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies	6,694,911	12,858,136
Net Assets	$881,670,254	$1,806,210,587

See Notes to Financial Statements.

48

Statements of Assets and Liabilities (concluded)

November 30, 2011

	Core Fixed Income Fund	Total Return Fund

Net assets by class:
Class A Shares	$367,550,567	$766,311,862
Class B Shares	$16,269,425	$32,566,050
Class C Shares	$113,329,060	$178,760,727
Class F Shares	$247,773,115	$741,100,877
Class I Shares	$119,702,626	$36,986,543
Class P Shares	$275,537	$7,986,620
Class R2 Shares	$1,480,134	$4,566,570
Class R3 Shares	$15,289,790	$37,931,338
Outstanding shares by class (unlimited number of authorized shares of beneficial interest):
Class A Shares	32,797,050	70,041,916
Class B Shares	1,455,871	2,979,980
Class C Shares	10,155,696	16,352,909
Class F Shares	22,114,355	67,763,825
Class I Shares	10,683,181	3,374,591
Class P Shares	24,497	726,761
Class R2 Shares	132,083	417,535
Class R3 Shares	1,364,103	3,467,731
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$11.21	$10.94
Class A Shares-Maximum offering price (Net asset value plus sales charge of 2.25%)	$11.47	$11.19
Class B Shares-Net asset value	$11.18	$10.93
Class C Shares-Net asset value	$11.16	$10.93
Class F Shares-Net asset value	$11.20	$10.94
Class I Shares-Net asset value	$11.20	$10.96
Class P Shares-Net asset value	$11.25	$10.99
Class R2 Shares-Net asset value	$11.21	$10.94
Class R3 Shares-Net asset value	$11.21	$10.94

See Notes to Financial Statements.

49

Statements of Operations

For the Year Ended November 30, 2011

	Core Fixed Income Fund	Total Return Fund
Investment income:
Interest and other	$20,428,686	$78,589,268
Total investment income	20,428,686	78,589,268
Expenses:
Management fee	3,047,254	8,743,406
12b-1 distribution plan-Class A	650,449	1,411,467
12b-1 distribution plan-Class B	185,051	369,367
12b-1 distribution plan-Class C	889,706	1,442,187
12b-1 distribution plan-Class F	173,242	1,077,556
12b-1 distribution plan-Class P	2,901	46,356
12b-1 distribution plan-Class R2	8,029	23,084
12b-1 distribution plan-Class R3	67,873	147,171
Shareholder servicing	889,439	2,774,764
Professional	53,268	60,635
Reports to shareholders	83,468	244,134
Fund administration	270,867	830,184
Custody	23,022	48,011
Trustees’ fees	363	10,399
Registration	186,287	234,828
Subsidy (See Note 3)	1,708	36,617
Other	16,201	49,632
Gross expenses	6,549,128	17,549,798
Expense reductions (See Note 7)	(652)	(2,141)
Net expenses	6,548,476	17,547,657
Net investment income	13,880,210	61,041,611
Net realized and unrealized gain (loss):
Net realized gain on investments, futures contracts and foreign currency related transactions	26,611,398	93,735,469
Net change in unrealized appreciation/depreciation on investments, futures contracts and translation of assets and liabilities denominated in foreign currencies	(4,984,815)	(46,259,062)
Net realized and unrealized gain	21,626,583	47,476,407
Net Increase in Net Assets Resulting From Operations	$35,506,793	$108,518,018

See Notes to Financial Statements.

50

Statements of Changes in Net Assets

	Core Fixed Income Fund
INCREASE IN NET ASSETS	For the Year Ended November 30, 2011	For the Year Ended November 30, 2010
Operations:
Net investment income	$13,880,210	$12,948,939
Net realized gain on investments, futures contracts and foreign currency related transactions	26,611,398	23,642,427
Net change in unrealized appreciation/depreciation on investments, futures contracts and translation of assets and liabilities denominated in foreign currencies	(4,984,815)	(7,212,838)
Net increase in net assets resulting from operations	35,506,793	29,378,528
Distributions to shareholders from:
Net investment income
Class A	(10,063,630)	(10,052,368)
Class B	(435,196)	(671,840)
Class C	(2,548,569)	(2,777,498)
Class F	(5,332,910)	(1,787,278)
Class I	(1,261,523)	(385,888)
Class P	(19,748)	(58,268)
Class R2	(35,831)	(22,631)
Class R3	(380,253)	(333,527)
Net realized gain
Class A	(12,285,249)	(5,909,079)
Class B	(832,957)	(579,402)
Class C	(4,120,029)	(2,063,311)
Class F	(2,360,060)	(638,318)
Class I	(831,415)	(107,198)
Class P	(62,871)	(40,715)
Class R2	(43,605)	(4,927)
Class R3	(492,693)	(168,687)
Total distributions to shareholders	(41,106,539)	(25,600,935)
Capital share transactions (Net of share conversions) (See Note 10):
Net proceeds from sales of shares	528,657,509	322,141,034
Reinvestment of distributions	34,611,727	21,013,687
Cost of shares reacquired	(265,124,323)	(195,824,249)
Net increase in net assets resulting from capital share transactions	298,144,913	147,330,472
Net increase in net assets	292,545,167	151,108,065
NET ASSETS:
Beginning of year	$589,125,087	$438,017,022
End of year	$881,670,254	$589,125,087
Distributions in excess of net investment income	$(32,829)	$(40,304)

See Notes to Financial Statements.

51

Statements of Changes in Net Assets (concluded)

	Total Return Fund
INCREASE (DECREASE) IN NET ASSETS	For the Year Ended November 30, 2011	For the Year Ended November 30, 2010
Operations:
Net investment income	$61,041,611	$68,647,718
Net realized gain on investments, futures contracts and foreign currency related transactions	93,735,469	93,926,707
Net change in unrealized appreciation/depreciation on investments, futures contracts and translation of assets and liabilities denominated in foreign currencies	(46,259,062)	(20,280,817)
Net increase in net assets resulting from operations	108,518,018	142,293,608
Distributions to shareholders from:
Net investment income
Class A	(26,709,401)	(27,522,969)
Class B	(1,102,122)	(1,501,780)
Class C	(5,340,820)	(5,872,901)
Class F	(42,066,162)	(40,880,616)
Class I	(1,622,039)	(1,507,390)
Class P	(371,354)	(740,079)
Class R2	(129,757)	(80,674)
Class R3	(1,047,216)	(603,591)
Net realized gain
Class A	(28,278,680)	(6,327,783)
Class B	(1,745,108)	(457,656)
Class C	(7,385,366)	(1,609,190)
Class F	(44,579,714)	(8,053,829)
Class I	(1,319,768)	(282,053)
Class P	(600,317)	(251,353)
Class R2	(111,142)	(18,867)
Class R3	(1,090,353)	(81,389)
Total distributions to shareholders	(163,499,319)	(95,792,120)
Capital share transactions (Net of share conversions) (See Note 10):
Net proceeds from sales of shares	687,161,023	746,423,688
Reinvestment of distributions	148,755,504	86,042,366
Cost of shares reacquired	(1,116,551,555)	(547,218,963)
Net increase (decrease) in net assets resulting from capital share transactions	(280,635,028)	285,247,091
Net increase (decrease) in net assets	(335,616,329)	331,748,579
NET ASSETS:
Beginning of year	$2,141,826,916	$1,810,078,337
End of year	$1,806,210,587	$2,141,826,916
Distributions in excess of net investment income	$(162,386)	$(180,221)

See Notes to Financial Statements.

52

Financial Highlights

CORE FIXED INCOME FUND

	Class A Shares
	Year Ended 11/30
	2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of year	$11.39	$11.34	$ 9.89	$10.66	$10.58

Investment operations:

Net investment income(a)	.24	.30	.38	.46	.47

Net realized and unrealized gain (loss)	.33	.36	1.49	(.74)	.07

Total from investment operations	.57	.66	1.87	(.28)	.54

Distributions to shareholders from:

Net investment income	(.34)	(.37)	(.42)	(.49)	(.46)

Net realized gain	(.41)	(.24)	–	–	–

Total distributions	(.75)	(.61)	(.42)	(.49)	(.46)

Net asset value, end of year	$11.21	$11.39	$11.34	$ 9.89	$10.66

Total Return(b)	5.41%	6.12%	19.24%	(2.82)%	5.24%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.87%	.88%	.90%	.90%	1.05%

Expenses, excluding interest expense, including expense reductions, management fee waived and expenses reimbursed	.87%	.88%	.90%	.90%	.90%

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.87%	.90%	1.08%	1.16%	1.38%

Net investment income	2.17%	2.70%	3.55%	4.44%	4.45%

Supplemental Data:
Net assets, end of year (000)	$367,551	$339,581	$273,000	$118,139	$80,992

Portfolio turnover rate	668.74%	590.37%	631.44%	399.63%	337.44%

(a)	Calculated using average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

See Notes to Financial Statements.

53

Financial Highlights (continued)

CORE FIXED INCOME FUND

	Class B Shares
	Year Ended 11/30
	2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of year	$11.36	$11.31	$ 9.86	$10.63	$10.56

Investment operations:

Net investment income(a)	.16	.22	.32	.40	.40

Net realized and unrealized gain (loss)	.32	.36	1.48	(.75)	.06

Total from investment operations	.48	.58	1.80	(.35)	.46

Distributions to shareholders from:

Net investment income	(.25)	(.29)	(.35)	(.42)	(.39)

Net realized gain	(.41)	(.24)	–	–	–

Total distributions	(.66)	(.53)	(.35)	(.42)	(.39)

Net asset value, end of year	$11.18	$11.36	$11.31	$ 9.86	$10.63

Total Return(b)	4.59%	5.31%	18.41%	(3.36)%	4.48%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	1.67%	1.65%	1.55%	1.55%	1.70%

Expenses, excluding interest expense, including expense reductions, management fee waived and expenses reimbursed	1.67%	1.65%	1.55%	1.55%	1.55%

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	1.67%	1.68%	1.73%	1.81%	2.03%

Net investment income	1.42%	1.98%	2.96%	3.81%	3.82%

Supplemental Data:
Net assets, end of year (000)	$16,269	$23,487	$26,996	$17,783	$14,555

Portfolio turnover rate	668.74%	590.37%	631.44%	399.63%	337.44%

(a)	Calculated using average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

See Notes to Financial Statements.

54

Financial Highlights (continued)

CORE FIXED INCOME FUND

	Class C Shares
	Year Ended 11/30
	2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of year	$11.34	$11.29	$ 9.85	$10.62	$10.54

Investment operations:

Net investment income(a)	.17	.23	.31	.40	.40

Net realized and unrealized gain (loss)	.33	.36	1.48	(.75)	.07

Total from investment operations	.50	.59	1.79	(.35)	.47

Distributions to shareholders from:

Net investment income	(.27)	(.30)	(.35)	(.42)	(.39)

Net realized gain	(.41)	(.24)	–	–	–

Total distributions	(.68)	(.54)	(.35)	(.42)	(.39)

Net asset value, end of year	$11.16	$11.34	$11.29	$ 9.85	$10.62

Total Return(b)	4.74%	5.41%	18.43%	(3.47)%	4.56%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	1.53%	1.57%	1.55%	1.55%	1.70%

Expenses, excluding interest expense, including expense reductions, management fee waived and expenses reimbursed	1.53%	1.57%	1.55%	1.55%	1.55%

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	1.53%	1.59%	1.73%	1.81%	2.03%

Net investment income	1.53%	2.02%	2.89%	3.80%	3.79%

Supplemental Data:
Net assets, end of year (000)	$113,329	$114,561	$95,996	$39,144	$28,533

Portfolio turnover rate	668.74%	590.37%	631.44%	399.63%	337.44%

(a)	Calculated using average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

See Notes to Financial Statements.

55

Financial Highlights (continued)

CORE FIXED INCOME FUND

	Class F Shares
	Year Ended 11/30				9/28/2007(a) to 11/30/2007
	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$11.38	$11.34	$ 9.89	$10.66	$10.50

Investment operations:

Net investment income(b)	.24	.31	.39	.49	.08

Net realized and unrealized gain (loss)	.34	.36	1.50	(.75)	.16

Total from investment operations	.58	.67	1.89	(.26)	.24

Distributions to shareholders from:

Net investment income	(.35)	(.39)	(.44)	(.51)	(.08)

Net realized gain	(.41)	(.24)	–	–	–

Total distributions	(.76)	(.63)	(.44)	(.51)	(.08)

Net asset value, end of period	$11.20	$11.38	$11.34	$ 9.89	$10.66

Total Return(c)	5.50%	6.15%	19.50%	(2.60)%	2.31	%(d)

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.77%	.76%	.65%	.65%	.13	%(d)

Expenses, excluding interest expense, including expense reductions, management fee waived and expenses reimbursed	.77%	.76%	.65%	.64%	.12	%(d)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.77%	.77%	.83%	.87%	.19	%(d)

Net investment income	2.18%	2.76%	3.58%	4.74%	.78	%(d)

Supplemental Data:
Net assets, end of period (000)	$247,773	$71,705	$27,262	$408	$10

Portfolio turnover rate	668.74%	590.37%	631.44%	399.63%	337.44%

(a)	Commencement of operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.

56

Financial Highlights (continued)

CORE FIXED INCOME FUND

	Class I Shares
	Year Ended 11/30
	2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of year	$11.39	$11.34	$ 9.89	$10.66	$10.58

Investment operations:

Net investment income(a)	.24	.31	.42	.50	.50

Net realized and unrealized gain (loss)	.34	.38	1.49	(.75)	.07

Total from investment operations	.58	.69	1.91	(.25)	.57

Distributions to shareholders from:

Net investment income	(.36)	(.40)	(.46)	(.52)	(.49)

Net realized gain	(.41)	(.24)	–	–	–

Total distributions	(.77)	(.64)	(.46)	(.52)	(.49)

Net asset value, end of year	$11.20	$11.39	$11.34	$ 9.89	$10.66

Total Return(b)	5.52%	6.37%	19.65%	(2.48)%	5.58%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.68%	.66%	.55%	.55%	.68%

Expenses, excluding interest expense, including expense reductions, management fee waived and expenses reimbursed	.68%	.66%	.55%	.55%	.55%

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.68%	.67%	.73%	.81%	1.00%

Net investment income	2.18%	2.77%	3.87%	4.80%	4.74%

Supplemental Data:
Net assets, end of year (000)	$119,703	$22,651	$4,978	$1,773	$2,284

Portfolio turnover rate	668.74%	590.37%	631.44%	399.63%	337.44%

(a)	Calculated using average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

See Notes to Financial Statements.

57

Financial Highlights (continued)

CORE FIXED INCOME FUND

	Class P Shares
	Year Ended 11/30
	2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of year	$11.43	$11.38	$ 9.92	$10.70	$10.62

Investment operations:

Net investment income(a)	.23	.28	.38	.45	.46

Net realized and unrealized gain (loss)	.32	.36	1.49	(.76)	.07

Total from investment operations	.55	.64	1.87	(.31)	.53

Distributions to shareholders from:

Net investment income	(.32)	(.35)	(.41)	(.47)	(.45)

Net realized gain	(.41)	(.24)	–	–	–

Total distributions	(.73)	(.59)	(.41)	(.47)	(.45)

Net asset value, end of year	$11.25	$11.43	$11.38	$9.92	$10.70

Total Return(b)	5.14%	5.88%	19.07%	(2.90)%	5.13%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	1.12%	1.11%	1.00%	1.00%	1.15%

Expenses, excluding interest expense, including expense reductions, management fee waived and expenses reimbursed	1.12%	1.11%	1.00%	1.00%	1.00%

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	1.12%	1.13%	1.18%	1.26%	1.48%

Net investment income	2.06%	2.49%	3.52%	4.33%	4.34%

Supplemental Data:
Net assets, end of year (000)	$276	$1,736	$1,985	$1,530	$1,113

Portfolio turnover rate	668.74%	590.37%	631.44%	399.63%	337.44%

(a)	Calculated using average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

See Notes to Financial Statements.

58

Financial Highlights (continued)

CORE FIXED INCOME FUND

	Class R2 Shares
	Year Ended 11/30				9/28/2007(a) to 11/30/2007
	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$11.39	$11.34	$ 9.89	$10.66	$10.50

Investment operations:

Net investment income(b)	.20	.25	.36	.44	.07

Net realized and unrealized gain (loss)	.33	.37	1.48	(.75)	.16

Total from investment operations	.53	.62	1.84	(.31)	.23

Distributions to shareholders from:

Net investment income	(.30)	(.33)	(.39)	(.46)	(.07)

Net realized gain	(.41)	(.24)	–	–	–

Total distributions	(.71)	(.57)	(.39)	(.46)	(.07)

Net asset value, end of period	$11.21	$11.39	$11.34	$ 9.89	$10.66

Total Return(c)	4.99%	5.74%	18.96%	(3.02)%	2.23	%(d)

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	1.28%	1.27%	1.15%	1.09%	.20	%(d)

Expenses, excluding interest expense, including expense reductions, management fee waived and expenses reimbursed	1.28%	1.27%	1.15%	1.09%	.19	%(d)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	1.28%	1.27%	1.33%	1.33%	.26	%(d)

Net investment income	1.77%	2.22%	3.39%	4.31%	.71	%(d)

Supplemental Data:
Net assets, end of period (000)	$1,480	$1,199	$213	$171	$10

Portfolio turnover rate	668.74%	590.37%	631.44%	399.63%	337.44%

(a)	Commencement of operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.

59

Financial Highlights (concluded)

CORE FIXED INCOME FUND

	Class R3 Shares
	Year Ended 11/30				9/28/2007(a) to 11/30/2007
	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$11.39	$11.34	$ 9.89	$10.66	$10.50

Investment operations:

Net investment income(b)	.21	.27	.35	.45	.08

Net realized and unrealized gain (loss)	.33	.36	1.51	(.75)	.16

Total from investment operations	.54	.63	1.86	(.30)	.24

Distributions to shareholders from:

Net investment income	(.31)	(.34)	(.41)	(.47)	(.08)

Net realized gain	(.41)	(.24)	–	–	–

Total distributions	(.72)	(.58)	(.41)	(.47)	(.08)

Net asset value, end of period	$11.21	$11.39	$11.34	$ 9.89	$10.66

Total Return(c)	5.10%	5.84%	19.08%	(2.97)%	2.25	%(d)

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	1.17%	1.16%	1.04%	1.04%	.18	%(d)

Expenses, excluding interest expense, including expense reductions, management fee waived and expenses reimbursed	1.17%	1.16%	1.04%	1.04%	.17	%(d)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	1.17%	1.17%	1.24%	1.29%	.24	%(d)

Net investment income	1.87%	2.40%	3.22%	4.29%	.73	%(d)

Supplemental Data:
Net assets, end of period (000)	$15,290	$14,205	$7,587	$257	$10

Portfolio turnover rate	668.74%	590.37%	631.44%	399.63%	337.44%

(a)	Commencement of operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.

60

Financial Highlights

TOTAL RETURN FUND

	Class A Shares
	Year Ended 11/30
	2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of year	$11.26	$11.02	$ 9.44	$10.48	$10.44

Investment operations:

Net investment income(a)	.32	.38	.44	.49	.46

Net realized and unrealized gain (loss)	.22	.40	1.61	(1.03)	.04

Total from investment operations	.54	.78	2.05	(.54)	.50

Distributions to shareholders from:

Net investment income	(.41)	(.44)	(.47)	(.50)	(.46)

Net realized gain	(.45)	(.10)	–	–	–

Total distributions	(.86)	(.54)	(.47)	(.50)	(.46)

Net asset value, end of year	$10.94	$11.26	$11.02	$ 9.44	$10.48

Total Return(b)	5.16%	7.27%	22.33%	(5.45)%	4.94%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.83%	.85%	.90%	.90%	1.05%

Expenses, excluding interest expense, including expense reductions, management fee waived and expenses reimbursed	.83%	.85%	.90%	.90%	.90%

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.83%	.86%	1.04%	1.05%	1.24%

Net investment income	2.94%	3.43%	4.30%	4.97%	4.50%

Supplemental Data:
Net assets, end of year (000)	$766,312	$718,778	$673,307	$467,605	$464,651

Portfolio turnover rate	607.17%	493.81%	597.74%	302.65%	333.35%

(a)	Calculated using average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

See Notes to Financial Statements.

61

Financial Highlights (continued)

TOTAL RETURN FUND

	Class B Shares
	Year Ended 11/30
	2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of year	$11.25	$11.01	$ 9.43	$10.46	$10.43

Investment operations:

Net investment income(a)	.23	.29	.38	.42	.40

Net realized and unrealized gain (loss)	.22	.40	1.61	(1.01)	.02

Total from investment operations	.45	.69	1.99	(.59)	.42

Distributions to shareholders from:

Net investment income	(.32)	(.35)	(.41)	(.44)	(.39)

Net realized gain	(.45)	(.10)	–	–	–

Total distributions	(.77)	(.45)	(.41)	(.44)	(.39)

Net asset value, end of year	$10.93	$11.25	$11.01	$ 9.43	$10.46

Total Return(b)	4.28%	6.43%	21.57%	(5.98)%	4.17%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	1.63%	1.62%	1.55%	1.55%	1.71%

Expenses, excluding interest expense, including expense reductions, management fee waived and expenses reimbursed	1.63%	1.62%	1.55%	1.55%	1.55%

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	1.63%	1.64%	1.69%	1.71%	1.89%

Net investment income	2.13%	2.65%	3.67%	4.15%	3.87%

Supplemental Data:
Net assets, end of year (000)	$32,566	$44,153	$48,221	$36,665	$38,089

Portfolio turnover rate	607.17%	493.81%	597.74%	302.65%	333.35%

(a)	Calculated using average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

See Notes to Financial Statements.

62

Financial Highlights (continued)

TOTAL RETURN FUND

	Class C Shares
	Year Ended 11/30
	2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of year	$11.25	$11.01	$ 9.43	$10.47	$10.44

Investment operations:

Net investment income(a)	.25	.31	.38	.42	.40

Net realized and unrealized gain (loss)	.22	.39	1.61	(1.02)	.02

Total from investment operations	.47	.70	1.99	(.60)	.42

Distributions to shareholders from:

Net investment income	(.34)	(.36)	(.41)	(.44)	(.39)

Net realized gain	(.45)	(.10)	–	–	–

Total distributions	(.79)	(.46)	(.41)	(.44)	(.39)

Net asset value, end of year	$10.93	$11.25	$11.01	$ 9.43	$10.47

Total Return(b)	4.48%	6.57%	21.43%	(5.98)%	4.16%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	1.48%	1.52%	1.55%	1.55%	1.70%

Expenses, excluding interest expense, including expense reductions, management fee waived and expenses reimbursed	1.48%	1.52%	1.55%	1.55%	1.55%

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	1.48%	1.53%	1.69%	1.70%	1.89%

Net investment income	2.30%	2.76%	3.65%	4.14%	3.84%

Supplemental Data:
Net assets, end of year (000)	$178,761	$187,548	$171,798	$113,387	$115,649

Portfolio turnover rate	607.17%	493.81%	597.74%	302.65%	333.35%

(a)	Calculated using average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

See Notes to Financial Statements.

63

Financial Highlights (continued)

TOTAL RETURN FUND

	Class F Shares
	Year Ended 11/30				9/28/2007(a) to 11/30/2007
	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$11.26	$11.02	$ 9.43	$10.47	$10.35

Investment operations:

Net investment income(b)	.33	.39	.46	.49	.08

Net realized and unrealized gain (loss)	.22	.40	1.63	(1.01)	.12

Total from investment operations	.55	.79	2.09	(.52)	.20

Distributions to shareholders from:

Net investment income	(.42)	(.45)	(.50)	(.52)	(.08)

Net realized gain	(.45)	(.10)	–	–	–

Total distributions	(.87)	(.55)	(.50)	(.52)	(.08)

Net asset value, end of period	$10.94	$11.26	$11.02	$ 9.43	$10.47

Total Return(c)	5.26%	7.41%	22.61%	(5.27)%	1.98	%(d)

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.73%	.73%	.65%	.64%	.13	%(d)

Expenses, excluding interest expense, including expense reductions, management fee waived and expenses reimbursed	.73%	.73%	.65%	.64%	.12	%(d)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.73%	.74%	.78%	.78%	.17	%(d)

Net investment income	3.08%	3.55%	4.38%	5.03%	.81	%(d)

Supplemental Data:
Net assets, end of period (000)	$741,101	$1,115,781	$850,194	$206,730	$10

Portfolio turnover rate	607.17%	493.81%	597.74%	302.65%	333.35%

(a)	Commencement of operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.

64

Financial Highlights (continued)

TOTAL RETURN FUND

	Class I Shares
	Year Ended 11/30
	2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of year	$11.28	$11.04	$ 9.45	$10.49	$10.46

Investment operations:

Net investment income(a)	.34	.41	.50	.53	.50

Net realized and unrealized gain (loss)	.22	.39	1.60	(1.03)	.03

Total from investment operations	.56	.80	2.10	(.50)	.53

Distributions to shareholders from:

Net investment income	(.43)	(.46)	(.51)	(.54)	(.50)

Net realized gain	(.45)	(.10)	–	–	–

Total distributions	(.88)	(.56)	(.51)	(.54)	(.50)

Net asset value, end of year	$10.96	$11.28	$11.04	$ 9.45	$10.49

Total Return(b)	5.36%	7.52%	22.72%	(5.01)%	5.21%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.63%	.63%	.55%	.55%	.72%

Expenses, excluding interest expense, including expense reductions, management fee waived and expenses reimbursed	.63%	.63%	.55%	.55%	.55%

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.63%	.64%	.70%	.71%	.90%

Net investment income	3.16%	3.65%	4.92%	5.14%	4.86%

Supplemental Data:
Net assets, end of year (000)	$36,987	$32,220	$29,750	$91,558	$170,881

Portfolio turnover rate	607.17%	493.81%	597.74%	302.65%	333.35%

(a)	Calculated using average shares outstanding during the year.
(b)	Total return assumes the reinvestment of all distributions.

See Notes to Financial Statements.

65

Financial Highlights (continued)

TOTAL RETURN FUND

	Class P Shares
	Year Ended 11/30
	2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of year	$11.31	$11.07	$ 9.48	$10.52	$10.49

Investment operations:

Net investment income(a)	.30	.36	.44	.48	.46

Net realized and unrealized gain (loss)	.22	.39	1.62	(1.02)	.02

Total from investment operations	.52	.75	2.06	(.54)	.48

Distributions to shareholders from:

Net investment income	(.39)	(.41)	(.47)	(.50)	(.45)

Net realized gain	(.45)	(.10)	–	–	–

Total distributions	(.84)	(.51)	(.47)	(.50)	(.45)

Net asset value, end of year	$10.99	$11.31	$11.07	$ 9.48	$10.52

Total Return(b)	4.89%	7.03%	22.25%	(5.51)%	4.74%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	1.08%	1.07%	1.00%	1.00%	1.15%

Expenses, excluding interest expense, including expense reductions, management fee waived and expenses reimbursed	1.08%	1.07%	1.00%	1.00%	1.00%

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	1.08%	1.09%	1.14%	1.15%	1.34%

Net investment income	2.74%	3.28%	4.22%	4.69%	4.43%

Supplemental Data:
Net assets, end of year (000)	$7,987	$15,068	$27,313	$19,264	$18,513

Portfolio turnover rate	607.17%	493.81%	597.74%	302.65%	333.35%

(a)	Calculated using average shares outstanding during the year.
(b)	Total return does assumes the reinvestment of all distributions.

See Notes to Financial Statements.

66

Financial Highlights (continued)

TOTAL RETURN FUND

	Class R2 Shares
	Year Ended 11/30				9/28/2007(a) to 11/30/2007
	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$11.26	$11.02	$ 9.43	$10.47	$10.35

Investment operations:

Net investment income(b)	.27	.34	.41	.47	.08

Net realized and unrealized gain (loss)	.23	.40	1.63	(1.03)	.12

Total from investment operations	.50	.74	2.04	(.56)	.20

Distributions to shareholders from:

Net investment income	(.37)	(.40)	(.45)	(.48)	(.08)

Net realized gain	(.45)	(.10)	–	–	–

Total distributions	(.82)	(.50)	(.45)	(.48)	(.08)

Net asset value, end of period	$10.94	$11.26	$11.02	$ 9.43	$10.47

Total Return(c)	4.74%	6.89%	22.04%	(5.56)%	1.90	%(d)

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	1.23%	1.23%	1.14%	1.05%	.20	%(d)

Expenses, excluding interest expense, including expense reductions, management fee waived and expenses reimbursed	1.23%	1.23%	1.14%	1.05%	.19	%(d)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	1.23%	1.24%	1.28%	1.20%	.24	%(d)

Net investment income	2.53%	3.06%	3.89%	4.83%	.74	%(d)

Supplemental Data:
Net assets, end of period (000)	$4,567	$2,856	$1,611	$176	$10

Portfolio turnover rate	607.17%	493.81%	597.74%	302.65%	333.35%

(a)	Commencement of operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.

67

Financial Highlights (concluded)

TOTAL RETURN FUND

	Class R3 Shares
	Year Ended 11/30				9/28/2007(a) to 11/30/2007
	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$11.26	$11.02	$ 9.43	$10.47	$10.35

Investment operations:

Net investment income(b)	.29	.35	.42	.47	.08

Net realized and unrealized gain (loss)	.22	.40	1.63	(1.02)	.12

Total from investment operations	.51	.75	2.05	(.55)	.20

Distributions to shareholders from:

Net investment income	(.38)	(.41)	(.46)	(.49)	(.08)

Net realized gain	(.45)	(.10)	–	–	–

Total distributions	(.83)	(.51)	(.46)	(.49)	(.08)

Net asset value, end of period	$10.94	$11.26	$11.02	$ 9.43	$10.47

Total Return(c)	4.86%	6.99%	22.15%	(5.51)%	1.92	%(d)

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	1.12%	1.13%	1.05%	1.04%	.18	%(d)

Expenses, excluding interest expense, including expense reductions, management fee waived and expenses reimbursed	1.12%	1.13%	1.05%	1.04%	.17	%(d)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	1.12%	1.14%	1.19%	1.19%	.22	%(d)

Net investment income	2.64%	3.10%	4.04%	4.69%	.75	%(d)

Supplemental Data:
Net assets, end of period (000)	$37,931	$25,423	$7,885	$2,075	$10

Portfolio turnover rate	607.17%	493.81%	597.74%	302.65%	333.35%

(a)	Commencement of operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.

68

Notes to Financial Statements

1.    ORGANIZATION

Lord Abbett Investment Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was organized as a Delaware statutory trust on August 16, 1993. The Trust currently consists of twelve funds. This report covers the following two funds (separately, a “Fund” and collectively, the “Funds”) and their respective classes: Lord Abbett Core Fixed Income Fund (“Core Fixed Income Fund”) and Lord Abbett Total Return Fund (“Total Return Fund”).

The investment objective of each Fund is to seek income and capital appreciation to produce a high total return. Each Fund has eight classes of shares: Class A, B, C, F, I, P, R2 and R3, each with different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class B, C, F, I, P, R2 and R3 shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in each Fund’s prospectus); Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will automatically convert to Class A shares on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted. The Funds’ Class P shares are closed to substantially all investors, with certain exceptions as set forth in the Funds’ prospectus. The Funds no longer issue Class B shares for purchase.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.    SIGNIFICANT ACCOUNTING POLICIES

(a)

Investment Valuation–Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC. Each Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued at the mean between the bid and asked prices on the basis of prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Exchange-traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of

69

Notes to Financial Statements (continued)

prices supplied by independent pricing services. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Trustees. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other income on the Statements of Operations. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)	Income Taxes–It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Funds’ filed U.S. federal tax returns remains open for the fiscal years ended November 30, 2008 through November 30, 2011. The statutes of limitations on the Trust’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses incurred by the Trust that do not specifically relate to an individual fund are generally allocated to the Funds within the Trust on a pro rata basis by relative net assets. Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, B, C, F, P, R2 and R3 shares bear their class-specific share of all expenses and fees relating to the Funds’ 12b-1 Distribution Plan.

(f)	Foreign Transactions–The books and records of each Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in each Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on investments, futures contracts and translation of assets and liabilities denominated in foreign currencies on each Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions are included in Net realized gain on investments, futures contracts and foreign currency related transactions on each Fund’s Statement of Operations. Each Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

The Funds use foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

70

Notes to Financial Statements (continued)

(g)	Forward Foreign Currency Exchange Contracts–Each Fund may enter into forward foreign currency exchange contracts in order to reduce their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings or gain or reduce exposure to foreign currency for investment purposes. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on investments, futures contracts and translation of assets and liabilities denominated in foreign currencies on each Fund’s Statement of Operations. The gain (loss) arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing of such contracts is included in Net realized gain on investments, futures contracts and foreign currency related transactions on each Fund’s Statement of Operations. As of November 30, 2011, the Funds had no open forward foreign currency exchange contracts.

(h)	Futures Contracts–Each Fund may purchase and sell futures contracts to enhance returns, to attempt to hedge some of its investment risk, or as a substitute position for holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by a Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. Each Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract. As of November 30, 2011, the Funds had no open futures contracts.

(i)	When-Issued, Forward Transactions or To-Be-Announced (“TBA”) Transactions–Each Fund may purchase portfolio securities on a when-issued or forward basis. When-issued, forward transactions or TBA transactions involve a commitment by a Fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the fair value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at each Fund’s custodian in order to pay for the commitment. At the time each Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and fair value of the security in determining its NAV. Each Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(j)	Mortgage Dollar Rolls–Each Fund may enter into mortgage dollar rolls in which a Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. During the roll period, each Fund loses the right to receive principal (including prepayments of principal) and interest paid on the securities sold.

71

Notes to Financial Statements (continued)

(k)	Repurchase Agreements–Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

(l)	Floating Rate Loans–Each Fund may invest in floating rate loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities (the “Borrower”) in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. A Fund records an investment when the Borrower withdraws money and records interest as earned. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or London InterBank Offered Rate (“LIBOR”).

The loans in which each Fund invests may be subject to some restrictions on resale. For example, each Fund may be contractually obligated to receive approval from the Agent and/or Borrower prior to the sale of these investments. Each Fund generally has no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, each Fund assumes the credit risk of the Borrower, the selling participant and any other persons interpositioned between each Fund and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants become insolvent or enter into bankruptcy, each Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

Unfunded commitments represent the remaining obligation of each Fund to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the unfunded portion. As of November 30, 2011, the Funds had no unfunded loan commitments.

(m)

Fair Value Measurements–Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk – for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in

72

Notes to Financial Statements (continued)

pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 - unadjusted quoted prices in active markets for identical investments;

•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 - significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2011 in valuing each Fund’s investments carried at fair value:

	Core Fixed Income Fund				Total Return Fund
Investment Type*	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$–	$102,306,362	$–	$102,306,362	$–	$201,406,514	$–	$201,406,514
Corporate Bonds	–	275,318,218	–	275,318,218	–	722,661,707	–	722,661,707
Floating Rate Loans	–	–	–	–	–	3,474,716	–	3,474,716
Foreign Government Obligations	–	8,552,555	–	8,552,555	–	46,486,047	–	46,486,047
Government Sponsored Enterprises Bond	–	–	–	–	–	8,957,894	–	8,957,894
Government Sponsored Enterprises Collateralized Mortgage Obligations	–	33,870,638	–	33,870,638	–	66,409,871	–	66,409,871
Government Sponsored Enterprises Pass-Throughs	–	270,448,152	–	270,448,152	–	510,201,295	–	510,201,295
Municipal Bonds	–	12,903,839	–	12,903,839	–	27,929,984	–	27,929,984
Non-Agency Commercial Mortgage-Backed Securities	–	76,106,388	–	76,106,388	–	169,461,802	–	169,461,802
Pass-Through Agency	–	–	–	–	–	24	–	24
U.S. Treasury Obligations	–	164,942,563	–	164,942,563	–	201,028,882	–	201,028,882
Repurchase Agreements	–	132,041,306	–	132,041,306	–	196,441,469	–	196,441,469
Total	$–	$1,076,490,021	$–	$1,076,490,021	$–	$2,154,460,205	$–	$2,154,460,205

*	See Schedule of Investments for fair values in each industry.

(n)

Disclosures about Derivative Instruments and Hedging Activities–Total Return Fund entered into forward foreign currency exchange contracts during the fiscal year ended November 30, 2011 (as described in note 2(g)). A forward foreign currency exchange contract reduces the Fund’s exposure to changes in the value of the currency it will deliver (or settle in

73

Notes to Financial Statements (continued)

cash) and increases its exposure to changes in the value of the currency it will receive (or settle in cash) for the duration of the contract. The Fund’s use of forward foreign currency exchange contracts involves the risk that Lord, Abbett & Co. LLC (“Lord Abbett”) will not accurately predict currency movements, and the Fund’s returns could be reduced as a result. Forward foreign currency exchange contracts are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. The Fund’s risk of loss from counterparty credit risk is the unrealized appreciation on forward foreign currency exchange contracts.

Total Return Fund entered into U.S. Treasury futures contracts during the fiscal year ended November 30, 2011 (as described in note 2(h)) to hedge against changes in interest rates. The Fund bears the risk of interest rates moving unexpectedly, in which case the Fund may not achieve the anticipated benefits of the futures contracts and realize a loss. There is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

Transactions in derivative instruments during the fiscal year ended November 30, 2011 were as follows:

Core Fixed Income Fund			Total Return Fund
	Interest Rate Contracts	Total	Interest Rate Contracts	Forward Foreign Currency Exchange Contracts	Total
Net Realized Gain (Loss)(1)
Futures Contracts	$189,274	$189,274	$(1,100,414)	$–	$(1,100,414)
Forward Foreign Currency Exchange Contracts	–	–	–	191,393	191,393
Net Change in Unrealized Appreciation/Depreciation(2)
Futures Contracts	$–	$–	$(151,359)	$–	$(151,359)
Forward Foreign Currency Exchange Contracts	–	–	–	(442,591)	(442,591)
Average Number of Contracts/Notional Amounts*
Futures Contracts(3)	36	36	25	–	25
Forward Foreign Currency Exchange Contracts(4)	$–	$–	$–	$4,402,536	$4,402,536

*	Calculated based on the number of contracts or notional amounts for the fiscal year ended November 30, 2011.
(1)	Statements of Operations location: Net realized gain on investments, futures contracts and foreign currency related transactions.
(2)	Statements of Operations location: Net change in unrealized appreciation/depreciation on investments, futures contracts and translation of assets and liabilities denominated in foreign currencies.
(3)	Amount represents number of contracts.
(4)	Amount represents notional amount in U.S. dollars.

74

Notes to Financial Statements (continued)

3.    MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Trust has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies each Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of each Fund’s investment portfolio.

The management fees are based on each Fund’s average daily net assets at the following annual rates:

First $1 billion	.45%
Next $1 billion	.40%
Over $2 billion	.35%

For the fiscal year ended November 30, 2011, for Core Fixed Income Fund and Total Return Fund, the effective management fee, net of waivers, was at an annualized rate of .45% and .42%, respectively.

For the twelve month period through March 31, 2011, Lord Abbett contractually agreed to waive all or a portion of Core Fixed Income Fund’s management fee and, if necessary, reimburse the Fund’s other expenses to the extent necessary so that the net annual operating expenses for each class, excluding 12b-1 fees, did not exceed an annual rate of .70%. Effective April 1, 2011 the contractual waiver/reimbursement for the Fund was discontinued.

In addition, Lord Abbett provides certain administrative services to each Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of each Fund’s average daily net assets.

Core Fixed Income Fund and Total Return Fund, along with certain other funds managed by Lord Abbett (collectively, the “Underlying Funds”), have entered into a Servicing Arrangement with Lord Abbett Balanced Strategy Fund and Lord Abbett Growth & Income Strategy Fund of Lord Abbett Investment Trust (each a “Fund of Funds”), pursuant to which each Underlying Fund pays a portion of the expenses (excluding management fees and distribution and service fees) of each Fund of Funds in proportion to the average daily value of the Underlying Fund shares owned by each Fund of Funds. Amounts paid pursuant to the Servicing Arrangement are included in Subsidy expense on each Fund’s Statement of Operations and Payable to affiliates on each Fund’s Statement of Assets and Liabilities.

As of November 30, 2011, the percentage of the Core Fixed Income Fund’s outstanding shares owned by Lord Abbett Balanced Strategy Fund was 3.07%. As of November 30, 2011, the percentage of the Total Return Fund’s outstanding shares owned by Lord Abbett Growth & Income Strategy Fund was .03%.

75

Notes to Financial Statements (continued)

12b-1 Distribution Plan

Each Fund has adopted a distribution plan with respect to Class A, B, C, F, P, R2 and R3 shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The fees are accrued daily at annual rates based upon each Fund’s average daily net assets as follows:

Fees*	Class A	Class B	Class C(1)	Class F	Class P	Class R2	Class R3
Service	.15%	.25%	.25%	–	.25%	.25%	.25%
Distribution	.05%	.75%	.75%	.10%	.20%	.35%	.25%

*	The Funds may designate a portion of the aggregate fee as attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. (“FINRA”) sales charge limitations.
(1)

The Rule 12b-1 fee each Fund pays on Class C shares is a blended rate based on 1.00% of each Fund’s average daily net assets attributable to Class C shares held for less than one year and .80% (.05% service, .75% distribution) of each Fund’s average daily net assets attributable to Class C shares held for one year or more. All Class C shareholders of a Fund will bear Rule 12b-1 fees at the same rate.

Class I shares do not have a distribution plan.

Commissions

Distributor received the following commissions on sales of shares of the Funds, after concessions were paid to authorized dealers, for the fiscal year ended November 30, 2011:

	Distributor Commissions	Dealers’ Concessions
Core Fixed Income Fund	$118,385	$757,534
Total Return Fund	203,200	1,332,443

Distributor received the following amount of CDSCs for the fiscal year ended November 30, 2011:

	Class A	Class C
Core Fixed Income Fund	$25,102	$29,752
Total Return Fund	20,807	38,023

Two Trustees and certain of the Trust’s officers have an interest in Lord Abbett.

4.    DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared daily and paid monthly. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

76

Notes to Financial Statements (continued)

The tax character of distributions paid during the fiscal years ended November 30, 2011 and 2010 was as follows:

	Core Fixed Income Fund		Total Return Fund
	11/30/2011	11/30/2010	11/30/2011	11/30/2010
Distributions paid from:
Ordinary income	$32,887,775	$25,526,485	$132,033,560	$95,792,120
Net long-term capital gains	8,218,764	74,450	31,465,759	–
Total distributions paid	$41,106,539	$25,600,935	$163,499,319	$95,792,120

Subsequent to the Funds’ fiscal year ended November 30, 2011, distributions were declared on December 14, 2011 and paid on December 16, 2011 to shareholders of record on December 15, 2011. The approximate amounts were as follows:

	Short-Term Capital Gains	Long-Term Capital Gains
Core Fixed Income Fund	$16,611,000	$4,518,000
Total Return Fund	47,027,000	30,532,000

As of November 30, 2011, the components of accumulated gains on a tax-basis were as follows:

	Core Fixed Income Fund	Total Return Fund
Undistributed ordinary income–net	$16,593,268	$46,935,653
Undistributed long-term capital gains	4,513,664	30,530,268
Total undistributed earnings	$21,106,932	$77,465,921
Temporary differences	(17,686)	(80,090)
Unrealized gains–net	5,038,685	7,934,024
Total accumulated gains–net	$26,127,931	$85,319,855

As of November 30, 2011, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Core Fixed Income Fund	Total Return Fund
Tax cost	$1,071,451,336	$2,146,526,184
Gross unrealized gain	9,581,141	29,141,877
Gross unrealized loss	(4,542,456)	(21,207,856)
Net unrealized security gain	$5,038,685	$7,934,021

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of premium amortization and wash sales.

Permanent items identified during the fiscal year ended November 30, 2011 have been reclassified among the components of net assets based on their tax basis treatment as follows:

	Distributions in Excess of Net Investment Income	Accumulated Net Realized Gain
Core Fixed Income Fund	$6,204,925	$(6,204,925)
Total Return Fund	17,365,095	(17,365,095)

77

Notes to Financial Statements (continued)

The permanent differences are attributable to the tax treatment of premium amortization, foreign currency transactions, certain securities, certain distributions, and paydown gains and losses.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed by the President of the United States. The Modernization Act includes numerous provisions that generally become effective for taxable years beginning after the date of enactment. Management is currently assessing the impact of the Modernization Act as it relates to the Funds.

5.    PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the fiscal year ended November 30, 2011 were as follows:

	U.S. Government Purchases*	Non-U.S. Government Purchases	U.S. Government Sales*	Non-U.S. Government Sales
Core Fixed Income Fund	$4,571,671,268	$672,466,565	$4,473,058,226	$398,558,381
Total Return Fund	11,806,662,020	1,656,313,491	11,912,775,635	1,727,986,361

*	Includes U.S. Government sponsored enterprises securities.

6.    TRUSTEES’ REMUNERATION

The Trust’s officers and the two Trustees who are associated with Lord Abbett do not receive any compensation from the Trust for serving in such capacities. Outside Trustees’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all outside Trustees under which outside Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Trustees’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Trustees’ fees on the Statements of Operations and in Trustees’ fees payable on the Statements of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

7.    EXPENSE REDUCTIONS

The Trust has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of each Fund’s expenses.

8.    CUSTODIAN AND ACCOUNTING AGENT

State Street Bank and Trust Company (“SSB”) is the Trust’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating each Fund’s NAV.

9.    INVESTMENT RISKS

Each Fund is subject to the general risks and considerations associated with investing in fixed income securities. The value of an investment will change as interest rates fluctuate in response to

78

Notes to Financial Statements (continued)

market movements. When interest rates rise, the prices of fixed income securities are likely to decline; when rates fall, such prices tend to rise.

Each Fund may invest a significant portion of its assets in asset backed securities and mortgage related securities, including those of such government sponsored enterprises as Federal Home Loan Mortgage Corporation and Federal National Mortgage Association. In addition, the Funds may invest in non-agency asset backed and mortgage related securities, which are issued by private institutions, not by government-sponsored enterprises. Such securities may be particularly sensitive to changes in economic conditions, including delinquencies and/or defaults, and changes in prevailing interest rates. These changes can affect the value, income and/or liquidity of such positions. When interest rates are declining, the value of these securities with prepayment features may not increase as much as other fixed income securities. Early principal repayment may deprive a Fund of income payments above current market rates. The prepayment rate also will affect the price and volatility of these securities. In addition, securities of government sponsored enterprises are guaranteed with respect to the timely payment of interest and principal by the particular enterprises involved, not by the U.S. Government.

The lower-rated or high yield bonds (also known as “junk” bonds) in which the Total Return Fund may invest are subject to greater price fluctuations, as well as additional risks.

Each Fund is subject to the risks associated with derivatives, which may be different from and greater than the risks associated with directly investing in securities. Derivatives may be subject to risks such as liquidity risk, leveraging risk, interest rate risk, market risk, and credit risk. Illiquid securities may lower the Funds’ returns since the Funds may be unable to sell these securities at their desired time or price. Derivatives also may involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the value of the underlying asset, rate or index. Whether a Fund’s use of derivatives is successful will depend on, among other things, the Fund’s ability to correctly forecast market movements, changes in foreign exchange and interest rates, and other factors. If a Fund incorrectly forecasts these and other factors, its performance could suffer.

Each Fund’s investment exposure to foreign companies presents increased market, liquidity, currency, political, information and other risks. The cost to a Fund’s use of forward foreign currency exchange contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions prevailing.

Each Fund may invest in floating rate or adjustable rate senior loans, which are subject to increased credit and liquidity risks. Senior loans are business loans made to borrowers that may be U.S. or foreign corporations, partnerships or other business entities. The senior loans in which the Funds invest may consist primarily of senior loans that are rated below investment grade or, if unrated, deemed by Lord Abbett to be equivalent to below investment grade securities. Below investment grade senior loans, as in the case of high yield debt securities, or junk bonds, are usually more credit sensitive than interest rate sensitive, although the value of these instruments may be impacted by broader interest rate swings in the overall fixed income market.

These factors can affect each Fund’s performance.

79

Notes to Financial Statements (continued)

10.    SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of beneficial interest were as follows:

Core Fixed Income Fund	Year Ended November 30, 2011		Year Ended November 30, 2010
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	13,291,527	$147,541,918	15,455,502	$173,605,805
Converted from Class B*	303,885	3,330,922	322,794	3,550,074
Reinvestment of distributions	1,841,007	20,047,195	1,313,521	14,616,516
Shares reacquired	(12,458,563)	(136,832,453)	(11,346,294)	(127,003,939)
Increase	2,977,856	$34,087,582	5,745,523	$64,768,456

Class B Shares
Shares sold	173,448	$1,921,756	491,274	$5,458,333
Reinvestment of distributions	102,429	1,109,290	98,584	1,090,064
Shares reacquired	(583,409)	(6,387,577)	(585,074)	(6,608,342)
Converted to Class A*	(304,734)	(3,330,922)	(323,655)	(3,550,074)
Decrease	(612,266)	$(6,687,453)	(318,871)	$(3,610,019)

Class C Shares
Shares sold	3,092,859	$34,209,218	4,187,456	$46,840,491
Reinvestment of distributions	449,018	4,861,295	293,173	3,244,127
Shares reacquired	(3,487,399)	(38,064,170)	(2,878,608)	(32,205,759)
Increase	54,478	$1,006,343	1,602,021	$17,878,859

Class F Shares
Shares sold	21,125,424	$230,384,767	5,959,312	$66,763,115
Reinvestment of distributions	542,927	5,967,069	108,198	1,214,388
Shares reacquired	(5,852,944)	(64,524,319)	(2,173,079)	(24,445,328)
Increase	15,815,407	$171,827,517	3,894,431	$43,532,175

Class I Shares
Shares sold	9,338,150	$104,854,149	1,583,132	$17,918,163
Reinvestment of distributions	164,105	1,802,784	34,479	387,398
Shares reacquired	(808,586)	(8,970,163)	(67,131)	(759,508)
Increase	8,693,669	$97,686,770	1,550,480	$17,546,053

Class P Shares
Shares sold	24,242	$263,866	99,959	$1,120,661
Reinvestment of distributions	1,571	17,159	2,542	28,378
Shares reacquired	(153,199)	(1,661,839)	(125,030)	(1,404,812)
Decrease	(127,386)	$(1,380,814)	(22,529)	$(255,773)

Class R2 Shares
Shares sold	75,543	$824,194	95,897	$1,070,646
Reinvestment of distributions	138	1,502	74	824
Shares reacquired	(48,901)	(536,029)	(9,494)	(107,017)
Increase	26,780	$289,667	86,477	$964,453

80

Notes to Financial Statements (continued)

Core Fixed Income Fund	Year Ended November 30, 2011		Year Ended November 30, 2010
Class R3 Shares	Shares	Amount	Shares	Amount
Shares sold	784,202	$8,657,641	830,411	$9,363,820
Reinvestment of distributions	73,918	805,433	38,704	431,992
Shares reacquired	(741,182)	(8,147,773)	(290,821)	(3,289,544)
Increase	116,938	$1,315,301	578,294	$6,506,268

*

Automatic conversion of Class B shares occurs on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted

Total Return Fund	Year Ended November 30, 2011		Year Ended November 30, 2010
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	24,369,912	$265,097,571	25,269,953	$279,770,152
Converted from Class B*	541,039	5,851,340	503,554	5,579,335
Reinvestment of distributions	4,754,119	51,085,260	2,862,700	31,611,955
Shares reacquired	(23,446,551)	(254,091,355)	(25,898,759)	(287,086,256)
Increase	6,218,519	$67,942,816	2,737,448	$29,875,186

Class B Shares
Shares sold	268,854	$2,921,468	927,739	$10,174,565
Reinvestment of distributions	234,845	2,516,002	154,394	1,698,870
Shares reacquired	(906,929)	(9,805,510)	(1,032,809)	(11,404,884)
Converted to Class A*	(541,624)	(5,851,340)	(504,081)	(5,579,335)
Decrease	(944,854)	$(10,219,380)	(454,757)	$(5,110,784)

Class C Shares
Shares sold	4,232,570	$46,096,965	5,647,821	$62,489,538
Reinvestment of distributions	723,338	7,761,244	401,532	4,425,802
Shares reacquired	(5,270,375)	(56,880,190)	(4,981,517)	(55,096,524)
Increase (decrease)	(314,467)	$(3,021,981)	1,067,836	$11,818,816

Class F Shares
Shares sold	26,816,851	$290,342,684	31,344,737	$346,071,551
Reinvestment of distributions	7,643,679	82,092,218	4,171,109	46,096,508
Shares reacquired	(65,806,354)	(721,856,517)	(13,566,285)	(150,809,159)
Increase (decrease)	(31,345,824)	$(349,421,615)	21,949,561	$241,358,900

Class I Shares
Shares sold	4,425,362	$48,435,531	1,728,227	$19,267,997
Reinvestment of distributions	261,019	2,813,167	115,913	1,284,959
Shares reacquired	(4,168,256)	(45,678,423)	(1,682,721)	(18,985,537)
Increase	518,125	$5,570,275	161,419	$1,567,419

Class P Shares
Shares sold	347,319	$3,805,587	451,718	$4,960,353
Reinvestment of distributions	57,135	616,549	39,707	439,908
Shares reacquired	(1,010,178)	(10,938,253)	(1,626,374)	(17,938,174)
Decrease	(605,724)	$(6,516,117)	(1,134,949)	$(12,537,913)

81

Notes to Financial Statements (concluded)

Total Return Fund	Year Ended November 30, 2011		Year Ended November 30, 2010
Class R2 Shares	Shares	Amount	Shares	Amount
Shares sold	247,351	$2,668,406	205,874	$2,280,402
Reinvestment of distributions	2,332	25,100	398	4,485
Shares reacquired	(85,841)	(933,504)	(98,775)	(1,087,548)
Increase	163,842	$1,760,002	107,497	$1,197,339

Class R3 Shares
Shares sold	2,557,518	$27,792,811	1,932,646	$21,409,130
Reinvestment of distributions	171,526	1,845,964	43,114	479,879
Shares reacquired	(1,519,435)	(16,367,803)	(433,220)	(4,810,881)
Increase	1,209,609	$13,270,972	1,542,540	$17,078,128

*

Automatic conversion of Class B shares occurs on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

82

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Lord Abbett Investment Trust and the Shareholders of the Lord Abbett Core Fixed Income Fund and Lord Abbett Total Return Fund:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Lord Abbett Core Fixed Income Fund and Lord Abbett Total Return Fund, (collectively the “Funds”), two of the portfolios constituting the Lord Abbett Investment Trust (the “Trust”), as of November 30, 2011, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of November 30, 2011, by correspondence with the custodian, brokers and agent banks; where replies were not received from brokers and agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds as of November 30, 2011, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

New York, New York

January 26, 2012

83

Basic Information About Management

The Board of Trustees (the “Board”) is responsible for the management of the business and affairs of the Trust in accordance with the laws of the State of Delaware. The Board appoints officers who are responsible for the day-to-day operations of the Trust and who execute policies authorized by the Board. The Board also approves an investment adviser to the Trust and continues to monitor the cost and quality of the services the investment adviser provides, and annually considers whether to renew the contract with the adviser. Generally, each Trustee holds office until his/her successor is elected and qualified or until his/her earlier resignation or removal, as provided in the Trust’s organizational documents.

Lord, Abbett & Co. LLC (“Lord Abbett”), a Delaware limited liability company, is the Trust’s investment adviser.

Interested Trustees

The following Trustees are associated with Lord Abbett and are “interested persons” of the Trust as defined in the Act. Mr. Dow and Ms. Foster are officers and directors or trustees of each of the 13 Lord Abbett-sponsored funds, which consist of 57 portfolios or series.

Name, Address and Year of Birth	Current Position and Length of Service with the Trust	Principal Occupation and Other Directorships During Past Five Years

Robert S. Dow Lord, Abbett & Co. LLC 90 Hudson Street Jersey City, NJ 07302 (1945)	Trustee since 1993 and Chairman since 1996

Principal Occupation: Senior Partner of Lord Abbett (since 2007) and was formerly Managing Partner (1996 - 2007) and Chief Investment Officer (1995 - 2007), joined Lord Abbett in 1972.

Other Directorships: None.

Daria L. Foster Lord, Abbett & Co. LLC 90 Hudson Street Jersey City, NJ 07302 (1954)	Trustee and President since 2006	Principal Occupation: Managing Partner of Lord Abbett (since 2007), and was formerly Director of Marketing and Client Service, joined Lord Abbett in 1990. Other Directorships: None.

Independent Trustees

The following Independent Trustees also are directors or trustees of each of the 13 Lord Abbett-sponsored funds, which consist of 57 portfolios or series.

Name, Address and Year of Birth	Current Position and Length of Service with the Trust	Principal Occupation and Other Directorships During Past Five Years

E. Thayer Bigelow Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1941)	Trustee since 1994

Principal Occupation: Managing General Partner, Bigelow Media, LLC (since 2000); Senior Adviser, Time Warner Inc. (1998 - 2000).

Other Directorships: Currently serves as director of Crane Co. (since 1984) and Huttig Building Products Inc. (since 1998). Previously served as a director of R.H. Donnelley Inc. (2009 - 2010) and Adelphia Communications Inc. (2003 - 2007).

84

Basic Information About Management (continued)

Name, Address and Year of Birth	Current Position and Length of Service with the Trust	Principal Occupation and Other Directorships During Past Five Years

Robert B. Calhoun, Jr. Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1942)	Trustee since 1998

Principal Occupation: Senior Advisor of Monitor Clipper Partners, a private equity investment fund (since 1997); President of Clipper Asset Management Corp. (1991 - 2009).

Other Directorships: Previously served as a director of Interstate Bakeries Corp. (1991 - 2008).

Evelyn E. Guernsey Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1955)	Trustee since 2011	Principal Occupation: CEO, Americas of J.P. Morgan Asset Management (2004 - 2010). Other Directorships: None.

Julie A. Hill Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1946)	Trustee since 2004

Principal Occupation: Owner and CEO of The Hill Company, a business consulting firm (since 1998).

Other Directorships: Currently serves as director of WellPoint, Inc., a health benefits company (since 1994). Previously served as a director of Resources Connection, Inc., a consulting firm (2004 - 2007).

Franklin W. Hobbs Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1947)	Trustee since 2000

Principal Occupation: Advisor of One Equity Partners, a private equity firm (since 2004).

Other Directorships: Currently serves as a director and Chairman of the Board of Ally Financial Inc., a financial services firm (since 2009) and as a director of Molson Coors Brewing Company (since 2002).

Thomas J. Neff Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1937)	Trustee since 1993

Principal Occupation: Chairman of Spencer Stuart (U.S.), an executive search consulting firm (since 1996).

Other Directorships: Currently serves as director of Ace, Ltd. (since 1997). Previously served as a director of Hewitt Associates, Inc. (2004 - 2010).

James L.L. Tullis Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1947)	Trustee since 2006

Principal Occupation: CEO of Tullis-Dickerson and Co. Inc., a venture capital management firm (since 1990).

Other Directorships: Currently serves as director of Crane Co. (since 1998). Previously served as a director of ViaCell, Inc. (2003 - 2007).

85

Basic Information About Management (continued)

Officers

None of the officers listed below have received compensation from the Trust. All of the officers of the Trust also may be officers of the other Lord Abbett-sponsored funds and maintain offices at 90 Hudson Street, Jersey City, NJ 07302. Unless otherwise indicated, the position(s) and title(s) listed under the “Principal Occupation During Past Five Years” column indicate each officer’s position(s) and title(s) with Lord Abbett.

Name and Year of Birth	Current Position with the Trust	Length of Service of Current Position	Principal Occupation During Past Five Years

Robert S. Dow (1945)	Chief Executive Officer and Chairman	Elected in 1996	Senior Partner of Lord Abbett (since 2007), and was formerly Managing Partner (1996 - 2007) and Chief Investment Officer (1995 - 2007), joined Lord Abbett in 1972.

Daria L. Foster (1954)	President	Elected in 2006	Managing Partner of Lord Abbett (since 2007), and was formerly Director of Marketing and Client Service, joined Lord Abbett in 1990.

Robert I. Gerber (1954)	Executive Vice President	Elected in 1998	Partner and Chief Investment Officer (since 2007), joined Lord Abbett in 1997 as Director of Taxable Fixed Income Management.

Robert A. Lee (1969)	Executive Vice President	Elected in 1998	Partner and Director, joined Lord Abbett in 1997.

Andrew H. O’Brien (1973)	Executive Vice President	Elected in 2007	Partner and Portfolio Manager, joined Lord Abbett in 1998.

Steven F. Rocco (1979)	Executive Vice President	Elected in 2010	Partner and Portfolio Manager, joined Lord Abbett in 2004.

Joel G. Serebransky (1958)	Executive Vice President	Elected in 2011	Portfolio Manager, joined Lord Abbett in 2011 and was formerly a founding partner and Managing Director of Navigare Partners, LLC (2005 - 2010).

Harold E. Sharon (1960)	Executive Vice President	Elected in 2005	Partner and Director, joined Lord Abbett in 2003.

Stacy P. Allen (1967)	Vice President	Elected in 2009	Partner and Chief Administrative Officer, joined Lord Abbett in 2003.

86

Basic Information About Management (continued)

Name and Year of Birth	Current Position with the Trust	Length of Service of Current Position	Principal Occupation During Past Five Years

James W. Bernaiche (1956)	Chief Compliance Officer	Elected in 2004	Partner and Chief Compliance Officer, joined Lord Abbett in 2001.

Joan A. Binstock (1954)	Chief Financial Officer and Vice President	Elected in 1999	Partner and Chief Operations Officer, joined Lord Abbett in 1999.

John K. Forst (1960)	Vice President and Assistant Secretary	Elected in 2005	Deputy General Counsel, joined Lord Abbett in 2004.

Lawrence H. Kaplan (1957)	Vice President and Secretary	Elected in 1997	Partner and General Counsel, joined Lord Abbett in 1997.

David J. Linsen (1974)	Vice President	Elected in 2011	Partner and Director, joined Lord Abbett in 2001.

Steven M. Lipper (1961)	Vice President	Elected in 2011	Director, Product Management, joined Lord Abbett in 2004.

A. Edward Oberhaus, III (1959)	Vice President	Elected in 1996	Partner and Director, joined Lord Abbett in 1983.

Thomas R. Phillips (1960)	Vice President and Assistant Secretary	Elected in 2008	Partner and Deputy General Counsel, joined Lord Abbett in 2006.

Walter H. Prahl (1958)	Vice President	Elected in 1998	Partner and Director, joined Lord Abbett in 1997.

Frederick J. Ruvkun (1957)	Vice President	Elected in 2011	Partner and Director, joined Lord Abbett in 2006.

Lawrence B. Stoller (1963)	Vice President and Assistant Secretary	Elected in 2007	Partner and Senior Deputy General Counsel, joined Lord Abbett in 2007 and was formerly an Executive Vice President and the General Counsel at Cohen & Steers Capital Management, Inc. (1999 - 2007).

Leah G. Traub (1979)	Vice President	Elected in 2011	Director of Currency Management, joined Lord Abbett in 2007 and was formerly a Research Economist at Princeton Economics Group (2006 - 2007) and Research Assistant and Lecturer at Rutgers University (2003 - 2007).

87

Basic Information About Management (concluded)

Name and Year of Birth	Current Position with the Trust	Length of Service of Current Position	Principal Occupation During Past Five Years

Kewjin Yuoh (1971)	Vice President	Elected in 2011	Portfolio Manager, joined Lord Abbett in 2010 and was formerly a Senior Vice President – Director of Fundamental Research and Senior Portfolio Manager at Alliance Bernstein, LLP (2003 - 2010).

Bernard J. Grzelak (1971)	Treasurer	Elected in 2003	Partner and Director of Fund Administration, joined Lord Abbett in 2003.

Please call 888-522-2388 for a copy of the statement of additional information (“SAI”), which contains further information about the Trust’s Trustees. It is available free upon request.

88

Householding

The Trust has adopted a policy that allows it to send only one copy of each Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to each Fund’s portfolio securities, and information on how Lord Abbett voted each Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330).

Tax Information

For foreign shareholders, all of the distributions paid by the Core Fixed Income Fund and the Total Return Fund represent interest-related dividends.

Additionally, of the distributions paid to shareholders during the fiscal year ended November 30, 2011, the following amounts represent long-term capital gains.

Fund Name
Core Fixed Income Fund	$8,218,764
Total Return Fund	31,465,759

89

This page is intentionally left blank.

This report, when not used for the general Information of shareholders of the fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett Mutual Fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Investment Trust

Lord Abbett Core Fixed Income Fund

Lord Abbett Total Return Fund

LACCBE-2-1111

(01/12)

2011

LORD ABBETT

ANNUAL

REPORT

Lord Abbett

Convertible Fund

Floating Rate Fund

High Yield Fund

Income Fund

Inflation Focused Fund

Short Duration Income Fund

For the fiscal year ended November 30, 2011

Lord Abbett Investment Trust

Convertible Fund, Floating Rate Fund, High Yield Fund, Income Fund, Inflation Focused Fund and Short Duration Income Fund

Annual Report

For the fiscal year ended November 30, 2011

From left to right: Robert S. Dow, Director and Chairman of the Lord Abbett Funds; E. Thayer Bigelow, Independent Lead Director of the Lord Abbett Funds; and Daria L. Foster, Director and President of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this overview of the performance of the Funds for the fiscal year ended November 30, 2011. On this page and the following pages, we discuss the major factors that influenced fiscal year performance. For detailed and more timely information about the Funds, please visit our Website at www.lordabbett.com, where you also can access the quarterly commentaries that provide updates on each Fund’s performance and other portfolio related updates.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best Regards,

Robert S. Dow

Chairman

Convertible Fund

For the fiscal year ended November 30, 2011, the Fund returned -5.07%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared to its benchmark, the BofA Merrill Lynch All Convertibles, All Qualities Index,1 which returned -1.90% over the same period.

Convertible market performance lagged both equity and bond market performance during the period. The past year’s market behavior can best be explained by comparing the first six months of the period with the latter six months of the period. In the first six months, convertibles performed largely as expected, capturing approximately 67% of gains in up months and approximately 55% of losses in down months in the S&P 500®

Index.2 Beginning in June, as equity markets entered a period of volatility, convertibles did not provide the downside protection typically expected. From June 2011 through November 2011, the S&P 500 Index fell 6.25%, while the BofA Merrill Lynch All Convertibles, All Qualities Index fell 11.05%. During this period, there was a significant widening of credit spreads. High-yield spreads rose from 5.38% at the end of May to 7.80% at the end of November. With the high concentration of sub-investment-grade issues, the convertible market was negatively impacted by widening credit spreads.

Detracting from Fund performance during the period was the health care sector; in particular, selection within the biotechnology and pharmaceuticals industries. Health care came under pressure as the need for government spending cuts and uncertainty regarding Medicare reimbursements weighed on investors. Human Genome, a biopharmaceutical company, was negatively impacted by lower revenues and higher costs related to its new lupus drug. Holdings in United Therapeutics, a biotechnology company, also slipped in value as clinical data were not sufficient for a new hypertension drug. The consumer staples sector also detracted from Fund performance. Within the sector, alcoholic beverages producer Central European Distribution Co. suffered after lowering earning estimates due to licensing issues in Russia and costs associated with the launching of a new brand of vodka.

The transportation and technology sectors contributed to Fund performance during the period. Selection within the semiconductor and software applications and systems industries helped Fund performance. Intel has benefited from increasing sales, high profit margins, and a strong competitive position in the microprocessor industry. Nuance Communications, Inc., a voice and language solutions firm, benefited from the launch of Apple’s iPhone 4S, which uses speech-recognition software produced by Nuance. In transportation, the Fund’s position within the airline industry helped Fund performance. The Fund was underweight in the airline industry, which declined sharply over the period. The Fund was overweight in railroads, which outperformed during the period.

Floating Rate Fund

For the fiscal year ended November 30, 2011, the Fund returned 1.65%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared to its benchmark, the Credit Suisse Leveraged Loan Index,3 which returned 2.63% over the same period.

Slower global economic growth and European sovereign debt concerns led to a general flight to quality and aversion to credit risk during the period. As a result, Treasuries and municipal bonds were two of the best performing sectors of the debt market for the 12-month period. Despite strong credit fundamentals, the loan market underperformed Treasuries during the period. Fund flows into the loan market for the period were positive despite outflows in the latter half of the year. As of December 2011, the trailing 12-month institutional leveraged loan default rate fell to 0.57% versus 2.89% as of December 2010.

Detracting from Fund performance during the period was an underweight allocation to loans rated below ‘CCC’ and ‘NR’ (not rated). In terms of absolute performance, only two sectors had a negative contribution to Fund performance: land transportation and utilities. The Fund, however, was underweight in the utilities sector. Though providing positive returns, the sectors adding the least to absolute performance were food and drug, media/telecommunications-broadcasting, and wireless communications.

Contributing to Fund performance during the period was an underweight allocation to ‘CCC’ rated holdings. In terms of absolute performance, the sectors adding most to Fund performance were financials, service, and information technology. The Fund maintained a small allocation to high-yield bonds, which also contributed to performance, as the high-yield market outperformed the loan market during the period.

High Yield Fund

For the fiscal year ended November 30, 2011, the Fund returned 2.52%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared to its benchmark, the BofA Merrill Lynch High Yield Master II Constrained Index,6 which returned 3.63% over the same period.

Slower global economic growth and European sovereign debt concerns led to a general flight to quality and an aversion to credit risk during the period. As a result, Treasuries and municipal bonds were two of the best performing sectors of the bond market for the 12-month period. Despite strong credit fundamentals, the investment-grade and high-yield corporate bond markets underperformed Treasuries during the period.

Detracting from Fund performance was an overweight to ‘B’ rated credits and an underweight to BB rated securities. As a flight to quality occurred during the period and investors were risk-averse, the higher-quality segment of the high-yield market outperformed the lower-rated portion. Also detracting from Fund performance were certain non-U.S. bonds.

Contributing to performance was the Fund’s overweight to the energy and automotive sectors. These sectors were among the top performers within the index. Also adding to performance was the Fund’s underweight to the printing and publishing and banking sectors. These sectors were among the weaker performers within the index.

Income Fund

For the fiscal year ended November 30, 2011, the Fund returned 4.64%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared to its benchmark, the Barclays Capital U.S. Aggregate Bond Index,4 which returned 5.52% over the same period.

Slower global economic growth and European sovereign debt concerns led to a general flight to quality and aversion to credit risk during the period. As a result, Treasuries and municipal bonds were two of the best performing sectors of the bond market for the 12-month period. Despite strong credit fundamentals, high-grade and high-yield corporate bond markets underperformed Treasuries during period.

The most significant detractor from Fund performance was the Fund’s positioning in investment-grade corporates. This was somewhat offset, however, by the Fund’s security selection in the sector. In addition, the Fund’s underweight in fixed-rate agency mortgage-backed securities (MBS) also detracted from the Fund’s performance. The Fund’s security selection within the commercial mortgage-backed securities sector (CMBS) detracted from Fund performance for the period. This was largely offset by our overweight position within the sector.

Contributing to Fund performance was our exposure to high-yield corporate bonds and the Fund’s security selection within the sector, where the Fund favored the more highly rated ‘BB’ and ‘B’ credits, which outperformed lower-rated bonds during the period. In addition, the Fund’s overweight in municipal bonds contributed to Fund performance, as the municipal markets recovered from volatility earlier in the period and the issuance of debt was much lower compared with a year ago.

Inflation Focused Fund

For the period from April 29, 2011 to November 30, 2011, the Fund returned -2.39%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared to its benchmark, the Barclays Capital U.S. 1-3 year Government/Credit Bond Index,5 which returned approximately 0.82% over the same period.

Slower global economic growth and European sovereign debt concerns led to a general flight to quality and aversion to credit risk during the period. As a result, Treasuries and municipal bonds were two of the best performing sectors of the bond market for the 12-month period. Despite strong credit fundamentals, the high-grade and high-yield bond markets underperformed Treasuries during the period.

The most significant detractor from Fund performance was the Fund’s positioning in lower-rated corporates. The Fund’s holdings in investment-grade corporate bonds had a negative impact on performance, as we concentrated largely on ‘BBB’ rated bonds, which underperformed higher-rated issues. Similarly, the Fund’s exposure to high-yield corporates was a negative for performance. In addition, the Fund’s utilization of Consumer Price Index (CPI) swaps detracted from Fund performance, as inflation concerns remained subdued.

Contributing to Fund performance was our positioning in asset-backed securities (ABS). The Fund’s ABS holdings, which consist primarily of credit card receivables and auto loans, are concentrated largely in the most senior ‘AAA’ rated issues, most with very short remaining weighted average lives to maturity. In addition, the Fund’s underweight in sovereign debt added to performance, as yield spreads widened due to ongoing sovereign debt problems in Greece and other peripheral European countries.

Short Duration Income Fund

For the fiscal year ended November 30, 2011, the Fund returned 2.58%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared to its benchmark, the Barclays Capital U.S. 1-3 year Government/Credit Bond Index,5 which returned 1.36% over the same period.

Slower global economic growth and European sovereign debt concerns led to a general flight to quality and aversion to credit risk during the period. As a result, Treasuries and municipal bonds were two of the best performing sectors of the bond market for the 12-month period. Despite strong credit fundamentals, high-grade and high-yield corporate bond markets underperformed Treasuries during period.

The most significant factor contributing to overall Fund performance was the Fund’s overall allocation to and in particular security selection in high-yield (or “junk”) corporate bonds. The Fund’s overweight in higher-rated issues within the sector helped the Fund’s performance, as ‘BB’ and ‘B’ rated issues outperformed ‘CCC’ issues during the period. In addition, the Fund’s positioning in asset-backed securities (ABS) including commercial mortgage-backed securities (CMBS) added to Fund performance, as the Fund concentrated on those securities with higher levels of credit enhancements.

Detracting from Fund performance was the Fund’s positioning in agency debentures. Both the Fund’s underweight, as well as security selection within the sector detracted from performance. The Fund reduced our exposure to agency debentures throughout the period and held a very small position in the sector at the end of the period. In addition, the Fund’s security selection within the municipal bond sector detracted from Fund performance.

Each Fund’s portfolio is actively managed and, therefore, its holdings and the weightings of a particular issuer or particular sector as a percentage of portfolio assets are subject to change. Sectors may include many industries.

1  The BofA Merrill Lynch All Convertibles, All Qualities Index contains issues that have a greater than $50 million aggregate market value. The issues are U.S. dollar-denominated, sold into the U.S. market and publicly traded in the United States.

2  The S&P 500® Index is widely regarded as the standard for measuring large-cap U.S. stock market performance and includes a representative sample of leading companies in leading industries.

3  The Credit Suisse Leveraged Loan Index is designed to mirror the investable universe of the U.S. dollar-denominated leveraged loan market. The Credit Suisse Leveraged Loan Index is an unmanaged, trader-priced index that tracks leveraged loans. The Credit Suisse Leveraged Loan Index, which includes reinvested dividends, has been taken from published sources.

4  The Barclays Capital U.S. Aggregate Bond Index is an unmanaged index composed of securities from the Barclays Capital Government/Corporate Bond Index, Mortgage-Backed Securities Index and the Asset-Backed Securities Index. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indexes are rebalanced monthly by market capitalization.

5  The Barclays Capital U.S. 1-3 year Government/Credit Bond Index is an unmanaged index that is designed to represent a combination of the Government Bond Index and the Corporate Bond Index, and includes U.S. government Treasury and agency securities, corporate bonds, and Yankee bonds.

6  The BofA Merrill Lynch U.S. High Yield Master II Constrained Index is a market value-weighted index of all domestic and Yankee high-yield bonds, including deferred interest bonds and payment–in-kind securities. Issues included in the index have maturities of one year or more and have a credit rating lower than BB-/Baa3, but are not in default. The BofA Merrill Lynch U.S. High Yield Master II Constrained Index limits any individual issuer to a maximum of 2% benchmark exposure.

Unless otherwise specified, indexes reflect total return, with all dividends reinvested. Indexes are unmanaged, do not reflect the deduction of fees or expenses, and are not available for direct investment.

Important Performance and Other Information Performance data quoted in the following pages reflect past performance and are no guarantee of future results. Current performance may be higher or lower than the performance quoted. The investment return and principal value of an investment in the Fund will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost. You can obtain performance data current to the most recent month end by calling Lord Abbett at 888-522-2388 or referring to www.lordabbett.com.

Except where noted, comparative Fund performance does not account for the deduction of sales charges and would be different if sales charges were included. The Fund offers several classes of shares with distinct pricing options. For a full description of the differences in pricing alternatives, please see the Fund’s prospectus.

During certain periods shown, expense waivers and reimbursements were in place for High Yield Fund and Inflation Focused Fund. Without such expense reimbursements, the Funds’ returns would have been lower.

The annual commentary above discusses the views of the Funds’ management and various portfolio holdings of the Fund as of November 30, 2011. These views and portfolio holdings may have changed after this date. Information provided in the commentary is not a recommendation to buy or sell securities. Because the Funds’ portfolio is actively managed and may change significantly, the Funds’ may no longer own the securities described above or may have otherwise changed their positions in the securities. For more recent information about the Funds’ portfolio holdings, please visit www.lordabbett.com.

A Note about Risk: See Notes to Financial Statements for a discussion of investment risks. For a more detailed discussion of the risks associated with the Fund, please see the Fund’s prospectus.

Mutual funds are not insured by the FDIC, are not deposits or other obligations of, or guaranteed by, banks, and are subject to investment risks including possible loss of principal amount invested.

Convertible Fund

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares with the same investment in the BofA Merrill Lynch All Convertible Index, assuming reinvestment of all dividends and distributions. The performance of the other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is no guarantee of future results.

Average Annual Total Returns at Maximum Applicable

Sales Charge for the Periods Ended November 30, 2011

	1 Year	5 Years	Life of Class
Class A3	-7.21%	0.58%	3.90%
Class B4	-9.46%	0.22%	3.53%
Class C5	-5.62%	0.39%	3.51%
Class F6	-4.92%	–	-0.59%
Class I7	-4.81%	1.38%	4.56%
Class P8	-5.23%	0.93%	4.09%
Class R2[9]	-5.30%	–	-0.85%
Class R3[10]	-5.25%	–	-0.98%

Standardized Yield for the Period Ended November 30, 2011

Class A	Class B	Class C	Class F	Class I	Class P	Class R2	Class R3
1.66%	0.90%	1.05%	1.80%	1.90%	1.46%	1.31%	1.40%

1    Reflects the deduction of the maximum initial sales charge of 2.25%.

2    Performance for the unmanaged index does not reflect any fees or expenses. The performance of the index is not necessarily representative of the Fund’s performance. Performance for the index begins on June 30, 2003.

3    Class A shares commenced operations on June 23, 2003 and performance for the Class began on June 30, 2003. Total return, which is the percentage change in net asset value, after deduction of the maximum initial sales charge of 2.25% applicable to Class A shares, with all dividends and distributions reinvested for the periods shown ended November 30, 2011, is calculated using the SEC-required uniform method to compute such return.

4    Class B shares commenced operations on June 23, 2003 and performance for the Class began on June 30, 2003. Performance reflects the deduction of a CDSC of 4% for 1 year, 1% for 5 years and 0% for the Life of Class. Class B shares automatically convert to Class A shares after approximately 8 years. (There is no initial sales charge for automatic conversions.)

5    Class C shares commenced operations on June 23, 2003 and performance for the Class began on June 30, 2003. The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance is at net asset value.

6    Class F shares commenced operations and performance for the Class began on September 28, 2007. Performance is at net asset value.

7    Class I shares commenced operations on June 23, 2003 and performance for the Class began on June 30, 2003. Performance is at net asset value.

8    Class P shares commenced operations on June 23, 2003 and performance for the Class began on June 30, 2003. Performance is at net asset value.

9    Class R2 shares commenced operations and performance for the Class began on September 28, 2007. Performance is at net asset value.

10    Class R3 shares commenced operations and performance for the Class began on September 28, 2007. Performance is at net asset value.

Floating Rate Fund

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares with the same investment in the Credit Suisse Leveraged Loan Index, assuming reinvestment of all dividends and distributions. The performance of the other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. During certain periods, expenses of the Fund have been waived or reimbursed by Lord Abbett; without such waiver or reimbursement of expenses, the Fund’s returns would have been lower. Past performance is no guarantee of future results.

Average Annual Total Returns at Maximum Applicable

Sales Charge for the Periods Ended November 30, 2011

	1 Year	Life of Class
Class A3	-0.59%	2.65%
Class C4	0.79%	2.50%
Class F5	1.74%	3.40%
Class I6	1.74%	3.58%
Class R2[7]	1.25%	3.28%
Class R3[8]	1.25%	3.19%

Standardized Yield for the Period Ended November 30, 2011

Class A	Class C	Class F	Class I	Class R2	Class R3
4.82%	4.22%	5.03%	5.08%	4.53%	4.63%

1    Reflects the deduction of the maximum initial sales charge of 2.25%.

2    Performance for the unmanaged index does not reflect any fees or expenses. The performance of the index is not necessarily representative of the Fund’s performance. Performance for the index begins on December 31, 2007.

3    Class A commenced operations on December 14, 2007 and performance for the Class began on December 31, 2007. Total return, which is the percentage change in net asset value, after deduction of the maximum initial sales charge of 2.25% applicable to Class A shares, with all dividends and distributions reinvested for the periods shown ended November 30, 2011, is calculated using the SEC–required uniform method to compute such return.

4    Class C commenced operations on December 14, 2007 and performance for the Class began on December 31, 2007. The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance is at net asset value.

5    Class F shares commenced operations on December 14, 2007 and performance for the Class began on December 31, 2007. Performance is at net asset value.

6    Class I shares commenced operations on December 14, 2007 and performance for the Class began on December 31, 2007. Performance is at net asset value.

7    Class R2 shares commenced operations on December 14, 2007 and performance for the Class began on December 31, 2007. Performance is at net asset value.

8    Class R3 shares commenced operations on December 14, 2007 and performance for the Class began on December 31, 2007. Performance is at net asset value.

High Yield Fund

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares with the same investment in the BofA Merrill Lynch High Yield Master II Constrained Index assuming reinvestment of all dividends and distributions. The performance of the other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. During certain periods, expenses of the Fund have been waived or reimbursed by Lord Abbett; without such waiver or reimbursement of expenses, the Fund’s returns would have been lower. Past performance is no guarantee of future results.

Average Annual Total Returns at Maximum Applicable

Sales Charge for the Periods Ended November 30, 2011

	1 Year	5 Years	10 Years	Life of Class
Class A3	0.17%	6.14%	7.03%	–
Class B4	-1.96%	5.73%	6.73%	–
Class C5	1.78%	5.86%	6.57%	–
Class F6	2.74%	–	–	6.85%
Class I7	2.63%	6.89%	7.63%	–
Class P8	2.35%	6.45%	–	8.05%
Class R2[9]	2.17%	–	–	6.49%
Class R3[10]	2.27%	–	–	6.60%
Standardized Yield for the Period Ended November 30, 2011

Class A	Class B	Class C	Class F	Class I	Class P	Class R2	Class R3
7.32%	6.72%	6.78%	7.61%	7.71%	7.28%	7.13%	7.23%

1    Reflects the deduction of the maximum initial sales charge of 2.25%.

2    Performance for the unmanaged index does not reflect any fees or expenses. The performance of the index is not necessarily representative of the Fund’s performance.

3    Total return, which is the percentage change in net asset value, after deduction of the maximum initial sales charge of 2.25% applicable to Class A shares, with all dividends and distributions reinvested for the periods shown ended November 30, 2011 is calculated using the SEC-required uniform method to compute such return.

4    Performance reflects the deduction of a CDSC of 4% for 1 year, 1% for 5 years and 0% for 10 years. Class B shares automatically convert to Class A shares after approximately 8 years. (There is no initial sales charge for automatic conversions.) All returns for periods greater than 8 years reflect this conversion.

5    The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance is at net asset value.

6    Class F shares commenced operations and performance for the Class began on September 28, 2007. Performance is at net asset value.

7    Performance is at net asset value.

8    Class P shares commenced operations and performance for the Class began on December 31, 2002. Performance is at net asset value.

9    Class R2 shares commenced operations and performance for the Class began on September 28, 2007. Performance is at net asset value.

10    Class R3 shares commenced operations and performance for the Class began on September 28, 2007. Performance is at net asset value.

Income Fund

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares with the same investment in the Barclays Capital U.S. Aggregate Bond Index and the Barclays Capital Baa Corporate Bond Index, assuming reinvestment of all dividends and distributions. The performance of the other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. During certain periods, expenses of the Fund have been waived or reimbursed by Lord Abbett; without such waiver or reimbursement of expenses, the Fund’s returns would have been lower. Past performance is no guarantee of future results.

Average Annual Total Returns at Maximum Applicable

Sales Charge for the Periods Ended November 30, 2011

	1 Year	5 Years	10 Years	Life of Class
Class A3	2.14%	7.05%	5.56%	–
Class B4	-0.15%	6.63%	5.25%	–
Class C5	3.94%	6.82%	5.11%	–
Class F6	4.73%	–	–	8.63%
Class I7	5.20%	7.86%	–	6.54%
Class R2[8]	4.24%	–	–	8.94%
Class R3[9]	4.36%	–	–	8.78%

Standardized Yield for the Period Ended November 30, 2011

Class A	Class B	Class C	Class F	Class I	Class R2	Class R3
4.50%	3.82%	3.92%	4.65%	4.82%	4.23%	4.32%

1    Reflects the deduction of the maximum initial sales charge of 2.25%.

2    Performance for each unmanaged index does not reflect any fees or expenses. The performance of each index is not necessarily representative of the Fund’s performance.

3    Total return, which is the percentage change in net asset value, after deduction of the maximum initial sales charge of 2.25% applicable to Class A shares, with all dividends and distributions reinvested for the periods shown ended November 30, 2011, is calculated using the SEC-required uniform method to compute such return.

4    Performance reflects the deduction of a CDSC of 4% for 1 year, 1% for 5 years and 0% for 10 years. Class B shares automatically convert to Class A shares after approximately 8 years. (There is no initial sales charge for automatic conversions.) All returns for periods greater than 8 years reflect this conversion.

5    The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance is at net asset value.

6    Class F shares commenced operations and performance for the Class began on September 28, 2007. Performance is at net asset value.

7    Class I shares commenced operations and performance for the Class began on October 19, 2004. Performance is at net asset value.

8    Class R2 shares commenced operations and performance for the Class began on July 2, 2008. Performance is at net asset value.

9    Class R3 shares commenced operations and performance for the Class began on July 2, 2008. Performance is at net asset value.

Inflation Focused Fund

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares to the same investment in the Barclays Capital 1-3 Year Government/Credit Bond Index, Barclays Capital U.S. TIPS Index 1-5 Years and the Consumer Price Index for all Urban Consumers (“CPI-U”) assuming reinvestment of all dividends and distributions. The performance of other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. During certain periods, expenses of the Fund have been waived or reimbursed by Lord Abbett; without such waiver or reimbursement of expenses, the Fund’s returns would have been lower. Past performance is no guarantee of future results.

Average Annual Total Returns at Maximum Applicable

Sales Charge for the Period Ended November 30, 2011

Life of Class*
Class A3	-7.70%
Class C4	-6.26%
Class F5	-3.88%
Class I6	-3.88%
Class R2[7]	-4.29%
Class R3[8]	-4.19%

Standardized Yield for the Period Ended November 30, 2011

Class A	Class C	Class F	Class I	Class R2	Class R3
3.12%	2.38%	3.30%	3.41%	2.80%	2.90%

1    Reflects the deduction of the maximum initial sales charge of 2.25%.

2    Performance for the unmanaged index does not reflect any fees or expenses. The performance of the index is not necessarily representative of the Fund’s performance.

3    Total return, which is the percent change in value, after deduction of the maximum initial sales charge of 2.25% applicable to Class A shares, with all dividends and distributions reinvested for period shown ended November 30, 2011, is calculated using the SEC required uniform method to compute such return. Class A shares commenced operations on April 20, 2011. Performance for the Class began April 29, 2011.

4    Class C shares commenced operations on April 20, 2011. The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance for the Class began April 29, 2011. Performance is at net asset value.

5    Class F shares commenced operations on April 20, 2011. Performance for the Class began April 29, 2011. Performance is at net asset value.

6    Class I shares commenced operations on April 20, 2011. Performance for the Class began April 29, 2011. Performance is at net asset value.

7    Class R2 shares commenced operations on April 20, 2011 and performance for the Class began on April 29, 2011. Performance is at net asset value.

8    Class R3 shares commenced operations on April 20, 2011 and performance for the Class began on April 29, 2011. Performance is at net asset value.

*    Because Class A, C, F, I, R2 and R3 shares have existed for less than one year, average annual returns are not provided.

Short Duration Income Fund

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares with the same investment in the Barclays Capital 1-3 Year Government/Credit Bond Index, assuming reinvestment of all dividends and distributions. The performance of the other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. During certain periods, expenses of the Fund have been waived or reimbursed by Lord Abbett; without such waiver or reimbursement of expenses, the Fund’s returns would have been lower. Past performance is no guarantee of future results.

Average Annual Total Returns at Maximum Applicable

Sales Charge for the Periods Ended November 30, 2011

	1 Year	5 Years	10 Years	Life of Class
Class A3	0.21%	5.40%	4.18%	–
Class B4	-2.33%	4.95%	–	3.56%
Class C5	1.63%	5.11%	3.63%	–
Class F6	2.45%	–	–	6.35%
Class I7	2.55%	6.19%	–	5.13%
Class R2[8]	2.18%	–	–	5.30%
Class R3[9]	2.09%	–	–	5.38%

Standardized Yield for the Period Ended November 30, 2011

Class A	Class B	Class C	Class F	Class I	Class R2	Class R3
3.47%	2.77%	2.85%	3.66%	3.73%	3.17%	3.27%

1    Reflects the deduction of the maximum initial sales charge of 2.25%.

2    Performance of the unmanaged index does not reflect any fees or expenses. The performance of the index is not necessarily representative of the Fund’s performance.

3    Total return, which is the percentage change in net asset value, after deduction of the maximum initial sales charge of 2.25% applicable to Class A shares, with all dividends and distributions reinvested for the periods shown ended November 30, 2011, is calculated using the SEC-required uniform method to compute such return.

4    Class B shares commenced operations and performance for the Class began on May 2, 2003. Performance reflects the deduction of a CDSC of 4% for 1 year, 1% for 5 years and 0% for Life of Class. Class B shares automatically convert to Class A shares after approximately 8 years. (There is no initial sales charge for automatic conversions.)

5    The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance is at net asset value.

6    Class F shares commenced operations and performance for the Class began on September 28, 2007. Performance is at net asset value.

7    Class I shares commenced operations and performance for the Class began on October 19, 2004.

Performance is at net asset value.

8    Class R2 shares commenced operations and performance for the Class began on July 21, 2009. Performance is at net asset value.

9    Class R3 shares commenced operations and performance for the Class began on July 21, 2009. Performance is at net asset value.

Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2011 through November 30, 2011).

Actual Expenses

For each class of each Fund, the first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 6/1/11 – 11/30/11” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of each Fund, the second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Convertible Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	6/1/11	11/30/11	6/1/11 - 11/30/11
Class A
Actual	$1,000.00	$856.70	$5.59
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.09	$6.07
Class B
Actual	$1,000.00	$853.10	$9.29
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,015.06	$10.10
Class C
Actual	$1,000.00	$854.00	$8.60
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,015.80	$9.35
Class F
Actual	$1,000.00	$857.20	$5.12
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.63	$5.57
Class I
Actual	$1,000.00	$857.40	$4.66
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.96	$5.06
Class P
Actual	$1,000.00	$856.10	$6.75
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.85	$7.33
Class R2
Actual	$1,000.00	$855.30	$7.44
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.05	$8.09
Class R3
Actual	$1,000.00	$855.80	$6.98
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.55	$7.59

†

For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (1.20% for Class A, 2.00% for Class B, 1.85% for Class C, 1.10% for Class F, 1.00% for Class I, 1.45% for Class P, 1.60% for Class R2 and 1.50% for Class R3) multiplied by the average account value over the period, multiplied by 183/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

November 30, 2011

Sector*	%**	Sector*	%**
Consumer Discretionary	8.40%	Media	3.63%
Consumer Staples	3.43%	Technology	24.44%
Energy	9.68%	Telecommunications	1.10%
Financials	18.56%	Utilities	3.84%
Healthcare	13.65%	Short-Term Investment	3.13%
Industrials	4.34%	Total	100.00%
Materials	5.80%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Floating Rate Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	6/1/11	11/30/11	6/1/11 - 11/30/11
Class A
Actual	$1,000.00	$982.70	$4.18
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.86	$4.26
Class C
Actual	$1,000.00	$978.10	$7.74
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.24	$7.89
Class F
Actual	$1,000.00	$983.10	$3.68
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.37	$3.75
Class I
Actual	$1,000.00	$982.50	$3.18
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.86	$3.24
Class R2
Actual	$1,000.00	$980.60	$6.16
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.84	$6.28
Class R3
Actual	$1,000.00	$980.20	$5.66
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.36	$5.77

†

For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.84% for Class A, 1.56% for Class C, 0.74% for Class F, 0.64% for Class I, 1.24% for Class R2 and 1.14% for Class R3) multiplied by the average account value over the period, multiplied by 183/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

November 30, 2011

Sector*	%**	Sector*	%**
Aerospace	3.07%	Housing	2.55%
Chemicals	3.56%	Information Technology	8.03%
Consumer Durables	0.08%	Manufacturing	4.01%
Consumer Non-Durables	1.16%	Media/Telecommunications	16.62%
Energy	1.88%	Metals/Minerals	2.72%
Financial	4.45%	Retail	5.19%
Food/Tobacco	4.78%	Service	13.91%
Forest Products	1.88%	Transportation	4.72%
Forest Products/Containers	0.23%	Utility	3.03%
Gaming/Leisure	4.89%	Short-Term Investment	1.08%
Healthcare	12.16%	Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

High Yield Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	6/1/11	11/30/11	6/1/11 - 11/30/11
Class A
Actual	$1,000.00	$948.60	$4.79
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.16	$4.96
Class B
Actual	$1,000.00	$947.10	$8.69
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.14	$9.00
Class C
Actual	$1,000.00	$946.20	$8.20
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.66	$8.49
Class F
Actual	$1,000.00	$950.30	$4.30
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.67	$4.46
Class I
Actual	$1,000.00	$949.90	$3.81
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.16	$3.95
Class P
Actual	$1,000.00	$948.60	$6.01
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.90	$6.23
Class R2
Actual	$1,000.00	$948.60	$6.74
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.15	$6.98
Class R3
Actual	$1,000.00	$949.00	$6.25
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.66	$6.48

†

For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.98% for Class A, 1.78% for Class B, 1.68% for Class C, 0.88% for Class F, 0.78% for Class I, 1.23% for Class P, 1.38% for Class R2 and 1.28% for Class R3) multiplied by the average account value over the period, multiplied by 183/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

November 30, 2011

Sector*	%**		Sector*	%**
Agency	0.00%	***	Healthcare	4.57%
Automotive	6.32%		Insurance	0.72%
Banking	1.26%		Media	6.35%
Basic Industry	10.86%		Real Estate	0.39%
Capital Goods	6.01%		Services	14.10%
Consumer Cyclical	7.65%		Technology & Electronics	4.60%
Consumer Non-Cyclical	4.32%		Telecommunications	6.86%
Energy	14.33%		Utility	4.25%
Financial Services	5.32%		Short-Term Investment	1.32%
Foreign Government	0.77%		Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.
***	Amount is less than .00%.

Income Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	6/1/11	11/30/11	6/1/11 - 11/30/11
Class A
Actual	$1,000.00	$995.20	$4.35
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.69	$4.41
Class B
Actual	$1,000.00	$991.30	$8.34
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.68	$8.44
Class C
Actual	$1,000.00	$992.00	$7.69
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.32	$7.79
Class F
Actual	$1,000.00	$995.60	$3.85
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.22	$3.90
Class I
Actual	$1,000.00	$996.20	$3.35
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.69	$3.40
Class R2
Actual	$1,000.00	$993.40	$6.35
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.65	$6.43
Class R3
Actual	$1,000.00	$994.00	$5.85
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.32	$5.92

†

For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.87% for Class A, 1.67% for Class B, 1.54% for Class C, 0.77% for Class F, 0.67% for Class I, 1.27% for Class R2 and 1.17% for Class R3) multiplied by the average account value over the period, multiplied by 183/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

November 30, 2011

Sector*	%**	Sector*	%**
Auto	1.90%	Integrated Oils	4.23%
Basic Industry	2.44%	Materials and Processing	8.80%
Capital Goods	0.28%	Municipal	1.08%
Consumer Cyclicals	5.48%	Producer Durables	2.09%
Consumer Discretionary	1.53%	Technology	2.15%
Consumer Non-Cyclical	0.13%	Telecommunications	1.27%
Consumer Services	2.50%	Transportation	2.60%
Consumer Staples	1.65%	U.S. Government	8.65%
Energy	13.06%	Utilities	6.32%
Financial Services	27.78%	Short-Term Investments	2.52%
Foreign Government	0.98%	Total	100.00%
Health Care	2.56%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Inflation Focused Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	6/1/11	11/30/11	6/1/11 - 11/30/11
Class A
Actual	$1,000.00	$981.30	$3.73
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.78	$3.80
Class C
Actual	$1,000.00	$977.80	$7.68
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.03	$7.84
Class F
Actual	$1,000.00	$981.80	$3.23
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.36	$3.30
Class I
Actual	$1,000.00	$981.70	$2.73
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.88	$2.79
Class R2
Actual	$1,000.00	$979.80	$5.71
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.96	$5.82
Class R3
Actual	$1,000.00	$980.30	$5.21
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.46	$5.32

†

For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.75% for Class A, 1.55% for Class C, 0.65% for Class F, 0.55% for Class I, 1.15% for Class R2 and 1.05% for Class R3) multiplied by the average account value over the period, multiplied by 183/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

November 30, 2011

Sector*	%**	Sector*	%**
Auto	0.36%	Integrated Oils	1.80%
Basic Industry	4.13%	Materials and Processing	6.89%
Capital Goods	0.56%	Municipal	0.06%
Consumer Cyclicals	3.56%	Producer Durables	0.97%
Consumer Discretionary	1.82%	Technology	1.39%
Consumer Non-Cyclical	0.10%	Telecommunications	1.71%
Consumer Services	2.03%	Transportation	1.00%
Consumer Staples	1.62%	U.S. Government	7.05%
Energy	6.15%	Utilities	2.69%
Financial Services	46.52%	Short-Term Investment	6.70%
Foreign Government	0.68%		100.00%
Health Care	2.21%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Short Duration Income Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	6/1/11	11/30/11	6/1/11 - 11/30/11
Class A
Actual	$1,000.00	$1,000.80	$2.96
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.12	$2.99
Class B
Actual	$1,000.00	$996.90	$6.96
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.09	$7.03
Class C
Actual	$1,000.00	$995.20	$6.50
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.53	$6.58
Class F
Actual	$1,000.00	$1,001.20	$2.46
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.62	$2.48
Class I
Actual	$1,000.00	$1,001.70	$1.96
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.12	$1.98
Class R2
Actual	$1,000.00	$998.80	$4.96
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.11	$5.01
Class R3
Actual	$1,000.00	$999.50	$4.46
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.77	$4.51

†

For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.59% for Class A, 1.39% for Class B, 1.30% for Class C, 0.49% for Class F, 0.39% for Class I, 0.99% for Class R2 and 0.89% for Class R3) multiplied by the average account value over the period, multiplied by 183/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

November 30, 2011

Sector*	%**	Sector*	%**
Auto	0.25%	Integrated Oils	2.46%
Basic Industry	3.93%	Materials & Processing	6.52%
Capital Goods	0.26%	Municipal	0.63%
Consumer Cyclical	3.13%	Producer Durables	0.76%
Consumer Discretionary	1.85%	Technology	1.96%
Consumer Non-Cyclical	0.11%	Telecommunications	1.38%
Consumer Services	1.78%	Transportation	1.29%
Consumer Staples	1.52%	U.S. Government	8.26%
Energy	5.86%	Utilities	3.12%
Financial Services	50.92%	Short-Term Investments	1.61%
Foreign Government	0.54%	Total	100.00%
Health Care	1.86%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Schedule of Investments

CONVERTIBLE FUND November 30, 2011

Investments	Shares (000)		Fair Value
LONG-TERM INVESTMENTS 96.62%

COMMON STOCKS 2.72%

Banks: Diversified 0.13%
Huntington Bancshares, Inc.	80		$420,000

Health Equipment & Supply 0.23%
Medtronic, Inc.	20		728,600

Miscellaneous: Financial 1.39%
SPDR S&P 500 ETF Trust	10		1,251,100
SPDR S&P MidCap 400 ETF Trust	20		3,220,200

Total			4,471,300

Oil: Integrated 0.96%
Continental Resources, Inc.*	15		1,058,850
Whiting Petroleum Corp.*	44		2,036,301

Total			3,095,151

Pharmaceuticals 0.01%
Teva Pharmaceutical Industries Ltd. ADR	–	(a)	38,659

Total Common Stocks (cost $8,551,293)			8,753,710

	Interest Rate	Maturity Date	Principal Amount (000)
CONVERTIBLE BONDS 74.69%

Advertising 2.12%
Interpublic Group of Cos., Inc. (The)	4.25%	3/15/2023	$5,100	5,227,500
Omnicom Group, Inc.	Zero Coupon	7/1/2038	1,500	1,597,500

Total				6,825,000

Aerospace & Defense 1.11%
L-3 Communications Holdings, Inc.	3.00%	8/1/2035	3,700	3,561,250

Auto Parts 0.17%
Meritor, Inc. (Zero Coupon after 3/1/2016)~	4.625%	3/1/2026	725	542,844

Autos 0.96%
Ford Motor Co.	4.25%	11/15/2016	2,200	3,096,500

See Notes to Financial Statements.

Schedule of Investments (continued)

CONVERTIBLE FUND November 30, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Beverages 2.00%
Central European Distribution Corp. (Poland)(b)	3.00%	3/15/2013	$4,090	$2,326,187
Molson Coors Brewing Co.	2.50%	7/30/2013	3,850	4,090,625

Total				6,416,812

Biotechnology 3.08%
Amgen, Inc.	0.375%	2/1/2013	5,500	5,458,750
Human Genome Sciences, Inc.	3.00%	11/15/2018	1,185	1,059,094
Incyte Corp.	4.75%	10/1/2015	1,475	2,594,156
InterMune, Inc.	5.00%	3/1/2015	150	187,312
Vertex Pharmaceuticals, Inc.	3.35%	10/1/2015	625	615,625

Total				9,914,937

Communications Equipment 2.00%
Alcatel-Lucent USA, Inc.	2.875%	6/15/2025	800	700,000
Ciena Corp.†	4.00%	3/15/2015	2,025	2,007,281
Ixia†	3.00%	12/15/2015	3,745	3,716,913

Total				6,424,194

Computers & Peripherals 1.95%
NetApp, Inc.	1.75%	6/1/2013	2,875	3,680,000
SanDisk Corp.	1.00%	5/15/2013	550	543,813
SanDisk Corp.	1.50%	8/15/2017	1,745	2,037,287

Total				6,261,100

Consumer Services 0.36%
Hertz Global Holdings, Inc.	5.25%	6/1/2014	750	1,141,875

Containers & Packaging 1.44%
Owens-Brockway Glass Container, Inc.†	3.00%	6/1/2015	5,000	4,631,250

Diversified Metals & Mining 2.17%
Alpha Appalachia Holdings, Inc.	3.25%	8/1/2015	4,470	4,168,275
James River Coal Co.†	3.125%	3/15/2018	1,750	1,080,625
Molycorp, Inc.†	3.25%	6/15/2016	1,860	1,729,800

Total				6,978,700

e-Commerce 1.71%
Digital River, Inc.†	2.00%	11/1/2030	6,695	5,506,637

See Notes to Financial Statements.

Schedule of Investments (continued)

CONVERTIBLE FUND November 30, 2011

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Electronic Equipment & Instruments 0.33%
InterDigital, Inc.†	2.50%		3/15/2016	$990	$1,059,300

Entertainment 1.37%
CenterPoint Energy, Inc.	3.221%	#	9/15/2029	131	4,404,375

Foods 0.79%
Archer-Daniels-Midland Co.	0.875%		2/15/2014	2,500	2,528,125

Health Equipment & Supply 2.84%
HeartWare International, Inc.	3.50%		12/15/2017	1,270	1,287,462
Hologic, Inc. (Zero Coupon after 12/15/16)~	2.00%		12/15/2037	1,145	1,273,813
Medtronic, Inc.	1.625%		4/15/2013	4,000	4,020,000
NuVasive, Inc.	2.75%		7/1/2017	3,500	2,559,375

Total					9,140,650

Health Services 0.83%
Five Star Quality Care, Inc.	3.75%		10/15/2026	1,320	1,214,400
Omnicare, Inc.	3.75%		12/15/2025	1,100	1,467,125

Total					2,681,525

Household Durables 0.53%
Stanley Black & Decker, Inc.	Zero Coupon		5/17/2012	1,550	1,696,274

Information Technology Services 0.81%
CACI International, Inc.	2.125%		5/1/2014	2,200	2,607,000

Insurance-Reinsurance 0.23%
Radian Group, Inc.	3.00%		11/15/2017	1,750	735,000

Internet Software & Services 4.05%
Concur Technologies, Inc.†	2.50%		4/15/2015	2,750	3,162,500
Equinix, Inc.	4.75%		6/15/2016	2,560	3,571,200
Symantec Corp.	1.00%		6/15/2013	5,500	6,297,500

Total					13,031,200

Leisure Facilities 0.46%
MGM Resorts International	4.25%		4/15/2015	1,600	1,488,000

Leisure Products 0.66%
International Game Technology	3.25%		5/1/2014	1,800	2,133,000

See Notes to Financial Statements.

Schedule of Investments (continued)

CONVERTIBLE FUND November 30, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Lodging 0.70%
Gaylord Entertainment Co.†	3.75%	10/1/2014	$2,150	$2,260,188

Machinery 2.94%
Actuant Corp.	2.00%	11/15/2023	1,500	1,835,625
Altra Holdings, Inc.†	2.75%	3/1/2031	2,285	2,122,194
Chart Industries, Inc.	2.00%	8/1/2018	2,700	3,088,125
Danaher Corp.	Zero Coupon	1/22/2021	850	1,197,438
Greenbrier Cos., Inc.†	3.50%	4/1/2018	1,330	1,225,262

Total				9,468,644

Miscellaneous: Energy 1.24%
Green Plains Renewable Energy, Inc.†	5.75%	11/1/2015	1,300	1,300,000
SunPower Corp.	4.50%	3/15/2015	3,705	2,681,494

Total				3,981,494

Miscellaneous: Financial 1.23%
Alliance Data Systems Corp.	1.75%	8/1/2013	2,900	3,958,500

Miscellaneous: Industrials 0.28%
A123 Systems, Inc.	3.75%	4/15/2016	2,000	892,500

Oil Services 2.25%
Hornbeck Offshore Services, Inc. (1.375% after 11/15/2013)~	1.625%	11/15/2026	1,410	1,424,100
Transocean, Inc.	1.50%	12/15/2037	695	701,950
Transocean, Inc.	1.50%	12/15/2037	5,200	5,109,000

Total				7,235,050

Oil: Integrated 2.98%
Chesapeake Energy Corp.	2.25%	12/15/2038	3,000	2,557,500
Chesapeake Energy Corp.	2.75%	11/15/2035	6,000	6,202,500
SM Energy Co.	3.50%	4/1/2027	550	815,375

Total				9,575,375

Pharmaceuticals 6.21%
Dendreon Corp.	2.875%	1/15/2016	3,000	2,122,500
Gilead Sciences, Inc.	0.625%	5/1/2013	3,450	3,971,812
Gilead Sciences, Inc.	1.00%	5/1/2014	3,585	3,867,319
Mylan, Inc.	3.75%	9/15/2015	1,350	2,180,250

See Notes to Financial Statements.

Schedule of Investments (continued)

CONVERTIBLE FUND November 30, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Pharmaceuticals (continued)
Salix Pharmaceuticals Ltd.	2.75%	5/15/2015	$2,100	$2,548,875
Teva Pharmaceutical Finance LLC (Israel)(b)	0.25%	2/1/2026	4,000	4,180,000
United Therapeutics Corp.†	1.00%	9/15/2016	1,045	1,098,556

Total				19,969,312

Precious Metals 2.06%
Newmont Mining Corp.	3.00%	2/15/2012	4,425	6,637,500

Publishing & Printing 0.13%
Nielsen Holdings NV	6.25%	2/1/2013	770	430,237

Real Estate 6.05%
Boston Properties LP	3.75%	5/15/2036	3,950	4,488,187
Digital Realty Trust LP†	5.50%	4/15/2029	1,125	1,766,250
Health Care REIT, Inc.	3.00%	12/1/2029	2,250	2,472,187
Host Hotels & Resorts LP†	2.50%	10/15/2029	3,775	4,577,187
Host Hotels & Resorts LP†	2.625%	4/15/2027	1,325	1,334,938
ProLogis	3.25%	3/15/2015	1,450	1,488,063
Vornado Realty LP	3.875%	4/15/2025	3,250	3,331,250

Total				19,458,062

Retail: Food & Drug 0.39%
Nash Finch Co. (Zero Coupon after 3/15/2013)~	1.631%	3/15/2035	2,750	1,258,125

Retail: Specialty 1.36%
Charming Shoppes, Inc.	1.125%	5/1/2014	4,870	4,358,650

Semiconductors 6.71%
Intel Corp.	2.95%	12/15/2035	3,000	3,225,000
Intel Corp.	3.25%	8/1/2039	4,925	6,291,687
Linear Technology Corp.	3.00%	5/1/2027	2,200	2,263,250
Micron Technology, Inc.†	1.50%	8/1/2031	2,625	2,267,344
ON Semiconductor Corp.	2.625%	12/15/2026	3,865	4,261,163
PMC–Sierra, Inc.	2.25%	10/15/2025	830	830,000
Xilinx, Inc.	2.625%	6/15/2017	1,900	2,446,250

Total				21,584,694

Software-Applications & Systems 5.69%
EMC Corp.	1.75%	12/1/2011	900	1,284,750

See Notes to Financial Statements.

Schedule of Investments (continued)

CONVERTIBLE FUND November 30, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Software-Applications & Systems (continued)
EMC Corp.	1.75%	12/1/2013	$5,650	$8,602,125
Microsoft Corp.†	Zero Coupon	6/15/2013	5,000	5,093,750
Nuance Communications, Inc.	2.75%	8/15/2027	760	1,076,350
Nuance Communications, Inc.†	2.75%	11/1/2031	925	981,656
Salesforce.com, Inc.	0.75%	1/15/2015	500	755,625
VeriFone Systems, Inc.	1.375%	6/15/2012	451	505,120

Total				18,299,376

Steel 0.11%
United States Steel Corp.	4.00%	5/15/2014	330	362,588

Textiles & Apparel 1.29%
Iconix Brand Group, Inc.†	2.50%	6/1/2016	4,350	4,159,687

Wireless Communications Services 1.10%
SBA Communications Corp.	1.875%	5/1/2013	1,000	1,108,750
SBA Communications Corp.	4.00%	10/1/2014	1,650	2,423,438

Total				3,532,188

Total Convertible Bonds (cost $249,202,347)				240,227,718

			Shares (000)
CONVERTIBLE PREFERRED STOCKS 18.79%

Auto Parts 0.17%
Goodyear Tire & Rubber Co. (The)	5.875%		11	551,646

Autos 1.33%
General Motors Co.	4.75%		125	4,267,500

Banks: Diversified 2.93%
Fifth Third Bancorp	8.50%		30	4,229,100
Wells Fargo & Co.	7.50%		5	5,190,950

Total				9,420,050

Communications Equipment 0.70%
Lucent Technologies Capital Trust I	7.75%		4	2,268,450

Diversified Financials 3.49%
AMG Capital Trust I	5.10%		44	1,891,031

See Notes to Financial Statements.

Schedule of Investments (continued)

CONVERTIBLE FUND November 30, 2011

Investments	Interest Rate	Maturity Date	Shares (000)		Fair Value
Diversified Financials (continued)
Bank of America Corp.	7.25%		7		$5,630,303
Citigroup, Inc.	7.50%		44		3,715,425

Total					11,236,759

Foods 0.64%
Bunge Ltd.	4.875%		21		2,044,062

Health Services 0.41%
HealthSouth Corp.	6.50%		2		1,312,875

Insurance: Life 2.37%
MetLife, Inc.	5.00%		125		7,610,908

Insurance: Multi-Line 0.42%
Hartford Financial Services Group, Inc. (The)	7.25%		70		1,368,500

Miscellaneous: Financial 0.27%
Vale Capital II (Brazil)(b)	6.75%		12		860,295

Oil & Gas Products 2.19%
Apache Corp.	6.00%		115		6,546,888
SandRidge Energy, Inc.	8.50%		4		484,825

Total					7,031,713

Oil: Integrated 0.04%
Whiting Petroleum Corp.	6.25%		–	(a)	118,041

Utilities: Electric 3.83%
AES Trust III	6.75%		66		3,224,968
NextEra Energy, Inc.	7.00%		14		736,400
NextEra Energy, Inc.	8.375%		68		3,427,132
PPL Corp.	8.75%		58		3,177,844
PPL Corp.	9.50%		31		1,745,424

Total					12,311,768

Total Convertible Preferred Stocks (cost $65,656,809)					60,402,567

		Maturity Date	Principal Amount (000)
CORPORATE BOND 0.42%

Electronic Equipment & Instruments
Avaya, Inc.† (cost $1,498,264)	7.00%	4/1/2019	$1,500		1,350,000

See Notes to Financial Statements.

Schedule of Investments (concluded)

CONVERTIBLE FUND November 30, 2011

Investments	Exercise Price	Expiration Date	Shares (000)	Fair Value
WARRANT 0.00%

Miscellaneous: Energy
Evergreen Energy, Inc.* (cost $0)	$7.20	2/4/2016	182	$–	(c)

Total Long-Term Investments (cost $324,908,713)				310,733,995

			Principal Amount (000)
SHORT-TERM INVESTMENT 3.12%

Repurchase Agreement
Repurchase Agreement dated 11/30/2011, 0.01% due 12/1/2011 with Fixed Income Clearing Corp. collateralized by $10,175,000 of Federal Home Loan Bank at 0.875% due 8/22/2012; value: $10,251,313; proceeds: $10,049,342 (cost $10,049,340)			$10,049	10,049,340

Total Investments in Securities 99.74% (cost $334,958,053)				320,783,335

Other Assets in Excess of Liabilities 0.26%				835,545

Net Assets 100.00%				$321,618,880

ADR	American Depositary Receipt.
ETF	Exchange Traded Fund.
*	Non-income producing security.
~	Deferred interest debentures pay the stated rate, after which they pay a predetermined interest rate.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at November 30, 2011.
(a)	Amount represents less than 1,000 shares.
(b)	Foreign security traded in U.S. dollars.
(c)	Valued at zero as of November 30, 2011.

See Notes to Financial Statements.

Schedule of Investments

FLOATING RATE FUND November 30, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 98.81%

CORPORATE BONDS 7.49%

Chemicals 0.17%
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC	8.875%	2/1/2018	$3,000	$2,722,500
INEOS Group Holdings Ltd. (United Kingdom)†(a)	8.50%	2/15/2016	3,000	2,355,000

Total				5,077,500

Consumer Durables 0.08%
Thermadyne Holdings Corp.	9.00%	12/15/2017	2,250	2,261,250

Energy 1.20%
Arch Coal, Inc.	8.75%	8/1/2016	1,000	1,097,500
Chaparral Energy, Inc.	8.25%	9/1/2021	5,000	4,950,000
Continental Resources, Inc.	7.375%	10/1/2020	1,500	1,631,250
Energy XXI Gulf Coast, Inc.	7.75%	6/15/2019	3,000	2,895,000
James River Coal Co.	7.875%	4/1/2019	5,000	3,825,000
Kodiak Oil & Gas Corp.†	8.125%	12/1/2019	1,725	1,753,031
LINN Energy LLC/LINN Energy Finance Corp.	7.75%	2/1/2021	2,500	2,512,500
MEG Energy Corp. (Canada)†(a)	6.50%	3/15/2021	2,500	2,525,000
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp.	8.25%	4/15/2018	1,025	1,019,875
QEP Resources, Inc.	6.875%	3/1/2021	2,725	2,902,125
SM Energy Co.†	6.50%	11/15/2021	2,000	2,010,000
SM Energy Co.†	6.625%	2/15/2019	4,500	4,567,500
W&T Offshore, Inc.†	8.50%	6/15/2019	3,875	3,904,063

Total				35,592,844

Financial 0.23%
International Lease Finance Corp.	8.75%	3/15/2017	5,100	5,151,000
Provident Funding Associates LP/PFG Finance Corp.†	10.125%	2/15/2019	700	570,500
Provident Funding Associates LP/PFG Finance Corp.†	10.25%	4/15/2017	1,000	955,000

Total				6,676,500

Food/Tobacco 0.16%
Blue Merger Sub, Inc.†	7.625%	2/15/2019	3,000	2,700,000

See Notes to Financial Statements.

Schedule of Investments (continued)

FLOATING RATE FUND November 30, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Food/Tobacco (continued)
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.	8.25%	9/1/2017	$2,000	$2,045,000

Total				4,745,000

Forest Products 0.39%
AEP Industries, Inc.	8.25%	4/15/2019	5,000	4,950,000
Longview Fibre Paper & Packaging, Inc.†	8.00%	6/1/2016	3,000	3,030,000
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg SA†	9.25%	5/15/2018	4,000	3,660,000

Total				11,640,000

Gaming/Leisure 0.45%
Caesar’s Entertainment Operating Co., Inc.	5.625%	6/1/2015	3,000	1,755,000
CityCenter Holdings LLC/CityCenter Finance Corp.†	7.625%	1/15/2016	4,000	3,980,000
Lions Gate Entertainment, Inc.†	10.25%	11/1/2016	4,500	4,511,250
Midwest Gaming Borrower LLC/Midwest Finance Corp.†	11.625%	4/15/2016	3,000	3,232,500

Total				13,478,750

Healthcare 0.54%
Grifols, Inc.†	8.25%	2/1/2018	2,370	2,452,950
MPT Operating Partnership LP/MPT Finance Corp.	6.875%	5/1/2021	3,600	3,582,000
Select Medical Corp.	7.625%	2/1/2015	3,500	3,263,750
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc.	8.00%	2/1/2018	1,325	1,265,375
Warner Chilcott Co. LLC/Warner Chilcott Finance LLC	7.75%	9/15/2018	5,500	5,403,750

Total				15,967,825

Housing 0.05%
DuPont Fabros Technology LP	8.50%	12/15/2017	1,500	1,590,000

Information Technology 0.33%
Avaya, Inc.†	7.00%	4/1/2019	3,000	2,700,000
Avaya, Inc.	9.75%	11/1/2015	2,000	1,575,000
Freescale Semiconductor, Inc.†	9.25%	4/15/2018	2,000	2,095,000
Freescale Semiconductor, Inc.†	10.125%	3/15/2018	2,122	2,259,930

See Notes to Financial Statements.

Schedule of Investments (continued)

FLOATING RATE FUND November 30, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Information Technology (continued)
Sensata Technologies BV (Netherlands)†(a)	6.50%	5/15/2019	$1,350	$1,316,250

Total				9,946,180

Manufacturing 0.48%
CommScope, Inc.†	8.25%	1/15/2019	3,825	3,710,250
Huntington Ingalls Industries, Inc.†	6.875%	3/15/2018	2,500	2,462,500
Manitowoc Co., Inc. (The)	9.50%	2/15/2018	2,500	2,593,750
Park-Ohio Industries, Inc.	8.125%	4/1/2021	2,500	2,450,000
RBS Global, Inc./Rexnord LLC	8.50%	5/1/2018	3,100	3,193,000

Total				14,409,500

Media/Telecommunications 1.43%
Allbritton Communications Co.	8.00%	5/15/2018	2,000	1,910,000
Cumulus Media, Inc.†	7.75%	5/1/2019	2,500	2,175,000
Digicel Group Ltd. (Jamaica)†(a)	8.25%	9/1/2017	6,000	5,970,000
EH Holding Corp.†	6.50%	6/15/2019	3,000	2,947,500
Gray Television, Inc.	10.50%	6/29/2015	1,825	1,706,375
Intelsat Jackson Holdings SA (Luxembourg)(a)	11.25%	6/15/2016	3,400	3,544,500
Level 3 Escrow, Inc.†	8.125%	7/1/2019	2,000	1,895,000
Live Nation Entertainment, Inc.†	8.125%	5/15/2018	3,450	3,303,375
Mediacom Communications Corp.	9.125%	8/15/2019	1,000	1,047,500
MU Finance plc (United Kingdom)†(a)	8.375%	2/1/2017	2,000	2,100,000
Sprint Capital Corp.	6.90%	5/1/2019	4,000	3,110,000
Univision Communications, Inc.†	8.50%	5/15/2021	2,700	2,241,000
UPCB Finance V Ltd.†	7.25%	11/15/2021	3,250	3,185,000
Wind Acquisition Finance SA (Italy)†(a)	11.75%	7/15/2017	4,750	4,120,625
Windstream Corp.	7.00%	3/15/2019	3,500	3,412,500

Total				42,668,375

Metals/Minerals 0.84%
Antero Resources Finance Corp.†	7.25%	8/1/2019	3,000	3,015,000
Concho Resources, Inc.	7.00%	1/15/2021	1,450	1,515,250
Mirabela Nickel Ltd. (Australia)†(a)	8.75%	4/15/2018	5,000	4,475,000
Oasis Petroleum, Inc.†	7.25%	2/1/2019	3,000	3,075,000
OGX Petroleo e Gas Participacoes SA (Brazil)†(a)	8.50%	6/1/2018	4,000	3,840,000
Penn Virginia Corp.	7.25%	4/15/2019	1,000	955,000
Plains Exploration & Production Co.	6.625%	5/1/2021	3,500	3,552,500
Quadra FNX Mining Ltd. (Canada)†(a)	7.75%	6/15/2019	3,250	3,193,125

See Notes to Financial Statements.

Schedule of Investments (continued)

FLOATING RATE FUND November 30, 2011

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Metals/Minerals (continued)
Thompson Creek Metals Co., Inc. (Canada)†(a)	7.375%		6/1/2018	$1,500	$1,267,500

Total					24,888,375

Retail 0.31%
Brown Shoe Co., Inc.	7.125%		5/15/2019	3,550	3,354,750
Dave & Buster’s, Inc.	11.00%		6/1/2018	3,000	3,090,000
Michaels Stores, Inc.	13.00%		11/1/2016	1,200	1,278,000
Toys “R” Us Property Co. II LLC	8.50%		12/1/2017	1,500	1,541,250

Total					9,264,000

Service 0.38%
First Data Corp.†	7.375%		6/15/2019	2,750	2,598,750
Great Lakes Dredge & Dock Corp.	7.375%		2/1/2019	2,000	1,945,000
Hertz Corp. (The)	6.75%		4/15/2019	5,000	4,875,000
ProQuest LLC/ProQuest Notes Co.†	9.00%		10/15/2018	725	583,625
Travelport LLC†	6.372%	#	12/1/2016	1,544	1,393,163

Total					11,395,538

Transportation 0.38%
B-Corp Merger Sub, Inc.†	8.25%		6/1/2019	900	823,500
Commercial Vehicle Group, Inc.†	7.875%		4/15/2019	3,500	3,342,500
Cooper-Standard Automotive, Inc.	8.50%		5/1/2018	1,415	1,492,825
Florida East Coast Railway Corp.	8.125%		2/1/2017	2,275	2,277,844
Navistar International Corp.	8.25%		11/1/2021	2,430	2,545,425
Stanadyne Corp.	10.00%		8/15/2014	1,000	910,000

Total					11,392,094

Utility 0.07%
Inergy LP/Inergy Finance Corp.	6.875%		8/1/2021	2,000	1,910,000

Total Corporate Bonds (cost $234,347,523)					222,903,731

FLOATING RATE LOANS(b) 90.90%

Aerospace 3.07%
API Technologies Corp. Term Loan B	7.75%		6/1/2016	10,940	10,557,242
AWAS Finance Luxembourg S.A.R.L. Term Loan B	5.25%		6/10/2016	10,700	10,673,006
Delta Air Lines, Inc. New Term Loan B	5.50%		4/20/2017	19,758	18,942,982
DigitalGlobe, Inc. Term Loan B	5.75%		10/7/2018	5,000	4,981,250
DynCorp International LLC Term Loan B	6.25%		7/7/2016	15,326	15,108,979

See Notes to Financial Statements.

Schedule of Investments (continued)

FLOATING RATE FUND November 30, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Aerospace (continued)
Sequa Corp. Incremental Term Loan	7.00%	12/3/2014	$1,000	$998,542
SI Organization, Inc. (The) New Term Loan B	4.50%	11/22/2016	7,096	6,848,002
TASC, Inc. New Term Loan B	4.50%	12/18/2015	6,721	6,611,979
United Airlines, Inc. Term Loan B	2.313%	2/3/2014	17,491	16,725,319

Total				91,447,301

Chemicals 3.39%
General Chemical Corp. New Term Loan	5.00% - 5.75%	10/6/2015	12,480	12,448,360
Houghton International, Inc. New Term Loan B	6.75%	1/29/2016	5,445	5,444,650
INEOS U.S. Finance LLC Senior Credit Term C2 Facility	8.001%	12/16/2014	6,968	7,020,680
INEOS U.S. Finance LLC Term B2 Facility	7.501%	12/16/2013	6,440	6,488,566
Momentive Performance Materials, Inc. Extended Term Loan B	3.813%	5/5/2015	14,850	14,172,076
Momentive Specialty Chemicals, Inc. Extended Term Loan C4	4.00% - 4.188%	5/5/2015	1,419	1,347,583
Momentive Specialty Chemicals, Inc. Term Loan C1	2.625%	5/6/2013	2,070	1,977,155
Momentive Specialty Chemicals, Inc. Term Loan C2	2.625%	5/6/2013	890	850,364
Momentive Specialty Chemicals, Inc. Tranche C-1B Term Loan	4.062%	5/5/2015	4,420	4,235,423
Momentive Specialty Chemicals, Inc. Tranche C-2B Term Loan	4.375%	5/5/2015	1,925	1,844,512
Nexeo Solutions LLC Term Loan B	5.00%	9/8/2017	11,194	10,801,969
Styron S.A.R.L. LLC New Term Loan B	6.00%	8/2/2017	21,061	18,217,355
Univar, Inc. Term Loan B	5.00%	6/30/2017	16,534	16,079,514

Total				100,928,207

Consumer Non-Durables 1.16%
NBTY, Inc. New Term Loan B	4.25%	10/2/2017	4,457	4,405,918
Revlon Consumer Products Corp. New Term Loan B	4.75%	11/17/2017	11,471	11,392,385
Springs Windows Fashions LLC 2nd Lien Term Loan	11.25%	5/27/2018	2,000	1,960,000
Springs Windows Fashions LLC New Term Loan B	6.00%	5/31/2017	13,331	13,164,609

See Notes to Financial Statements.

Schedule of Investments (continued)

FLOATING RATE FUND November 30, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Consumer Non-Durables (continued)
SRAM LLC 2nd Lien Term Loan	8.50%	12/7/2018	$3,600	$3,618,000

Total				34,540,912

Energy 0.68%
Alon USA Energy, Inc. Edgington Facility	2.51% - 2.773%	8/2/2013	376	357,759
Alon USA Energy, Inc. Paramount Facility	2.51% - 2.773%	8/2/2013	3,005	2,862,076
Coffeyville Resources LLC Bridge Term Loan	Zero Coupon	11/1/2012	4,300	4,300,000
Frac Tech International LLC Term Loan B	6.25%	5/6/2016	12,940	12,772,399

Total				20,292,234

Financial 3.79%
Alliant Holdings I, Inc. Term Loan B	3.369%	8/21/2014	1,832	1,815,585
CNO Financial Group, Inc. New Term Loan B	6.25%	9/30/2016	6,401	6,412,681
Delos Aircraft, Inc. Term Loan B2	7.00%	3/17/2016	7,139	7,157,271
Fortress Investment Group LLC Term Loan B	5.75%	9/30/2015	10,896	10,787,464
HUB International Holdings, Inc. Additional Term Loan	6.75%	6/13/2014	1,324	1,316,975
International Lease Finance Corp. Term Loan B1	6.75%	3/17/2015	22,236	22,402,344
Mondrian Investment Partners Ltd. Term Loan	5.50%	7/12/2018	6,348	6,308,054
Nuveen Investments, Inc. 1st Lien Term Loan	3.369% - 3.425%	11/13/2014	15,889	15,104,196
Nuveen Investments, Inc. 2nd Lien Term Loan	12.50%	7/31/2015	1,375	1,429,485
Nuveen Investments, Inc. Extended Term Loan	5.869% - 6.00%	5/12/2017	13,970	13,306,596
Nuveen Investments, Inc. Incremental Term Loan	7.25%	5/13/2017	3,000	2,947,500
Ocwen Financial Corp. Term Loan B	7.00%	9/1/2016	7,725	7,705,688
Springleaf Financial Funding Co. Term Loan	5.50%	5/10/2017	13,000	11,385,829
USI Holdings Corp. Incremental Term Loan	7.00%	5/5/2014	2,450	2,462,250
USI Holdings Corp. Term Loan	2.76%	5/5/2014	2,439	2,364,183

Total				112,906,101

See Notes to Financial Statements.

Schedule of Investments (continued)

FLOATING RATE FUND November 30, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Food/Tobacco 4.62%
Burger King Corp. New Term Loan B	4.50%	10/19/2016	$14,858	$14,764,641
Dean Foods Co. Extended Term Loan A	3.26%	4/2/2014	2,885	2,820,614
Del Monte Foods Co. Term Loan	4.50%	3/8/2018	29,277	27,885,985
Denny’s Inc. New Term Loan B	5.25%	9/30/2016	3,670	3,660,825
DineEquity, Inc. New Term Loan B	4.25%	10/19/2017	11,509	11,451,661
Dunkin’ Brands, Inc. New Term Loan B2	4.00%	11/23/2017	12,326	12,138,289
Michael Foods Group, Inc. Term Loan	4.25%	2/23/2018	11,918	11,798,381
OSI Restaurant Partners LLC Revolver	0.163% - 2.75%	6/14/2013	140	133,476
OSI Restaurant Partners LLC Term Loan B	2.563% - 4.50%	6/14/2014	411	391,845
Pinnacle Foods Holdings Corp. Tranche B Term Loan	2.745% - 2.872%	4/2/2014	4,373	4,308,384
Rite Aid Corp. Term Loan B	2.00% - 2.01%	6/4/2014	8,860	8,388,915
Rite Aid Corp. Tranche 5	4.50%	3/2/2018	9,719	9,233,204
SUPERVALU, INC. Extended Term Loan B2	3.51%	10/5/2015	1,878	1,816,443
U.S. Foodservice, Inc. New Term Loan B	5.75%	3/31/2017	8,962	8,603,982
U.S. Foodservice, Inc. Term Loan B	2.75% - 2.76%	7/3/2014	3,000	2,746,875
Wendy’s/Arby’s Restaurants LLC Term Loan B	5.00%	5/24/2017	7,959	7,955,460
Wm. Bolthouse Farms, Inc. New 1st Lien Term Loan	5.50% - 5.75%	2/11/2016	3,388	3,366,571
Wm. Bolthouse Farms, Inc. New 2nd Lien Term Loan	9.50%	8/11/2016	6,000	5,962,500

Total				137,428,051

Forest Products 1.49%
BWAY Corp. Canadian Term Loan C	4.50%	2/23/2018	618	605,625
BWAY Corp. New Term Loan B	4.50%	2/23/2018	6,704	6,569,838
Reynolds Group Holdings, Inc. Tranche B Term Loan	6.50%	2/9/2018	20,895	20,477,100
Reynolds Group Holdings, Inc. Tranche C Term Loan	6.50%	8/9/2018	17,000	16,766,250

Total				44,418,813

Forest Products/Containers 0.23%
Anchor Glass Container Corp. 1st Lien Term Loan	6.00%	3/2/2016	4,765	4,764,627
Anchor Glass Container Corp. 2nd Lien Term Loan	10.00%	9/2/2016	2,000	1,995,000

Total				6,759,627

See Notes to Financial Statements.

Schedule of Investments (continued)

FLOATING RATE FUND November 30, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Gaming/Leisure 4.44%
24 Hour Fitness Worldwide, Inc. New Term Loan	7.50%	4/22/2016	$10,270	$9,933,021
Boyd Gaming Corp. Incremental Term Loan	6.00%	12/17/2015	6,000	5,936,250
Caesar’s Entertainment Operating Co., Inc. Incremental Term Loan B4	9.50%	10/31/2016	3,930	3,885,788
Caesar’s Entertainment Operating Co., Inc. Term Loan B1	3.418%	1/28/2015	2,000	1,702,812
Caesar’s Entertainment Operating Co., Inc. Term Loan B2	3.257% - 3.418%	1/28/2015	23,229	19,802,496
Caesar’s Entertainment Operating Co., Inc. Term Loan B3	3.324% - 3.418%	1/28/2015	13,883	11,844,222
CCM Merger, Inc. New Term Loan B	7.00%	3/1/2017	8,662	8,629,833
Harrah’s Property Co. Senior Note	3.243%	2/13/2013	5,000	3,687,500
Isle of Capri Casinos, Inc. New Term Loan B	4.75%	11/1/2013	9,920	9,893,162
Las Vegas Sands LLC Delayed Draw Term Loan	1.84%	5/23/2014	506	494,176
Las Vegas Sands LLC Extended Delayed Draw Term Loan	2.84%	11/23/2016	1,677	1,605,412
Las Vegas Sands LLC Extended Term Loan B	2.84%	11/23/2016	8,044	7,732,129
Las Vegas Sands LLC Term Loan B	1.84%	5/23/2014	7,414	7,247,278
MGM Mirage Class C Term Loan	7.00%	2/21/2014	9,976	9,736,212
MGM Mirage Class E Term Loan	7.00%	2/21/2014	12,742	12,431,602
Six Flags Theme Parks, Inc. Add on Term Loan B	5.25% - 6.00%	6/30/2016	4,756	4,759,914
Town Sports International, Inc. New Term Loan	7.00%	5/11/2018	9,850	9,726,875
Wynn Las Vegas LLC New Term Loan B	3.26%	8/17/2015	3,000	2,978,439

Total				132,027,121

Healthcare 11.61%
Alliance Healthcare Services, Inc. Term Loan B	7.25%	6/1/2016	6,502	5,835,292
Aptalis Pharma, Inc. Term Loan B	5.50%	2/10/2017	21,339	20,627,465
Aveta Holdings LLC Term Loan MMM	8.50%	4/14/2015	4,579	4,498,734
Aveta Holdings LLC Term Loan NAMM	8.50%	4/14/2015	4,579	4,498,734
Bausch & Lomb, Inc. Parent Term Loan	3.51% - 3.619%	4/24/2015	10,067	9,896,967

See Notes to Financial Statements.

Schedule of Investments (continued)

FLOATING RATE FUND November 30, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Healthcare (continued)
Bausch & Lomb, Inc. Delayed Draw Term Loan	3.51%	4/24/2015	$2,448	$2,405,267
Biomet, Inc. Term Loan B	3.257% - 3.358%	3/25/2015	16,208	15,705,668
CareStream Health, Inc. Term Loan	5.00%	2/25/2017	6,960	6,188,313
Catalent Pharma Solutions Dollar Term Loan	2.51%	4/10/2014	2,023	1,919,222
Community Health Systems, Inc. Extended Term Loan	3.76% - 4.023%	1/25/2017	7,905	7,653,696
Community Health Systems, Inc. Non Extended Delayed Draw	2.51%	7/25/2014	1,156	1,119,675
Community Health Systems, Inc. Non Extended Funded Term Loan	2.51% - 2.773%	7/25/2014	23,200	22,463,196
ConvaTec, Inc. Term Loan	5.75%	12/22/2016	9,429	9,251,961
DaVita, Inc. New Term Loan A	2.76%	10/20/2015	1,925	1,899,975
DaVita, Inc. New Term Loan B	4.50%	10/20/2016	9,220	9,174,174
Drumm Investors LLC Term Loan	5.00%	5/4/2018	31,170	26,806,207
Emergency Medical Services Corp. Initial Term Loan	5.25%	5/25/2018	12,201	11,854,277
Grifols, Inc. Term Loan B	6.00%	6/1/2017	13,067	13,078,135
HCA, Inc. Extended Term Loan B2	3.619%	3/31/2017	5,057	4,821,257
HCA, Inc. Extended Term Loan B3	3.619%	5/1/2018	49,764	47,296,112
Iasis Healthcare LLC Term Loan	5.00%	5/3/2018	9,388	9,102,167
IMS Health, Inc. New Term Loan B	4.50%	8/25/2017	9,825	9,801,669
Kindred Healthcare, Inc. Term Loan	5.25%	6/1/2018	8,878	8,311,793
MultiPlan, Inc. New Term Loan B	4.75%	8/26/2017	15,380	14,553,017
National Mentor Holdings, Inc. New Term Loan B	7.00%	2/9/2017	8,458	7,893,664
Pharmaceutical Product Development Term Loan B	6.25%	12/6/2018	5,000	4,935,415
RadNet Management, Inc. Term Loan	5.75% - 6.00%	4/6/2016	3,940	3,736,432
Select Medical Corp. New Term Loan B	5.50% - 6.00%	5/25/2018	17,955	16,737,436
Surgical Care Affiliates, Inc. Extended Term Loan	4.372%	12/29/2017	4,465	4,041,244
Surgical Care Affiliates, Inc. Incremental Term Loan B	5.50%	6/29/2018	8,978	8,349,075
Universal Health Services, Inc. New Term Loan B	4.00%	11/15/2016	5,192	5,165,882
Vanguard Health Holding Co. II LLC Term Loan B	5.00%	1/29/2016	11,764	11,646,281
VWR Funding, Inc. Term Loan	2.76%	6/30/2014	7,545	7,280,631

See Notes to Financial Statements.

Schedule of Investments (continued)

FLOATING RATE FUND November 30, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Healthcare (continued)
Warner Chilcott Co. LLC New Term Loan B2	4.25%	3/15/2018	$2,386	$2,360,654
Warner Chilcott Corp. New Term Loan B1	4.25%	3/15/2018	4,772	4,721,307

Total				345,630,994

Housing 2.49%
Atrium Cos., Inc. Exit Term Loan B	7.00%	4/29/2016	10,815	9,517,377
Capital Automotive LP New Term Loan B	5.00%	3/10/2017	17,296	16,820,741
Custom Building Products, Inc. Term Loan B	4.26%	3/19/2015	7,261	7,079,492
Goodman Global Holdings, Inc. 1st Lien Term Loan	5.75%	10/28/2016	18,171	18,178,585
Goodman Global Holdings, Inc. 2nd Lien Term Loan	9.00%	10/30/2017	1,636	1,647,614
Nortek, Inc. Term Loan	5.25% - 6.25%	4/26/2017	9,104	8,876,644
Realogy Corp. Delayed Draw Term Loan	3.441%	10/10/2013	909	844,126
Realogy Corp. Letter of Credit	3.204%	10/10/2013	1,104	1,019,377
Realogy Corp. Term Loan	3.441%	10/10/2013	11,024	10,180,888

Total				74,164,844

Information Technology 7.68%
Aeroflex, Inc. Term Loan B	4.25%	5/9/2018	6,983	6,615,919
Aspect Software, Inc. New Term Loan B	6.25%	5/6/2016	5,469	5,441,852
Avaya, Inc. Non Extended Term Loan B1	3.256%	10/24/2014	36,158	33,704,800
AVG Technologies NV Term Loan	7.50%	3/15/2016	4,670	4,413,150
BNY ConvergEx Group LLC Eze 2nd Lien Term Loan	8.75%	12/18/2017	532	537,362
BNY ConvergEx Group LLC Eze Term Loan	5.25%	12/19/2016	4,098	4,139,198
BNY ConvergEx Group LLC Top Borrower 2nd Lien	8.75%	12/18/2017	1,268	1,280,639
BNY ConvergEx Group LLC Top Borrower Term Loan	5.25%	12/19/2016	9,767	9,864,528
CDW LLC Term Loan	3.748%	10/10/2014	10,849	10,401,720
Eagle Parent, Inc. New Term Loan	5.00%	5/16/2018	17,955	17,027,319
Freescale Semiconductor, Inc. Extended Term Loan B	4.496%	12/1/2016	30,322	28,805,666
ILC Industries LLC Term Loan	7.25%	12/23/2016	3,783	3,660,375
NDS Finance Ltd. New Term Loan B	4.00%	3/12/2018	17,413	17,107,781
Scitor Corp. Term Loan B	5.00%	2/15/2017	9,230	8,661,048
Serena Software, Inc. Extended Term Loan	4.336%	3/10/2016	14,579	13,850,450

See Notes to Financial Statements.

Schedule of Investments (continued)

FLOATING RATE FUND November 30, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Information Technology (continued)
Sorenson Communications, Inc. Tranche C Term Loan	6.00%	8/16/2013	$10,776	$10,277,264
SunGard Data Systems, Inc. Incremental Term Loan	3.748%	2/28/2014	11,915	11,815,712
SunGard Data Systems, Inc. Tranche A Term Loan	1.998% - 2.007%	2/28/2014	18,552	18,296,826
SunGard Data Systems, Inc. Tranche B Term Loan	3.933% - 4.063%	2/26/2016	11,353	11,069,107
Telcordia Technologies, Inc. Term Loan B	6.75%	4/29/2016	7,391	7,354,097
Verint Systems, Inc. Term Loan	4.50%	10/27/2017	4,478	4,432,725

Total				228,757,538

Manufacturing 3.53%
Brand Energy & Infrastructure Services, Inc. Term Loan B2	3.688% - 3.813%	2/7/2014	3,700	3,071,394
Colfax Corp. Term Loan B	4.50%	12/7/2018	5,000	4,950,000
CommScope, Inc. New Term Loan B	5.00%	1/14/2018	33,726	33,543,198
Edwards (Cayman Islands II) Ltd. Extended 1st Lien Term Loan	5.50%	5/31/2016	1,046	984,595
Edwards (Cayman Islands II) Ltd. Term Loan B	5.50%	5/31/2016	5,960	5,609,826
Husky Injection Molding Systems Ltd. Term Loan	6.50%	6/30/2018	12,975	12,937,152
Manitowoc Co., Inc. (The) New Term Loan B	4.25%	11/13/2017	3,980	3,932,738
Potters Industries, Inc. 1st Lien Term Loan	6.00%	5/5/2017	2,743	2,729,409
Rexnord Corp. Term Loan B	2.813% - 2.938%	7/19/2013	4,456	4,409,118
Sensus Metering 1st Lien Term Loan	4.75%	5/9/2017	6,229	6,119,747
Tomkins LLC New Term Loan B	4.25%	9/29/2016	12,110	12,019,537
Unifrax Corp. New Term Loan	7.00%	11/28/2018	1,250	1,250,000
Veyance Technologies, Inc. Delayed Draw Term Loan	2.76%	7/31/2014	2,327	2,124,149
Veyance Technologies, Inc. Initial Term Loan	2.76%	7/31/2014	12,346	11,269,220

Total				104,950,083

Media/Telecommunications 15.55%
Affinion Group, Inc. Tranche B Term Loan	5.00%	10/9/2016	23,672	21,482,701

See Notes to Financial Statements.

Schedule of Investments (continued)

FLOATING RATE FUND November 30, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Media/Telecommunications (continued)
Alaska Communications Systems Holdings, Inc. Term Loan B	5.50%	10/21/2016	$15,880	$15,191,872
Atlantic Broadband Finance LLC Tranche B Term Loan	4.00%	3/8/2016	5,118	4,964,408
BBHI Acquisition LLC Term Loan B	4.50%	12/14/2017	14,845	14,585,262
Carmike Cinemas, Inc. Term Loan B	5.50%	1/27/2016	8,352	8,338,154
CCO Holdings LLC 3rd Lien Term Loan	2.76%	9/5/2014	16,147	15,541,650
Cengage Learning Acquisitions, Inc. Term Loan	2.51%	7/3/2014	4,495	3,804,607
Cengage Learning Acquisitions, Inc. Tranche 1 Incremental Term Loan	7.50%	7/3/2014	6,880	6,380,893
Charter Communications Operating LLC B-2 Term Loan	7.25%	3/6/2014	150	150,691
Charter Communications Operating LLC Term Loan C	3.62%	9/6/2016	14,821	14,631,528
Clear Channel Communication Delayed Draw Term Loan 2	3.91%	1/29/2016	3,856	2,766,753
Clear Channel Communication Term Loan A	3.646%	7/29/2014	20,352	17,570,947
Clear Channel Communication Term Loan B	3.91%	1/28/2016	32,777	24,514,372
Consolidated Communications, Inc. Non Extended Delayed Draw	2.76%	12/31/2014	465	446,713
Consolidated Communications, Inc. Non Extended Term Loan B	2.76%	12/31/2014	710	681,287
Cumulus Media, Inc. 2nd Lien Term Loan	7.50%	2/11/2019	3,500	3,325,000
DG FastChannel, Inc. Term Loan B	5.75%	7/26/2018	9,980	9,980,000
Entercom Communication LLC Term Loan B	6.25%	11/23/2018	4,500	4,490,626
FoxCo Acquisition Sub LLC Term Loan B	4.75%	7/14/2015	13,266	12,992,032
Global Brass & Copper, Inc. Term Loan	10.25% - 10.50%	8/18/2015	4,453	4,497,386
Global Tel*Link Corp. 1st Lien Term Loan	5.00%	11/10/2016	6,948	6,912,763
Gray Television, Inc. Term Loan B	3.75%	12/31/2014	11,603	11,395,215
IMG Worldwide, Inc. New Term Loan B	5.50%	6/16/2016	16,037	15,716,050
Integra Telecom, Inc. New Term Loan B	9.25%	4/15/2015	6,938	6,105,000
Intelsat Jackson Holdings SA Tranche B Term Loan (Luxembourg)(a)	5.25%	4/2/2018	34,285	34,062,166
Knology, Inc. New Term Loan B	4.00%	8/18/2017	7,121	6,947,450
Level 3 Financing, Inc. Term Loan B2	5.75%	9/3/2018	5,000	4,862,500
Level 3 Financing, Inc. Term Loan B3	5.75%	8/31/2018	6,000	5,835,000

See Notes to Financial Statements.

Schedule of Investments (continued)

FLOATING RATE FUND November 30, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Media/Telecommunications (continued)
Level 3 Financing, Inc. Tranche A Term Loan	2.648%	3/13/2014	$15,000	$14,160,945
Live Nation Entertainment, Inc. Term Loan B	4.50%	11/7/2016	4,758	4,727,773
Mediacom Broadband LLC Tranche F Term Loan	4.50%	10/23/2017	12,650	12,375,839
Mediacom Illinois LLC Tranche D Term Loan	5.50%	3/31/2017	2,940	2,906,008
Mediacom LLC Tranche E Term Loan	4.50%	10/23/2017	14,220	13,846,725
MetroPCS Wireless, Inc. New Term Loan B	4.00% - 4.063%	3/16/2018	20,601	20,105,662
NeuStar, Inc. Term Loan B	5.00%	11/8/2018	5,000	5,006,210
NextMedia Operating, Inc. Term Loan	8.25%	5/27/2016	2,216	2,194,088
Nielsen Finance LLC Class C Term Loan	3.498%	5/2/2016	11,150	10,913,537
Rovi Solutions Corp. Tranche B Term Loan	4.00%	2/7/2018	2,445	2,432,806
Sinclair Television Group, Inc. New Term Loan B	4.00%	10/28/2016	2,064	2,066,315
Syniverse Technologies, Inc. Term Loan B	5.25%	12/21/2017	8,221	8,210,682
TowerCo Finance LLC Term Loan B	5.25%	2/2/2017	4,179	4,194,671
Tribune Co. Term Loan B(c)(d)	Zero Coupon	6/4/2014	27,000	16,685,163
U.S. TelePacific Corp. Term Loan	5.75%	2/23/2017	5,978	5,645,065
Univision Communications, Inc. Extended Term Loan	4.51%	3/31/2017	23,129	20,787,083
Univision Communications, Inc. Initial Term Loan	2.26%	9/29/2014	20,339	19,474,421
Weather Channel New Term Loan B	4.25%	2/13/2017	4,895	4,884,929
WideOpenWest Finance LLC Series A New Term Loan	6.748% - 8.75%	6/27/2014	7,649	7,390,839
WideOpenWest Finance LLC 1st Lien Term Loan	2.755% - 4.75%	6/27/2014	3,161	3,000,538
Windstream Corp. Tranche B2 Term Loan	3.01% - 3.16%	12/17/2015	3,927	3,902,822

Total				463,085,147

Metals/Minerals 1.49%
American Rock Salt Holdings LLC Term Loan	5.50%	4/25/2017	11,940	11,790,750
Fairmount Minerals Ltd. New Term Loan B	5.25%	3/15/2017	11,180	11,180,000
JMC Steel Group, Inc. Term Loan	4.75%	4/3/2017	8,251	8,225,234
Novelis, Inc. Term Loan	3.75%	3/10/2017	8,334	8,233,140

See Notes to Financial Statements.

Schedule of Investments (continued)

FLOATING RATE FUND November 30, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Metals/Minerals (continued)
Oxbow Carbon & Mineral Holdings LLC Extended Term Loan B	3.831% - 3.869%	5/8/2016	$5,219	$5,043,193

Total				44,472,317

Retail 4.87%
BJ’s Wholesale Club, Inc. Term Loan B	7.00%	9/28/2018	6,000	6,011,250
Burlington Coat Factory Warehouse Corp. Term Loan B	6.25%	2/23/2017	15,763	15,400,451
General Nutrition Centers, Inc. New Term Loan B	4.25%	3/2/2018	1,875	1,837,500
Gymboree Corp. Term Loan	5.00%	2/23/2018	7,424	6,692,556
J. Crew Operating Corp. New Term Loan B	4.75%	3/7/2018	18,888	17,342,807
Jo-Ann Stores, Inc. Term Loan	4.75%	3/16/2018	21,890	21,096,488
Leslie’s Poolmart, Inc. Term Loan B	4.50%	11/21/2016	8,124	7,971,221
Michaels Stores, Inc. Term Loan B2	4.875% - 4.938%	7/31/2016	12,929	12,576,514
Neiman-Marcus Group, Inc. (The) Term Loan	4.75%	5/16/2018	14,000	13,490,750
PETCO Animal Supplies, Inc. New Term Loan	4.50%	11/24/2017	18,830	18,298,053
Savers, Inc. New Term Loan B	4.25%	3/3/2017	5,448	5,416,858
Toys ‘R’ Us-Delaware, Inc. Incremental Term Loan B2	5.25%	5/25/2018	4,975	4,875,500
Toys ‘R’ Us-Delaware, Inc. New Term Loan	6.00%	9/1/2016	14,081	13,968,775

Total				144,978,723

Service 13.51%
Acosta, Inc. Term Loan	4.75%	3/1/2018	24,174	23,538,958
Advantage Sales & Marketing, Inc. 2nd Lien Term Loan	9.25%	6/18/2018	3,000	2,883,750
Advantage Sales & Marketing, Inc. Term Loan B	5.25%	12/18/2017	25,606	25,307,749
Alliance Laundry Systems LLC Term Loan B	6.25%	9/30/2016	3,376	3,373,417
Altegrity, Inc. Term Loan	3.005%	2/21/2015	2,590	2,418,469
Altegrity, Inc. Tranche D Term Loan	7.75%	2/20/2015	6,748	6,703,215
Asurion LLC New 1st Lien Term Loan	5.50%	5/24/2018	15,182	14,674,184
Asurion LLC New 2nd Lien Term Loan	9.00%	5/24/2019	9,000	8,713,125
Avis Budget Car Rental LLC Extended Term Loan	5.75%	4/19/2014	6,628	6,655,536

See Notes to Financial Statements.

Schedule of Investments (continued)

FLOATING RATE FUND November 30, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Service (continued)
Avis Budget Car Rental LLC Incremental Term Loan	6.25%	9/21/2018	$4,000	$4,022,500
Brickman Group Holdings, Inc. New Term Loan B	7.25%	10/14/2016	11,414	11,370,948
Brock Holdings III, Inc. New 2nd Lien Term Loan	10.00%	3/16/2018	9,500	8,835,000
Brock Holdings III, Inc. New Term Loan B	6.00%	3/16/2017	6,448	6,221,862
Ceridian Corp. Term Loan	3.26% - 3.383%	11/10/2014	9,846	8,802,379
EnergySolutions LLC Term Loan	6.25%	8/12/2016	9,582	9,485,968
Fidelity National Information Solutions, Inc. Term Loan B	5.25%	7/18/2016	13,788	13,845,142
Fifth Third Processing Solutions LLC Term Loan B1	4.50%	11/3/2016	10,880	10,825,830
First Data Corp. Non Extended B1-Term Loan	3.007%	9/24/2014	20,620	18,300,427
First Data Corp. Non Extended B2-Term Loan	3.007%	9/24/2014	14,250	12,655,999
First Data Corp. Non Extended B3-Term Loan	3.007%	9/24/2014	17,016	15,112,290
Hertz Corp. (The) New Synthetic Letter of Credit	3.75%	3/9/2018	3,500	3,263,750
Hertz Corp. (The) Term Loan B	3.75%	3/9/2018	11,895	11,796,904
InfoGroup, Inc. New Term Loan	5.75%	5/26/2018	11,935	10,980,366
Interactive Data Corp. New Term Loan B	4.50%	2/12/2018	16,883	16,671,487
KAR Auction Services, Inc. Term Loan B	5.00%	5/19/2017	9,474	9,355,927
Language Line LLC New Term Loan B	6.25%	6/20/2016	15,303	15,111,948
N.E.W Holdings I LLC Secured Term Loan	6.00%	3/23/2016	10,800	10,597,500
Orbitz Worldwide, Inc. Term Loan	3.26% - 3.523%	7/25/2014	5,341	4,617,105
Property Data (U.S.) I, Inc. Term Loan	7.00%	1/4/2017	8,933	7,637,287
Sabre, Inc. Term Loan B	2.26% - 2.428%	9/30/2014	19,476	16,057,573
Sea World Parks & Entertainment, Inc. Term Loan A	3.01%	2/17/2016	4,825	4,752,988
Securus Technologies Holdings, Inc. New 2nd Lien Term Loan	10.00%	6/1/2018	3,000	2,977,500
Securus Technologies Holdings, Inc. New Term Loan	5.25%	5/31/2017	3,491	3,443,245
Sedgwick CMS Holdings, Inc. New Term Loan	5.00%	12/30/2016	18,421	18,236,552
ServiceMaster Co. Delayed Draw Term Loan	2.76%	7/24/2014	1,601	1,520,598

See Notes to Financial Statements.

Schedule of Investments (continued)

FLOATING RATE FUND November 30, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Service (continued)
ServiceMaster Co. Term Loan	2.75% - 2.83%	7/24/2014	$16,073	$15,269,337
Ship US Bidco, Inc. New Term Loan B2A	5.25%	11/30/2017	8,200	8,019,600
SRA International, Inc. Term Loan B	6.50%	7/20/2018	11,303	10,605,844
Trans Union LLC New Term Loan B	4.75%	2/12/2018	7,950	7,886,408
Travelport LLC Delayed Draw Term Loan	2.869%	8/23/2013	911	783,883
Travelport LLC Extended Delayed Draw Term Loan	4.869%	8/21/2015	3,645	3,047,838
Travelport LLC Extended Tranche A Term Loan	6.004%	9/28/2012	699	384,622
Travelport LLC Extended Tranche B Term Loan	13.872%	12/1/2016	2,119	423,787
WC Luxco S.A.R.L New Term Loan B3	4.25%	3/15/2018	3,281	3,245,899
Web.com Group, Inc. Term Loan B	7.00%	10/27/2017	2,000	1,780,000

Total				402,214,696

Transportation 4.34%
Allison Transmission, Inc. Term Loan B	2.75%	8/7/2014	20,305	19,636,895
Autoparts Holdings Ltd. 1st Lien Term Loan	6.50%	7/28/2017	5,000	5,018,750
Autoparts Holdings Ltd. 2nd Lien Term Loan	10.50%	1/29/2018	5,135	4,981,015
BakerCorp International, Inc. Term Loan B	5.00%	6/1/2018	4,489	4,460,695
Chrysler Group LLC Term Loan	6.00%	5/24/2017	26,434	24,358,701
Federal-Mogul Corp. Term Loan B	2.188% - 2.198%	12/29/2014	9,222	8,558,977
Federal-Mogul Corp. Term Loan C	2.188% - 2.198%	12/28/2015	8,689	8,064,275
FleetPride Corp. New Term Loan	6.75%	12/6/2017	4,000	3,920,000
HHI Holdings LLC New Term Loan B	7.00% - 7.75%	3/21/2017	10,457	10,326,781
Navistar Financial Corp. Term Loan	4.563%	12/16/2012	3,920	3,831,800
Ozburn-Hessey Holding Co. LLC Term Loan B	7.50% - 8.25%	4/8/2016	14,118	12,471,189
Remy International, Inc. Term Loan B	6.25%	12/16/2016	7,146	7,038,810
Swift Transportation Co., Inc. Term Loan B	6.00%	12/21/2016	10,479	10,449,659
UCI International, Inc. Term Loan	5.50%	7/26/2017	5,950	5,979,763

Total				129,097,310

Utility 2.96%
Calpine Corp. New Term Loan	4.50%	4/2/2018	22,870	22,205,352
Dynegy Midwest Generation Term Loan(c)	9.25%	8/4/2016	8,625	8,632,185

See Notes to Financial Statements.

Schedule of Investments (concluded)

FLOATING RATE FUND November 30, 2011

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Utility (continued)
Dynegy Power LLC Term Loan(c)	9.25%		8/4/2016	$6,875	$6,930,000
GenOn Energy, Inc. Term Loan B	6.00%		9/8/2017	7,574	7,589,275
Texas Competitive Electric Holdings Co. LLC Extended Term Loan	4.748%		10/10/2017	65,281	42,881,151

Total					88,237,963

Total Floating Rate Loans (cost $2,798,285,322)					2,706,337,982

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 0.42%
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-LD11 AM	5.817%	#	6/15/2049	7,000	5,694,948
Morgan Stanley Capital I 2007-IQ15 AM	6.08%	#	6/11/2049	7,500	6,952,564

Total Non-Agency Commercial Mortgage-Backed Securities (cost $12,673,281)					12,647,512

Total Long-Term Investments (cost $3,045,306,126)					2,941,889,225

SHORT-TERM INVESTMENT 1.08%

Repurchase Agreement
Repurchase Agreement dated 11/30/2011, 0.01% due 12/1/2011 with Fixed Income Clearing Corp. collateralized by $32,470,000 of U.S. Treasury Note at 1.375% due 3/15/2012; value: $32,782,004; proceeds: $32,139,009 (cost $32,139,000)				32,139	32,139,000

Total Investments in Securities 99.89% (cost $3,077,445,126)					2,974,028,225

Cash and Other Assets in Excess of Liabilities 0.11%					3,378,388

Net Assets 100.00%					$2,977,406,613

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at November 30, 2011.
(a)	Foreign security traded in U.S. dollars.
(b)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate shown is the rate(s) in effect at November 30, 2011.
(c)	The borrower has filed for protection in federal bankruptcy court.
(d)	Defaulted security.

See Notes to Financial Statements.

Schedule of Investments

HIGH YIELD FUND November 30, 2011

Investments	Shares (000)		Fair Value
LONG-TERM INVESTMENTS 96.45%

COMMON STOCKS 1.26%

Aerospace/Defense 0.19%
BE Aerospace, Inc.*	80		$3,116,000

Agency/Government Related 0.00%
Fannie Mae*	55		10,909

Auto Parts & Equipment 0.27%
Cooper-Standard Holdings, Inc.*	113		4,348,190

Automakers 0.00%
General Motors Co.*	–	(a)	14,350

Banking 0.15%
Huntington Bancshares, Inc.	450		2,362,500

Chemicals 0.33%
Rockwood Holdings, Inc.*	75		3,342,000
TPC Group, Inc.*	80		1,931,112

Total			5,273,112

Metals/Mining (Excluding Steel) 0.13%
Walter Energy, Inc.	30		2,151,000

Restaurants 0.19%
Dunkin’ Brands Group, Inc.*	121		3,066,360

Total Common Stocks (cost $22,458,533)			20,342,421

	Interest Rate	Maturity Date	Principal Amount (000)
CONVERTIBLE BONDS 0.50%

Health Services 0.12%
Human Genome Sciences, Inc.	3.00%	11/15/2018	$2,100	1,876,875

Media: Services 0.21%
Nielsen Holdings NV(b)	6.25%	2/1/2013	6,000	3,352,500

Metals/Mining (Excluding Steel) 0.07%
Molycorp, Inc.†	3.25%	6/15/2016	1,200	1,116,000

See Notes to Financial Statements.

Schedule of Investments (continued)

HIGH YIELD FUND November 30, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Pharmaceuticals 0.10%
Vertex Pharmaceuticals, Inc.	3.35%	10/1/2015	$1,705	$1,679,425

Total Convertible Bonds (cost $8,713,852)				8,024,800

			Shares (000)
CONVERTIBLE PREFERRED STOCKS 0.32%

Auto Parts & Equipment 0.03%
Cooper-Standard Holdings, Inc. PIK*	7.00%		3	558,936

Automakers 0.13%
General Motors Co.	4.75%		60	2,048,400

Electric: Integrated 0.16%
NextEra Energy, Inc.	8.375%		50	2,525,000

Total Convertible Preferred Stocks (cost $5,941,400)				5,132,336

			Principal Amount (000)
FLOATING RATE LOANS(c) 4.92%

Aerospace/Defense 0.18%
ILC Industries LCC Term Loan	7.25%	12/23/2016	$3,074	2,974,055

Auto Parts & Equipment 0.18%
Autoparts Holdings Ltd. 2nd Lien Term Loan	10.50%	1/29/2018	2,913	2,825,125

Chemicals 0.18%
Potters Industries, Inc. 2nd Lien Term Loan	10.25%	11/13/2017	3,000	2,962,500

Electric: Generation 0.34%
Texas Competitive Electric Holdings Co. LLC Extended Term Loan	4.748%	10/10/2017	8,337	5,476,668

Electric: Integrated 0.33%
Star West Generation LLC Term Loan B	6.00%	5/14/2018	5,500	5,321,250

Gaming 0.31%
Caesars Entertainment Operating Co. Incremental Term Loan B4	9.50%	10/31/2016	3,000	2,966,250
MGM Mirage Class E Term Loan	7.00%	2/21/2014	2,000	1,951,250

Total				4,917,500

See Notes to Financial Statements.

Schedule of Investments (continued)

HIGH YIELD FUND November 30, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Media: Broadcast 0.22%
Clear Channel Communication Term Loan A	3.646%	7/29/2014	$2,750	$2,374,166
Cumulus Media Holding, Inc. 2nd Lien Term Loan	7.50%	2/11/2019	1,250	1,187,500

Total				3,561,666

Oil Refining & Marketing 0.70%
Alon USA Energy, Inc. Edgington Facility	2.51% - 2.773%	8/2/2013	312	296,862
Alon USA Energy, Inc. Paramount Facility	2.51% - 2.773%	8/2/2013	2,493	2,374,900
Coffeyville Resources LLC Bridge Term Loan	Zero Coupon	11/1/2012	8,600	8,600,000

Total				11,271,762

Pharmaceuticals 0.21%
Aptalis Pharma, Inc. Term Loan B	5.50%	2/10/2017	3,500	3,383,334

Printing & Publishing 0.19%
Tribune Co. Term Loan B(d)(e)	Zero Coupon	6/4/2014	5,000	3,089,845

Software/Services 0.87%
AVG Technologies NV Term Loan	7.50%	3/15/2016	3,500	3,307,500
Blackboard,Inc. 1st Lien Term Loan	7.50%	10/4/2018	8,550	8,165,250
SRA International, Inc. Term Loan B	6.50%	7/20/2018	2,703	2,536,180

Total				14,008,930

Specialty Retail 0.50%
Springs Windows Fashions LLC 2nd Lien Term Loan	11.25%	5/27/2018	4,250	4,165,000
SRAM LLC 2nd Lien Term Loan	8.50%	12/7/2018	3,925	3,944,625

Total				8,109,625

Support: Services 0.34%
Asurion LLC New 2nd Lien Term Loan	9.00%	5/24/2019	2,500	2,420,312
Brock Holdings III, Inc. New 2nd Lien Term Loan	10.00%	3/16/2018	3,250	3,022,500

Total				5,442,812

See Notes to Financial Statements.

Schedule of Investments (continued)

HIGH YIELD FUND November 30, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Telecommunications: Integrated/Services 0.37%
Securus Technologies Holdings, Inc. New 2nd Lien Term Loan	10.00%	6/1/2018		$6,000	$5,955,000

Total Floating Rate Loans (cost $81,111,629)					79,300,072

FOREIGN BONDS(f) 3.48%

Argentina 0.38%
Arcos Dorados Holdings, Inc.†	10.25%	7/13/2016	BRL	10,750	6,093,262

Brazil 0.18%
Brasil Telecom SA†	9.75%	9/15/2016	BRL	5,250	2,859,651

Canada 0.47%
Shaw Communications, Inc.	6.75%	11/9/2039	CAD	2,500	2,476,469
Videotron Ltee†	6.875%	7/15/2021	CAD	5,250	5,121,575

Total					7,598,044

Germany 0.16%
Musketeer GmbH†	9.50%	3/15/2021	EUR	2,000	2,613,496

Ireland 0.16%
Ardagh Glass Finance plc†	8.75%	2/1/2020	EUR	2,300	2,673,290

Luxembourg 0.31%
Zinc Capital SA†	8.875%	5/15/2018	EUR	4,850	4,952,876

Netherlands 0.44%
Polish Television Holding BV (13.00% after 11/15/2014)~†	11.25%	5/15/2017	EUR	2,000	2,781,458
Refresco Group BV†	7.375%	5/15/2018	EUR	3,500	4,256,168

Total					7,037,626

South Africa 0.56%
Foodcorp Ltd.†	8.75%	3/1/2018	EUR	8,000	9,029,661

United Kingdom 0.82%
Aston Martin Capital Ltd.†	9.25%	7/15/2018	GBP	4,000	3,890,874
INEOS Group Holdings Ltd.†	7.875%	2/15/2016	EUR	1,000	950,668
Matalan Finance Ltd.†	9.625%	3/31/2017	GBP	3,000	2,235,683
R&R Ice Cream plc†	8.375%	11/15/2017	EUR	5,550	6,152,464

Total					13,229,689

Total Foreign Bonds (cost $68,658,924)					56,087,595

See Notes to Financial Statements.

Schedule of Investments (continued)

HIGH YIELD FUND November 30, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
FOREIGN GOVERNMENT OBLIGATIONS 0.75%

Argentina
City of Buenos Aires†(b)	12.50%	4/6/2015	$4,250	$4,366,875
Provincia de Buenos Aires†(b)	11.75%	10/5/2015	4,150	3,631,250
Provincia de Neuquen†(b)	7.875%	4/26/2021	4,150	4,160,375

Total Foreign Government Obligations (cost $12,908,595)				12,158,500

HIGH YIELD CORPORATE BONDS 83.10%

Aerospace/Defense 0.27%
Alliant Techsystems, Inc.	6.875%	9/15/2020	1,800	1,836,000
Bombardier, Inc. (Canada)†(b)	7.45%	5/1/2034	450	446,625
Bombardier, Inc. (Canada)†(b)	7.50%	3/15/2018	2,000	2,135,000

Total				4,417,625

Airlines 0.61%
Aeropuertos Argentina 2000 SA (Argentina)†(b)	10.75%	12/1/2020	1,940	1,998,200
United Airlines, Inc.†	12.00%	1/15/2016	7,535	7,836,841

Total				9,835,041

Apparel/Textiles 0.69%
Liz Claiborne, Inc.†	10.50%	4/15/2019	2,995	3,189,675
Perry Ellis International, Inc.	7.875%	4/1/2019	4,460	4,415,400
PVH Corp.	7.375%	5/15/2020	455	485,713
Texhong Textile Group Ltd. (Hong Kong)†(b)	7.625%	1/19/2016	4,075	2,974,750

Total				11,065,538

Auto Loans 1.17%
Ford Motor Credit Co. LLC	5.00%	5/15/2018	3,800	3,745,793
Ford Motor Credit Co. LLC	12.00%	5/15/2015	12,275	15,030,860

Total				18,776,653

Auto Parts & Equipment 2.93%
Accuride Corp.	9.50%	8/1/2018	3,970	3,756,612
Allison Transmission, Inc.†	7.125%	5/15/2019	1,500	1,421,250
American Axle & Manufacturing, Inc.	7.75%	11/15/2019	1,000	962,500
Commercial Vehicle Group, Inc.†	7.875%	4/15/2019	4,725	4,512,375
Dana Holding Corp.	6.50%	2/15/2019	2,075	2,080,188
Dana Holding Corp.	6.75%	2/15/2021	2,975	3,001,031

See Notes to Financial Statements.

Schedule of Investments (continued)

HIGH YIELD FUND November 30, 2011

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Fair Value
Auto Parts & Equipment (continued)
International Automotive Components Group SL (Spain)†(b)	9.125%	6/1/2018		$3,115	$2,974,825
Stanadyne Holdings, Inc.	12.00%	2/15/2015		5,000	4,762,500
Stoneridge, Inc.†	9.50%	10/15/2017		5,320	5,453,000
Tenneco, Inc.	6.875%	12/15/2020		1,375	1,388,750
Tenneco, Inc.	7.75%	8/15/2018		2,225	2,269,500
Tomkins LLC/Tomkins, Inc.	9.00%	10/1/2018		5,540	6,010,900
Tower Automotive Holdings USA LLC/TA Holdings Finance, Inc.†	10.625%	9/1/2017		3,265	3,297,650
TRW Automotive, Inc.†	8.875%	12/1/2017		3,950	4,246,250
Visteon Corp.†	6.75%	4/15/2019		1,150	1,092,500

Total					47,229,831

Automakers 1.18%
Chrysler Group LLC/CG Co-Issuer, Inc.†	8.25%	6/15/2021		5,825	4,922,125
Ford Motor Co.	7.45%	7/16/2031		4,750	5,593,125
General Motors Corp.(g)	–	–	(h)	8,500	127,500
Navistar International Corp.	8.25%	11/1/2021		5,616	5,882,760
Oshkosh Corp.	8.50%	3/1/2020		2,400	2,424,000

Total					18,949,510

Banking 0.70%
Ally Financial, Inc.	8.00%	3/15/2020		3,665	3,623,769
Ally Financial, Inc.	8.30%	2/12/2015		2,700	2,740,500
Regions Bank	7.50%	5/15/2018		3,600	3,492,000
Washington Mutual Bank(d)	6.875%	6/15/2011		10,000	35,000
Zions Bancorporation	7.75%	9/23/2014		1,300	1,380,505

Total					11,271,774

Beverages 0.10%
CEDC Finance Corp. International, Inc.†	9.125%	12/1/2016		2,375	1,543,750

Brokerage 1.13%
E*Trade Financial Corp.	6.75%	6/1/2016		7,590	7,438,200
Oppenheimer Holdings, Inc.	8.75%	4/15/2018		5,290	4,926,313
Penson Worldwide, Inc.†	12.50%	5/15/2017		4,500	2,857,500
Scottrade Financial Services, Inc.†	6.125%	7/11/2021		3,000	2,974,071

Total					18,196,084

See Notes to Financial Statements.

Schedule of Investments (continued)

HIGH YIELD FUND November 30, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Building & Construction 0.87%
Beazer Homes USA, Inc.	6.875%	7/15/2015	$1,500	$1,087,500
KB Home	5.875%	1/15/2015	1,750	1,548,750
KB Home	6.25%	6/15/2015	1,225	1,096,375
Lennar Corp.	12.25%	6/1/2017	2,175	2,588,250
Shea Homes LP/Shea Homes Funding Corp.†	8.625%	5/15/2019	4,275	3,922,313
Standard Pacific Corp.	8.375%	1/15/2021	4,000	3,710,000

Total				13,953,188

Building Materials 0.72%
New Enterprise Stone & Lime Co., Inc.	11.00%	9/1/2018	4,600	3,668,500
Nortek, Inc.†	8.50%	4/15/2021	2,330	1,928,075
Roofing Supply Group LLC/Roofing Supply Finance, Inc.†	8.625%	12/1/2017	3,000	2,977,500
Vulcan Materials Co.	7.00%	6/15/2018	3,225	3,096,000

Total				11,670,075

Chemicals 3.02%
Celanese US Holdings LLC	6.625%	10/15/2018	2,810	2,950,500
CF Industries, Inc.	7.125%	5/1/2020	1,920	2,265,600
Georgia Gulf Corp.†	9.00%	1/15/2017	1,100	1,144,000
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC	8.875%	2/1/2018	4,665	4,233,487
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC	9.00%	11/15/2020	4,000	3,160,000
Huntsman International LLC	8.625%	3/15/2020	7,150	7,293,000
INEOS Finance plc (United Kingdom)†(b)	9.00%	5/15/2015	3,050	3,088,125
INEOS Group Holdings Ltd. (United Kingdom)†(b)	8.50%	2/15/2016	2,550	2,001,750
LyondellBasell Industries NV (Netherlands)†(b)	6.00%	11/15/2021	1,800	1,845,000
Nalco Co.†	6.625%	1/15/2019	4,300	4,826,750
Nalco Co.†	6.875%	1/15/2019	3,300	4,944,142
Phibro Animal Health Corp.†	9.25%	7/1/2018	3,125	2,757,813
Polymer Group, Inc.†	7.75%	2/1/2019	3,875	3,942,813
Polypore International, Inc.	7.50%	11/15/2017	1,290	1,328,700
TPC Group LLC	8.25%	10/1/2017	1,500	1,503,750
Vertellus Specialties, Inc.†	9.375%	10/1/2015	1,850	1,401,375

Total				48,686,805

Computer Hardware 0.16%
Brocade Communications Systems, Inc.	6.625%	1/15/2018	2,475	2,586,375

See Notes to Financial Statements.

Schedule of Investments (continued)

HIGH YIELD FUND November 30, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Consumer/Commercial/Lease Financing 1.51%
Community Choice Financial, Inc.†	10.75%	5/1/2019	$3,850	$3,801,875
HSBC Finance Corp.	6.676%	1/15/2021	2,220	2,194,659
International Lease Finance Corp.	8.75%	3/15/2017	7,115	7,186,150
Provident Funding Associates LP/PFG Finance Corp.†	10.125%	2/15/2019	1,675	1,365,125
Provident Funding Associates LP/PFG Finance Corp.†	10.25%	4/15/2017	1,170	1,117,350
ROC Finance LLC/ROC Finance 1 Corp.†	12.125%	9/1/2018	5,450	5,749,750
SLM Corp.	5.00%	6/15/2018	2,345	2,092,357
SLM Corp.	8.45%	6/15/2018	745	743,668

Total				24,250,934

Consumer Products 1.04%
Armored AutoGroup, Inc.†	9.25%	11/1/2018	2,200	1,771,000
Elizabeth Arden, Inc.	7.375%	3/15/2021	6,075	6,363,563
Revlon Consumer Products Corp.	9.75%	11/15/2015	3,030	3,242,100
Scotts Miracle-Gro Co. (The)†	6.625%	12/15/2020	5,295	5,374,425

Total				16,751,088

Diversified Capital Goods 1.87%
Amsted Industries, Inc.†	8.125%	3/15/2018	3,000	3,135,000
Dynacast International LLC/Dynacast Finance, Inc.†	9.25%	7/15/2019	3,975	3,726,563
Park-Ohio Industries, Inc.	8.125%	4/1/2021	4,350	4,263,000
RBS Global, Inc./Rexnord LLC	8.50%	5/1/2018	5,000	5,150,000
RBS Global, Inc./Rexnord LLC	11.75%	8/1/2016	2,625	2,743,125
SPX Corp.	6.875%	9/1/2017	5,725	6,039,875
TriMas Corp.	9.75%	12/15/2017	2,375	2,541,250
WireCo WorldGroup, Inc.†	10.00%	5/15/2017	2,475	2,536,875

Total				30,135,688

Electric-Distribution/Transportation 0.11%
Cia de Transporte de Energia Electrica en Alta Tension Transener SA (Argentina)†(b)	9.75%	8/15/2021	2,100	1,764,000

Electric: Generation 1.84%
Astoria Depositor Corp.†	8.144%	5/1/2021	2,250	1,980,000
Calpine Corp.†	7.50%	2/15/2021	8,180	8,384,500
DPL, Inc.†	7.25%	10/15/2021	5,650	5,960,750

See Notes to Financial Statements.

Schedule of Investments (continued)

HIGH YIELD FUND November 30, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electric: Generation (continued)
Dynegy Holdings, Inc.(d)	8.375%	5/1/2016	$1,065	$772,125
Elwood Energy LLC	8.159%	7/5/2026	5,108	5,024,838
Energy Future Holdings Corp.	10.00%	1/15/2020	2,225	2,291,750
GenOn Energy, Inc.	9.875%	10/15/2020	5,275	5,261,812

Total				29,675,775

Electric: Integrated 1.38%
AES Corp. (The)†	7.375%	7/1/2021	4,715	4,938,963
AES Corp. (The)	8.00%	10/15/2017	4,100	4,428,000
Dubai Electricity & Water Authority (United Arab Emirates)†(b)	7.375%	10/21/2020	2,115	2,104,425
IPALCO Enterprises, Inc.†	5.00%	5/1/2018	3,030	2,894,280
North American Energy Alliance LLC/North American Energy Alliance Finance Corp.†	10.875%	6/1/2016	4,463	4,753,095
PPL Capital Funding, Inc.(i)	6.70%	3/30/2067	3,180	3,072,064

Total				22,190,827

Electronics 1.17%
Amkor Technology, Inc.	6.625%	6/1/2021	7,025	6,515,687
Freescale Semiconductor, Inc.†	9.25%	4/15/2018	5,825	6,101,688
NXP BV LLC (Netherlands)†(b)	9.75%	8/1/2018	3,840	4,195,200
Sensata Technologies BV (Netherlands)†(b)	6.50%	5/15/2019	2,150	2,096,250

Total				18,908,825

Energy: Exploration & Production 7.47%
Afren plc (United Kingdom)†(b)	11.50%	2/1/2016	4,400	4,268,000
Antero Resources Finance Corp.†	7.25%	8/1/2019	4,000	4,020,000
Berry Petroleum Co.	10.25%	6/1/2014	4,000	4,540,000
BreitBurn Energy Partners LP/BreitBurn Finance Corp.	8.625%	10/15/2020	2,550	2,572,312
Chaparral Energy, Inc.	8.25%	9/1/2021	2,690	2,663,100
Concho Resources, Inc.	7.00%	1/15/2021	6,400	6,688,000
CrownRock LP/CrownRock Finance, Inc.†	10.00%	8/15/2016	1,100	1,111,000
Denbury Resources, Inc.	8.25%	2/15/2020	4,919	5,367,859
Energy XXI Gulf Coast, Inc.	7.75%	6/15/2019	4,900	4,728,500
Kodiak Oil & Gas Corp.†	8.125%	12/1/2019	3,825	3,887,156
LINN Energy LLC/LINN Energy Finance Corp.	7.75%	2/1/2021	5,650	5,678,250
MEG Energy Corp. (Canada)†(b)	6.50%	3/15/2021	8,990	9,079,900
Oasis Petroleum, Inc.	6.50%	11/1/2021	2,950	2,883,625

See Notes to Financial Statements.

Schedule of Investments (continued)

HIGH YIELD FUND November 30, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Energy: Exploration & Production (continued)
Oasis Petroleum, Inc.†	7.25%	2/1/2019	$6,975	$7,149,375
OGX Petroleo e Gas Participacoes SA (Brazil)†(b)	8.50%	6/1/2018	16,000	15,360,000
Pacific Rubiales Energy Corp. (Canada)†(b)	8.75%	11/10/2016	4,730	5,285,775
Petrohawk Energy Corp.	6.25%	6/1/2019	950	1,045,000
QEP Resources, Inc.	6.875%	3/1/2021	3,100	3,301,500
Quicksilver Resources, Inc.	7.125%	4/1/2016	4,050	3,948,750
Rosetta Resources, Inc.	9.50%	4/15/2018	3,500	3,771,250
SM Energy Co.†	6.50%	11/15/2021	6,975	7,009,875
Swift Energy Co.†	7.875%	3/1/2022	5,200	5,122,000
Swift Energy Co.	8.875%	1/15/2020	2,990	3,124,550
Transocean, Inc.	6.375%	12/15/2021	2,150	2,148,839
Unit Corp.	6.625%	5/15/2021	5,615	5,586,925

Total				120,341,541

Environmental 0.24%
Casella Waste Systems, Inc.	7.75%	2/15/2019	3,000	2,932,500
WCA Waste Corp.†	7.50%	6/15/2019	1,000	970,000

Total				3,902,500

Food & Drug Retailers 0.90%
Ingles Markets, Inc.	8.875%	5/15/2017	4,580	4,877,700
Rite Aid Corp.	9.375%	12/15/2015	1,460	1,343,200
Rite Aid Corp.	10.25%	10/15/2019	1,110	1,204,350
Rite Aid Corp.	10.375%	7/15/2016	1,450	1,547,875
Stater Bros Holdings, Inc.	7.375%	11/15/2018	2,450	2,578,625
SUPERVALU, Inc.	8.00%	5/1/2016	3,000	3,022,500

Total				14,574,250

Food: Wholesale 1.88%
Bumble Bee Acquisition Corp.†	9.00%	12/15/2017	2,837	2,822,815
Bumble Bee Holdco SCA PIK†	9.625%	3/15/2018	2,550	2,180,250
FAGE Dairy Industry SA/FAGE USA Dairy Industry, Inc.†	9.875%	2/1/2020	4,465	3,873,387
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.	10.625%	4/1/2017	11,190	11,637,600
Southern States Cooperative, Inc.†	11.25%	5/15/2015	3,970	4,099,025
Virgolino de Oliveira Finance Ltd.†	10.50%	1/28/2018	3,267	3,152,655
Viskase Cos., Inc.†	9.875%	1/15/2018	2,500	2,506,250

Total				30,271,982

See Notes to Financial Statements.

Schedule of Investments (continued)

HIGH YIELD FUND November 30, 2011

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Forestry/Paper 1.42%
Clearwater Paper Corp.	10.625%		6/15/2016	$3,625	$4,041,875
Georgia-Pacific LLC	8.875%		5/15/2031	1,263	1,709,147
Longview Fibre Paper & Packaging, Inc.†	8.00%		6/1/2016	6,100	6,161,000
Millar Western Forest Products Ltd. (Canada)†(b)	8.50%		4/1/2021	2,560	1,958,400
NewPage Corp.(e)	11.375%		12/31/2014	3,000	2,107,500
Tembec Industries, Inc. (Canada)(b)	11.25%		12/15/2018	4,025	4,085,375
Weyerhaeuser Co.	8.50%		1/15/2025	2,450	2,774,133

Total					22,837,430

Gaming 4.22%
Ameristar Casinos, Inc.†	7.50%		4/15/2021	750	743,723
Ameristar Casinos, Inc.	7.50%		4/15/2021	100	100,500
Caesar’s Entertainment Operating Co., Inc.	5.625%		6/1/2015	3,170	1,854,450
Caesar’s Entertainment Operating Co., Inc.	10.75%		2/1/2016	1,825	1,168,000
CityCenter Holdings LLC/CityCenter Finance Corp.†	7.625%		1/15/2016	5,225	5,198,875
CityCenter Holdings LLC/CityCenter Finance Corp. PIK†	10.75%		1/15/2017	3,990	3,794,158
Downstream Development Authority of the Quapaw Tribe of Oklahoma†	10.50%		7/1/2019	4,400	4,180,000
Eldorado Resorts LLC/Eldorado Capital Corp.†	8.625%		6/15/2019	2,825	2,507,188
Marina District Finance Co., Inc.	9.50%		10/15/2015	4,495	4,112,925
MGM Resorts International	6.625%		7/15/2015	1,200	1,140,000
MGM Resorts International	11.125%		11/15/2017	4,300	4,832,125
MGM Resorts International	11.375%		3/1/2018	5,000	5,412,500
Midwest Gaming Borrower LLC/Midwest Finance Corp.†	11.625%		4/15/2016	6,920	7,456,300
Mohegan Tribal Gaming Authority†	11.50%		11/1/2017	7,900	7,386,500
River Rock Entertainment Authority (The)(d)(e)	9.75%		11/1/2011	2,025	1,528,875
Snoqualmie Entertainment Authority†	4.179%	#	2/1/2014	5,775	5,226,375
Sugarhouse HSP Gaming Prop. Mezz. LP/Sugarhouse HSP Gaming Finance Corp.†	8.625%		4/15/2016	6,925	7,150,062
Yonkers Racing Corp.†	11.375%		7/15/2016	4,100	4,171,750

Total					67,964,306

Gas Distribution 2.05%
El Paso Corp.	7.75%		1/15/2032	2,975	3,428,687
El Paso Corp.	8.05%		10/15/2030	10,460	12,185,900
Genesis Energy LP/Genesis Energy Finance Corp.	7.875%		12/15/2018	3,150	3,087,000

See Notes to Financial Statements.

Schedule of Investments (continued)

HIGH YIELD FUND November 30, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Gas Distribution (continued)
IFM US Colonial Pipeline 2 LLC†	6.45%	5/1/2021		$7,000	$7,458,990
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.	6.25%	6/15/2022		1,975	2,009,563
Sabine Pass LNG LP	7.50%	11/30/2016		1,580	1,574,075
Transportadora de Gas del Sur SA (Argentina)†(b)	7.875%	5/14/2017		2,303	2,078,457
WPX Energy, Inc.†	6.00%	1/15/2022		1,300	1,283,750

Total					33,106,422

Health Facilities 1.59%
American Renal Holdings Co., Inc.	8.375%	5/15/2018		3,000	3,105,000
Capella Healthcare, Inc.	9.25%	7/1/2017		4,575	4,546,406
Community Health Systems, Inc.†	8.00%	11/15/2019		975	948,188
HCA, Inc.	6.50%	2/15/2020		2,175	2,169,563
HCA, Inc.	7.875%	2/15/2020		8,525	9,015,187
Kindred Healthcare, Inc.	8.25%	6/1/2019		2,575	2,150,125
MPT Operating Partnership LP/MPT Finance Corp.	6.875%	5/1/2021		3,700	3,681,500

Total					25,615,969

Health Services 0.95%
Catalent Pharma Solutions, Inc.	9.75%	4/15/2017	EUR	5,900	7,253,962
ExamWorks Group, Inc.†	9.00%	7/15/2019		$3,325	2,984,187
inVentiv Health, Inc.†	10.00%	8/15/2018		2,275	2,166,938
STHI Holding Corp.†	8.00%	3/15/2018		2,920	2,971,100

Total					15,376,187

Hotels 0.24%
FelCor Lodging LP	6.75%	6/1/2019		4,200	3,927,000

Household & Leisure Products 0.13%
American Standard Americas†	10.75%	1/15/2016		3,225	2,144,625

Integrated Energy 0.88%
Coso Geothermal Power Holdings LLC†	7.00%	7/15/2026		5,997	4,357,965
Covanta Holding Corp.	7.25%	12/1/2020		6,400	6,582,906
First Wind Capital LLC†	10.25%	6/1/2018		3,475	3,318,625

Total					14,259,496

See Notes to Financial Statements.

Schedule of Investments (continued)

HIGH YIELD FUND November 30, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Investments & Miscellaneous Financial Services 0.89%
Constellation Enterprises LLC†	10.625%	2/1/2016	$2,975	$2,841,125
Nuveen Investments, Inc.	10.50%	11/15/2015	4,275	4,104,000
Nuveen Investments, Inc.†	10.50%	11/15/2015	7,760	7,372,000

Total				14,317,125

Leisure 1.14%
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.	9.125%	8/1/2018	2,000	2,185,000
MU Finance plc (United Kingdom)†(b)	8.375%	2/1/2017	6,350	6,667,500
Palace Entertainment Holdings LLC/Palace Entertainment Holdings Corp.†	8.875%	4/15/2017	3,550	3,487,875
Seven Seas Cruises S. de R.L. LLC†	9.125%	5/15/2019	4,380	4,494,975
Vail Resorts, Inc.†	6.50%	5/1/2019	1,525	1,532,625

Total				18,367,975

Life Insurance 0.14%
MetLife Capital Trust X†(j)	9.25%	4/8/2038	2,000	2,242,500

Machinery 1.41%
Altra Holdings, Inc.	8.125%	12/1/2016	2,750	2,866,875
Cleaver-Brooks, Inc.†	12.25%	5/1/2016	3,850	3,888,500
Columbus McKinnon Corp.	7.875%	2/1/2019	5,800	5,887,000
Dematic SA (Luxembourg)†(b)	8.75%	5/1/2016	4,525	4,411,875
Thermadyne Holdings Corp.	9.00%	12/15/2017	5,700	5,728,500

Total				22,782,750

Media: Broadcast 1.35%
AMC Networks, Inc.†	7.75%	7/15/2021	8,895	9,450,937
Clear Channel Communications, Inc.	5.50%	9/15/2014	3,540	2,407,200
Cumulus Media, Inc.†	7.75%	5/1/2019	2,500	2,175,000
FoxCo Acquisition Sub LLC†	13.375%	7/15/2016	2,650	2,905,063
Gray Television, Inc.	10.50%	6/29/2015	5,200	4,862,000

Total				21,800,200

Media: Cable 2.15%
CCO Holdings LLC/CCO Holdings Capital Corp.	7.00%	1/15/2019	3,090	3,124,762
CCO Holdings LLC/CCO Holdings Capital Corp.	7.25%	10/30/2017	1,475	1,513,719
CCO Holdings LLC/CCO Holdings Capital Corp.(k)	7.375%	6/1/2020	1,475	1,475,000
CSC Holdings LLC†	6.75%	11/15/2021	1,125	1,136,250

See Notes to Financial Statements.

Schedule of Investments (continued)

HIGH YIELD FUND November 30, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Media: Cable (continued)
Insight Communications Co., Inc.†	9.375%	7/15/2018	$4,980	$5,658,525
Kabel BW Erste Beteiligungs GmbH/Kabel Baden-Wurttemberg GmbH & Co. KG (Germany)†(b)	7.50%	3/15/2019	3,000	3,015,000
Ono Finance II plc (Ireland)†(b)	10.875%	7/15/2019	6,250	5,218,750
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRN GmbH (Germany)†(b)	8.125%	12/1/2017	450	466,875
UPC Holding BV (Netherlands)†(b)	9.875%	4/15/2018	2,000	2,070,000
UPCB Finance III Ltd.†	6.625%	7/1/2020	6,325	6,072,000
UPCB Finance V Ltd.†	7.25%	11/15/2021	4,950	4,851,000

Total				34,601,881

Media: Services 0.89%
Clear Channel Worldwide Holdings, Inc.	9.25%	12/15/2017	2,500	2,643,750
MDC Partners, Inc.	11.00%	11/1/2016	6,000	6,420,000
WMG Acquisition Corp.	9.50%	6/15/2016	3,925	4,140,875
WMG Acquisition Corp.†	11.50%	10/1/2018	1,175	1,163,250

Total				14,367,875

Medical Products 0.99%
Grifols, Inc.†	8.25%	2/1/2018	8,060	8,342,100
Kinetic Concepts,Inc./KCI USA, Inc.†	10.50%	11/1/2018	7,928	7,630,700

Total				15,972,800

Metals/Mining (Excluding Steel) 4.21%
Alpha Natural Resources, Inc.	6.25%	6/1/2021	1,300	1,248,000
ALROSA Finance SA (Luxembourg)†(b)	7.75%	11/3/2020	4,000	4,000,000
American Rock Salt Co. LLC/American Rock Capital Corp.†	8.25%	5/1/2018	6,100	5,673,000
Arch Coal, Inc.†	7.25%	6/15/2021	3,600	3,510,000
Boart Longyear Management Pty Ltd. (Australia)†(b)	7.00%	4/1/2021	4,590	4,567,050
Compass Minerals International, Inc.	8.00%	6/1/2019	3,950	4,187,000
CONSOL Energy, Inc.	8.00%	4/1/2017	1,865	1,995,550
FMG Resources (August 2006) Pty Ltd. (Australia)†(b)	6.875%	2/1/2018	5,300	4,889,250
FMG Resources (August 2006) Pty Ltd. (Australia)†(b)	7.00%	11/1/2015	1,735	1,687,288
FMG Resources (August 2006) Pty Ltd. (Australia)†(b)	8.25%	11/1/2019	2,450	2,416,313

See Notes to Financial Statements.

Schedule of Investments (continued)

HIGH YIELD FUND November 30, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Metals/Mining (Excluding Steel) (continued)
Mirabela Nickel Ltd. (Australia)†(b)	8.75%	4/15/2018	$8,735	$7,817,825
Patriot Coal Corp.	8.25%	4/30/2018	3,275	3,127,625
Peabody Energy Corp.†	6.25%	11/15/2021	4,225	4,277,812
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp.	8.25%	4/15/2018	1,425	1,417,875
Quadra FNX Mining Ltd. (Canada)†(b)	7.75%	6/15/2019	6,315	6,204,487
Rain CII Carbon LLC/CII Carbon Corp.†	8.00%	12/1/2018	4,300	4,273,125
SunCoke Energy, Inc.†	7.625%	8/1/2019	2,125	2,093,125
Taseko Mines Ltd. (Canada)(b)	7.75%	4/15/2019	4,925	4,481,750

Total				67,867,075

Oil Field Equipment & Services 2.38%
B-Corp Merger Sub, Inc.†	8.25%	6/1/2019	1,875	1,715,625
Basic Energy Services, Inc.	7.75%	2/15/2019	3,360	3,368,400
Dresser-Rand Group, Inc.†	6.50%	5/1/2021	2,400	2,370,000
Global Geophysical Services, Inc.	10.50%	5/1/2017	3,175	3,063,875
Helix Energy Solutions, Inc.†	9.50%	1/15/2016	5,625	5,878,125
Offshore Group Investment Ltd.	11.50%	8/1/2015	2,850	3,070,875
Oil States International, Inc.	6.50%	6/1/2019	5,750	5,807,500
Precision Drilling Corp. (Canada)†(b)	6.50%	12/15/2021	1,025	1,030,125
Precision Drilling Corp. (Canada)(b)	6.625%	11/15/2020	2,500	2,525,000
SESI LLC†	6.375%	5/1/2019	2,990	3,004,950
Stallion Oilfield Holdings Ltd.	10.50%	2/15/2015	3,743	4,005,010
Thermon Industries, Inc.	9.50%	5/1/2017	2,341	2,493,165

Total				38,332,650

Oil Refining & Marketing 0.52%
Alon Refining Krotz Springs, Inc.	13.50%	10/15/2014	3,000	3,150,000
Northern Tier Energy LLC/Northern Tier Finance Corp.†	10.50%	12/1/2017	4,915	5,234,475

Total				8,384,475

Packaging 1.77%
AEP Industries, Inc.	8.25%	4/15/2019	2,350	2,326,500
ARD Finance SA (Luxembourg) PIK†(b)	11.125%	6/1/2018	2,800	2,453,036
Ardagh Packaging Finance plc (Ireland)†(b)	7.375%	10/15/2017	2,125	2,167,500
Ardagh Packaging Finance plc (Ireland)†(b)	9.125%	10/15/2020	1,275	1,268,625

See Notes to Financial Statements.

Schedule of Investments (continued)

HIGH YIELD FUND November 30, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Packaging (continued)
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg SA†	7.125%	4/15/2019		$4,175	$4,101,937
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg SA†	9.25%	5/15/2018		9,700	8,875,500
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg SA†	9.875%	8/15/2019		2,850	2,622,000
Sealed Air Corp.†	8.125%	9/15/2019		1,750	1,863,750
Sealed Air Corp.†	8.375%	9/15/2021		2,650	2,842,125

Total					28,520,973

Pharmaceuticals 0.50%
Aptalis Pharma, Inc.	12.75%	3/1/2016		2,650	2,722,875
Capsugel FinanceCo SCA†	9.875%	8/1/2019	EUR	2,100	2,849,987
Mylan, Inc.†	7.875%	7/15/2020		$2,385	2,551,950

Total					8,124,812

Printing & Publishing 0.39%
Cambium Learning Group, Inc.	9.75%	2/15/2017		3,200	3,216,000
McClatchy Co. (The)	11.50%	2/15/2017		2,000	1,865,000
ProQuest LLC/ProQuest Notes Co.†	9.00%	10/15/2018		1,500	1,207,500

Total					6,288,500

Property & Casualty 0.57%
Liberty Mutual Group, Inc.†(l)	10.75%	6/15/2058		7,500	9,112,500

Railroads 0.75%
Florida East Coast Railway Corp.	8.125%	2/1/2017		7,915	7,924,894
Kansas City Southern de Mexico SA de CV (Mexico)(b)	6.125%	6/15/2021		1,275	1,319,625
Kansas City Southern de Mexico SA de CV (Mexico)(b)	6.625%	12/15/2020		2,650	2,809,000

Total					12,053,519

Real Estate Investment Trusts 0.38%
DuPont Fabros Technology LP	8.50%	12/15/2017		5,850	6,201,000

See Notes to Financial Statements.

Schedule of Investments (continued)

HIGH YIELD FUND November 30, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Restaurants 1.32%
CKE Restaurants, Inc.	11.375%	7/15/2018	$4,360	$4,665,200
Dave & Buster’s Entertainment, Inc.†	Zero Coupon	2/15/2016	3,750	2,193,750
Dave & Buster’s, Inc.	11.00%	6/1/2018	1,755	1,807,650
DineEquity, Inc.	9.50%	10/30/2018	3,165	3,291,600
Fiesta Restaurant Group†	8.875%	8/15/2016	2,325	2,290,125
HOA Restaurant Group LLC/HOA Finance Corp.†	11.25%	4/1/2017	3,075	2,829,000
Rare Restaurant Group LLC/RRG Finance Corp.†	9.25%	5/15/2014	1,250	1,006,250
Roadhouse Financing, Inc.	10.75%	10/15/2017	3,225	3,208,875

Total				21,292,450

Software/Services 1.28%
Fidelity National Information Services, Inc.	7.625%	7/15/2017	2,675	2,848,875
First Data Corp.†	7.375%	6/15/2019	2,975	2,811,375
First Data Corp.†	8.25%	1/15/2021	675	587,250
First Data Corp.	9.875%	9/24/2015	2,215	2,021,188
First Data Corp.†	12.625%	1/15/2021	5,040	4,183,200
SunGard Data Systems, Inc.	10.25%	8/15/2015	4,875	5,045,625
Syniverse Holdings, Inc.	9.125%	1/15/2019	3,025	3,115,750

Total				20,613,263

Specialty Retail 3.22%
Academy Ltd./Academy Finance Corp.†	9.25%	8/1/2019	3,590	3,518,200
Brown Shoe Co., Inc.	7.125%	5/15/2019	5,650	5,339,250
Gymboree Corp.	9.125%	12/1/2018	2,845	2,361,350
J. Crew Group, Inc.	8.125%	3/1/2019	5,720	5,283,850
Limited Brands, Inc.	7.60%	7/15/2037	4,050	3,989,250
Michaels Stores, Inc.	13.00%	11/1/2016	6,500	6,922,500
Netflix, Inc.	8.50%	11/15/2017	2,000	2,020,000
PETCO Animal Supplies, Inc.†	9.25%	12/1/2018	6,450	6,853,125
QVC, Inc.†	7.375%	10/15/2020	1,360	1,451,800
QVC, Inc.†	7.50%	10/1/2019	2,385	2,545,988
Sally Holdings LLC/Sally Capital, Inc.†	6.875%	11/15/2019	4,895	5,029,612
Toys “R” Us Property Co. I LLC	10.75%	7/15/2017	3,755	4,064,787
YCC Holdings LLC/Yankee Finance, Inc. PIK	10.25%	2/15/2016	2,820	2,481,600

Total				51,861,312

See Notes to Financial Statements.

Schedule of Investments (continued)

HIGH YIELD FUND November 30, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Steel Producers/Products 0.47%
JMC Steel Group†	8.25%	3/15/2018	$4,800	$4,536,000
Severstal Columbus LLC	10.25%	2/15/2018	3,000	3,105,000

Total				7,641,000

Support: Services 3.32%
Abengoa Finance SAU (Spain)†(b)	8.875%	11/1/2017	5,275	5,064,000
American Residential Services LLC†	12.00%	4/15/2015	2,920	2,920,000
Audatex North America, Inc.†	6.75%	6/15/2018	3,775	3,822,188
Avis Budget Car Rental	9.625%	3/15/2018	4,365	4,419,562
Bankrate, Inc.	11.75%	7/15/2015	1,888	2,145,240
Cardtronics, Inc.	8.25%	9/1/2018	3,350	3,643,125
Diversey, Inc.	8.25%	11/15/2019	315	393,750
Emdeon, Inc.†	11.00%	12/31/2019	775	802,125
FTI Consulting, Inc.	6.75%	10/1/2020	3,875	3,928,281
Hertz Corp. (The)	7.375%	1/15/2021	6,625	6,591,875
Hertz Corp. (The)	7.50%	10/15/2018	2,000	2,015,000
Maxim Crane Works LP†	12.25%	4/15/2015	2,505	2,229,450
NCO Group, Inc.	11.875%	11/15/2014	2,825	2,814,406
NES Rentals Holdings, Inc.†	12.25%	4/15/2015	3,500	3,010,000
PHH Corp.	9.25%	3/1/2016	2,000	2,070,000
RSC Equipment Rental, Inc./RSC Holdings III LLC	8.25%	2/1/2021	3,900	3,724,500
United Rentals (North America), Inc.	10.875%	6/15/2016	3,500	3,902,500

Total				53,496,002

Telecommunications Equipment 1.01%
Alcatel-Lucent USA, Inc.	6.45%	3/15/2029	3,500	2,537,500
Avaya, Inc.†	7.00%	4/1/2019	3,450	3,105,000
CDW LLC/CDW Finance Corp.†	8.50%	4/1/2019	1,800	1,701,000
CDW LLC/CDW Finance Corp.	12.535%	10/12/2017	1,900	1,890,500
CommScope, Inc.†	8.25%	1/15/2019	7,270	7,051,900

Total				16,285,900

Telecommunications: Integrated/Services 3.85%
Cogent Communications Group, Inc.†	8.375%	2/15/2018	4,975	5,086,938
Dycom Investments, Inc.	7.125%	1/15/2021	3,935	3,974,350
eAccess Ltd. (Japan)†(b)	8.25%	4/1/2018	3,000	2,865,000
EH Holding Corp.†	6.50%	6/15/2019	2,200	2,161,500
Equinix, Inc.	7.00%	7/15/2021	3,000	3,101,250

See Notes to Financial Statements.

Schedule of Investments (continued)

HIGH YIELD FUND November 30, 2011

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Telecommunications: Integrated/Services (continued)
Equinix, Inc.	8.125%		3/1/2018	$5,000	$5,350,000
GCI, Inc.	6.75%		6/1/2021	1,250	1,203,125
GCI, Inc.	8.625%		11/15/2019	5,000	5,250,000
Intelsat Bermuda Ltd. (Luxembourg) PIK(b)	11.50%		2/4/2017	9,671	8,897,756
Intelsat Jackson Holdings SA (Luxembourg)(b)	11.25%		6/15/2016	9,625	10,034,062
Level 3 Escrow, Inc.†	8.125%		7/1/2019	7,290	6,907,275
Windstream Corp.	7.75%		10/1/2021	7,250	7,177,500

Total					62,008,756

Telecommunications: Wireless 2.31%
Clearwire Communications LLC/Clearwire Finance, Inc.†	12.00%		12/1/2015	3,645	3,098,250
Digicel Group Ltd. (Jamaica)†(b)	10.50%		4/15/2018	6,750	6,783,750
GeoEye, Inc.	9.625%		10/1/2015	2,250	2,508,750
NII Capital Corp.	7.625%		4/1/2021	4,900	4,998,000
Sprint Nextel Corp.†	9.00%		11/15/2018	7,550	7,625,500
Telemovil Finance Co., Ltd. (El Salvador)†(b)	8.00%		10/1/2017	2,850	2,921,250
VimpelCom Holdings BV (Netherlands)†(b)	7.504%		3/1/2022	3,000	2,621,250
Wind Acquisition Finance SA (Italy)†(b)	11.75%		7/15/2017	7,650	6,636,375

Total					37,193,125

Theaters & Entertainment 1.15%
Lions Gate Entertainment, Inc.†	10.25%		11/1/2016	8,725	8,746,812
Live Nation Entertainment, Inc.†	8.125%		5/15/2018	3,775	3,614,563
Production Resource Group LLC†	8.875%		5/1/2019	3,350	2,981,500
Ticketmaster Entertainment LLC/Ticketmaster Noteco, Inc.	10.75%		8/1/2016	2,950	3,132,900

Total					18,475,775

Transportation (Excluding Air/Rail) 0.30%
CEVA Group plc (Netherlands)†(b)	11.625%		10/1/2016	1,310	1,319,825
Great Lakes Dredge & Dock Corp.	7.375%		2/1/2019	3,570	3,471,825

Total					4,791,650

Total High Yield Corporate Bonds (cost $1,363,543,824)					1,339,178,937

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 1.68%
Citigroup/Deutsche Bank Commercial Mortgage Trust 2005-CD1 AJ	5.40%	#	7/15/2044	5,385	4,738,270
Commercial Mortgage Pass-Through Certificates 2007-FL14 AJ†	0.423%	#	6/15/2022	4,471	4,139,197

See Notes to Financial Statements.

Schedule of Investments (continued)

HIGH YIELD FUND November 30, 2011

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Credit Suisse Mortgage Capital Certificates 2007-C5 AM	5.869%		9/15/2040	$7,500	$5,877,094
GS Mortgage Securities Corp. II 2006-GG8 AJ	5.622%		11/10/2039	5,000	3,152,302
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-LD11 AM	6.005%	#	6/15/2049	7,000	5,694,948
LB-UBS Commercial Mortgage Trust 2007-C1 AJ	5.484%		2/15/2040	5,000	3,468,205

Total Non-Agency Commercial Mortgage-Backed Securities (cost $26,542,121)					27,070,016

				Shares (000)
PREFERRED STOCKS 0.38%

Banking
Lloyds Banking Group plc†	6.267%			3,000	1,605,000
LBG Capital No.1 plc†	8.00%			3,000	2,130,000
GMAC Capital Trust I	8.125%			127	2,420,372

Total Preferred Stocks (cost $7,006,819)					6,155,372

	Exercise Price		Expiration Date
WARRANTS 0.06%

Auto Parts & Equipment 0.02%
Cooper-Standard Holdings, Inc.*	$27.33		11/27/2017	13	212,908

Automakers 0.04%
General Motors Co.*	10.00		7/10/2016	32	399,942
General Motors Co.*	18.33		7/10/2019	32	276,324

Total					676,266

Total Warrants (cost $1,225,763)					889,174

Total Long-Term Investments (cost $1,598,111,460)					1,554,339,223

See Notes to Financial Statements.

Schedule of Investments (continued)

HIGH YIELD FUND November 30, 2011

Investments	Principal Amount (000)	Fair Value
SHORT-TERM INVESTMENT 1.29%

Repurchase Agreement
Repurchase Agreement dated 11/30/2011, 0.01% due 12/1/2011 with Fixed Income Clearing Corp. collateralized by $20,895,000 of Federal Home Loan Bank at 1.75% due 8/22/2012; value: $21,234,544; proceeds: $20,817,854 (cost $20,817,849)	$20,818	$20,817,849

Total Investments in Securities 97.74% (cost $1,618,929,309)		1,575,157,072

Foreign Cash and Other Assets in Excess of Liabilities(m) 2.26%		36,395,396

Net Assets 100.00%		$1,611,552,468

BRL	Brazilian real.
CAD	Canadian dollar.
EUR	euro.
GBP	British pound.
PIK	Payment-in-kind.
*	Non-income producing security.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at November 30, 2011.
~	Deferred interest debentures pay the stated rate, after which they pay a predetermined interest rate.
(a)	Amount is less than $1,000.
(b)	Foreign security traded in U.S. dollars.
(c)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at November 30, 2011.
(d)	Defaulted security.
(e)	Subsequent to November 30, 2011, new notes were issued as part of an exchange offer that matures in 2018.
(f)	Investment in non-U.S. dollar denominated securities.
(g)	Stub Rights issued in connection with a plan of reorganization.
(h)	Security is perpetual in nature and has no stated maturity.
(i)	Debenture pays interest at an annual fixed rate of 6.70% through March 30, 2017. Thereafter, interest will be paid at an annual floating rate of 3-month LIBOR plus 2.665% through March 30, 2067. This debenture is subject to full redemption at the option of the issuer any time prior to March 30, 2017.
(j)	Debenture pays interest at an annual fixed rate of 9.25% through April 8, 2038. Thereafter, interest will be paid at an annual floating rate of 3-month LIBOR plus 5.54% through April 8, 2068. This debenture is subject to full redemption at the option of the issuer any time prior to April 8, 2038.
(k)	Securities purchased on a when-issued basis (See Note 2(i)).
(l)	Debenture pays interest at an annual fixed rate of 10.75% through June 15, 2038. Thereafter, interest will be paid at an annual floating rate of 3-month LIBOR plus 7.12% through June 15, 2058. This debenture is subject to full redemption at the option of the issuer any time prior to June 15, 2038.

See Notes to Financial Statements.

Schedule of Investments (concluded)

HIGH YIELD FUND November 30, 2011

(m)	Foreign Cash and Other Assets in Excess of Liabilities include net unrealized appreciation on forward foreign currency exchange contracts, as follows:

Open Forward Foreign Currency Exchange Contracts at November 30, 2011:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation (Depreciation)
Brazilian real	Buy	Barclays Bank plc	1/30/2012	3,550,000	$1,937,773	$1,937,614	$(159)
British pound	Buy	Barclays Bank plc	12/14/2011	788,744	1,265,256	1,237,325	(27,931)
British pound	Buy	Credit Suisse	1/13/2012	657,722	1,054,822	1,031,511	(23,311)
euro	Buy	Credit Suisse	12/1/2011	1,242,549	1,704,329	1,669,612	(34,717)
euro	Buy	Goldman Sachs	1/25/2012	925,278	1,255,305	1,243,944	(11,361)
euro	Buy	Goldman Sachs	2/2/2012	1,574,368	2,146,743	2,116,737	(30,006)
Brazilian real	Sell	Barclays Bank plc	1/30/2012	20,040,000	11,159,372	10,937,969	221,403
British pound	Sell	Barclays Bank plc	12/14/2011	3,948,744	6,243,122	6,194,506	48,616
British pound	Sell	Credit Suisse	1/13/2012	2,232,722	3,487,378	3,501,594	(14,216)
euro	Sell	Credit Suisse	12/1/2011	1,242,549	1,788,537	1,669,612	118,925
euro	Sell	Credit Suisse	12/1/2011	5,325,000	7,707,352	7,155,200	552,152
euro	Sell	Credit Suisse	12/1/2011	928,368	1,285,236	1,247,448	37,788
euro	Sell	Barclays Bank plc	1/11/2012	3,668,137	4,916,221	4,930,813	(14,592)
euro	Sell	Barclays Bank plc	1/11/2012	1,999,149	2,679,359	2,687,312	(7,953)
euro	Sell	Goldman Sachs	1/25/2012	2,968,927	4,108,698	3,991,428	117,270
euro	Sell	Morgan Stanley	1/27/2012	2,421,875	3,368,610	3,256,031	112,579
euro	Sell	UBS AG	1/31/2012	816,625	1,158,579	1,097,932	60,647
euro	Sell	Goldman Sachs	2/2/2012	1,862,118	2,561,902	2,503,617	58,285
euro	Sell	Goldman Sachs	2/2/2012	4,709,250	6,592,667	6,331,584	261,083
euro	Sell	Barclays Bank plc	2/3/2012	1,955,861	2,668,694	2,629,682	39,012
euro	Sell	Barclays Bank plc	2/3/2012	1,312,704	1,796,510	1,764,949	31,561
euro	Sell	Barclays Bank plc	2/3/2012	4,240,313	5,704,323	5,701,158	3,165
euro	Sell	Morgan Stanley	2/14/2012	4,125,000	5,608,845	5,546,760	62,085
euro	Sell	Goldman Sachs	2/15/2012	2,005,556	2,775,288	2,696,837	78,451
euro	Sell	Goldman Sachs	2/15/2012	1,500,000	2,038,607	2,017,025	21,582
euro	Sell	Credit Suisse	3/1/2012	6,253,368	8,350,122	8,410,126	(60,004)
euro	Sell	Credit Suisse	3/1/2012	867,847	1,167,628	1,167,164	464

Net Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$1,600,818

See Notes to Financial Statements.

Schedule of Investments

INCOME FUND November 30, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 102.60%

ASSET-BACKED SECURITIES 6.17%

Automobiles 3.25%
Ally Auto Receivables Trust 2011-2 A2	0.67%	10/15/2013	$2,163	$2,162,941
AmeriCredit Automobile Receivables Trust 2010-2 A2	1.22%	10/8/2013	292	291,809
AmeriCredit Automobile Receivables Trust 2011-3 A2	0.84%	11/10/2014	1,800	1,797,925
AmeriCredit Automobile Receivables Trust 2011-4 A2	0.92%	3/9/2015	1,000	999,299
AmeriCredit Automobile Receivables Trust 2011-5 A2	1.19%	8/8/2015	1,850	1,850,539
BMW Vehicle Lease Trust 2010-1 A2	0.58%	9/17/2012	234	234,456
CarMax Auto Owner Trust 2010-3 A2	0.75%	9/16/2013	1,421	1,421,351
CarMax Auto Owner Trust 2011-1 A2	0.72%	11/15/2013	2,665	2,665,968
CarMax Auto Owner Trust 2011-3 A2	0.70%	11/17/2014	2,000	1,999,234
Chrysler Financial Auto Securitization Trust 2010-A A2	0.69%	1/8/2013	1,110	1,110,003
Ford Credit Auto Lease Trust 2010-B A2†	0.75%	10/15/2012	1,827	1,826,369
Ford Credit Auto Lease Trust 2011-A A2	0.74%	9/15/2013	2,250	2,248,975
Ford Credit Auto Owner Trust 2009-E A3	1.51%	1/15/2014	391	392,879
Ford Credit Auto Owner Trust 2010-B A2	0.65%	12/15/2012	8	7,536
Harley-Davidson Motorcycle Trust 2010-1 A2	0.83%	11/15/2013	374	374,104
Mercedes-Benz Auto Lease Trust 2011-1A A2†	0.79%	4/15/2013	2,086	2,087,221
Mercedes-Benz Auto Lease Trust 2011-B A2†	0.90%	1/15/2014	3,125	3,126,139
Nissan Auto Lease Trust 2010-B A2	0.90%	5/15/2013	2,059	2,060,565
Santander Consumer Acquired Receivables Trust 2011-WO A2†	0.91%	11/15/2013	1,938	1,938,294
Santander Drive Auto Receivables Trust 2010-2 A2	0.95%	8/15/2013	2,439	2,439,191
Santander Drive Auto Receivables Trust 2010-3 A2	0.93%	6/17/2013	322	322,196
Santander Drive Auto Receivables Trust 2010-A A3†	1.83%	11/17/2014	2,000	2,010,149
Santander Drive Auto Receivables Trust 2011-1 A2	0.94%	2/18/2014	1,200	1,198,953
Santander Drive Auto Receivables Trust 2011-2 A2	1.04%	4/15/2014	3,200	3,197,548
Volkswagen Auto Lease Trust 2010-A A2	0.77%	1/22/2013	1,547	1,547,988
Volkswagen Auto Lease Trust 2011-A A2	1.00%	2/20/2014	1,500	1,500,000

Total				40,811,632

See Notes to Financial Statements.

Schedule of Investments (continued)

INCOME FUND November 30, 2011

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Credit Cards 1.76%
Capital One Multi-Asset Execution Trust 2005-A1	0.319%	#	1/15/2015	$1,950	$1,949,708
Capital One Multi-Asset Execution Trust 2007-A4	0.279%	#	3/16/2015	5,000	4,997,626
Chase Issuance Trust 2005-A6	0.319%	#	7/15/2014	1,280	1,279,857
Citibank Credit Card Issuance Trust 2009-A1	1.999%	#	3/17/2014	2,500	2,512,216
Citibank Omni Master Trust 2009-A8†	2.348%	#	5/16/2016	6,030	6,076,904
GE Capital Credit Card Master Note Trust 2009-1 A	2.349%	#	4/15/2015	1,745	1,758,380
GE Capital Credit Card Master Note Trust 2009-2 A	3.69%		7/15/2015	2,400	2,445,719
Nordstrom Private Label Credit Card Master Note Trust 2007-2A A†	0.309%	#	5/15/2015	1,000	999,375

Total					22,019,785

Other 1.16%
Illinois Student Assistance Commission 2010-1 A2	1.468%	#	4/25/2022	1,450	1,437,458
SLM Student Loan Trust 2006-2 A5(a)	0.528%	#	7/25/2025	2,045	1,946,441
SLM Student Loan Trust 2006-6 A1	0.408%	#	10/25/2018	58	58,353
SLM Student Loan Trust 2007-8 A1	0.648%	#	7/27/2015	309	307,940
SLM Student Loan Trust 2008-4 A4	2.068%	#	7/25/2022	1,100	1,131,031
SLM Student Loan Trust 2008-5 A4(a)	2.118%	#	7/25/2023	3,370	3,464,391
SLM Student Loan Trust 2010-C A1†	1.898%	#	12/15/2017	2,769	2,778,015
SLM Student Loan Trust 2011-1 A2	1.407%	#	10/25/2034	2,500	2,477,392
SLM Student Loan Trust 2011-B A2†	3.74%		2/15/2029	1,000	996,484

Total					14,597,505

Total Asset-Backed Securities (cost $77,568,891)					77,428,922

CORPORATE BONDS 77.95%

Aerospace/Defense 0.02%
Embraer Overseas Ltd. (Brazil)(b)	6.375%		1/15/2020	200	219,500

Air Transportation 0.61%
Continental Airlines, Inc.	6.545%		2/2/2019	1,633	1,692,512
Continental Airlines, Inc.	7.25%		11/10/2019	1,200	1,272,299
Delta Air Lines, Inc.	6.20%		7/2/2018	707	735,747
Qantas Airways Ltd. (Australia)†(b)	6.05%		4/15/2016	3,250	3,465,930
United Airlines, Inc.	9.75%		1/15/2017	445	486,915

Total					7,653,403

See Notes to Financial Statements.

Schedule of Investments (continued)

INCOME FUND November 30, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Aluminum 0.40%
Alcoa, Inc.	5.72%	2/23/2019	$5,000	$5,012,680

Apparel 0.31%
PVH Corp.	7.75%	11/15/2023	3,275	3,558,664
Texhong Textile Group Ltd. (Hong Kong)†(b)	7.625%	1/19/2016	500	365,000

Total				3,923,664

Auto Parts: Original Equipment 1.06%
BorgWarner, Inc.	8.00%	10/1/2019	3,978	4,963,076
Hertz Corp. (The)	7.50%	10/15/2018	2,300	2,317,250
International Automotive Components Group SL (Spain)†(b)	9.125%	6/1/2018	325	310,375
ITC Holdings Corp.†	6.05%	1/31/2018	4,130	4,783,701
Stanadyne Corp.	10.00%	8/15/2014	500	455,000
Stanadyne Holdings, Inc.	12.00%	2/15/2015	500	476,250

Total				13,305,652

Auto Trucks & Parts 0.11%
Commercial Vehicle Group, Inc.†	7.875%	4/15/2019	1,390	1,327,450

Auto: Replacement Parts 0.03%
PEP Boys-Manny Moe & Jack	7.50%	12/15/2014	375	381,094

Automotive 0.59%
B-Corp Merger Sub, Inc.†	8.25%	6/1/2019	350	320,250
Chrysler Group LLC/CG Co-Issuer, Inc.†	8.25%	6/15/2021	1,375	1,161,875
Cooper-Standard Automotive, Inc.	8.50%	5/1/2018	500	527,500
Ford Motor Co.	7.45%	7/16/2031	4,500	5,298,750
Tenneco, Inc.	7.75%	8/15/2018	100	102,000

Total				7,410,375

Banks: Diversified 2.34%
Banco Bradesco SA†	5.90%	1/16/2021	400	405,000
Banco do Brasil SA (Brazil)†(b)	5.875%	1/26/2022	1,000	995,000
BanColombia SA (Colombia)(b)	4.25%	1/12/2016	500	501,250
BBVA Bancomer SA†	4.50%	3/10/2016	225	222,750
Citigroup, Inc.	8.50%	5/22/2019	3,275	3,794,785
Discover Bank	8.70%	11/18/2019	6,475	7,243,997
Finansbank AS (Turkey)†(b)	5.50%	5/11/2016	300	265,500

See Notes to Financial Statements.

Schedule of Investments (continued)

INCOME FUND November 30, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Banks: Diversified (continued)
First Citizens St. Lucia Ltd. (Saint Lucia)†(b)	4.903%	2/9/2016	$400	$412,056
Goldman Sachs Group, Inc. (The)	7.50%	2/15/2019	4,847	5,180,120
HSBC Bank Brasil SA–Banco Multiplo (Brazil)†(b)	4.00%	5/11/2016	500	496,250
Itau Unibanco Holding SA (Brazil)†(b)	6.20%	4/15/2020	600	615,089
JPMorgan Chase & Co.	4.35%	8/15/2021	2,832	2,769,359
JPMorgan Chase & Co.	6.30%	4/23/2019	484	535,785
Morgan Stanley	5.75%	1/25/2021	2,239	2,004,050
Morgan Stanley	6.25%	8/28/2017	1,854	1,761,485
National Agricultural Cooperative Federation (South Korea)†(b)	3.50%	2/8/2017	300	290,404
Provident Funding Associates LP/PFG Finance Corp.†	10.125%	2/15/2019	820	668,300
Regions Financial Corp.	7.75%	11/10/2014	1,150	1,175,875

Total				29,337,055

Banks: Money Center 0.79%
Akbank TAS (Turkey)†(b)	6.50%	3/9/2018	200	198,750
Export-Import Bank of Korea (South Korea)(b)	3.75%	10/20/2016	1,000	1,004,791
Huntington Bancshares, Inc.	7.00%	12/15/2020	3,300	3,662,089
SVB Financial Group	5.375%	9/15/2020	2,375	2,404,628
Zions Bancorporation	7.75%	9/23/2014	2,500	2,654,818

Total				9,925,076

Beverages 0.01%
CEDC Finance Corp. International, Inc.†	9.125%	12/1/2016	100	65,000

Biotechnology Research & Production 1.26%
Amgen, Inc.	3.875%	11/15/2021	2,950	2,913,945
Amgen, Inc.	5.65%	6/15/2042	8,125	8,259,379
Bio-Rad Laboratories, Inc.	8.00%	9/15/2016	4,250	4,675,000

Total				15,848,324

Broadcasting 0.05%
Fisher Communications, Inc.	8.625%	9/15/2014	84	85,785
Salem Communications Corp.	9.625%	12/15/2016	533	559,650

Total				645,435

Brokers 0.73%
E*Trade Financial Corp.	6.75%	6/1/2016	550	539,000
Jefferies Group, Inc.	8.50%	7/15/2019	2,180	2,049,200

See Notes to Financial Statements.

Schedule of Investments (continued)

INCOME FUND November 30, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Brokers (continued)
Raymond James Financial, Inc.	8.60%	8/15/2019	$5,525	$6,533,362

Total				9,121,562

Building Materials 1.16%
Associated Materials LLC	9.125%	11/1/2017	450	383,063
Building Materials Corp. of America†	7.00%	2/15/2020	3,400	3,536,000
Holcim US Finance SARL & Cie SCS (Luxembourg)†(b)	6.00%	12/30/2019	3,100	3,190,619
Owens Corning, Inc.	9.00%	6/15/2019	5,500	6,496,721
Voto-Votorantim Ltd.†	6.75%	4/5/2021	850	901,000

Total				14,507,403

Business Services 0.99%
Great Lakes Dredge & Dock Corp.	7.375%	2/1/2019	750	729,375
Hillenbrand, Inc.	5.50%	7/15/2020	4,092	4,397,877
Seminole Indian Tribe of Florida†	5.798%	10/1/2013	370	371,690
Seminole Indian Tribe of Florida†	6.535%	10/1/2020	4,375	4,242,976
Seminole Indian Tribe of Florida†	7.75%	10/1/2017	242	250,470
StoneMor Operating LLC/Cornerstone Family Services/Osiris Holdings	10.25%	12/1/2017	1,325	1,286,906
Verisk Analytics, Inc.	5.80%	5/1/2021	1,000	1,119,510

Total				12,398,804

Cable Services 2.35%
Comcast Corp.	6.95%	8/15/2037	7,095	8,504,053
Insight Communications Co., Inc.†	9.375%	7/15/2018	1,500	1,704,375
Time Warner Cable, Inc.	5.50%	9/1/2041	1,700	1,695,678
Time Warner Cable, Inc.	7.30%	7/1/2038	10,278	12,342,511
Time Warner Cable, Inc.	8.75%	2/14/2019	4,125	5,195,850

Total				29,442,467

Chemicals 2.99%
Airgas, Inc.	7.125%	10/1/2018	6,000	6,413,688
Basell Finance Co. BV (Netherlands)†(b)	8.10%	3/15/2027	3,605	3,983,525
Braskem Finance Ltd. (Brazil)†(b)	5.75%	4/15/2021	600	597,000
CF Industries, Inc.	7.125%	5/1/2020	6,025	7,109,500
Chemtura Corp.	7.875%	9/1/2018	300	308,250
Dow Chemical Co. (The)	8.55%	5/15/2019	1,500	1,892,017
Dow Chemical Co. (The)	9.40%	5/15/2039	2,400	3,527,448

See Notes to Financial Statements.

Schedule of Investments (continued)

INCOME FUND November 30, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Chemicals (continued)
Incitec Pivot Finance LLC†	6.00%	12/10/2019	$3,900	$4,231,219
Methanex Corp. (Canada)(b)	6.00%	8/15/2015	2,450	2,485,400
Momentive Performance Materials Holdings, Inc.	11.50%	12/1/2016	700	504,000
Sociedad Quimica y Minera de Chile SA (Chile)†(b)	5.50%	4/21/2020	225	238,938
Westlake Chemical Corp.	6.625%	1/15/2016	450	457,875
Yara International ASA (Norway)†(b)	7.875%	6/11/2019	4,710	5,766,444

Total				37,515,304

Coal 0.50%
Bumi Investment Pte Ltd. (Singapore)†(b)	10.75%	10/6/2017	500	495,000
Peabody Energy Corp.†	6.00%	11/15/2018	600	602,250
Peabody Energy Corp.	7.875%	11/1/2026	4,390	4,719,250
Penn Virginia Corp.	7.25%	4/15/2019	175	167,125
SunCoke Energy, Inc.†	7.625%	8/1/2019	250	246,250

Total				6,229,875

Communications & Media 0.02%
Digicel Ltd. (Jamaica)†(b)	12.00%	4/1/2014	250	278,125

Communications Services 0.15%
Avaya, Inc.	9.75%	11/1/2015	400	315,000
Avaya, Inc. PIK	10.125%	11/1/2015	1,925	1,530,375

Total				1,845,375

Communications Technology 0.09%
American Tower Corp.	7.00%	10/15/2017	1,000	1,150,847

Computer Software 0.77%
Audatex North America, Inc.†	6.75%	6/15/2018	175	177,188
BMC Software, Inc.	7.25%	6/1/2018	5,500	6,327,942
SunGard Data Systems, Inc.	10.25%	8/15/2015	3,000	3,105,000

Total				9,610,130

Computer Technology 0.09%
EQT Corp.	6.50%	4/1/2018	1,000	1,120,875

Construction/Homebuilding 0.05%
Empresas ICA SAB de CV (Mexico)†(b)	8.90%	2/4/2021	300	273,000
Odebrecht Finance Ltd.†	6.00%	4/5/2023	400	402,000

Total				675,000

See Notes to Financial Statements.

Schedule of Investments (continued)

INCOME FUND November 30, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Consumer Electronics 0.09%
PerkinElmer, Inc.	5.00%	11/15/2021	$1,150	$1,160,068

Consumer Products 0.30%
Scotts Miracle-Gro Co. (The)	7.25%	1/15/2018	1,450	1,515,250
Tupperware Brands Corp.†	4.75%	6/1/2021	2,225	2,225,828

Total				3,741,078

Containers 0.60%
ARD Finance SA (Luxembourg) PIK†(b)	11.125%	6/1/2018	200	175,217
Crown Cork & Seal Co., Inc.	7.50%	12/15/2096	3,500	2,782,500
Pactiv Corp.	7.95%	12/15/2025	3,525	2,679,000
Sealed Air Corp.†	8.125%	9/15/2019	1,750	1,863,750

Total				7,500,467

Copper 0.29%
Freeport-McMoRan Corp.	7.125%	11/1/2027	2,000	2,360,970
Freeport-McMoRan Corp.	9.50%	6/1/2031	900	1,338,981

Total				3,699,951

Diversified 0.23%
Bombardier, Inc. (Canada)†(b)	7.45%	5/1/2034	2,383	2,365,128
Bombardier, Inc. (Canada)†(b)	7.75%	3/15/2020	500	537,500

Total				2,902,628

Drugs 0.42%
Aristotle Holding, Inc.†	4.75%	11/15/2021	4,500	4,555,129
Valeant Pharmaceuticals International†	6.50%	7/15/2016	775	753,688

Total				5,308,817

Electric: Equipment/Components 0.10%
Enel Finance International SA (Italy)†(b)	6.80%	9/15/2037	1,400	1,208,514

Electric: Power 5.36%
AES Andres Dominicana/Itabo Dominicana (Dominican Republic)†(b)	9.50%	11/12/2020	500	503,750
AES Red Oak LLC	8.54%	11/30/2019	1,930	1,997,368
Allegheny Energy Supply Co. LLC†	6.75%	10/15/2039	3,000	3,406,164
Astoria Depositor Corp.†	8.144%	5/1/2021	2,500	2,200,000
Bruce Mansfield Unit 1	6.85%	6/1/2034	6,309	6,788,036
Central Maine Power Co.†	5.70%	6/1/2019	1,850	1,924,786

See Notes to Financial Statements.

Schedule of Investments (continued)

INCOME FUND November 30, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electric: Power (continued)
Coso Geothermal Power Holdings LLC†	7.00%	7/15/2026	$3,966	$2,882,323
DPL, Inc.†	6.50%	10/15/2016	1,000	1,040,000
Duquesne Light Holdings, Inc.†	5.90%	12/1/2021	1,000	1,019,259
Duquesne Light Holdings, Inc.	6.25%	8/15/2035	1,950	1,809,929
Duquesne Light Holdings, Inc.†	6.40%	9/15/2020	3,400	3,575,403
EGE Haina Finance Co. (Dominican Republic)†(b)	9.50%	4/26/2017	500	517,500
Elwood Energy LLC	8.159%	7/5/2026	1,627	1,600,848
Empresa de Energia de Bogota SA (Colombia)†(b)	6.125%	11/10/2021	725	743,125
Energy East Corp.	6.75%	7/15/2036	2,450	2,688,917
Indiantown Cogeneration LP	9.77%	12/15/2020	1,617	1,673,831
Mississippi Power Co.	5.40%	7/1/2035	3,075	3,395,052
National Fuel Gas Co.	6.50%	4/15/2018	1,400	1,590,988
National Fuel Gas Co.	8.75%	5/1/2019	3,975	5,058,931
NiSource Finance Corp.	4.45%	12/1/2021	3,500	3,542,854
NiSource Finance Corp.	6.25%	12/15/2040	1,900	2,014,614
North American Energy Alliance LLC/North American Energy Alliance Finance Corp.†	10.875%	6/1/2016	1,900	2,023,500
Oncor Electric Delivery Co. LLC	5.25%	9/30/2040	3,000	3,378,450
PNM Resources, Inc.	9.25%	5/15/2015	483	537,337
PPL WEM Holdings plc (United Kingdom)†(b)	5.375%	5/1/2021	2,000	2,048,844
Reliant Energy Mid-Atlantic Power Holdings LLC	9.237%	7/2/2017	198	194,126
Tenaska Alabama Partners LP†	7.00%	6/30/2021	1,993	2,103,005
Tenaska Georgia Partners LP	9.50%	2/1/2030	2,160	2,549,923
Tenaska Virginia Partners LP†	6.119%	3/30/2024	806	837,537
Texas-New Mexico Power Co.†	9.50%	4/1/2019	2,766	3,631,822

Total				67,278,222

Electrical Equipment 0.29%
Public Service Co. of New Mexico	7.50%	8/1/2018	1,350	1,555,862
Public Service Co. of New Mexico	7.95%	5/15/2018	1,500	1,759,645
STATS ChipPAC Ltd. (Singapore)†(b)	7.50%	8/12/2015	350	362,250

Total				3,677,757

Electrical: Household 0.40%
Legrand France SA (France)(b)	8.50%	2/15/2025	3,000	3,601,569
WireCo WorldGroup, Inc.†	10.00%	5/15/2017	1,400	1,435,000

Total				5,036,569

See Notes to Financial Statements.

Schedule of Investments (continued)

INCOME FUND November 30, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electronics 0.28%
Thomas & Betts Corp.	5.625%	11/15/2021	$3,000	$3,507,816

Electronics: Semi-Conductors/Components 0.55%
Freescale Semiconductor, Inc.	10.125%	12/15/2016	400	418,000
KLA-Tencor Corp.	6.90%	5/1/2018	5,775	6,523,169

Total				6,941,169

Energy Equipment & Services 1.85%
Alta Wind Holdings LLC†	7.00%	6/30/2035	3,433	3,676,229
Cameron International Corp.	6.375%	7/15/2018	1,142	1,341,962
Cameron International Corp.	7.00%	7/15/2038	4,100	5,110,490
Energy Transfer Partners LP	5.65%	8/1/2012	500	512,413
Energy Transfer Partners LP	9.70%	3/15/2019	7,102	8,611,033
IFM US Colonial Pipeline 2 LLC†	6.45%	5/1/2021	3,500	3,729,495
NRG Energy, Inc.	7.375%	1/15/2017	250	261,250

Total				23,242,872

Engineering & Contracting Services 0.29%
Aeropuertos Argentina 2000 SA (Argentina)†(b)	10.75%	12/1/2020	291	299,730
AGCO Corp.†	5.875%	12/1/2021	1,425	1,421,438
New Enterprise Stone & Lime Co., Inc.	11.00%	9/1/2018	2,450	1,953,875

Total				3,675,043

Entertainment 0.17%
Midwest Gaming Borrower LLC/Midwest Finance Corp.†	11.625%	4/15/2016	500	538,750
Production Resource Group LLC†	8.875%	5/1/2019	350	311,500
Snoqualmie Entertainment Authority†	9.125%	2/1/2015	1,395	1,353,150

Total				2,203,400

Environmental Services 0.07%
Casella Waste Systems, Inc.	11.00%	7/15/2014	750	813,750
WCA Waste Corp.†	7.50%	6/15/2019	100	97,000

Total				910,750

Fertilizers 0.34%
Mosaic Global Holdings, Inc.	7.30%	1/15/2028	3,375	4,262,561

Financial Services 4.94%
Bank of America Corp.	5.625%	7/1/2020	1,670	1,475,941
Bank of America Corp.	7.625%	6/1/2019	4,250	4,150,962

See Notes to Financial Statements.

Schedule of Investments (continued)

INCOME FUND November 30, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Financial Services (continued)
BM&FBOVESPA SA (Brazil)†(b)	5.50%	7/16/2020	$400	$410,000
EDP Finance BV (Netherlands)†(b)	6.00%	2/2/2018	4,890	3,997,599
FMR LLC†	6.45%	11/15/2039	3,500	3,693,840
FMR LLC†	7.49%	6/15/2019	3,096	3,474,570
General Electric Capital Corp.	6.75%	3/15/2032	1,731	1,878,280
General Electric Capital Corp.	6.875%	1/10/2039	5,761	6,425,554
Hyundai Capital Services, Inc. (South Korea)†(b)	4.375%	7/27/2016	500	508,299
IPIC GMTN Ltd.†	6.875%	11/1/2041	700	710,500
Merrill Lynch & Co., Inc.	5.70%	5/2/2017	800	722,725
Merrill Lynch & Co., Inc.	6.05%	8/15/2012	1,250	1,261,520
MU Finance plc (United Kingdom)†(b)	8.375%	2/1/2017	1,200	1,260,000
Petrobras International Finance Co. (Brazil)(b)	6.875%	1/20/2040	3,709	4,134,289
Prudential Financial, Inc.	6.625%	6/21/2040	1,975	2,068,356
Salton Sea Funding Corp.	7.475%	11/30/2018	800	880,087
Scottrade Financial Services, Inc.†	6.125%	7/11/2021	2,150	2,131,418
SteelRiver Transmission Co. LLC†	4.71%	6/30/2017	1,996	2,041,518
Sydney Airport Finance Co. Pty Ltd. (Australia)†(b)	5.125%	2/22/2021	5,475	5,527,095
TD Ameritrade Holding Corp.	5.60%	12/1/2019	2,990	3,220,083
Virgin Media Secured Finance plc (United Kingdom)(b)	6.50%	1/15/2018	2,100	2,226,000
Woodside Finance Ltd. (Australia)†(b)	8.75%	3/1/2019	7,699	9,812,784

Total				62,011,420

Financial: Miscellaneous 1.30%
Bankrate, Inc.	11.75%	7/15/2015	600	681,750
NASDAQ OMX Group, Inc. (The)	5.25%	1/16/2018	2,375	2,473,674
NASDAQ OMX Group, Inc. (The)	5.55%	1/15/2020	2,405	2,405,618
SLM Corp.	8.45%	6/15/2018	10,800	10,780,701

Total				16,341,743

Food 0.52%
Corporacion Pesquera Inca SAC (Peru)†(b)	9.00%	2/10/2017	930	950,925
FAGE Dairy Industry SA/FAGE USA Dairy Industry, Inc.†	9.875%	2/1/2020	1,500	1,301,250
Southern States Cooperative, Inc.†	11.25%	5/15/2015	1,500	1,548,750
Tyson Foods, Inc.	6.85%	4/1/2016	2,000	2,202,500
Tyson Foods, Inc.	10.50%	3/1/2014	500	578,750

Total				6,582,175

See Notes to Financial Statements.

Schedule of Investments (continued)

INCOME FUND November 30, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Gaming 0.17%
CCM Merger, Inc.†	8.00%	8/1/2013	$2,100	$1,979,250
Isle of Capri Casinos, Inc.	7.00%	3/1/2014	200	186,000

Total				2,165,250

Health Care Products 0.40%
Bausch & Lomb, Inc.	9.875%	11/1/2015	1,000	1,047,500
Biomet, Inc.	11.625%	10/15/2017	2,500	2,687,500
Hanger Orthopedic Group, Inc.	7.125%	11/15/2018	1,250	1,257,813

Total				4,992,813

Health Care Services 0.50%
Centene Corp.	5.75%	6/1/2017	2,000	1,960,000
Fresenius Medical Care US Finance, Inc.†	6.50%	9/15/2018	200	208,500
Kindred Healthcare, Inc.	8.25%	6/1/2019	1,000	835,000
Omega Healthcare Investors, Inc.	6.75%	10/15/2022	1,250	1,237,500
Omega Healthcare Investors, Inc.	7.50%	2/15/2020	1,900	1,980,750

Total				6,221,750

Hospital Management 0.09%
Universal Health Services, Inc.	7.125%	6/30/2016	1,000	1,075,000

Household Equipment/Products 0.03%
American Standard Americas†	10.75%	1/15/2016	575	382,375

Household Furnishings 0.14%
Sealy Mattress Co.†	10.875%	4/15/2016	694	759,930
Simmons Bedding Co.†	11.25%	7/15/2015	950	985,625

Total				1,745,555

Industrial Products 0.44%
Vale Overseas Ltd. (Brazil)(b)	6.875%	11/10/2039	4,000	4,409,008
Western Power Distribution Holdings Ltd. (United Kingdom)†(b)	7.25%	12/15/2017	930	1,102,545

Total				5,511,553

Insurance 2.33%
Aflac, Inc.	8.50%	5/15/2019	4,700	5,674,522
American International Group, Inc.	8.25%	8/15/2018	7,500	8,038,493
Fidelity National Financial, Inc.	6.60%	5/15/2017	1,750	1,847,935
Liberty Mutual Group, Inc.†	5.00%	6/1/2021	1,700	1,614,291

See Notes to Financial Statements.

Schedule of Investments (continued)

INCOME FUND November 30, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Insurance (continued)
Liberty Mutual Group, Inc.†	6.50%	3/15/2035	$600	$576,529
Liberty Mutual Group, Inc.†	6.70%	8/15/2016	1,400	1,489,993
Markel Corp.	7.125%	9/30/2019	3,480	4,003,239
Validus Holdings Ltd.	8.875%	1/26/2040	575	629,699
Willis North America, Inc.	6.20%	3/28/2017	2,000	2,191,684
Willis North America, Inc.	7.00%	9/29/2019	2,925	3,240,593

Total				29,306,978

Investment Management Companies 0.67%
Constellation Enterprises LLC†	10.625%	2/1/2016	100	95,500
Lazard Group LLC	7.125%	5/15/2015	5,350	5,753,524
Oaktree Capital Management LP†	6.75%	12/2/2019	2,075	2,133,569
Offshore Group Investment Ltd.	11.50%	8/1/2015	375	404,062

Total				8,386,655

Jewelry, Watches & Gemstones 0.02%
ALROSA Finance SA (Luxembourg)†(b)	7.75%	11/3/2020	200	200,000

Leasing 0.18%
International Lease Finance Corp.	5.75%	5/15/2016	1,200	1,087,316
International Lease Finance Corp.	8.25%	12/15/2020	760	758,100
International Lease Finance Corp.	8.625%	9/15/2015	375	375,469

Total				2,220,885

Leisure 0.57%
Carnival plc (United Kingdom)(b)	7.875%	6/1/2027	4,000	4,631,644
Wynn Las Vegas LLC/Capital Corp.	7.75%	8/15/2020	2,300	2,489,750

Total				7,121,394

Lodging 1.05%
Downstream Development Authority of the Quapaw Tribe of Oklahoma†	10.50%	7/1/2019	1,750	1,662,500
Hyatt Hotels Corp.†	5.75%	8/15/2015	3,060	3,271,406
Hyatt Hotels Corp.†	6.875%	8/15/2019	3,970	4,401,476
Marina District Finance Co., Inc.	9.875%	8/15/2018	1,350	1,211,625
Sugarhouse HSP Gaming Prop. Mezz. LP/Sugarhouse HSP Gaming Finance Corp.†	8.625%	4/15/2016	1,000	1,032,500
Wyndham Worldwide Corp.	7.375%	3/1/2020	1,500	1,668,912

Total				13,248,419

See Notes to Financial Statements.

Schedule of Investments (continued)

INCOME FUND November 30, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Machinery: Agricultural 0.95%
American Rock Salt Co. LLC/American Rock Capital Corp.†	8.25%	5/1/2018	$2,625	$2,441,250
BAT International Finance plc (United Kingdom)†(b)	9.50%	11/15/2018	2,276	3,078,668
Lorillard Tobacco Co.	8.125%	6/23/2019	1,250	1,450,879
Lorillard Tobacco Co.	8.125%	5/1/2040	3,990	4,466,561
Virgolino de Oliveira Finance Ltd.†	10.50%	1/28/2018	500	482,500

Total				11,919,858

Machinery: Industrial/Specialty 0.33%
Amkor Technology, Inc.	6.625%	6/1/2021	275	255,063
CPM Holdings, Inc.	10.625%	9/1/2014	900	961,875
Cummins, Inc.	7.125%	3/1/2028	1,955	2,446,385
Dematic SA (Luxembourg)†(b)	8.75%	5/1/2016	500	487,500

Total				4,150,823

Machinery: Oil Well Equipment & Services 0.64%
Boart Longyear Management Pty Ltd. (Australia)†(b)	7.00%	4/1/2021	1,000	995,000
Ormat Funding Corp.	8.25%	12/30/2020	696	646,956
Pride International, Inc.	6.875%	8/15/2020	2,000	2,308,134
Pride International, Inc.	7.875%	8/15/2040	700	876,612
Pride International, Inc.	8.50%	6/15/2019	2,530	3,161,842

Total				7,988,544

Materials & Commodities 0.16%
RBS Global, Inc./Rexnord LLC	11.75%	8/1/2016	1,950	2,037,750

Media 2.17%
DirecTV Holdings LLC/DirecTV Financing Co., Inc.	7.625%	5/15/2016	2,375	2,534,728
Globo Comunicacao e Participacoes SA (Brazil)†(b)	7.25%	4/26/2022	100	105,500
NBCUniversal Media LLC	6.40%	4/30/2040	7,645	8,789,021
NET Servicos de Comunicacao SA (Brazil)(b)	7.50%	1/27/2020	600	687,000
News America, Inc.	6.75%	1/9/2038	3,620	3,941,575
News America, Inc.	6.90%	8/15/2039	1,000	1,154,124
Nielsen Finance LLC/Nielsen Finance Co.	11.625%	2/1/2014	300	343,500
Time Warner, Inc.	7.625%	4/15/2031	6,552	8,065,505
Viacom, Inc.	6.75%	10/5/2037	925	1,080,957
Videotron Ltee (Canada)(b)	6.875%	1/15/2014	486	490,253

Total				27,192,163

See Notes to Financial Statements.

Schedule of Investments (continued)

INCOME FUND November 30, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Metal Fabricating 0.07%
Xstrata Canada Corp. (Canada)(b)	6.20%	6/15/2035	$925	$911,810

Metals & Minerals: Miscellaneous 2.61%
Anglo American Capital plc (United Kingdom)†(b)	9.375%	4/8/2019	8,000	10,272,808
AngloGold Ashanti Holdings plc (United Kingdom)(b)	6.50%	4/15/2040	6,000	5,798,472
Compass Minerals International, Inc.	8.00%	6/1/2019	1,250	1,325,000
Corp. Nacional del Cobre de Chile (Chile)†(b)	3.875%	11/3/2021	1,200	1,199,618
FMG Resources (August 2006) Pty Ltd. (Australia)†(b)	8.25%	11/1/2019	1,000	986,250
Gold Fields Orogen Holding BVI Ltd.†	4.875%	10/7/2020	3,405	2,948,945
Newcrest Finance Pty Ltd. (Australia)†(b)	4.45%	11/15/2021	1,625	1,593,613
Quadra FNX Mining Ltd. (Canada)†(b)	7.75%	6/15/2019	1,725	1,694,813
Rain CII Carbon LLC/CII Carbon Corp.†	8.00%	12/1/2018	1,000	993,750
Rio Tinto Finance USA Ltd. (Australia)(b)	9.00%	5/1/2019	4,225	5,691,413
Taseko Mines Ltd. (Canada)(b)	7.75%	4/15/2019	250	227,500

Total				32,732,182

Natural Gas 1.87%
Florida Gas Transmission Co. LLC†	7.90%	5/15/2019	4,200	5,324,500
National Gas Co. of Trinidad & Tobago Ltd. (Trinidad/Tobago)†(b)	6.05%	1/15/2036	1,400	1,351,000
SourceGas LLC†	5.90%	4/1/2017	4,150	4,298,122
Southern Star Central Gas Pipeline, Inc.†	6.00%	6/1/2016	2,000	2,257,844
Tennessee Gas Pipeline Co.	6.00%	12/15/2011	3,770	3,774,712
Tennessee Gas Pipeline Co.	8.375%	6/15/2032	2,000	2,499,848
Texas Eastern Transmission LP	7.00%	7/15/2032	3,164	3,940,455

Total				23,446,481

Oil 4.07%
Alon Refining Krotz Springs, Inc.	13.50%	10/15/2014	165	173,250
Antero Resources Finance Corp.†	7.25%	8/1/2019	1,000	1,005,000
Brigham Exploration Co.	6.875%	6/1/2019	163	178,077
Brigham Exploration Co.	8.75%	10/1/2018	130	158,600
British Transco Finance, Inc.	6.625%	6/1/2018	925	1,091,789
Canadian Oil Sands Ltd. (Canada)†(b)	7.75%	5/15/2019	7,325	9,054,308
CNOOC Finance 2011 Ltd.†	5.75%	1/26/2041	250	284,169
CNPC HK Overseas Capital Ltd. (China)†(b)	5.95%	4/28/2041	775	829,234
Continental Resources, Inc.	8.25%	10/1/2019	1,000	1,110,000

See Notes to Financial Statements.

Schedule of Investments (continued)

INCOME FUND November 30, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil (continued)
Dolphin Energy Ltd. (United Arab Emirates)†(b)	5.888%	6/15/2019	$2,138	$2,314,830
Ecopetrol SA (Colombia)(b)	7.625%	7/23/2019	540	656,100
HollyFrontier Corp.	9.875%	6/15/2017	2,100	2,315,250
Kodiak Oil & Gas Corp. (Canada)†(b)	8.125%	12/1/2019	275	279,469
LUKOIL International Finance BV (Netherlands)†(b)	6.375%	11/5/2014	834	888,210
MEG Energy Corp. (Canada)†(b)	6.50%	3/15/2021	500	505,000
Northern Tier Energy LLC/Northern Tier Finance Corp.†	10.50%	12/1/2017	925	985,125
Oasis Petroleum, Inc.	6.50%	11/1/2021	110	107,525
Oasis Petroleum, Inc.†	7.25%	2/1/2019	150	153,750
Pan American Energy LLC (Argentina)†(b)	7.875%	5/7/2021	2,045	2,055,225
Petroleum Co. of Trinidad & Tobago Ltd. (Trinidad/Tobago)†(b)	9.75%	8/14/2019	1,000	1,185,000
QEP Resources, Inc.	6.875%	3/1/2021	1,950	2,076,750
Ras Laffan Liquefied Natural Gas Co., Ltd. II (Qatar)†(b)	5.298%	9/30/2020	1,146	1,231,477
Ras Laffan Liquefied Natural Gas Co., Ltd. III (Qatar)†(b)	6.75%	9/30/2019	1,000	1,198,750
Reliance Holdings USA, Inc.†	4.50%	10/19/2020	1,000	911,087
Rosetta Resources, Inc.	9.50%	4/15/2018	150	161,625
SEACOR Holdings, Inc.	7.375%	10/1/2019	4,385	4,729,569
SM Energy Co.†	6.50%	11/15/2021	200	201,000
TNK-BP Finance SA (Luxembourg)†(b)	7.50%	7/18/2016	700	754,950
TransCanada Pipelines Ltd.	9.875%	1/1/2021	2,400	3,499,450
Valero Energy Corp.	9.375%	3/15/2019	1,575	1,958,714
Valero Energy Corp.	10.50%	3/15/2039	3,715	5,386,479
Williams Cos., Inc. (The)	8.75%	3/15/2032	1,500	2,030,683
WPX Energy, Inc.†	5.25%	1/15/2017	725	715,937
Xylem, Inc.†	4.875%	10/1/2021	827	865,044

Total				51,051,426

Oil: Crude Producers 4.64%
AK Transneft OJSC via TransCapitalInvest Ltd. (Ireland)†(b)	5.67%	3/5/2014	935	977,075
Alberta Energy Co., Ltd. (Canada)(b)	8.125%	9/15/2030	4,965	6,502,919
Anadarko Petroleum Corp.	6.45%	9/15/2036	2,470	2,761,005
Anadarko Petroleum Corp.	6.95%	6/15/2019	4,250	4,984,090
Enogex LLC†	6.25%	3/15/2020	4,000	4,554,556
Enterprise Products Operating LLC	6.50%	1/31/2019	3,500	4,031,184

See Notes to Financial Statements.

Schedule of Investments (continued)

INCOME FUND November 30, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil: Crude Producers (continued)
Enterprise Products Operating LLC	7.55%	4/15/2038	$4,300	$5,366,236
Kerr-McGee Corp.	7.125%	10/15/2027	2,250	2,602,942
Kinder Morgan Finance Co. LLC†	6.00%	1/15/2018	1,119	1,146,975
Maritimes & Northeast Pipeline LLC†	7.50%	5/31/2014	3,593	3,893,114
Midcontinent Express Pipeline LLC†	6.70%	9/15/2019	3,500	3,856,678
Noble Energy, Inc.	6.00%	3/1/2041	3,025	3,387,834
OGX Petroleo e Gas Participacoes SA (Brazil)†(b)	8.50%	6/1/2018	3,000	2,880,000
Pacific Rubiales Energy Corp. (Canada)†(b)	8.75%	11/10/2016	350	391,125
Petroleum Development Corp.	12.00%	2/15/2018	1,250	1,343,750
Southern Star Central Corp.†	6.75%	3/1/2016	1,125	1,141,875
Southwestern Energy Co.	7.50%	2/1/2018	6,900	7,969,500
W&T Offshore, Inc.†	8.50%	6/15/2019	500	503,750

Total				58,294,608

Oil: Integrated Domestic 2.03%
Basic Energy Services, Inc.	7.75%	2/15/2019	450	451,125
Hess Corp.	7.125%	3/15/2033	1,900	2,370,906
Marathon Oil Corp.	6.60%	10/1/2037	1,875	2,240,394
Occidental Petroleum Corp.	9.25%	8/1/2019	898	1,227,917
Questar Gas Co.	7.20%	4/1/2038	3,202	4,390,134
Rockies Express Pipeline LLC†	6.85%	7/15/2018	5,437	5,568,184
Rowan Cos., Inc.	7.875%	8/1/2019	6,675	7,861,695
Transcontinental Gas Pipe Line Corp.	7.25%	12/1/2026	1,000	1,260,324
Trinidad Drilling Ltd. (Canada)†(b)	7.875%	1/15/2019	165	169,125

Total				25,539,804

Oil: Integrated International 2.42%
ENI SpA (Italy)†(b)	5.70%	10/1/2040	9,220	9,262,126
Statoil ASA (Norway)(b)	7.15%	11/15/2025	1,610	2,187,666
Suncor Energy, Inc. (Canada)(b)	6.50%	6/15/2038	6,200	7,187,555
Transocean, Inc.	6.00%	3/15/2018	2,950	2,950,440
Transocean, Inc.	6.375%	12/15/2021	600	599,676
Transocean, Inc.	6.80%	3/15/2038	1,000	945,435
Weatherford International Ltd.	9.875%	3/1/2039	5,275	7,242,290

Total				30,375,188

Paper & Forest Products 1.80%
Clearwater Paper Corp.	10.625%	6/15/2016	1,825	2,034,875
Georgia-Pacific LLC	8.875%	5/15/2031	4,450	6,021,936

See Notes to Financial Statements.

Schedule of Investments (continued)

INCOME FUND November 30, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Paper & Forest Products (continued)
International Paper Co.	9.375%	5/15/2019	$4,150	$5,322,031
Longview Fibre Paper & Packaging, Inc.†	8.00%	6/1/2016	300	303,000
PH Glatfelter Co.	7.125%	5/1/2016	1,350	1,397,250
Plum Creek Timberlands LP	4.70%	3/15/2021	2,375	2,358,099
Plum Creek Timberlands LP	5.875%	11/15/2015	2,000	2,217,940
Potlatch Corp.	6.95%	12/15/2015	500	492,500
Potlatch Corp.	7.50%	11/1/2019	105	105,262
Smurfit Kappa Funding plc (Ireland)(b)	7.75%	4/1/2015	1,950	1,969,500
West Fraser Timber Co. Ltd. (Canada)†(b)	5.20%	10/15/2014	350	352,625

Total				22,575,018

Plastics 0.06%
Plastipak Holdings, Inc.†	8.50%	12/15/2015	750	765,000

Printing 0.07%
Quebecor Media, Inc. (Canada)(b)	7.75%	3/15/2016	350	357,000
Quebecor Media, Inc. (Canada)(b)	7.75%	3/15/2016	500	510,000

Total				867,000

Radio & TV Broadcasters 0.18%
British Sky Broadcasting Group plc (United Kingdom)†(b)	9.50%	11/15/2018	1,800	2,319,781

Railroads 0.26%
Canadian Pacific Railway Ltd. (Canada)(b)	4.50%	1/15/2022	3,350	3,300,259

Real Estate Investment Trusts 2.91%
Entertainment Properties Trust	7.75%	7/15/2020	4,300	4,601,000
Federal Realty Investment Trust	5.90%	4/1/2020	750	802,546
Goodman Funding Pty Ltd. (Australia)†(b)	6.375%	11/12/2020	3,250	3,311,821
HCP, Inc.	6.00%	1/30/2017	5,243	5,596,032
HCP, Inc.	6.70%	1/30/2018	4,483	4,861,029
Health Care REIT, Inc.	4.95%	1/15/2021	2,000	1,874,808
Health Care REIT, Inc.	5.25%	1/15/2022	2,775	2,672,633
Health Care REIT, Inc.	6.125%	4/15/2020	510	522,681
Kilroy Realty LP	6.625%	6/1/2020	3,400	3,610,487
MPT Operating Partnership LP/MPT Finance Corp.	6.875%	5/1/2021	225	223,875
ProLogis	7.375%	10/30/2019	1,250	1,402,325
Rouse Co. LP (The)	6.75%	11/9/2015	1,550	1,557,750

See Notes to Financial Statements.

Schedule of Investments (continued)

INCOME FUND November 30, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Real Estate Investment Trusts (continued)
Weyerhaeuser Co.	6.95%	8/1/2017	$1,900	$2,069,767
Weyerhaeuser Co.	7.375%	10/1/2019	1,175	1,288,758
Weyerhaeuser Co.	8.50%	1/15/2025	1,875	2,123,061

Total				36,518,573

Restaurants 0.22%
OSI Restaurant Partners LLC	10.00%	6/15/2015	2,650	2,742,750

Retail 0.88%
DineEquity, Inc.	9.50%	10/30/2018	1,125	1,170,000
Family Dollar Stores, Inc.	5.00%	2/1/2021	1,100	1,114,041
Fiesta Restaurant Group†	8.875%	8/15/2016	285	280,725
Macy’s Retail Holdings, Inc.	5.35%	3/15/2012	125	126,209
Neiman-Marcus Group, Inc. (The)	10.375%	10/15/2015	1,500	1,559,370
QVC, Inc.†	7.375%	10/15/2020	1,700	1,814,750
QVC, Inc.†	7.50%	10/1/2019	2,950	3,149,125
Ticketmaster Entertainment LLC/Ticketmaster Noteco, Inc.	10.75%	8/1/2016	750	796,500
Wendy’s Co. (The)	10.00%	7/15/2016	1,000	1,100,000

Total				11,110,720

Retail: Specialty 0.25%
Michaels Stores, Inc.	11.375%	11/1/2016	750	791,250
Michaels Stores, Inc.	13.00%	11/1/2016	750	798,750
Sally Holdings LLC/Sally Capital, Inc.†	6.875%	11/15/2019	1,500	1,541,250

Total				3,131,250

Savings & Loan 0.19%
First Niagara Financial Group, Inc.	6.75%	3/19/2020	2,165	2,366,323

Services 0.18%
FireKeepers Development Authority†	13.875%	5/1/2015	2,000	2,267,500

Steel 0.90%
Allegheny Ludlum Corp.	6.95%	12/15/2025	350	390,236
Allegheny Technologies, Inc.	8.375%	12/15/2011	1,600	1,602,178
Allegheny Technologies, Inc.	9.375%	6/1/2019	3,800	4,761,651
POSCO (South Korea)†(b)	5.25%	4/14/2021	875	902,758
Valmont Industries, Inc.	6.625%	4/20/2020	3,168	3,629,657

Total				11,286,480

See Notes to Financial Statements.

Schedule of Investments (continued)

INCOME FUND November 30, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Telecommunications 1.45%
Atlantic Broadband Finance LLC	9.375%	1/15/2014	$1,450	$1,451,813
CC Holdings GS V LLC/Crown Castle GS III Corp.†	7.75%	5/1/2017	4,825	5,223,062
Digicel Group Ltd. (Jamaica)†(b)	10.50%	4/15/2018	500	502,500
GeoEye, Inc.	8.625%	10/1/2016	75	79,500
GeoEye, Inc.	9.625%	10/1/2015	875	975,625
Intelsat Bermuda Ltd. (Luxembourg) PIK(b)	11.50%	2/4/2017	100	92,000
Intelsat Jackson Holdings SA (Luxembourg)(b)	11.25%	6/15/2016	1,000	1,042,500
Qtel International Finance Ltd. (Qatar)†(b)	4.75%	2/16/2021	400	400,000
Telecom Italia Capital SpA (Italy)(b)	7.721%	6/4/2038	2,975	2,485,969
Telemar Norte Leste SA (Brazil)†(b)	5.50%	10/23/2020	600	591,000
Telemovil Finance Co., Ltd. (El Salvador)†(b)	8.00%	10/1/2017	1,050	1,076,250
UPCB Finance V Ltd.†	7.25%	11/15/2021	500	490,000
Vimpel Communications OJSC via UBS Luxembourg SA (Luxembourg)†(b)	8.25%	5/23/2016	300	300,750
Vimpel Communications via VIP Finance Ireland Ltd. OJSC (Luxembourg)†(b)	7.748%	2/2/2021	200	178,750
Virgin Media Finance plc (United Kingdom)(b)	9.50%	8/15/2016	1,000	1,100,000
Wind Acquisition Finance SA (Italy)†(b)	11.75%	7/15/2017	2,550	2,212,125

Total				18,201,844

Tobacco 1.23%
Altria Group, Inc.	9.95%	11/10/2038	8,250	11,630,594
Universal Corp.	6.25%	12/1/2014	3,500	3,849,923

Total				15,480,517

Transportation: Miscellaneous 1.66%
AMGH Merger Sub, Inc.†	9.25%	11/1/2018	250	249,375
Asciano Finance Ltd. (Australia)†(b)	4.625%	9/23/2020	3,950	3,778,850
Asciano Finance Ltd. (Australia)†(b)	5.00%	4/7/2018	1,000	1,013,428
Commercial Barge Line Co.	12.50%	7/15/2017	650	692,250
Florida East Coast Holdings Corp. PIK	10.50%	8/1/2017	527	420,262
Florida East Coast Railway Corp.	8.125%	2/1/2017	175	175,219
Kansas City Southern de Mexico SA de CV (Mexico)(b)	6.125%	6/15/2021	5,250	5,433,750
Kansas City Southern de Mexico SA de CV (Mexico)(b)	6.625%	12/15/2020	175	185,500
Kansas City Southern de Mexico SA de CV (Mexico)(b)	8.00%	2/1/2018	1,000	1,100,000

See Notes to Financial Statements.

Schedule of Investments (continued)

INCOME FUND November 30, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Transportation: Miscellaneous (continued)
Navios Maritime Holdings, Inc./Navios Maritime Finance US, Inc. (Greece)(b)	8.875%	11/1/2017	$1,250	$1,218,750
SCF Capital Ltd. (Ireland)†(b)	5.375%	10/27/2017	500	443,750
Transportadora de Gas del Sur SA (Argentina)†(b)	7.875%	5/14/2017	1,000	902,500
Viterra, Inc. (Canada)†(b)	5.95%	8/1/2020	5,000	5,189,485

Total				20,803,119

Utilities 0.30%
Commonwealth Edison Co.	6.95%	7/15/2018	2,150	2,557,057
El Paso Electric Co.	6.00%	5/15/2035	1,075	1,244,162

Total				3,801,219

Utilities: Electrical 0.98%
Otter Tail Corp.	9.00%	12/15/2016	3,875	4,185,000
Puget Sound Energy, Inc.(c)	6.974%	6/1/2067	3,000	2,978,886
TAQA Abu Dhabi National Energy Co. (United Arab Emirates)†(b)	6.165%	10/25/2017	1,400	1,536,500
TAQA Abu Dhabi National Energy Co. (United Arab Emirates)†(b)	6.25%	9/16/2019	200	217,750
TAQA Abu Dhabi National Energy Co. (United Arab Emirates)†(b)	6.50%	10/27/2036	3,425	3,373,625

Total				12,291,761

Utilities: Miscellaneous 0.02%
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.	6.25%	6/15/2022	200	203,500

Total Corporate Bonds (cost $951,732,210)				978,395,373

FLOATING RATE LOANS(d) 0.91%

Aerospace 0.12%
DigitalGlobe, Inc. Term Loan B	5.75%	10/7/2018	1,500	1,494,375

Air Transportation 0.03%
Delta Air Lines, Inc. New Term Loan B	5.50%	4/20/2017	399	382,541

Chemicals 0.23%
Norit NV Term Loan	6.75%	7/7/2017	350	348,250
Harko CV Term Loan B	5.75%	8/2/2017	350	348,250
Potters Industries, Inc. 1st Lien Term Loan	6.00%	5/5/2017	249	248,128

See Notes to Financial Statements.

Schedule of Investments (continued)

INCOME FUND November 30, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Chemicals (continued)
Tronox, Inc. DIP Exit Term Loan	7.00%	10/15/2015	$1,995	$1,999,963

Total				2,944,591

Financial Services 0.02%
Styron S.A.R.L. LLC New Term Loan B	6.00%	8/2/2017	248	214,628

Financial: Miscellaneous 0.06%
Moneygram International, Inc. Term Loan B	4.50%	11/17/2017	331	326,428
Moneygram International, Inc. Term Loan B1	4.50%	11/17/2017	450	444,375

Total				770,803

Leisure 0.01%
SRAM LLC 2nd Lien Term Loan	8.50%	12/7/2018	100	100,500

Manufacturing 0.07%
Nortek, Inc. Term Loan	5.25% - 6.25%	4/26/2017	498	485,062
Sensus Metering 1st Lien Term Loan	4.75%	5/9/2017	249	244,397
Unifrax Corp. New Term Loan	7.00%	11/28/2018	175	175,000

Total				904,459

Media 0.01%
Entercom Communication LLC Term Loan B	6.25%	11/23/2018	140	139,708

Metals & Minerals: Miscellaneous 0.04%
American Rock Salt Holdings LLC Term Loan	5.50%	4/25/2017	498	491,281

Oil 0.10%
Coffeyville Resources LLC Bridge Term Loan	Zero Coupon	11/1/2012	1,250	1,250,000

Retail 0.02%
J. Crew Operating Corp. New Term Loan B	4.75%	3/7/2018	249	228,406

Retail: Specialty 0.09%
Michaels Stores, Inc. Term Loan B1	2.625% - 2.688%	10/31/2013	350	340,874

See Notes to Financial Statements.

Schedule of Investments (continued)

INCOME FUND November 30, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Retail: Specialty (continued)
Neiman-Marcus Group, Inc. (The) Term Loan	4.75%	5/16/2018		$800	$770,900

Total					1,111,774

Services 0.06%
Brickman Group Holdings, Inc. New Term Loan B	7.25%	10/14/2016		794	791,023

Technology 0.05%
ILC Industries LLC Term Loan	7.25%	12/23/2016		615	594,811

Total Floating Rate Loans (cost $11,431,592)					11,418,900

FOREIGN BONDS(e) 0.47%

Canada 0.16%
Shaw Communications, Inc.	6.75%	11/9/2039	CAD	2,000	1,981,175

Luxembourg 0.01%
Zinc Capital SA†	8.875%	5/15/2018	EUR	150	153,182

Netherlands 0.01%
Refresco Group BV†	7.375%	5/15/2018	EUR	100	121,605

United Kingdom 0.29%
Aston Martin Capital Ltd.†	9.25%	7/15/2018	GBP	200	194,544
Infinis plc†	9.125%	12/15/2014	GBP	1,250	1,980,737
Matalan Finance Ltd.†	9.625%	3/31/2017	GBP	500	372,614
R&R Ice Cream plc†	8.375%	11/15/2017	EUR	1,000	1,108,552

Total					3,656,447

Total Foreign Bonds (cost $7,004,719)					5,912,409

FOREIGN GOVERNMENT OBLIGATIONS 1.03%

Argentina 0.08%
Provincia de Buenos Aires†(b)	10.875%	1/26/2021		$320	230,400
Provincia de Buenos Aires†(b)	11.75%	10/5/2015		410	358,750
Provincia de Neuquen†(b)	7.875%	4/26/2021		200	200,500
Republic of Argentina(b)	8.28%	12/31/2033		198	144,242

Total					933,892

Brazil 0.04%
Federal Republic of Brazil(b)	5.625%	1/7/2041		450	511,875

See Notes to Financial Statements.

Schedule of Investments (continued)

INCOME FUND November 30, 2011

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
Cayman Islands 0.13%
Cayman Islands Government†	5.95%		11/24/2019	$1,600		$1,664,230

Dominican Republic 0.04%
Dominican Republic†(b)	7.50%		5/6/2021	400		403,000
Dominican Republic†(b)	9.04%		1/23/2018	109		121,320

Total						524,320

Ghana 0.09%
Republic of Ghana†(b)	8.50%		10/4/2017	1,025		1,140,313

Indonesia 0.07%
Perusahaan Penerbit SBSN†(b)	4.00%		11/21/2018	900		897,750

Lithuania 0.08%
Republic of Lithuania†(b)	6.125%		3/9/2021	1,050		1,026,375

Namibia 0.08%
Republic of Namibia†(b)	5.50%		11/3/2021	1,000		1,010,000

Peru 0.02%
Republic of Peru(b)	6.55%		3/14/2037	200		245,000

Poland 0.07%
Republic of Poland(b)	5.00%		3/23/2022	849		826,714

Russia 0.21%
Russia Eurobonds†(b)	5.00%		4/29/2020	2,500		2,590,000

Sri Lanka 0.04%
Republic of Sri Lanka†(b)	6.25%		10/4/2020	450		450,000

Ukraine 0.06%
Ukraine Government†(b)	6.25%		6/17/2016	900		787,500

Venezuela 0.02%
Republic of Venezuela(b)	9.375%		1/13/2034	450		299,250

Total Foreign Government Obligations (cost $13,024,672)						12,907,219

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 2.13%
Federal Home Loan Mortgage Corp. 73 G IO	1095.35%	(f)	10/15/2020	–	(g)	6,380
Federal Home Loan Mortgage Corp. 141 A PO	Zero Coupon		7/1/2022	20		18,425

See Notes to Financial Statements.

Schedule of Investments (continued)

INCOME FUND November 30, 2011

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. 181 F IO	494.14%	(f)	8/15/2021	$2		$18,309
Federal Home Loan Mortgage Corp. 1020 S IO	900.95%	(f)	12/15/2020	–	(g)	3,499
Federal Home Loan Mortgage Corp. 1032 IO	544.714%	(f)	12/15/2020	–	(g)	5,637
Federal Home Loan Mortgage Corp. 1046 I IO	1009.00%	(f)	2/15/2021	–	(g)	3,750
Federal Home Loan Mortgage Corp. 1049 N IO	1010.50%	(f)	2/15/2021	–	(g)	4,039
Federal Home Loan Mortgage Corp. 1058 I IO	1008.50%	(f)	4/15/2021	–	(g)	2,164
Federal Home Loan Mortgage Corp. 1059 U IO	409.00%	(f)	4/15/2021	–	(g)	3,178
Federal Home Loan Mortgage Corp. 1066 S IO	1195.607%	(f)	4/15/2021	–	(g)	11,308
Federal Home Loan Mortgage Corp. 1082 D IO	1007.78%	(f)	5/15/2021	–	(g)	17,982
Federal Home Loan Mortgage Corp. 1095 A PO	Zero Coupon		6/15/2021	24		22,447
Federal Home Loan Mortgage Corp. 1137 M IO	1185.497%	(f)	9/15/2021	–	(g)	4,953
Federal Home Loan Mortgage Corp. 1148 F PO	Zero Coupon		10/15/2021	44		42,670
Federal Home Loan Mortgage Corp. 1180 G IO	1008.40%	(f)	11/15/2021	–	(g)	2,174
Federal Home Loan Mortgage Corp. 1200 IB IO	1007.00%	(f)	2/15/2022	–	(g)	850
Federal Home Loan Mortgage Corp. 1241 X IO	982.654%	(f)	4/15/2022	–	(g)	1,364
Federal Home Loan Mortgage Corp. 1363 B PO	Zero Coupon		8/15/2022	92		82,575
Federal Home Loan Mortgage Corp. 1372 C PO	Zero Coupon		9/15/2022	41		37,760
Federal Home Loan Mortgage Corp. K003 A5	5.085%		3/25/2019	4,660		5,309,550
Federal Home Loan Mortgage Corp. K004 A2	4.186%		8/25/2019	7,561		8,367,929
Federal Home Loan Mortgage Corp. K005 A2	4.317%		11/25/2019	7,360		8,132,238
Federal National Mortgage Assoc. 94 2 IO	9.50%		8/1/2021	10		2,135
Federal National Mortgage Assoc. 133 1 PO	Zero Coupon		4/25/2022	5		4,402
Federal National Mortgage Assoc. 1991-158 E IO	1008.00%	(f)	12/25/2021	–	(g)	2,663
Federal National Mortgage Assoc. 2009-M2 A2	3.334%		1/25/2019	4,400		4,704,018

Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $24,765,840)						26,812,399

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 6.48%
Federal Home Loan Mortgage Corp.(h)	3.50%		TBA	18,000		18,329,063
Federal Home Loan Mortgage Corp.(h)	4.00%		TBA	45,000		46,775,154
Federal Home Loan Mortgage Corp.(h)	5.50%		TBA	15,000		16,188,285

Total Government Sponsored Enterprises Pass-Throughs (cost $81,053,842)						81,292,502

MUNICIPAL BONDS 1.17%

Other Revenue 0.29%
Dallas TX Convtn Ctr Hotel Dev Corp Build America Bds	7.088%		1/1/2042	1,149		1,277,596

See Notes to Financial Statements.

Schedule of Investments (continued)

INCOME FUND November 30, 2011

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other Revenue 0.29% (continued)
Metro Govt of Nashville & Davidson Cnty TN Convtn Ctr Auth Build America Bds Ser B	6.731%		7/1/2043	$2,000	$2,324,080

Total					3,601,676

Transportation 0.41%
Bay Area Toll Auth CA Build America Bds Ser S1	6.918%		4/1/2040	560	705,057
Bay Area Toll Auth CA Build America Bds Ser S3	6.907%		10/1/2050	625	819,937
Chicago IL O’Hare Intl Arpt Build America Bds Ser B	6.845%		1/1/2038	925	1,012,107
Clark Cnty NV Arpt Rev Build America Bds Ser B	6.881%		7/1/2042	1,395	1,537,416
Metro WA DC Arpts Auth Build America Bds	7.462%		10/1/2046	1,055	1,135,338

Total					5,209,855

Utilities 0.47%
Guam Pwr Auth Rev Sub Ser A	7.50%		10/1/2015	1,500	1,569,660
Las Vegas NV Vly Wtr Dist Build America Bds	7.013%		6/1/2039	395	491,392
Muni Elec Auth GA Build America Bds	7.055%		4/1/2057	2,960	2,954,258
New York City NY Muni Wtr Fin Auth Build America Bds	6.282%		6/15/2042	795	890,376

Total					5,905,686

Total Municipal Bonds (cost $13,378,107)					14,717,217

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 6.29%
Banc of America Large Loan, Inc. 2009-FDG C†	7.524%		1/25/2042	1,325	1,433,790
Citigroup/Deutsche Bank Commercial Mortgage Trust 2005-CD1 AJ	5.40%	#	7/15/2044	1,540	1,355,048
Commercial Mortgage Pass-Through Certificates 2006-C8 A4	5.306%		12/10/2046	1,350	1,446,981
Commercial Mortgage Pass-Through Certificates 2006-C8 AM	5.347%		12/10/2046	3,000	2,849,135
Commercial Mortgage Pass-Through Certificates 2007-C9 A4	5.814%	#	12/10/2049	1,400	1,537,455
Commercial Mortgage Pass-Through Certificates 2007-FL14 AJ†	0.429%	#	6/15/2022	2,115	1,957,840
Credit Suisse Mortgage Capital Certificates 2006-C3 A3	6.011%	#	6/15/2038	2,240	2,466,339
Credit Suisse Mortgage Capital Certificates 2006-C4 A3	5.467%		9/15/2039	1,490	1,560,469
Credit Suisse Mortgage Capital Certificates 2006-C5 A3	5.311%		12/15/2039	1,000	1,057,510

See Notes to Financial Statements.

Schedule of Investments (continued)

INCOME FUND November 30, 2011

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Credit Suisse Mortgage Capital Certificates 2007-C4 A4	5.965%	#	9/15/2039	$2,470	$2,522,065
Credit Suisse Mortgage Capital Certificates 2008-C1 A3	6.411%	#	2/15/2041	2,375	2,570,543
Credit Suisse Mortgage Capital Certificates 2009-RR2 IQA†	5.695%		4/16/2049	3,000	3,250,975
Federal Home Loan Mortgage Corp. K015 A2	3.23%		7/25/2021	6,000	6,176,249
Gracechurch Mortgage Financing plc 2011-1A 2A1†	2.03%	#	11/20/2056	2,500	2,501,000
Greenwich Capital Commercial Funding Corp. 2006-GG7 AM	5.882%	#	7/10/2038	2,435	2,425,209
Greenwich Capital Commercial Funding Corp. 2007-GG9 A2	5.381%		3/10/2039	1,985	1,995,749
GS Mortgage Securities Corp. II 2006-GG6 AM	5.622%		4/10/2038	2,505	2,408,618
GS Mortgage Securities Corp. II 2006-GG8 AM	5.591%		11/10/2039	2,000	1,936,309
Holmes Master Issuer plc 2010-1A A2†	1.803%	#	10/15/2054	2,500	2,496,105
JPMorgan Chase Commercial Mortgage Securities Corp. 2002-C1 A3	5.376%		7/12/2037	1,818	1,839,152
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-LD11 A2	5.99%	#	6/15/2049	3,420	3,465,176
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-LD11 AM	6.005%	#	6/15/2049	3,465	2,818,999
LB-UBS Commercial Mortgage Trust 2006-C6 AJ	5.452%	#	9/15/2039	1,275	957,208
LB-UBS Commercial Mortgage Trust 2007-C1 AM	5.455%		2/15/2040	2,060	1,979,619
Merrill Lynch Floating Trust 2008-LAQA A1†	0.786%	#	7/9/2021	2,549	2,335,761
Merrill Lynch Mortgage Trust 2005-CKI1 A4FL	0.498%	#	11/12/2037	2,500	2,458,675
Merrill Lynch Mortgage Trust 2005-CKI1 AJ	5.22%	#	11/12/2037	1,235	1,074,880
Merrill Lynch Mortgage Trust 2005-MCP1 A2	4.556%		6/12/2043	726	732,015
Merrill Lynch/Countrywide Commercial Mortgage Trust 2006-1 AJ	5.529%	#	2/12/2039	900	661,933
Merrill Lynch/Countrywide Commercial Mortgage Trust 2007-5 A4	5.378%		8/12/2048	1,675	1,728,015
Morgan Stanley Capital I 2007 IQ14 A5	5.696%		4/15/2049	2,000	2,047,300
Morgan Stanley Capital I 2007-IQ15 AM	5.879%	#	6/11/2049	4,000	3,708,034
Wachovia Bank Commercial Mortgage Trust 2003-C5 A1	2.986%		6/15/2035	54	54,077
Wachovia Bank Commercial Mortgage Trust 2005-C20 B	5.41%	#	7/15/2042	1,620	1,401,197
Wachovia Bank Commercial Mortgage Trust 2006-C27 AM	5.795%		7/15/2045	1,774	1,719,380

See Notes to Financial Statements.

Schedule of Investments (continued)

INCOME FUND November 30, 2011

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Wachovia Bank Commercial Mortgage Trust 2006-C28 AM	5.603%		10/15/2048	$1,380	$1,298,290
Wachovia Bank Commercial Mortgage Trust 2007-C32 A3	5.931%	#	6/15/2049	4,540	4,721,110

Total Non-Agency Commercial Mortgage-Backed Securities (cost $80,216,449)					78,948,210

Total Long-Term Investments (cost $1,260,176,322)					1,287,833,151

SHORT-TERM INVESTMENTS 2.66%

Repurchase Agreements
Repurchase Agreement dated 11/30/2011, 0.01% due 12/1/2011 with Fixed Income Clearing Corp. collateralized by $900,000 of Federal Home Loan Bank at 0.875% due 8/22/2012; value: $906,750; proceeds: $887,034				887	887,034
Repurchase Agreement dated 11/30/2011, 0.07% due 12/1/2011 with Bank of America Corp. collateralized by $25,842,000 of U.S. Treasury Bond at 4.50% due 5/15/2038; value: $33,177,330; proceeds: $32,472,063				32,472	32,472,000

Total Short-Term Investments (cost $33,359,034)					33,359,034

Total Investments in Securities 105.26% (cost $1,293,535,356)					1,321,192,185

Liabilities in Excess of Cash, Foreign Cash and Other Assets(i) (5.26%)					(66,058,463)

Net Assets 100.00%					$1,255,133,722

CAD	Canadian dollar.
EUR	euro.
GBP	British pound.
IO	Interest Only.
PIK	Payment-in-kind.
PO	Principal Only.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at November 30, 2011.
(a)	Securities have been fully/partially segregated to cover margin requirements for open futures contracts as of November 30, 2011.
(b)	Foreign security traded in U.S. dollars.
(c)	Debenture pays interest at an annual fixed rate of 6.974% through December 1, 2017. Thereafter, interest will be paid at an annual floating rate of 3-month LIBOR plus 2.53% through June 1, 2067. This debenture is subject to full redemption at the option of the issuer any time prior to December 1, 2017.
(d)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate shown is the rate(s) in effect at November 30, 2011.
(e)	Investment in non-U.S. dollar denominated securities.

See Notes to Financial Statements.

Schedule of Investments (continued)

INCOME FUND November 30, 2011

(f)	IOettes. These securities represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s, however, a nominal amount of principal is assigned to an IOette. This amount is very small in relation to the interest flow that constitutes almost all of the IOette cash flow. The stated price and coupon are linked to that small principal amount and therefore appear unusually large.
(g)	Amount is less than $1,000.
(h)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(i)	Liabilities in Excess of Cash, Foreign Cash and Other Assets include net unrealized appreciation (depreciation) on futures contracts and forward foreign currency exchange contracts, as follows:

Open Futures Contracts at November 30, 2011:

Type	Expiration	Contracts	Position	Market Value	Unrealized Appreciation
U.S 10-Year Treasury Note	March 2012	556	Short	$(71,915,125)	$402,092
U.S 30-Year Treasury Bond	March 2012	333	Short	(47,077,875)	410,562

Totals				$(118,993,000)	$812,654

Open Forward Foreign Currency Exchange Contracts at November 30, 2011:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation (Depreciation)
Argentine peso	Buy	UBS AG	12/7/2011	960,000	$220,563	$223,400	$2,837
Argentine peso	Buy	UBS AG	12/7/2011	7,570,000	1,751,504	1,761,603	10,099
Argentine peso	Buy	Credit Suisse	2/17/2012	2,366,000	518,575	518,944	369
Argentine peso	Buy	Barclays Bank plc	2/17/2012	5,850,000	1,266,234	1,283,104	16,870
Argentine peso	Buy	Credit Suisse	2/17/2012	1,159,000	250,866	254,208	3,342
Brazilian real	Buy	Barclays Bank plc	12/7/2011	360,000	210,995	198,853	(12,142)
Brazilian real	Buy	Barclays Bank plc	12/7/2011	1,620,000	1,004,713	894,839	(109,874)
Brazilian real	Buy	Barclays Bank plc	1/13/2012	1,590,000	869,755	871,066	1,311
Brazilian real	Buy	UBS AG	2/17/2012	1,570,000	875,579	854,283	(21,296)
Brazilian real	Buy	UBS AG	2/17/2012	265,000	148,593	144,194	(4,399)
Brazilian real	Buy	UBS AG	2/17/2012	1,260,000	699,961	685,603	(14,358)
Brazilian real	Buy	UBS AG	2/17/2012	210,000	112,012	114,267	2,255
British pound	Buy	Barclays Bank plc	12/14/2011	39,437	63,263	61,866	(1,397)
Chilean peso	Buy	Credit Suisse	1/13/2012	311,500,000	629,229	601,110	(28,119)
Chilean peso	Buy	UBS AG	2/17/2012	898,100,000	1,749,318	1,725,902	(23,416)
Chilean peso	Buy	UBS AG	2/17/2012	56,900,000	111,361	109,346	(2,015)
Chilean peso	Buy	UBS AG	2/17/2012	66,000,000	124,728	126,834	2,106
Chinese yuan renminbi	Buy	Barclays Bank plc	12/7/2011	1,420,000	222,431	222,613	182
Chinese yuan renminbi	Buy	Barclays Bank plc	12/7/2011	4,060,000	631,828	636,485	4,657
Chinese yuan renminbi	Buy	Barclays Bank plc	12/7/2011	12,700,000	2,001,734	1,990,975	(10,759)
Chinese yuan renminbi	Buy	Credit Suisse	2/17/2012	1,680,000	262,459	263,462	1,003
Chinese yuan renminbi	Buy	Credit Suisse	2/17/2012	1,185,000	185,882	185,835	(47)
Chinese yuan renminbi	Buy	Credit Suisse	2/17/2012	800,000	125,274	125,458	184
Colombian peso	Buy	UBS AG	12/7/2011	340,000,000	186,813	174,153	(12,660)
Colombian peso	Buy	UBS AG	12/7/2011	1,700,000,000	956,669	870,764	(85,905)
Colombian peso	Buy	UBS AG	12/7/2011	1,170,000,000	653,997	599,290	(54,707)
Colombian peso	Buy	Goldman Sachs	1/13/2012	305,000,000	161,632	156,111	(5,521)
Colombian peso	Buy	Goldman Sachs	1/13/2012	265,000,000	136,528	135,637	(891)
Colombian peso	Buy	Goldman Sachs	1/13/2012	1,885,000,000	1,009,101	964,815	(44,286)
Czech koruna	Buy	Morgan Stanley	12/7/2011	5,220,000	299,914	276,468	(23,446)
Czech koruna	Buy	Morgan Stanley	12/7/2011	5,700,000	315,383	301,890	(13,493)
Czech koruna	Buy	Morgan Stanley	12/7/2011	41,780,000	2,467,022	2,212,800	(254,222)

See Notes to Financial Statements.

Schedule of Investments (continued)

INCOME FUND November 30, 2011

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation (Depreciation)
Czech koruna	Buy	Goldman Sachs	1/13/2012	5,300,000	$292,704	$280,954	$(11,750)
Czech koruna	Buy	Goldman Sachs	1/13/2012	78,700,000	4,274,735	4,171,902	(102,833)
Czech koruna	Buy	Credit Suisse	2/17/2012	22,825,000	1,270,986	1,210,333	(60,653)
Czech koruna	Buy	Credit Suisse	2/17/2012	2,940,000	161,388	155,898	(5,490)
Czech koruna	Buy	Credit Suisse	2/17/2012	3,735,000	199,421	198,055	(1,366)
Czech koruna	Buy	Credit Suisse	2/17/2012	3,360,000	175,658	178,170	2,512
euro	Buy	Goldman Sachs	1/13/2012	420,000	577,164	564,586	(12,578)
euro	Buy	Barclays Bank plc	2/17/2012	850,000	1,200,622	1,143,005	(57,617)
Hong Kong dollar	Buy	Barclays Bank plc	12/7/2011	2,500,000	321,027	321,809	782
Hong Kong dollar	Buy	Barclays Bank plc	12/7/2011	2,925,000	375,399	376,517	1,118
Hong Kong dollar	Buy	Barclays Bank plc	12/7/2011	7,800,000	1,001,762	1,004,045	2,283
Hong Kong dollar	Buy	Barclays Bank plc	12/7/2011	2,775,000	356,475	357,208	733
Hong Kong dollar	Buy	Barclays Bank plc	12/7/2011	13,125,000	1,686,110	1,689,499	3,389
Hong Kong dollar	Buy	Barclays Bank plc	1/13/2012	2,725,000	350,354	350,838	484
Hong Kong dollar	Buy	Barclays Bank plc	1/13/2012	33,720,000	4,327,782	4,341,381	13,599
Hong Kong dollar	Buy	Morgan Stanley	2/17/2012	20,200,000	2,600,412	2,601,325	913
Hong Kong dollar	Buy	Morgan Stanley	2/17/2012	1,750,000	225,321	225,362	41
Hong Kong dollar	Buy	Morgan Stanley	2/17/2012	2,400,000	309,051	309,068	17
Hong Kong dollar	Buy	Morgan Stanley	2/17/2012	1,850,000	237,499	238,240	741
Hong Kong dollar	Buy	Morgan Stanley	2/17/2012	785,000	100,822	101,091	269
Hungarian forint	Buy	Barclays Bank plc	12/7/2011	26,000,000	124,367	114,651	(9,716)
Hungarian forint	Buy	Barclays Bank plc	12/7/2011	65,000,000	342,193	286,628	(55,565)
Hungarian forint	Buy	UBS AG	1/13/2012	43,000,000	195,757	188,918	(6,839)
Hungarian forint	Buy	UBS AG	1/13/2012	664,000,000	3,071,088	2,917,242	(153,846)
Hungarian forint	Buy	Barclays Bank plc	2/17/2012	455,000,000	2,090,897	1,990,878	(100,019)
Hungarian forint	Buy	Barclays Bank plc	2/17/2012	45,000,000	197,543	196,900	(643)
Hungarian forint	Buy	Barclays Bank plc	2/17/2012	21,000,000	89,467	91,887	2,420
Indian rupee	Buy	Barclays Bank plc	12/7/2011	5,800,000	125,552	111,002	(14,550)
Indian rupee	Buy	Barclays Bank plc	12/7/2011	7,835,000	163,878	149,949	(13,929)
Indian rupee	Buy	Barclays Bank plc	12/7/2011	25,000,000	517,438	478,459	(38,979)
Indian rupee	Buy	UBS AG	1/13/2012	105,500,000	2,166,324	2,006,943	(159,381)
Indian rupee	Buy	Goldman Sachs	2/17/2012	28,152,000	563,153	533,370	(29,783)
Indian rupee	Buy	Goldman Sachs	2/17/2012	9,300,000	185,259	176,199	(9,060)
Indian rupee	Buy	Goldman Sachs	2/17/2012	11,363,000	212,671	215,284	2,613
Indian rupee	Buy	Barclays Bank plc	3/22/2012	38,635,000	732,417	729,670	(2,747)
Indonesian rupiah	Buy	UBS AG	12/7/2011	1,400,000,000	163,170	153,717	(9,453)
Indonesian rupiah	Buy	UBS AG	12/7/2011	11,700,000,000	1,365,546	1,284,633	(80,913)
Indonesian rupiah	Buy	Barclays Bank plc	1/13/2012	21,290,000,000	2,316,649	2,335,497	18,848
Indonesian rupiah	Buy	UBS AG	2/17/2012	2,700,000,000	294,760	293,927	(833)
Indonesian rupiah	Buy	UBS AG	2/17/2012	2,000,000,000	213,265	217,724	4,459
Israeli new shekel	Buy	Barclays Bank plc	12/7/2011	590,000	160,433	156,951	(3,482)
Israeli new shekel	Buy	Barclays Bank plc	12/7/2011	480,000	128,758	127,689	(1,069)
Israeli new shekel	Buy	Barclays Bank plc	12/7/2011	6,500,000	1,819,195	1,729,119	(90,076)
Israeli new shekel	Buy	Morgan Stanley	2/17/2012	7,870,000	2,159,359	2,090,918	(68,441)
Israeli new shekel	Buy	Morgan Stanley	2/17/2012	685,000	186,334	181,992	(4,342)
Israeli new shekel	Buy	Morgan Stanley	2/17/2012	900,000	238,695	239,114	419
Malaysian ringgit	Buy	Barclays Bank plc	12/7/2011	2,160,000	727,273	679,369	(47,904)
Malaysian ringgit	Buy	Barclays Bank plc	1/13/2012	520,000	162,246	163,256	1,010
Malaysian ringgit	Buy	Barclays Bank plc	1/13/2012	4,050,000	1,291,866	1,271,512	(20,354)
Mexican peso	Buy	Barclays Bank plc	12/7/2011	2,150,000	172,234	157,609	(14,625)
Mexican peso	Buy	Barclays Bank plc	12/7/2011	1,735,000	138,331	127,187	(11,144)
Mexican peso	Buy	Barclays Bank plc	12/7/2011	7,800,000	620,413	571,792	(48,621)
Mexican peso	Buy	Barclays Bank plc	12/7/2011	4,535,000	349,269	332,445	(16,824)

See Notes to Financial Statements.

Schedule of Investments (continued)

INCOME FUND November 30, 2011

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation (Depreciation)
Mexican peso	Buy	Barclays Bank plc	12/7/2011	2,180,000	$176,128	$159,808	$(16,320)
Mexican peso	Buy	UBS AG	1/13/2012	2,475,000	182,523	180,896	(1,627)
Mexican peso	Buy	UBS AG	1/13/2012	3,875,000	287,143	283,221	(3,922)
Mexican peso	Buy	UBS AG	1/13/2012	54,425,000	3,878,635	3,977,878	99,243
Mexican peso	Buy	UBS AG	1/13/2012	15,900,000	1,187,897	1,162,118	(25,779)
Mexican peso	Buy	Morgan Stanley	2/17/2012	68,070,000	5,066,617	4,961,997	(104,620)
Mexican peso	Buy	Morgan Stanley	2/17/2012	3,360,000	248,944	244,929	(4,015)
Mexican peso	Buy	Morgan Stanley	2/17/2012	2,720,000	198,323	198,276	(47)
Mexican peso	Buy	Morgan Stanley	2/17/2012	9,920,000	730,029	723,123	(6,906)
Mexican peso	Buy	Morgan Stanley	2/17/2012	3,380,000	237,760	246,387	8,627
Mexican peso	Buy	Morgan Stanley	2/17/2012	1,400,000	99,693	102,054	2,361
Peruvian Nuevo sol	Buy	Credit Suisse	2/17/2012	8,606,000	3,131,732	3,165,445	33,713
Peruvian Nuevo sol	Buy	Credit Suisse	2/17/2012	474,000	173,341	174,346	1,005
Philippine peso	Buy	Goldman Sachs	12/7/2011	8,500,000	198,756	194,782	(3,974)
Philippine peso	Buy	Goldman Sachs	12/7/2011	99,700,000	2,346,987	2,284,679	(62,308)
Philippine peso	Buy	UBS AG	2/17/2012	7,400,000	172,615	168,637	(3,978)
Polish zloty	Buy	Goldman Sachs	12/7/2011	375,000	126,305	111,765	(14,540)
Polish zloty	Buy	Goldman Sachs	12/7/2011	5,530,000	1,894,484	1,648,155	(246,329)
Polish zloty	Buy	Barclays Bank plc	12/7/2011	700,000	231,608	208,627	(22,981)
Polish zloty	Buy	Barclays Bank plc	12/7/2011	1,550,000	506,329	461,960	(44,369)
Polish zloty	Buy	Barclays Bank plc	12/7/2011	700,000	221,953	208,627	(13,326)
Polish zloty	Buy	Barclays Bank plc	12/7/2011	490,000	152,572	146,039	(6,533)
Polish zloty	Buy	Barclays Bank plc	1/13/2012	3,660,000	1,151,843	1,086,929	(64,914)
Polish zloty	Buy	Barclays Bank plc	1/13/2012	15,710,000	4,752,685	4,665,477	(87,208)
Polish zloty	Buy	Barclays Bank plc	1/13/2012	1,180,000	360,941	350,431	(10,510)
Polish zloty	Buy	UBS AG	2/17/2012	8,920,000	2,804,943	2,640,825	(164,118)
Polish zloty	Buy	UBS AG	2/17/2012	685,000	213,436	202,799	(10,637)
Polish zloty	Buy	UBS AG	2/17/2012	735,000	229,953	217,602	(12,351)
Polish zloty	Buy	UBS AG	2/17/2012	1,100,000	333,941	325,662	(8,279)
Polish zloty	Buy	UBS AG	2/17/2012	730,000	225,066	216,121	(8,945)
Polish zloty	Buy	UBS AG	2/17/2012	765,000	225,797	226,483	686
Polish zloty	Buy	UBS AG	2/17/2012	640,000	186,643	189,476	2,833
Romanian new leu	Buy	Morgan Stanley	12/7/2011	660,000	210,694	203,336	(7,358)
Romanian new leu	Buy	Morgan Stanley	12/7/2011	2,000,000	669,006	616,168	(52,838)
Romanian new leu	Buy	Goldman Sachs	1/13/2012	1,280,000	397,146	392,593	(4,553)
Romanian new leu	Buy	UBS AG	2/17/2012	7,905,000	2,472,012	2,410,669	(61,343)
Romanian new leu	Buy	UBS AG	2/17/2012	600,000	186,799	182,973	(3,826)
Romanian new leu	Buy	UBS AG	2/17/2012	415,000	125,822	126,556	734
Russian ruble	Buy	Barclays Bank plc	12/7/2011	6,830,000	223,129	222,259	(870)
Russian ruble	Buy	Barclays Bank plc	12/7/2011	5,700,000	186,625	185,487	(1,138)
Russian ruble	Buy	Barclays Bank plc	12/7/2011	77,300,000	2,626,572	2,515,465	(111,107)
Singapore dollar	Buy	Barclays Bank plc	12/7/2011	150,000	124,718	117,037	(7,681)
Singapore dollar	Buy	Barclays Bank plc	12/7/2011	280,000	232,005	218,469	(13,536)
Singapore dollar	Buy	Barclays Bank plc	12/7/2011	230,000	187,257	179,457	(7,800)
Singapore dollar	Buy	Barclays Bank plc	12/7/2011	275,000	222,338	214,568	(7,770)
Singapore dollar	Buy	Barclays Bank plc	12/7/2011	2,305,000	1,914,245	1,798,470	(115,775)
Singapore dollar	Buy	Morgan Stanley	1/13/2012	4,315,000	3,301,499	3,366,903	65,404
Singapore dollar	Buy	Morgan Stanley	1/13/2012	975,000	756,635	760,772	4,137
Singapore dollar	Buy	Goldman Sachs	2/17/2012	5,750,000	4,537,563	4,487,405	(50,158)
Singapore dollar	Buy	Goldman Sachs	2/17/2012	195,000	153,779	152,182	(1,597)
Singapore dollar	Buy	Goldman Sachs	2/17/2012	340,000	266,918	265,342	(1,576)
Singapore dollar	Buy	Goldman Sachs	2/17/2012	255,000	200,169	199,007	(1,162)
Singapore dollar	Buy	Goldman Sachs	2/17/2012	330,000	252,207	257,538	5,331

See Notes to Financial Statements.

Schedule of Investments (concluded)

INCOME FUND November 30, 2011

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation (Depreciation)
Singapore dollar	Buy	Barclays Bank plc	2/17/2012	2,525,000	$1,962,384	$1,970,556	$8,172
Singapore dollar	Buy	Barclays Bank plc	2/17/2012	255,000	198,307	199,007	700
Singapore dollar	Buy	Barclays Bank plc	2/17/2012	165,000	127,263	128,769	1,506
South African rand	Buy	Barclays Bank plc	1/13/2012	13,180,000	1,573,074	1,613,947	40,873
South African rand	Buy	Morgan Stanley	2/17/2012	17,515,000	2,169,228	2,134,155	(35,073)
South African rand	Buy	Morgan Stanley	2/17/2012	1,935,000	236,220	235,774	(446)
South African rand	Buy	Barclays Bank plc	2/17/2012	17,500,000	2,190,169	2,132,327	(57,842)
South African rand	Buy	Barclays Bank plc	2/17/2012	2,050,000	237,548	249,787	12,239
Taiwan dollar	Buy	UBS AG	12/7/2011	3,100,000	106,383	102,212	(4,171)
Taiwan dollar	Buy	Barclays Bank plc	1/13/2012	16,200,000	546,098	534,671	(11,427)
Thai baht	Buy	Barclays Bank plc	12/7/2011	5,335,000	175,922	171,102	(4,820)
Thai baht	Buy	Barclays Bank plc	12/7/2011	20,335,000	657,027	652,178	(4,849)
Thai baht	Buy	Barclays Bank plc	12/7/2011	3,420,000	113,527	109,685	(3,842)
Thai baht	Buy	UBS AG	1/13/2012	37,300,000	1,201,056	1,193,489	(7,567)
Thai baht	Buy	Barclays Bank plc	2/17/2012	57,455,000	1,861,614	1,834,850	(26,764)
Thai baht	Buy	Barclays Bank plc	2/17/2012	3,550,000	112,825	113,371	546
Turkish lira	Buy	UBS AG	12/7/2011	555,000	311,011	303,116	(7,895)
Turkish lira	Buy	UBS AG	12/7/2011	615,000	339,348	335,886	(3,462)
Turkish lira	Buy	UBS AG	12/7/2011	790,000	438,256	431,463	(6,793)
Turkish lira	Buy	UBS AG	12/7/2011	2,125,000	1,143,149	1,160,580	17,431
Turkish lira	Buy	Morgan Stanley	12/7/2011	5,565,000	3,067,309	3,039,354	(27,955)
Turkish lira	Buy	Barclays Bank plc	1/13/2012	650,000	361,427	352,347	(9,080)
Turkish lira	Buy	Barclays Bank plc	1/13/2012	235,000	125,782	127,387	1,605
Turkish lira	Buy	Barclays Bank plc	1/13/2012	3,320,000	1,780,925	1,799,681	18,756
Turkish lira	Buy	Goldman Sachs	2/17/2012	8,710,000	4,582,281	4,688,124	105,843
Turkish lira	Buy	Goldman Sachs	2/17/2012	635,000	346,146	341,786	(4,360)
Turkish lira	Buy	Goldman Sachs	2/17/2012	405,000	212,677	217,990	5,313
British pound	Sell	UBS AG	12/12/2011	1,650,000	2,645,181	2,588,449	56,732
British pound	Sell	Barclays Bank plc	12/14/2011	197,437	312,156	309,725	2,431
Canadian dollar	Sell	JPMorgan Securities, Inc.	2/2/2012	2,069,838	2,034,799	2,026,262	8,537
Czech koruna	Sell	Morgan Stanley	12/7/2011	10,600,000	560,396	561,409	(1,013)
euro	Sell	Goldman Sachs	1/13/2012	420,000	570,725	564,586	6,139
euro	Sell	Goldman Sachs	2/2/2012	142,118	196,677	191,078	5,599
euro	Sell	Goldman Sachs	2/2/2012	93,722	129,880	126,009	3,871
euro	Sell	Goldman Sachs	2/2/2012	772,247	1,081,100	1,038,286	42,814
euro	Sell	Morgan Stanley	2/14/2012	128,000	174,044	172,118	1,926
euro	Sell	Goldman Sachs	2/15/2012	100,000	135,907	134,468	1,439
euro	Sell	Barclays Bank plc	2/17/2012	850,000	1,167,102	1,143,005	24,097
Indian rupee	Sell	Barclays Bank plc	12/7/2011	38,635,000	745,849	739,410	6,439
Malaysian ringgit	Sell	Barclays Bank plc	12/7/2011	1,210,000	383,093	380,572	2,521
Peruvian Nuevo sol	Sell	Credit Suisse	2/17/2012	1,800,000	658,617	662,073	(3,456)
Philippine peso	Sell	UBS AG	2/17/2012	40,000,000	921,871	911,550	10,321
Romanian new leu	Sell	UBS AG	2/17/2012	3,940,000	1,227,414	1,201,523	25,891
Russian ruble	Sell	Barclays Bank plc	12/7/2011	12,625,000	405,025	410,838	(5,813)
Thai baht	Sell	Barclays Bank plc	12/7/2011	14,880,000	485,165	477,227	7,938
Thai baht	Sell	Barclays Bank plc	12/7/2011	14,210,000	460,467	455,739	4,728
Thai baht	Sell	Barclays Bank plc	2/17/2012	11,605,000	374,536	370,611	3,925
Turkish lira	Sell	Barclays Bank plc	1/13/2012	695,000	366,482	376,740	(10,258)

Net Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(2,869,617)

See Notes to Financial Statements.

Schedule of Investments

INFLATION FOCUSED FUND November 30, 2011

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 92.42%

ASSET-BACKED SECURITIES 6.98%

Automobiles 3.08%
Ally Auto Receivables Trust 2011-2 A2	0.67%		10/15/2013	$43	$43,259
AmeriCredit Automobile Receivables Trust 2010-3 A2	0.77%		12/9/2013	14	14,458
AmeriCredit Automobile Receivables Trust 2010-3 A3	1.14%		4/8/2015	200	200,041
AmeriCredit Automobile Receivables Trust 2011-2 A2	0.90%		9/8/2014	192	192,185
AmeriCredit Automobile Receivables Trust 2011-4 A2	0.92%		3/9/2015	130	129,909
CarMax Auto Owner Trust 2011-3 A2	0.70%		11/17/2014	125	124,952
CarMax Auto Owner Trust 2011-3 A3	1.07%		6/15/2016	300	299,211
Chrysler Financial Auto Securitization Trust 2010-A A2	0.69%		1/8/2013	19	19,007
Ford Credit Auto Lease Trust 2010-B A2†	0.75%		10/15/2012	203	202,680
Ford Credit Auto Lease Trust 2011-A A2	0.74%		9/15/2013	440	439,800
Harley-Davidson Motorcycle Trust 2010-1 A2	0.83%		11/15/2013	249	249,403
Mercedes-Benz Auto Lease Trust 2011-1A A2†	0.79%		4/15/2013	401	401,389
Mercedes-Benz Auto Lease Trust 2011-B A3†	1.07%		8/15/2014	300	300,101
Nissan Auto Lease Trust 2010-B A2	0.90%		5/15/2013	274	274,742
Santander Consumer Acquired Receivables Trust 2011-WO A2†	0.91%		11/15/2013	135	135,356
Santander Drive Auto Receivables Trust 2010-2 A2	0.95%		8/15/2013	171	171,021
Santander Drive Auto Receivables Trust 2010-3 A2	0.93%		6/17/2013	146	146,453
Santander Drive Auto Receivables Trust 2010-A A2†	1.37%		8/15/2013	158	158,555
Santander Drive Auto Receivables Trust 2010-A A3†	1.83%		11/17/2014	460	462,334
Santander Drive Auto Receivables Trust 2011-1 A2	0.94%		2/18/2014	200	199,825

Total					4,164,681

Credit Cards 2.01%
Cabela’s Master Credit Card Trust 2009-1A A†	2.249%	#	3/16/2015	250	251,335
Capital One Multi-Asset Execution Trust 2007-A4	0.279%	#	3/16/2015	746	745,646
Citibank Omni Master Trust 2009-A14A†	2.998%	#	8/15/2018	410	430,795
Citibank Omni Master Trust 2009-A8†	2.348%	#	5/16/2016	500	503,889
Discover Card Master Trust 2009-A1	1.549%	#	12/15/2014	435	438,053
Discover Card Master Trust 2009-A2 A	1.549%	#	2/17/2015	100	100,871
World Financial Network Credit Card Master Trust 2006-A†	0.379%	#	2/15/2017	250	247,593

Total					2,718,182

See Notes to Financial Statements.

Schedule of Investments (continued)

INFLATION FOCUSED FUND November 30, 2011

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other 1.89%
Nelnet Student Loan Trust 2010-4A A†	1.057%	#	4/25/2046	$387	$387,759
Pennsylvania Higher Education Assistance Agency 2005-1 A1	0.448%	#	7/25/2016	33	32,881
SLM Student Loan Trust 2007-2 A2	0.418%	#	7/25/2017	267	265,185
SLM Student Loan Trust 2007-8 A1	0.648%	#	7/27/2015	31	30,794
SLM Student Loan Trust 2010-A 2A†	3.499%	#	5/16/2044	272	278,956
SLM Student Loan Trust 2010-C A1†	1.898%	#	12/15/2017	385	385,836
SLM Student Loan Trust 2011-1 A1(a)	0.777%	#	3/25/2026	422	422,547
SLM Student Loan Trust 2011-A A1†	1.249%	#	10/15/2024	287	285,978
SLM Student Loan Trust 2011-B A1†	1.099%	#	12/16/2024	465	462,168

Total					2,552,104

Total Asset-Backed Securities (cost $9,448,726)					9,434,967

CORPORATE BONDS 54.67%

Aerospace/Defense 0.14%
L-3 Communications Corp.	6.375%		10/15/2015	187	191,441

Air Transportation 0.21%
Continental Airlines, Inc.	7.461%		4/1/2015	47	46,755
Qantas Airways Ltd. (Australia)†(b)	6.05%		4/15/2016	125	133,305
Southwest Airlines Co.†	10.50%		12/15/2011	75	75,178
United Airlines, Inc.	9.75%		1/15/2017	22	24,346

Total					279,584

Auto Parts: Original Equipment 0.13%
Hertz Corp. (The)	7.50%		10/15/2018	30	30,225
International Automotive Components Group SL (Spain)†(b)	9.125%		6/1/2018	25	23,875
Stanadyne Corp.	10.00%		8/15/2014	85	77,350
Stanadyne Holdings, Inc.	12.00%		2/15/2015	50	47,625

Total					179,075

Auto Trucks & Parts 0.02%
Commercial Vehicle Group, Inc.†	7.875%		4/15/2019	25	23,875

Auto: Replacement Parts 0.04%
PEP Boys-Manny Moe & Jack	7.50%		12/15/2014	50	50,813

See Notes to Financial Statements.

Schedule of Investments (continued)

INFLATION FOCUSED FUND November 30, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automotive 0.17%
B-Corp Merger Sub, Inc.†	8.25%	6/1/2019	$25	$22,875
Cooper-Standard Automotive, Inc.	8.50%	5/1/2018	10	10,550
Kia Motors Corp. (South Korea)†(b)	3.625%	6/14/2016	200	195,473

Total				228,898

Banks: Diversified 5.98%
Associated Banc-Corp.	5.125%	3/28/2016	300	304,037
Banco do Brasil SA	3.875%	1/23/2017	200	198,024
Banco Industrial e Comercial SA (Brazil)†(b)	6.25%	1/20/2013	100	101,000
BanColombia SA (Colombia)(b)	4.25%	1/12/2016	100	100,250
Bank of America Corp.	7.375%	5/15/2014	700	705,559
Bank of Nova Scotia (Canada)†(b)	1.45%	7/26/2013	550	553,603
Barclays Bank plc (United Kingdom)†(b)	2.50%	9/21/2015	320	313,874
CIT Group, Inc.†	7.00%	5/2/2017	10	9,863
Citigroup, Inc.	4.587%	12/15/2015	125	125,354
Citigroup, Inc.	5.50%	8/27/2012	250	253,133
Citigroup, Inc.	6.00%	12/13/2013	150	155,331
Citigroup, Inc.	6.50%	8/19/2013	400	416,439
Commonwealth Bank of Australia (Australia)†(b)	2.70%	11/25/2014	280	294,654
DnB NOR Boligkreditt AS (Norway)†(b)	2.10%	10/14/2015	400	405,582
First Citizens St. Lucia Ltd. (Saint Lucia)†(b)	4.903%	2/9/2016	150	154,521
First Midwest Bancorp, Inc.	5.875%	11/22/2016	125	123,813
Goldman Sachs Group, Inc. (The)	3.625%	2/7/2016	45	42,404
Goldman Sachs Group, Inc. (The)	3.70%	8/1/2015	550	531,178
Goldman Sachs Group, Inc. (The)	5.35%	1/15/2016	55	55,849
Goldman Sachs Group, Inc. (The)	5.75%	10/1/2016	25	25,494
JPMorgan Chase & Co.	3.15%	7/5/2016	95	93,684
JPMorgan Chase & Co.	3.45%	3/1/2016	125	124,123
JPMorgan Chase & Co.	3.70%	1/20/2015	300	306,311
Morgan Stanley	5.375%	10/15/2015	200	190,256
Morgan Stanley	6.00%	4/28/2015	300	292,106
Morgan Stanley	6.00%	5/13/2014	175	174,098
National Agricultural Cooperative Federation (South Korea)†(b)	3.50%	2/8/2017	200	193,602
Nordea Eiendomskreditt AS (Norway)†(b)	1.875%	4/7/2014	260	261,771
Provident Funding Associates LP/PFG Finance Corp.†	10.125%	2/15/2019	15	12,225
Sparebank 1 Boligkreditt AS (Norway)†(b)	2.625%	5/27/2016	520	532,078

See Notes to Financial Statements.

Schedule of Investments (continued)

INFLATION FOCUSED FUND November 30, 2011

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Banks: Diversified (continued)
Toronto-Dominion Bank (The) (Canada)†(b)	1.625%		9/14/2016	$410	$402,494
Wells Fargo Bank, NA	4.75%		2/9/2015	250	263,631
Westpac Banking Corp. (Australia)†(b)	2.90%		9/10/2014	350	369,772

Total					8,086,113

Banks: Money Center 0.53%
Bank of New York Mellon Corp. (The)	2.40%		1/17/2017	100	99,862
Caribbean Development Bank†	0.706%	#	7/19/2013	200	200,041
Export-Import Bank of Korea (South Korea)(b)	3.75%		10/20/2016	200	200,958
Zions Bancorporation	7.75%		9/23/2014	200	212,386

Total					713,247

Beverages 0.30%
Bacardi Ltd.†	7.45%		4/1/2014	190	215,219
FBG Finance Ltd. (Australia)†(b)	5.125%		6/15/2015	180	196,412

Total					411,631

Biotechnology Research & Production 0.36%
Amgen, Inc.	2.50%		11/15/2016	150	148,077
Bio-Rad Laboratories, Inc.	8.00%		9/15/2016	157	172,700
Life Technologies Corp.	3.375%		3/1/2013	160	163,415

Total					484,192

Broadcasting 0.11%
Cox Communications, Inc.	7.125%		10/1/2012	90	94,666
Scripps Networks Interactive, Inc.	2.70%		12/15/2016	50	49,583

Total					144,249

Brokers 0.05%
E*Trade Financial Corp.	6.75%		6/1/2016	50	49,000
Raymond James Financial, Inc.	4.25%		4/15/2016	10	10,363
Raymond James Financial, Inc.	8.60%		8/15/2019	10	11,825

Total					71,188

Building Materials 0.07%
Associated Materials LLC	9.125%		11/1/2017	115	97,894

Business Services 0.23%
Great Lakes Dredge & Dock Corp.	7.375%		2/1/2019	100	97,250
Seminole Indian Tribe of Florida†	5.798%		10/1/2013	105	105,480

See Notes to Financial Statements.

Schedule of Investments (continued)

INFLATION FOCUSED FUND November 30, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Business Services (continued)
StoneMor Operating LLC/Cornerstone Family Services/Osiris Holdings	10.25%	12/1/2017	$111	$107,808

Total				310,538

Cable Services 0.22%
Historic TW, Inc.	9.125%	1/15/2013	125	135,069
Insight Communications Co., Inc.†	9.375%	7/15/2018	75	85,219
TCI Communications, Inc.	8.75%	8/1/2015	60	73,304

Total				293,592

Chemicals 1.57%
Airgas, Inc.	2.85%	10/1/2013	125	127,728
Airgas, Inc.	7.125%	10/1/2018	320	342,063
Dow Chemical Co. (The)	5.90%	2/15/2015	385	426,446
Incitec Pivot Ltd. (Australia)†(b)	4.00%	12/7/2015	250	254,831
INEOS Group Holdings Ltd. (United Kingdom)†(b)	8.50%	2/15/2016	75	58,875
Lyondell Chemical Co.	11.00%	5/1/2018	200	216,305
Methanex Corp. (Canada)(b)	8.75%	8/15/2012	250	257,410
Momentive Performance Materials Holdings, Inc.	11.50%	12/1/2016	60	43,200
Nalco Co.	8.25%	5/15/2017	200	224,500
Phibro Animal Health Corp.†	9.25%	7/1/2018	15	13,238
Yara International ASA (Norway)†(b)	5.25%	12/15/2014	150	162,124

Total				2,126,720

Coal 0.06%
Peabody Energy Corp.†	6.00%	11/15/2018	60	60,225
SunCoke Energy, Inc.†	7.625%	8/1/2019	25	24,625

Total				84,850

Communications Services 0.13%
Avaya, Inc.	9.75%	11/1/2015	120	94,500
Avaya, Inc. PIK	10.125%	11/1/2015	100	79,500

Total				174,000

Communications Technology 0.02%
Motorola Solutions, Inc.	5.375%	11/15/2012	25	25,778

Computer Hardware 0.03%
Seagate Technology International†	10.00%	5/1/2014	35	39,900

See Notes to Financial Statements.

Schedule of Investments (continued)

INFLATION FOCUSED FUND November 30, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Computer Software 0.35%
Audatex North America, Inc.†	6.75%	6/15/2018	$25	$25,312
SunGard Data Systems, Inc.	10.25%	8/15/2015	433	448,155

Total				473,467

Containers 1.12%
Ball Corp.	6.625%	3/15/2018	250	257,500
Crown Americas LLC/Crown Americas Capital Corp. II	7.625%	5/15/2017	250	274,375
Rock-Tenn Co.	9.25%	3/15/2016	725	772,125
Sealed Air Corp.	7.875%	6/15/2017	150	156,937
Sealed Air Corp.†	8.125%	9/15/2019	50	53,250

Total				1,514,187

Diversified 0.09%
Ingersoll-Rand Global Holding Co., Ltd.	9.50%	4/15/2014	100	116,795

Drugs 0.21%
Aristotle Holding, Inc.†	2.75%	11/21/2014	200	202,200
Celgene Corp.	2.45%	10/15/2015	25	25,435
Valeant Pharmaceuticals International†	6.50%	7/15/2016	60	58,350

Total				285,985

Electric: Power 2.33%
AES Red Oak LLC	8.54%	11/30/2019	227	235,380
Black Hills Corp.	6.50%	5/15/2013	385	408,239
Duquesne Light Holdings, Inc.	5.50%	8/15/2015	500	519,758
Empresa de Energia de Bogota SA (Colombia)†(b)	6.125%	11/10/2021	200	205,000
Entergy Mississippi, Inc.	3.25%	6/1/2016	80	81,241
FPL Energy Virginia Funding Corp.†	7.52%	6/30/2019	105	113,771
Iberdrola International BV (Netherlands)(b)	6.75%	6/15/2012	100	102,599
KCP&L Greater Missouri Operations Co.	11.875%	7/1/2012	700	740,875
LG&E and KU Energy LLC	2.125%	11/15/2015	40	39,249
North American Energy Alliance LLC/North American Energy Alliance Finance Corp.†	10.875%	6/1/2016	350	372,750
Pepco Holdings, Inc.	2.70%	10/1/2015	25	25,200
PPL WEM Holdings plc (United Kingdom)†(b)	3.90%	5/1/2016	200	203,816
Scottish Power Ltd. (United Kingdom)(b)	5.375%	3/15/2015	100	106,619

Total				3,154,497

See Notes to Financial Statements.

Schedule of Investments (continued)

INFLATION FOCUSED FUND November 30, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electrical Equipment 0.56%
Amphenol Corp.	4.75%	11/15/2014	$500	$535,222
Public Service Co. of New Mexico	7.95%	5/15/2018	100	117,310
STATS ChipPAC Ltd. (Singapore)†(b)	7.50%	8/12/2015	100	103,500

Total				756,032

Electrical: Household 0.12%
WireCo WorldGroup, Inc.†	10.00%	5/15/2017	160	164,000

Electronics 0.18%
FLIR Systems, Inc.	3.75%	9/1/2016	250	249,137

Electronics: Semi-Conductors/Components 0.16%
Agilent Technologies, Inc.	5.50%	9/14/2015	25	27,234
Freescale Semiconductor, Inc.	10.125%	12/15/2016	25	26,125
National Semiconductor Corp.	3.95%	4/15/2015	150	161,851

Total				215,210

Energy Equipment & Services 0.93%
Energy Transfer Partners LP	5.65%	8/1/2012	161	164,997
Energy Transfer Partners LP	5.95%	2/1/2015	425	462,073
Energy Transfer Partners LP	6.00%	7/1/2013	450	475,133
Energy Transfer Partners LP	8.50%	4/15/2014	10	11,326
Gazprom OAO via RBS AG (Germany)†(b)	9.625%	3/1/2013	130	139,750

Total				1,253,279

Engineering & Contracting Services 0.13%
New Enterprise Stone & Lime Co., Inc.	11.00%	9/1/2018	225	179,437

Entertainment 0.62%
Midwest Gaming Borrower LLC/Midwest Finance Corp.†	11.625%	4/15/2016	100	107,750
Production Resource Group LLC†	8.875%	5/1/2019	115	102,350
Snoqualmie Entertainment Authority†	9.125%	2/1/2015	125	121,250
Universal City Development Partners Ltd./UCDP Finance, Inc.	8.875%	11/15/2015	450	502,312

Total				833,662

Environmental Services 0.17%
Casella Waste Systems, Inc.	11.00%	7/15/2014	200	217,000
WCA Waste Corp.†	7.50%	6/15/2019	15	14,550

Total				231,550

See Notes to Financial Statements.

Schedule of Investments (continued)

INFLATION FOCUSED FUND November 30, 2011

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Financial Services 4.08%
American Express Credit Corp.	2.80%		9/19/2016	$80	$79,258
Aon Corp.	3.125%		5/27/2016	50	50,199
Aon Corp.	3.50%		9/30/2015	25	25,557
Banco Bradesco SA†	2.561%	#	5/16/2014	200	197,223
EDP Finance BV (Netherlands)†(b)	6.00%		2/2/2018	250	204,376
ERAC USA Finance LLC†	2.25%		1/10/2014	200	199,473
ERAC USA Finance LLC†	5.80%		10/15/2012	175	180,481
FMR LLC†	4.75%		3/1/2013	150	154,088
Fresenius U.S. Finance II, Inc.†	9.00%		7/15/2015	225	251,438
General Electric Capital Corp.	4.375%		9/21/2015	1,050	1,124,789
General Electric Capital Corp.	5.65%		6/9/2014	250	269,412
Hyundai Capital America†	3.75%		4/6/2016	100	99,961
Merrill Lynch & Co., Inc.	6.05%		8/15/2012	425	428,917
MU Finance plc (United Kingdom)†(b)	8.375%		2/1/2017	100	105,000
Prudential Financial, Inc.	6.20%		1/15/2015	125	136,127
SteelRiver Transmission Co. LLC†	4.71%		6/30/2017	219	223,595
TD Ameritrade Holding Corp.	4.15%		12/1/2014	325	343,980
Virgin Media Secured Finance plc (United Kingdom)(b)	6.50%		1/15/2018	600	636,000
Woodside Finance Ltd. (Australia)†(b)	4.50%		11/10/2014	350	370,542
Woodside Finance Ltd. (Australia)†(b)	5.00%		11/15/2013	100	105,243
Woodside Finance Ltd. (Australia)†(b)	8.125%		3/1/2014	300	337,814

Total					5,523,473

Financial: Miscellaneous 1.26%
Compagnie de Financement Foncier (France)†(b)	1.625%		7/23/2012	300	300,193
Compagnie de Financement Foncier (France)†(b)	2.125%		4/22/2013	400	398,623
Ford Motor Credit Co. LLC	3.875%		1/15/2015	200	196,248
Ford Motor Credit Co. LLC	12.00%		5/15/2015	275	336,740
SLM Corp.	5.125%		8/27/2012	50	50,020
SLM Corp.	5.375%		1/15/2013	85	86,255
SLM Corp.	6.25%		1/25/2016	360	342,618

Total					1,710,697

Food 1.21%
CCL Finance Ltd.†	9.50%		8/15/2014	100	113,500
FAGE Dairy Industry SA/FAGE USA Dairy Industry, Inc.†	9.875%		2/1/2020	175	151,813

See Notes to Financial Statements.

Schedule of Investments (continued)

INFLATION FOCUSED FUND November 30, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Food (continued)
JBS USA LLC/JBS USA Finance, Inc.	11.625%	5/1/2014	$100	$111,500
Southern States Cooperative, Inc.†	11.25%	5/15/2015	80	82,600
Tesco plc (United Kingdom)†(b)	2.00%	12/5/2014	200	200,796
Tyson Foods, Inc.	10.50%	3/1/2014	375	434,062
Wm. Wrigley Jr. Co.†	3.70%	6/30/2014	525	542,393

Total				1,636,664

Gaming 0.23%
CCM Merger, Inc.†	8.00%	8/1/2013	300	282,750
Isle of Capri Casinos, Inc.	7.00%	3/1/2014	25	23,250

Total				306,000

Health Care Products 0.88%
Bausch & Lomb, Inc.	9.875%	11/1/2015	150	157,125
Biomet, Inc.	11.625%	10/15/2017	325	349,375
Boston Scientific Corp.	6.25%	11/15/2015	100	110,517
Hanger Orthopedic Group, Inc.	7.125%	11/15/2018	25	25,156
HCA, Inc.	8.50%	4/15/2019	500	542,500

Total				1,184,673

Health Care Services 0.36%
Centene Corp.	5.75%	6/1/2017	108	105,840
Fresenius Medical Care US Finance, Inc.†	6.50%	9/15/2018	25	26,063
Kindred Healthcare, Inc.	8.25%	6/1/2019	150	125,250
Omega Healthcare Investors, Inc.	7.00%	1/15/2016	225	230,062

Total				487,215

Hospital Management 0.07%
Universal Health Services, Inc.	7.125%	6/30/2016	90	96,750

Household Equipment/Products 0.14%
Libbey Glass, Inc.	10.00%	2/15/2015	175	187,250

Household Furnishings 0.40%
Sealy Mattress Co.†	10.875%	4/15/2016	5	5,475
Simmons Bedding Co.†	11.25%	7/15/2015	145	150,437
Whirlpool Corp.	8.60%	5/1/2014	350	391,999

Total				547,911

See Notes to Financial Statements.

Schedule of Investments (continued)

INFLATION FOCUSED FUND November 30, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Industrial Products 0.15%
Hyundai Steel Co. (South Korea)†(b)	4.625%	4/21/2016	$200	$203,949

Insurance 1.30%
Aflac, Inc.	3.45%	8/15/2015	365	375,475
American International Group, Inc.	4.875%	9/15/2016	70	65,578
Liberty Mutual Group, Inc.†	5.75%	3/15/2014	160	164,993
Liberty Mutual Group, Inc.†	6.70%	8/15/2016	125	133,035
Liberty Mutual Group, Inc.†	7.25%	9/1/2012	200	206,865
Lincoln National Corp.	5.65%	8/27/2012	50	51,354
MetLife, Inc.	5.00%	6/15/2015	175	189,999
Willis North America, Inc.	5.625%	7/15/2015	535	570,815

Total				1,758,114

Investment Management Companies 0.34%
Lazard Group LLC	7.125%	5/15/2015	400	430,170
Offshore Group Investment Ltd.	11.50%	8/1/2015	25	26,937

Total				457,107

Jewelry, Watches & Gemstones 0.08%
ALROSA Finance SA (Luxembourg)†(b)	8.875%	11/17/2014	100	109,250

Leasing 0.14%
International Lease Finance Corp.	5.75%	5/15/2016	150	135,915
International Lease Finance Corp.†	6.50%	9/1/2014	50	50,750

Total				186,665

Leisure 0.07%
Easton-Bell Sports, Inc.	9.75%	12/1/2016	85	91,588

Lodging 0.49%
Downstream Development Authority of the Quapaw Tribe of Oklahoma†	10.50%	7/1/2019	175	166,250
Hyatt Hotels Corp.	3.875%	8/15/2016	150	151,868
Hyatt Hotels Corp.†	5.75%	8/15/2015	50	53,455
Marina District Finance Co., Inc.	9.875%	8/15/2018	150	134,625
Sugarhouse HSP Gaming Prop. Mezz. LP/Sugarhouse HSP Gaming Finance Corp.†	8.625%	4/15/2016	40	41,300
Wyndham Worldwide Corp.	9.875%	5/1/2014	100	113,660

Total				661,158

See Notes to Financial Statements.

Schedule of Investments (continued)

INFLATION FOCUSED FUND November 30, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Machinery: Agricultural 0.20%
American Rock Salt Co. LLC/American Rock Capital Corp.†	8.25%	5/1/2018	$125	$116,250
Lorillard Tobacco Co.	3.50%	8/4/2016	125	125,644
Universal Corp.	5.20%	10/15/2013	25	26,159

Total				268,053

Machinery: Industrial/Specialty 0.43%
CPM Holdings, Inc.	10.625%	9/1/2014	107	114,356
Dematic SA (Luxembourg)†(b)	8.75%	5/1/2016	200	195,000
SPX Corp.	7.625%	12/15/2014	250	270,938

Total				580,294

Machinery: Oil Well Equipment & Services 0.08%
National Oilwell Varco, Inc.	6.125%	8/15/2015	100	102,367

Manufacturing 0.16%
Smiths Group plc (United Kingdom)†(b)	6.05%	5/15/2014	200	215,910

Materials & Commodities 0.19%
RBS Global, Inc./Rexnord LLC	11.75%	8/1/2016	250	261,250

Media 1.49%
DirecTV Holdings LLC/DirecTV Financing Co., Inc.	7.625%	5/15/2016	1,150	1,227,342
Discovery Communications LLC	3.70%	6/1/2015	25	26,185
Nielsen Finance LLC/Nielsen Finance Co.	11.625%	2/1/2014	150	171,750
TCM Sub LLC†	3.55%	1/15/2015	74	77,604
Time Warner Entertainment Co. LP	10.15%	5/1/2012	250	258,894
Videotron Ltee (Canada)(b)	6.375%	12/15/2015	100	101,750
Vivendi SA (France)†(b)	5.75%	4/4/2013	150	156,881

Total				2,020,406

Metal Fabricating 0.49%
Timken Co.	6.00%	9/15/2014	175	189,794
Xstrata Canada Corp. (Canada)(b)	7.25%	7/15/2012	460	476,299

Total				666,093

Metals & Minerals: Miscellaneous 3.44%
Anglo American Capital plc (United Kingdom)†(b)	9.375%	4/8/2014	1,100	1,266,464
Anglo American Capital plc (United Kingdom)†(b)	9.375%	4/8/2019	215	276,082
Compass Minerals International, Inc.	8.00%	6/1/2019	100	106,000

See Notes to Financial Statements.

Schedule of Investments (continued)

INFLATION FOCUSED FUND November 30, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Metals & Minerals: Miscellaneous (continued)
Freeport-McMoRan Copper & Gold, Inc.	8.375%	4/1/2017	$750	$798,668
Quadra FNX Mining Ltd. (Canada)†(b)	7.75%	6/15/2019	50	49,125
Rain CII Carbon LLC/CII Carbon Corp.†	8.00%	12/1/2018	130	129,188
Rio Tinto Finance USA Ltd. (Australia)(b)	8.95%	5/1/2014	225	263,324
Teck Resources Ltd. (Canada)(b)	10.75%	5/15/2019	1,000	1,231,649
Xstrata Canada Corp. (Canada)(b)	7.35%	6/5/2012	515	530,628

Total				4,651,128

Natural Gas 0.26%
Spectra Energy Capital LLC	5.50%	3/1/2014	55	58,706
Tennessee Gas Pipeline Co.	8.00%	2/1/2016	250	293,821

Total				352,527

Oil 2.26%
Alon Refining Krotz Springs, Inc.	13.50%	10/15/2014	20	21,000
BP Capital Markets plc (United Kingdom)(b)	3.125%	10/1/2015	50	51,650
Brigham Exploration Co.	6.875%	6/1/2019	16	17,480
Brigham Exploration Co.	8.75%	10/1/2018	59	71,980
Canadian Oil Sands Ltd. (Canada)†(b)	5.80%	8/15/2013	100	106,940
CNPC HK Overseas Capital Ltd. (China)†(b)	3.125%	4/28/2016	200	205,769
Continental Resources, Inc.	8.25%	10/1/2019	100	111,000
Dolphin Energy Ltd. (United Arab Emirates)†(b)	5.888%	6/15/2019	177	191,308
ENSCO plc (United Kingdom)(b)	3.25%	3/15/2016	30	30,565
Gazprom OAO via Gaz Capital SA (Luxembourg)†(b)	4.95%	5/23/2016	200	199,750
GlobalSantaFe Corp.	5.00%	2/15/2013	225	230,288
HollyFrontier Corp.	9.875%	6/15/2017	195	214,988
Kodiak Oil & Gas Corp.†	8.125%	12/1/2019	25	25,406
LUKOIL International Finance BV (Netherlands)†(b)	6.375%	11/5/2014	100	106,500
Marathon Petroleum Corp.	3.50%	3/1/2016	75	75,206
MEG Energy Corp. (Canada)†(b)	6.50%	3/15/2021	125	126,250
NuStar Logistics LP	6.05%	3/15/2013	255	268,241
Oasis Petroleum, Inc.	6.50%	11/1/2021	10	9,775
PC Financial Partnership	5.00%	11/15/2014	125	135,285
Petronas Global Sukuk Ltd. (Malaysia)†(b)	4.25%	8/12/2014	100	105,538
Ras Laffan Liquefied Natural Gas Co., Ltd. III (Qatar)†(b)	5.50%	9/30/2014	250	270,000
Schlumberger Norge AS (Norway)†(b)	1.95%	9/14/2016	50	50,275
SM Energy Co.†	6.50%	11/15/2021	25	25,125

See Notes to Financial Statements.

Schedule of Investments (continued)

INFLATION FOCUSED FUND November 30, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil (continued)
Sunoco Logistics Partners Operations LP	8.75%	2/15/2014	$10	$11,225
TNK-BP Finance SA (Luxembourg)†(b)	7.50%	3/13/2013	100	104,375
Whiting Petroleum Corp.	7.00%	2/1/2014	200	213,000
WPX Energy, Inc.†	5.25%	1/15/2017	75	74,063

Total				3,052,982

Oil: Crude Producers 2.31%
AK Transneft OJSC via TransCapitalInvest Ltd. (Ireland)†(b)	5.67%	3/5/2014	200	209,000
Anadarko Petroleum Corp.	5.75%	6/15/2014	190	206,676
Anadarko Petroleum Corp.	7.625%	3/15/2014	18	20,216
Enogex LLC†	6.875%	7/15/2014	25	27,439
Enterprise Products Operating LLC	4.60%	8/1/2012	50	50,855
Enterprise Products Operating LLC	6.125%	2/1/2013	15	15,713
Holly Energy Partners LP/Holly Energy Finance Corp.	8.25%	3/15/2018	150	156,750
Kinder Morgan Finance Co. LLC†	6.00%	1/15/2018	25	25,625
Midcontinent Express Pipeline LLC†	5.45%	9/15/2014	275	295,378
Midcontinent Express Pipeline LLC†	6.70%	9/15/2019	75	82,643
Murphy Oil Corp.	6.375%	5/1/2012	150	152,937
NGPL PipeCo LLC†	6.514%	12/15/2012	400	410,082
OGX Petroleo e Gas Participacoes SA (Brazil)†(b)	8.50%	6/1/2018	225	216,000
Pacific Rubiales Energy Corp. (Canada)†(b)	8.75%	11/10/2016	100	111,750
Panhandle Eastern Pipeline Co. LP	6.05%	8/15/2013	75	80,517
Petroleum Development Corp.	12.00%	2/15/2018	150	161,250
Southeast Supply Header LLC†	4.85%	8/15/2014	600	640,496
Southern Star Central Corp.	6.75%	3/1/2016	200	203,000
Southern Star Central Corp.†	6.75%	3/1/2016	25	25,375
W&T Offshore, Inc.†	8.50%	6/15/2019	30	30,225

Total				3,121,927

Oil: Integrated Domestic 1.03%
Basic Energy Services, Inc.	7.75%	2/15/2019	50	50,125
Buckeye Partners LP	4.625%	7/15/2013	125	130,687
Frontier Oil Corp.	8.50%	9/15/2016	75	78,937
Kinder Morgan Energy Partners LP	5.85%	9/15/2012	25	25,874
Korea National Oil Corp. (South Korea)†(b)	2.875%	11/9/2015	200	197,861
Korea National Oil Corp. (South Korea)†(b)	5.375%	7/30/2014	200	213,259

See Notes to Financial Statements.

Schedule of Investments (continued)

INFLATION FOCUSED FUND November 30, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil: Integrated Domestic (continued)
Rockies Express Pipeline LLC†	3.90%	4/15/2015	$300	$295,541
Rockies Express Pipeline LLC†	6.25%	7/15/2013	375	397,010

Total				1,389,294

Oil: Integrated International 0.76%
Petrohawk Energy Corp.	7.875%	6/1/2015	250	267,500
Petrohawk Energy Corp.	10.50%	8/1/2014	175	195,782
Transocean, Inc.	4.95%	11/15/2015	153	155,299
Transocean, Inc.	5.05%	12/15/2016	100	99,906
Transocean, Inc.	5.25%	3/15/2013	56	57,566
Weatherford International Ltd.	4.95%	10/15/2013	59	62,109
Weatherford International Ltd.	5.15%	3/15/2013	100	104,231
Weatherford International Ltd.	6.00%	3/15/2018	75	82,659

Total				1,025,052

Paper & Forest Products 2.72%
Clearwater Paper Corp.	10.625%	6/15/2016	250	278,750
Georgia-Pacific LLC†	7.125%	1/15/2017	950	988,394
Georgia-Pacific LLC†	8.25%	5/1/2016	1,150	1,264,344
Inversiones CMPC SA (Chile)†(b)	4.875%	6/18/2013	50	52,179
Longview Fibre Paper & Packaging, Inc.†	8.00%	6/1/2016	25	25,250
Louisiana-Pacific Corp.	13.00%	3/15/2017	225	222,750
MeadWestvaco Corp.	6.85%	4/1/2012	150	151,713
PH Glatfelter Co.	7.125%	5/1/2016	350	363,125
Smurfit Kappa Funding plc (Ireland)(b)	7.75%	4/1/2015	285	287,850
West Fraser Timber Co. Ltd. (Canada)†(b)	5.20%	10/15/2014	40	40,300

Total				3,674,655

Plastics 0.17%
Plastipak Holdings, Inc.†	8.50%	12/15/2015	225	229,500

Pollution Control 0.76%
Allied Waste North America, Inc.	6.875%	6/1/2017	600	640,481
Clean Harbors, Inc.	7.625%	8/15/2016	220	233,200
Waste Management, Inc.	6.375%	11/15/2012	150	157,596

Total				1,031,277

Printing 0.04%
Quebecor Media, Inc. (Canada)(b)	7.75%	3/15/2016	53	54,060

See Notes to Financial Statements.

Schedule of Investments (continued)

INFLATION FOCUSED FUND November 30, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Railroads 0.03%
Kansas City Southern Railway	13.00%	12/15/2013	$35	$39,725

Real Estate Investment Trusts 3.42%
AvalonBay Communities, Inc.	4.95%	3/15/2013	525	544,231
AvalonBay Communities, Inc.	5.375%	4/15/2014	150	160,062
Camden Property Trust	5.375%	12/15/2013	100	104,700
DDR Corp.	5.375%	10/15/2012	650	654,992
DDR Corp.	5.50%	5/1/2015	50	50,363
Federal Realty Investment Trust	5.95%	8/15/2014	20	21,417
HCP, Inc	7.072%	6/8/2015	250	272,098
HCP, Inc.	5.625%	2/28/2013	130	134,135
HCP, Inc.	5.65%	12/15/2013	80	83,771
HCP, Inc.	6.00%	1/30/2017	35	37,357
HCP, Inc.	6.45%	6/25/2012	124	126,685
Health Care REIT, Inc.	3.625%	3/15/2016	25	24,461
Health Care REIT, Inc.	5.875%	5/15/2015	150	158,886
Kilroy Realty LP	5.00%	11/3/2015	225	230,777
MPT Operating Partnership LP/MPT Finance Corp.	6.875%	5/1/2021	15	14,925
Reckson Operating Partnership LP	5.875%	8/15/2014	65	67,385
Regency Centers LP	4.95%	4/15/2014	500	524,040
Regency Centers LP	5.25%	8/1/2015	84	89,210
Regency Centers LP	6.75%	1/15/2012	50	50,282
Rouse Co. LP (The)	6.75%	11/9/2015	300	301,500
UDR, Inc.	6.05%	6/1/2013	75	78,218
Ventas Realty LP/Ventas Capital Corp.	3.125%	11/30/2015	300	292,693
Ventas Realty LP/Ventas Capital Corp.	6.50%	6/1/2016	75	77,092
Ventas Realty LP/Ventas Capital Corp.	6.75%	4/1/2017	505	524,650

Total				4,623,930

Restaurants 0.31%
Darden Restaurants, Inc.	5.625%	10/15/2012	50	51,898
OSI Restaurant Partners LLC	10.00%	6/15/2015	351	363,285

Total				415,183

Retail 1.08%
DineEquity, Inc.	9.50%	10/30/2018	90	93,600
Fiesta Restaurant Group†	8.875%	8/15/2016	40	39,400
Macy’s Retail Holdings, Inc.	5.75%	7/15/2014	125	134,831

See Notes to Financial Statements.

Schedule of Investments (continued)

INFLATION FOCUSED FUND November 30, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Retail (continued)
Macy’s Retail Holdings, Inc.	5.875%	1/15/2013	$69	$71,166
Neiman-Marcus Group, Inc. (The)	10.375%	10/15/2015	150	155,937
QVC, Inc.†	7.125%	4/15/2017	225	236,812
QVC, Inc.†	7.50%	10/1/2019	500	533,750
Ticketmaster Entertainment LLC/Ticketmaster Noteco, Inc.	10.75%	8/1/2016	100	106,200
Wendy’s Co. (The)	10.00%	7/15/2016	79	86,900

Total				1,458,596

Retail: Specialty 0.51%
AutoZone, Inc.	6.95%	6/15/2016	250	295,241
Michaels Stores, Inc.	11.375%	11/1/2016	150	158,250
Michaels Stores, Inc.	13.00%	11/1/2016	130	138,450
Revlon Consumer Products Corp.	9.75%	11/15/2015	25	26,750
Sally Holdings LLC/Sally Capital, Inc.†	6.875%	11/15/2019	75	77,062

Total				695,753

Services 0.56%
Bankrate, Inc.	11.75%	7/15/2015	200	227,250
FireKeepers Development Authority†	13.875%	5/1/2015	185	209,744
Iron Mountain, Inc.	6.625%	1/1/2016	322	322,805

Total				759,799

Steel 0.34%
Allegheny Technologies, Inc.	8.375%	12/15/2011	125	125,170
ArcelorMittal (Luxembourg)(b)	9.00%	2/15/2015	300	328,710

Total				453,880

Telecommunications 1.89%
Atlantic Broadband Finance LLC	9.375%	1/15/2014	265	265,331
CC Holdings GS V LLC/Crown Castle GS III Corp.†	7.75%	5/1/2017	513	555,322
GeoEye, Inc.	8.625%	10/1/2016	105	111,300
GeoEye, Inc.	9.625%	10/1/2015	25	27,875
Intelsat Jackson Holdings SA (Luxembourg)(b)	11.25%	6/15/2016	125	130,313
Qtel International Finance Ltd.†	3.375%	10/14/2016	200	199,000
Qwest Communications, Inc.	7.50%	2/15/2014	175	176,531
Qwest Communications, Inc.	8.00%	10/1/2015	125	134,062
Sprint Capital Corp.	8.375%	3/15/2012	75	76,688
Telemovil Finance Co., Ltd. (El Salvador)†(b)	8.00%	10/1/2017	150	153,750

See Notes to Financial Statements.

Schedule of Investments (continued)

INFLATION FOCUSED FUND November 30, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Telecommunications (continued)
Vimpel Communications via VIP Finance Ireland Ltd. OJSC (Luxembourg)†(b)	6.493%	2/2/2016	$200	$189,500
Vimpel Communications via VIP Finance Ireland Ltd. OJSC (Luxembourg)†(b)	8.375%	4/30/2013	200	210,000
Virgin Media Finance plc (United Kingdom)(b)	9.50%	8/15/2016	100	110,000
Wind Acquisition Finance SA (Italy)†(b)	11.75%	7/15/2017	250	216,875

Total				2,556,547

Tobacco 0.15%
Altria Group, Inc.	4.125%	9/11/2015	130	140,666
Altria Group, Inc.	8.50%	11/10/2013	50	56,759

Total				197,425

Transportation: Miscellaneous 0.61%
AMGH Merger Sub, Inc.†	9.25%	11/1/2018	25	24,938
Asciano Finance Ltd. (Australia)†(b)	3.125%	9/23/2015	400	389,424
CSX Corp.	6.30%	3/15/2012	30	30,429
Florida East Coast Railway Corp.	8.125%	2/1/2017	110	110,137
Kansas City Southern de Mexico SA de CV (Mexico)(b)	6.125%	6/15/2021	50	51,750
Kansas City Southern de Mexico SA de CV (Mexico)(b)	6.625%	12/15/2020	15	15,900
Kansas City Southern de Mexico SA de CV (Mexico)(b)	8.00%	2/1/2018	25	27,500
Navios Maritime Holdings, Inc./Navios Maritime Finance US, Inc. (Greece)(b)	8.875%	11/1/2017	175	170,625
Transportadora de Gas del Sur SA (Argentina)†(b)	7.875%	5/14/2017	12	10,830

Total				831,533

Utilities: Electrical 0.33%
Otter Tail Corp.	9.00%	12/15/2016	225	243,000
TAQA Abu Dhabi National Energy Co. (United Arab Emirates)†(b)	4.75%	9/15/2014	200	209,000

Total				452,000

Wholesale 0.11%
Glencore Funding LLC†	6.00%	4/15/2014	150	150,537

Total Corporate Bonds (cost $75,032,036)				73,924,963

See Notes to Financial Statements.

Schedule of Investments (continued)

INFLATION FOCUSED FUND November 30, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
FLOATING RATE LOANS(c) 1.03%

Chemicals 0.21%
Norit NV Term Loan	6.75%	7/7/2017	$100	$99,500
Harko CV Term Loan B	5.75%	8/2/2017	50	49,750
Potters Industries, Inc. 1st Lien Term Loan	6.00%	5/5/2017	5	4,962
Tronox, Inc. DIP Exit Term Loan	7.00%	10/15/2015	125	124,998

Total				279,210

Energy Equipment & Services 0.11%
MEG Energy Corp. New Term Loan B	4.00%	3/16/2018	150	148,641

Financial: Miscellaneous 0.07%
Moneygram International, Inc. Term Loan B	4.50%	11/17/2017	50	49,344
Moneygram International, Inc. Term Loan B1	4.50%	11/17/2017	50	49,375

Total				98,719

Food 0.01%
B&G Foods, Inc. Term Loan B	5.00%	11/18/2018	10	10,037

Health Care 0.31%
RPI Finance Trust Term Loan Tranche 2	4.00%	5/9/2018	424	420,891

Leisure 0.02%
SRAM LLC 2nd Lien Term Loan	8.50%	12/7/2018	30	30,150

Manufacturing 0.02%
Sensus Metering 1st Lien Term Loan	4.75%	5/9/2017	5	4,888
Unifrax Corp. New Term Loan	7.00%	11/28/2018	25	25,000

Total				29,888

Media 0.01%
Entercom Communication LLC Term Loan B	6.25%	11/23/2018	15	14,969

Metals & Minerals: Miscellaneous 0.04%
American Rock Salt Holdings LLC Term Loan	5.50%	4/25/2017	50	49,128

Oil 0.09%
Coffeyville Resources LLC Bridge Term Loan	Zero Coupon	11/1/2012	125	125,000

Retail 0.03%
J. Crew Operating Corp. New Term Loan B	4.75%	3/7/2018	50	45,681

See Notes to Financial Statements.

Schedule of Investments (continued)

INFLATION FOCUSED FUND November 30, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Retail: Specialty 0.11%
Michaels Stores, Inc. Term Loan B1	2.625% - 2.687%	10/31/2013	$50	$48,696
Neiman-Marcus Group, Inc. (The) Term Loan	4.75%	5/16/2018	100	96,363

Total				145,059

Total Floating Rate Loans (cost $1,394,660)				1,397,373

FOREIGN GOVERNMENT OBLIGATIONS(b) 0.67%

Poland 0.17%
Republic of Poland	3.875%	7/16/2015	50	50,500
Republic of Poland	5.00%	10/19/2015	175	182,656

Total				233,156

Qatar 0.15%
State of Qatar†	3.125%	1/20/2017	200	199,750

Russia 0.15%
Russia Eurobonds†	3.625%	4/29/2015	200	204,000

South Africa 0.08%
Republic of South Africa	6.50%	6/2/2014	100	110,200

Sri Lanka 0.08%
Republic of Sri Lanka†	8.25%	10/24/2012	100	103,500

Turkey 0.04%
Republic of Turkey	9.50%	1/15/2014	50	55,375

Total Foreign Government Obligations (cost $913,487)				905,981

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 3.88%
Federal Home Loan Mortgage Corp. K009 A1	2.757%	5/25/2020	436	454,639
Federal Home Loan Mortgage Corp. K010 A1	3.32%	7/25/2020	142	151,203
Federal Home Loan Mortgage Corp. K013 A1	2.902%	8/25/2020	599	631,660
Federal Home Loan Mortgage Corp. K014 A1	2.788%	10/25/2020	541	563,283
Federal Home Loan Mortgage Corp. K015 A1	2.257%	10/25/2020	305	310,495
Federal Home Loan Mortgage Corp. KAIV A1	2.966%	6/25/2046	1,140	1,194,227

See Notes to Financial Statements.

Schedule of Investments (continued)

INFLATION FOCUSED FUND November 30, 2011

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Federal National Mortgage Assoc. 2009-M2 A1	2.387%		1/25/2019	$263	$268,100
Federal National Mortgage Assoc. 2009-M2 A2	3.334%		1/25/2019	195	208,473
Federal National Mortgage Assoc. 2011-M3 A1	2.072%		7/25/2021	1,081	1,104,070
Federal National Mortgage Assoc. 2011-M8 A1	1.977%		6/25/2021	355	356,766

Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $5,098,384)					5,242,916

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 3.11%
Federal Home Loan Mortgage Corp.	2.452%	#	12/1/2035	678	713,352
Federal Home Loan Mortgage Corp.	2.588%	#	5/1/2036	290	306,257
Federal Home Loan Mortgage Corp.	2.754%	#	4/1/2038	607	643,222
Federal Home Loan Mortgage Corp.	4.735%	#	4/1/2034	12	13,185
Federal Home Loan Mortgage Corp.	5.021%	#	6/1/2036	89	93,292
Federal Home Loan Mortgage Corp.	5.737%	#	11/1/2037	310	335,290
Federal National Mortgage Assoc.	2.449%	#	7/1/2035	172	181,562
Federal National Mortgage Assoc.	2.471%	#	11/1/2036	115	121,528
Federal National Mortgage Assoc.	4.123%	#	9/1/2037	155	163,587
Federal National Mortgage Assoc.	4.796%	#	3/1/2037	697	743,385
Federal National Mortgage Assoc.	5.09%	#	10/1/2038	832	890,416

Total Government Sponsored Enterprises Pass-Throughs (cost $4,207,645)					4,205,076

MUNICIPAL BOND 0.06%

Finance
Puerto Rico Comwlth Govt Dev Bk Ser B (cost $75,000)	4.704%		5/1/2016	75	78,094

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 22.02%
Arkle Master Issuer plc 2010-2A 1A1†	1.866%	#	5/17/2060	200	199,689
Banc of America Commercial Mortgage, Inc. 2002-2 A3	5.118%		7/11/2043	132	133,129
Banc of America Commercial Mortgage, Inc. 2002-PB2 A4	6.186%		6/11/2035	128	128,265
Banc of America Commercial Mortgage, Inc. 2003-1 A1	3.878%		9/11/2036	45	45,099
Banc of America Commercial Mortgage, Inc. 2005-6 A4	5.367%	#	9/10/2047	100	111,020
Banc of America Commercial Mortgage, Inc. 2006-4 AM	5.675%		7/10/2046	105	101,919

See Notes to Financial Statements.

Schedule of Investments (continued)

INFLATION FOCUSED FUND November 30, 2011

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Banc of America Large Loan, Inc. 2009-FDG A†	5.204%		1/25/2042	$291	$317,628
Banc of America Large Loan, Inc. 2010-RC30 A5A†	5.334%		12/16/2043	350	375,685
Banc of America Re-REMIC Trust 2011 STRP A3†	2.415%		11/17/2039	250	245,278
Banc of America Re-REMIC Trust 2011 STRP A4†	1.501%		5/17/2046	248	245,299
Bear Stearns Commercial Mortgage Securities, Inc. 2007-PW18 A4	5.70%		6/11/2050	480	519,199
Bear Stearns Commercial Mortgage Securities, Inc. 2002-TOP6 A2	6.46%		10/15/2036	71	71,424
Bear Stearns Commercial Mortgage Securities, Inc. 2006-PW12 AAB	5.878%	#	9/11/2038	69	73,190
Bear Stearns Commercial Mortgage Securities, Inc. 2007-PW17 A4	5.694%		6/11/2050	160	173,326
Citigroup Commercial Mortgage Trust 2005-C3 A2	4.639%		5/15/2043	279	280,025
Citigroup Commercial Mortgage Trust 2007-C6 A4	5.885%	#	12/10/2049	300	326,277
Citigroup/Deutsche Bank Commercial Mortgage Trust 2005-CD1 AJ	5.40%	#	7/15/2044	150	131,985
Commercial Mortgage Pass-Through Certificates 2005-C6 A5A	5.116%		6/10/2044	65	71,138
Commercial Mortgage Pass-Through Certificates 2005-C6 A5B	5.167%		6/10/2044	50	52,444
Commercial Mortgage Pass-Through Certificates 2006-C8 A4	5.306%		12/10/2046	870	932,499
Commercial Mortgage Pass-Through Certificates 2006-C8 AM	5.347%		12/10/2046	510	484,353
Commercial Mortgage Pass-Through Certificates 2007-C9 A4	6.007%	#	12/10/2049	415	455,746
Commercial Mortgage Pass-Through Certificates 2007-FL14 AJ†	0.429%	#	6/15/2022	241	223,517
Commercial Mortgage Pass-Through Certificates 2010-C1 A1†	3.156%		7/10/2046	392	402,537
Commercial Mortgage Pass-Through Certificates 2011-THL B†	4.554%		6/9/2028	250	251,251
Credit Suisse Mortgage Capital Certificates 2006-C3 A3	6.011%	#	6/15/2038	670	737,699
Credit Suisse Mortgage Capital Certificates 2006-C4 A3	5.467%		9/15/2039	250	261,824
Credit Suisse Mortgage Capital Certificates 2006-C5 A3	5.311%		12/15/2039	718	759,504
Credit Suisse Mortgage Capital Certificates 2007-C4 A4	5.965%	#	9/15/2039	260	265,481

See Notes to Financial Statements.

Schedule of Investments (continued)

INFLATION FOCUSED FUND November 30, 2011

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Credit Suisse Mortgage Capital Certificates 2008-C1 A3	6.411%	#	2/15/2041	$345	$373,405
CS First Boston Mortgage Securities Corp. 2002-CKP1 A3	6.439%		12/15/2035	179	179,497
CS First Boston Mortgage Securities Corp. 2002-CKS4 A2	5.183%		11/15/2036	49	49,592
CS First Boston Mortgage Securities Corp. 2002-CP3 A3	5.603%		7/15/2035	188	189,658
CS First Boston Mortgage Securities Corp. 2003-C4 A4	5.137%		8/15/2036	150	157,474
CS First Boston Mortgage Securities Corp. 2003-CK2 A4	4.801%		3/15/2036	50	51,532
CS First Boston Mortgage Securities Corp. 2005-C5 A4	5.10%		8/15/2038	400	441,902
CWCapital Cobalt Ltd. 2006-C1 A4	5.223%		8/15/2048	395	416,294
CWCapital Cobalt Ltd. 2007-C2 AMFX	5.526%		4/15/2047	35	28,341
Developers Diversified Realty Corp. 2009-DDR1 A†	3.807%		10/14/2022	239	250,333
Extended Stay America Trust 2010-ESHA B†	4.221%		11/5/2027	100	100,199
GE Capital Commercial Mortgage Corp. 2002-1A A3	6.269%		12/10/2035	63	63,282
GE Capital Commercial Mortgage Corp. 2005-C3 A7A	4.974%		7/10/2045	500	554,283
GMAC Commercial Mortgage Securities, Inc. 2002-C2 A3	5.713%		10/15/2038	26	26,172
GMAC Commercial Mortgage Securities, Inc. 2003-C2 A2	5.635%	#	5/10/2040	500	529,328
Greenwich Capital Commercial Funding Corp. 2002-C1 A4	4.948%		1/11/2035	483	492,165
Greenwich Capital Commercial Funding Corp. 2006-GG7 AM	6.073%	#	7/10/2038	250	248,995
Greenwich Capital Commercial Funding Corp. 2007-GG9 A4	5.444%		3/10/2039	350	370,892
GS Mortgage Securities Corp. II 2005-GG4 AABA	4.68%		7/10/2039	222	225,419
GS Mortgage Securities Corp. II 2006-GG6 A4	5.553%		4/10/2038	445	481,130
GS Mortgage Securities Corp. II 2006-GG6 AM	5.622%		4/10/2038	300	288,457
GS Mortgage Securities Corp. II 2006-GG8 A4	5.56%		11/10/2039	489	527,784
GS Mortgage Securities Corp. II 2006-GG8 AM	5.591%		11/10/2039	400	387,262
GS Mortgage Securities Corp. II 2007-EOP E†	2.669%	#	3/6/2020	340	327,257
GS Mortgage Securities Corp. II 2007-EOP F†	2.843%	#	3/6/2020	155	148,415
GS Mortgage Securities Corp. II 2011-GC3 A2†	3.645%		3/10/2044	600	628,621

See Notes to Financial Statements.

Schedule of Investments (continued)

INFLATION FOCUSED FUND November 30, 2011

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Corp. 2001-CIB3 A3	6.465%		11/15/2035	$3	$3,468
JPMorgan Chase Commercial Mortgage Securities Corp. 2002-C1 A3	5.376%		7/12/2037	109	110,349
JPMorgan Chase Commercial Mortgage Securities Corp. 2004-LN2 A1	4.475%		7/15/2041	234	235,729
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-LDP3 A4A	4.936%		8/15/2042	160	174,738
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-LDP3 AJ	5.144%	#	8/15/2042	60	54,219
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-LDP5 A4	5.373%	#	12/15/2044	470	520,755
JPMorgan Chase Commercial Mortgage Securities Corp. 2006-LDP7 AM	6.072%	#	4/15/2045	340	349,610
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-CB19 A4	5.931%	#	2/12/2049	140	151,666
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-LD11 A2	5.99%	#	6/15/2049	349	353,589
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-LD11 A4	6.005%	#	6/15/2049	491	514,330
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-LD11 AM	6.005%	#	6/15/2049	265	215,594
LB-UBS Commercial Mortgage Trust 2005-C3 A5	4.739%		7/15/2030	680	735,659
LB-UBS Commercial Mortgage Trust 2005-C5 A4	4.954%		9/15/2030	525	573,493
LB-UBS Commercial Mortgage Trust 2005-C7 A4	5.197%		11/15/2030	165	181,353
LB-UBS Commercial Mortgage Trust 2006-C6 AJ	5.452%		9/15/2039	100	75,075
LB-UBS Commercial Mortgage Trust 2006-C7 A3	5.347%		11/15/2038	300	322,868
LB-UBS Commercial Mortgage Trust 2006-C7 AM	5.378%		11/15/2038	200	180,358
LB-UBS Commercial Mortgage Trust 2007-C1 AM	5.455%		2/15/2040	150	144,147
LB-UBS Commercial Mortgage Trust 2 007-C2 A3	5.43%		2/15/2040	580	611,590
Merrill Lynch Floating Trust 2008-LAQA A2†	0.786%	#	7/9/2021	50	44,316
Merrill Lynch Mortgage Trust 2005-CKI1 A4FL	0.498%	#	11/12/2037	575	565,495
Merrill Lynch Mortgage Trust 2005-CKI1 A6	5.391%	#	11/12/2037	410	454,539
Merrill Lynch Mortgage Trust 2005-CKI1 AJ	5.391%	#	11/12/2037	75	65,276
Merrill Lynch Mortgage Trust 2005-LC1 ASB	5.282%		1/12/2044	89	91,737
Merrill Lynch Mortgage Trust 2005-MCP1 A4	4.747%		6/12/2043	100	109,285
Merrill Lynch/Countrywide Commercial Mortgage Trust 2006-1 AJ	5.704%	#	2/12/2039	50	36,774
Merrill Lynch/Countrywide Commercial Mortgage Trust 2007-5 A4	5.378%		8/12/2048	200	206,330

See Notes to Financial Statements.

Schedule of Investments (continued)

INFLATION FOCUSED FUND November 30, 2011

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Capital I 2005-HQ7 AM	5.373%	#	11/14/2042	$25	$25,236
Morgan Stanley Capital I 2007-HQ11 A4	5.447%		2/12/2044	150	160,545
Morgan Stanley Capital I 2007-HQ12 A3	5.783%	#	4/12/2049	400	418,924
Morgan Stanley Capital I 2007-HQ13 A3	5.569%		12/15/2044	343	358,464
Morgan Stanley Capital I 2007-IQ15 A4	6.08%	#	6/11/2049	150	161,170
Morgan Stanley Capital I 2007-IQ16 A4	5.809%		12/12/2049	448	489,307
Morgan Stanley Capital I 2011-C2 A2†	3.476%		6/15/2044	250	258,570
Morgan Stanley Dean Witter Capital I 2001-TOP3 A4	6.39%		7/15/2033	12	11,941
Morgan Stanley Re-REMIC Trust 2010-GG10 A4A†	5.984%	#	8/15/2045	350	387,295
RBSCF Trust 2010-MB1 A2†	3.686%		4/15/2024	700	738,291
RBSCF Trust 2010-RR4 WBCA†	5.509%		4/16/2047	200	218,485
Wachovia Bank Commercial Mortgage Trust 2002-C2 A4	4.98%		11/15/2034	289	295,296
Wachovia Bank Commercial Mortgage Trust 2005-C19 A5	4.661%		5/15/2044	430	435,696
Wachovia Bank Commercial Mortgage Trust 2005-C20 B	5.41%	#	7/15/2042	205	177,312
Wachovia Bank Commercial Mortgage Trust 2005-C21 A4	5.379%	#	10/15/2044	200	219,824
Wachovia Bank Commercial Mortgage Trust 2006-C23 B	5.642%	#	1/15/2045	25	20,445
Wachovia Bank Commercial Mortgage Trust 2006-C24 AM	5.609%		3/15/2045	25	24,279
Wachovia Bank Commercial Mortgage Trust 2006-C27 A3	5.765%		7/15/2045	500	548,960
Wachovia Bank Commercial Mortgage Trust 2006-C27 AM	5.795%		7/15/2045	400	387,684
Wachovia Bank Commercial Mortgage Trust 2006-C28 A4	5.572%		10/15/2048	250	268,360
Wachovia Bank Commercial Mortgage Trust 2006-C28 AM	5.603%		10/15/2048	350	329,277
Wachovia Bank Commercial Mortgage Trust 2007-C32 A3	5.931%	#	6/15/2049	370	384,760
WF-RBS Commercial Mortgage Trust 2011-C2 A2†	3.791%		2/15/2044	440	462,298

Total Non-Agency Commercial Mortgage-Backed Securities (cost $29,936,303)					29,778,880

Total Long-Term Investments (cost $126,106,241)					124,968,250

See Notes to Financial Statements.

Schedule of Investments (continued)

INFLATION FOCUSED FUND November 30, 2011

Investments	Principal Amount (000)	Fair Value
SHORT-TERM INVESTMENT 6.64%

Repurchase Agreement
Repurchase Agreement dated 11/30/2011, 0.01% due 12/1/2011 with Fixed Income Clearing Corp. collateralized by $8,790,000 of Federal Home Loan Bank at 0.875% due 8/22/2012 and $310,000 of Federal Home Loan Bank at 0.049% due 5/18/2012; value: $9,165,770; proceeds: $8,977,948 (cost $8,977,945)	$8,978	$8,977,945

Total Investments in Securities 99.06% (cost $135,084,186)		133,946,195

Cash and Other Assets in Excess of Liabilities(d) 0.94%		1,277,841

Net Assets 100.00%		$135,224,036

PIK	Payment-in-kind.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under the Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at November 30, 2011.
(a)	Security has been fully/partially segregated to cover margin requirements for open futures contracts as of November 30, 2011 (See Note 2(h)).
(b)	Foreign security traded in U.S. dollars.
(c)	Floating Rate Loans in which the Fund invests generally pay interest at rates that are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate shown is the rate(s) in effect at November 30, 2011.
(d)	Cash and Other Assets in Excess of Liabilities include net unrealized appreciation/depreciation on futures contracts and swaps as follows:

Open Futures Contracts at November 30, 2011:

Type	Expiration	Contracts	Position	Market Value	Unrealized Appreciation
U.S. 2-Year Treasury Note	March 2012	87	Long	$19,183,500	$5,278
U.S. 5-Year Treasury Note	March 2012	121	Short	(14,839,516)	1,990

Totals				$4,343,984	$7,268

Open Consumer Price Index (“CPI”) Swaps at November 30, 2011:

Swap Counterparty	Payments Made By The Fund at Termination Date	Payments Received By The Fund at Termination Date	Termination Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)
Bank of America	2.825%	CPI Urban Consumer NSA	7/22/2023	$ 5,000,000	$4,742,400	$(257,600)
Bank of America	2.82%	CPI Urban Consumer NSA	5/4/2020	4,000,000	3,863,344	(136,656)
Bank of America	2.555%	CPI Urban Consumer NSA	7/15/2018	5,000,000	4,885,545	(114,455)
Bank of America	2.42%	CPI Urban Consumer NSA	5/19/2017	15,000,000	14,900,700	(99,300)
Credit Suisse	2.56%	CPI Urban Consumer NSA	6/27/2020	5,000,000	4,896,350	(103,650)
Deutsche Bank	2.7525%	CPI Urban Consumer NSA	8/2/2021	8,000,000	7,662,752	(337,248)

See Notes to Financial Statements.

Schedule of Investments (concluded)

INFLATION FOCUSED FUND November 30, 2011

Open Consumer Price Index (“CPI”) Swaps at November 30, 2011 (continued):

Swap Counterparty	Payments Made By The Fund at Termination Date	Payments Received By The Fund at Termination Date	Termination Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)
Deutsche Bank	2.70%	CPI Urban Consumer NSA	7/11/2019	$ 6,000,000	$5,795,550	$(204,450)
Deutsche Bank	2.6075%	CPI Urban Consumer NSA	6/13/2020	5,000,000	4,884,580	(115,420)
Deutsche Bank	2.59%	CPI Urban Consumer NSA	5/13/2016	12,000,000	11,793,408	(206,592)
Deutsche Bank	2.52%	CPI Urban Consumer NSA	8/8/2021	5,000,000	4,910,900	(89,100)
Deutsche Bank	2.4925%	CPI Urban Consumer NSA	5/16/2016	4,000,000	3,948,560	(51,440)
Deutsche Bank	2.465%	CPI Urban Consumer NSA	11/30/2031	5,000,000	5,045,255	45,255
Deutsche Bank	2.34%	CPI Urban Consumer NSA	6/17/2016	5,000,000	4,943,520	(56,480)
J.P. Morgan Securities, Inc.	2.955%	CPI Urban Consumer NSA	7/5/2026	5,000,000	4,632,575	(367,425)
J.P. Morgan Securities, Inc.	2.815%	CPI Urban Consumer NSA	5/4/2020	4,000,000	3,865,232	(134,768)
J.P. Morgan Securities, Inc.	2.6075%	CPI Urban Consumer NSA	6/3/2020	5,000,000	4,891,885	(108,115)
Morgan Stanley	2.7875%	CPI Urban Consumer NSA	6/8/2026	5,000,000	4,776,500	(223,500)
Morgan Stanley	2.735%	CPI Urban Consumer NSA	5/13/2019	12,000,000	11,676,552	(323,448)
Morgan Stanley	2.265%	CPI Urban Consumer NSA	6/22/2016	5,000,000	4,959,340	(40,660)
UBS Securities, Inc.	2.7175%	CPI Urban Consumer NSA	5/13/2020	12,000,000	11,678,604	(321,396)

Net Unrealized Depreciation on Swaps						$(3,246,448)

See Notes to Financial Statements.

Schedule of Investments

SHORT DURATION INCOME FUND November 30, 2011

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 97.58%

ASSET-BACKED SECURITIES 8.29%

Automobiles 3.41%
Ally Auto Receivables Trust 2011-2 A2	0.67%		10/15/2013	$12,112	$12,112,467
AmeriCredit Automobile Receivables Trust 2010-3 A2	0.77%		12/9/2013	6,050	6,049,858
AmeriCredit Automobile Receivables Trust 2010-3 A3	1.14%		4/8/2015	10,800	10,802,206
AmeriCredit Automobile Receivables Trust 2011-2 A2	0.90%		9/8/2014	20,632	20,622,925
AmeriCredit Automobile Receivables Trust 2011-4 A2	0.92%		3/9/2015	16,500	16,488,437
AmeriCredit Automobile Receivables Trust 2011-5 A2	1.19%		8/8/2015	29,500	29,508,587
Capital Auto Receivables Asset Trust 2008-CPA A1†	1.099%	#	1/15/2013	5,302	5,308,485
CarMax Auto Owner Trust 2010-3 A2	0.75%		9/16/2013	5,878	5,879,707
CarMax Auto Owner Trust 2011-1 A2	0.72%		11/15/2013	5,330	5,331,937
CarMax Auto Owner Trust 2011-3 A2	0.70%		11/17/2014	9,000	8,996,554
CarMax Auto Owner Trust 2011-3 A3	1.07%		6/15/2016	39,700	39,595,541
Chrysler Financial Auto Securitization Trust 2010-A A2	0.69%		1/8/2013	4,828	4,827,755
Chrysler Financial Auto Securitization Trust 2010-A A3	0.91%		8/8/2013	34,000	34,039,613
Ford Credit Auto Lease Trust 2010-B A2†	0.75%		10/15/2012	2,592	2,592,048
Ford Credit Auto Lease Trust 2010-B A3†	0.91%		7/15/2013	48,200	48,236,613
Ford Credit Auto Lease Trust 2011-A A2	0.74%		9/15/2013	25,960	25,948,178
Harley-Davidson Motorcycle Trust 2010-1 A2	0.83%		11/15/2013	7,108	7,107,976
Huntington Auto Trust 2011-1A A2†	0.76%		4/15/2014	20,900	20,892,401
Hyundai Auto Receivables Trust 2010-B A2	0.57%		3/15/2013	6,225	6,225,168
Mercedes-Benz Auto Lease Trust 2011-1A A2†	0.79%		4/15/2013	24,709	24,725,546
Mercedes-Benz Auto Lease Trust 2011-B A3†	1.07%		8/15/2014	32,700	32,710,997
Nissan Auto Lease Trust 2010-B A2	0.90%		5/15/2013	4,206	4,210,422
Nissan Auto Receivables Owner Trust 2010-A A2	0.55%		3/15/2013	7,088	7,088,320
Santander Consumer Acquired Receivables Trust 2011-WO A2†	0.91%		11/15/2013	33,496	33,495,121
Santander Drive Auto Receivables Trust 2010-2 A2	0.95%		8/15/2013	15,644	15,646,309

See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2011

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)
Santander Drive Auto Receivables Trust 2010-A A2†	1.37%		8/15/2013	$10,604	$10,615,284
Santander Drive Auto Receivables Trust 2010-A A3†	1.83%		11/17/2014	47,200	47,439,516
Santander Drive Auto Receivables Trust 2011-1 A2	0.94%		2/18/2014	14,350	14,337,474
Santander Drive Auto Receivables Trust 2011-2 A2	1.04%		4/15/2014	10,000	9,992,338
Santander Drive Auto Receivables Trust 2011-3 A2	1.11%		8/15/2014	10,000	9,994,581
Santander Drive Auto Receivables Trust 2011-3 A3	1.23%		4/15/2015	23,000	22,971,229
Santander Drive Auto Receivables Trust 2011-4 A3	1.64%		9/15/2015	14,000	14,021,231

Total					557,814,824

Credit Cards 2.65%
Cabela’s Master Credit Card Trust 2009-1A A†	2.249%	#	3/16/2015	27,400	27,546,362
Capital One Multi-Asset Execution Trust 2005-A1	0.319%	#	1/15/2015	43,721	43,714,446
Capital One Multi-Asset Execution Trust 2007-A4	0.279%	#	3/16/2015	59,740	59,711,635
Chase Issuance Trust 2005-A6	0.319%	#	7/15/2014	26,191	26,188,067
Citibank Credit Card Issuance Trust 2009-A1	1.999%	#	3/17/2014	34,465	34,633,417
Citibank Omni Master Trust 2009-A14A†	2.998%	#	8/15/2018	52,200	54,847,532
Citibank Omni Master Trust 2009-A8†	2.348%	#	5/16/2016	15,447	15,567,153
Discover Card Master Trust 2009-A1	1.549%	#	12/15/2014	27,180	27,370,744
Discover Card Master Trust 2009-A2 A	1.549%	#	2/17/2015	5,200	5,245,297
GE Capital Credit Card Master Note Trust 2009-1 A	2.349%	#	4/15/2015	58,180	58,626,095
Nordstrom Private Label Credit Card Master Note Trust 2007-2A A†	0.309%	#	5/15/2015	43,520	43,492,804
World Financial Network Credit Card Master Trust 2006-A†	0.379%	#	2/15/2017	35,400	35,059,208

Total					432,002,760

Home Equity 0.00%
Option One Mortgage Loan Trust 2007-FXD2 2A1	5.90%		3/25/2037	274	261,666

See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2011

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other 2.23%
Illinois Student Assistance Commission 2010-1 A1	0.898%	#	4/25/2017	$10,118	$10,054,959
Nelnet Student Loan Trust 2010-3A A†	1.198%	#	7/27/2048	13,388	13,348,853
Nelnet Student Loan Trust 2010-4A A†	1.057%	#	4/25/2046	27,863	27,892,175
Pennsylvania Higher Education Assistance Agency 2005-1 A1	0.448%	#	7/25/2016	2,360	2,357,926
Pennsylvania Higher Education Assistance Agency 2009-2 A1	1.018%	#	4/25/2019	6,547	6,551,445
SLM Student Loan Trust 2004-1 A2	0.558%	#	7/25/2018	3,295	3,292,284
SLM Student Loan Trust 2004-2 A4	0.548%	#	10/25/2019	6,519	6,483,472
SLM Student Loan Trust 2005-3 A3	0.448%	#	7/25/2016	729	729,023
SLM Student Loan Trust 2006-2 A4	0.508%	#	10/25/2022	24,272	24,078,259
SLM Student Loan Trust 2007-2 A2	0.418%	#	7/25/2017	34,177	33,888,026
SLM Student Loan Trust 2007-6 A2(a)	0.668%	#	1/25/2019	24,000	23,914,915
SLM Student Loan Trust 2007-7 A2	0.618%	#	1/25/2016	17,022	16,961,760
SLM Student Loan Trust 2008-3 A1	0.918%	#	1/25/2014	3,405	3,408,900
SLM Student Loan Trust 2008-7 A1	0.818%	#	10/27/2014	146	146,063
SLM Student Loan Trust 2008-8 A1	0.918%	#	10/27/2014	599	598,887
SLM Student Loan Trust 2010-A 2A†	3.499%	#	5/16/2044	15,854	16,272,440
SLM Student Loan Trust 2010-B A1†	2.169%	#	8/15/2016	5,929	5,925,797
SLM Student Loan Trust 2010-C A1†	1.898%	#	12/15/2017	33,827	33,938,082
SLM Student Loan Trust 2011-1 A1	0.777%	#	3/25/2026	36,767	36,855,466
SLM Student Loan Trust 2011-A A1†	1.249%	#	10/15/2024	35,743	35,590,863
SLM Student Loan Trust 2011-B A1†	1.099%	#	12/16/2024	46,718	46,401,688
SLM Student Loan Trust 2011-C A1†	1.659%	#	12/15/2023	16,000	16,000,000

Total					364,691,283

Total Asset-Backed Securities (cost $1,356,321,159)					1,354,770,533

CORPORATE BONDS 52.36%

Aerospace/Defense 0.11%
L-3 Communications Corp.	6.375%		10/15/2015	17,061	17,466,199

Air Transportation 0.52%
Continental Airlines, Inc.	7.461%		4/1/2015	7,361	7,296,063
Delta Air Lines, Inc.	4.95%		5/23/2019	4,766	4,766,089
Delta Air Lines, Inc.	6.20%		7/2/2018	13,913	14,469,695
Qantas Airways Ltd. (Australia)†(b)	6.05%		4/15/2016	15,500	16,529,820

See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Air Transportation (continued)
Southwest Airlines Co.†	10.50%	12/15/2011	$37,825	$37,914,759
United Airlines, Inc.	9.75%	1/15/2017	3,980	4,357,887

Total				85,334,313

Apparel 0.01%
Texhong Textile Group Ltd. (Hong Kong)†(b)	7.625%	1/19/2016	2,500	1,825,000

Auto Parts: Original Equipment 0.13%
Hertz Corp. (The)	7.50%	10/15/2018	2,840	2,861,300
International Automotive Components Group SL (Spain)†(b)	9.125%	6/1/2018	2,900	2,769,500
Stanadyne Corp.	10.00%	8/15/2014	9,365	8,522,150
Stanadyne Holdings, Inc.	12.00%	2/15/2015	6,930	6,600,825

Total				20,753,775

Auto Trucks & Parts 0.00%
Commercial Vehicle Group, Inc.†	7.875%	4/15/2019	475	453,625

Auto: Replacement Parts 0.04%
PEP Boys-Manny Moe & Jack	7.50%	12/15/2014	5,940	6,036,525

Automotive 0.08%
B-Corp Merger Sub, Inc.†	8.25%	6/1/2019	2,975	2,722,125
Cooper-Standard Automotive, Inc.	8.50%	5/1/2018	2,164	2,283,020
Kia Motors Corp. (South Korea)†(b)	3.625%	6/14/2016	4,300	4,202,665
Tenneco, Inc.	7.75%	8/15/2018	725	739,500
Tenneco, Inc.	8.125%	11/15/2015	3,000	3,105,000

Total				13,052,310

Banks: Diversified 6.29%
Associated Banc-Corp.	5.125%	3/28/2016	48,208	48,856,783
Banco do Brasil SA	3.875%	1/23/2017	24,800	24,555,026
Banco Industrial e Comercial SA (Brazil)†(b)	6.25%	1/20/2013	709	716,090
BanColombia SA (Colombia)(b)	4.25%	1/12/2016	4,969	4,981,423
Bank of America Corp.	7.375%	5/15/2014	77,110	77,722,408
Bank of Nova Scotia (Canada)†(b)	1.45%	7/26/2013	68,210	68,656,775
Barclays Bank plc (United Kingdom)†(b)	2.50%	9/21/2015	1,780	1,745,924
BBVA Bancomer SA†	4.50%	3/10/2016	3,525	3,489,750
CIT Group, Inc.†	7.00%	5/2/2017	2,390	2,357,138

See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Banks: Diversified (continued)
Citigroup, Inc.	4.587%	12/15/2015	$24,675	$24,744,830
Citigroup, Inc.	5.50%	8/27/2012	48,150	48,753,368
Citigroup, Inc.	6.00%	12/13/2013	14,900	15,429,531
Citigroup, Inc.	6.50%	8/19/2013	26,600	27,693,207
Commonwealth Bank of Australia (Australia)†(b)	2.70%	11/25/2014	33,310	35,053,345
DnB NOR Boligkreditt AS (Norway)†(b)	2.10%	10/14/2015	65,290	66,201,187
Fifth Third Bank	4.75%	2/1/2015	5,817	6,009,514
Finansbank AS (Turkey)†(b)	5.50%	5/11/2016	4,900	4,336,500
First Citizens St. Lucia Ltd. (Saint Lucia)†(b)	4.903%	2/9/2016	2,125	2,189,048
First Midwest Bancorp, Inc.	5.875%	11/22/2016	14,875	14,733,687
Goldman Sachs Group, Inc. (The)	3.625%	2/7/2016	11,955	11,265,244
Goldman Sachs Group, Inc. (The)	3.70%	8/1/2015	47,865	46,226,964
Goldman Sachs Group, Inc. (The)	5.35%	1/15/2016	5,945	6,036,785
Goldman Sachs Group, Inc. (The)	5.75%	10/1/2016	6,375	6,500,830
Goldman Sachs Group, Inc. (The)	6.00%	5/1/2014	9,350	9,594,502
HSBC Bank Brasil SA–Banco Multiplo (Brazil)†(b)	4.00%	5/11/2016	8,775	8,709,187
HSBC Bank USA	4.625%	4/1/2014	23,650	24,342,377
JPMorgan Chase & Co.	3.15%	7/5/2016	6,980	6,883,341
JPMorgan Chase & Co.	3.45%	3/1/2016	43,221	42,917,891
JPMorgan Chase & Co.	3.70%	1/20/2015	24,700	25,219,614
Morgan Stanley	5.375%	10/15/2015	33,900	32,248,460
Morgan Stanley	6.00%	5/13/2014	29,411	29,259,327
Morgan Stanley	6.00%	4/28/2015	38,700	37,681,687
National Agricultural Cooperative Federation (South Korea)†(b)	3.50%	2/8/2017	2,300	2,226,428
Nordea Eiendomskreditt AS (Norway)†(b)	1.875%	4/7/2014	32,070	32,288,397
Provident Funding Associates LP/PFG Finance Corp.†	10.125%	2/15/2019	360	293,400
Regions Financial Corp.	7.75%	11/10/2014	5,000	5,112,500
Sparebank 1 Boligkreditt AS (Norway)†(b)	2.625%	5/27/2016	61,960	63,399,145
SunTrust Banks, Inc.	3.60%	4/15/2016	10,000	10,040,210
Toronto-Dominion Bank (The) (Canada)†(b)	1.625%	9/14/2016	65,470	64,271,375
Wells Fargo Bank, NA	4.75%	2/9/2015	12,750	13,445,168
Westpac Banking Corp. (Australia)†(b)	2.90%	9/10/2014	67,570	71,387,164

Total				1,027,575,530

Banks: Money Center 0.38%
1Malaysia Sukuk Global Berhad (Malaysia)†(b)	3.928%	6/4/2015	13,575	14,101,982

See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2011

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Banks: Money Center (continued)
Bank of New York Mellon Corp. (The)	2.40%		1/17/2017	$13,875	$13,855,894
Caribbean Development Bank†	0.706%	#	7/19/2013	3,800	3,800,787
Export-Import Bank of Korea (South Korea)(b)	3.75%		10/20/2016	6,675	6,706,980
Zions Bancorporation	7.75%		9/23/2014	21,940	23,298,678

Total					61,764,321

Beverages 0.22%
Bacardi Ltd.†	7.45%		4/1/2014	17,645	19,987,003
FBG Finance Ltd. (Australia)†(b)	5.125%		6/15/2015	12,395	13,525,176
Foster’s Finance Corp.†	4.875%		10/1/2014	1,900	2,034,944

Total					35,547,123

Biotechnology Research & Production 0.46%
Amgen, Inc.	2.50%		11/15/2016	19,850	19,595,543
Bio-Rad Laboratories, Inc.	8.00%		9/15/2016	27,680	30,448,000
Life Technologies Corp.	3.375%		3/1/2013	18,090	18,476,077
Life Technologies Corp.	4.40%		3/1/2015	5,796	6,044,625

Total					74,564,245

Broadcasting 0.12%
Cox Communications, Inc.	7.125%		10/1/2012	8,346	8,778,690
Fisher Communications, Inc.	8.625%		9/15/2014	1,260	1,286,775
Salem Communications Corp.	9.625%		12/15/2016	2,809	2,949,450
Scripps Networks Interactive, Inc.	2.70%		12/15/2016	6,950	6,892,086

Total					19,907,001

Brokers 0.10%
E*Trade Financial Corp.	6.75%		6/1/2016	4,700	4,606,000
Raymond James Financial, Inc.	4.25%		4/15/2016	7,240	7,502,392
Raymond James Financial, Inc.	8.60%		8/15/2019	3,300	3,902,280

Total					16,010,672

Building Materials 0.09%
Associated Materials LLC	9.125%		11/1/2017	9,380	7,984,725
Owens Corning, Inc.	6.50%		12/1/2016	6,500	6,917,228

Total					14,901,953

See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Business Services 0.54%
Board of Trustees of The Leland Stanford Junior University (The)	3.625%	5/1/2014	$52,426	$56,110,028
Great Lakes Dredge & Dock Corp.	7.375%	2/1/2019	5,300	5,154,250
Seminole Indian Tribe of Florida†	5.798%	10/1/2013	11,000	11,050,259
Seminole Indian Tribe of Florida†	7.75%	10/1/2017	1,395	1,443,825
StoneMor Operating LLC/Cornerstone Family Services/Osiris Holdings	10.25%	12/1/2017	14,833	14,406,551

Total				88,164,913

Cable Services 0.35%
Historic TW, Inc.	9.125%	1/15/2013	10,669	11,528,367
Insight Communications Co., Inc.†	9.375%	7/15/2018	37,285	42,365,081
TCI Communications, Inc.	8.75%	8/1/2015	2,985	3,646,894

Total				57,540,342

Chemicals 1.54%
Airgas, Inc.	2.85%	10/1/2013	8,110	8,286,976
Airgas, Inc.	7.125%	10/1/2018	40,762	43,572,458
Chemtura Corp.	7.875%	9/1/2018	1,925	1,977,938
Dow Chemical Co. (The)	5.90%	2/15/2015	52,186	57,803,927
Incitec Pivot Ltd. (Australia)†(b)	4.00%	12/7/2015	11,970	12,201,284
INEOS Group Holdings Ltd. (United Kingdom)†(b)	8.50%	2/15/2016	4,405	3,457,925
Lyondell Chemical Co.	11.00%	5/1/2018	22,627	24,493,754
Methanex Corp. (Canada)(b)	6.00%	8/15/2015	15,767	15,994,817
Methanex Corp. (Canada)(b)	8.75%	8/15/2012	16,603	17,095,130
Momentive Performance Materials Holdings, Inc.	11.50%	12/1/2016	10,040	7,228,800
Nalco Co.	8.25%	5/15/2017	23,225	26,070,063
Phibro Animal Health Corp.†	9.25%	7/1/2018	8,000	7,060,000
Rockwood Specialties Group, Inc.	7.50%	11/15/2014	1,719	1,751,231
Westlake Chemical Corp.	6.625%	1/15/2016	9,262	9,424,085
Yara International ASA (Norway)†(b)	5.25%	12/15/2014	14,110	15,250,483

Total				251,668,871

Coal 0.06%
Peabody Energy Corp.†	6.00%	11/15/2018	7,800	7,829,250
SunCoke Energy, Inc.†	7.625%	8/1/2019	2,175	2,142,375

Total				9,971,625

See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Communications & Media 0.08%
Digicel Ltd. (Jamaica)†(b)	12.00%	4/1/2014	$11,525	$12,821,562

Communications Services 0.14%
Avaya, Inc.	9.75%	11/1/2015	11,060	8,709,750
Avaya, Inc. PIK	10.125%	11/1/2015	18,225	14,488,875

Total				23,198,625

Communications Technology 0.03%
Motorola Solutions, Inc.	5.375%	11/15/2012	4,375	4,511,198

Computer Hardware 0.36%
Hewlett-Packard Co.	2.35%	3/15/2015	25,000	25,340,400
Seagate Technology International†	10.00%	5/1/2014	29,530	33,664,200

Total				59,004,600

Computer Software 0.37%
Audatex North America, Inc.†	6.75%	6/15/2018	2,075	2,100,938
Intuit, Inc.	5.40%	3/15/2012	750	758,408
SunGard Data Systems, Inc.	10.25%	8/15/2015	56,181	58,147,335

Total				61,006,681

Consumer Products 0.09%
Scotts Miracle-Gro Co. (The)	7.25%	1/15/2018	14,462	15,112,790

Containers 0.69%
ARD Finance SA (Luxembourg) PIK†(b)	11.125%	6/1/2018	800	700,867
Ball Corp.	6.625%	3/15/2018	5,502	5,667,060
Crown Americas LLC/Crown Americas Capital Corp. II	7.625%	5/15/2017	20,416	22,406,560
Rock-Tenn Co.	5.625%	3/15/2013	19,663	20,326,626
Rock-Tenn Co.	9.25%	3/15/2016	35,097	37,378,305
Sealed Air Corp.†	5.625%	7/15/2013	4,555	4,742,416
Sealed Air Corp.	7.875%	6/15/2017	14,850	15,536,768
Sealed Air Corp.†	8.125%	9/15/2019	5,350	5,697,750

Total				112,456,352

Diversified 0.08%
Ingersoll-Rand Global Holding Co., Ltd.	9.50%	4/15/2014	10,985	12,829,931

See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Diversified Materials & Processing 0.13%
Kilroy Realty LP	5.00%	11/3/2015	$20,856	$21,391,478

Drugs 0.27%
Aristotle Holding, Inc.†	2.75%	11/21/2014	23,925	24,188,151
Celgene Corp.	2.45%	10/15/2015	12,580	12,799,056
Valeant Pharmaceuticals International†	6.50%	7/15/2016	6,900	6,710,250

Total				43,697,457

Electric: Power 2.54%
AES Andres Dominicana/Itabo Dominicana (Dominican Republic)†(b)	9.50%	11/12/2020	1,800	1,813,500
AES Red Oak LLC	8.54%	11/30/2019	22,465	23,251,511
Black Hills Corp.	6.50%	5/15/2013	5,750	6,097,076
Black Hills Corp.	9.00%	5/15/2014	9,427	10,783,197
CE Generation LLC	7.416%	12/15/2018	27,852	29,314,267
DPL, Inc.†	6.50%	10/15/2016	14,000	14,560,000
Duquesne Light Holdings, Inc.	5.50%	8/15/2015	49,759	51,725,277
EGE Haina Finance Co. (Dominican Republic)†(b)	9.50%	4/26/2017	1,000	1,035,000
Elwood Energy LLC	8.159%	7/5/2026	8,397	8,260,942
Empresa de Energia de Bogota SA (Colombia)†(b)	6.125%	11/10/2021	2,825	2,895,625
Entergy Mississippi, Inc.	3.25%	6/1/2016	10,900	11,069,124
FPL Energy Virginia Funding Corp.†	7.52%	6/30/2019	26,484	28,610,285
Iberdrola International BV (Netherlands)(b)	6.75%	6/15/2012	4,906	5,033,507
Indiantown Cogeneration LP	9.77%	12/15/2020	27,696	28,671,741
KCP&L Greater Missouri Operations Co.	11.875%	7/1/2012	65,904	69,752,266
LG&E and KU Energy LLC	2.125%	11/15/2015	15,740	15,444,497
Mirant Mid-Atlantic Pass Through Trust	8.625%	6/30/2012	4,929	4,978,777
Nevada Power Co.	7.375%	1/15/2014	3,000	3,324,165
North American Energy Alliance LLC/North American Energy Alliance Finance Corp.	10.875%	6/1/2016	27,245	29,015,925
Pedernales Electric Cooperative, Inc.†	4.093%	11/15/2012	699	703,549
Pepco Holdings, Inc.	2.70%	10/1/2015	9,675	9,752,332
PNM Resources, Inc.	9.25%	5/15/2015	7,652	8,512,850
PPL WEM Holdings plc (United Kingdom)†(b)	3.90%	5/1/2016	15,000	15,286,230
Reliant Energy Mid-Atlantic Power Holdings LLC	9.237%	7/2/2017	2,228	2,183,531
Scottish Power Ltd. (United Kingdom)(b)	5.375%	3/15/2015	6,780	7,228,755
Trans-Allegheny Interstate Line Co.†	4.00%	1/15/2015	24,839	26,077,175

Total				415,381,104

See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electrical Equipment 0.25%
Amphenol Corp.	4.75%	11/15/2014	$25,815	$27,633,512
Public Service Co. of New Mexico	7.95%	5/15/2018	10,796	12,664,755
STATS ChipPAC Ltd. (Singapore)†(b)	7.50%	8/12/2015	1,300	1,345,500

Total				41,643,767

Electrical: Household 0.09%
WireCo WorldGroup, Inc.†	10.00%	5/15/2017	14,300	14,657,500

Electronics 0.15%
FLIR Systems, Inc.	3.75%	9/1/2016	24,750	24,664,612

Electronics: Semi-Conductors/Components 0.28%
Agilent Technologies, Inc.	2.50%	7/15/2013	6,750	6,818,296
Agilent Technologies, Inc.	4.45%	9/14/2012	2,324	2,374,986
Agilent Technologies, Inc.	5.50%	9/14/2015	10,000	10,893,340
Freescale Semiconductor, Inc.	10.125%	12/15/2016	9,500	9,927,500
National Semiconductor Corp.	3.95%	4/15/2015	14,458	15,600,298

Total				45,614,420

Energy Equipment & Services 0.91%
Energy Transfer Partners LP	5.65%	8/1/2012	28,904	29,621,571
Energy Transfer Partners LP	5.95%	2/1/2015	45,268	49,216,728
Energy Transfer Partners LP	6.00%	7/1/2013	34,586	36,517,663
Energy Transfer Partners LP	8.50%	4/15/2014	490	555,005
Gazprom OAO via RBS AG (Germany)†(b)	9.625%	3/1/2013	5,870	6,310,250
NRG Energy, Inc.	7.375%	1/15/2017	2,725	2,847,625
Weatherford International, Inc.	5.95%	6/15/2012	22,915	23,409,368

Total				148,478,210

Engineering & Contracting Services 0.15%
American Residential Services LLC†	12.00%	4/15/2015	4,100	4,100,000
New Enterprise Stone & Lime Co., Inc.	11.00%	9/1/2018	24,973	19,915,967

Total				24,015,967

Entertainment 0.61%
Midwest Gaming Borrower LLC/Midwest Finance Corp.†	11.625%	4/15/2016	8,800	9,482,000
Production Resource Group LLC†	8.875%	5/1/2019	5,225	4,650,250
Snoqualmie Entertainment Authority†	9.125%	2/1/2015	13,242	12,844,740

See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2011

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Entertainment (continued)
Universal City Development Partners Ltd./UCDP Finance, Inc.	8.875%		11/15/2015	$51,240	$57,196,650
Universal City Development Partners Ltd./UCDP Finance, Inc.	10.875%		11/15/2016	12,847	15,673,340

Total					99,846,980

Environmental Services 0.16%
Casella Waste Systems, Inc.	11.00%		7/15/2014	23,505	25,502,925
WCA Waste Corp.†	7.50%		6/15/2019	1,360	1,319,200

Total					26,822,125

Financial Services 3.65%
American Express Credit Corp.	2.80%		9/19/2016	9,770	9,679,315
American Express Credit Corp.	7.30%		8/20/2013	33,650	36,333,554
Aon Corp.	3.125%		5/27/2016	9,900	9,939,471
Aon Corp.	3.50%		9/30/2015	12,000	12,267,372
Astoria Depositor Corp.†	7.902%		5/1/2021	15,671	13,790,817
Banco Bradesco SA†	2.561%	#	5/16/2014	7,800	7,691,705
EDP Finance BV (Netherlands)†(b)	5.375%		11/2/2012	33,900	33,373,024
EDP Finance BV (Netherlands)†(b)	6.00%		2/2/2018	6,500	5,313,782
ERAC USA Finance LLC†	2.25%		1/10/2014	11,555	11,524,564
ERAC USA Finance LLC†	5.80%		10/15/2012	19,858	20,479,953
FMR LLC†	4.75%		3/1/2013	9,645	9,907,884
Fresenius U.S. Finance II, Inc.†	9.00%		7/15/2015	9,500	10,616,250
General Electric Capital Corp.	4.375%		9/21/2015	48,325	51,767,093
General Electric Capital Corp.	5.50%		6/4/2014	10,986	11,883,688
General Electric Capital Corp.	5.625%		9/15/2017	18,000	19,787,526
General Electric Capital Corp.	5.65%		6/9/2014	27,550	29,689,202
General Electric Capital Corp.	5.90%		5/13/2014	31,839	34,801,460
General Electric Capital Corp.	6.90%		9/15/2015	5,000	5,621,020
Hyundai Capital America†	3.75%		4/6/2016	3,750	3,748,538
Hyundai Capital Services, Inc. (South Korea)†(b)	4.375%		7/27/2016	3,350	3,405,603
IPIC GMTN Ltd.†	3.75%		3/1/2017	13,500	13,432,500
Marsh & McLennan Cos., Inc.	5.375%		7/15/2014	3,700	3,991,967
Merrill Lynch & Co., Inc.	6.05%		8/15/2012	52,300	52,781,997
MU Finance plc (United Kingdom)†(b)	8.375%		2/1/2017	12,953	13,600,650
Prudential Financial, Inc.	4.75%		4/1/2014	14,800	15,524,327
Prudential Financial, Inc.	6.20%		1/15/2015	4,875	5,308,943

See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2011

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Financial Services (continued)
Salton Sea Funding Corp.	7.475%		11/30/2018	$2,169	$2,385,367
SteelRiver Transmission Co. LLC†	4.71%		6/30/2017	23,491	24,021,859
TD Ameritrade Holding Corp.	4.15%		12/1/2014	21,489	22,743,979
Woodside Finance Ltd. (Australia)†(b)	4.50%		11/10/2014	39,788	42,123,198
Woodside Finance Ltd. (Australia)†(b)	5.00%		11/15/2013	3,350	3,525,644
Woodside Finance Ltd. (Australia)†(b)	8.125%		3/1/2014	48,973	55,145,802

Total					596,208,054

Financial: Miscellaneous 1.25%
Compagnie de Financement Foncier (France)†(b)	1.625%		7/23/2012	42,800	42,827,520
Compagnie de Financement Foncier (France)†(b)	2.125%		4/22/2013	42,000	41,855,478
Ford Motor Credit Co. LLC	3.875%		1/15/2015	24,800	24,334,727
Ford Motor Credit Co. LLC	8.70%		10/1/2014	12,700	13,915,098
Ford Motor Credit Co. LLC	12.00%		5/15/2015	9,925	12,153,262
NASDAQ OMX Group, Inc. (The)	4.00%		1/15/2015	13,301	13,701,334
SLM Corp.	5.125%		8/27/2012	3,450	3,451,384
SLM Corp.	5.375%		1/15/2013	6,117	6,207,311
SLM Corp.	6.25%		1/25/2016	46,425	44,183,415
Turkiye Garanti Bankasi AS (Turkey)†(b)	2.909%	#	4/20/2016	2,500	2,256,250

Total					204,885,779

Food 0.92%
CCL Finance Ltd.†	9.50%		8/15/2014	8,359	9,487,465
Corporacion Pesquera Inca SAC (Peru)†(b)	9.00%		2/10/2017	7,700	7,873,250
FAGE Dairy Industry SA/FAGE USA Dairy Industry, Inc.†	9.875%		2/1/2020	13,388	11,614,090
JBS USA LLC/JBS USA Finance, Inc.	11.625%		5/1/2014	3,900	4,348,500
Southern States Cooperative, Inc.†	11.25%		5/15/2015	14,563	15,036,298
Tesco plc (United Kingdom)†(b)	2.00%		12/5/2014	1,650	1,656,565
Tyson Foods, Inc.	6.85%		4/1/2016	12,765	14,057,456
Tyson Foods, Inc.	10.50%		3/1/2014	39,211	45,386,732
Wm. Wrigley Jr. Co.†	3.70%		6/30/2014	38,865	40,152,559

Total					149,612,915

Gaming 0.29%
CCM Merger, Inc.†	8.00%		8/1/2013	29,450	27,756,625
Downstream Development Authority of the Quapaw Tribe of Oklahoma†	10.50%		7/1/2019	18,200	17,290,000

See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Gaming (continued)
Isle of Capri Casinos, Inc.	7.00%	3/1/2014	$2,985	$2,776,050

Total				47,822,675

Health Care Products 0.56%
Bausch & Lomb, Inc.	9.875%	11/1/2015	12,501	13,094,797
Biomet, Inc.	11.625%	10/15/2017	37,620	40,441,500
Boston Scientific Corp.	6.25%	11/15/2015	9,900	10,941,163
Hanger Orthopedic Group, Inc.	7.125%	11/15/2018	550	553,438
HCA, Inc.	8.50%	4/15/2019	24,635	26,728,975

Total				91,759,873

Health Care Services 0.34%
Centene Corp.	5.75%	6/1/2017	12,250	12,005,000
Fresenius Medical Care US Finance, Inc.†	6.50%	9/15/2018	1,750	1,824,375
Kindred Healthcare, Inc.	8.25%	6/1/2019	12,075	10,082,625
Omega Healthcare Investors, Inc.	7.00%	1/15/2016	30,675	31,365,187

Total				55,277,187

Hospital Management 0.07%
Universal Health Services, Inc.	7.125%	6/30/2016	11,434	12,291,550

Household Equipment/Products 0.08%
American Standard Americas†	10.75%	1/15/2016	5,875	3,906,875
Libbey Glass, Inc.	10.00%	2/15/2015	7,892	8,444,440

Total				12,351,315

Household Furnishings 0.29%
Sealy Mattress Co.†	10.875%	4/15/2016	2,204	2,413,380
Simmons Bedding Co.†	11.25%	7/15/2015	15,164	15,732,650
Whirlpool Corp.	8.60%	5/1/2014	26,371	29,535,441

Total				47,681,471

Industrial Products 0.03%
Hyundai Steel Co. (South Korea)†(b)	4.625%	4/21/2016	5,500	5,608,597

Insurance 1.05%
ACE INA Holdings, Inc.	2.60%	11/23/2015	3,165	3,203,309
ACE INA Holdings, Inc.	5.60%	5/15/2015	9,739	10,864,293
Aflac, Inc.	3.45%	8/15/2015	29,365	30,207,746
American International Group, Inc.	4.875%	9/15/2016	8,200	7,682,047

See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Insurance (continued)
Fidelity National Financial, Inc.	6.60%	5/15/2017	$11,750	$12,407,565
Liberty Mutual Group, Inc.†	5.75%	3/15/2014	22,472	23,173,216
Liberty Mutual Group, Inc.†	6.70%	8/15/2016	14,025	14,926,541
Liberty Mutual Group, Inc.†	7.25%	9/1/2012	11,235	11,620,619
Lincoln National Corp.	5.65%	8/27/2012	982	1,008,599
Markel Corp.	6.80%	2/15/2013	5,000	5,201,255
MetLife, Inc.	5.00%	6/15/2015	17,500	18,999,855
Willis Group Holdings plc (United Kingdom)(b)	4.125%	3/15/2016	7,000	7,122,213
Willis North America, Inc.	5.625%	7/15/2015	23,095	24,641,072

Total				171,058,330

Investment Management Companies 0.29%
Constellation Enterprises LLC†	10.625%	2/1/2016	1,000	955,000
Lazard Group LLC	7.125%	5/15/2015	39,284	42,246,996
Offshore Group Investment Ltd.	11.50%	8/1/2015	3,960	4,266,900

Total				47,468,896

Jewelry, Watches & Gemstones 0.04%
ALROSA Finance SA (Luxembourg)†(b)	8.875%	11/17/2014	5,900	6,445,750

Leasing 0.17%
International Lease Finance Corp.	5.75%	5/15/2016	18,500	16,762,795
International Lease Finance Corp.†	6.50%	9/1/2014	5,000	5,075,000
International Lease Finance Corp.	8.625%	9/15/2015	5,225	5,231,531

Total				27,069,326

Leisure 0.03%
Easton-Bell Sports, Inc.	9.75%	12/1/2016	4,145	4,466,237

Lodging 0.42%
Hyatt Hotels Corp.	3.875%	8/15/2016	12,010	12,159,585
Hyatt Hotels Corp.†	5.75%	8/15/2015	2,452	2,621,401
Marina District Finance Co., Inc.	9.875%	8/15/2018	13,000	11,667,500
Sugarhouse HSP Gaming Prop. Mezz. LP/Sugarhouse HSP Gaming Finance Corp.†	8.625%	4/15/2016	4,385	4,527,512
Wyndham Worldwide Corp.	9.875%	5/1/2014	32,706	37,173,705

Total				68,149,703

See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Machinery: Agricultural 0.25%
American Rock Salt Co. LLC/American Rock Capital Corp.†	8.25%	5/1/2018	$12,210	$11,355,300
Lorillard Tobacco Co.	3.50%	8/4/2016	24,869	24,997,025
Universal Corp.	5.20%	10/15/2013	2,475	2,589,756
Virgolino de Oliveira Finance Ltd.†	10.50%	1/28/2018	2,000	1,930,000

Total				40,872,081

Machinery: Industrial/Specialty 0.28%
CPM Holdings, Inc.	10.625%	9/1/2014	13,884	14,838,525
Dematic SA (Luxembourg)†(b)	8.75%	5/1/2016	4,375	4,265,625
SPX Corp.	7.625%	12/15/2014	10,500	11,379,375
Xylem, Inc.†	3.55%	9/20/2016	15,000	15,413,160

Total				45,896,685

Machinery: Oil Well Equipment & Services 0.14%
Boart Longyear Management Pty Ltd. (Australia)†(b)	7.00%	4/1/2021	2,950	2,935,250
National Oilwell Varco, Inc.	6.125%	8/15/2015	16,320	16,706,327
Ormat Funding Corp.	8.25%	12/30/2020	2,936	2,730,801

Total				22,372,378

Manufacturing 0.13%
Smiths Group plc (United Kingdom)†(b)	6.05%	5/15/2014	19,001	20,512,511

Materials & Commodities 0.17%
RBS Global, Inc./Rexnord LLC	11.75%	8/1/2016	27,304	28,532,680

Media 1.58%
DirecTV Holdings LLC/DirecTV Financing Co., Inc.	7.625%	5/15/2016	142,649	152,242,716
Discovery Communications LLC	3.70%	6/1/2015	4,975	5,210,795
NET Servicos de Comunicacao SA (Brazil)(b)	7.50%	1/27/2020	3,100	3,549,500
Nielsen Finance LLC/Nielsen Finance Co.	11.625%	2/1/2014	3,243	3,713,235
TCM Sub LLC†	3.55%	1/15/2015	7,153	7,501,387
Time Warner Entertainment Co. LP	10.15%	5/1/2012	700	724,903
Videotron Ltee (Canada)(b)	6.375%	12/15/2015	1,500	1,526,250
Videotron Ltee (Canada)(b)	6.875%	1/15/2014	8,167	8,238,461
Virgin Media Secured Finance plc (United Kingdom)(b)	6.50%	1/15/2018	64,270	68,126,200

See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Media (continued)
Vivendi SA (France)†(b)	5.75%	4/4/2013	$7,650	$8,000,936

Total				258,834,383

Metal Fabricating 0.38%
Timken Co.	6.00%	9/15/2014	16,795	18,214,765
Xstrata Canada Corp. (Canada)(b)	7.25%	7/15/2012	31,595	32,714,506
Xstrata Canada Corp. (Canada)(b)	7.35%	6/5/2012	11,235	11,575,937

Total				62,505,208

Metals & Minerals: Miscellaneous 3.43%
Anglo American Capital plc (United Kingdom)†(b)	2.15%	9/27/2013	13,135	13,129,024
Anglo American Capital plc (United Kingdom)†(b)	9.375%	4/8/2014	82,571	95,066,552
Anglo American Capital plc (United Kingdom)†(b)	9.375%	4/8/2019	58,694	75,369,024
Compass Minerals International, Inc.	8.00%	6/1/2019	10,673	11,313,380
FMG Resources (August 2006) Pty Ltd. (Australia)†(b)	8.25%	11/1/2019	13,000	12,821,250
Freeport-McMoRan Copper & Gold, Inc.	8.375%	4/1/2017	140,006	149,091,129
Quadra FNX Mining Ltd. (Canada)†(b)	7.75%	6/15/2019	11,450	11,249,625
Rain CII Carbon LLC/CII Carbon Corp.†	8.00%	12/1/2018	8,500	8,446,875
Rio Tinto Finance USA Ltd. (Australia)(b)	8.95%	5/1/2014	14,778	17,295,137
Taseko Mines Ltd. (Canada)(b)	7.75%	4/15/2019	1,100	1,001,000
Teck Resources Ltd. (Canada)(b)	10.25%	5/15/2016	67,780	79,289,993
Teck Resources Ltd. (Canada)(b)	10.75%	5/15/2019	69,754	85,912,444

Total				559,985,433

Natural Gas 0.30%
Florida Gas Transmission Co. LLC†	4.00%	7/15/2015	8,785	9,274,527
Florida Gas Transmission Co. LLC†	7.00%	7/17/2012	1,500	1,537,255
SourceGas LLC†	5.90%	4/1/2017	3,180	3,293,501
Southern Star Central Gas Pipeline, Inc.†	6.00%	6/1/2016	1,925	2,173,175
Tennessee Gas Pipeline Co.	6.00%	12/15/2011	1,340	1,341,675
Tennessee Gas Pipeline Co.	8.00%	2/1/2016	26,180	30,768,935

Total				48,389,068

Oil 1.86%
Alon Refining Krotz Springs, Inc.	13.50%	10/15/2014	1,589	1,668,450
BP Capital Markets plc (United Kingdom)(b)	3.125%	10/1/2015	7,319	7,560,571
Brigham Exploration Co.	6.875%	6/1/2019	1,284	1,402,770

See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil (continued)
Brigham Exploration Co.	8.75%	10/1/2018	$5,411	$6,601,420
Canadian Oil Sands Ltd. (Canada)†(b)	5.80%	8/15/2013	11,300	12,084,243
CNPC HK Overseas Capital Ltd. (China)†(b)	3.125%	4/28/2016	4,000	4,115,384
Continental Resources, Inc.	8.25%	10/1/2019	9,920	11,011,200
Dolphin Energy Ltd. (United Arab Emirates)†(b)	5.888%	6/15/2019	8,836	9,565,412
ENSCO plc (United Kingdom)(b)	3.25%	3/15/2016	10,975	11,181,835
Gazprom OAO via Gaz Capital SA (Luxembourg)†(b)	4.95%	5/23/2016	19,800	19,775,250
Gazprom OAO via Gaz Capital SA (Luxembourg)†(b)	8.125%	7/31/2014	1,500	1,623,750
GlobalSantaFe Corp.	5.00%	2/15/2013	4,024	4,118,564
HollyFrontier Corp.	9.875%	6/15/2017	24,000	26,460,000
Kodiak Oil & Gas Corp.†	8.125%	12/1/2019	3,450	3,506,063
LUKOIL International Finance BV (Netherlands)†(b)	6.375%	11/5/2014	16,166	17,216,790
Marathon Petroleum Corp.	3.50%	3/1/2016	8,200	8,222,484
MEG Energy Corp. (Canada)†(b)	6.50%	3/15/2021	6,300	6,363,000
Northern Tier Energy LLC/Northern Tier Finance Corp.†	10.50%	12/1/2017	2,100	2,236,500
Oasis Petroleum, Inc.	6.50%	11/1/2021	1,380	1,348,950
Oasis Petroleum, Inc.†	7.25%	2/1/2019	1,325	1,358,125
PC Financial Partnership	5.00%	11/15/2014	4,340	4,697,104
Petro-Canada (Canada)(b)	4.00%	7/15/2013	4,700	4,875,662
Petronas Global Sukuk Ltd. (Malaysia)†(b)	4.25%	8/12/2014	26,700	28,178,593
QEP Resources, Inc.	6.05%	9/1/2016	5,000	5,268,750
Ras Laffan Liquefied Natural Gas Co., Ltd. III (Qatar)†(b)	5.50%	9/30/2014	23,550	25,434,000
Ras Laffan Liquefied Natural Gas Co., Ltd. III (Qatar)†(b)	5.832%	9/30/2016	12,801	13,728,751
Rosetta Resources, Inc.	9.50%	4/15/2018	8,858	9,544,495
Schlumberger Norge AS (Norway)†(b)	1.95%	9/14/2016	9,800	9,853,880
SEACOR Holdings, Inc.	5.875%	10/1/2012	4,110	4,219,725
SM Energy Co.†	6.50%	11/15/2021	2,375	2,386,875
Sunoco Logistics Partners Operations LP	7.25%	2/15/2012	10,575	10,694,085
Sunoco Logistics Partners Operations LP	8.75%	2/15/2014	1,280	1,436,861
TNK-BP Finance SA (Luxembourg)†(b)	7.50%	3/13/2013	5,150	5,375,312
Whiting Petroleum Corp.	7.00%	2/1/2014	11,150	11,874,750
WPX Energy, Inc.†	5.25%	1/15/2017	9,375	9,257,812

Total				304,247,416

See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil: Crude Producers 2.24%
AK Transneft OJSC via TransCapitalInvest Ltd. (Ireland)†(b)	5.67%	3/5/2014	$13,065	$13,652,925
Anadarko Petroleum Corp.	5.75%	6/15/2014	19,120	20,798,124
Anadarko Petroleum Corp.	7.625%	3/15/2014	1,425	1,600,406
Enogex LLC†	6.875%	7/15/2014	7,535	8,270,100
Enterprise Products Operating LLC	4.60%	8/1/2012	3,000	3,051,285
Enterprise Products Operating LLC	5.90%	4/15/2013	10,500	11,051,050
Gulfstream Natural Gas System LLC†	5.56%	11/1/2015	15,688	17,261,193
Holly Energy Partners LP/Holly Energy Finance Corp.	6.25%	3/1/2015	4,615	4,568,850
Holly Energy Partners LP/Holly Energy Finance Corp.	8.25%	3/15/2018	10,900	11,390,500
Kinder Morgan Finance Co. LLC†	6.00%	1/15/2018	8,197	8,401,925
Maritimes & Northeast Pipeline LLC†	7.50%	5/31/2014	19,093	20,687,032
Midcontinent Express Pipeline LLC†	5.45%	9/15/2014	33,275	35,740,811
Midcontinent Express Pipeline LLC†	6.70%	9/15/2019	7,170	7,900,680
Murphy Oil Corp.	6.375%	5/1/2012	6,022	6,139,899
NGPL PipeCo LLC†	6.514%	12/15/2012	31,813	32,614,847
Noble Energy, Inc.	5.25%	4/15/2014	1,350	1,463,095
OGX Petroleo e Gas Participacoes SA (Brazil)†(b)	8.50%	6/1/2018	34,350	32,976,000
Pacific Rubiales Energy Corp. (Canada)†(b)	8.75%	11/10/2016	2,900	3,240,750
Panhandle Eastern Pipeline Co. LP	6.05%	8/15/2013	12,990	13,945,583
Petroleum Development Corp.	12.00%	2/15/2018	15,394	16,548,550
Southeast Supply Header LLC†	4.85%	8/15/2014	61,752	65,919,828
Southern Star Central Corp.†	6.75%	3/1/2016	24,370	24,735,550
W&T Offshore, Inc.†	8.50%	6/15/2019	4,370	4,402,775

Total				366,361,758

Oil: Integrated Domestic 1.35%
Basic Energy Services, Inc.	7.75%	2/15/2019	4,200	4,210,500
Buckeye Partners LP	4.625%	7/15/2013	18,375	19,210,952
Colorado Interstate Gas Co.	6.80%	11/15/2015	8,613	9,967,403
Frontier Oil Corp.	8.50%	9/15/2016	7,480	7,872,700
Kinder Morgan Energy Partners LP	3.50%	3/1/2016	5,000	5,189,770
Kinder Morgan Energy Partners LP	5.85%	9/15/2012	2,750	2,846,126
Kinder Morgan Energy Partners LP	7.125%	3/15/2012	4,515	4,582,201
Korea National Oil Corp. (South Korea)†(b)	2.875%	11/9/2015	40,455	40,022,294
Korea National Oil Corp. (South Korea)†(b)	5.375%	7/30/2014	18,000	19,193,328

See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil: Integrated Domestic (continued)
National Fuel Gas Co.	5.25%	3/1/2013	$3,655	$3,777,673
ONEOK Partners LP	3.25%	2/1/2016	9,000	9,218,457
Rockies Express Pipeline LLC†	3.90%	4/15/2015	54,401	53,592,438
Rockies Express Pipeline LLC†	6.25%	7/15/2013	36,850	39,012,837
Trinidad Drilling Ltd. (Canada)†(b)	7.875%	1/15/2019	1,915	1,962,875

Total				220,659,554

Oil: Integrated International 1.11%
Petrohawk Energy Corp.	7.875%	6/1/2015	57,650	61,685,500
Petrohawk Energy Corp.	10.50%	8/1/2014	54,410	60,871,187
Statoil ASA (Norway)(b)	9.125%	7/15/2014	7,800	9,292,039
Transocean, Inc.	4.95%	11/15/2015	17,176	17,434,069
Transocean, Inc.	5.05%	12/15/2016	11,900	11,888,814
Transocean, Inc.	5.25%	3/15/2013	900	925,169
Weatherford International Ltd.	4.95%	10/15/2013	700	736,889
Weatherford International Ltd.	5.15%	3/15/2013	400	416,925
Weatherford International Ltd.	6.00%	3/15/2018	16,616	18,312,826

Total				181,563,418

Paper & Forest Products 2.92%
Clearwater Paper Corp.	10.625%	6/15/2016	10,417	11,614,955
Georgia-Pacific LLC†	7.125%	1/15/2017	136,992	142,528,532
Georgia-Pacific LLC	7.70%	6/15/2015	5,470	6,368,535
Georgia-Pacific LLC†	8.25%	5/1/2016	142,695	156,883,021
Georgia-Pacific LLC	9.50%	12/1/2011	18,431	18,431,000
Inversiones CMPC SA (Chile)†(b)	4.875%	6/18/2013	560	584,402
Longview Fibre Paper & Packaging, Inc.†	8.00%	6/1/2016	2,625	2,651,250
Louisiana-Pacific Corp.	13.00%	3/15/2017	20,475	20,270,250
MeadWestvaco Corp.	6.85%	4/1/2012	11,560	11,692,038
PH Glatfelter Co.	7.125%	5/1/2016	15,550	16,094,250
PH Glatfelter Co.	7.125%	5/1/2016	2,900	3,008,750
Plum Creek Timberlands LP	5.875%	11/15/2015	28,677	31,801,933
SCA Finans AB (Sweden)†(b)	4.50%	7/15/2015	14,350	15,005,680
Smurfit Kappa Funding plc (Ireland)(b)	7.75%	4/1/2015	38,162	38,543,620
West Fraser Timber Co. Ltd. (Canada)†(b)	5.20%	10/15/2014	1,525	1,536,438

Total				477,014,654

See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Plastics 0.13%
Plastipak Holdings, Inc.†	8.50%	12/15/2015	$21,432	$21,860,640

Pollution Control 0.62%
Allied Waste North America, Inc.	6.875%	6/1/2017	69,315	73,991,614
Clean Harbors, Inc.	7.625%	8/15/2016	25,866	27,417,960

Total				101,409,574

Printing 0.13%
Quebecor Media, Inc. (Canada)(b)	7.75%	3/15/2016	11,075	11,296,500
Quebecor Media, Inc. (Canada)(b)	7.75%	3/15/2016	9,205	9,389,100

Total				20,685,600

Railroads 0.03%
Kansas City Southern Railway	13.00%	12/15/2013	4,699	5,333,365

Real Estate Investment Trusts 2.19%
Arden Realty LP	5.25%	3/1/2015	22,395	24,060,763
AvalonBay Communities, Inc.	4.95%	3/15/2013	1,310	1,357,985
AvalonBay Communities, Inc.	5.375%	4/15/2014	3,000	3,201,234
Camden Property Trust	5.375%	12/15/2013	4,900	5,130,305
DDR Corp.	5.375%	10/15/2012	65,021	65,520,361
DDR Corp.	5.50%	5/1/2015	7,795	7,851,607
Federal Realty Investment Trust	5.40%	12/1/2013	2,738	2,861,300
Federal Realty Investment Trust	5.95%	8/15/2014	15,026	16,090,637
Federal Realty Investment Trust	6.00%	7/15/2012	12,809	13,065,577
HCP, Inc	7.072%	6/8/2015	12,750	13,877,011
HCP, Inc.	5.625%	2/28/2013	4,323	4,460,519
HCP, Inc.	5.65%	12/15/2013	7,739	8,103,824
HCP, Inc.	6.00%	1/30/2017	19,525	20,839,696
HCP, Inc.	6.45%	6/25/2012	10,725	10,957,218
Health Care REIT, Inc.	3.625%	3/15/2016	12,975	12,695,480
Health Care REIT, Inc.	5.875%	5/15/2015	11,225	11,889,935
MPT Operating Partnership LP/MPT Finance Corp.	6.875%	5/1/2021	1,885	1,875,575
Potlatch Corp.	6.95%	12/15/2015	1,500	1,477,500
Reckson Operating Partnership LP	5.875%	8/15/2014	4,078	4,227,597
Regency Centers LP	4.95%	4/15/2014	825	864,666
Regency Centers LP	5.25%	8/1/2015	4,939	5,245,312
Regency Centers LP	6.75%	1/15/2012	2,845	2,861,069

See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Real Estate Investment Trusts (continued)
Rouse Co. LP (The)	6.75%	11/9/2015	$41,420	$41,627,100
Rouse Co. LP (The)/TRC Co-Issuer, Inc.†	6.75%	5/1/2013	8,000	8,140,000
UDR, Inc.	6.05%	6/1/2013	200	208,582
Ventas Realty LP/Ventas Capital Corp.	3.125%	11/30/2015	10,000	9,756,430
Ventas Realty LP/Ventas Capital Corp.	6.50%	6/1/2016	890	914,830
Ventas Realty LP/Ventas Capital Corp.	6.75%	4/1/2017	53,170	55,238,898
Ventas Realty LP/Ventas Capital Corp.	9.00%	5/1/2012	3,750	3,840,098

Total				358,241,109

Restaurants 0.31%
Darden Restaurants, Inc.	5.625%	10/15/2012	5,070	5,262,472
OSI Restaurant Partners LLC	10.00%	6/15/2015	43,925	45,462,375

Total				50,724,847

Retail 0.74%
DineEquity, Inc.	9.50%	10/30/2018	6,075	6,318,000
Fiesta Restaurant Group†	8.875%	8/15/2016	3,659	3,604,115
Macy’s Retail Holdings, Inc.	5.35%	3/15/2012	2,015	2,034,487
Macy’s Retail Holdings, Inc.	5.75%	7/15/2014	9,846	10,620,398
Macy’s Retail Holdings, Inc.	5.875%	1/15/2013	925	954,030
Neiman-Marcus Group, Inc. (The)	10.375%	10/15/2015	17,680	18,379,774
QVC, Inc.†	7.125%	4/15/2017	14,175	14,919,188
QVC, Inc.†	7.50%	10/1/2019	35,060	37,426,550
Ticketmaster Entertainment LLC/Ticketmaster Noteco, Inc.	10.75%	8/1/2016	12,225	12,982,950
Wendy’s Co. (The)	10.00%	7/15/2016	12,825	14,107,500

Total				121,346,992

Retail: Specialty 0.39%
AutoZone, Inc.	6.95%	6/15/2016	15,750	18,600,167
Michaels Stores, Inc.	11.375%	11/1/2016	16,160	17,048,800
Michaels Stores, Inc.	13.00%	11/1/2016	14,820	15,783,300
Revlon Consumer Products Corp.	9.75%	11/15/2015	3,200	3,424,000
Sally Holdings LLC/Sally Capital, Inc.†	6.875%	11/15/2019	9,025	9,273,188

Total				64,129,455

Services 0.54%
Bankrate, Inc.	11.75%	7/15/2015	17,111	19,442,374
FireKeepers Development Authority†	13.875%	5/1/2015	23,144	26,239,510

See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Services (continued)
Iron Mountain, Inc.	6.625%	1/1/2016	$42,954	$43,061,385

Total				88,743,269

Soaps & Household Chemicals 0.03%
Church & Dwight Co., Inc.	3.35%	12/15/2015	4,138	4,299,514

Steel 0.22%
ArcelorMittal (Luxembourg)(b)	9.00%	2/15/2015	33,000	36,158,100

Telecommunications 1.47%
ALLTEL Communications LLC PIK†	10.375%	12/1/2017	2,500	2,745,645
Atlantic Broadband Finance LLC	9.375%	1/15/2014	30,546	30,584,182
CC Holdings GS V LLC/Crown Castle GS III Corp.†	7.75%	5/1/2017	59,387	64,286,427
GeoEye, Inc.	9.625%	10/1/2015	3,425	3,818,875
Inmarsat Finance plc (United Kingdom)†(b)	7.375%	12/1/2017	4,200	4,315,500
Intelsat Bermuda Ltd. (Luxembourg) PIK(b)	11.50%	2/4/2017	900	828,000
Intelsat Jackson Holdings SA (Luxembourg)(b)	8.50%	11/1/2019	2,750	2,811,875
Intelsat Jackson Holdings SA (Luxembourg)(b)	11.25%	6/15/2016	9,625	10,034,063
Qtel International Finance Ltd.†	3.375%	10/14/2016	3,000	2,985,000
Qwest Communications, Inc.	7.50%	2/15/2014	24,566	24,780,952
Qwest Communications, Inc.	8.00%	10/1/2015	16,003	17,163,218
Sprint Capital Corp.	8.375%	3/15/2012	8,025	8,205,563
Telemovil Finance Co., Ltd. (El Salvador)†(b)	8.00%	10/1/2017	10,425	10,685,625
UPCB Finance V Ltd.†	7.25%	11/15/2021	6,250	6,125,000
Vimpel Communications OJSC via UBS Luxembourg SA (Luxembourg)†(b)	8.25%	5/23/2016	3,600	3,609,000
Vimpel Communications via VIP Finance Ireland Ltd. OJSC (Luxembourg)†(b)	6.493%	2/2/2016	3,500	3,316,250
Vimpel Communications via VIP Finance Ireland Ltd. OJSC (Luxembourg)†(b)	8.375%	4/30/2013	5,800	6,090,000
Virgin Media Finance plc (United Kingdom)(b)	9.50%	8/15/2016	13,320	14,652,000
Wind Acquisition Finance SA (Italy)†(b)	11.75%	7/15/2017	27,425	23,791,187

Total				240,828,362

Tobacco 0.35%
Altria Group, Inc.	4.125%	9/11/2015	15,930	17,236,929
Altria Group, Inc.	8.50%	11/10/2013	5,995	6,805,428

See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Tobacco (continued)
Universal Corp.	6.25%	12/1/2014	$30,900	$33,989,320

Total				58,031,677

Transportation: Miscellaneous 0.52%
AMGH Merger Sub, Inc.†	9.25%	11/1/2018	2,675	2,668,313
Asciano Finance Ltd. (Australia)†(b)	3.125%	9/23/2015	45,095	43,902,733
Commercial Barge Line Co.	12.50%	7/15/2017	3,850	4,100,250
Florida East Coast Holdings Corp. PIK	10.50%	8/1/2017	4,686	3,740,338
Florida East Coast Railway Corp.	8.125%	2/1/2017	600	600,750
Kansas City Southern de Mexico SA de CV (Mexico)(b)	6.125%	6/15/2021	10,794	11,171,790
Kansas City Southern de Mexico SA de CV (Mexico)(b)	6.625%	12/15/2020	2,350	2,491,000
Kansas City Southern de Mexico SA de CV (Mexico)(b)	8.00%	2/1/2018	2,475	2,722,500
Navios Maritime Holdings, Inc./Navios Maritime Finance US, Inc. (Greece)(b)	8.875%	11/1/2017	12,500	12,187,500
Transportadora de Gas del Sur SA (Argentina)†(b)	7.875%	5/14/2017	988	891,670

Total				84,476,844

Utilities: Electrical 0.44%
Otter Tail Corp.	9.00%	12/15/2016	26,917	29,070,360
TAQA Abu Dhabi National Energy Co. (United Arab Emirates)†(b)	4.75%	9/15/2014	27,000	28,215,000
TAQA Abu Dhabi National Energy Co. (United Arab Emirates)†(b)	5.62%	10/25/2012	13,420	13,940,025

Total				71,225,385

Utilities: Miscellaneous 0.01%
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.	6.25%	6/15/2022	2,100	2,136,750

Wholesale 0.20%
Glencore Funding LLC†	6.00%	4/15/2014	31,940	32,054,377

Total Corporate Bonds (cost $8,574,533,377)				8,557,284,447

FLOATING RATE LOANS(c) 1.24%

Aerospace/Defense 0.11%
DigitalGlobe, Inc. Term Loan B	5.75%	10/7/2018	17,500	17,434,375

See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Air Transportation 0.05%
Delta Air Lines, Inc. New Term Loan B	5.50%	4/20/2017	$7,980	$7,650,825

Business Services 0.05%
Alliance Laundry Systems LLC Term Loan B	6.25%	9/30/2016	8,321	8,315,528

Chemicals 0.17%
Chemtura Corp. Exit Term Loan B	5.50%	8/27/2016	5,000	5,021,875
Harko CV Term Loan B	5.75%	8/2/2017	4,600	4,577,000
Norit NV Term Loan	6.75%	7/7/2017	3,550	3,532,250
Potters Industries, Inc. 1st Lien Term Loan	6.00%	5/5/2017	1,242	1,235,678
Tronox, Inc. DIP Exit Term Loan	7.00%	10/15/2015	13,730	13,764,741

Total				28,131,544

Communications Services 0.05%
Alaska Communications Systems Holdings, Inc. Term Loan B	5.50%	10/21/2016	9,263	8,861,925

Energy Equipment & Services 0.08%
MEG Energy Corp. New Term Loan B	4.00%	3/16/2018	12,850	12,733,553

Financial Services 0.01%
Styron S.A.R.L. LLC New Term Loan B	6.00%	8/2/2017	2,801	2,423,152

Financial: Miscellaneous 0.11%
Goodman Global Holdings, Inc. 1st Lien Term Loan	5.75%	10/28/2016	8,083	8,086,106
Moneygram International, Inc. Term Loan B	4.50%	11/17/2017	4,712	4,649,700
Moneygram International, Inc. Term Loan B1	4.50%	11/17/2017	6,000	5,925,000

Total				18,660,806

Food 0.01%
B&G Foods, Inc. Term Loan B	5.00%	11/18/2018	990	993,712

Health Care 0.15%
Grifols, Inc. Term Loan B	6.00%	6/1/2017	5,985	5,989,985
RPI Finance Trust Term Loan Tranche 2	4.00%	5/9/2018	18,279	18,147,815

Total				24,137,800

Leisure 0.01%
SRAM LLC 2nd Lien Term Loan	8.50%	12/7/2018	1,870	1,879,350

See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Manufacturing 0.06%
Nortek, Inc. Term Loan	5.25% - 6.25%	4/26/2017	$4,975	$4,850,625
Sensus Metering 1st Lien Term Loan	4.75%	5/9/2017	2,483	2,439,081
Unifrax Corp. New Term Loan	7.00%	11/28/2018	2,300	2,300,000

Total				9,589,706

Media 0.01%
Entercom Communication LLC Term Loan B	6.25%	11/23/2018	1,845	1,841,157

Metals & Minerals: Miscellaneous 0.04%
American Rock Salt Holdings LLC Term Loan	5.50%	4/25/2017	7,413	7,320,091

Oil 0.10%
Coffeyville Resources LLC Bridge Term Loan	Zero Coupon	11/1/2012	15,725	15,725,000

Photography 0.04%
Getty Images, Inc. New Term Loan	5.25%	11/7/2016	5,688	5,709,326

Retail 0.02%
J. Crew Operating Corp. New Term Loan B	4.75%	3/7/2018	3,018	2,771,323

Retail: Specialty 0.09%
Michaels Stores, Inc. Term Loan B1	2.625% - 2.688%	10/31/2013	4,600	4,480,055
Neiman-Marcus Group, Inc. (The) Term Loan	4.75%	5/16/2018	11,100	10,696,237

Total				15,176,292

Services 0.04%
Brickman Group Holdings, Inc. New Term Loan B	7.25%	10/14/2016	7,146	7,119,202

Technology 0.04%
ILC Industries LLC Term Loan	7.25%	12/23/2016	6,053	5,856,600

Total Floating Rate Loans (cost $202,947,485)				202,331,267

See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2011

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
FOREIGN BONDS(d) 0.38%

Luxembourg 0.01%
Zinc Capital SA†	8.875%		5/15/2018	EUR	2,000	$2,042,423

Netherlands 0.13%
Clondalkin Acquisition BV†	3.528%	#	12/15/2013	EUR	5,000	6,416,165
Refresco Group BV†	7.375%		5/15/2018	EUR	900	1,094,444
Ziggo Finance BV†	6.125%		11/15/2017	EUR	10,000	13,134,663

Total						20,645,272

United Kingdom 0.24%
Aston Martin Capital Ltd.†	9.25%		7/15/2018	GBP	2,800	2,723,612
Infinis plc†	9.125%		12/15/2014	GBP	13,100	20,758,124
Matalan Finance Ltd.†	9.625%		3/31/2017	GBP	6,200	4,620,412
R&R Ice Cream plc†	8.375%		11/15/2017		EUR 10,750	11,916,935

Total						40,019,083

Total Foreign Bonds (cost $74,682,645)						62,706,778

FOREIGN GOVERNMENT OBLIGATIONS(b) 0.53%

Argentina 0.01%
Provincia de Buenos Aires†	11.75%		10/5/2015		$1,115	975,625
Provincia de Neuquen†	7.875%		4/26/2021		1,095	1,097,737

Total						2,073,362

Poland 0.11%
Republic of Poland	3.875%		7/16/2015		2,950	2,979,500
Republic of Poland	5.00%		10/19/2015		15,000	15,656,250

Total						18,635,750

Qatar 0.11%
State of Qatar†	3.125%		1/20/2017		17,800	17,777,750

Russia 0.15%
Russia Eurobonds†	3.625%		4/29/2015		24,150	24,633,000

South Africa 0.07%
Republic of South Africa	6.50%		6/2/2014		9,900	10,909,800

See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2011

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Sri Lanka 0.03%
Republic of Sri Lanka†	8.25%		10/24/2012	$3,900	$4,036,500

Turkey 0.03%
Republic of Turkey	9.50%		1/15/2014	4,950	5,482,125

Ukraine 0.02%
Ukraine Government†	6.25%		6/17/2016	3,800	3,325,000

Total Foreign Government Obligations (cost $86,444,842)					86,873,287

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 3.66%
Federal Home Loan Mortgage Corp. K004 A1	3.413%		5/25/2019	23,776	25,367,328
Federal Home Loan Mortgage Corp. K005 A1	3.484%		4/25/2019	61,325	65,784,278
Federal Home Loan Mortgage Corp. K006 A1	3.398%		7/25/2019	73,007	77,450,987
Federal Home Loan Mortgage Corp. K007 A1	3.342%		12/25/2019	52,429	55,526,843
Federal Home Loan Mortgage Corp. K008 A1	2.746%		12/25/2019	34,168	35,323,011
Federal Home Loan Mortgage Corp. K009 A1	2.757%		5/25/2020	40,914	42,630,441
Federal Home Loan Mortgage Corp. K010 A1	3.32%		7/25/2020	23,753	25,287,332
Federal Home Loan Mortgage Corp. K013 A1	2.902%		8/25/2020	20,025	21,114,003
Federal Home Loan Mortgage Corp. K014 A1	2.788%		10/25/2020	28,971	30,161,254
Federal Home Loan Mortgage Corp. K015 A1	2.257%		10/25/2020	38,825	39,524,475
Federal Home Loan Mortgage Corp. K701 A2	3.882%		11/25/2017	18,144	19,569,376
Federal Home Loan Mortgage Corp. KAIV A1	2.966%		6/25/2046	18,184	19,046,913
Federal National Mortgage Assoc. 2009-M2 A1	2.387%		1/25/2019	21,174	21,625,041
Federal National Mortgage Assoc. 2010-M3 A1	2.587%		3/25/2020	20,529	21,187,060
Federal National Mortgage Assoc. 2011-M3 A1	2.072%		7/25/2021	23,495	23,986,904
Federal National Mortgage Assoc. 2011-M5 A1	2.007%		7/25/2021	29,929	29,666,287
Federal National Mortgage Assoc. 2011-M8 A1	1.977%		8/25/2021	44,647	44,868,885

Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $581,017,592)					598,120,418

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 4.54%
Federal Home Loan Mortgage Corp.	2.39%	#	9/1/2035	17,550	18,365,002
Federal Home Loan Mortgage Corp.	2.421%	#	6/1/2036	21,218	22,377,687
Federal Home Loan Mortgage Corp.	2.43%	#	6/1/2037	25,128	26,457,559
Federal Home Loan Mortgage Corp.	2.478%	#	7/1/2036	16,132	16,964,903
Federal Home Loan Mortgage Corp.	2.569%	#	5/1/2035	22,089	23,270,923
Federal Home Loan Mortgage Corp.	2.588%	#	5/1/2036	23,975	25,331,978
Federal Home Loan Mortgage Corp.	2.754%	#	4/1/2038	14,649	15,516,051
Federal Home Loan Mortgage Corp.	3.272%	#	9/1/2037	21,981	23,369,231

See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2011

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)
Federal Home Loan Mortgage Corp.	4.879%	#	5/1/2037	$23,857	$25,136,982
Federal Home Loan Mortgage Corp.	4.885%	#	12/1/2035	50,805	54,281,364
Federal Home Loan Mortgage Corp.	5.062%	#	7/1/2036	31,965	34,203,547
Federal Home Loan Mortgage Corp.	5.127%	#	12/1/2035	17,115	18,100,580
Federal Home Loan Mortgage Corp.	5.133%	#	11/1/2035	24,219	25,629,449
Federal Home Loan Mortgage Corp.	5.243%	#	4/1/2038	12,319	13,225,374
Federal Home Loan Mortgage Corp.	5.737%	#	11/1/2037	34,003	36,747,457
Federal National Mortgage Assoc.	2.351%	#	8/1/2034	46,660	49,107,635
Federal National Mortgage Assoc.	2.447%	#	12/1/2036	26,416	27,757,940
Federal National Mortgage Assoc.	2.449%	#	7/1/2035	22,053	23,268,704
Federal National Mortgage Assoc.	2.468%	#	7/1/2035	11,831	12,209,804
Federal National Mortgage Assoc.	2.471%	#	11/1/2036	14,900	15,709,244
Federal National Mortgage Assoc.	2.673%	#	8/1/2037	13,227	14,057,333
Federal National Mortgage Assoc.	2.95%		3/1/2015	21,675	22,656,277
Federal National Mortgage Assoc.	3.142%	#	11/1/2038	47,361	50,093,035
Federal National Mortgage Assoc.	3.18%		11/1/2014	25,513	26,728,440
Federal National Mortgage Assoc.	3.843%	#	12/1/2039	36,258	38,106,838
Federal National Mortgage Assoc.	4.712%	#	4/1/2038	24,492	25,918,711
Federal National Mortgage Assoc.	4.796%	#	3/1/2037	20,726	22,094,318
Federal National Mortgage Assoc.	5.09%	#	10/1/2038	24,222	25,922,773
Federal National Mortgage Assoc.	5.50%		1/1/2035	7,897	8,618,729

Total Government Sponsored Enterprises Pass-Throughs (cost $739,686,016)					741,227,868

MUNICIPAL BONDS 0.59%

Finance 0.08%
Puerto Rico Comwlth Govt Dev Bk Ser B	4.704%		5/1/2016	12,925	13,458,285

General Obligation 0.23%
IL St	4.961%		3/1/2016	10,000	10,462,000
New York City NY Taxable Ser D	5.13%		12/1/2015	12,255	13,738,590
New York City NY Taxable Ser O	4.65%		6/1/2015	11,285	12,416,096

Total					36,616,686

Miscellaneous 0.09%
MI Fin Auth Detroit Sch Ser A-2	6.65%		3/20/2012	8,500	8,612,540
MI Muni Bd Auth Rev Sch Ln (NPFGC) (FGIC)	5.222%		6/1/2014	6,160	6,616,210

Total					15,228,750

See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2011

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Utilities 0.19%
Guam Pwr Auth Rev Sub Ser A	7.50%		10/1/2015	$24,730	$25,878,461
MO Jt Muni Elec Util Commn Taxable Ser B (AMBAC)	5.25%		1/1/2014	4,840	5,198,596

Total					31,077,057

Total Municipal Bonds (cost $93,044,269)					96,380,778

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 25.99%
Arkle Master Issuer plc 2010-2A 1A1†	1.866%	#	5/17/2060	30,635	30,587,393
Banc of America Commercial Mortgage, Inc. 2002-2 A3	5.118%		7/11/2043	8,207	8,268,683
Banc of America Commercial Mortgage, Inc. 2002-PB2 A4	6.186%		6/11/2035	13,285	13,275,261
Banc of America Commercial Mortgage, Inc. 2003-1 A1	3.878%		9/11/2036	560	560,360
Banc of America Commercial Mortgage, Inc. 2005-2 AAB	4.742%		7/10/2043	5,794	6,043,968
Banc of America Commercial Mortgage, Inc. 2005-5 A2	5.001%		10/10/2045	2,863	2,864,238
Banc of America Commercial Mortgage, Inc. 2005-5 A4	5.115%		10/10/2045	41,795	46,050,400
Banc of America Commercial Mortgage, Inc. 2005-6 A4	5.367%	#	9/10/2047	65,934	73,199,894
Banc of America Commercial Mortgage, Inc. 2006-4 AM	5.675%		7/10/2046	19,665	19,087,960
Banc of America Large Loan, Inc. 2009-FDG A†	5.204%		1/25/2042	52,832	57,728,971
Banc of America Large Loan, Inc. 2009-FDG C†	7.524%		1/25/2042	4,500	4,869,475
Banc of America Large Loan, Inc. 2010-RC30 A5A†	5.334%		12/16/2043	20,000	21,467,730
Banc of America Re-REMIC Trust 2011 STRP A3†	2.415%		11/17/2039	19,000	18,641,090
Banc of America Re-REMIC Trust 2011 STRP A4†	1.501%		5/17/2046	17,841	17,661,555
Bear Stearns Commercial Mortgage Securities, Inc. 2002-TOP6 A2	6.46%		10/15/2036	10,711	10,762,092
Bear Stearns Commercial Mortgage Securities, Inc. 2005-T20 A2	5.127%		10/12/2042	8,830	8,826,745
Bear Stearns Commercial Mortgage Securities, Inc. 2005-T20 A4A	5.295%	#	10/12/2042	35,000	38,398,465
Bear Stearns Commercial Mortgage Securities, Inc. 2006-PW11 A1	5.266%		3/11/2039	363	362,694
Bear Stearns Commercial Mortgage Securities, Inc. 2006-PW11 A2	5.572%	#	3/11/2039	3,000	2,998,861

See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2011

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Bear Stearns Commercial Mortgage Securities, Inc. 2006-PW12 AAB	5.878%	#	9/11/2038	$13,176	$14,008,595
Bear Stearns Commercial Mortgage Securities, Inc. 2006-PW14 AAB	5.171%		12/11/2038	9,715	10,064,094
Bear Stearns Commercial Mortgage Securities, Inc. 2007-PW 16 A4	5.904%	#	6/11/2040	21,085	22,753,814
Bear Stearns Commercial Mortgage Securities, Inc. 2007-PW17 A4	5.694%		6/11/2050	13,181	14,278,819
Bear Stearns Commercial Mortgage Securities, Inc. 2007-PW18 A4	5.70%		6/11/2050	32,350	34,991,830
Citigroup Commercial Mortgage Trust 2005-C3 A2	4.639%		5/15/2043	7,978	8,004,701
Citigroup Commercial Mortgage Trust 2007-C6 A4	5.885%	#	12/10/2049	35,723	38,851,995
Citigroup/Deutsche Bank Commercial Mortgage Trust 2005-CD1 AJ	5.40%	#	7/15/2044	21,925	19,291,840
Citigroup/Deutsche Bank Commercial Mortgage Trust 2007-CD4 A3	5.293%		12/11/2049	24,230	25,791,345
Commercial Mortgage Pass-Through Certificates 2005-C6 A5A	5.116%		6/10/2044	49,070	53,703,778
Commercial Mortgage Pass-Through Certificates 2005-C6 A5B	5.167%		6/10/2044	6,053	6,348,868
Commercial Mortgage Pass-Through Certificates 2006-C7 A2	5.69%		6/10/2046	628	627,493
Commercial Mortgage Pass-Through Certificates 2006-C8 A4	5.306%		12/10/2046	25,190	26,999,599
Commercial Mortgage Pass-Through Certificates 2006-C8 AM	5.347%		12/10/2046	46,044	43,728,516
Commercial Mortgage Pass-Through Certificates 2007-C9 A4	6.007%	#	12/10/2049	62,170	68,273,975
Commercial Mortgage Pass-Through Certificates 2007-FL14 AJ†	0.429%	#	6/15/2022	35,136	32,525,810
Commercial Mortgage Pass-Through Certificates 2010-C1 A1†	3.156%		7/10/2046	40,568	41,708,905
Commercial Mortgage Pass-Through Certificates 2011-FL1 C†	4.814%	#	7/17/2028	17,978	18,022,929
Commercial Mortgage Pass-Through Certificates 2011-FL1 D†	6.25%	#	7/17/2028	7,990	7,970,329
Commercial Mortgage Pass-Through Certificates 2011-THL B†	4.554%		6/9/2028	5,890	5,919,471

See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2011

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Credit Suisse Mortgage Capital Certificates 2006-C1 A3	5.581%	#	2/15/2039	$19,918	$21,057,209
Credit Suisse Mortgage Capital Certificates 2006-C3 A3	6.011%	#	6/15/2038	42,202	46,466,259
Credit Suisse Mortgage Capital Certificates 2006-C4 A3	5.467%		9/15/2039	44,000	46,080,958
Credit Suisse Mortgage Capital Certificates 2006-C5 A3	5.311%		12/15/2039	35,279	37,307,895
Credit Suisse Mortgage Capital Certificates 2007-C4 A4	5.965%	#	9/15/2039	14,585	14,892,437
Credit Suisse Mortgage Capital Certificates 2008-C1 A3	6.411%	#	2/15/2041	8,250	8,929,255
Credit Suisse Mortgage Capital Certificates 2009-RR2 IQA†	5.695%		4/16/2049	35,000	37,928,047
Credit Suisse Mortgage Capital Certificates 2010-RR6 B†	5.783%	#	4/12/2049	29,251	28,874,139
CS First Boston Mortgage Securities Corp. 2002-CKP1 A3	6.439%		12/15/2035	6,495	6,504,790
CS First Boston Mortgage Securities Corp. 2002-CKS4 A2	5.183%		11/15/2036	34,834	35,522,353
CS First Boston Mortgage Securities Corp. 2002-CP3 A3	5.603%		7/15/2035	18,059	18,203,392
CS First Boston Mortgage Securities Corp. 2002-CP5 A2	4.94%		12/15/2035	51,597	52,958,000
CS First Boston Mortgage Securities Corp. 2003-C4 A4	5.137%		8/15/2036	36,558	38,379,466
CS First Boston Mortgage Securities Corp. 2003-C5 A4	4.90%		12/15/2036	21,279	22,340,599
CS First Boston Mortgage Securities Corp. 2003-CK2 A4	4.801%		3/15/2036	25,903	26,697,249
CS First Boston Mortgage Securities Corp. 2005-C3 AAB	4.614%		7/15/2037	11,961	12,418,064
CS First Boston Mortgage Securities Corp. 2005-C5 A4	5.10%		8/15/2038	33,775	37,313,083
CWCapital Cobalt Ltd. 2006-C1 A4	5.223%		8/15/2048	36,152	38,100,900
CWCapital Cobalt Ltd. 2007-C2 AMFX	5.526%		4/15/2047	10,120	8,194,695
Developers Diversified Realty Corp. 2009-DDR1 A†	3.807%		10/14/2022	32,838	34,350,672
Developers Diversified Realty Corp. 2009-DDR1 B†	5.73%		10/14/2022	8,200	8,866,988
Extended Stay America Trust 2010-ESHA B†	4.221%		11/5/2027	10,060	10,080,065

See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2011

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Fosse Master Issuer plc 2011-1A A2†	1.805%	#	10/18/2054	$12,400	$12,366,570
GE Capital Commercial Mortgage Corp. 2002-1A A3	6.269%		12/10/2035	16,665	16,771,807
GE Capital Commercial Mortgage Corp. 2002-3A A2	4.996%		12/10/2037	24,628	25,166,368
GE Capital Commercial Mortgage Corp. 2005-C1 A2	4.353%		6/10/2048	2,639	2,637,343
GE Capital Commercial Mortgage Corp. 2005-C3 A7A	4.974%	#	7/10/2045	30,000	33,257,010
GMAC Commercial Mortgage Securities, Inc. 2002-C2 A3	5.713%		10/15/2038	13,287	13,370,075
GMAC Commercial Mortgage Securities, Inc. 2003-C1 A1	3.337%		5/10/2036	747	750,706
GMAC Commercial Mortgage Securities, Inc. 2003-C2 A2	5.635%	#	5/10/2040	26,055	27,583,269
Gracechurch Mortgage Financing plc 2011-1A 2A1†	2.03%	#	11/20/2056	34,725	34,738,890
Greenwich Capital Commercial Funding Corp. 2002-C1 A4	4.948%		1/11/2035	10,765	10,960,510
Greenwich Capital Commercial Funding Corp. 2005-GG5 A2	5.117%		4/10/2037	18,850	18,904,018
Greenwich Capital Commercial Funding Corp. 2006-GG7 AM	6.073%	#	7/10/2038	36,083	35,937,910
Greenwich Capital Commercial Funding Corp. 2007-GG11 A4	5.736%		12/10/2049	37,087	38,952,114
Greenwich Capital Commercial Funding Corp. 2007-GG9 A2	5.381%		3/10/2039	50,276	50,535,829
Greenwich Capital Commercial Funding Corp. 2007-GG9 A4	5.444%		3/10/2039	19,650	20,822,928
GS Mortgage Securities Corp. II 2005-GG4 AABA	4.68%		7/10/2039	3,283	3,328,241
GS Mortgage Securities Corp. II 2006-GG6 A2	5.506%		4/10/2038	21,167	21,349,399
GS Mortgage Securities Corp. II 2006-GG6 A4	5.553%		4/10/2038	34,651	37,464,367
GS Mortgage Securities Corp. II 2006-GG6 AM	5.622%		4/10/2038	39,400	37,884,046
GS Mortgage Securities Corp. II 2006-GG8 A2	5.479%		11/10/2039	6,561	6,593,626
GS Mortgage Securities Corp. II 2006-GG8 A4	5.56%		11/10/2039	50,014	53,980,760
GS Mortgage Securities Corp. II 2006-GG8 AM	5.591%		11/10/2039	30,413	29,444,483
GS Mortgage Securities Corp. II 2007-EOP B†	1.84%	#	3/6/2020	24,500	23,373,318
GS Mortgage Securities Corp. II 2007-EOP E†	2.669%	#	3/6/2020	6,074	5,846,350
GS Mortgage Securities Corp. II 2007-EOP F†	2.843%	#	3/6/2020	20,855	19,968,975

See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2011

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Corp. II 2010-C1 A1†	3.679%		8/10/2043	$40,600	$42,434,891
GS Mortgage Securities Corp. II 2010-C2 A1†	3.849%		12/10/2043	41,950	43,970,204
GS Mortgage Securities Corp. II 2011-ALF B†	3.215%		2/10/2021	11,500	11,182,600
GS Mortgage Securities Corp. II 2011-ALF C†	3.563%		2/10/2021	7,300	6,933,540
GS Mortgage Securities Corp. II 2011-GC3 A2†	3.645%		3/10/2044	44,670	46,800,871
Holmes Master Issuer plc 2010-1A A2†	1.803%	#	10/15/2054	18,450	18,421,255
JPMorgan Chase Commercial Mortgage Securities Corp. 2001-CIB3 A3	6.465%		11/15/2035	566	566,125
JPMorgan Chase Commercial Mortgage Securities Corp. 2002-C1 A3	5.376%		7/12/2037	9,339	9,446,803
JPMorgan Chase Commercial Mortgage Securities Corp. 2002-C2 A2	5.05%		12/12/2034	19,383	19,916,420
JPMorgan Chase Commercial Mortgage Securities Corp. 2002-CIB5 A2	5.161%		10/12/2037	17,272	17,718,343
JPMorgan Chase Commercial Mortgage Securities Corp. 2004-LN2 A1	4.475%		7/15/2041	12,558	12,677,665
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-LDP2 A3	4.697%		7/15/2042	12,675	12,787,438
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-LDP3 A4A	4.936%		8/15/2042	24,785	27,067,984
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-LDP3 AJ	5.144%	#	8/15/2042	7,450	6,732,159
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-LDP5 A4	5.373%	#	12/15/2044	28,106	31,141,402
JPMorgan Chase Commercial Mortgage Securities Corp. 2006-LDP7 A4	6.072%	#	4/15/2045	22,000	24,371,325
JPMorgan Chase Commercial Mortgage Securities Corp. 2006-LDP7 AM	6.072%	#	4/15/2045	29,295	30,122,979
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-CB19 A4	5.931%	#	2/12/2049	30,790	33,355,636
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-LD11 A2	5.99%	#	6/15/2049	50,406	51,077,508
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-LD11 A4	6.005%	#	6/15/2049	34,037	35,639,326
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-LD11 AM	6.005%	#	6/15/2049	44,262	36,009,970
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-LD12 A2	5.827%		2/15/2051	15,746	16,054,206
LB-UBS Commercial Mortgage Trust 2005-C3 A5	4.739%		7/15/2030	35,203	38,083,968

See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2011

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
LB-UBS Commercial Mortgage Trust 2005-C5 A4	4.954%		9/15/2030	$46,746	$51,063,835
LB-UBS Commercial Mortgage Trust 2005-C7 A2	5.103%		11/15/2030	11,154	11,149,528
LB-UBS Commercial Mortgage Trust 2005-C7 A4	5.197%		11/15/2030	35,646	39,178,804
LB-UBS Commercial Mortgage Trust 2005-C7 AAB	5.17%		11/15/2030	7,410	7,769,907
LB-UBS Commercial Mortgage Trust 2006-C1 A2	5.084%		2/15/2031	2,560	2,588,799
LB-UBS Commercial Mortgage Trust 2006-C6 AJ	5.452%		9/15/2039	1,900	1,426,427
LB-UBS Commercial Mortgage Trust 2006-C7 A3	5.347%		11/15/2038	28,629	30,811,246
LB-UBS Commercial Mortgage Trust 2006-C7 AM	5.378%		11/15/2038	11,200	10,100,020
LB-UBS Commercial Mortgage Trust 2007-C1 A2	5.318%		2/15/2040	20,263	20,310,840
LB-UBS Commercial Mortgage Trust 2007-C1 AM	5.455%		2/15/2040	31,575	30,342,943
LB-UBS Commercial Mortgage Trust 2007-C2 A3	5.43%		2/15/2040	40,182	42,370,958
Merrill Lynch Floating Trust 2008-LAQA A2†	0.786%	#	7/9/2021	25,000	22,158,012
Merrill Lynch Mortgage Trust 2002-MW1 A4	5.619%		7/12/2034	16,731	16,916,529
Merrill Lynch Mortgage Trust 2005-CIP1 A2	4.96%		7/12/2038	12,479	12,631,464
Merrill Lynch Mortgage Trust 2005-CKI1 A4FL	0.498%	#	11/12/2037	57,500	56,549,525
Merrill Lynch Mortgage Trust 2005-CKI1 A6	5.391%	#	11/12/2037	44,193	48,993,580
Merrill Lynch Mortgage Trust 2005-CKI1 AJ	5.391%	#	11/12/2037	9,400	8,181,271
Merrill Lynch Mortgage Trust 2005-CKI1 ASB	5.391%	#	11/12/2037	6,952	7,144,615
Merrill Lynch Mortgage Trust 2005-LC1 A2	5.202%		1/12/2044	230	230,179
Merrill Lynch Mortgage Trust 2005-LC1 ASB	5.282%		1/12/2044	8,019	8,228,438
Merrill Lynch Mortgage Trust 2005-MCP1 A2	4.556%		6/12/2043	6,970	7,024,114
Merrill Lynch Mortgage Trust 2005-MCP1 A4	4.747%		6/12/2043	50,000	54,642,350
Merrill Lynch Mortgage Trust 2005-MKB2 A2	4.806%		9/12/2042	6,433	6,429,866
Merrill Lynch/Countrywide Commercial Mortgage Trust 2006-1 A2	5.439%		2/12/2039	2,337	2,338,961
Merrill Lynch/Countrywide Commercial Mortgage Trust 2006-1 AJ	5.704%	#	2/12/2039	4,280	3,147,859
Merrill Lynch/Countrywide Commercial Mortgage Trust 2007-5 A4	5.378%		8/12/2048	45,755	47,203,191
Merrill Lynch/Countrywide Commercial Mortgage Trust 2007-7 A4	5.81%	#	6/12/2050	50,860	53,213,699

See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2011

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Capital I 2005-HQ5 AAB	5.037%		1/14/2042	$6,788	$7,006,408
Morgan Stanley Capital I 2005-HQ7 A4	5.374%	#	11/14/2042	18,320	20,202,945
Morgan Stanley Capital I 2005-HQ7 AAB	5.35%	#	11/14/2042	19,956	20,414,768
Morgan Stanley Capital I 2005-T19 A4A	4.89%		6/12/2047	16,000	17,498,240
Morgan Stanley Capital I 2006-HQ10 A2	5.283%		11/12/2041	21	21,291
Morgan Stanley Capital I 2006-T21 A2	5.09%		10/12/2052	6,875	6,870,688
Morgan Stanley Capital I 2007 IQ14 A5	5.696%		4/15/2049	740	757,501
Morgan Stanley Capital I 2007-HQ11 A4	5.447%		2/12/2044	16,503	17,662,593
Morgan Stanley Capital I 2007-HQ12 A3	5.783%	#	4/12/2049	35,700	37,388,985
Morgan Stanley Capital I 2007-HQ13 A3	5.569%		12/15/2044	42,861	44,747,948
Morgan Stanley Capital I 2007-IQ15 A4	6.08%	#	6/11/2049	75,435	81,053,127
Morgan Stanley Capital I 2007-IQ16 A4	5.809%		12/12/2049	24,100	26,322,104
Morgan Stanley Capital I 2011-C2 A2†	3.476%		6/15/2044	34,000	35,165,486
Morgan Stanley Dean Witter Capital I 2001-TOP3 A4	6.39%		7/15/2033	2,593	2,591,233
Morgan Stanley Dean Witter Capital I 2003-HQ2 A1	4.18%		3/12/2035	4,865	4,919,925
Morgan Stanley Re-REMIC Trust 2010-C30A A3A†	3.25%		12/17/2043	14,000	13,989,297
Morgan Stanley Re-REMIC Trust 2010-GG10 A4A†	5.984%	#	8/15/2045	27,834	30,799,921
RBSCF Trust 2010-MB1 A2†	3.686%		4/15/2024	67,900	71,614,198
RBSCF Trust 2010-RR4 WBCA†	5.509%		4/16/2047	13,600	14,856,994
Silverstone Master Issuer plc 2011-1A 1A†	1.96%	#	1/21/2055	20,000	20,021,360
Vornado DP LLC 2010-VNO A1†	2.97%		9/13/2028	31,599	32,270,410
Wachovia Bank Commercial Mortgage Trust 2002-C2 A4	4.98%		11/15/2034	17,362	17,742,357
Wachovia Bank Commercial Mortgage Trust 2003-C5 A1	2.986%		6/15/2035	679	678,969
Wachovia Bank Commercial Mortgage Trust 2003-C7 A1†	4.241%		10/15/2035	3,381	3,398,309
Wachovia Bank Commercial Mortgage Trust 2005-C18 APB	4.807%		4/15/2042	5,215	5,433,996
Wachovia Bank Commercial Mortgage Trust 2005-C19 A5	4.661%		5/15/2044	42,555	43,118,747
Wachovia Bank Commercial Mortgage Trust 2005-C20 A7	5.118%		7/15/2042	28,895	31,808,988
Wachovia Bank Commercial Mortgage Trust 2005-C20 B	5.41%	#	7/15/2042	22,051	19,072,715
Wachovia Bank Commercial Mortgage Trust 2005-C21 A4	5.379%	#	10/15/2044	38,000	41,766,522

See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION INCOME FUND November 30, 2011

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Wachovia Bank Commercial Mortgage Trust 2006-C23 AJ	5.515%		1/15/2045	$13,920	$10,903,926
Wachovia Bank Commercial Mortgage Trust 2006-C23 B	5.642%	#	1/15/2045	7,975	6,522,099
Wachovia Bank Commercial Mortgage Trust 2006-C24 AM	5.609%		3/15/2045	15,567	15,118,017
Wachovia Bank Commercial Mortgage Trust 2006-C26 A3	6.011%		6/15/2045	20,000	22,347,480
Wachovia Bank Commercial Mortgage Trust 2006-C27 A3	5.765%		7/15/2045	24,904	27,342,587
Wachovia Bank Commercial Mortgage Trust 2006-C27 AM	5.795%		7/15/2045	34,000	32,953,174
Wachovia Bank Commercial Mortgage Trust 2006-C28 A4	5.572%		10/15/2048	42,827	45,972,129
Wachovia Bank Commercial Mortgage Trust 2006-C28 AM	5.603%		10/15/2048	31,050	29,211,529
Wachovia Bank Commercial Mortgage Trust 2007-C30 A3	5.246%		12/15/2043	40,175	40,548,125
Wachovia Bank Commercial Mortgage Trust 2007-C32 A3	5.931%	#	6/15/2049	72,883	75,790,449
WF-RBS Commercial Mortgage Trust 2011-C2 A2†	3.791%		2/15/2044	45,160	47,448,573

Total Non-Agency Commercial Mortgage-Backed Securities (cost $4,246,155,445)					4,246,991,659

Total Long-Term Investments (cost $15,954,832,830)					15,946,687,035

SHORT-TERM INVESTMENTS 1.59%

Repurchase Agreements
Repurchase Agreement dated 11/30/2011, 0.01% due 12/1/2011 with Fixed Income Clearing Corp. collateralized by $3,735,000 of U.S. Treasury Note at 1.750% due 1/31/14 value: $3,875,063; proceeds: $3,797,247				3,797	3,797,246
Repurchase Agreement dated 11/30/2011, 0.07% due 12/1/2011 with Bank of America Corp. collateralized by $179,867,000 of U.S. Treasury Bond at 6.125% due 11/15/2027; value: $262,331,263; proceeds: $256,821,499				256,821	256,821,000

Total Short-Term Investments (cost $260,618,246)					260,618,246

Total Investments in Securities 99.17% (cost $16,215,451,076)					16,207,305,281

Cash, Foreign Cash and Other Assets in Excess of Liabilities(e) 0.83%					136,196,486

Net Assets 100.00%					$16,343,501,767

See Notes to Financial Statements.

Schedule of Investments (concluded)

SHORT DURATION INCOME FUND November 30, 2011

PIK	Payment-in-kind.
EUR	euro.
GBP	British pound.
#	Variable rate security. The interest rate represents the rate in effect at November 30, 2011.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
(a)	Securities have been fully or partially segregated to cover margin requirements for open futures contracts as of November 30, 2011.
(b)	Foreign security traded in U.S. dollars.
(c)	Floating Rate Loan. Generally pays interest at rates which are periodically re-determined at a margin above the London Inter-Bank Offered Rate (“LIBOR”) or other short-term rates. The rate shown is the rate(s) in effect at November 30, 2011.
(d)	Investment in non-U.S. dollar denominated securities.
(e)	Cash, Foreign Cash and Other Assets in Excess of Liabilities include net unrealized appreciation on open futures contracts and forward foreign currency exchange contracts as follows:

Insured or guaranteed by the indicated municipal bond insurance corporation or Federal agency:
AMBAC	AMBAC Assurance Corporation
FGIC	Financial Guaranty Insurance Company
NPFGC	NPFGC National Public Finance Guarantee Corporation

Open Futures Contracts at November 30, 2011:

Type	Expiration	Contracts	Position	Market Value	Unrealized Appreciation
U.S. 2-Year Treasury Note	March 2012	9,967	Long	$2,197,723,500	$604,698
U.S. 5-Year Treasury Note	March 2012	13,898	Short	(1,704,459,406)	156,333

Totals				$493,264,094	$761,031

Open Forward Foreign Currency Exchange Contracts at November 30, 2011:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation (Depreciation)
British pound	Buy	Barclays Bank plc	12/14/2011	552,121	$885,679	$866,127	$(19,552)
euro	Buy	Goldman Sachs	1/13/2012	4,305,000	5,915,931	5,787,008	(128,923)
British pound	Sell	UBS AG	12/12/2011	18,000,000	28,856,520	28,237,623	618,897
British pound	Sell	Barclays Bank plc	12/14/2011	2,764,121	4,370,186	4,336,154	34,032
euro	Sell	Goldman Sachs	1/13/2012	4,305,000	5,849,935	5,787,008	62,927
euro	Sell	PB Financial Services, Inc.	1/23/2012	4,646,045	6,405,037	6,246,032	159,005
euro	Sell	Morgan Stanley	1/30/2012	10,000,000	13,797,300	13,444,625	352,675
euro	Sell	Goldman Sachs	2/2/2012	1,373,810	1,901,215	1,847,086	54,129
euro	Sell	Goldman Sachs	2/2/2012	374,889	519,519	504,038	15,481
euro	Sell	Goldman Sachs	2/2/2012	9,080,381	12,711,989	12,208,568	503,421
euro	Sell	Morgan Stanley	2/14/2012	1,700,000	2,311,524	2,285,938	25,586
euro	Sell	Goldman Sachs	2/15/2012	900,000	1,223,164	1,210,215	12,949

Net Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$1,690,627

See Notes to Financial Statements.

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Statements of Assets and Liabilities

November 30, 2011

	Convertible Fund	Floating Rate Fund	High Yield Fund
ASSETS:
Investments in securities, at cost	$334,958,053	$3,077,445,126	$1,618,929,309
Investments in securities, at fair value	$320,783,335	$2,974,028,225	$1,575,157,072
Cash	–	1,990,287	–
Foreign cash, at value (cost $0, $0 and $5,422,970, respectively)	–	–	5,388,551
Receivables:
Interest and dividends	1,947,291	20,015,066	33,313,399
Investment securities sold	1,320,877	85,171,453	28,286,431
Capital shares sold	281,338	14,780,894	48,784,684
From advisor (See Note 3)	–	–	31,743
Unrealized appreciation on forward foreign currency exchange contracts	–	–	1,825,068
Prepaid expenses and other assets	33,564	215,283	79,146
Total assets	324,366,405	3,096,201,208	1,692,866,094
LIABILITIES:
Payables:
Investment securities purchased	1,418,506	56,978,157	65,752,256
Capital shares reacquired	928,741	46,495,344	4,103,406
12b-1 distribution fees	62,112	1,433,216	303,516
Management fee	186,504	1,182,537	771,359
Trustees’ fees	31,326	833	44,470
Fund administration	10,657	101,461	53,110
To affiliates (See Note 3)	10,127	16,977	68,534
Unrealized depreciation on forward foreign currency exchange contracts	–	–	224,250
Distributions payable	–	11,989,688	9,734,293
Accrued expenses and other liabilities	99,552	596,382	258,432
Total liabilities	2,747,525	118,794,595	81,313,626
NET ASSETS	$321,618,880	$2,977,406,613	$1,611,552,468
COMPOSITION OF NET ASSETS:
Paid-in capital	$350,718,755	$3,101,207,558	$1,649,642,052
Undistributed (distributions in excess of) net investment income	1,418,106	189,214	(1,323,950)
Accumulated net realized gain (loss) on investments and foreign currency related transactions	(16,343,263)	(20,573,258)	5,307,408
Net unrealized depreciation on investments and translation of assets and liabilities denominated in foreign currencies	(14,174,718)	(103,416,901)	(42,073,042)
Net Assets	$321,618,880	$2,977,406,613	$1,611,552,468

See Notes to Financial Statements.

Statements of Assets and Liabilities (continued)

November 30, 2011

	Convertible Fund	Floating Rate Fund	High Yield Fund

Net assets by class:
Class A Shares	$74,496,868	$1,151,104,787	$527,448,710
Class B Shares	$5,242,807	–	$17,620,111
Class C Shares	$50,035,464	$882,233,416	$182,993,817
Class F Shares	$34,226,604	$718,552,634	$207,688,942
Class I Shares	$156,798,884	$224,241,376	$657,158,111
Class P Shares	$26,098	–	$1,088,350
Class R2 Shares	$52,613	$81,986	$3,012,262
Class R3 Shares	$739,542	$1,192,414	$14,542,165
Outstanding shares by class (unlimited number of authorized shares of beneficial interest):
Class A Shares	7,209,226	128,231,971	72,013,682
Class B Shares	508,971	–	2,415,496
Class C Shares	4,866,373	98,206,197	25,103,100
Class F Shares	3,312,312	80,123,908	28,390,034
Class I Shares	15,118,627	24,966,742	89,363,243
Class P Shares	2,501	–	146,680
Class R2 Shares	5,045	9,121	408,974
Class R3 Shares	71,726	132,779	1,974,584
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$10.33	$8.98	$7.32
Class A Shares-Maximum offering price (Net asset value plus sales charge of 2.25%)	$10.57	$9.19	$7.49
Class B Shares-Net asset value	$10.30	–	$7.29
Class C Shares-Net asset value	$10.28	$8.98	$7.29
Class F Shares-Net asset value	$10.33	$8.97	$7.32
Class I Shares-Net asset value	$10.37	$8.98	$7.35
Class P Shares-Net asset value	$10.44	–	$7.42
Class R2 Shares-Net asset value	$10.43	$8.99	$7.37
Class R3 Shares-Net asset value	$10.31	$8.98	$7.36

See Notes to Financial Statements.

Statements of Assets and Liabilities (continued)

November 30, 2011

	Income Fund	Inflation Focused Fund	Short Duration Income Fund
ASSETS:
Investments in securities, at cost	$1,293,535,356	$135,084,186	$16,215,451,076
Investments in securities, at fair value	$1,321,192,185	$133,946,195	$16,207,305,281
Cash	6,143,760	3,924,236	22,972,660
Deposits with brokers for futures collateral	26,720	–	–
Foreign cash, at value (cost $264,174, $0 and $2,597,391, respectively)	263,756	–	2,589,094
Receivables:
Interest	18,309,976	1,366,774	171,919,688
Investment securities sold	62,274,378	1,569,399	165,208,185
Capital shares sold	14,351,487	1,003,242	138,685,599
From advisor (See Note 3)	–	685	–
Variation margin	844,156	11,758	1,378,381
Unrealized appreciation on forward foreign currency exchange contracts	754,271	–	1,839,102
Unrealized appreciation on swaps	–	45,255	–
Prepaid expenses and other assets	65,287	60,846	479,575
Total assets	1,424,225,976	141,928,390	16,712,377,565
LIABILITIES:
Payables:
Investment securities purchased	154,911,622	2,135,469	236,261,935
Capital shares reacquired	3,255,636	523,086	60,073,594
12b-1 distribution fees	384,109	34,002	7,187,933
Management fee	510,678	43,405	3,431,677
Trustees’ fees	681,643	–	–
Fund administration	40,854	4,341	529,342
To affiliates (See Note 3)	–	–	10,104
Offering costs	–	7,930	–
Unrealized depreciation on forward foreign currency exchange contracts	3,623,888	–	148,475
Unrealized depreciation on swaps	–	3,291,703	–
Distributions payable	5,439,241	499,646	59,246,738
Accrued expenses	244,583	164,772	1,986,000
Total liabilities	169,092,254	6,704,354	368,875,798
NET ASSETS	$1,255,133,722	$135,224,036	$16,343,501,767
COMPOSITION OF NET ASSETS:
Paid-in capital	$1,227,018,522	$141,387,623	$16,475,073,023
Undistributed (distributions in excess of) net investment income	(2,340,861)	63,306	1,570,043
Accumulated net realized gain (loss) on investments, futures contracts, swaps and foreign currency related transactions	4,858,345	(1,849,722)	(127,418,314)
Net unrealized appreciation (depreciation) on investments, futures contracts, swaps and translation of assets and liabilities denominated in foreign currencies	25,597,716	(4,377,171)	(5,722,985)
Net Assets	$1,255,133,722	$135,224,036	$16,343,501,767

See Notes to Financial Statements.

Statements of Assets and Liabilities (concluded)

November 30, 2011

	Income Fund	Inflation Focused Fund	Short Duration Income Fund

Net assets by class:
Class A Shares	$771,558,873	$101,695,293	$7,174,057,033
Class B Shares	$16,213,246	–	$42,946,955
Class C Shares	$215,051,168	$17,225,733	$4,608,098,432
Class F Shares	$199,531,332	$15,124,118	$3,853,609,951
Class I Shares	$49,234,249	$1,159,249	$642,022,237
Class R2 Shares	$313,854	$9,819	$4,882,544
Class R3 Shares	$3,231,000	$9,824	$17,884,615
Outstanding shares by class (unlimited number of authorized shares of beneficial interest):
Class A Shares	272,068,058	7,106,962	1,585,348,364
Class B Shares	5,712,594	–	9,477,200
Class C Shares	75,518,903	1,202,029	1,011,948,603
Class F Shares	70,384,532	1,056,239	852,312,733
Class I Shares	17,354,233	81,044	141,982,110
Class R2 Shares	109,709	686	1,078,337
Class R3 Shares	1,135,670	686.658	3,946,978
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$2.84	$14.31	$4.53
Class A Shares-Maximum offering price (Net asset value plus sales charge of 2.25%)	$2.91	$14.64	$4.63
Class B Shares-Net asset value	$2.84	–	$4.53
Class C Shares-Net asset value	$2.85	$14.33	$4.55
Class F Shares-Net asset value	$2.83	$14.32	$4.52
Class I Shares-Net asset value	$2.84	$14.30	$4.52
Class R2 Shares-Net asset value	$2.86	$14.31	$4.53
Class R3 Shares-Net asset value	$2.85	$14.31	$4.53

See Notes to Financial Statements.

Statements of Operations

For the Year Ended November 30, 2011

	Convertible Fund	Floating Rate Fund	High Yield Fund
Investment income:
Dividends (net of foreign withholding taxes of $105, $0 and $0, respectively)	$4,305,290	$–	$321,332
Interest and other	6,999,041	203,009,660	115,451,475
Total investment income	11,304,331	203,009,660	115,772,807
Expenses:
Management fee	2,294,736	16,545,710	8,354,844
12b-1 distribution plan-Class A	221,761	2,986,553	1,062,194
12b-1 distribution plan-Class B	77,899	–	217,424
12b-1 distribution plan-Class C	520,994	9,027,260	1,487,689
12b-1 distribution plan-Class F	51,712	915,197	169,146
12b-1 distribution plan-Class P	238	–	4,895
12b-1 distribution plan-Class R2	259	2,038	17,028
12b-1 distribution plan-Class R3	4,331	4,715	56,847
Shareholder servicing	245,695	2,508,733	970,862
Professional	(287,289)	105,884	61,913
Reports to shareholders	31,688	350,300	116,699
Fund administration	131,128	1,426,285	571,261
Custody	10,607	146,953	43,037
Trustees’ fees	1,848	16,669	5,527
Registration	90,075	607,347	193,655
Subsidy (See Note 3)	22,151	211,300	857,180
Other	12,045	198,916	37,618
Gross expenses	3,429,878	35,053,860	14,227,819
Expense reductions (See Note 7)	(337)	(3,638)	(961)
Management fee waived (See Note 3)	–	–	(186,000)
12b-1 distribution plan-Class A reimbursed (See Note 3)	–	–	(100,360)
Net expenses	3,429,541	35,050,222	13,940,498
Net investment income	7,874,790	167,959,438	101,832,309
Net realized and unrealized gain (loss):
Net realized gain (loss) on investments and foreign currency related transactions	13,579,139	(20,487,964)	25,992,428
Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	(40,854,011)	(139,132,260)	(98,360,113)
Net realized and unrealized loss	(27,274,872)	(159,620,224)	(72,367,685)
Increase (Decrease) in Net Assets Resulting From Operations	$(19,400,082)	$8,339,214	$29,464,624

See Notes to Financial Statements.

Statements of Operations (concluded)

For the Year Ended November 30, 2011

	Income Fund	Inflation Focused Fund*	Short Duration Income Fund
Investment income:
Interest and other	$59,568,483	$2,096,946	$512,146,382
Total investment income	59,568,483	2,096,946	512,146,382
Expenses:
Management fee	5,330,473	269,080	35,464,539
12b-1 distribution plan-Class A	1,394,847	107,592	12,095,842
12b-1 distribution plan-Class B	183,152	–	464,993
12b-1 distribution plan-Class C	1,572,182	60,323	37,275,357
12b-1 distribution plan-Class F	127,652	6,926	3,068,138
12b-1 distribution plan-Class R2	3,302	36	20,733
12b-1 distribution plan-Class R3	10,682	31	67,058
Shareholder servicing	1,055,238	109,905	8,243,875
Professional	57,073	53,261	119,802
Reports to shareholders	86,495	19,928	1,105,583
Fund administration	426,438	26,908	5,434,326
Custody	58,162	12,727	209,208
Trustees’ fees	2,162	332	(1,545)
Registration	147,560	40,484	1,895,136
Subsidy (See Note 3)	–	–	17,033
Offering costs	–	23,425	–
Other	23,806	5,278	229,547
Gross expenses	10,479,224	736,236	105,709,625
Expense reductions (See Note 7)	(1,078)	(45)	(13,559)
Management fee waived (See Note 3)	–	(253,426)	–
Net expenses	10,478,146	482,765	105,696,066
Net investment income	49,090,337	1,614,181	406,450,316
Net realized and unrealized gain (loss):
Net realized gain (loss) on investments, futures contracts, swaps and foreign currency related transactions	14,305,552	(696,664)	77,194,237
Net change in unrealized appreciation/depreciation on investments, futures contracts, swaps and translation of assets and liabilities denominated in foreign currencies	(21,157,194)	(4,377,171)	(202,473,267)
Net realized and unrealized loss	(6,851,642)	(5,073,835)	(125,279,030)
Increase (Decrease) in Net Assets Resulting From Operations	$42,238,695	$(3,459,654)	$281,171,286

*	For the period April 20, 2011 (commencement of operations) to November 30, 2011.

See Notes to Financial Statements.

Statements of Changes in Net Assets

	Convertible Fund
INCREASE (DECREASE) IN NET ASSETS	For the Year Ended November 30, 2011	For the Year Ended November 30, 2010
Operations:
Net investment income	$7,874,790	$8,977,967
Net realized gain on investments	13,579,139	23,257,942
Net change in unrealized appreciation/depreciation on investments	(40,854,011)	6,161,354
Net increase (decrease) in net assets resulting from operations	(19,400,082)	38,397,263
Distributions to shareholders from:
Net investment income
Class A	(3,106,435)	(3,563,795)
Class B	(203,570)	(384,271)
Class C	(1,549,396)	(2,029,544)
Class F	(1,626,834)	(1,062,891)
Class I	(3,660,218)	(6,395,547)
Class P	(1,731)	(3,743)
Class R2	(1,128)	(1,226)
Class R3	(25,378)	(30,822)
Total distributions to shareholders	(10,174,690)	(13,471,839)
Capital share transactions (Net of share conversions) (See Note 11):
Net proceeds from sales of shares	248,138,955	95,201,445
Reinvestment of distributions	8,081,679	9,265,324
Cost of shares reacquired	(184,827,363)	(205,118,926)
Net increase (decrease) in net assets resulting from capital share transactions	71,393,271	(100,652,157)
Net increase (decrease) in net assets	41,818,499	(75,726,733)
NET ASSETS:
Beginning of year	$279,800,381	$355,527,114
End of year	$321,618,880	$279,800,381
Undistributed net investment income	$1,418,106	$950,696

See Notes to Financial Statements.

Statements of Changes in Net Assets (continued)

	Floating Rate Fund
INCREASE IN NET ASSETS	For the Year Ended November 30, 2011	For the Year Ended November 30, 2010
Operations:
Net investment income	$167,959,438	$81,386,984
Net realized gain (loss) on investments	(20,487,964)	16,192,055
Net change in unrealized appreciation/depreciation on investments	(139,132,260)	23,997,030
Net increase in net assets resulting from operations	8,339,214	121,576,069
Distributions to shareholders from:
Net investment income
Class A	(72,628,582)	(36,270,676)
Class C	(39,671,556)	(18,415,956)
Class F	(45,399,075)	(20,683,625)
Class I	(10,087,131)	(6,006,694)
Class R2	(15,134)	(682)
Class R3	(43,902)	(9,393)
Net realized gain
Class A	(6,777,591)	(2,062,328)
Class C	(4,152,884)	(1,020,792)
Class F	(4,090,125)	(682,521)
Class I	(816,010)	(373,827)
Class R2	(2,727)	(77)
Class R3	(2,664)	(157)
Total distributions to shareholders	(183,687,381)	(85,526,728)
Capital share transactions (See Note 11):
Net proceeds from sales of shares	2,854,256,360	2,549,440,651
Reinvestment of distributions	127,475,089	59,324,024
Cost of shares reacquired	(2,440,642,625)	(501,035,504)
Net increase in net assets resulting from capital share transactions	541,088,824	2,107,729,171
Net increase in net assets	365,740,657	2,143,778,512
NET ASSETS:
Beginning of year	$2,611,665,956	$467,887,444
End of year	$2,977,406,613	$2,611,665,956
Undistributed net investment income	$189,214	$36,150

See Notes to Financial Statements.

Statements of Changes in Net Assets (continued)

	High Yield Fund
INCREASE IN NET ASSETS	For the Year Ended November 30, 2011	For the Year Ended November 30, 2010
Operations:
Net investment income	$101,832,309	$77,100,798
Net realized gain on investments and foreign currency related transactions	25,992,428	47,862,607
Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	(98,360,113)	10,289,282
Net increase in net assets resulting from operations	29,464,624	135,252,687
Distributions to shareholders from:
Net investment income
Class A	(35,160,666)	(28,525,249)
Class B	(1,450,686)	(2,018,952)
Class C	(10,918,491)	(7,612,812)
Class F	(12,695,508)	(4,604,736)
Class I	(44,675,155)	(36,252,144)
Class P	(78,339)	(61,019)
Class R2	(200,800)	(99,905)
Class R3	(816,231)	(351,151)
Total distributions to shareholders	(105,995,876)	(79,525,968)
Capital share transactions (Net of share conversions) (See Note 11):
Net proceeds from sales of shares	1,028,498,127	664,042,814
Reinvestment of distributions	84,693,612	70,130,893
Cost of shares reacquired	(650,325,270)	(346,394,804)
Net increase in net assets resulting from capital share transactions	462,866,469	387,778,903
Net increase in net assets	386,335,217	443,505,622
NET ASSETS:
Beginning of year	$1,225,217,251	$781,711,629
End of year	$1,611,552,468	$1,225,217,251
Distributions in excess of net investment income	$(1,323,950)	$(296,145)

See Notes to Financial Statements.

Statements of Changes in Net Assets (continued)

	Income Fund
INCREASE IN NET ASSETS	For the Year Ended November 30, 2011	For the Year Ended November 30, 2010
Operations:
Net investment income	$49,090,337	$45,369,873
Net realized gain on investments, futures contracts and foreign currency related transactions	14,305,552	53,231,011
Net change in unrealized appreciation/depreciation on investments, futures contracts and translations of assets and liabilities denominated in foreign currencies	(21,157,194)	(10,885,876)
Net increase in net assets resulting from operations	42,238,695	87,715,008
Distributions to shareholders from:
Net investment income
Class A	(36,711,994)	(36,096,825)
Class B	(823,162)	(1,244,908)
Class C	(8,202,391)	(6,618,087)
Class F	(6,793,037)	(3,248,838)
Class I	(2,128,356)	(1,028,585)
Class R2	(26,979)	(716)
Class R3	(111,081)	(18,818)
Total distributions to shareholders	(54,797,000)	(48,256,777)
Capital share transactions (Net of share conversions) (See Note 11):
Net proceeds from sales of shares	590,887,423	402,576,658
Reinvestment of distributions	40,240,320	38,209,636
Cost of shares reacquired	(369,528,473)	(222,496,631)
Net increase in net assets resulting from capital share transactions	261,599,270	218,289,663
Net increase in net assets	249,040,965	257,747,894
NET ASSETS:
Beginning of year	$1,006,092,757	$748,344,863
End of year	$1,255,133,722	$1,006,092,757
Distributions in excess of net investment income	$(2,340,861)	$(1,967,060)

See Notes to Financial Statements.

Statements of Changes in Net Assets (continued)

Inflation Focused Fund
INCREASE IN NET ASSETS	For the Period Ended November 30, 2011*
Operations:
Net investment income	$1,614,181
Net realized loss on investments, futures contracts and swaps	(696,664)
Net change in unrealized appreciation/depreciation on investments, futures contracts and swaps	(4,377,171)
Net decrease in net assets resulting from operations	(3,459,654)
Distributions to shareholders from:
Net investment income
Class A	(2,230,869)
Class C	(210,944)
Class F	(302,837)
Class I	(22,810)
Class R2	(223)
Class R3	(229)
Total distributions to shareholders	(2,767,912)
Capital share transactions (See Note 11):
Net proceeds from sales of shares	187,629,756
Reinvestment of distributions	1,828,630
Cost of shares reacquired	(48,006,784)
Net increase in net assets resulting from capital share transactions	141,451,602
Net increase in net assets	135,224,036
NET ASSETS:
Beginning of period	$–
End of period	$135,224,036
Undistributed net investment income	$63,306

*	For the period April 20, 2011 (commencement of operations) to November 30, 2011.

See Notes to Financial Statements.

Statements of Changes in Net Assets (concluded)

	Short Duration Income Fund
INCREASE IN NET ASSETS	For the Year Ended November 30, 2011	For the Year Ended November 30, 2010
Operations:
Net investment income	$406,450,316	$261,901,872
Net realized gain on investments, futures contracts and foreign currency related transactions	77,194,237	75,025,269
Net change in unrealized appreciation/depreciation on investments, futures contracts and translations of assets and liabilities denominated in foreign currencies	(202,473,267)	101,705,416
Net increase in net assets resulting from operations	281,171,286	438,632,557
Distributions to shareholders from:
Net investment income
Class A	(266,609,004)	(157,983,832)
Class B	(1,684,944)	(1,753,240)
Class C	(147,332,108)	(81,105,924)
Class F	(138,275,193)	(62,960,646)
Class I	(18,500,729)	(7,661,612)
Class R2	(139,901)	(32,914)
Class R3	(577,911)	(205,174)
Net realized gain
Class A	(28,744,493)	(7,656,022)
Class B	(269,282)	(136,857)
Class C	(19,217,438)	(4,243,906)
Class F	(13,055,034)	(2,077,701)
Class I	(1,377,235)	(253,051)
Class R2	(9,859)	(845)
Class R3	(72,999)	(6,728)
Total distributions to shareholders	(635,866,130)	(326,078,452)
Capital share transactions (Net of share conversions) (See Note 11):
Net proceeds from sales of shares	10,423,923,504	10,025,179,778
Reinvestment of distributions	459,004,066	239,951,592
Cost of shares reacquired	(5,664,039,528)	(2,777,132,624)
Net increase in net assets resulting from capital share transactions	5,218,888,042	7,487,998,746
Net increase in net assets	4,864,193,198	7,600,552,851
NET ASSETS:
Beginning of year	$11,479,308,569	$3,878,755,718
End of year	$16,343,501,767	$11,479,308,569
Undistributed net investment income	$1,570,043	$1,061,298

See Notes to Financial Statements.

Financial Highlights

CONVERTIBLE FUND

	Class A Shares
	Year Ended 11/30
	2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of year	$11.24	$10.30	$ 7.94	$12.96	$12.48

Investment operations:

Net investment income(a)	.28	.33	.32	.27	.19

Net realized and unrealized gain (loss)	(.82)	1.08	2.52	(4.66)	.99

Total from investment operations	(.54)	1.41	2.84	(4.39)	1.18

Distributions to shareholders from:

Net investment income	(.37)	(.47)	(.48)	(.41)	(.50)

Net realized gain	–	–	–	(.22)	(.20)

Total distributions	(.37)	(.47)	(.48)	(.63)	(.70)

Net asset value, end of year	$10.33	$11.24	$10.30	$ 7.94	$12.96

Total Return(b)	(5.07)%	14.12%	37.19%	(35.49)%	9.86%

Ratios to Average Net Assets:

Expenses, including expense reductions	.99%	1.41%	1.23%	1.23%	1.22%

Expenses, excluding expense reductions	.99%	1.41%	1.23%	1.23%	1.23%

Net investment income	2.43%	3.05%	3.57%	2.39%	1.48%

Supplemental Data:
Net assets, end of year (000)	$74,497	$80,399	$79,880	$68,596	$108,059

Portfolio turnover rate	64.09%	47.60%	106.61%	97.47%	91.42%

(a)	Calculated using average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

See Notes to Financial Statements.

Financial Highlights (continued)

CONVERTIBLE FUND

	Class B Shares
	Year Ended 11/30
	2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of year	$11.20	$10.27	$ 7.92	$12.91	$12.43

Investment operations:

Net investment income(a)	.20	.26	.26	.19	.10

Net realized and unrealized gain (loss)	(.82)	1.07	2.52	(4.63)	1.00

Total from investment operations	(.62)	1.33	2.78	(4.44)	1.10

Distributions to shareholders from:

Net investment income	(.28)	(.40)	(.43)	(.33)	(.42)

Net realized gain	–	–	–	(.22)	(.20)

Total distributions	(.28)	(.40)	(.43)	(.55)	(.62)

Net asset value, end of year	$10.30	$11.20	$10.27	$ 7.92	$12.91

Total Return(b)	(5.78)%	13.30%	36.26%	(35.84)%	9.18%

Ratios to Average Net Assets:

Expenses, including expense reductions	1.75%	2.05%	1.88%	1.88%	1.87%

Expenses, excluding expense reductions	1.75%	2.05%	1.88%	1.88%	1.88%

Net investment income	1.71%	2.42%	2.92%	1.72%	.81%

Supplemental Data:
Net assets, end of year (000)	$5,243	$8,915	$10,207	$8,918	$15,933

Portfolio turnover rate	64.09%	47.60%	106.61%	97.47%	91.42%

(a)	Calculated using average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

See Notes to Financial Statements.

Financial Highlights (continued)

CONVERTIBLE FUND

	Class C Shares
	Year Ended 11/30
	2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of year	$11.18	$10.25	$ 7.91	$12.90	$12.43

Investment operations:

Net investment income(a)	.21	.26	.26	.19	.10

Net realized and unrealized gain (loss)	(.81)	1.08	2.51	(4.63)	.99

Total from investment operations	(.60)	1.34	2.77	(4.44)	1.09

Distributions to shareholders from:

Net investment income	(.30)	(.41)	(.43)	(.33)	(.42)

Net realized gain	–	–	–	(.22)	(.20)

Total distributions	(.30)	(.41)	(.43)	(.55)	(.62)

Net asset value, end of year	$10.28	$11.18	$10.25	$ 7.91	$12.90

Total Return(b)	(5.62)%	13.34%	36.20%	(35.85)%	9.11%

Ratios to Average Net Assets:

Expenses, including expense reductions	1.64%	2.05%	1.88%	1.88%	1.87%

Expenses, excluding expense reductions	1.64%	2.05%	1.88%	1.88%	1.88%

Net investment income	1.81%	2.41%	2.93%	1.73%	.82%

Supplemental Data:
Net assets, end of year (000)	$50,035	$55,798	$52,049	$40,304	$68,585

Portfolio turnover rate	64.09%	47.60%	106.61%	97.47%	91.42%

(a)	Calculated using average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

See Notes to Financial Statements.

Financial Highlights (continued)

CONVERTIBLE FUND

	Class F Shares
	Year Ended 11/30				9/28/2007(a) to 11/30/2007
	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$11.24	$10.31	$ 7.95	$12.96	$12.86

Investment operations:

Net investment income(b)	.29	.35	.37	.32	.05

Net realized and unrealized gain (loss)	(.81)	1.08	2.50	(4.67)	.05

Total from investment operations	(.52)	1.43	2.87	(4.35)	.10

Distributions to shareholders from:

Net investment income	(.39)	(.50)	(.51)	(.44)	–

Net realized gain	–	–	–	(.22)	–

Total distributions	(.39)	(.50)	(.51)	(.66)	–

Net asset value, end of period	$10.33	$11.24	$10.31	$ 7.95	$12.96

Total Return(c)	(4.92)%	14.29%	37.52%	(35.23)%	.78	%(d)

Ratios to Average Net Assets:

Expenses, including expense reductions	.86%	1.17%	.98%	.98%	.16	%(d)

Expenses, excluding expense reductions	.86%	1.17%	.98%	.98%	.17	%(d)

Net investment income	2.55%	3.30%	3.88%	3.09%	.35	%(d)

Supplemental Data:
Net assets, end of period (000)	$34,227	$31,141	$18,003	$688	$10

Portfolio turnover rate	64.09%	47.60%	106.61%	97.47%	91.42%

(a)	Commencement of operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

CONVERTIBLE FUND

	Class I Shares
	Year Ended 11/30
	2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of year	$11.28	$10.34	$ 7.97	$13.00	$12.52

Investment operations:

Net investment income(a)	.30	.36	.36	.31	.23

Net realized and unrealized gain (loss)	(.81)	1.09	2.52	(4.67)	.99

Total from investment operations	(.51)	1.45	2.88	(4.36)	1.22

Distributions to shareholders from:

Net investment income	(.40)	(.51)	(.51)	(.45)	(.54)

Net realized gain	–	–	–	(.22)	(.20)

Total distributions	(.40)	(.51)	(.51)	(.67)	(.74)

Net asset value, end of year	$10.37	$11.28	$10.34	$ 7.97	$13.00

Total Return(b)	(4.81)%	14.46%	37.65%	(35.22)%	10.21%

Ratios to Average Net Assets:

Expenses, including expense reductions	.80%	1.02%	.88%	.88%	.87%

Expenses, excluding expense reductions	.80%	1.02%	.88%	.88%	.88%

Net investment income	2.68%	3.41%	3.94%	2.78%	1.86%

Supplemental Data:
Net assets, end of year (000)	$156,799	$102,611	$194,617	$128,463	$177,183

Portfolio turnover rate	64.09%	47.60%	106.61%	97.47%	91.42%

(a)	Calculated using average shares outstanding during the year.
(b)	Total return assumes the reinvestment of all distributions.

See Notes to Financial Statements.

Financial Highlights (continued)

CONVERTIBLE FUND

	Class P Shares
	Year Ended 11/30
	2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of year	$11.33	$10.38	$ 8.00	$13.03	$12.49

Investment operations:

Net investment income(a)	.29	.32	.32	.25	.11

Net realized and unrealized gain (loss)	(.86)	1.09	2.54	(4.68)	1.06

Total from investment operations	(.57)	1.41	2.86	(4.43)	1.17

Distributions to shareholders from:

Net investment income	(.32)	(.46)	(.48)	(.38)	(.43)

Net realized gain	–	–	–	(.22)	(.20)

Total distributions	(.32)	(.46)	(.48)	(.60)	(.63)

Net asset value, end of year	$10.44	$11.33	$10.38	$ 8.00	$13.03

Total Return(b)	(5.23)%	13.99%	37.03%	(35.52)%	9.71%

Ratios to Average Net Assets:

Expenses, including expense reductions	1.06%	1.51%	1.32%	1.33%	1.33%

Expenses, excluding expense reductions	1.06%	1.51%	1.32%	1.33%	1.34%

Net investment income	2.45%	2.96%	3.49%	2.16%	.88%

Supplemental Data:
Net assets, end of year (000)	$26	$94	$82	$59	$213

Portfolio turnover rate	64.09%	47.60%	106.61%	97.47%	91.42%

(a)	Calculated using average shares outstanding during the year.
(b)	Total return assumes the reinvestment of all distributions.

See Notes to Financial Statements.

Financial Highlights (continued)

CONVERTIBLE FUND

	Class R2 Shares
	Year Ended 11/30				9/28/2007(a) to 11/30/2007
	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$11.34	$10.40	$ 7.99	$12.95	$12.86

Investment operations:

Net investment income(b)	.23	.29	.35	.30	.04

Net realized and unrealized gain (loss)	(.80)	1.10	2.53	(4.66)	.05

Total from investment operations	(.57)	1.39	2.88	(4.36)	.09

Distributions to shareholders from:

Net investment income	(.34)	(.45)	(.47)	(.38)	–

Net realized gain	–	–	–	(.22)	–

Total distributions	(.34)	(.45)	(.47)	(.60)	–

Net asset value, end of period	$10.43	$11.34	$10.40	$ 7.99	$12.95

Total Return(c)	(5.30)%	13.68%	37.35%	(35.20)%	.70	%(d)

Ratios to Average Net Assets:

Expenses, including expense reductions	1.38%	1.63%	1.26%	.98%	.24	%(d)

Expenses, excluding expense reductions	1.38%	1.63%	1.26%	.98%	.25	%(d)

Net investment income	2.06%	2.68%	3.63%	2.65%	.28	%(d)

Supplemental Data:
Net assets, end of period (000)	$53	$21	$46	$7	$10

Portfolio turnover rate	64.09%	47.60%	106.61%	97.47%	91.42%

(a)	Commencement of operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (concluded)

CONVERTIBLE FUND

	Class R3 Shares
	Year Ended 11/30				9/28/2007(a) to 11/30/2007
	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$11.21	$10.28	$ 7.94	$12.96	$12.86

Investment operations:

Net investment income(b)	.25	.31	.33	.27	.04

Net realized and unrealized gain (loss)	(.81)	1.08	2.49	(4.67)	.06

Total from investment operations	(.56)	1.39	2.82	(4.40)	.10

Distributions to shareholders from:

Net investment income	(.34)	(.46)	(.48)	(.40)	–

Net realized gain	–	–	–	(.22)	–

Total distributions	(.34)	(.46)	(.48)	(.62)	–

Net asset value, end of period	$10.31	$11.21	$10.28	$ 7.94	$12.96

Total Return(c)	(5.25)%	13.90%	36.90%	(35.53)%	.78	%(d)

Ratios to Average Net Assets:

Expenses, including expense reductions	1.27%	1.57%	1.37%	1.36%	.22	%(d)

Expenses, excluding expense reductions	1.27%	1.57%	1.37%	1.37%	.23	%(d)

Net investment income	2.18%	2.90%	3.50%	2.43%	.29	%(d)

Supplemental Data:
Net assets, end of period (000)	$740	$821	$642	$90	$10

Portfolio turnover rate	64.09%	47.60%	106.61%	97.47%	91.42%

(a)	Commencement of operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.

Financial Highlights

FLOATING RATE FUND

	Class A Shares
	Year Ended 11/30			12/14/2007(a) to 11/30/2008
	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$9.33	$9.07	$7.53	$10.00

Investment operations:

Net investment income(b)	.45	.47	.54	.51

Net realized and unrealized gain (loss)	(.30)	.34	1.54	(2.46)

Total from investment operations	.15	.81	2.08	(1.95)

Distributions to shareholders from:

Net investment income	(.45)	(.48)	(.54)	(.52)

Net realized gain	(.05)	(.07)	–	–

Total distributions	(.50)	(.55)	(.54)	(.52)

Net asset value, end of period	$8.98	$9.33	$9.07	$ 7.53

Total Return(c)	1.65%	9.17%	28.31%	(20.36	)%(d)

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.82%	.83%	.83%	.70	%(d)

Expenses, including expense reductions, management fee waived and expenses reimbursed	.82%	.83%	.83%	.70	%(d)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.82%	.85%	1.07%	1.14	%(d)

Net investment income	4.86%	5.10%	6.23%	5.57	%(d)

Supplemental Data:
Net assets, end of period (000)	$1,151,105	$1,104,145	$230,835	$31,257

Portfolio turnover rate	93.56%	46.48%	89.76%	52.39%

(a)	Commencement of operations and SEC effective date was 12/14/2007. The shares first became available to the public on 1/2/2008.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

FLOATING RATE FUND

	Class C Shares
	Year Ended 11/30			12/14/2007(a) to 11/30/2008
	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$9.34	$9.07	$7.53	$10.00

Investment operations:

Net investment income(b)	.38	.40	.49	.44

Net realized and unrealized gain (loss)	(.31)	.35	1.53	(2.46)

Total from investment operations	.07	.75	2.02	(2.02)

Distributions to shareholders from:

Net investment income	(.38)	(.41)	(.48)	(.45)

Net realized gain	(.05)	(.07)	–	–

Total distributions	(.43)	(.48)	(.48)	(.45)

Net asset value, end of period	$8.98	$9.34	$9.07	$ 7.53

Total Return(c)	.79%	8.46%	27.48%	(20.95	)%(d)

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	1.56%	1.60%	1.47%	1.33	%(d)

Expenses, including expense reductions, management fee waived and expenses reimbursed	1.56%	1.60%	1.47%	1.32	%(d)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	1.56%	1.61%	1.71%	1.69	%(d)

Net investment income	4.14%	4.32%	5.55%	4.87	%(d)

Supplemental Data:
Net assets, end of period (000)	$882,233	$691,302	$111,851	$7,288

Portfolio turnover rate	93.56%	46.48%	89.76%	52.39%

(a)	Commencement of operations and SEC effective date was 12/14/2007. The shares first became available to the public on 1/2/2008.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

FLOATING RATE FUND

	Class F Shares
	Year Ended 11/30			12/14/2007(a) to 11/30/2008
	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$9.32	$9.06	$7.53	$10.00

Investment operations:

Net investment income(b)	.46	.48	.58	.54

Net realized and unrealized gain (loss)	(.30)	.34	1.51	(2.47)

Total from investment operations	.16	.82	2.09	(1.93)

Distributions to shareholders from:

Net investment income	(.46)	(.49)	(.56)	(.54)

Net realized gain	(.05)	(.07)	–	–

Total distributions	(.51)	(.56)	(.56)	(.54)

Net asset value, end of period	$8.97	$9.32	$9.06	$ 7.53

Total Return(c)	1.74%	9.30%	28.45%	(20.16	)%(d)

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.72%	.72%	.59%	.47	%(d)

Expenses, including expense reductions, management fee waived and expenses reimbursed	.72%	.72%	.59%	.46	%(d)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.72%	.74%	.82%	1.36	%(d)

Net investment income	4.96%	5.20%	6.54%	5.85	%(d)

Supplemental Data:
Net assets, end of period (000)	$718,553	$674,403	$77,233	$27

Portfolio turnover rate	93.56%	46.48%	89.76%	52.39%

(a)	Commencement of operations and SEC effective date was 12/14/2007. The shares first became available to the public on 1/2/2008.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

FLOATING RATE FUND

	Class I Shares
	Year Ended 11/30			12/14/2007(a) to 11/30/2008
	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$9.34	$9.07	$7.53	$10.00

Investment operations:

Net investment income(b)	.47	.50	.57	.57

Net realized and unrealized gain (loss)	(.31)	.35	1.54	(2.49)

Total from investment operations	.16	.85	2.11	(1.92)

Distributions to shareholders from:

Net investment income	(.47)	(.51)	(.57)	(.55)

Net realized gain	(.05)	(.07)	–	–

Total distributions	(.52)	(.58)	(.57)	(.55)

Net asset value, end of period	$8.98	$9.34	$9.07	$ 7.53

Total Return(c)	1.74%	9.58%	28.85%	(20.06	)%(d)

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.63%	.62%	.47%	.36	%(d)

Expenses, including expense reductions, management fee waived and expenses reimbursed	.63%	.62%	.47%	.36	%(d)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.63%	.64%	.75%	.88	%(d)

Net investment income	5.09%	5.42%	6.71%	6.02	%(d)

Supplemental Data:
Net assets, end of period (000)	$224,241	$141,380	$47,939	$34,193

Portfolio turnover rate	93.56%	46.48%	89.76%	52.39%

(a)	Commencement of operations and SEC effective date was 12/14/2007. The shares first became available to the public on 1/2/2008.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

FLOATING RATE FUND

	Class R2 Shares
	Year Ended 11/30			12/14/2007(a) to 11/30/2008
	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$9.34	$9.07	$7.53	$10.00

Investment operations:

Net investment income(b)	.42	.49	.57	.51

Net realized and unrealized gain (loss)	(.30)	.35	1.55	(2.48)

Total from investment operations	.12	.84	2.12	(1.97)

Distributions to shareholders from:

Net investment income	(.42)	(.50)	(.58)	(.50)

Net realized gain	(.05)	(.07)	–	–

Total distributions	(.47)	(.57)	(.58)	(.50)

Net asset value, end of period	$8.99	$9.34	$9.07	$ 7.53

Total Return(c)	1.25%	9.48%	28.86%	(20.52	)%(d)

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	1.21%	.76%	.45%	.93	%(d)

Expenses, including expense reductions, management fee waived and expenses reimbursed	1.21%	.76%	.45%	.92	%(d)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	1.21%	.80%	.73%	2.13	%(d)

Net investment income	4.45%	5.32%	6.74%	5.47	%(d)

Supplemental Data:
Net assets, end of period (000)	$82	$12	$10	$8

Portfolio turnover rate	93.56%	46.48%	89.76%	52.39%

(a)	Commencement of operations and SEC effective date was 12/14/2007. The shares first became available to the public on 1/2/2008.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (concluded)

FLOATING RATE FUND

	Class R3 Shares
	Year Ended 11/30			12/14/2007(a) to 11/30/2008
	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$9.34	$9.07	$7.53	$10.00

Investment operations:

Net investment income(b)	.43	.45	.57	.52

Net realized and unrealized gain (loss)	(.31)	.35	1.54	(2.48)

Total from investment operations	.12	.80	2.11	(1.96)

Distributions to shareholders from:

Net investment income	(.43)	(.46)	(.57)	(.51)

Net realized gain	(.05)	(.07)	–	–

Total distributions	(.48)	(.53)	(.57)	(.51)

Net asset value, end of period	$8.98	$9.34	$9.07	$ 7.53

Total Return(c)	1.25%	9.06%	28.81%	(20.45	)%(d)

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	1.13%	1.13%	.51%	.84	%(d)

Expenses, including expense reductions, management fee waived and expenses reimbursed	1.13%	1.13%	.51%	.83	%(d)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	1.13%	1.15%	.79%	2.08	%(d)

Net investment income	4.64%	4.87%	6.69%	5.56	%(d)

Supplemental Data:
Net assets, end of period (000)	$1,192	$424	$19	$8

Portfolio turnover rate	93.56%	46.48%	89.76%	52.39%

(a)	Commencement of operations and SEC effective date was 12/14/2007. The shares first became available to the public on 1/2/2008.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.

Financial Highlights

HIGH YIELD FUND

	Class A Shares
	Year Ended 11/30
	2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of year	$7.69	$7.22	$5.15	$7.74	$8.08

Investment operations:

Net investment income(a)	.55	.61	.64	.56	.56

Net realized and unrealized gain (loss)	(.34)	.49	2.07	(2.56)	(.27)

Total from investment operations	.21	1.10	2.71	(2.00)	.29

Distributions to shareholders from:

Net investment income	(.58)	(.63)	(.64)	(.59)	(.63)

Net asset value, end of year	$7.32	$7.69	$7.22	$5.15	$7.74

Total Return(b)	2.52%	15.79%	54.92%	(27.59)%	3.52%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and 12b-1 distribution fees reimbursed	.97%	.98%	1.01%	1.27%	1.23%

Expenses, including expense reductions, management fee waived and 12b-1 distribution fees reimbursed	.97%	.98%	1.01%	1.27%	1.23%

Expenses, excluding expense reductions, management fee waived and 12b-1 distribution fees reimbursed	1.01%	1.16%	1.24%	1.27%	1.23%

Net investment income	7.11%	8.06%	9.81%	7.89%	6.97%

Supplemental Data:
Net assets, end of year (000)	$527,449	$422,609	$294,169	$62,454	$101,386

Portfolio turnover rate	112.24%	87.78%	126.34%	98.56%	96.74%

(a)	Calculated using average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

See Notes to Financial Statements.

Financial Highlights (continued)

HIGH YIELD FUND

	Class B Shares
	Year Ended 11/30
	2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of year	$7.66	$7.19	$5.14	$7.71	$8.05

Investment operations:

Net investment income(a)	.49	.55	.58	.51	.51

Net realized and unrealized gain (loss)	(.35)	.49	2.06	(2.55)	(.28)

Total from investment operations	.14	1.04	2.64	(2.04)	.23

Distributions to shareholders from:

Net investment income	(.51)	(.57)	(.59)	(.53)	(.57)

Net asset value, end of year	$7.29	$7.66	$7.19	$5.14	$7.71

Total Return(b)	1.85%	14.92%	53.45%	(27.96)%	2.83%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived	1.77%	1.78%	1.89%	1.92%	1.88%

Expenses, including expense reductions and management fee waived	1.77%	1.78%	1.89%	1.92%	1.88%

Expenses, excluding expense reductions and management fee waived	1.78%	1.82%	1.89%	1.92%	1.88%

Net investment income	6.38%	7.36%	9.20%	7.22%	6.33%

Supplemental Data:
Net assets, end of year (000)	$17,620	$25,815	$25,313	$14,481	$27,186

Portfolio turnover rate	112.24%	87.78%	126.34%	98.56%	96.74%

(a)	Calculated using average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

See Notes to Financial Statements.

Financial Highlights (continued)

HIGH YIELD FUND

	Class C Shares
	Year Ended 11/30
	2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of year	$7.66	$7.18	$5.13	$7.71	$8.05

Investment operations:

Net investment income(a)	.49	.54	.58	.51	.51

Net realized and unrealized gain (loss)	(.34)	.51	2.06	(2.55)	(.28)

Total from investment operations	.15	1.05	2.64	(2.04)	.23

Distributions to shareholders from:

Net investment income	(.52)	(.57)	(.59)	(.54)	(.57)

Net asset value, end of year	$7.29	$7.66	$7.18	$5.13	$7.71

Total Return(b)	1.78%	14.90%	53.74%	(28.08)%	2.82%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived	1.68%	1.78%	1.89%	1.92%	1.88%

Expenses, including expense reductions and management fee waived	1.68%	1.78%	1.89%	1.92%	1.88%

Expenses, excluding expense reductions and management fee waived	1.70%	1.81%	1.89%	1.92%	1.88%

Net investment income	6.41%	7.21%	8.94%	7.25%	6.32%

Supplemental Data:
Net assets, end of year (000)	$182,994	$136,810	$74,949	$17,882	$25,909

Portfolio turnover rate	112.24%	87.78%	126.34%	98.56%	96.74%

(a)	Calculated using average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

See Notes to Financial Statements.

Financial Highlights (continued)

HIGH YIELD FUND

	Class F Shares
	Year Ended 11/30				9/28/2007(a) to 11/30/2007
	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$7.68	$7.21	$5.15	$7.74	$7.96

Investment operations:

Net investment income(b)	.55	.60	.65	.58	.09

Net realized and unrealized gain (loss)	(.33)	.51	2.05	(2.57)	(.21)

Total from investment operations	.22	1.11	2.70	(1.99)	(.12)

Distributions to shareholders from:

Net investment income	(.58)	(.64)	(.64)	(.60)	(.10)

Net asset value, end of period	$7.32	$7.68	$7.21	$5.15	$7.74

Total Return(c)	2.74%	15.88%	54.89%	(27.40)%	(1.52	)%(d)

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived	.87%	.88%	.96%	1.04%	.19	%(d)

Expenses, including expense reductions and management fee waived	.87%	.88%	.96%	1.04%	.19	%(d)

Expenses, excluding expense reductions and management fee waived	.89%	.91%	.96%	1.04%	.19	%(d)

Net investment income	7.20%	7.88%	9.52%	8.79%	1.19	%(d)

Supplemental Data:
Net assets, end of period (000)	$207,689	$121,144	$23,471	$279	$10

Portfolio turnover rate	112.24%	87.78%	126.34%	98.56%	96.74%

(a)	Commencement of operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

HIGH YIELD FUND

	Class I Shares
	Year Ended 11/30
	2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of year	$7.73	$7.25	$5.17	$7.77	$8.11

Investment operations:

Net investment income(a)	.57	.63	.65	.59	.58

Net realized and unrealized gain (loss)	(.36)	.50	2.08	(2.58)	(.27)

Total from investment operations	.21	1.13	2.73	(1.99)	.31

Distributions to shareholders from:

Net investment income	(.59)	(.65)	(.65)	(.61)	(.65)

Net asset value, end of year	$7.35	$7.73	$7.25	$5.17	$7.77

Total Return(b)	2.63%	16.16%	55.20%	(27.33)%	3.79%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived	.77%	.78%	.92%	.92%	.88%

Expenses, including expense reductions and management fee waived	.77%	.78%	.92%	.92%	.88%

Expenses, excluding expense reductions and management fee waived	.78%	.81%	.92%	.92%	.88%

Net investment income	7.34%	8.30%	10.28%	8.26%	7.28%

Supplemental Data:
Net assets, end of year (000)	$657,158	$508,348	$360,431	$240,587	$330,709

Portfolio turnover rate	112.24%	87.78%	126.34%	98.56%	96.74%

(a)	Calculated using average shares outstanding during the year.
(b)	Total return assumes the reinvestment of all distributions.

See Notes to Financial Statements.

Financial Highlights (continued)

HIGH YIELD FUND

	Class P Shares
	Year Ended 11/30
	2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of year	$7.79	$7.31	$5.21	$7.83	$8.16

Investment operations:

Net investment income(a)	.54	.60	.63	.56	.56

Net realized and unrealized gain (loss)	(.34)	.50	2.09	(2.60)	(.27)

Total from investment operations	.20	1.10	2.72	(2.04)	.29

Distributions to shareholders from:

Net investment income	(.57)	(.62)	(.62)	(.58)	(.62)

Net asset value, end of year	$7.42	$7.79	$7.31	$5.21	$7.83

Total Return(b)	2.35%	15.43%	54.68%	(27.73)%	3.48%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived	1.22%	1.23%	1.35%	1.37%	1.33%

Expenses, including expense reductions and management fee waived	1.22%	1.23%	1.35%	1.37%	1.33%

Expenses, excluding expense reductions and management fee waived	1.24%	1.26%	1.35%	1.37%	1.33%

Net investment income	6.91%	7.84%	9.68%	7.81%	6.85%

Supplemental Data:
Net assets, end of year (000)	$1,088	$936	$541	$185	$243

Portfolio turnover rate	112.24%	87.78%	126.34%	98.56%	96.74%

(a)	Calculated using average shares outstanding during the year.
(b)	Total return assumes the reinvestment of all distributions.

See Notes to Financial Statements.

Financial Highlights (continued)

HIGH YIELD FUND

	Class R2 Shares
	Year Ended 11/30				9/28/2007(a) to 11/30/2007
	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$7.74	$7.26	$5.18	$7.75	$7.96

Investment operations:

Net investment income(b)	.53	.58	.63	.58	.09

Net realized and unrealized gain (loss)	(.35)	.51	2.06	(2.58)	(.21)

Total from investment operations	.18	1.09	2.69	(2.00)	(.12)

Distributions to shareholders from:

Net investment income	(.55)	(.61)	(.61)	(.57)	(.09)

Net asset value, end of period	$7.37	$7.74	$7.26	$5.18	$7.75

Total Return(c)	2.17%	15.48%	54.20%	(27.47)%	(1.48	)%(d)

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived	1.37%	1.38%	1.47%	1.04%	.25	%(d)

Expenses, including expense reductions and management fee waived	1.37%	1.38%	1.47%	1.04%	.25	%(d)

Expenses, excluding expense reductions and management fee waived	1.39%	1.41%	1.47%	1.05%	.25	%(d)

Net investment income	6.77%	7.64%	9.19%	8.16%	1.12	%(d)

Supplemental Data:
Net assets, end of period (000)	$3,012	$1,953	$594	$9	$10

Portfolio turnover rate	112.24%	87.78%	126.34%	98.56%	96.74%

(a)	Commencement of operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (concluded)

HIGH YIELD FUND

	Class R3 Shares
	Year Ended 11/30				9/28/2007(a) to 11/30/2007
	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$7.74	$7.26	$5.18	$7.75	$7.96

Investment operations:

Net investment income(b)	.53	.58	.64	.58	.09

Net realized and unrealized gain (loss)	(.35)	.51	2.06	(2.57)	(.21)

Total from investment operations	.18	1.09	2.70	(1.99)	(.12)

Distributions to shareholders from:

Net investment income	(.56)	(.61)	(.62)	(.58)	(.09)

Net asset value, end of period	$7.36	$7.74	$7.26	$5.18	$7.75

Total Return(c)	2.27%	15.58%	54.34%	(27.38)%	(1.46	)%(d)

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived	1.27%	1.28%	1.37%	1.01%	.24	%(d)

Expenses, including expense reductions and management fee waived	1.27%	1.28%	1.37%	1.01%	.24	%(d)

Expenses, excluding expense reductions and management fee waived	1.29%	1.31%	1.37%	1.02%	.24	%(d)

Net investment income	6.86%	7.70%	9.20%	8.17%	1.13	%(d)

Supplemental Data:
Net assets, end of period (000)	$14,542	$7,602	$2,246	$7	$10

Portfolio turnover rate	112.24%	87.78%	126.34%	98.56%	96.74%

(a)	Commencement of operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.

Financial Highlights

INCOME FUND

	Class A Shares
	Year Ended 11/30
	2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of year	$2.86	$2.73	$2.09	$2.61	$2.58

Investment operations:

Net investment income(a)	.14	.15	.15	.14	.11

Net realized and unrealized gain (loss)	(.01)	.14	.64	(.53)	.03

Total from investment operations	.13	.29	.79	(.39)	.14

Distributions to shareholders from:

Net investment income	(.15)	(.16)	(.15)	(.13)	(.11)

Net asset value, end of year	$2.84	$2.86	$2.73	$2.09	$2.61

Total Return(b)	4.64%	10.87%	38.79%	(15.52)%	5.76%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.87%	.90%	1.00%	1.00%	1.30%

Expenses, excluding interest expense, including expense reductions, management fee waived and expenses reimbursed	.87%	.90%	1.00%	1.00%	1.00%

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.87%	.90%	1.07%	1.08%	1.35%

Net investment income	4.72%	5.34%	6.10%	5.45%	4.53%

Supplemental Data:
Net assets, end of year (000)	$771,559	$688,876	$584,884	$398,305	$533,896

Portfolio turnover rate	149.28%	158.33%	297.38%	393.47%	294.55%

(a)	Calculated using average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

See Notes to Financial Statements.

Financial Highlights (continued)

INCOME FUND

	Class B Shares
	Year Ended 11/30
	2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of year	$2.86	$2.73	$2.09	$2.61	$2.58

Investment operations:

Net investment income(a)	.11	.13	.13	.12	.10

Net realized and unrealized gain (loss)	– (b)	.14	.64	(.52)	.03

Total from investment operations	.11	.27	.77	(.40)	.13

Distributions to shareholders from:

Net investment income	(.13)	(.14)	(.13)	(.12)	(.10)

Net asset value, end of year	$2.84	$2.86	$2.73	$2.09	$2.61

Total Return(c)	3.82%	10.03%	37.91%	(16.10)%	5.03%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	1.67%	1.68%	1.65%	1.65%	1.95%

Expenses, excluding interest expense, including expense reductions, management fee waived and expenses reimbursed	1.67%	1.68%	1.65%	1.65%	1.65%

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	1.67%	1.68%	1.72%	1.73%	2.00%

Net investment income	3.95%	4.62%	5.45%	4.80%	3.88%

Supplemental Data:
Net assets, end of year (000)	$16,213	$21,806	$26,942	$19,158	$25,211

Portfolio turnover rate	149.28%	158.33%	297.38%	393.47%	294.55%

(a)	Calculated using average shares outstanding during the year.
(b)	Amount is less than $.01.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

See Notes to Financial Statements.

Financial Highlights (continued)

INCOME FUND

	Class C Shares
	Year Ended 11/30
	2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of year	$2.87	$2.74	$2.10	$2.62	$2.59

Investment operations:

Net investment income(a)	.12	.13	.13	.12	.10

Net realized and unrealized gain (loss)	(.01)	.13	.64	(.52)	.03

Total from investment operations	.11	.26	.77	(.40)	.13

Distributions to shareholders from:

Net investment income	(.13)	(.13)	(.13)	(.12)	(.10)

Net asset value, end of year	$2.85	$2.87	$2.74	$2.10	$2.62

Total Return(b)	3.94%	10.09%	37.80%	(16.01)%	5.03%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	1.55%	1.58%	1.65%	1.65%	1.95%

Expenses, excluding interest expense, including expense reductions, management fee waived and expenses reimbursed	1.55%	1.58%	1.65%	1.65%	1.65%

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	1.55%	1.59%	1.72%	1.73%	2.00%

Net investment income	4.04%	4.60%	5.32%	4.81%	3.88%

Supplemental Data:
Net assets, end of year (000)	$215,051	$172,083	$107,068	$40,221	$48,661

Portfolio turnover rate	149.28%	158.33%	297.38%	393.47%	294.55%

(a)	Calculated using average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

See Notes to Financial Statements.

Financial Highlights (continued)

INCOME FUND

	Class F Shares
	Year Ended 11/30				9/28/2007(a) to 11/30/2007
	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$2.86	$2.73	$2.09	$2.61	$2.55

Investment operations:

Net investment income(b)	.14	.15	.15	.15	.02

Net realized and unrealized gain (loss)	(.02)	.14	.64	(.53)	.06

Total from investment operations	.12	.29	.79	(.38)	.08

Distributions to shareholders from:

Net investment income	(.15)	(.16)	(.15)	(.14)	(.02)

Net asset value, end of period	$2.83	$2.86	$2.73	$2.09	$2.61

Total Return(c)	4.73%	10.98%	39.15%	(15.31)%	3.13	%(d)

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.77%	.77%	.75%	.74%	.14	%(d)

Expenses, excluding interest expense, including expense reductions, management fee waived and expenses reimbursed	.77%	.77%	.75%	.74%	.12	%(d)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.77%	.77%	.81%	.81%	.14	%(d)

Net investment income	4.76%	5.29%	6.03%	6.19%	.89	%(d)

Supplemental Data:
Net assets, end of period (000)	$199,531	$100,874	$28,302	$141	$10

Portfolio turnover rate	149.28%	158.33%	297.38%	393.47%	294.55%

(a)	Commencement of operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

INCOME FUND

	Class I Shares
	Year Ended 11/30
	2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of year	$2.85	$2.72	$2.09	$2.61	$2.58

Investment operations:

Net investment income(a)	.14	.15	.16	.15	.12

Net realized and unrealized gain (loss)	.01	.14	.63	(.53)	.03

Total from investment operations	.15	.29	.79	(.38)	.15

Distributions to shareholders from:

Net investment income	(.16)	(.16)	(.16)	(.14)	(.12)

Net asset value, end of year	$2.84	$2.85	$2.72	$2.09	$2.61

Total Return(b)	5.20%	11.12%	38.74%	(15.19)%	6.13%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.67%	.68%	.65%	.65%	.95%

Expenses, excluding interest expense, including expense reductions, management fee waived and expenses reimbursed	.67%	.68%	.65%	.65%	.65%

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.67%	.68%	.72%	.72%	1.00%

Net investment income	4.88%	5.47%	6.46%	5.86%	4.90%

Supplemental Data:
Net assets, end of year (000)	$49,234	$21,101	$1,024	$651	$894

Portfolio turnover rate	149.28%	158.33%	297.38%	393.47%	294.55%

(a)	Calculated using average shares outstanding during the year.
(b)	Total return assumes the reinvestment of all distributions.

See Notes to Financial Statements.

Financial Highlights (continued)

INCOME FUND

	Class R2 Shares
	Year Ended 11/30			7/2/2008(a) to 11/30/2008
	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$2.88	$2.75	$2.09	$2.58

Investment operations:

Net investment income(b)	.13	.16	.16	.06

Net realized and unrealized gain (loss)	(.01)	.14	.64	(.49)

Total from investment operations	.12	.30	.80	(.43)

Distributions to shareholders from:

Net investment income	(.14)	(.17)	(.14)	(.06)

Net asset value, end of period	$2.86	$2.88	$2.75	$2.09

Total Return(c)	4.24%	11.03%	39.46%	(17.03	)%(d)

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	1.27%	.72%	.63%	.48	%(d)

Expenses, including expense reductions, management fee waived and expenses reimbursed	1.27%	.72%	.63%	.48	%(d)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	1.27%	.73%	.70%	.54	%(d)

Net investment income	4.37%	5.54%	6.50%	2.41	%(d)

Supplemental Data:
Net assets, end of period (000)	$314	$13	$12	$8

Portfolio turnover rate	149.28%	158.33%	297.38%	393.47%

(a)	Commencement of offering of class shares.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (concluded)

INCOME FUND

	Class R3 Shares
	Year Ended 11/30			7/2/2008(a) to 11/30/2008
	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$2.87	$2.73	$2.09	$2.58

Investment operations:

Net investment income(b)	.13	.14	.15	.06

Net realized and unrealized gain (loss)	(.01)	.15	.64	(.49)

Total from investment operations	.12	.29	.79	(.43)

Distributions to shareholders from:

Net investment income	(.14)	(.15)	(.15)	(.06)

Net asset value, end of period	$2.85	$2.87	$2.73	$2.09

Total Return(c)	4.36%	10.97%	38.65%	(16.99	)%(d)

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	1.15%	1.17%	1.11%	.45	%(d)

Expenses, including expense reductions, management fee waived and expenses reimbursed	1.15%	1.17%	1.11%	.45	%(d)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	1.15%	1.18%	1.18%	.50	%(d)

Net investment income	4.43%	4.83%	5.87%	2.45	%(d)

Supplemental Data:
Net assets, end of period (000)	$3,231	$1,340	$114	$8

Portfolio turnover rate	149.28%	158.33%	297.38%	393.47%

(a)	Commencement of offering of class shares.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.

Financial Highlights

INFLATION FOCUSED FUND

	Class A Shares
	4/20/2011(a) to 11/30/2011
Per Share Operating Performance
Net asset value, beginning of period	$15.00

Investment operations:

Net investment income(b)	.22

Net realized and unrealized loss	(.56)

Total from investment operations	(.34)

Distributions to shareholders from:

Net investment income	(.35)

Net asset value, end of period	$14.31

Total Return(c)	(2.26	)%(d)

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.78	%(e)

Expenses, including expense reductions, management fee waived and expenses reimbursed	.78	%(e)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	1.02	%(e)

Net investment income	2.30	%(e)

Supplemental Data:
Net assets, end of period (000)	$101,695

Portfolio turnover rate	83.71%

(a)	Commencement of operations and SEC effective date was 4/20/2011. The shares first became available to the public on 5/2/2011.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

INFLATION FOCUSED FUND

	Class C Shares
	4/20/2011 (a) to 11/30/2011
Per Share Operating Performance
Net asset value, beginning of period	$15.00

Investment operations:

Net investment income(b)	.16

Net realized and unrealized loss	(.56)

Total from investment operations	(.40)

Distributions to shareholders from:

Net investment income	(.27)

Net asset value, end of period	$14.33

Total Return(c)	(2.65	)%(d)

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	1.49	%(e)

Expenses, including expense reductions, management fee waived and expenses reimbursed	1.49	%(e)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	1.66	%(e)

Net investment income	1.68	%(e)

Supplemental Data:
Net assets, end of period (000)	$17,226

Portfolio turnover rate	83.71%

(a)	Commencement of operations and SEC effective date was 4/20/2011. The shares first became available to the public on 5/2/2011.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

INFLATION FOCUSED FUND

	Class F Shares
	4/20/2011 (a) to 11/30/2011
Per Share Operating Performance
Net asset value, beginning of period	$15.00

Investment operations:

Net investment income(b)	.23

Net realized and unrealized loss	(.55)

Total from investment operations	(.32)

Distributions to shareholders from:

Net investment income	(.36)

Net asset value, end of period	$14.32

Total Return(c)	(2.17	)%(d)

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.64	%(e)

Expenses, including expense reductions, management fee waived and expenses reimbursed	.64	%(e)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.83	%(e)

Net investment income	2.52	%(e)

Supplemental Data:
Net assets, end of period (000)	$15,124

Portfolio turnover rate	83.71%

(a)	Commencement of operations and SEC effective date was 4/20/2011. The shares first became available to the public on 5/2/2011.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

INFLATION FOCUSED FUND

	Class I Shares
	4/20/2011 (a) to 11/30/2011
Per Share Operating Performance
Net asset value, beginning of period	$15.00

Investment operations:

Net investment income(b)	.25

Net realized and unrealized loss	(.57)

Total from investment operations	(.32)

Distributions to shareholders from:

Net investment income	(.38)

Net asset value, end of period	$14.30

Total Return(c)	(2.17	)%(d)

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.57	%(e)

Expenses, including expense reductions, management fee waived and expenses reimbursed	.57	%(e)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.85	%(e)

Net investment income	2.63	%(e)

Supplemental Data:
Net assets, end of period (000)	$1,159

Portfolio turnover rate	83.71%

(a)	Commencement of operations and SEC effective date was 4/20/2011. The shares first became available to the public on 5/2/2011.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

INFLATION FOCUSED FUND

	Class R2 Shares
	4/20/2011 (a) to 11/30/2011
Per Share Operating Performance
Net asset value, beginning of period	$15.00

Investment operations:

Net investment income(b)	.18

Net realized and unrealized loss	(.54)

Total from investment operations	(.36)

Distributions to shareholders from:

Net investment income	(.33)

Net asset value, end of period	$14.31

Total Return(c)	(2.42	)%(d)

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	1.29	%(e)

Expenses, including expense reductions, management fee waived and expenses reimbursed	1.29	%(e)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	6.08	%(e)

Net investment income	1.70	%(e)

Supplemental Data:
Net assets, end of period (000)	$10

Portfolio turnover rate	83.71%

(a)	Commencement of operations and SEC effective date was 4/20/2011. The shares first became available to the public on 5/2/2011.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Annualized.

See Notes to Financial Statements.

Financial Highlights (concluded)

INFLATION FOCUSED FUND

	Class R3 Shares
	4/20/2011 (a) to 11/30/2011
Per Share Operating Performance
Net asset value, beginning of period	$15.00

Investment operations:

Net investment income(b)	.19

Net realized and unrealized loss	(.54)

Total from investment operations	(.35)

Distributions to shareholders from:

Net investment income	(.34)

Net asset value, end of period	$14.31

Total Return(c)	(2.36	)%(d)

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	1.19	%(e)

Expenses, including expense reductions, management fee waived and expenses reimbursed	1.19	%(e)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	5.98	%(e)

Net investment income	1.80	%(e)

Supplemental Data:
Net assets, end of period (000)	$10

Portfolio turnover rate	83.71%

(a)	Commencement of operations and SEC effective date was 4/20/2011. The shares first became available to the public on 5/2/2011.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Annualized.

See Notes to Financial Statements.

Financial Highlights

SHORT DURATION INCOME FUND

	Class A Shares
	Year Ended 11/30
	2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of year	$4.64	$4.57	$3.97	$4.35	$4.30

Investment operations:

Net investment income(a)	.15	.17	.20	.20	.18

Net realized and unrealized gain (loss)	(.03)	.12	.62	(.38)	.05

Total from investment operations	.12	.29	.82	(.18)	.23

Distributions to shareholders from:

Net investment income	(.20)	(.20)	(.22)	(.20)	(.18)

Net realized gain	(.03)	(.02)	–	–	–

Total distributions	(.23)	(.22)	(.22)	(.20)	(.18)

Net asset value, end of year	$4.53	$4.64	$4.57	$3.97	$4.35

Total Return(b)	2.58%	6.38%	21.30%	(4.57)%	5.38%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including expenses reimbursed	.59%	.60%	.68%	.80%	.91%

Expenses, including expense reductions and expenses reimbursed	.59%	.60%	.68%	.79%	.90%

Expenses, excluding expense reductions and expenses reimbursed	.59%	.60%	.68%	.80%	1.07%

Net investment income	3.18%	3.63%	4.53%	4.67%	4.15%

Supplemental Data:
Net assets, end of year (000)	$7,174,057	$5,280,795	$2,117,058	$194,420	$78,351

Portfolio turnover rate	113.45%	143.47%	162.91%	208.09%	164.00%

(a)	Calculated using average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

See Notes to Financial Statements.

Financial Highlights (continued)

SHORT DURATION INCOME FUND

	Class B Shares
	Year Ended 11/30
	2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of year	$4.65	$4.58	$3.97	$4.35	$4.30

Investment operations:

Net investment income(a)	.11	.14	.17	.17	.15

Net realized and unrealized gain (loss)	(.03)	.11	.62	(.38)	.05

Total from investment operations	.08	.25	.79	(.21)	.20

Distributions to shareholders from:

Net investment income	(.17)	(.16)	(.18)	(.17)	(.15)

Net realized gain	(.03)	(.02)	–	–	–

Total distributions	(.20)	(.18)	(.18)	(.17)	(.15)

Net asset value, end of year	$4.53	$4.65	$4.58	$3.97	$4.35

Total Return(b)	1.56%	5.56%	20.34%	(5.01)%	4.70%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including expenses reimbursed	1.39%	1.40%	1.48%	1.54%	1.56%

Expenses, including expense reductions and expenses reimbursed	1.39%	1.40%	1.48%	1.54%	1.55%

Expenses, excluding expense reductions and expenses reimbursed	1.39%	1.40%	1.48%	1.61%	1.73%

Net investment income	2.42%	2.94%	3.96%	3.96%	3.51%

Supplemental Data:
Net assets, end of year (000)	$42,947	$49,948	$39,422	$12,756	$7,379

Portfolio turnover rate	113.45%	143.47%	162.91%	208.09%	164.00%

(a)	Calculated using average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

See Notes to Financial Statements.

Financial Highlights (continued)

SHORT DURATION INCOME FUND

	Class C Shares
	Year Ended 11/30
	2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of year	$4.67	$4.60	$3.99	$4.37	$4.32

Investment operations:

Net investment income(a)	.11	.13	.17	.17	.15

Net realized and unrealized gain (loss)	(.03)	.13	.62	(.38)	.05

Total from investment operations	.08	.26	.79	(.21)	.20

Distributions to shareholders from:

Net investment income	(.17)	(.17)	(.18)	(.17)	(.15)

Net realized gain	(.03)	(.02)	–	–	–

Total distributions	(.20)	(.19)	(.18)	(.17)	(.15)

Net asset value, end of year	$4.55	$4.67	$4.60	$3.99	$4.37

Total Return(b)	1.63%	5.55%	20.21%	(4.98)%	4.70%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including expenses reimbursed	1.32%	1.37%	1.48%	1.54%	1.56%

Expenses, including expense reductions and expenses reimbursed	1.32%	1.37%	1.48%	1.54%	1.55%

Expenses, excluding expense reductions and expenses reimbursed	1.32%	1.37%	1.48%	1.61%	1.73%

Net investment income	2.46%	2.85%	3.69%	3.94%	3.51%

Supplemental Data:
Net assets, end of year (000)	$4,608,098	$3,499,490	$1,154,440	$67,249	$33,081

Portfolio turnover rate	113.45%	143.47%	162.91%	208.09%	164.00%

(a)	Calculated using average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

See Notes to Financial Statements.

Financial Highlights (continued)

SHORT DURATION INCOME FUND

	Class F Shares
	Year Ended 11/30				9/28/2007(a) to 11/30/2007
	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$4.64	$4.57	$3.96	$4.34	$4.29

Investment operations:

Net investment income(b)	.15	.17	.20	.20	.03

Net realized and unrealized gain (loss)	(.03)	.12	.63	(.37)	.05

Total from investment operations	.12	.29	.83	(.17)	.08

Distributions to shareholders from:

Net investment income	(.21)	(.20)	(.22)	(.21)	(.03)

Net realized gain	(.03)	(.02)	–	–	–

Total distributions	(.24)	(.22)	(.22)	(.21)	(.03)

Net asset value, end of period	$4.52	$4.64	$4.57	$3.96	$4.34

Total Return(c)	2.45%	6.48%	21.42%	(4.21)%	1.90	%(d)

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including expenses reimbursed	.49%	.50%	.58%	.61%	.11	%(d)

Expenses, including expense reductions and expenses reimbursed	.49%	.50%	.58%	.61%	.12	%(d)

Expenses, excluding expense reductions and expenses reimbursed	.49%	.50%	.58%	.64%	.15	%(d)

Net investment income	3.27%	3.70%	4.55%	4.94%	.73	%(d)

Supplemental Data:
Net assets, end of period (000)	$3,853,610	$2,382,845	$499,721	$1,644	$10

Portfolio turnover rate	113.45%	143.47%	162.91%	208.09%	164.00%

(a)	Commencement of operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

SHORT DURATION INCOME FUND

	Class I Shares
	Year Ended 11/30
	2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of year	$4.64	$4.57	$3.96	$4.35	$4.30

Investment operations:

Net investment income(a)	.15	.18	.21	.21	.19

Net realized and unrealized gain (loss)	(.03)	.12	.63	(.37)	.05

Total from investment operations	.12	.30	.84	(.16)	.24

Distributions to shareholders from:

Net investment income	(.21)	(.21)	(.23)	(.23)	(.19)

Net realized gain	(.03)	(.02)	–	–	–

Total distributions	(.24)	(.23)	(.23)	(.23)	(.19)

Net asset value, end of year	$4.52	$4.64	$4.57	$3.96	$4.35

Total Return(b)	2.55%	6.59%	21.57%	(3.92)%	5.75%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including expenses reimbursed	.39%	.40%	.49%	.55%	.56%

Expenses, including expense reductions and expenses reimbursed	.39%	.40%	.49%	.54%	.55%

Expenses, excluding expense reductions and expenses reimbursed	.39%	.40%	.49%	.63%	.73%

Net investment income	3.35%	3.82%	4.66%	4.99%	4.51%

Supplemental Data:
Net assets, end of year (000)	$642,022	$252,030	$65,851	$488	$548

Portfolio turnover rate	113.45%	143.47%	162.91%	208.09%	164.00%

(a)	Calculated using average shares outstanding during the year.
(b)	Total return assumes the reinvestment of all distributions.

See Notes to Financial Statements.

Financial Highlights (continued)

SHORT DURATION INCOME FUND

	Class R2 Shares
	Year Ended 11/30		7/21/2009(a) to 11/30/2009
	2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$4.64	$4.58	$4.46

Investment operations:

Net investment income(b)	.13	.15	.06

Net realized and unrealized gain (loss)	(.03)	.11	.14

Total from investment operations	.10	.26	.20

Distributions to shareholders from:

Net investment income	(.18)	(.18)	(.08)

Net realized gain	(.03)	(.02)	–

Total distributions	(.21)	(.20)	(.08)

Net asset value, end of period	$4.53	$4.64	$4.58

Total Return(c)	2.18%	5.73%	4.56	%(d)

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including expenses reimbursed	.99%	1.00%	.72	%(e)

Expenses, including expense reductions and expenses reimbursed	.99%	1.00%	.72	%(e)

Expenses, excluding expense reductions and expenses reimbursed	.99%	1.00%	.90	%(e)

Net investment income	2.78%	3.21%	3.42	%(e)

Supplemental Data:
Net assets, end of period (000)	$4,883	$1,613	$256

Portfolio turnover rate	113.45%	143.47%	162.91%

(a)	Commencement of operations was 7/21/2009 and SEC effective date was 9/14/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Annualized.

See Notes to Financial Statements.

Financial Highlights (concluded)

SHORT DURATION INCOME FUND

	Class R3 Shares
	Year Ended 11/30		7/21/2009(a) to 11/30/2009
	2011	2010
Per Share Operating Performance
Net asset value, beginning of period	$4.65	$4.58	$4.46

Investment operations:

Net investment income(b)	.13	.15	.07

Net realized and unrealized gain (loss)	(.03)	.13	.13

Total from investment operations	.10	.28	.20

Distributions to shareholders from:

Net investment income	(.19)	(.19)	(.08)

Net realized gain	(.03)	(.02)	–

Total distributions	(.22)	(.21)	(.08)

Net asset value, end of period	$4.53	$4.65	$4.58

Total Return(c)	2.09%	6.07%	4.53	%(d)

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including expenses reimbursed	.87%	.90%	.98	%(e)

Expenses, including expense reductions and expenses reimbursed	.87%	.90%	.98	%(e)

Expenses, excluding expense reductions and expenses reimbursed	.87%	.90%	.99	%(e)

Net investment income	2.94%	3.28%	3.95	%(e)

Supplemental Data:
Net assets, end of period (000)	$17,885	$12,586	$2,008

Portfolio turnover rate	113.45%	143.47%	162.91%

(a)	Commencement of operations was 7/21/2009 and SEC effective date was 9/14/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Annualized.

See Notes to Financial Statements.

Notes to Financial Statements

1.    ORGANIZATION

Lord Abbett Investment Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was organized as a Delaware statutory trust on August 16, 1993.

The Trust currently consists of twelve funds. This report covers the following six funds (separately, a “Fund” and collectively, the “Funds”) and their respective classes:

Funds	Classes
Lord Abbett Convertible Fund (“Convertible Fund”)	A, B, C, F, I, P, R2 and R3
Lord Abbett Floating Rate Fund (“Floating Rate Fund”)	A, B, C, F, I, R2 and R3
Lord Abbett High Yield Fund (“High Yield Fund”)	A, B, C, F, I, P, R2 and R3
Lord Abbett Income Fund (“Income Fund”)	A, B, C, F, I, P, R2 and R3
Lord Abbett Inflation Focused Fund (“Inflation Focused Fund”)*	A, C, F, I, R2 and R3
Lord Abbett Short Duration Income Fund (“Short Duration Income Fund”)	A, B, C, F, I, P, R2 and R3

*	Commencement of operations and SEC effective date was April 20, 2011. The shares first became available to the public on May 2, 2011.

The Funds’ Class P shares are closed to substantially all investors, with certain exceptions as set forth in the Funds’ prospectus. The Funds no longer issue Class B shares for purchase.

As of the date of this report, Floating Rate Fund has not issued Class B shares and Income Fund and Short Duration Income Fund have not issued Class P shares.

Convertible Fund’s investment objective is to seek current income and the opportunity for capital appreciation to produce a high total return. Floating Rate Fund’s investment objective is to seek a high level of current income. High Yield Fund’s investment objective is to seek a high current income and the opportunity for capital appreciation to produce a high total return. Each of Income Fund’s and Short Duration Income Fund’s investment objective is to seek a high level of income consistent with preservation of capital. Inflation Focused Fund’s primary investment objective is to provide investment returns that exceed the rate of inflation in the U.S. economy over a full economic cycle. As a secondary objective, the Fund seeks current income.

Each class of shares has different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class B, C, F, I, P, R2 and R3 shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in each Fund’s prospectus); Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will automatically convert to Class A shares on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates

Notes to Financial Statements (continued)

2.    SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC. Each Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued at the mean between the bid and asked prices on the basis of prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Exchange-traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Swaps are valued daily using independent pricing services or quotations from broker/dealer to the extent available. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Trustees. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other income on the Statements of Operations. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)	Income Taxes–It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Funds’ filed U.S. federal tax returns remains open for the fiscal years ended November 30, 2008 through November 30, 2011. The statutes of limitations on the Trust’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)

Expenses–Expenses incurred by the Trust that do not specifically relate to an individual fund are generally allocated to the Funds within the Trust on a pro rata basis by relative net assets. Expenses, excluding class-specific expenses, are allocated to each class of shares based upon

Notes to Financial Statements (continued)

the relative proportion of net assets at the beginning of the day. Class A, B, C, F, P, R2 and R3 shares bear their class-specific share of all expenses and fees relating to the Funds’ 12b-1 Distribution Plan.

(f)	Foreign Transactions–The books and records of each Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in each Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on investments, futures contracts, swaps and translation of assets and liabilities denominated in foreign currencies on each Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions are included in Net realized gain (loss) on investments, futures contracts, swaps and foreign currency related transactions on each Fund’s Statement of Operations. Each Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

The Funds use foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(g)	Forward Foreign Currency Exchange Contracts–Each Fund may enter into forward foreign currency exchange contracts in order to reduce their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings or gain or reduce exposure to foreign currency for investment purposes. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on investments, futures contracts, swaps and translation of assets and liabilities denominated in foreign currencies on each Fund’s Statement of Operations. The gain (loss) arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing of such contracts is included in Net realized gain (loss) on investments, futures contracts, swaps and foreign currency related transactions on each Fund’s Statement of Operations. As of November 30, 2011, High Yield, Income Fund and Short Duration Income Fund had open forward foreign currency exchange contracts.

(h)	Futures Contracts–Each Fund may purchase and sell futures contracts to enhance returns, to attempt to hedge some of its investment risk, or as a substitute position for holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by a Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. Each Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract. As of November 30, 2011, Income Fund, Inflation Focused Fund and Short Duration Income Fund had open futures contracts.

(i)

When-Issued, Forward Transactions or To-Be-Announced (“TBA”) Transactions–Each Fund may purchase portfolio securities on a when-issued or forward basis. When-issued, forward transactions or TBA transactions involve a commitment by a Fund to purchase

Notes to Financial Statements (continued)

securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the fair value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at each Fund’s custodian in order to pay for the commitment. At the time each Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and fair value of the security in determining its NAV. Each Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(j)	Mortgage Dollar Rolls–Each Fund may enter into mortgage dollar rolls in which a Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. During the roll period, each Fund loses the right to receive principal (including prepayments of principal) and interest paid on the securities sold.

(k)	Time Deposits–Each Fund is authorized to temporarily invest a substantial amount of its assets in various short-term fixed income securities. Time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate.

(l)	Repurchase Agreements–Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

(m)	Floating Rate Loans–Each Fund may invest in floating rate loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities (the “Borrower”) in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. A Fund records an investment when the Borrower withdraws money and records interest as earned. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or London InterBank Offered Rate (“LIBOR”).

Notes to Financial Statements (continued)

The loans in which each Fund invests may be subject to some restrictions on resale. For example, each Fund may be contractually obligated to receive approval from the Agent and/or Borrower prior to the sale of these investments. Each Fund generally has no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, each Fund assumes the credit risk of the Borrower, the selling participant and any other persons interpositioned between each Fund and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants become insolvent or enter into bankruptcy, each Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

Unfunded commitments represent the remaining obligation of each Fund to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the unfunded portion. As of November 30, 2011, the Funds had no unfunded loan commitments.

(n)	Inflation-Linked Derivatives–The Inflation Focused Fund may invest in inflation-linked derivatives, such as Consumer Price Index Swap Agreements (“CPI swaps”). A CPI swap is a contract in which one party agrees to pay a fixed rate in exchange for a variable rate, which is the rate of change in the CPI during the life of the contract. Payments are based on a notional amount of principal. The Fund will normally enter into CPI swap contracts on a zero coupon basis, meaning that the floating rate will be based on the cumulative CPI during the life of the contract, and the fixed rate will compound until the swap’s maturity date, at which point the payments are netted. The swaps are valued daily and any unrealized gain (loss) is included in the Net change in unrealized appreciation/depreciation on investments, futures contracts, swaps and translation of assets and liabilities denominated in foreign currencies on the Fund’s Statement of Operations. A liquidation payment received or made at the termination or maturity of the swap is recorded in realized gain (loss) and is included in Net realized gain (loss) on investments, futures contracts, swaps and foreign currency related transactions on the Fund’s Statement of Operations.

(o)	Fair Value Measurements–Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk – for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 - unadjusted quoted prices in active markets for identical investments;

•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

Notes to Financial Statements (continued)

•	Level 3 - significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2011 in valuing each Fund’s investments carried at fair value:

Convertible Fund
Investment Type*	Level 1	Level 2	Level 3		Total
Common Stocks	$8,753,710	$–	$–		$8,753,710
Convertible Bonds	–	240,227,718	–		240,227,718
Convertible Preferred Stocks	52,401,324	8,001,243	–		60,402,567
Corporate Bond	–	1,350,000	–		1,350,000
Warrant	–	–	–	(1)	–	(1)
Repurchase Agreement	–	10,049,340	–		10,049,340
Total	$61,155,034	$259,628,301	$–	(1)	$320,783,335
(1) Valued at zero as of November 30, 2011.

Floating Rate Fund
Investment Type*	Level 1	Level 2	Level 3		Total
Corporate Bonds	$–	$222,903,731	$–		$222,903,731
Floating Rate Loans	–	2,624,357,950	81,980,032		2,706,337,982
Non-Agency Commercial Mortgage-Backed Securities	–	12,647,512	–		12,647,512
Repurchase Agreement	–	32,139,000	–		32,139,000
Total	$–	$2,892,048,193	$81,980,032		$2,974,028,225

High Yield Fund
Investment Type*	Level 1	Level 2	Level 3		Total
Common Stocks	$20,342,421	$–	$–		$20,342,421
Convertible Bonds	–	8,024,800	–		8,024,800
Convertible Preferred Stocks	4,573,400	558,936	–		5,132,336
Floating Rate Loans	–	67,212,447	12,087,625		79,300,072
Foreign Bonds	–	56,087,595	–		56,087,595
Foreign Government Obligations	–	12,158,500	–		12,158,500
High Yield Corporate Bonds	–	1,339,051,437	127,500		1,339,178,937
Non-Agency Commercial Mortgage-Backed Securities	–	27,070,016	–		27,070,016
Preferred Stocks	2,420,372	3,735,000	–		6,155,372
Warrants	676,266	212,908	–		889,174
Repurchase Agreement	–	20,817,849	–		20,817,849
Total	$28,012,459	$1,534,929,488	$12,215,125		$1,575,157,072
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$–	$1,825,068	$–		$1,825,068
Liabilities	–	(224,250)	–		(224,250)
Total	$–	$1,600,818	$–		$1,600,818

Notes to Financial Statements (continued)

Income Fund
Investment Type*	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$–	$77,428,922	$–	$77,428,922
Corporate Bonds	–	978,395,373	–	978,395,373
Floating Rate Loans	–	11,418,900	–	11,418,900
Foreign Bonds	–	5,912,409	–	5,912,409
Foreign Government Obligations	–	12,907,219	–	12,907,219
Government Sponsored Enterprises Collateralized Mortgage Obligations	–	26,812,399	–	26,812,399
Government Sponsored Enterprises Pass-Throughs	–	81,292,502	–	81,292,502
Municipal Bonds	–	14,717,217	–	14,717,217
Non-Agency Commercial Mortgage-Backed Securities	–	78,948,210	–	78,948,210
Repurchase Agreements	–	33,359,034	–	33,359,034
Total	$–	$1,321,192,185	$–	$1,321,192,185
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$–	$754,271	$–	$754,271
Liabilities	–	(3,623,888)	–	(3,623,888)
Futures Contracts
Assets	812,654	–	–	812,654
Liabilities	–	–	–	–
Total	$812,654	$(2,869,617)	$–	$(2,056,963)

Inflation Focused Fund
Investment Type*	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$–	$9,434,967	$–	$9,434,967
Corporate Bonds	–	73,924,963	–	73,924,963
Floating Rate Loans	–	1,397,373	–	1,397,373
Foreign Government Obligations	–	905,981	–	905,981
Government Sponsored Enterprises Collateralized Mortgage Obligations	–	5,242,916	–	5,242,916
Government Sponsored Enterprises Pass-Throughs	–	4,205,076	–	4,205,076
Municipal Bond	–	78,094	–	78,094
Non-Agency Commercial Mortgage-Backed Securities	–	29,778,880	–	29,778,880
Repurchase Agreement	–	8,977,945	–	8,977,945
Total	$–	$133,946,195	$–	$133,946,195
Other Financial Instruments
Futures Contracts
Assets	$7,268	$–	$–	$7,268
Liabilities	–	–	–	–
CPI Swaps
Assets	–	45,255	–	45,255
Liabilities	–	(3,291,703)	–	(3,291,703)
Total	$7,268	$(3,246,448)	$–	$(3,239,180)

Notes to Financial Statements (continued)

Short Duration Income Fund
Investment Type*	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$–	$1,354,770,533	$–	$1,354,770,533
Corporate Bonds	–	8,557,284,447	–	8,557,284,447
Floating Rate Loans	–	202,331,267	–	202,331,267
Foreign Bonds	–	62,706,778	–	62,706,778
Foreign Government Obligations	–	86,873,287	–	86,873,287
Government Sponsored Enterprises Collateralized Mortgage Obligations	–	598,120,418	–	598,120,418
Government Sponsored Enterprises Pass-Throughs	–	741,227,868	–	741,227,868
Municipal Bonds	–	96,380,778	–	96,380,778
Non-Agency Commercial Mortgage-Backed Securities	–	4,246,991,659	–	4,246,991,659
Repurchase Agreements	–	260,618,246	–	260,618,246
Total	$–	$16,207,305,281	$–	$16,207,305,281
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$–	$1,839,102	$–	$1,839,102
Liabilities	–	(148,475)	–	(148,475)
Futures Contracts
Assets	761,031	–	–	761,031
Liabilities	–	–	–	–
Total	$761,031	$1,690,627	$–	$2,451,658

*	See Schedule of Investments for fair values in each industry.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Fund	Convertible Fund	Floating Rate Fund	High Yield Fund
Investment Type	Convertible Bonds	Floating Rate Loans	Floating Rate Loans
Balance as of December 1, 2010	$2,965,261	$8,864,973	$–
Accrued discounts/premiums	158,953	151,529	17,281
Realized gain (loss)	(4,746,236)	61,479	(25,081)
Change in unrealized appreciation/depreciation	3,990,012	(2,322,412)	(153,137)
Net purchases (sales)	(2,367,990)	49,855,279	12,248,562
Net transfers in or out of Level 3	–	25,369,184	–
Balance as of November 30, 2011	$–	$81,980,032	$12,087,625

Fund	Convertible Fund	High Yield Fund
Investment Type	Corporate Bonds	High Yield Corporate Bonds
Balance as of December 1, 2010	$106	$–
Accrued discounts/premiums	–	–
Realized gain (loss)	(1,197,474)	–
Change in unrealized appreciation/depreciation	1,197,368	(19,398)
Net purchases (sales)	–	146,898
Net transfers in or out of Level 3	–	–
Balance as of November 30, 2011	$–	$127,500

Notes to Financial Statements (continued)

(p)	Disclosures about Derivative Instruments and Hedging Activities–High Yield Fund, Income Fund and Short Duration Income Fund entered into forward foreign currency exchange contracts during the fiscal year ended November 30, 2011 (as described in note 2(g)). A forward foreign currency exchange contract reduces the Funds’ exposure to changes in the value of the currency it will deliver (or settle in cash) and increases its exposure to changes in the value of the currency it will receive (or settle in cash) for the duration of the contract. The Funds’ use of forward foreign currency exchange contracts involves the risk that Lord, Abbett & Co. LLC (“Lord Abbett”) will not accurately predict currency movements, and the Funds’ returns could be reduced as a result. Forward foreign currency exchange contracts are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. The Funds’ risk of loss from counterparty credit risk is the unrealized appreciation on forward foreign currency exchange contracts.

Income Fund, Inflation Focused Fund and Short Duration Income Fund entered into U.S. Treasury futures contracts during the fiscal year ended November 30, 2011 (as described in note 2(h)) to hedge against changes in interest rates. The Funds bear the risk of interest rates moving unexpectedly, in which case the Funds may not achieve the anticipated benefits of the futures contracts and realize a loss. There is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

The Inflation Focused Fund entered into CPI swaps during the fiscal year ended November 30, 2011 (as described in note 2(n)) to speculate on the rate of inflation in the U.S. economy. The Fund’s use of CPI swaps involves the risk that Lord Abbett will not accurately predict expectations of inflation or interest rates, and the Fund’s returns could be reduced as a result. The Fund’s risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the life of the contract, to the extent that amount is positive.

As of November 30, 2011, the High Yield Fund, Income Fund, Inflation Focused Fund and Short Duration Income Fund had the following derivatives, grouped into appropriate risk categories that illustrate how and why the Funds use derivative instruments:

High Yield Fund			Income Fund
Asset Derivatives	Forward Foreign Currency Exchange Contracts	Fair Value	Interest Rate Contracts	Forward Foreign Currency Exchange Contracts	Fair Value
Futures Contracts(1)	$—	$—	$812,654	$—	$812,654
Forward Foreign Currency Exchange Contracts(2)	1,825,068	1,825,068	—	754,271	754,271
Total	$1,825,068	$1,825,068	$812,654	$754,271	$1,566,925
Liability Derivatives
Forward Foreign Currency Exchange Contracts(3)	$224,250	$224,250	$—	$3,623,888	$3,623,888
Total	$224,250	$224,250	$—	$3,623,888	$3,623,888

Notes to Financial Statements (continued)

	Inflation Focused Fund			Short Duration Income Fund
Asset Derivatives	Inflation Linked Contracts	Interest Rate Contracts	Fair Value	Interest Rate Contracts	Forward Foreign Currency Exchange Contracts	Fair Value
Futures Contracts(1)	$—	$7,268	$7,268	$761,031	$—	$761,031
Forward Foreign Currency Exchange Contracts(2)	—	—	—	—	1,839,102	1,839,102
CPI Swaps(4)	45,255	—	45,255	—	—	—
Total	$45,255	$7,268	$52,523	$761,031	$1,839,102	$2,600,133
Liability Derivatives
Forward Foreign Currency Exchange Contracts(3)	$—	$—	$—	$—	$148,475	$148,475
CPI Swaps(5)	—	3,291,703	3,291,703	—	—	—
Total	$—	$3,291,703	$3,291,703	$—	$148,475	$148,475

(1)

Statements of Assets & Liabilities location: Includes cumulative unrealized appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

(2)	Statements of Assets & Liabilities location: Unrealized appreciation on forward foreign currency exchange contracts.
(3)	Statements of Assets & Liabilities location: Unrealized depreciation on forward foreign currency exchange contracts.
(4)	Statements of Assets & Liabilities location: Unrealized appreciation on swaps.
(5)	Statements of Assets & Liabilities location: Unrealized depreciation on swaps.

Transactions in derivative instruments during the fiscal year ended November 30, 2011, were as follows:

High Yield Fund			Income Fund
	Forward Foreign Currency Exchange Contracts	Total	Interest Rate Contracts	Forward Foreign Currency Exchange Contracts	Total
Net Realized Gain (Loss)(1)
Futures Contracts	$—	$—	$(9,198,750)	$—	$(9,198,750)
Forward Foreign Currency Exchange Contracts	619,614	619,614	—	(1,131,487)	(1,131,487)
Net Change in Unrealized Appreciation/Depreciation(2)
Futures Contracts	$—	$—	$1,747,633	$—	$1,747,633
Forward Foreign Currency Exchange Contracts	1,600,818	1,600,818	—	(1,129,351)	(1,129,351)
Average Number of Contracts/Notional Amounts*
Futures Contracts(3)	—	—	489	—	489
Forward Foreign Currency Exchange Contracts(4)	$60,488,002	$60,488,002	$—	$134,569,621	$134,569,621

Notes to Financial Statements (continued)

		Inflation Focused Fund		Short Duration Income Fund
	Inflation Linked Contracts	Interest Rate Contracts	Total	Interest Rate Contracts	Forward Foreign Currency Exchange Contracts	Total
Net Realized Loss(1)
Futures Contracts	$–	$(450,939)	$(450,939)	$(33,612,667)	$–	$(33,612,667)
Forward Foreign Currency Exchange Contracts	–	–	–	–	(476,416)	(476,416)
CPI Swaps	(237,910)	–	(237,910)	–	–	–
Net Change in Unrealized Appreciation/ Depreciation(2)
Futures Contracts	$–	$7,268	$7,268	$272,350	$–	$272,350
Forward Foreign Currency Exchange Contracts	–	–	–	–	(1,464,178)	(1,464,178)
CPI Swaps	(3,246,448)	–	(3,246,448)	–	–	–
Average Number of Contracts/Notional Amounts*
Futures Contracts(3)	–	185	185	22,908	–	22,908
Forward Foreign Currency Exchange Contracts(4)	$–	$–	$–	$–	$95,601,291	$95,601,291
CPI Swaps(4)	212,476,018	–	212,476,018	–	–	–

*	Calculated based on the number of contracts or notional amounts during the fiscal year ended November 30, 2011.
(1)	Statements of Operations location: Net realized gain (loss) on investments, futures contracts, swaps and foreign currency related transactions.
(2)

Statements of Operations location: Net change in unrealized appreciation/depreciation on investments, futures contracts, swaps and translation of assets and liabilities denominated in foreign currencies.

(3)	Amount represents number of contracts.
(4)	Amount represents notional amounts in U.S. dollars.

3.    MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Trust has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies each Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of each Fund’s investment portfolio.

Notes to Financial Statements (continued)

The management fee is based on each Fund’s average daily net assets at the following annual rates:

Convertible Fund
First $1 billion	.70%
Next $1 billion	.65%
Over $2 billion	.60%

Floating Rate Fund
First $1 billion	.50%
Over $1 billion	.45%

High Yield Fund
First $1 billion	.60%
Next $1 billion	.55%
Over $2 billion	.50%

Income Fund
First $3 billion	.50%
Over $3 billion	.45%

Inflation Focused Fund
First $2 billion	.40%
Next $3 billion	.375%
Over $5 billion	.35%

Short Duration Income Fund
First $1 billion	.35%
Next $1 billion	.30%
Over $2 billion	.25%

For the fiscal year ended November 30, 2011, the effective management fee, net of waivers, was based on each Fund’s average daily net assets at the following annualized rates:

Effective Management Fee
Convertible Fund	.70%
Floating Rate Fund	.46%
High Yield Fund	.57%
Income Fund	.50%
Inflation Focused Fund	.02%
Short Duration Income Fund	.26%

For the twelve month period through March 31, 2011, Lord Abbett contractually agreed to waive all or a portion of Floating Rate Fund’s management fee and, if necessary, reimburse the Fund’s other expenses to the extent necessary so that the total net annual operating expenses for each class, excluding 12b-1 fees, did not exceed an annual rate of .65%. Effective April 1, 2011, the contractual waiver/reimbursement for the Fund was discontinued.

For the fiscal year ended November 30, 2011, and continuing through September 25, 2012, Lord Abbett contractually agreed to waive all or a portion of High Yield Fund’s management fee and, if necessary, reimburse the Fund’s other expenses to the extent necessary so that the total net annual operating expenses for each class, excluding 12b-1 fees, do not exceed an annual rate of .78%.

For the twelve month period through March 31, 2011, Lord Abbett contractually agreed to reimburse the Class A 12b-1 fee of High Yield Fund to the extent necessary so that Class A total net annual operating expenses did not exceed an annual rate of .98%. Effective April 1, 2011 the contractual 12b-1 reimbursement was discontinued.

For the period April 20, 2011 through March 31, 2013, Lord Abbett contractually agreed to waive all or a portion of Inflation Focused Fund’s management fee and, if necessary, reimburse the Fund’s

Notes to Financial Statements (continued)

other expenses to the extent necessary so that the total net annual operating expenses for each class, excluding 12b-1 fees, do not exceed an annual rate of .55%.

All contractual management fee waivers and expense reimbursement agreements between the funds and Lord Abbett may be terminated only upon the approval of the Funds Board of Trustees.

In addition, Lord Abbett provides certain administrative services to each Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of each Fund’s average daily net assets.

Convertible Fund, Floating Rate Fund, High Yield Fund and Short Duration Income Fund, along with certain other funds managed by Lord Abbett (collectively, the “Underlying Funds”), have entered into a Servicing Arrangement with Lord Abbett Balanced Strategy Fund, Lord Abbett Diversified Income Strategy Fund and Lord Abbett Growth & Income Strategy Fund of Lord Abbett Investment Trust and Lord Abbett Global Allocation Fund of Lord Abbett Global Fund, Inc. (each a “Fund of Funds”), pursuant to which each Underlying Fund pays a portion of the expenses (excluding management fees and fees pursuant to the 12b-1 distribution plan) of each Fund of Funds in proportion to the average daily value of the Underlying Fund shares owned by each Fund of Funds. Amounts paid pursuant to the Servicing Arrangement are included in Subsidy expense on each Fund’s Statement of Operations and Payable to affiliates on each Fund’s Statement of Assets and Liabilities.

As of November 30, 2011, the percentages of Convertible Fund’s, Floating Rate Fund’s, High Yield Fund’s and Short Duration Income Fund’s outstanding shares owned by each Fund of Funds were as follows:

			Underlying Funds
Fund of Funds	Convertible Fund	Floating Rate Fund	High Yield Fund	Short Duration Income Fund
Lord Abbett Balanced Strategy Fund	21.62%	2.05%	14.23%	.08%
Lord Abbett Diversified Income Strategy Fund	9.96%	–	10.16%	.45%
Lord Abbett Growth & Income Strategy Fund	–	.36%	7.79%	.08%
Lord Abbett Global Allocation Fund	–	–	1.44%	–

12b-1 Distribution Plan

Each Fund has adopted a distribution plan with respect to Class A, B, C, F, P, R2 and R3 shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The fees are accrued daily at annual rates based upon each Fund’s average daily net assets as follows:

Fees*	Class A(1)	Class B	Class C(2)	Class F	Class P	Class R2	Class R3
Service	.15%	.25%	.25%	–	.25%	.25%	.25%
Distribution	.05%	.75%	.75%	.10%	.20%	.35%	.25%

*	The Fund may designate a portion of the aggregate fee as attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. (“FINRA”) sales charge limitations.
(1)

For the period December 1, 2010 through January 31, 2011, the annual Class A 12b-1 fee rate for the Convertible Fund and High Yield Fund were .35% (.25% service, .10% distribution) of the Fund’s average daily net assets attributable to Class A shares.

(2)

The Rule 12b-1 fee each Fund pays on Class C shares is a blended rate based on 1.00% of each Fund’s average daily net assets attributable to Class C shares held for less than one year and .80% (.05% service, .75% distribution) of each Fund’s average daily net assets attributable to Class C shares held for one year or more. All Class C shareholders of a Fund will bear Rule 12b-1 fees at the same rate. Effective February 1, 2011, the Class C 12b-1 fees for the Convertible Fund and High Yield Fund were reduced to the blended rate as stated above.

Class I shares do not have a distribution plan.

Notes to Financial Statements (continued)

Commissions

Distributor received the following commissions on sales of shares of the Funds, after concessions were paid to authorized dealers, for the fiscal year ended November 30, 2011:

	Distributor Commissions	Dealers’ Concessions
Convertible Fund	$23,246	$143,242
Floating Rate Fund	455,340	2,751,517
High Yield Fund	147,834	969,876
Income Fund	177,011	949,222
Inflation Focused Fund	22,061	143,289
Short Duration Income Fund	2,216,254	14,233,224

Distributor received the following amount of CDSCs for the fiscal year ended November 30, 2011:

	Class A	Class C
Convertible Fund	$5,817	$10,453
Floating Rate Fund	495,517	484,676
High Yield Fund	56,232	72,597
Income Fund	59,748	51,451
Inflation Focused Fund	1,589	2,556
Short Duration Income Fund	1,725,381	1,974,354

Two Trustees and certain of the Trust’s officers have an interest in Lord Abbett.

4.    DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared daily and paid monthly for Floating Rate Fund, High Yield Fund, Income Fund, Inflation Focused Fund and Short Duration Income Fund and declared and paid quarterly for Convertible Fund. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

Notes to Financial Statements (continued)

The tax character of distributions paid during the fiscal years ended November 30, 2011 and 2010 was as follows:

	Convertible Fund		Floating Rate Fund
	Year Ended 11/30/2011	Year Ended 11/30/2010	Year Ended 11/30/2011	Year Ended 11/30/2010
Distributions paid from:
Ordinary income	$10,174,690	$13,471,839	$178,892,591	$85,526,728
Net long-term capital gains	–	–	4,794,790	–
Total distributions paid	$10,174,690	$13,471,839	$183,687,381	$85,526,728

	High Yield Fund		Income Fund
	Year Ended 11/30/2011	Year Ended 11/30/2010	Year Ended 11/30/2011	Year Ended 11/30/2010
Distributions paid from:
Ordinary income	$105,995,876	$79,525,968	$54,797,000	$48,256,777
Total distributions paid	$105,995,876	$79,525,968	$54,797,000	$48,256,777

	Inflation Focused Fund		Short Duration Income Fund
	Period Ended 11/30/2011*		Year Ended 11/30/2011	Year Ended 11/30/2010
Distributions paid from:
Ordinary income	$2,767,912		$633,036,217	$326,078,452
Net long-term capital gains	–		2,829,913	–
Total distributions paid	$2,767,912		$635,866,130	$326,078,452

*	For the period April 20, 2011 (commencement of operations) to November 30, 2011.

Subsequent to the Funds’ fiscal year ended November 30, 2011, distributions were declared on December 14, 2011 and paid on December 16, 2011 to shareholders of record on December 15, 2011. The approximate amounts were as follows:

	Net Investment Income	Long-Term Capital Gains
Convertible Fund	$1,851,000	$–
High Yield Fund	–	12,482,000
Income Fund	–	9,823,000

As of November 30, 2011, the components of accumulated gains (losses) on a tax-basis were as follows:

	Convertible Fund	Floating Rate Fund	High Yield Fund
Undistributed ordinary income–net	$3,117,614	$190,047	$–
Undistributed long term capital gains	–	–	12,480,699
Total undistributed earnings	$3,117,614	$190,047	$12,480,699
Capital loss carryforwards*	(13,172,324)	(19,049,525)	–
Temporary differences	(2,915,570)	(158,967)	(1,323,950)
Unrealized losses–net	(16,129,595)	(104,782,500)	(49,246,333)
Total accumulated losses–net	$(29,099,875)	$(123,800,945)	$(38,089,584)

Notes to Financial Statements (continued)

	Income Fund	Inflation Focused Fund	Short Duration Income Fund
Undistributed ordinary income—net	$–	$63,306	$1,570,043
Undistributed long term capital gains	9,809,461	–	–
Total undistributed earnings	$9,809,461	$63,306	$1,570,043
Capital loss carryforwards*	–	(865,559)	(1,592,020)
Temporary differences	(2,340,861)	(98,504)	–
Unrealized gains (losses)–net	20,646,600	(5,262,830)	(131,549,279)
Total accumulated gains (losses)–net	$28,115,200	$(6,163,587)	$(131,571,256)

*	As of November 30, 2011, the capital loss carryforwards, along with the related expiration dates, were as follows:

	2017	2018	2019	Indefinite	Total
Convertible Fund	$13,172,324	$–	$–	$–	$13,172,324
Floating Rate Fund	–	–	19,049,525	–	19,049,525
Inflation Focused Fund	–	–	–	865,559	865,559
Short Duration Income Fund	–	–	1,592,020	–	1,592,020

Certain losses incurred after October 31 (“Post-October Losses”) within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year. The Funds incurred and will elect to defer net losses during fiscal year 2011 as follows:

	Post-October Capital Losses	Post-October Ordinary Losses
Convertible Fund	$2,884,245	$–
Floating Rate Fund	158,134	–
High Yield Fund	–	400,235
Inflation Focused Fund	98,504	–

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed by the President of the United States. The Modernization Act includes numerous provisions that generally become effective for taxable years beginning after the date of enactment. With the exception of Inflation Focused Fund, management is currently assessing the impact of the Modernization Act as it relates to the Funds. Inflation Focused Fund commenced operations on April 20, 2011 and is therefore subject to the Modernization Act for the period ended November 30, 2011. Accordingly, capital losses will carry forward indefinitely and must retain their character as either short-term or long-term.

As of November 30, 2011, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Convertible Fund	Floating Rate Fund
Tax cost	$336,912,930	$3,078,810,725
Gross unrealized gain	10,141,556	6,407,767
Gross unrealized loss	(26,271,151)	(111,190,267)
Net unrealized security loss	$(16,129,595)	$(104,782,500)

	High Yield Fund	Income Fund
Tax cost	$1,624,505,609	$1,299,857,803
Gross unrealized gain	25,778,096	40,091,173
Gross unrealized loss	(75,126,633)	(18,756,791)
Net unrealized security gain (loss)	$(49,348,537)	$21,334,382

Notes to Financial Statements (continued)

	Inflation Focused Fund	Short Duration Income Fund
Tax cost	$135,962,577	$16,338,825,712
Gross unrealized gain	486,678	163,211,440
Gross unrealized loss	(2,503,060)	(294,731,871)
Net unrealized security loss	$(2,016,382)	$(131,520,431)

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of certain securities, amortization of premium and wash sales.

Permanent items identified during the fiscal year ended November 30, 2011 have been reclassified among the components of net assets based on their tax basis treatment as follows:

	Undistributed (Distributions in Excess of) Net Investment Income	Accumulated Net Realized Gain (Loss)	Paid-in Capital
Convertible Fund	$2,767,310	$(2,767,310)	$—
Floating Rate Fund	39,006	(39,006)	—
High Yield Fund	3,135,762	(3,135,762)	—
Income Fund	5,332,862	(5,332,862)	—
Inflation Focused Fund	1,217,037	(1,153,058)	(63,979)
Short Duration Income Fund	167,178,219	(167,178,219)	—

The permanent differences are attributable to the tax treatment of foreign currency transactions, certain securities, certain expenses, premium amortization, certain distributions paid and principal paydown gains and losses.

5.    PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the fiscal year ended November 30, 2011 were as follows:

	U.S. Government Purchases*	Non-U.S. Government Purchases	U.S. Government Sales*	Non-U.S. Government Sales
Convertible Fund	$—	$265,742,033	$—	$198,765,640
Floating Rate Fund	—	3,794,703,232	—	3,262,801,652
High Yield Fund	—	2,009,387,544	—	1,568,023,899
Income Fund	818,953,730	1,095,243,268	747,109,102	830,839,241
Inflation Focused Fund	54,404,883	164,219,887	36,261,160	50,156,601
Short Duration Income Fund	6,755,103,389	14,486,635,306	6,094,599,486	8,960,001,060

*	Includes U.S. Government sponsored enterprises securities.

6.    TRUSTEES’ REMUNERATION

The Trust’s officers and the two Trustees who are associated with Lord Abbett do not receive any compensation from the Trust for serving in such capacities. Outside Trustees’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all outside Trustees under which outside Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Trustees’ fees. The deferred

Notes to Financial Statements (continued)

amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Trustees’ fees on the Statements of Operations and in Trustees’ fees payable on the Statements of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

7.    EXPENSE REDUCTIONS

The Trust has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of each Fund’s expenses.

8.    LINE OF CREDIT

Convertible Fund, Floating Rate Fund, High Yield Fund and certain other funds managed by Lord Abbett have available an unsecured revolving credit facility (“Facility”) from State Street Bank and Trust Company (“SSB”), to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Facility is renewed annually under terms that depend on market conditions at the time of the renewal. The amount available under the Facility is $200,000,000. On February 3, 2011, the Facility was renewed for an annual period by the Funds and certain other funds managed by Lord Abbett. The amount available under the Facility remained the same. The annual fee to maintain the Facility was reduced from .15% to .125% of the amount available under the facility. Each participating fund pays its pro rata share based on the net assets of each participating fund. This amount is included in Other expenses on the Funds’ Statements of Operations. Any borrowings under this Facility will bear interest at current market rates as set forth in the credit agreement.

During the fiscal year ended November 30, 2011, Floating Rate Fund utilized the Facility and fully repaid its borrowings. The Floating Rate Fund had borrowings under the facility for a period of forty days with an average balance of $74,125,000. The average interest rate during this period was 1.39%. The total interest paid by the Floating Rate Fund was $114,058 which is included in Other expenses on the Fund’s Statement of Operations. As of November 30, 2011, there were no loans outstanding pursuant to the Facility.

Effective February 3, 2012, Convertible Fund, Floating Rate Fund, High Yield Fund and certain other funds managed by Lord Abbett will enter into a short term extension of the facility through March 31, 2012.

9.    CUSTODIAN AND ACCOUNTING AGENT

SSB is the Trust’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating each Fund’s NAV.

10.    INVESTMENT RISKS

Each Fund is subject to the general risks and considerations associated with investing in fixed income securities. The value of an investment will change as interest rates fluctuate and in response to market movements. When interest rates rise, the prices of fixed income securities are likely to decline; when interest rates fall, such prices tend to rise. Longer-term securities are usually more sensitive to interest rate changes. There is also the risk that an issuer of a fixed income security will fail to make timely payments of principal and/or interest to a Fund, a risk that is greater with high yield bonds (sometimes called “junk bonds”) in which one or more of the Funds may invest. Some issuers, particularly of high yield bonds, may default as to principal and/or

Notes to Financial Statements (continued)

interest payments after a Fund purchases their securities. A default, or concerns in the market about an increase in risk of default, may result in losses to each Fund. High yield bonds are subject to greater price fluctuations, as well as additional risks.

The values of equity holdings of Convertible Fund will fluctuate in response to movements in the equity securities market in general and to the changing prospects of the individual companies involved.

Convertible Fund, High Yield Fund, Income Fund, Inflation Focused Fund, and Short Duration Income Fund are subject to the general risks and considerations associated with investing in convertible securities, which have both equity and fixed income risk characteristics. Generally, convertible securities offer lower interest or dividend yields than non-convertible securities of similar quality and less potential for gains or capital appreciation in a rising equity securities market than equity securities. They tend to be more volatile than other fixed income securities, and the markets for convertible securities may be less liquid than markets for stocks or bonds. A significant portion of convertible securities have below investment grade credit ratings and are subject to increased credit and liquidity risks.

Each Fund’s investment exposure to foreign (which may include emerging market) companies presents increased market, liquidity, currency, political, information and other risks. The cost of Convertible Fund’s, High Yield Fund’s, Income Fund’s and Short Duration Income Fund’s potential use of forward foreign currency exchange contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions prevailing.

Each Fund is subject to the risks associated with derivatives, which may be different from and greater than the risks associated with directly investing in securities. Derivatives may be subject to risks such as liquidity risk, leveraging risk, interest rate risk, market risk, and credit risk. Illiquid securities may lower the Funds’ returns since the Funds may be unable to sell these securities at their desired time or price. Derivatives also may involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the value of the underlying asset, rate or index. Whether a Fund’s use of derivatives is successful will depend on, among other things, the Fund’s ability to correctly forecast market movements, changes in foreign exchange and interest rates, and other factors. If a Fund incorrectly forecasts these and other factors, its performance could suffer.

Each Fund may invest in swap contracts. Swap contracts are bi-lateral agreements between a fund and its counterparty. Each party is exposed to the risk of default by the other. In addition, they may involve a small investment of cash compared to the risk assumed with the result that small changes may produce disproportionate and substantial gains or losses to the Funds.

Floating Rate Fund, High Yield Fund, Income Fund, Inflation Focused Fund, and Short Duration Income Fund may invest in floating rate or adjustable rate senior loans, which are subject to increased credit and liquidity risks. Senior loans are business loans made to borrowers that may be U.S. or foreign corporations, partnerships or other business entities. The senior loans in which the Floating Rate Fund, High Yield Fund, Income Fund, Inflation Focused Fund and Short Duration Income Fund may invest may consist primarily of senior loans that are rated below investment grade or, if unrated, deemed by Lord Abbett to be equivalent to below investment grade securities. Below investment grade senior loans, as in the case of high yield debt securities, or junk bonds, are usually more credit sensitive than interest rate sensitive, although the value of these instruments may be impacted by broader interest rate swings in the overall fixed income market. In addition, Floating Rate Fund may invest up to 20% of its total assets in senior loans that are not secured by any specific collateral.

Notes to Financial Statements (continued)

High Yield Fund, Income Fund, Inflation Focused Fund, and Short Duration Income Fund may invest in mortgage-related securities, including those of such Government sponsored enterprises as Federal Home Loan Mortgage Corporation and Federal National Mortgage Association. In addition, these Funds may invest in non-agency backed and mortgage related securities, which are issued by private institutions, not by government-sponsored enterprises. Such securities may be particularly sensitive to changes in economic conditions, including delinquencies and/or defaults, and changes in prevailing interest rates. These changes can affect the value, income and/or liquidity of such positions. When interest rates are declining, the value of these securities with prepayment features may not increase as much as other fixed income securities. Early principal repayment may deprive a Fund of income payments above current markets rates. The prepayment rate also will affect the price and volatility of a mortgage-related security. In addition, securities of government sponsored enterprises are guaranteed with respect to the timely payment of interest and principal by the particular enterprise involved, not by the U.S. Government.

These factors can affect each Fund’s performance.

11.    SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of beneficial interest were as follows:

Convertible Fund	Year Ended November 30, 2011		Year Ended November 30, 2010
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	5,570,626	$65,327,440	3,263,167	$34,792,897
Converted from Class B*	147,729	1,675,207	63,542	674,395
Reinvestment of distributions	224,594	2,575,880	270,377	2,859,352
Shares reacquired	(5,889,490)	(64,776,728)	(4,194,269)	(44,661,294)
Increase (decrease)	53,459	$4,801,799	(597,183)	$(6,334,650)

Class B Shares
Shares sold	31,349	$368,036	142,692	$1,515,265
Reinvestment of distributions	10,994	126,095	23,510	247,989
Shares reacquired	(181,445)	(2,047,619)	(300,381)	(3,209,434)
Converted to Class A*	(148,202)	(1,675,207)	(63,786)	(674,395)
Decrease	(287,304)	$(3,228,695)	(197,965)	$(2,120,575)

Class C Shares
Shares sold	1,366,230	$16,032,399	980,582	$10,508,597
Reinvestment of distributions	89,383	1,018,413	114,036	1,200,931
Shares reacquired	(1,580,199)	(17,605,374)	(1,179,552)	(12,492,926)
Decrease	(124,586)	$(554,562)	(84,934)	$(783,398)

Class F Shares
Shares sold	4,697,352	$55,544,770	2,072,422	$22,306,589
Reinvestment of distributions	85,223	982,247	34,117	360,253
Shares reacquired	(4,240,563)	(47,176,451)	(1,082,937)	(11,608,730)
Increase	542,012	$9,350,566	1,023,602	$11,058,112

Notes to Financial Statements (continued)

Convertible Fund	Year Ended November 30, 2011		Year Ended November 30, 2010
Class I Shares	Shares	Amount	Shares	Amount
Shares sold	10,432,017	$110,194,534	2,376,311	$25,870,740
Reinvestment of distributions	295,785	3,354,644	431,585	4,570,996
Shares reacquired	(4,707,138)	(52,471,701)	(12,533,167)	(133,005,053)
Increase (decrease)	6,020,664	$61,077,477	(9,725,271)	$(102,563,317)

Class P Shares
Shares sold	467	$5,292	1,046	$11,206
Reinvestment of distributions	79	912	121	1,285
Shares reacquired	(6,302)	(75,860)	(813)	(8,585)
Increase (decrease)	(5,756)	$(69,656)	354	$3,906

Class R2 Shares
Shares sold	7,100	$82,345	254	$2,741
Reinvestment of distributions	26	308	37	392
Shares reacquired	(3,949)	(42,949)	(2,854)	(31,078)
Increase (decrease)	3,177	$39,704	(2,563)	$(27,945)

Class R3 Shares
Shares sold	49,459	$584,139	18,213	$193,410
Reinvestment of distributions	2,033	23,180	2,288	24,126
Shares reacquired	(53,005)	(630,681)	(9,752)	(101,826)
Increase (decrease)	(1,513)	$(23,362)	10,749	$115,710
*

Automatic conversion of Class B shares occurs on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

Floating Rate Fund	Year Ended November 30, 2011		Year Ended November 30, 2010
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	127,491,073	$1,192,237,331	120,431,395	$1,111,736,954
Reinvestment of distributions	6,389,472	59,010,194	3,167,319	29,200,255
Shares reacquired	(123,977,009)	(1,129,283,699)	(30,734,106)	(283,285,212)
Increase	9,903,536	$121,963,826	92,864,608	$857,651,997

Class C Shares
Shares sold	59,741,974	$559,539,061	65,713,002	$607,179,620
Reinvestment of distributions	3,086,344	28,466,095	1,315,766	12,141,555
Shares reacquired	(38,647,470)	(350,880,301)	(5,333,137)	(49,240,461)
Increase	24,180,848	$237,124,855	61,695,631	$570,080,714

Class F Shares
Shares sold	91,093,891	$850,677,054	80,402,596	$741,929,334
Reinvestment of distributions	3,291,369	30,364,026	1,268,097	11,696,043
Shares reacquired	(86,600,351)	(791,530,752)	(17,858,702)	(164,888,942)
Increase	7,784,909	$89,510,328	63,811,991	$588,736,435

Notes to Financial Statements (continued)

Floating Rate Fund	Year Ended November 30, 2011		Year Ended November 30, 2010
Class I Shares	Shares	Amount	Shares	Amount
Shares sold	27,366,538	$249,974,134	9,566,637	$88,174,976
Reinvestment of distributions	1,038,603	9,570,354	680,539	6,275,864
Shares reacquired	(18,581,594)	(167,959,600)	(390,140)	(3,590,874)
Increase	9,823,547	$91,584,888	9,857,036	$90,859,966

Class R2 Shares
Shares sold	72,319	$677,735	1,635	$14,944
Reinvestment of distributions	1,909	17,854	81	749
Shares reacquired	(66,400)	(618,467)	(1,554)	(14,303)
Increase	7,828	$77,122	162	$1,390

Class R3 Shares
Shares sold	123,629	$1,151,045	43,909	$404,823
Reinvestment of distributions	5,082	46,566	1,035	9,558
Shares reacquired	(41,300)	(369,806)	(1,690)	(15,712)
Increase	87,411	$827,805	43,254	$398,669

High Yield Fund	Year Ended November 30, 2011		Year Ended November 30, 2010
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	56,206,939	$429,202,131	39,520,625	$297,852,926
Converted from Class B*	528,086	4,121,773	408,041	3,055,250
Reinvestment of distributions	3,412,852	26,403,919	3,008,973	22,636,506
Shares reacquired	(43,068,262)	(331,309,736)	(28,750,511)	(215,014,394)
Increase	17,079,615	$128,418,087	14,187,128	$108,530,288

Class B Shares
Shares sold	148,422	$1,136,467	865,487	$6,458,345
Reinvestment of distributions	147,545	1,138,521	226,449	1,693,344
Shares reacquired	(719,368)	(5,561,436)	(834,161)	(6,238,282)
Converted to Class A*	(530,126)	(4,121,773)	(409,748)	(3,055,250)
Decrease	(953,527)	$(7,408,221)	(151,973)	$(1,141,843)

Class C Shares
Shares sold	12,057,012	$92,314,529	10,283,645	$77,395,313
Reinvestment of distributions	951,164	7,303,087	710,355	5,324,180
Shares reacquired	(5,771,820)	(44,114,242)	(3,558,998)	(26,715,885)
Increase	7,236,356	$55,503,374	7,435,002	$56,003,608

Class F Shares
Shares sold	24,371,596	$187,679,495	14,711,073	$111,630,090
Reinvestment of distributions	1,024,123	7,872,925	288,174	2,185,277
Shares reacquired	(12,770,776)	(97,861,571)	(2,488,774)	(18,796,879)
Increase	12,624,943	$97,690,849	12,510,473	$95,018,488

Notes to Financial Statements (continued)

High Yield Fund	Year Ended November 30, 2011		Year Ended November 30, 2010
Class I Shares	Shares	Amount	Shares	Amount
Shares sold	39,750,511	$302,499,596	21,330,646	$162,647,833
Reinvestment of distributions	5,295,066	41,087,693	5,019,665	37,892,309
Shares reacquired	(21,483,128)	(164,066,400)	(10,275,703)	(77,942,336)
Increase	23,562,449	$179,520,889	16,074,608	$122,597,806

Class P Shares
Shares sold	48,678	$383,162	43,988	$335,167
Reinvestment of distributions	10,023	78,383	8,478	64,654
Shares reacquired	(32,171)	(246,840)	(6,237)	(47,701)
Increase	26,530	$214,705	46,229	$352,120

Class R2 Shares
Shares sold	310,822	$2,423,768	228,773	$1,733,253
Reinvestment of distributions	1,611	12,455	363	2,762
Shares reacquired	(155,739)	(1,206,056)	(58,674)	(440,247)
Increase	156,694	$1,230,167	170,462	$1,295,768

Class R3 Shares
Shares sold	1,649,845	$12,858,979	787,193	$5,989,887
Reinvestment of distributions	102,940	796,629	43,669	331,861
Shares reacquired	(760,808)	(5,958,989)	(157,578)	(1,199,080)
Increase	991,977	$7,696,619	673,284	$5,122,668
*

Automatic conversion of Class B shares occurs on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

Income Fund	Year Ended November 30, 2011		Year Ended November 30, 2010
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	87,605,903	$252,433,351	70,335,414	$196,638,430
Converted from Class B*	1,253,434	3,596,537	1,490,037	4,164,500
Reinvestment of distributions	10,308,618	29,652,075	10,967,393	30,666,890
Shares reacquired	(68,215,605)	(195,924,056)	(55,939,678)	(156,352,306)
Increase	30,952,350	$89,757,907	26,853,166	$75,117,514

Class B Shares
Shares sold	635,094	$1,826,963	1,688,500	$4,681,028
Reinvestment of distributions	228,900	658,831	388,447	1,083,690
Shares reacquired	(1,524,729)	(4,380,636)	(2,822,586)	(7,892,813)
Converted to Class A*	(1,251,659)	(3,596,537)	(1,489,057)	(4,164,500)
Decrease	(1,912,394)	$(5,491,379)	(2,234,696)	$(6,292,595)

Class C Shares
Shares sold	29,770,800	$86,095,085	28,592,292	$80,535,034
Reinvestment of distributions	1,787,101	5,159,397	1,490,121	4,190,408
Shares reacquired	(16,021,443)	(46,134,781)	(9,160,513)	(25,778,423)
Increase	15,536,458	$45,119,701	20,921,900	$58,947,019

Notes to Financial Statements (continued)

Income Fund	Year Ended November 30, 2011		Year Ended November 30, 2010
Class F Shares	Shares	Amount	Shares	Amount
Shares sold	66,101,751	$190,470,646	33,754,692	$94,896,401
Reinvestment of distributions	1,441,333	4,144,068	476,499	1,347,274
Shares reacquired	(32,478,785)	(93,194,782)	(9,281,397)	(26,165,407)
Increase	35,064,299	$101,419,932	24,949,794	$70,078,268

Class I Shares
Shares sold	19,351,708	$55,376,800	8,853,385	$24,492,866
Reinvestment of distributions	180,996	518,697	321,742	904,610
Shares reacquired	(9,569,438)	(27,343,516)	(2,159,934)	(6,185,315)
Increase	9,963,266	$28,551,981	7,015,193	$19,212,161

Class R2 Shares
Shares sold	393,665	$1,138,875	52	$151
Reinvestment of distributions	314	910	270	761
Shares reacquired	(288,786)	(840,103)	–	–
Increase	105,193	$299,682	322	$912

Class R3 Shares
Shares sold	1,228,312	$3,545,703	463,641	$1,332,748
Reinvestment of distributions	36,807	106,342	5,612	16,003
Shares reacquired	(596,898)	(1,710,599)	(43,429)	(122,367)
Increase	668,221	$1,941,446	425,824	$1,226,384
*

Automatic conversion of Class B shares occurs on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

Inflation Focused Fund	Period Ended November 30, 2011†
Class A Shares	Shares	Amount
Shares sold	9,850,165	$146,384,242
Reinvestment of distributions	107,740	1,551,034
Shares reacquired	(2,850,943)	(41,330,135)
Increase	7,106,962	$106,605,141

Class C Shares
Shares sold	1,277,488	$18,862,424
Reinvestment of distributions	10,613	152,784
Shares reacquired	(86,072)	(1,237,001)
Increase	1,202,029	$17,778,207

Class F Shares
Shares sold	1,422,755	$21,103,434
Reinvestment of distributions	7,642	110,147
Shares reacquired	(374,158)	(5,363,934)
Increase	1,056,239	$15,849,647

Notes to Financial Statements (continued)

Inflation Focused Fund	Period Ended November 30, 2011†
Class I Shares	Shares	Amount
Shares sold	85,213	$1,259,526
Reinvestment of distributions	981	14,215
Shares reacquired	(5,150)	(75,714)
Increase	81,044	$1,198,027

Class R2 Shares
Shares sold	671	$10,065
Reinvestment of distributions	15	222
Increase	686	$10,287

Class R3 Shares
Shares sold	671.003	$10,065
Reinvestment of distributions	15.655	228
Increase	686.658	$10,293
†	For the period April 20, 2011 (commencement of operations) to November 30, 2011.

Short Duration Income Fund	Year Ended November 30, 2011		Year Ended November 30, 2010
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	963,508,143	$4,417,066,040	986,054,275	$4,544,652,559
Converted from Class B*	742,769	3,394,281	745,784	3,431,065
Reinvestment of distributions	51,459,248	235,775,074	29,909,378	137,930,490
Shares reacquired	(568,429,848)	(2,604,875,334)	(341,710,141)	(1,576,681,396)
Increase	447,280,312	$2,051,360,061	674,999,296	$3,109,332,718

Class B Shares
Shares sold	1,341,907	$6,169,161	4,567,785	$20,974,442
Reinvestment of distributions	300,411	1,379,871	304,903	1,406,151
Shares reacquired	(2,172,366)	(9,983,267)	(1,989,637)	(9,186,345)
Converted to Class A*	(741,408)	(3,394,281)	(744,377)	(3,431,065)
Increase (decrease)	(1,271,456)	$(5,828,516)	2,138,674	$9,763,183

Class C Shares
Shares sold	446,914,768	$2,062,065,357	557,454,522	$2,585,225,603
Reinvestment of distributions	25,817,435	119,058,785	13,313,628	61,812,913
Shares reacquired	(210,273,015)	(969,895,826)	(72,226,826)	(335,810,793)
Increase	262,459,188	$1,211,228,316	498,541,324	$2,311,227,723

Class F Shares
Shares sold	723,848,372	$3,317,146,828	563,246,083	$2,594,796,239
Reinvestment of distributions	19,185,059	87,788,801	7,200,021	33,259,442
Shares reacquired	(404,739,095)	(1,852,234,404)	(165,829,350)	(765,804,786)
Increase	338,294,336	$1,552,701,225	404,616,754	$1,862,250,895

Notes to Financial Statements (concluded)

Short Duration Income Fund	Year Ended November 30, 2011		Year Ended November 30, 2010
Class I Shares	Shares	Amount	Shares	Amount
Shares sold	128,861,181	$588,862,571	57,626,156	$265,384,880
Reinvestment of distributions	3,157,800	14,441,913	1,187,269	5,478,003
Shares reacquired	(44,393,164)	(202,919,756)	(18,874,291)	(87,314,817)
Increase	87,625,817	$400,384,728	39,939,134	$183,548,066

Class R2 Shares
Shares sold	1,089,056	$5,005,687	364,777	$1,685,527
Reinvestment of distributions	10,114	46,250	693	3,223
Shares reacquired	(368,210)	(1,692,804)	(73,988)	(342,815)
Increase	730,960	$3,359,133	291,482	$1,345,935

Class R3 Shares
Shares sold	6,019,974	$27,607,860	2,687,987	$12,460,528
Reinvestment of distributions	112,027	513,372	13,212	61,370
Shares reacquired	(4,893,231)	(22,438,137)	(431,584)	(1,991,672)
Increase	1,238,770	$5,683,095	2,269,615	$10,530,226
*

Automatic conversion of Class B shares occurs on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Lord Abbett Investment Trust and the Shareholders of the Lord Abbett Convertible Fund, Lord Abbett Floating Rate Fund, Lord Abbett High Yield Fund, Lord Abbett Income Fund, Lord Abbett Inflation Focused Fund, and Lord Abbett Short Duration Income Fund:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Lord Abbett Convertible Fund, Lord Abbett Floating Rate Fund, Lord Abbett High Yield Fund, Lord Abbett Income Fund, Lord Abbett Inflation Focused Fund, and Lord Abbett Short Duration Income Fund, (collectively the “Funds”), six of the portfolios constituting the Lord Abbett Investment Trust (the “Trust”), as of November 30, 2011, and the related statements of operations, the statements of changes in net assets and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of November 30, 2011, by correspondence with the custodian, brokers and agent banks; where replies were not received from brokers and agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds as of November 30, 2011, and the results of their operations, the changes in their net assets and their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

New York, New York

January 26, 2012

Basic Information About Management

The Board of Trustees (the “Board”) is responsible for the management of the business and affairs of the Trust in accordance with the laws of the State of Delaware. The Board appoints officers who are responsible for the day-to-day operations of the Trust and who execute policies authorized by the Board. The Board also approves an investment adviser to the Trust and continues to monitor the cost and quality of the services the investment adviser provides, and annually considers whether to renew the contract with the adviser. Generally, each Trustee holds office until his/her successor is elected and qualified or until his/her earlier resignation or removal, as provided in the Trust’s organizational documents.

Lord, Abbett & Co. LLC (“Lord Abbett”), a Delaware limited liability company, is the Trust’s investment adviser.

Interested Trustees

The following Trustees are associated with Lord Abbett and are “interested persons” of the Trust as defined in the Act. Mr. Dow and Ms. Foster are officers and directors or trustees of each of the 13 Lord Abbett-sponsored funds, which consist of 57 portfolios or series.

Name, Address and Year of Birth	Current Position and Length of Service with the Trust	Principal Occupation and Other Directorships During Past Five Years

Robert S. Dow Lord, Abbett & Co. LLC 90 Hudson Street Jersey City, NJ 07302 (1945)	Trustee since 1993 and Chairman since 1996

Principal Occupation: Senior Partner of Lord Abbett (since 2007) and was formerly Managing Partner (1996 - 2007) and Chief Investment Officer (1995 - 2007), joined Lord Abbett in 1972.

Other Directorships: None.

Daria L. Foster Lord, Abbett & Co. LLC 90 Hudson Street Jersey City, NJ 07302 (1954)	Trustee and President since 2006	Principal Occupation: Managing Partner of Lord Abbett (since 2007), and was formerly Director of Marketing and Client Service, joined Lord Abbett in 1990. Other Directorships: None.

Independent Trustees

The following Independent Trustees also are directors or trustees of each of the 13 Lord Abbett-sponsored funds, which consist of 57 portfolios or series.

Name, Address and Year of Birth	Current Position and Length of Service with the Trust	Principal Occupation and Other Directorships During Past Five Years

E. Thayer Bigelow Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1941)	Trustee since 1994

Principal Occupation: Managing General Partner, Bigelow Media, LLC (since 2000); Senior Adviser, Time Warner Inc. (1998 - 2000).

Other Directorships: Currently serves as director of Crane Co. (since 1984) and Huttig Building Products Inc. (since 1998). Previously served as a director of R.H. Donnelley Inc. (2009 - 2010) and Adelphia Communications Inc. (2003 - 2007).

Basic Information About Management (continued)

Name, Address and Year of Birth	Current Position and Length of Service with the Trust	Principal Occupation and Other Directorships During Past Five Years

Robert B. Calhoun, Jr. Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1942)	Trustee since 1998

Principal Occupation: Senior Advisor of Monitor Clipper Partners, a private equity investment fund (since 1997); President of Clipper Asset Management Corp. (1991 - 2009).

Other Directorships: Previously served as a director of Interstate Bakeries Corp. (1991 - 2008).

Evelyn E. Guernsey Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1955)	Trustee since 2011	Principal Occupation: CEO, Americas of J.P. Morgan Asset Management (2004 - 2010). Other Directorships: None.

Julie A. Hill Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1946)	Trustee since 2004

Principal Occupation: Owner and CEO of The Hill Company, a business consulting firm (since 1998).

Other Directorships: Currently serves as director of WellPoint, Inc., a health benefits company (since 1994). Previously served as a director of Resources Connection, Inc., a consulting firm (2004 - 2007).

Franklin W. Hobbs Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1947)	Trustee since 2000

Principal Occupation: Advisor of One Equity Partners, a private equity firm (since 2004).

Other Directorships: Currently serves as a director and Chairman of the Board of Ally Financial Inc., a financial services firm (since 2009) and as a director of Molson Coors Brewing Company (since 2002).

Thomas J. Neff Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1937)	Trustee since 1993

Principal Occupation: Chairman of Spencer Stuart (U.S.), an executive search consulting firm (since 1996).

Other Directorships: Currently serves as director of Ace, Ltd. (since 1997). Previously served as a director of Hewitt Associates, Inc. (2004 - 2010).

James L.L. Tullis Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1947)	Trustee since 2006

Principal Occupation: CEO of Tullis-Dickerson and Co. Inc., a venture capital management firm (since 1990).

Other Directorships: Currently serves as director of Crane Co. (since 1998). Previously served as a director of ViaCell, Inc. (2003 - 2007).

Basic Information About Management (continued)

Officers

None of the officers listed below have received compensation from the Trust. All of the officers of the Trust also may be officers of the other Lord Abbett-sponsored funds and maintain offices at 90 Hudson Street, Jersey City, NJ 07302. Unless otherwise indicated, the position(s) and title(s) listed under the “Principal Occupation During Past Five Years” column indicate each officer’s position(s) and title(s) with Lord Abbett.

Name and Year of Birth	Current Position with the Trust	Length of Service of Current Position	Principal Occupation During Past Five Years

Robert S. Dow (1945)	Chief Executive Officer and Chairman	Elected in 1996	Senior Partner of Lord Abbett (since 2007), and was formerly Managing Partner (1996 - 2007) and Chief Investment Officer (1995 - 2007), joined Lord Abbett in 1972.

Daria L. Foster (1954)	President	Elected in 2006	Managing Partner of Lord Abbett (since 2007), and was formerly Director of Marketing and Client Service, joined Lord Abbett in 1990.

Robert I. Gerber (1954)	Executive Vice President	Elected in 1998	Partner and Chief Investment Officer (since 2007), joined Lord Abbett in 1997 as Director of Taxable Fixed Income Management.

Robert A. Lee (1969)	Executive Vice President	Elected in 1998	Partner and Director, joined Lord Abbett in 1997.

Andrew H. O’Brien (1973)	Executive Vice President	Elected in 2007	Partner and Portfolio Manager, joined Lord Abbett in 1998.

Steven F. Rocco (1979)	Executive Vice President	Elected in 2010	Partner and Portfolio Manager, joined Lord Abbett in 2004.

Joel G. Serebransky (1958)	Executive Vice President	Elected in 2011	Portfolio Manager, joined Lord Abbett in 2011 and was formerly a founding partner and Managing Director of Navigare Partners, LLC (2005 - 2010).

Harold E. Sharon (1960)	Executive Vice President	Elected in 2005	Partner and Director, joined Lord Abbett in 2003.

Basic Information About Management (continued)

Name and Year of Birth	Current Position with the Trust	Length of Service of Current Position	Principal Occupation During Past Five Years

Stacy P. Allen (1967)	Vice President	Elected in 2009	Partner and Chief Administrative Officer, joined Lord Abbett in 2003.

James W. Bernaiche (1956)	Chief Compliance Officer	Elected in 2004	Partner and Chief Compliance Officer, joined Lord Abbett in 2001.

Joan A. Binstock (1954)	Chief Financial Officer and Vice President	Elected in 1999	Partner and Chief Operations Officer, joined Lord Abbett in 1999.

John K. Forst (1960)	Vice President and Assistant Secretary	Elected in 2005	Deputy General Counsel, joined Lord Abbett in 2004.

Lawrence H. Kaplan (1957)	Vice President and Secretary	Elected in 1997	Partner and General Counsel, joined Lord Abbett in 1997.

David J. Linsen (1974)	Vice President	Elected in 2011	Partner and Director, joined Lord Abbett in 2001.

Steven M. Lipper (1961)	Vice President	Elected in 2011	Director, Product Management, joined Lord Abbett in 2004.

A. Edward Oberhaus, III (1959)	Vice President	Elected in 1996	Partner and Director, joined Lord Abbett in 1983.

Thomas R. Phillips (1960)	Vice President and Assistant Secretary	Elected in 2008	Partner and Deputy General Counsel, joined Lord Abbett in 2006.

Walter H. Prahl (1958)	Vice President	Elected in 1998	Partner and Director, joined Lord Abbett in 1997.

Frederick J. Ruvkun (1957)	Vice President	Elected in 2011	Partner and Director, joined Lord Abbett in 2006.

Lawrence B. Stoller (1963)	Vice President and Assistant Secretary	Elected in 2007	Partner and Senior Deputy General Counsel, joined Lord Abbett in 2007 and was formerly an Executive Vice President and the General Counsel at Cohen & Steers Capital Management, Inc. (1999 - 2007).

Basic Information About Management (concluded)

Name and Year of Birth	Current Position with the Trust	Length of Service of Current Position	Principal Occupation During Past Five Years

Leah G. Traub (1979)	Vice President	Elected in 2011	Director of Currency Management, joined Lord Abbett in 2007 and was formerly a Research Economist at Princeton Economics Group (2006 - 2007) and Research Assistant and Lecturer at Rutgers University (2003 - 2007).

Kewjin Yuoh (1971)	Vice President	Elected in 2011	Portfolio Manager, joined Lord Abbett in 2010 and was formerly a Senior Vice President - Director of Fundamental Research and Senior Portfolio Manager at Alliance Bernstein, LLP (2003 - 2010).

Bernard J. Grzelak (1971)	Treasurer	Elected in 2003	Partner and Director of Fund Administration, joined Lord Abbett in 2003.

Please call 888-522-2388 for a copy of the statement of additional information (“SAI”), which contains further information about the Trust’s Trustees. It is available free upon request.

Householding

The Trust has adopted a policy that allows it to send only one copy of each Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to each Fund’s portfolio securities, and information on how Lord Abbett voted each Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330).

Tax Information

18.10% of the ordinary income distributions paid by the Convertible Fund during fiscal 2011 is qualified dividend income. For corporate shareholders, only 16.89% of the Convertible Fund’s ordinary income distributions, qualified for the dividends received deduction.

For foreign shareholders, the percentages below reflect the portion of ordinary income distributions that represent interest-related dividends:

Fund Name
Convertible Fund	71.71%
Floating Rate Fund	100.00
High Yield Fund	99.99
Income Fund	99.86
Inflation Focused Fund	100.00
Short Duration Income Fund	100.00

Additionally, of the distributions paid to shareholders during the fiscal year ended November 30, 2011, the following amounts represent long-term capital gains:

Fund Name
Floating Rate Fund	$4,794,790
Short Duration Income Fund	2,829,913

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Investment Trust

Lord Abbett Convertible Fund

Lord Abbett Floating Rate Fund

Lord Abbett High Yield Fund

Lord Abbett Income Fund

Lord Abbett Inflation Focused Fund

Lord Abbett Short Duration Income Fund

LAIT-2-1111

(01/12)

Item 2:	Code of Ethics.

(a)	In accordance with applicable requirements, the Registrant adopted a Sarbanes-Oxley Code of Ethics on June 19, 2003 that applies to the principal executive officer and senior financial officers of the Registrant (“Code of Ethics”). The Code of Ethics was in effect during the fiscal year ended November 30, 2011 (the “Period”).

(b)	Not applicable.

(c)	The Registrant has not amended the Code of Ethics as described in Form N-CSR during the Period.

(d)	The Registrant has not granted any waiver, including an implicit waiver, from a provision of the Code of Ethics as described in Form N-CSR during the Period.

(e)	Not applicable.

(f)	See Item 12(a)(1) concerning the filing of the Code of Ethics. The Registrant will provide a copy of the Code of Ethics to any person without charge, upon request. To obtain a copy, please call Lord Abbett at 888-522-2388.

Item 3:	Audit Committee Financial Expert.

The Registrant’s board of trustees has determined that each of the following independent trustees who are members of the audit committee is an audit committee financial expert: E. Thayer Bigelow, Robert B. Calhoun Jr., and James L.L. Tullis. Each of these persons is independent within the meaning of the Form N-CSR.

Item 4:	Principal Accountant Fees and Services.

In response to sections (a), (b), (c) and (d) of Item 4, the aggregate fees billed to the Registrant for the fiscal years ended November 30, 2011 and 2010 by the Registrant’s principal accounting firm, Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu and their respective affiliates (collectively, “Deloitte”) were as follows:

	Fiscal year ended:
	2011	2010
Audit Fees {a}	$481,000	$405,000
Audit-Related Fees	- 0 -	- 0 -

Total audit and audit-related fees	481,000	405,000

Tax Fees {b}	108,315	94,703
All Other Fees	- 0 -	- 0 -

Total Fees	$589,315	$499,703

{a} Consists of fees for audits of the Registrant’s annual financial statements.

{b} Fees for the fiscal year ended November 30, 2011 and 2010 consist of fees for preparing the U.S. Income Tax Return for Regulated Investment Companies, New Jersey Corporation Business Tax Return, New Jersey Annual Report Form, U.S. Return of Excise Tax on Undistributed Income of Investment Companies, IRS Forms 1099-MISC and 1096 Annual Summary and Transmittal of U.S. Information Returns.

(e) (1) Pursuant to Rule 2-01(c) (7) of Regulation S-X, the Registrant’s Audit Committee has adopted pre-approval policies and procedures. Such policies and procedures generally provide that the Audit Committee must pre-approve:

•	any audit, audit-related, tax, and other services to be provided to the Lord Abbett Funds, including the Registrant, and
•

any audit-related, tax, and other services to be provided to the Registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to one or more Funds comprising the Registrant if the engagement relates directly to operations and financial reporting of a Fund, by the independent auditor to assure that the provision of such services does not impair the auditor’s independence.

The Audit Committee has delegated pre-approval authority to its Chairman, subject to a fee limit of $10,000 per event, and not to exceed $25,000 annually. The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting. Unless a type of service to be provided by the independent auditor has received general pre-approval, it must be pre-approved by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

(e) (2) The Registrant’s Audit Committee has approved 100% of the services described in this Item 4 (b) through (d).

(f) Not applicable.

(g) The aggregate non-audit fees billed by Deloitte for services rendered to the Registrant are shown above in the response to Item 4 (a), (b), (c) and (d) as “All Other Fees”.

The aggregate non-audit fees billed by Deloitte for services rendered to the Registrant’s investment adviser, Lord, Abbett & Co. LLC (“Lord Abbett”), for the fiscal years ended November 30, 2011 and 2010 were:

	Fiscal year ended:
	2011	2010
All Other Fees {a}	$172,220	$171,360

{a} Consist of fees for Independent Services Auditors’ Report on Controls Placed in Operation and Tests of Operating Effectiveness related to Lord Abbett’s Asset Management Services (“SAS 70 Report”).

The aggregate non-audit fees billed by Deloitte for services rendered to entities under the common control of Lord Abbett for the fiscal years ended November 30, 2011 and 2010 were:

	Fiscal year ended:
	2011		2010
All Other Fees	$	- 0 -	$	- 0-

(h) The Registrant’s Audit Committee has considered the provision of non-audit services that were rendered to the Registrant’s investment adviser, and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant, that were not pre-approved pursuant to Rule 2-01 (c)(7)(ii) of Regulation S-X and has determined that the provision of such services is compatible with maintaining Deloitte’s independence.

Item 5:	Audit Committee of Listed Registrants.

  Not applicable.

Item 6:	Investments.

  Not applicable.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

  Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.

  Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

  Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders.

  Not applicable.

Item 11:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:	Exhibits.

(a)(1)	Amendments to Code of Ethics – Not applicable.

(a)(2)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(a)(3)	Not applicable.

(b)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT INVESTMENT TRUST

By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: January 23, 2012

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: January 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: January 23, 2012

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: January 23, 2012